UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak,

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Registered Investment Companies (44.9%)	Value
Affiliated Equity Holdings (42.4%)
5,607,856	Thrivent Core International Equity Fund	$57,368,364
4,318,979	Thrivent Core Low Volatility Equity Fund[a]	45,651,604
7,132,168	Thrivent Large Cap Growth Fund, Class S	92,432,891
1,309,878	Thrivent Large Cap Stock Fund, Class S	37,776,878
2,928,782	Thrivent Large Cap Value Fund, Class S	69,763,576
2,601,035	Thrivent Mid Cap Stock Fund, Class S	77,250,747
11,758,230	Thrivent Partner Worldwide Allocation Fund, Class S	128,752,616
1,201,969	Thrivent Small Cap Stock Fund, Class S	33,282,528

	Total	542,279,204

Affiliated Fixed Income Holdings (1.4%)
1,316,969	Thrivent High Yield Fund, Class S	6,242,433
455,653	Thrivent Income Fund, Class S	4,046,199
555,926	Thrivent Limited Maturity Bond Fund, Class S	6,860,133

	Total	17,148,765

Equity Funds/Exchange Traded Funds (1.1%)
7,010	iShares Russell 2000 Growth Index Fund	1,454,925
5,135	iShares Russell 2000 Index Fund	851,742
5,995	ProShares Ultra S&P 500[b]	714,484
25,923	SPDR S&P 500 ETF Trust	7,292,918
20,268	SPDR S&P Biotech ETF[b]	1,931,338
6,130	SPDR S&P Health Care Equipment ETF	494,998
15,412	SPDR S&P Retail ETF	764,898
12,861	Vanguard REIT ETF	1,053,830

	Total	14,559,133

	Total Registered Investment Companies (cost $420,514,251)	573,987,102

Shares	Common Stock (37.8%)	Value
Consumer Discretionary (4.3%)
2,384	Amazon.com, Inc.[a]	4,237,417
18,275	American Axle & Manufacturing Holdings, Inc.[a]	305,558
300	AOKI Holdings, Inc.	4,300
100	Aoyama Trading Company, Ltd.	3,307
6,252	Aptiv plc	613,134
1,235	Aramark	49,659
1,090	Ascent Capital Group, Inc.[a]	3,139
500	Autobacs Seven Company, Ltd.	8,593
1,203	Berkeley Group Holdings plc	58,882
374	Booking Holdings, Inc.[a]	758,741
17,560	BorgWarner, Inc.	808,111
4,500	Bridgestone Corporation	177,509
11,401	Bright Horizons Family Solutions, Inc.[a]	1,219,793
1,425	Bunzl plc	42,342
13,184	Burlington Stores, Inc.[a]	2,014,647
7,986	Carnival Corporation	473,091
8,605	CBS Corporation	453,225
5,721	Cedar Fair, LP	326,898
1,823	Century Casinos, Inc.[a]	14,857
22,749	Chico’s FAS, Inc.	197,916
21,400	Children’s Place, Inc.	2,630,060

Shares	Common Stock (37.8%)	Value
Consumer Discretionary (4.3%) - continued
1,710	Chipotle Mexican Grill, Inc.[a]	$741,559
400	Chiyoda Company, Ltd.	8,303
169	Cie Generale des Etablissements Michelin	21,702
43,010	Comcast Corporation	1,538,898
54,856	Core-Mark Holding Company, Inc.	1,326,418
7,525	Criteo SA ADR[a]	241,778
69,042	Crocs, Inc.[a]	1,250,351
2,629	CSS Industries, Inc.	41,933
2,407	Culp, Inc.	59,694
600	DCM Holdings Company, Ltd.	5,374
11,679	DISH Network Corporation[a]	368,589
20,702	Dollar Tree, Inc.[a]	1,889,679
31,502	Duluth Holdings, Inc.[a,b]	725,176
1,735	Emerald Expositions Events, Inc.	33,485
6,835	Expedia Group, Inc.	914,796
17,783	Extended Stay America, Inc.	378,600
10,032	Five Below, Inc.[a]	974,709
21,393	G-III Apparel Group, Ltd.[a]	977,660
19,587	Habit Restaurants, Inc.[a]	248,755
23,114	Harley-Davidson, Inc.	991,359
871	Haverty Furniture Companies, Inc.	17,246
610	Hemisphere Media Group, Inc.[a]	7,320
7,540	Home Depot, Inc.	1,489,301
5,700	Honda Motor Company, Ltd.	174,025
764	Hugo Boss AG	68,891
2,414	Inchcape plc	22,332
4,686	International Speedway Corporation	202,904
253	Ipsos SA	8,454
3,662	ITV plc	7,915
6,616	Las Vegas Sands Corporation	475,690
2,124	La-Z-Boy, Inc.	64,782
6,090	Liberty Media Corporation - Liberty SiriusXM[a]	287,631
2,550	Liberty SiriusXM Group[a]	120,207
29,820	Lowe’s Companies, Inc.	2,962,319
2,475	Lululemon Athletica, Inc.[a]	296,876
2,252	Magna International, Inc.	136,877
20	Marcus Corporation	771
702	McDonald’s Corporation	110,593
1,984	Mediaset Espana Comunicacion SA	15,608
36,448	Michaels Companies, Inc.[a]	743,904
5,371	Modine Manufacturing Company[a]	93,724
2,646	Netflix, Inc.[a]	892,893
33,810	Newell Brands, Inc.	885,484
8,629	News Corporation, Class A	130,039
3,299	News Corporation, Class B	50,475
126	Nexity SA	7,753
449	Next plc	34,956
2,100	NHK Spring Company, Ltd.	21,005
6,670	NIKE, Inc.	512,990
18,900	Nissan Motor Company, Ltd.	178,777
22,920	Norwegian Cruise Line Holdings, Ltd.[a]	1,146,688
58,720	Nutrisystem, Inc.	2,348,800
1,434	O’Reilly Automotive, Inc.[a]	438,804
14,039	Oxford Industries, Inc.	1,293,273
14,526	Papa John’s International, Inc.[b]	609,511
2,484	Peugeot SA	71,345
12,855	Planet Fitness, Inc.[a]	610,870
623	Playa Hotels and Resorts NVa	6,473
200	Plenus Company, Ltd.[b]	3,234
7,710	Polaris Industries, Inc.	812,788
673	ProSiebenSat.1 Media AG	18,164
2,624	PVH Corporation	402,836
2,525	RHa,b	343,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (37.8%)	Value
Consumer Discretionary (4.3%) - continued
12,567	Ross Stores, Inc.	$1,098,733
800	Sangetsu Company, Ltd.	15,380
1,600	Sankyo Company, Ltd.	63,051
8,300	Sekisui House, Ltd.	141,478
500	SHIMAMURA Company, Ltd.	46,788
33,467	Six Flags Entertainment Corporation[b]	2,173,682
4,311	Stamps.com, Inc.[a]	1,125,171
1,600	Sumitomo Rubber Industries, Ltd.	26,518
100	Takara Standard Company, Ltd.	1,778
4,710	Tapestry, Inc.	221,935
28,963	Toll Brothers, Inc.	1,021,235
10,769	Tower International, Inc.	347,839
3,000	Toyoda Gosei Company, Ltd.	76,124
2,500	TV Asahi Holdings Corporation	50,061
3,579	Ulta Beauty, Inc.[a]	874,672
3,148	Vail Resorts, Inc.	871,587
3,707	VF Corporation	341,303
2,125	Whirlpool Corporation	278,587
15,036	Wingstop, Inc.	742,027
595	Wolters Kluwer NV	35,830
18,885	Zumiez, Inc.[a]	427,745

	Total	55,249,095

Consumer Staples (1.1%)
6,076	Altria Group, Inc.	356,540
31,579	Archer-Daniels-Midland Company	1,524,002
500	Arcs Company, Ltd.	12,519
97,469	Cott Corporation	1,558,529
16,153	e.l.f. Beauty, Inc.[a,b]	233,249
3,631	Empire Company, Ltd.	74,861
605	ForFarmers BV	6,874
67,124	Hain Celestial Group, Inc.[a]	1,909,007
2,683	Inter Parfums, Inc.	161,517
9,000	Japan Tobacco, Inc.	256,137
16,688	John B. Sanfilippo & Son, Inc.[a]	1,282,807
3,690	Kimberly-Clark Corporation	420,143
2,906	Koninklijke Ahold Delhaize NV	73,901
500	Lawson, Inc.	30,025
156	Loblaw Companies, Ltd.	8,248
27,841	MGP Ingredients, Inc.	2,284,911
100	Ministop Company, Ltd.	1,894
21,737	Monster Beverage Corporation[a]	1,304,655
13,730	PepsiCo, Inc.	1,578,950
676	Seneca Foods Corporation[a]	18,218
2,035	SpartanNash Company	48,759
1,148	Swedish Match AB	62,758
2,615	Unilever NV	150,861
3,762	Unilever plc	214,903
10,581	Wal-Mart Stores, Inc.	944,143
2,589	Wesfarmers, Ltd.	95,193

	Total	14,613,604

Energy (2.1%)
15,658	Abraxas Petroleum Corporation[a]	40,711
16,042	Anadarko Petroleum Corporation	1,173,472
2,440	Andeavor	366,146
40,992	Archrock, Inc.	559,541
682	BP plc	5,126
125,219	Callon Petroleum Company[a]	1,347,356
17,910	Chevron Corporation	2,261,496
6,902	Concho Resources, Inc.[a]	1,006,657
28,302	Denbury Resources, Inc.[a]	127,642
21,195	Devon Energy Corporation	953,987
8,000	EQT Corporation	397,440
2,170	Era Group, Inc.[a]	30,662
123,735	Euronav NV	1,045,561

Shares	Common Stock (37.8%)	Value
Energy (2.1%) - continued
3,376	Exterran Corporation[a]	$93,583
18,259	Exxon Mobil Corporation	1,488,291
17,527	Forum Energy Technologies, Inc.[a]	230,480
95	Gaztransport Et Technigaz SA	6,219
60,891	Gran Tierra Energy, Inc.[a]	202,767
27,335	Halliburton Company	1,159,551
13,614	Helix Energy Solutions Group, Inc.[a]	136,276
6,867	HollyFrontier Corporation	512,141
1,076	Keane Group, Inc.[a]	15,182
80,355	Marathon Oil Corporation	1,697,098
10,261	Newpark Resources, Inc.[a]	113,384
36,044	Nine Energy Service, Inc.[a]	1,052,845
10,922	Northern Oil and Gas, Inc.[a]	40,630
3,437	Oil States International, Inc.[a]	119,951
1,744	OMV AG	98,558
7,256	ONEOK, Inc.	511,113
32,426	Parsley Energy, Inc.[a]	1,019,149
55,809	Patterson-UTI Energy, Inc.	959,915
2,850	Phillips 66	351,519
2,205	Pioneer Energy Services Corporation[a]	7,276
5,015	Pioneer Natural Resources Company	949,189
47,484	Ring Energy, Inc.[a]	586,902
11,355	Rowan Companies plc[a]	164,420
1,257	Royal Dutch Shell plc, Class A	43,073
6,416	Royal Dutch Shell plc, Class B	224,733
19,734	RPC, Inc.[b]	292,063
10,498	SM Energy Company	288,800
1,486	Tallgrass Energy, LP	34,668
108	Targa Resources Corporation	5,516
30,576	TechnipFMC plc	995,249
6,374	Teekay Tankers, Ltd.	6,046
1,563	Total SA	101,947
151,794	Transocean, Ltd.[a]	1,953,589
11,364	Unit Corporation[a]	282,964
1,700	W&T Offshore, Inc.[a]	11,798
204,200	Weatherford International plc[a]	692,238
4,347	Whiting Petroleum Corporation[a]	215,829
69,038	WPX Energy, Inc.[a]	1,295,843

	Total	27,276,592

Financials (7.4%)
186	Aareal Bank AG	8,548
4,902	Affiliated Managers Group, Inc.	784,369
20,392	Aflac, Inc.	949,044
10,726	Allstate Corporation	1,020,257
15,450	Ally Financial, Inc.	413,442
3,640	American Express Company	362,253
12,913	American Financial Group, Inc.	1,455,166
8,550	American International Group, Inc.	472,046
8,269	Ameris Bancorp	385,335
665	Anima Holding SPA[c]	3,565
4,232	Arch Capital Group, Ltd.[a]	129,330
17,136	Argo Group International Holdings, Ltd.	1,071,857
55,341	Assured Guaranty, Ltd.	2,153,872
420	ASX, Ltd.	20,509
3,760	Australia & New Zealand Banking Group, Ltd.	81,741
4,865	Banca Monte dei Paschi di Siena SPA[a,b]	15,101
8,344	Banco BPM SPA[a]	26,445
7,001	Banco de Sabadell SA	11,655
35,007	BancorpSouth Bank	1,151,730
136,515	Bank of America Corporation	4,215,583
637	Bank of Marin Bancorp	56,597
11,739	Bank of New York Mellon Corporation	627,684

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (37.8%)	Value
Financials (7.4%) - continued
9,940	Bank OZK	$406,546
2,420	BankFinancial Corporation	40,511
2,050	Bankinter SA	19,773
2,536	Barclays plc	6,451
16,136	Beneficial Bancorp, Inc.	262,210
5,116	Berkshire Hathaway, Inc.[a]	1,012,303
20,670	Blackstone Group, LP	721,796
760	Blue Hills Bancorp, Inc.	16,644
19,273	Boston Private Financial Holdings, Inc.	277,531
43,725	BrightSphere Investment Group	623,081
423	Brookline Bancorp, Inc.	7,699
39,140	Brown & Brown, Inc.	1,145,236
1,345	CaixaBank SA	6,188
15,333	Capital One Financial Corporation	1,446,209
10,172	Cathay General Bancorp	423,054
13,105	Central Pacific Financial Corporation	361,174
1,584	Cherry Hill Mortgage Investment Corporation	29,177
4,790	Chubb, Ltd.	669,259
4,651	CI Financial Corporation	81,268
70,360	Citigroup, Inc.	5,058,180
3,330	Citizens Financial Group, Inc.	132,467
22,966	CNO Financial Group, Inc.	467,358
2,996	CNP Assurances	69,963
41,999	CoBiz Financial, Inc.	919,778
9,820	Comerica, Inc.	951,951
7,226	Community Trust Bancorp, Inc.	352,809
7,840	Direct Line Insurance Group plc	35,373
8,809	Discover Financial Services	629,051
5,077	DnB ASA	102,234
29,284	Dynex Capital, Inc.	194,739
20,855	E*TRADE Financial Corporation[a]	1,247,338
15,051	East West Bancorp, Inc.	974,402
3,120	Ellington Residential Mortgage REIT	34,944
5,663	Employers Holdings, Inc.	263,046
12,786	Enterprise Financial Services Corporation	719,213
14,418	Essent Group, Ltd.[a]	553,651
1,159	Euronext NVc	71,932
1,096	FBL Financial Group, Inc.	89,543
46,730	Fifth Third Bancorp	1,382,741
2,696	Financial Institutions, Inc.	85,463
3,294	Finecobank Banca Fineco SPA	38,627
5,770	First Busey Corporation	183,024
8,921	First Commonwealth Financial Corporation	150,497
9,943	First Defiance Financial Corporation	319,767
1,451	First Financial Corporation	74,581
32,170	First Hawaiian, Inc.	909,124
27,618	First Interstate BancSystem, Inc.	1,191,717
767	First Merchants Corporation	36,202
360	First Mid-Illinois Bancshares, Inc.	14,512
2,864	First Midwest Bancorp, Inc.	76,383
802	First of Long Island Corporation	17,484
4,585	First Republic Bank	453,273
12,273	FlexiGroup, Ltd.	20,881
1,225	Genworth MI Canada, Inc.	43,120
9,246	Goldman Sachs Group, Inc.	2,195,278
6,999	Great Southern Bancorp, Inc.	413,291
36,799	Hamilton Lane, Inc.	1,802,047
20,094	Hancock Whitney Corporation	1,009,724
886	Hanmi Financial Corporation	22,194
786	Hannover Rueckversicherung SE	104,840
1,113	Hanover Insurance Group, Inc.	139,593

Shares	Common Stock (37.8%)	Value
Financials (7.4%) - continued
13,284	Hartford Financial Services Group, Inc.	$700,067
1,424	Heartland Financial USA, Inc.	83,660
64,278	Heritage Commerce Corporation	978,954
4,851	Hometrust Bancshares, Inc.[a]	141,164
15,215	Horace Mann Educators Corporation	664,896
4,951	Horizon Bancorp, Inc.	104,021
17,600	Houlihan Lokey, Inc.	865,216
20,745	HSBC Holdings plc	198,659
73,649	Huntington Bancshares, Inc.	1,137,141
15,841	IBERIABANK Corporation	1,316,387
4,285	Independent Bank Corporation	104,983
4,315	Interactive Brokers Group, Inc.	258,296
21,730	Intercontinental Exchange, Inc.	1,606,064
9,257	Invesco, Ltd.	249,846
80,400	Investment Technology Group, Inc.	1,780,860
11,258	J.P. Morgan Chase & Company	1,294,107
17,192	Jefferies Financial Group, Inc.	416,906
946	Jupiter Fund Management plc	5,436
16,469	Kemper Corporation	1,314,226
157,054	KeyCorp	3,277,717
14,826	Ladder Capital Corporation	237,068
2,639	Lakeland Bancorp, Inc.	51,197
20,282	Loews Corporation	1,029,920
53	Macquarie Group, Ltd.	4,836
500	Markel Corporation[a]	585,000
3,388	MarketAxess Holdings, Inc.	656,493
800	Matsui Securities Company, Ltd.	7,981
65,316	Medibank Private, Ltd.	151,061
933	Mercantile Bank Corporation	33,140
27,723	Meridian Bancorp, Inc.	507,331
13,640	MetLife, Inc.	623,894
8,688	MidWestOne Financial Group, Inc.	279,406
27,400	Mizuho Financial Group, Inc.	47,629
13,060	Morgan Stanley	660,314
101	Nasdaq, Inc.	9,231
7,310	National Bank Holdings Corporation	289,330
1,389	National Bank of Canada	68,091
17	National Western Life Group, Inc.	5,508
4,364	Navigators Group, Inc.	263,367
481	NBT Bancorp, Inc.	19,355
2,133	Old Second Bancorp, Inc.	33,062
8,997	PacWest Bancorp	451,829
370	Paragon Banking Group plc	2,415
563	Pargesa Holding SA	47,025
50,599	PCSB Financial Corporation	995,788
1,913	Peapack-Gladstone Financial Corporation	62,899
590	Peoples Bancorp, Inc.	21,370
666	Plus500, Ltd.	16,182
576	Power Corporation of Canada	13,102
2,908	PowerShares QQQ	513,117
11,789	Primerica, Inc.	1,353,377
23,011	Provident Financial Services, Inc.	587,701
4,455	Prudential Financial, Inc.	449,554
3,893	QCR Holdings, Inc.	169,151
16,100	Radian Group, Inc.	308,315
839	Raymond James Financial, Inc.	76,844
7,740	Regions Financial Corporation	144,041
9,403	Sandy Spring Bancorp, Inc.	367,751
59,434	Santander Consumer USA Holdings Inc.	1,143,510
55,043	Seacoast Banking Corporation of Florida[a]	1,613,310
500	Senshu Ikeda Holdings, Inc.	1,778
69,335	SLM Corporation[a]	782,792

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (37.8%)	Value
Financials (7.4%) - continued
15,789	State Auto Financial Corporation	$510,616
9,030	State Street Corporation	797,439
56,870	Sterling Bancorp	1,262,514
21,553	Stifel Financial Corporation	1,188,217
426	Sun Life Financial, Inc.	17,422
6,714	SVB Financial Group[a]	2,067,106
22,431	Synchrony Financial	649,153
46,663	Synovus Financial Corporation	2,306,085
18,301	TD Ameritrade Holding Corporation	1,045,902
920	Territorial Bancorp, Inc.	28,060
58	Topdanmark AS	2,491
2,798	TriCo Bancshares	108,618
438	TriState Capital Holdings, Inc.[a]	12,877
23,879	TrustCo Bank Corporation	217,299
13,290	U.S. Bancorp	704,503
160	UMB Financial Corporation	11,502
21,992	United Community Banks, Inc.	660,420
8,002	United Financial Bancorp, Inc.	140,115
460	United Fire Group, Inc.	27,733
5,649	Unum Group	224,435
1,932	Washington Trust Bancorp, Inc.	112,925
9,604	Wells Fargo & Company	550,213
10,330	Western Alliance Bancorp[a]	585,918
3,619	Wintrust Financial Corporation	317,495
8,110	WSFS Financial Corporation	459,837
46,370	Zions Bancorporation	2,397,329

	Total	94,114,469

Health Care (4.9%)
811	ABIOMED, Inc.[a]	287,524
7,735	Aerie Pharmaceuticals, Inc.[a]	522,499
4,115	Aetna, Inc.	775,225
7,040	Amgen, Inc.	1,383,712
487	Amplifon SPA	10,861
1,681	Ardelyx, Inc.[a]	6,808
4,417	Arena Pharmaceuticals, Inc.[a]	170,452
6,075	Asterias Biotherapeutics, Inc.[a]	10,631
107	Atrion Corporation	73,616
4,661	Biogen, Inc.[a]	1,558,499
12,105	BioMarin Pharmaceutical, Inc.[a]	1,217,279
601	Bruker Corporation	19,472
2,706	Cardinal Health, Inc.	135,165
11,096	Cardiovascular Systems, Inc.[a]	420,871
39,360	Catalent, Inc.[a]	1,641,312
3,265	Celgene Corporation[a]	294,144
1,082	Charles River Laboratories International, Inc.[a]	134,493
8,096	Concert Pharmaceuticals, Inc.[a]	129,455
17,400	CVS Health Corporation	1,128,564
12,406	Danaher Corporation	1,272,607
10,780	Dexcom, Inc.[a]	1,025,501
5,172	Edwards Lifesciences Corporation[a]	736,751
2,427	Eli Lilly and Company	239,812
2,540	Epizyme, Inc.[a]	32,766
15,793	Evolent Health, Inc.[a,b]	319,019
1,359	Exelixis, Inc.[a]	28,131
10,070	Express Scripts Holding Company[a]	800,162
437	FibroGen, Inc.[a]	27,575
42,694	GenMark Diagnostics, Inc.[a]	285,196
216	Genomic Health, Inc.[a]	11,595
14,310	GlaxoSmithKline plc ADR	595,153
13,788	Halozyme Therapeutics, Inc.[a]	249,563
4,321	Heska Corporation[a]	433,180
3,936	Hill-Rom Holdings, Inc.	370,771
1,011	Illumina, Inc.[a]	327,928
5,556	Immunomedics, Inc.[a]	132,955

Shares	Common Stock (37.8%)	Value
Health Care (4.9%) - continued
5,153	Inogen, Inc.[a]	$1,026,735
20,626	Intersect ENT, Inc.[a]	667,251
3,572	Intra-Cellular Therapies, Inc.[a]	71,690
574	Intuitive Surgical, Inc.[a]	291,701
5,980	Jazz Pharmaceuticals, Inc.[a]	1,035,018
21,690	Johnson & Johnson	2,874,359
600	KYORIN Holdings, Inc.	12,217
23,748	LHC Group, Inc.[a]	2,044,228
65	LNA Sante	4,149
2,984	Magellan Health Services, Inc.[a]	217,086
502	Medpace Holdings, Inc.[a]	30,808
28,457	Medtronic plc	2,567,675
29,630	Merck & Company, Inc.	1,951,728
9,320	Merit Medical Systems, Inc.[a]	506,076
28,147	MiMedx Group, Inc.[a,b]	119,625
19,308	Mylan NVa	720,381
38,419	Myriad Genetics, Inc.[a]	1,680,831
1,952	National Healthcare Corporation	140,700
14,058	Neurocrine Biosciences, Inc.[a]	1,412,688
8,885	Neuronetics, Inc.[a]	221,681
12,934	Nevro Corporation[a]	727,667
2,570	Novartis AG	215,679
5,752	Novo Nordisk AS	286,147
9,530	Novocure, Ltd.[a]	324,020
29,166	NuVasive, Inc.[a]	1,693,086
28,558	Omnicell, Inc.[a]	1,699,201
50,413	Optinose, Inc.[a,b]	1,025,905
13,175	PerkinElmer, Inc.	1,043,197
8,328	Perrigo Company plc	670,571
68,409	Pfizer, Inc.	2,731,571
4,632	Prothena Corporation plc[a]	68,832
907	Roche Holding AG	222,801
1,528	Sage Therapeutics, Inc.[a]	220,521
34,262	Tactile Systems Technology, Inc.[a]	1,646,974
11,042	Teleflex, Inc.	3,011,264
7,274	Thermo Fisher Scientific, Inc.	1,705,971
13,277	UnitedHealth Group, Inc.	3,362,002
10,680	Universal Health Services, Inc.	1,304,028
7,125	Valeant Pharmaceuticals International, Inc.[a]	154,898
15,180	Veeva Systems, Inc.[a]	1,148,063
7,880	Vertex Pharmaceuticals, Inc.[a]	1,379,394
5,864	West Pharmaceutical Services, Inc.	642,988
35,450	Wright Medical Group NVa	901,494
19,055	Zoetis, Inc.	1,647,876

	Total	62,240,024

Industrials (6.2%)
4,947	Acco Brands Corporation	63,322
1,361	ACS Actividades de Construccion y Servicios, SAa	59,648
2,125	Acuity Brands, Inc.	295,439
8,070	Advanced Disposal Services, Inc.[a]	198,522
6,228	AECOM[a]	209,012
2,650	Aegion Corporation[a]	65,667
15,082	Aerojet Rocketdyne Holdings, Inc.[a]	508,263
15,604	AGCO Corporation	983,364
16,169	AMETEK, Inc.	1,257,948
8,769	ASGN, Inc.[a]	791,841
379	Atlantia SPA	11,226
4,132	Atlas Copco AB, Class A	118,326
3,728	Atlas Copco AB, Class B	97,701
18,547	BAE Systems plc	158,768
2,880	Boeing Company	1,026,144
4,675	Brink’s Company	373,299
7,802	BWX Technologies, Inc.	513,060

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (37.8%)	Value
Industrials (6.2%) - continued
28,490	Casella Waste Systems, Inc.[a]	$785,184
3,982	Caterpillar, Inc.	572,612
8,402	CBIZ, Inc.[a]	184,844
8,689	Colfax Corporation[a]	280,655
6,806	Comfort Systems USA, Inc.	378,073
10,116	Costamare, Inc.	70,205
8,601	Crane Company	778,993
246	CSW Industrials, Inc.[a]	13,345
23,160	CSX Corporation	1,636,949
197	Cummins, Inc.	28,134
5,324	Curtiss-Wright Corporation	708,252
18,650	Delta Air Lines, Inc.	1,014,933
6,275	Dun & Bradstreet Corporation	789,960
7,930	Dycom Industries, Inc.[a]	707,039
10,250	EMCOR Group, Inc.	788,737
11,202	Emerson Electric Company	809,681
21,642	Encore Wire Corporation	1,055,047
3,232	Epiroc AB, Class Aa	38,697
742	Epiroc AB, Class Ba	7,863
1,042	ESCO Technologies, Inc.	64,864
3,212	Federal Signal Corporation	76,285
464	Ferguson plc	36,592
3,178	Forrester Research, Inc.	146,982
9,874	Fortive Corporation	810,458
7,820	Fortune Brands Home and Security, Inc.	453,560
1,131	Franklin Electric Company, Inc.	55,928
4,064	General Dynamics Corporation	811,825
13,218	Genesee & Wyoming, Inc.[a]	1,136,748
246	Global Brass and Copper Holdings, Inc.	8,106
440	GMS, Inc.[a]	11,546
2,852	Gorman-Rupp Company	107,920
13,181	Granite Construction, Inc.	711,115
5,692	GWA Group, Ltd.	13,838
18,530	Healthcare Services Group, Inc.[b]	746,018
13,240	Heico Corporation	1,011,139
1,426	Hillenbrand, Inc.	71,585
21	Hochtief AG	3,776
19,928	Honeywell International, Inc.	3,181,505
2,929	Hubbell, Inc.	360,999
3,435	Huntington Ingalls Industries, Inc.	800,527
723	Hyster-Yale Materials Handling, Inc.	47,544
8,435	ICF International, Inc.	621,238
700	Inaba Denki Sangyo Company, Ltd.	29,541
8,960	Ingersoll-Rand plc	882,650
15,092	Interface, Inc.	338,061
11,292	Jacobs Engineering Group, Inc.	763,678
8,789	JB Hunt Transport Services, Inc.	1,053,801
18,275	KAR Auction Services, Inc.	1,086,449
19,781	KeyW Holding Corporation[a]	175,457
4,260	Kforce, Inc.	161,028
48,156	Kirby Corporation[a]	4,018,618
1,800	Korn/Ferry International	118,764
5,260	L3 Technologies, Inc.	1,127,954
3,784	Lincoln Electric Holdings, Inc.	355,469
10,461	Lindsay Corporation	984,799
1,595	Lockheed Martin Corporation	520,129
311	Loomis AB	9,759
13,490	Masco Corporation	544,052
8,380	Masonite International Corporation[a]	571,935
13,929	Mercury Systems, Inc.[a]	581,257
8,658	Milacron Holdings Corporation[a]	180,519
1,000	Mitsuboshi Belting, Ltd.	12,374
957	Monadelphous Group, Ltd.	10,485
2,971	Moog, Inc.	222,855

Shares	Common Stock (37.8%)	Value
Industrials (6.2%) - continued
135,219	MRC Global, Inc.[a]	$3,062,710
2,215	National Express Group plc	11,731
3,314	Navigant Consulting, Inc.[a]	72,113
29,657	NCI Building Systems, Inc.[a]	473,029
99,354	Nexeo Solutions, Inc.[a]	902,134
1,800	Nitto Kogyo Corporation	30,952
905	Nobina ABc	6,270
7,564	Norfolk Southern Corporation	1,278,316
667	Northgate plc	3,826
6,226	Old Dominion Freight Line, Inc.	913,977
684	Orion Group Holdings, Inc.[a]	6,272
17,598	Oshkosh Corporation	1,324,249
5,130	PageGroup plc	40,287
5,929	Parker Hannifin Corporation	1,002,297
40,141	Primoris Services Corporation	1,084,208
2,937	Radiant Logistics, Inc.[a]	11,719
21,484	Raven Industries, Inc.	833,579
1,400	Resources Connection, Inc.	22,260
210	Rockwool International AS	84,085
5,287	Roper Industries, Inc.	1,596,145
842	Saia, Inc.[a]	63,445
1,077	Sandvik AB	19,694
483	Schindler Holding AG, Participation Certificate	112,478
1,488	Schneider Electric SE	119,435
6	SGS SA	15,640
700	ShinMaywa Industries, Ltd.	8,473
14,070	SiteOne Landscape Supply, Inc.[a]	1,254,481
4,613	SKF AB	94,707
1,344	Smiths Group plc	28,403
122	Societa Iniziative Autostradali e Servizi SPA	2,161
52,623	Southwest Airlines Company	3,060,554
1,790	SP Plus Corporation[a]	69,810
289	Spirax-Sarco Engineering plc	26,327
7,318	SPX Corporation[a]	271,498
1,997	SPX FLOW, Inc.[a]	94,897
753	Standex International Corporation	78,048
9,300	Sumitomo Electric Industries, Ltd.	143,063
200	Taikisha, Ltd.	5,804
22,059	Terex Corporation	973,243
700	Toppan Forms Company, Ltd.	7,128
6,000	Toppan Printing Company, Ltd.	46,166
23,013	TPI Composites, Inc.[a]	709,261
1,854	Transcontinental, Inc.	44,082
1,230	TransDigm Group, Inc.	461,914
7,382	TransUnion	534,457
9,771	TriMas Corporation[a]	289,222
172	TrueBlue, Inc.[a]	4,653
2,000	Tsubakimoto Chain Company	18,420
233	UniFirst Corporation	43,606
12,880	United Continental Holdings, Inc.[a]	1,035,552
5,228	United Parcel Service, Inc.	626,785
7,881	United Rentals, Inc.[a]	1,172,693
18,845	United Technologies Corporation	2,558,020
37,540	Univar, Inc.[a]	1,031,975
2,896	Universal Truckload Services, Inc.	97,016
7,018	Valmont Industries, Inc.	980,064
15,435	Verisk Analytics, Inc.[a]	1,707,420
1,376	Vinci SA	138,455
5,556	WABCO Holdings, Inc.[a]	698,278
14,595	WageWorks, Inc.[a]	770,616
39,990	Waste Connections, Inc.	3,103,624
2,763	Watsco, Inc.	476,645
20,175	Willdan Group, Inc.[a]	562,479
400	Yuasa Trading Company, Ltd.	13,038

	Total	78,754,374

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (37.8%)	Value
Information Technology (8.4%)
16,068	2U, Inc.[a]	$1,215,705
1,307	Adobe Systems, Inc.[a]	319,797
26,770	Advanced Micro Devices, Inc.[a]	490,694
16,699	Agilent Technologies, Inc.	1,102,802
28,987	Akamai Technologies, Inc.[a]	2,181,562
3,370	Alliance Data Systems Corporation	757,846
2,161	Alphabet, Inc., Class Aa	2,652,022
1,592	Alphabet, Inc., Class Ca	1,937,878
1,303	Amadeus IT Holding SA	111,153
6,907	Ambarella, Inc.[a,b]	270,616
1,626	American Software, Inc.	24,325
28,401	Amphenol Corporation	2,655,777
19,502	Apple, Inc.	3,711,036
9,767	Applied Materials, Inc.	474,969
6,468	Arista Networks, Inc.[a]	1,654,062
11,209	Arrow Electronics, Inc.[a]	850,091
2,001	Atkore International Group, Inc.[a]	47,344
3,300	Atlassian Corporation plc[a]	238,953
5,333	Autodesk, Inc.[a]	684,971
7,084	Automatic Data Processing, Inc.	956,269
16,829	Belden, Inc.	1,089,678
9,735	Benchmark Electronics, Inc.	235,587
35,862	Blackline, Inc.[a]	1,531,307
39,636	Booz Allen Hamilton Holding Corporation	1,873,594
1,600	Canon, Inc.	51,911
1,265	Capgemini SA	161,835
3,593	Carsales.com, Ltd.	37,255
3,947	CDW Corporation	331,903
1,922	CGI Group, Inc.[a]	124,080
82,010	Ciena Corporation[a]	2,083,054
121,689	Cisco Systems, Inc.	5,146,228
7,509	Cognex Corporation	396,325
5,136	CoreLogic, Inc.[a]	250,123
223	CSG Systems International, Inc.	9,069
12,171	Descartes Systems Group, Inc.[a]	388,255
50,499	Dolby Laboratories, Inc.	3,254,661
2,310	Endurance International Group Holdings, Inc.[a]	18,942
5,028	Envestnet, Inc.[a]	294,641
3,640	Euronet Worldwide, Inc.[a]	334,662
18,071	EVERTEC, Inc.	421,054
495	ExlService Holdings, Inc.[a]	29,522
11,067	Facebook, Inc.[a]	1,909,943
5,458	Fidelity National Information Services, Inc.	562,884
12,988	Fiserv, Inc.[a]	980,334
8,417	Flextronics International, Ltd.[a]	117,501
30,450	FLIR Systems, Inc.	1,784,370
17,167	Fortinet, Inc.[a]	1,079,976
14,250	Global Payments, Inc.	1,604,122
22,300	Guidewire Software, Inc.[a]	1,922,260
4,152	IAC/InterActiveCorporation[a]	611,382
2,169	Insight Enterprises, Inc.[a]	109,036
300	ITOCHU Techno-Solutions Corporation	5,716
25,459	Keysight Technologies, Inc.[a]	1,476,622
9,500	Konica Minolta Holdings, Inc.	85,284
210	Kulicke and Soffa Industries, Inc.	5,536
1,000	Kyocera Corporation	58,200
5,270	Lam Research Corporation	1,004,673
4,177	Liberty Tripadvisor Holdings, Inc.[a]	69,547

Shares	Common Stock (37.8%)	Value
Information Technology (8.4%) - continued
36,457	M/A-COM Technology Solutions Holdings, Inc.[a,b]	$759,399
1,312	ManTech International Corporation	78,523
15,981	MasterCard, Inc.	3,164,238
12,240	Maxim Integrated Products, Inc.	748,354
639	Mellanox Technologies, Ltd.[a]	50,161
48,869	Microsoft Corporation	5,184,024
18,374	Monolithic Power Systems, Inc.	2,437,862
29,883	National Instruments Corporation	1,309,174
1,000	NEC Networks & System Integration Corporation	24,074
16,017	New Relic, Inc.[a]	1,564,861
7,452	Nice, Ltd. ADR[a]	815,249
5,831	Novanta, Inc.[a]	363,563
30,586	NRG Yield, Inc., Class A	565,229
2,902	NVIDIA Corporation	710,584
69,796	Oracle Corporation	3,327,873
6,090	Palo Alto Networks, Inc.[a]	1,207,403
15,270	PayPal Holdings, Inc.[a]	1,254,278
24,178	Pegasystems, Inc.	1,344,297
24,470	Plexus Corporation[a]	1,454,007
18,076	Proofpoint, Inc.[a]	2,061,568
27,701	Q2 Holdings, Inc.[a]	1,638,514
70,434	Quantenna Communications, Inc.[a]	1,122,014
10,221	Red Hat, Inc.[a]	1,443,512
6,871	RELX NV	149,435
5,937	RELX plc	129,351
9,433	Rogers Corporation[a]	1,099,605
5,789	Rudolph Technologies, Inc.[a]	165,565
300	Ryoyo Electro Corporation	4,827
41,613	SailPoint Technologies Holdings, Inc.[a]	1,002,457
11,216	Salesforce.com, Inc.[a]	1,538,274
487	ScanSource, Inc.[a]	20,089
660	Seagate Technology plc	34,729
72,094	Sequans Communications SA ADR[a,b]	124,002
8,539	ServiceNow, Inc.[a]	1,502,522
5,100	Shinko Electric Industries Company, Ltd.	48,887
9,724	SS&C Technologies Holdings, Inc.	516,053
19,857	Synopsys, Inc.[a]	1,775,812
563	TE Connectivity, Ltd.	52,680
8,048	Teradata Corporation[a]	308,158
9,234	Teradyne, Inc.	399,370
16,606	Texas Instruments, Inc.	1,848,580
5,130	Total System Services, Inc.	469,600
3,975	Trimble, Inc.[a]	140,317
18,325	Twitter, Inc.[a]	584,018
7,890	Tyler Technologies, Inc.[a]	1,775,171
1,672	Ultimate Software Group, Inc.[a]	462,960
8,910	Verint Systems, Inc.[a]	400,059
969	VeriSign, Inc.[a]	140,728
47,362	Virtusa Corporation[a]	2,502,134
12,024	Visa, Inc.	1,644,162
24,227	Xilinx, Inc.	1,746,040
6,792	XO Group, Inc.[a]	191,399
1,600	Yahoo Japan Corporation[b]	6,087
15,722	Zix Corporation[a]	83,955
250	Zuora, Inc.[a]	6,132

	Total	107,290,863

Materials (1.5%)
6,710	Alcoa Corporation[a]	290,342
5,818	Balchem Corporation	583,487
7,075	Ball Corporation	275,713
2,499	BASF SE	239,549
6,996	BHP Billiton plc	161,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (37.8%)	Value
Materials (1.5%) - continued
4,096	BHP Billiton, Ltd.	$106,973
675	Canfor Corporation[a]	14,799
15,697	Celanese Corporation	1,853,973
12,820	CF Industries Holdings, Inc.	569,464
5,025	Continental Building Products, Inc.[a]	160,298
4,300	Daicel Corporation	47,375
8,325	Eastman Chemical Company	862,637
2,481	Evonik Industries AG	91,813
6,790	Ferroglobe Representation & Warranty Insurance Trust[a,d]	1
9,406	Freeport-McMoRan, Inc.	155,199
1,861	Granges AB	23,297
2,716	Hecla Mining Company	8,691
400	Hokuetsu Corporation	2,237
4,915	Innospec, Inc.	397,869
3,382	International Paper Company	181,715
700	JSR Corporation	13,459
2,712	Kadant, Inc.	261,979
1,000	Kaneka Corporation	8,802
177	Koppers Holdings, Inc.[a]	6,646
4,100	Kuraray Company, Ltd.	57,949
1,800	Kyoei Steel, Ltd.	35,241
5,600	Martin Marietta Materials, Inc.	1,116,752
8,470	Mercer International, Inc.	152,037
1,445	Methanex Corporation	99,850
2,297	Minerals Technologies, Inc.	173,653
2,733	Mondi plc	75,145
6,708	Myers Industries, Inc.	144,557
838	Navigator Company SA	4,779
8,375	Neenah, Inc.	735,325
17,224	Newmont Mining Corporation	631,776
1,200	Nippon Kayaku Company, Ltd.	13,684
1,100	Nippon Steel & Sumitomo Metal Corporation	21,938
6,533	Nucor Corporation	437,254
588	Olympic Steel, Inc.	13,001
19,688	OMNOVA Solutions, Inc.[a]	184,083
17,620	Owens-Illinois, Inc.[a]	329,142
1,706	Packaging Corporation of America	192,607
10,907	Reliance Steel & Aluminum Company	983,811
130	Rio Tinto plc	7,137
568	Rio Tinto, Ltd.	34,328
13,940	RPM International, Inc.	897,318
3,232	Ryerson Holding Corporation[a]	37,330
4,912	Sandfire Resources NL	26,983
8,309	Schweitzer-Mauduit International, Inc.	344,740
19,287	Scotts Miracle-Gro Company	1,531,966
22,057	Sensient Technologies Corporation	1,529,874
2,991	Sonoco Products Company	166,958
16,594	Steel Dynamics, Inc.	781,411
478	Stepan Company	41,863
200	Taiyo Holdings Company, Ltd.	8,631
1,200	Toagosei Company, Ltd.	14,061
2,806	Trinseo SA	209,608
2,082	United States Lime & Minerals, Inc.	161,771
642	United States Steel Corporation	23,388
4,916	UPM-Kymmene Oyj	174,383
19,606	WestRock Company	1,136,756
3,585	Worthington Industries, Inc.	167,850
300	Yamato Kogyo Company, Ltd.	9,356

	Total	19,025,617

Shares	Common Stock (37.8%)	Value
Real Estate (1.1%)
4,396	Ares Commercial Real Estate Corporation	$62,071
22,320	Armada Hoffler Properties, Inc.	337,032
482	Artis Real Estate Investment Trust	4,665
5,742	Ashford Hospitality Trust, Inc.	45,362
1,014	Bluerock Residential Growth REIT, Inc.	9,298
1,451	Breaemar Hotels & Resorts, Inc.	16,585
30,689	Brixmor Property Group, Inc.	542,888
3,760	Camden Property Trust	348,138
12,688	Catchmark Timber Trust, Inc.	157,585
35,826	Cedar Realty Trust, Inc.	170,532
8,339	Chatham Lodging Trust	179,622
3,490	City Office REIT, Inc.	44,497
36,325	Cousins Properties, Inc.	338,549
12,768	CyrusOne, Inc.	790,595
2,790	Digital Realty Trust, Inc.	338,762
5,786	Douglas Emmett, Inc.	224,728
11,980	Duke Realty Corporation	348,858
11,060	Empire State Realty Trust, Inc.	184,370
684	First Industrial Realty Trust, Inc.	22,264
1,391	Forest City Realty Trust, Inc.	34,733
3,360	Franklin Street Properties Corporation	29,602
623	Gaming and Leisure Properties, Inc.	22,627
12,950	General Growth Properties, Inc.	276,094
820	Getty Realty Corporation	23,493
683	Gladstone Commercial Corporation	13,551
6,000	Hang Lung Properties, Ltd.	12,615
13,881	Highwoods Properties, Inc.	681,696
12,690	Hospitality Properties Trust	358,746
17,248	Host Hotels & Resorts, Inc.	361,173
39,585	Hudson Pacific Properties, Inc.	1,356,182
11,000	Hysan Development Company, Ltd.	60,310
28,681	InfraREIT, Inc.	600,867
28,477	Monmouth Real Estate Investment Corporation	474,712
12,345	National Storage Affiliates Trust	355,906
2,887	One Liberty Properties, Inc.	77,834
2,373	Outfront Media, Inc.	50,426
19,735	Physicians Realty Trust	311,024
3,812	Ramco-Gershenson Properties Trust	50,128
777	RE/MAX Holdings, Inc.	39,472
34,451	Retail Properties of America, Inc.	432,360
3,000	Road King Infrastructure, Ltd.	5,707
1,000	Saul Centers, Inc.	53,280
7,759	SBA Communications Corporation[a]	1,227,862
186,466	Spirit Realty Capital, Inc.	1,560,720
1,085	Sun Communities, Inc.	105,202
1,000	Swire Pacific, Ltd.	10,861
22,187	Terreno Realty Corporation	818,922
11,730	Urstadt Biddle Properties, Inc.	261,110
21,236	Weyerhaeuser Company	725,846
7,800	Wing Tai Holdings, Ltd.	11,874
1,082	Xenia Hotels & Resorts, Inc.	26,390

	Total	14,597,726

Telecommunications Services (0.3%)
1,025	Freenet AGb	29,375
22,194	KCOM Group plc	27,179
7,600	NTT DOCOMO, Inc.	195,661
47,912	ORBCOMM, Inc.[a]	458,039
6,996	Telenor ASA	136,856
309	Telephone & Data Systems, Inc.	7,802
46,914	Verizon Communications, Inc.	2,422,639

	Total	3,277,551

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (37.8%)	Value
Utilities (0.5%)
15,848	AES Corporation	$211,729
1,675	Artesian Resources Corporation	61,791
1,310	Consolidated Water Company, Ltd.	18,405
8,200	Edison International, Inc.	546,366
4,305	Enagas SA	120,353
15,012	MDU Resources Group, Inc.	435,348
899	Middlesex Water Company	39,817
11,266	New Jersey Resources Corporation	521,052
3,205	NorthWestern Corporation	190,153
4,054	NRG Yield, Inc., Class C	75,404
5,300	Osaka Gas Company, Ltd.	102,000
31,456	PG&E Corporation	1,355,124
19,173	PNM Resources, Inc.	754,458
3,892	Portland General Electric Company	176,541
8,120	Public Service Enterprise Group, Inc.	418,667
7,337	Southwest Gas Holdings, Inc.	573,753
840	Spire, Inc.	60,144
300	Tokyo Gas Company, Ltd.	7,328
25,162	UGI Corporation	1,337,109
612	Unitil Corporation	31,157
198	Verbund AG	7,807

	Total	7,044,506

	Total Common Stock (cost $391,290,825)	483,484,421

Principal Amount	Long-Term Fixed Income (2.9%)	Value
Collateralized Mortgage Obligations (<0.1%)
	MASTR Alternative Loans Trust
$32,620	2.514%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[e]	15,581
	Residential Asset Securitization Trust
63,851	2.444%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[e]	14,801
	Sequoia Mortgage Trust
77,442	3.842%, 9/20/2046, Ser. 2007-1, Class 4A1[e]	64,436
	WaMu Mortgage Pass Through Certificates
34,679	3.342%, 9/25/2036, Ser. 2006-AR10, Class 1A2[e]	33,576
53,438	3.381%, 10/25/2036, Ser. 2006-AR12, Class 1A1[e]	51,798

	Total	180,192

Mortgage-Backed Securities (1.3%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,685,000	4.000%, 8/1/2048[f]	1,710,600
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,325,000	3.500%, 8/1/2048[f]	5,277,465
4,900,000	4.000%, 8/1/2048[f]	4,977,902
3,320,000	4.500%, 8/1/2048[f]	3,444,057
1,100,000	5.000%, 9/1/2048[f]	1,160,113

	Total	16,570,137

U.S. Government and Agencies (1.6%)
	U.S. Treasury Bonds
600,000	2.250%, 11/15/2027	565,547
4,500,000	2.875%, 5/15/2028	4,467,832

Principal Amount	Long-Term Fixed Income (2.9%)	Value
U.S. Government and Agencies (1.6%) - continued
$2,291,000	2.500%, 5/15/2046	$2,042,301
	U.S. Treasury Bonds, TIPS
2,056,700	0.375%, 7/15/2027	1,977,650
	U.S. Treasury Notes
3,100,000	0.750%, 2/15/2019	3,074,691
340,000	1.000%, 10/15/2019	333,838
575,000	1.500%, 10/31/2019	567,588
675,000	1.750%, 11/30/2019	667,828
1,430,000	1.125%, 8/31/2021	1,360,343
410,000	2.000%, 11/30/2022	396,243
500,000	2.125%, 7/31/2024	478,848
3,000,000	2.250%, 11/15/2024	2,886,445
1,740,000	2.125%, 11/30/2024	1,661,496

	Total	20,480,650

	Total Long-Term Fixed Income (cost $37,834,090)	37,230,979

Shares	Collateral Held for Securities Loaned (0.8%)	Value
9,784,132	Thrivent Cash Management Trust	9,784,132

	Total Collateral Held for Securities Loaned (cost $9,784,132)	9,784,132

Shares or Principal Amount	Short-Term Investments (15.7%)	Value
	Federal Home Loan Bank Discount Notes
300,000	1.850%, 8/3/2018[g,h]	299,968
1,300,000	1.820%, 8/20/2018[g,h]	1,298,689
7,400,000	1.880%, 8/28/2018[g,h]	7,389,396
6,300,000	1.910%, 9/5/2018[g,h]	6,288,238
400,000	1.925%, 9/13/2018[g,h]	399,083
	Thrivent Core Short-Term Reserve Fund
18,526,608	2.320%	185,266,078

	Total Short-Term Investments (cost $200,941,746)	200,941,452

	Total Investments (cost $1,060,365,044) 102.1%	$1,305,428,086

	Other Assets and Liabilities, Net (2.1%)	(26,527,070)

	Total Net Assets 100.0%	$1,278,901,016

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $81,767 or 0.0% of total net assets.

d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation Fund as of July 31, 2018:

Securities Lending Transactions

Common Stock	$9,600,950

Total lending	$9,600,950
Gross amount payable upon return of collateral for securities loaned	$9,784,132

Net amounts due to counterparty	$183,182

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	55,249,095	53,829,316	1,419,779	–
Consumer Staples	14,613,604	13,625,430	988,174	–
Energy	27,276,592	26,796,936	479,656	–
Financials	94,114,469	92,762,147	1,352,322	–
Health Care	62,240,024	61,488,170	751,854	–
Industrials	78,754,374	77,125,155	1,629,219	–
Information Technology	107,290,863	106,292,768	998,095	–
Materials	19,025,617	17,832,694	1,192,922	1
Real Estate	14,597,726	14,491,694	106,032	–
Telecommunications Services	3,277,551	2,888,480	389,071	–
Utilities	7,044,506	6,807,018	237,488	–
Registered Investment Companies
Affiliated Equity Holdings	439,259,236	439,259,236	–	–
Equity Funds/Exchange Traded Funds	14,559,133	14,559,133	–	–
Affiliated Fixed Income Holdings	17,148,765	17,148,765	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	180,192	–	180,192	–
Mortgage-Backed Securities	16,570,137	–	16,570,137	–
U.S. Government and Agencies	20,480,650	–	20,480,650	–
Short-Term Investments	15,675,374	–	15,675,374	–
Subtotal Investments in Securities	$1,007,357,908	$944,906,942	$62,450,965	$1

Other Investments *	Total
Short-Term Investments	185,266,078
Affiliated Registered Investment Companies	103,019,968
Collateral Held for Securities Loaned	9,784,132
Subtotal Other Investments	$298,070,178
Total Investments at Value	$1,305,428,086

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,662,650	3,662,650	–	–
Total Asset Derivatives	$3,662,650	$3,662,650	$–	$–

Liability Derivatives
Futures Contracts	3,083,656	3,083,656	–	–
Total Liability Derivatives	$3,083,656	$3,083,656	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

The following table presents Aggressive Allocation Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $15,675,374 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 5-Yr. U.S. Treasury Note	31	September 2018	$3,495,104	$11,771
CBOT U.S. Long Bond	1	September 2018	140,456	2,512
CME E-mini Russell 2000 Index	564	September 2018	47,234,808	(73,128)
CME E-mini S&P 500 Index	1,549	September 2018	215,684,222	2,500,173
CME Ultra Long Term U.S. Treasury Bond	13	September 2018	2,008,645	31,137
ICE mini MSCI EAFE Index	570	September 2018	57,651,881	(529,331)
ICE US mini MSCI Emerging Markets Index	850	September 2018	48,331,132	(1,738,382)
Total Futures Long Contracts			$374,546,248	$204,752

CBOT 10-Yr. U.S. Treasury Note	(26)	September 2018	($3,092,089)	($12,880)
CBOT 2-Yr. U.S. Treasury Note	(11)	September 2018	(2,326,295)	1,170
CME E-mini NASDAQ 100 Index	(621)	September 2018	(89,254,017)	(725,778)
CME E-mini S&P Mid-Cap 400 Index	(605)	September 2018	(121,268,887)	1,115,887
Ultra 10-Yr. U.S. Treasury Note	(5)	September 2018	(631,390)	(4,157)
Total Futures Short Contracts			($216,572,678)	$374,242
Total Futures Contracts			$157,973,570	$578,994

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Aggressive Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Equity Holdings
Core International Equity	$ –	$56,074	$–	5,608	$57,368	4.5%
Core Low Volatility Equity*	–	43,000	–	4,319	45,652	3.6
Large Cap Growth, Class S	78,222	1,877	–	7,132	92,433	7.2
Large Cap Stock, Class S	35,014	3,385	–	1,310	37,777	2.9
Large Cap Value, Class S	63,365	3,524	–	2,929	69,764	5.5
Mid Cap Stock, Class S	69,939	5,377	–	2,601	77,251	6.0
Partner Worldwide Allocation, Class S	129,130	4,827	–	11,758	128,753	10.1
Small Cap Stock, Class S	33,910	2,192	3,710	1,202	33,283	2.6
Total Affiliated Equity Holdings	409,580				542,281	42.4

Affiliated Fixed Income Holdings
High Yield, Class S	6,184	262	–	1,317	6,242	0.5
Income, Class S	4,096	121	–	456	4,046	0.3
Limited Maturity Bond, Class S	6,817	120	–	556	6,860	0.6
Total Affiliated Fixed Income Holdings	17,097				17,148	1.4

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	182,392	180,543	177,669	18,527	185,266	14.5
Total Affiliated Short-Term Investments	182,392				185,266	14.5

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	87,624	77,840	9,784	9,784	0.8
Total Collateral Held for Securities Loaned	–				9,784	0.8
Total Value	$609,069				$754,479

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Core International Equity	$–	$1,295	$–	$74
Core Low Volatility Equity Fund*	–	2,652	–	–
Large Cap Growth, Class S	–	12,334	1,877	–
Large Cap Stock, Class S	–	(622)	2,910	475
Large Cap Value, Class S	–	2,875	2,579	945
Mid Cap Stock, Class S	–	1,934	5,377	–
Partner Worldwide Allocation, Class S	–	(5,204)	1,688	3,139
Small Cap Stock, Class S	151	739	2,192	–
Affiliated Fixed Income Holdings
High Yield, Class S	–	(204)	–	262
Income, Class S	–	(170)	14	107
Limited Maturity Bond, Class S	–	(77)	–	120
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	–	–	2	2,379
Total Income from Affiliated Investments				$7,501

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	135
Total Affiliated Income from Securities Loaned, Net				$135
Total	$151	$15,552	$16,639

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value
Basic Materials (0.5%)
	Big River Steel, LLC, Term Loan
$342,412	7.334%, (LIBOR 3M + 5.000%), 8/15/2023[b]	$347,549
	CONSOL Mining Corporation, Term Loan
338,300	8.320%, (LIBOR 3M + 6.000%), 10/30/2022[b]	345,912
	Contura Energy, Inc., Term Loan
601,141	7.080%, (LIBOR 1M + 5.000%), 3/17/2024[b]	601,893
	Coronado Australian Holdings Property, Ltd., Term Loan
81,429	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	82,243
297,825	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	300,803
	Tronox Finance, LLC, Term Loan
236,139	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	237,234

	Total	1,915,634

Capital Goods (1.1%)
	Advanced Disposal Services, Inc., Term Loan
317,507	4.193%, (LIBOR 1W + 2.250%), 11/10/2023[b]	317,627
	Ball Metalpack, LLC, Term Loan
180,000	0.000%, (LIBOR 3M + 4.500%), 7/26/2025[b,d,e]	180,788
	Cortes NP Intermediate Holding II Corporation, Term Loan
913,307	6.100%, (LIBOR 1M + 4.000%), 11/30/2023[b]	906,074
	Flex Acquisition Company, Inc. Term Loan
745,000	5.751%, (LIBOR 3M + 3.250%), 6/22/2025[b]	744,069
	GFL Environmental, Inc., Term Loan
27,072	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	26,982
217,928	5.084%, (LIBOR 3M + 2.750%), 5/31/2025[b]	217,203
	Navistar, Inc., Term Loan
646,750	5.600%, (LIBOR 1M + 3.500%), 11/3/2024[b]	646,750
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,103,692	5.334%, (LIBOR 3M + 3.000%), 5/15/2022[b]	1,103,007

	Total	4,142,500

Communications Services (4.7%)
	Altice Financing SA, Term Loan
311,063	4.822%, (LIBOR 1M + 2.750%), 7/15/2025[b]	301,989
1,040,000	0.000%, (LIBOR 3M + 4.000%), 1/31/2026[b,d,e]	1,016,434
	Altice US Finance I Corporation, Term Loan
391,050	4.327%, (LIBOR 1M + 2.250%), 7/14/2025[b]	389,095
	CBS Radio, Inc., Term Loan
104,212	4.831%, (LIBOR 1M + 2.750%), 10/17/2023[b]	102,858

Principal Amount	Bank Loans (15.6%)[a]	Value
Communications Services (4.7%) - continued
	CenturyLink, Inc., Term Loan
$1,024,850	4.827%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$1,008,452
	Charter Communications Operating, LLC, Term Loan
626,850	4.080%, (LIBOR 1M + 2.000%), 4/13/2025[b]	626,994
	CSC Holdings, LLC, Term Loan
518,438	4.322%, (LIBOR 1M + 2.250%), 7/17/2025[b]	515,197
	Frontier Communications Corporation, Term Loan
758,600	5.830%, (LIBOR 1M + 3.750%), 6/1/2024[b]	746,948
	Gray Television, Inc., Term Loan
301,384	4.340%, (LIBOR 1M + 2.250%), 2/7/2024[b]	301,158
	Hargray Merger Subsidiary Corporation, Term Loan
520,919	5.077%, (LIBOR 1M + 3.000%), 3/24/2024[b,d,e]	522,654
	Intelsat Jackson Holdings SA, Term Loan
505,000	5.827%, (LIBOR 1M + 3.750%), 11/27/2023[b]	506,343
	Level 3 Financing, Inc., Term Loan
1,000,000	4.331%, (LIBOR 1M + 2.250%), 2/22/2024[b]	1,001,390
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
785,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	766,356
160,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	147,400
	Mediacom Illinois, LLC, Term Loan
289,275	3.700%, (LIBOR 1W + 1.750%), 2/15/2024[b]	288,069
	NEP/NCP Holdco, Inc., Term Loan
879,838	5.327%, (LIBOR 3M + 3.250%), 7/21/2022[b]	876,908
	Radiate Holdco, LLC, Term Loan
1,303,400	5.077%, (LIBOR 1M + 3.000%), 2/1/2024[b]	1,290,862
	Sable International Finance, Ltd., Term Loan
1,440,000	5.327%, (LIBOR 1M + 3.250%), 2/6/2026[b]	1,439,640
	SFR Group SA, Term Loan
281,438	4.822%, (LIBOR 1M + 2.750%), 6/22/2025[b]	267,928
	Sinclair Television Group, Inc., Term Loan
1,090,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	1,087,003
	Sprint Communications, Inc., Term Loan
1,160,312	4.625%, (LIBOR 1M + 2.500%), 2/2/2024[b]	1,160,022
	Syniverse Holdings, Inc., Term Loan
174,563	7.078%, (LIBOR 1M + 5.000%), 2/9/2023[b]	174,585
	Unitymedia Finance, LLC, Term Loan
630,000	4.322%, (LIBOR 1M + 2.250%), 1/20/2026[b]	628,072

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value
Communications Services (4.7%) - continued
	Univision Communications, Inc., Term Loan
$516,933	4.827%, (LIBOR 1M + 2.750%), 3/15/2024[b]	$501,425
	Virgin Media Bristol, LLC, Term Loan
800,000	4.572%, (LIBOR 1M + 2.500%), 1/31/2026[b]	798,912
	WideOpenWest Finance, LLC, Term Loan
486,325	5.329%, (LIBOR 1M + 3.250%), 8/6/2023[b]	465,505
	Windstream Services, LLC, Term Loan
359,086	6.080%, (LIBOR 3M + 4.000%), 3/30/2021[b,d,e]	337,362

	Total	17,269,561

Consumer Cyclical (1.9%)
	Boyd Gaming Corporation, Term Loan
241,566	4.450%, (LIBOR 1W + 2.500%), 9/15/2023[b]	242,774
	Cengage Learning Acquisitions, Term Loan
771,235	6.329%, (LIBOR 1M + 4.250%), 6/7/2023[b]	728,655
	Eldorado Resorts, Inc., Term Loan
174,854	4.401%, (LIBOR 2M + 2.250%), 4/17/2024[b]	174,781
	Four Seasons Hotels, Ltd., Term Loan
482,550	4.077%, (LIBOR 1M + 2.000%), 11/30/2023[b]	482,208
	Golden Entertainment, Inc., Term Loan
865,650	5.080%, (LIBOR 1M + 3.000%), 8/15/2024[b]	864,568
135,000	9.070%, (LIBOR 1M + 7.000%), 8/15/2025[b]	136,181
	Mohegan Tribal Gaming Authority, Term Loan
734,521	6.077%, (LIBOR 1M + 4.000%), 10/13/2023[b]	685,551
	Neiman Marcus Group, LLC, Term Loan
283,516	5.336%, (LIBOR 1M + 3.250%), 10/25/2020[b]	249,876
	Scientific Games International, Inc., Term Loan
1,346,625	4.903%, (LIBOR 1M + 2.750%), 8/14/2024[b]	1,346,814
	Seminole Hard Rock Entertainment, Inc., Term Loan
585,066	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	586,528
	Stars Group Holdings BV, Term Loan
910,000	0.000%, (LIBOR 3M + 3.500%), 7/29/2025[b,d,e]	917,708
	Tenneco, Inc.,Term Loan
580,000	0.000%, (LIBOR 3M + 2.750%), 6/18/2025[b,c,d,e]	578,550

	Total	6,994,194

Principal Amount	Bank Loans (15.6%)[a]	Value
Consumer Non-Cyclical (2.9%)
	Air Medical Group Holdings, Inc., Term Loan
$1,512,400	5.347%, (LIBOR 1M + 3.250%), 4/28/2022[b]	$1,466,484
	Albertson’s, LLC, Term Loan
913,768	4.827%, (LIBOR 1M + 2.750%), 8/25/2021[b]	909,821
595,182	5.319%, (LIBOR 3M + 3.000%), 6/22/2023[b]	591,212
	Anmeal Pharmaceuticals LLC, Term Loan
544,874	5.625%, (LIBOR 1M + 3.500%), 3/23/2025[b]	548,623
	Burlington Coat Factory Warehouse Corporation, Term Loan
529,338	4.580%, (LIBOR 1M + 2.500%), 11/9/2024[b]	531,545
	CHS/Community Health Systems, Inc., Term Loan
505,727	5.557%, (LIBOR 3M + 3.250%), 1/27/2021[b]	496,386
	Endo Luxembourg Finance Company I SARL., Term Loan
838,590	6.375%, (LIBOR 1M + 4.250%), 4/27/2024[b]	838,766
	Energizer Holdings, Inc., Term Loan
570,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	571,425
	Grifols Worldwide Operations USA, Inc., Term Loan
483,875	4.200%, (LIBOR 1W + 2.250%), 1/23/2025[b]	485,181
	JBS USA LUX SA, Term Loan
972,688	4.834%, (LIBOR 3M + 2.500%), 10/30/2022[b]	971,297
	Libbey Glass, Inc., Term Loan
243,345	5.097%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	242,433
	McGraw-Hill Global Education Holdings, LLC, Term Loan
646,748	6.077%, (LIBOR 1M + 4.000%), 5/4/2022[b]	635,546
	Ortho-Clinical Diagnostics, Term Loan
1,105,000	5.327%, (LIBOR 1M + 3.250%), 6/2/2025[b]	1,103,221
	Revlon Consumer Products Corporation, Term Loan
442,668	5.577%, (LIBOR 1M + 3.500%), 9/7/2023[b]	323,551
	Valeant Pharmaceuticals International, Inc., Term Loan
1,025,000	5.092%, (LIBOR 1M + 3.000%), 5/28/2025[b]	1,025,912

	Total	10,741,403

Energy (0.6%)
	Calpine Corporation, Term Loan
491,202	4.840%, (LIBOR 3M + 2.500%), 1/15/2024[b]	491,487
	Consolidated Energy Finance SA, Term Loan
345,000	4.597%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	344,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (15.6%)[a]	Value
Energy (0.6%) - continued
	Houston Fuel Oil Terminal Company, LLC, Term Loan
$870,000	5.090%, (LIBOR 3M + 2.750%), 6/19/2025[b]	$867,007
	MEG Energy Corporation, Term Loan
59,063	5.580%, (LIBOR 1M + 3.500%), 12/31/2023[b]	59,122
	Pacific Drilling SA, Term Loan
521,837	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	194,384
	Stetson Midstream, LP, Term Loan
425,000	0.000%, (LIBOR 3M + 4.250%), 7/18/2025[b,d,e]	426,594

	Total	2,382,731

Financials (2.0%)
	ASP AMC Merger Sub, Inc., Term Loan
919,516	5.834%, (LIBOR 3M + 3.500%), 4/13/2024[b]	842,966
	Avolon TLB Borrower 1 US, LLC, Term Loan
1,000,000	4.086%, (LIBOR 1M + 2.000%), 1/15/2025[b]	992,620
	Brookfield Retail Holdings VII Sub 3, LLC, Term Loan
905,000	0.000%, (LIBOR 3M + 2.500%), 5/7/2025[b,d,e]	897,081
	Cyxtera DC Holdings, Inc., Term Loan
158,400	5.360%, (LIBOR 1M + 3.000%), 5/1/2024[b]	158,467
85,000	9.610%, (LIBOR 1M + 7.250%), 5/1/2025[b]	84,752
	Digicel International Finance, Ltd., Term Loan
810,916	5.330%, (LIBOR 1M + 3.250%), 5/10/2024[b]	777,263
	DJO Finance, LLC, Term Loan
128,756	5.458%, (LIBOR 1M + 3.250%), 6/7/2020[b]	128,461
	Genworth Holdings, Inc., Term Loan
149,625	6.578%, (LIBOR 1M + 4.500%), 2/28/2023[b]	152,338
	Harland Clarke Holdings Corporation, Term Loan
736,621	7.084%, (LIBOR 3M + 4.750%), 10/31/2023[b]	706,419
	Ineos US Finance, LLC, Term Loan
1,104,450	4.169%, (LIBOR 2M + 2.000%), 3/31/2024[b]	1,101,832
	MoneyGram International, Inc., Term Loan
541,407	5.344%, (LIBOR 3M + 3.250%), 3/28/2020[b]	517,044
	TransUnion, LLC, Term Loan
521,062	4.077%, (LIBOR 1M + 2.000%), 4/9/2023[b]	522,146
	Tronox Finance, LLC, Term Loan
544,936	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	547,465

	Total	7,428,854

Principal Amount	Bank Loans (15.6%)[a]	Value
Technology (1.2%)
	First Data Corporation, Term Loan
$1,345,000	4.069%, (LIBOR 1M + 2.000%), 4/26/2024[b]	$1,344,368
	Micron Technology, Inc., Term Loan
708,193	3.830%, (LIBOR 1M + 1.750%), 4/26/2022[b]	709,666
	Plantronics, Inc., Term Loan
555,000	4.577%, (LIBOR 3M + 2.500%), 6/1/2025[b,d,e]	554,190
	Rackspace Hosting, Inc., Term Loan
732,898	5.363%, (LIBOR 3M + 3.000%), 11/3/2023[b]	728,962
	SS&C Technologies Holdings Europe SARL, Term Loan
203,795	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	204,305
	SS&C Technologies, Inc., Term Loan
531,298	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	532,626
	TNS, Inc., Term Loan
239,602	6.080%, (LIBOR 1M + 4.000%), 8/14/2022[b]	240,275

	Total	4,314,392

Transportation (0.3%)
	Arctic LNG Carriers, Ltd., Term Loan
1,014,750	6.577%, (LIBOR 1M + 4.500%), 5/18/2023[b]	1,017,287
	OSG Bulk Ships, Inc., Term Loan
92,698	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	91,655

	Total	1,108,942

Utilities (0.4%)
	EnergySolutions, LLC, Term Loan
300,000	6.084%, (LIBOR 3M + 3.750%), 5/7/2025[b,c]	302,250
	HD Supply Waterworks, Term Loan
401,962	5.253%, (LIBOR 3M + 3.000%), 7/21/2024[b]	403,301
	Talen Energy Supply, LLC, Term Loan
335,590	6.077%, (LIBOR 1M + 4.000%), 7/6/2023[b]	337,610
	TerraForm Power Operating, LLC, Term Loan
274,311	4.077%, (LIBOR 1M + 2.000%), 11/8/2022[b]	274,311

	Total	1,317,472

	Total Bank Loans (cost $58,294,491)	57,615,683

Shares	Common Stock (48.8%)	Value
Consumer Discretionary (7.5%)
2,821	Amazon.com, Inc.[h]	5,014,158
33,605	American Axle & Manufacturing Holdings, Inc.[h]	561,876
1,600	AOKI Holdings, Inc.	22,936
1,000	Aoyama Trading Company, Ltd.	33,072
2,600	Autobacs Seven Company, Ltd.	44,683
6,452	Berkeley Group Holdings plc	315,800
947	Booking Holdings, Inc.[h]	1,921,198
24,200	Bridgestone Corporation	954,603
7,651	Bunzl plc	227,342
3,304	Burlington Stores, Inc.[h]	504,884

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (48.8%)	Value
Consumer Discretionary (7.5%) - continued
19,593	Caesars Entertainment Corporation[h]	$221,401
47,517	Carnival Corporation	2,814,907
138	Charter Communications, Inc.[h]	42,032
2,100	Chiyoda Company, Ltd.	43,592
885	Cie Generale des Etablissements Michelin	113,649
3,400	DCM Holdings Company, Ltd.	30,453
2,058	DISH Network Corporation[h]	64,950
6,158	Dollar Tree, Inc.[h]	562,102
19,766	General Motors Company	749,329
30,600	Honda Motor Company, Ltd.	934,238
4,109	Hugo Boss AG	370,513
12,625	Inchcape plc	116,797
1,290	Ipsos SA	43,105
19,661	ITV plc	42,493
18,800	Las Vegas Sands Corporation	1,351,720
12,036	Magna International, Inc.	731,548
10,464	Mediaset Espana Comunicacion SA	82,322
5,473	Netflix, Inc.[h]	1,846,864
671	Nexity SA	41,288
2,289	Next plc	178,208
11,500	NHK Spring Company, Ltd.	115,026
12,145	NIKE, Inc.	934,072
100,200	Nissan Motor Company, Ltd.	947,802
10,180	Nutrisystem, Inc.	407,200
13,133	Peugeot SA	377,204
1,400	Plenus Company, Ltd.[i]	22,635
3,534	ProSiebenSat.1 Media AG	95,382
4,100	Sangetsu Company, Ltd.	78,822
8,300	Sankyo Company, Ltd.	327,079
44,500	Sekisui House, Ltd.	758,525
2,700	SHIMAMURA Company, Ltd.	252,656
7,045	Six Flags Entertainment Corporation[i]	457,573
8,500	Sumitomo Rubber Industries, Ltd.	140,875
700	Takara Standard Company, Ltd.	12,443
15,520	Toll Brothers, Inc.	547,235
16,000	Toyoda Gosei Company, Ltd.	405,996
13,100	TV Asahi Holdings Corporation	262,318
6,004	Walt Disney Company	681,814
27,800	Wendy’s Company	463,704
700	Whirlpool Corporation	91,770
3,092	Wolters Kluwer NV	186,196

	Total	27,548,390

Consumer Staples (2.5%)
22,842	Altria Group, Inc.	1,340,368
2,500	Arcs Company, Ltd.	62,594
1,497	Bunge, Ltd.	103,488
47,538	Cott Corporation	760,133
19,818	Empire Company, Ltd.	408,593
3,138	ForFarmers BV	35,654
48,500	Japan Tobacco, Inc.	1,380,296
15,584	Koninklijke Ahold Delhaize NV	396,310
29,300	Kroger Company	849,700
2,400	Lawson, Inc.	144,120
835	Loblaw Companies, Ltd.	44,149
700	Ministop Company, Ltd.	13,259
10,155	Philip Morris International, Inc.	876,376
6,160	Swedish Match AB	336,750
13,987	Unilever NV	806,920
20,295	Unilever plc	1,159,345
13,853	Wesfarmers, Ltd.	509,351

	Total	9,227,406

Shares	Common Stock (48.8%)	Value
Energy (2.5%)
3,661	BP plc	$27,514
3,229	Contura Energy, Inc.[h]	221,994
504	Gaztransport Et Technigaz SA	32,994
57,015	Halliburton Company	2,418,576
9,299	OMV AG	525,513
13,318	Parsley Energy, Inc.[h]	418,585
13,774	Pioneer Natural Resources Company	2,607,005
6,701	Royal Dutch Shell plc, Class A	229,621
34,454	Royal Dutch Shell plc, Class B	1,206,821
13,700	TechnipFMC plc	445,935
8,265	Total SA	539,085
721	Whiting Petroleum Corporation[h]	35,798
22,401	WPX Energy, Inc.[h]	420,467

	Total	9,129,908

Financials (5.4%)
999	Aareal Bank AG	45,910
3,475	Anima Holding SPA[j]	18,626
54,639	Apollo Investment Corporation	325,102
14,763	Arch Capital Group, Ltd.[h]	451,157
24,924	Ares Capital Corporation	419,969
12,200	Assured Guaranty, Ltd.	474,824
2,177	ASX, Ltd.	106,306
19,682	Australia & New Zealand Banking Group, Ltd.	427,879
25,983	Banca Monte dei Paschi di Siena SPA[h,i]	80,652
43,749	Banco BPM SPA[h]	138,657
37,593	Banco de Sabadell SA	62,583
10,464	Bank of America Corporation	323,128
10,841	Bankinter SA	104,563
13,379	Barclays plc	34,033
7,021	CaixaBank SA	32,303
24,674	CI Financial Corporation	431,133
28,274	Citigroup, Inc.	2,032,618
16,089	CNP Assurances	375,712
42,100	Direct Line Insurance Group plc	189,948
27,262	DnB ASA	548,968
24,094	E*TRADE Financial Corporation[h]	1,441,062
14,300	Essent Group, Ltd.[h]	549,120
6,185	Euronext NVj	383,863
17,667	Finecobank Banca Fineco SPA	207,170
57,827	FlexiGroup, Ltd.	98,385
6,292	Genworth MI Canada, Inc.[i]	221,479
6,410	Goldman Sachs Group, Inc.	1,521,926
4,235	Hannover Rueckversicherung SE	564,881
111,403	HSBC Holdings plc	1,066,823
7,216	IBERIABANK Corporation	599,650
4,928	Jupiter Fund Management plc	28,315
27,817	KeyCorp	580,541
285	Macquarie Group, Ltd.	26,003
358	Markel Corporation[h]	418,860
4,600	Matsui Securities Company, Ltd.	45,892
347,903	Medibank Private, Ltd.	804,621
144,500	Mizuho Financial Group, Inc.	251,183
7,348	National Bank of Canada	360,212
1,981	Paragon Banking Group plc	12,932
3,042	Pargesa Holding SA	254,085
3,573	Plus500, Ltd.	86,816
3,025	Power Corporation of Canada	68,809
15,928	Santander Consumer USA Holdings Inc.	306,455
2,300	Senshu Ikeda Holdings, Inc.	8,178
16,046	State Street Corporation	1,417,022
2,269	Sun Life Financial, Inc.	92,794
32,704	Synchrony Financial	946,454
311	Topdanmark AS	13,357

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (48.8%)	Value
Financials (5.4%) - continued
16,700	United Community Banks, Inc.	$501,501
1,669	Wells Fargo & Company	95,617
10,488	Zions Bancorporation	542,230

	Total	20,140,307

Health Care (5.3%)
13,180	Acadia Healthcare Company, Inc.[h]	520,346
2,594	Amplifon SPA	57,852
2,019	Anthem, Inc.	510,807
23,700	BioMarin Pharmaceutical, Inc.[h]	2,383,272
20,227	Celgene Corporation[h]	1,822,250
1,256	Danaher Corporation	128,840
34,910	GlaxoSmithKline plc ADR	1,451,907
19,360	Hologic, Inc.[h]	830,738
361	Illumina, Inc.[h]	117,094
4,000	Jazz Pharmaceuticals, Inc.[h]	692,320
3,200	KYORIN Holdings, Inc.	65,156
336	LNA Sante	21,447
25,612	Medtronic plc	2,310,971
13,829	Novartis AG	1,160,554
30,854	Novo Nordisk AS	1,534,903
4,862	Roche Holding AG	1,194,333
2,680	Teleflex, Inc.	730,863
7,453	Teva Pharmaceutical Industries, Ltd. ADR	178,425
13,001	UnitedHealth Group, Inc.	3,292,113
3,058	Waters Corporation[h]	603,252

	Total	19,607,443

Industrials (5.5%)
7,304	ACS Actividades de Construccion y Servicios, SAh	320,110
2,019	Atlantia SPA	59,804
22,162	Atlas Copco AB, Class A	634,640
19,715	Atlas Copco AB, Class B	516,679
99,600	BAE Systems plc	852,605
3,900	Boeing Company	1,389,570
6,956	Brink’s Company	555,437
8,848	Caterpillar, Inc.	1,272,342
31,502	CSX Corporation	2,226,561
6,793	Dycom Industries, Inc.[h]	605,664
17,355	Epiroc AB, Class Ah	207,795
3,983	Epiroc AB, Class Bh	42,208
2,371	Ferguson plc	186,983
29,111	GWA Group, Ltd.	70,774
115	Hochtief AG	20,679
11,542	Honeywell International, Inc.	1,842,680
2,000	Huntington Ingalls Industries, Inc.	466,100
3,500	Inaba Denki Sangyo Company, Ltd.	147,707
14,800	Jacobs Engineering Group, Inc.	1,000,924
6,940	Kirby Corporation[h]	579,143
1,587	Loomis AB	49,801
7,066	Masonite International Corporation[h]	482,254
6,000	Mitsuboshi Belting, Ltd.	74,242
5,110	Monadelphous Group, Ltd.	55,987
11,312	National Express Group plc	59,911
9,400	Nitto Kogyo Corporation	161,640
4,827	Nobina ABj	33,445
3,448	Northgate plc	19,777
6,860	Oshkosh Corporation	516,215
26,701	PageGroup plc	209,690
1,125	Rockwool International AS	450,454
5,680	Sandvik AB	103,863
2,572	Schindler Holding AG, Participation Certificate	598,950
8,012	Schneider Electric SE	643,087

Shares	Common Stock (48.8%)	Value
Industrials (5.5%) - continued
34	SGS SA	$88,626
4,000	ShinMaywa Industries, Ltd.	48,419
24,827	SKF AB	509,708
7,048	Smiths Group plc	148,948
642	Societa Iniziative Autostradali e Servizi SPA	11,371
1,494	Spirax-Sarco Engineering plc	136,097
50,000	Sumitomo Electric Industries, Ltd.	769,157
1,300	Taikisha, Ltd.	37,726
3,700	Toppan Forms Company, Ltd.	37,674
35,000	Toppan Printing Company, Ltd.	269,300
10,220	Transcontinental, Inc.	242,999
14,000	Tsubakimoto Chain Company	128,942
7,339	Vinci SA	738,460
4,466	WABCO Holdings, Inc.[h]	561,287
1,600	Yuasa Trading Company, Ltd.	52,153

	Total	20,238,588

Information Technology (9.9%)
6,300	Akamai Technologies, Inc.[h]	474,138
1,330	Alphabet, Inc., Class Ah	1,632,203
1,449	Alphabet, Inc., Class Ch	1,763,810
6,996	Amadeus IT Holding SA	596,798
19,656	Apple, Inc.	3,740,340
8,200	Autodesk, Inc.[h]	1,053,208
6,285	Belden, Inc.	406,954
10,200	Blackline, Inc.[h]	435,540
8,600	Canon, Inc.	279,021
6,802	Capgemini SA	870,199
19,221	Carsales.com, Ltd.	199,299
10,319	CGI Group, Inc.[h]	666,172
21,680	Ciena Corporation[h]	550,672
65,380	Cisco Systems, Inc.	2,764,920
10,090	Dolby Laboratories, Inc.	650,300
2,766	F5 Networks, Inc.[h]	474,037
10,920	Facebook, Inc.[h]	1,884,574
100	Hirose Electric Company, Ltd.	12,193
1,163	Intel Corporation	55,940
2,000	ITOCHU Techno-Solutions Corporation	38,106
16,342	Juniper Networks, Inc.	430,448
50,700	Konica Minolta Holdings, Inc.	455,149
1,090	Kulicke and Soffa Industries, Inc.	28,732
5,300	Kyocera Corporation	308,462
547	Lam Research Corporation	104,280
6,500	MasterCard, Inc.	1,287,000
11,700	Micron Technology, Inc.[h]	617,643
27,510	Microsoft Corporation	2,918,261
5,200	NEC Networks & System Integration Corporation	125,183
4,366	New Relic, Inc.[h]	426,558
1,303	NVIDIA Corporation	319,053
1,788	NXP Semiconductors NVh	170,468
28,620	PayPal Holdings, Inc.[h]	2,350,847
1,178	Red Hat, Inc.[h]	166,369
36,844	RELX NV	801,305
31,987	RELX plc	696,909
1,800	Ryoyo Electro Corporation	28,962
8,310	Salesforce.com, Inc.[h]	1,139,716
3,454	Seagate Technology plc	181,749
27,300	Shinko Electric Industries Company, Ltd.	261,691
2,945	TE Connectivity, Ltd.	275,564
10,750	Twitter, Inc.[h]	342,603
20,300	Visa, Inc.	2,775,822
23,983	Xilinx, Inc.	1,728,455
8,700	Yahoo Japan Corporation[i]	33,100

	Total	36,522,753

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (48.8%)	Value
Materials (2.4%)
1,350	Ashland Global Holdings, Inc.	$110,848
13,484	BASF SE	1,292,550
37,528	BHP Billiton plc	863,655
21,663	BHP Billiton, Ltd.	565,761
3,573	Canfor Corporation[h]	78,335
4,516	Crown Holdings, Inc.[h]	204,439
22,800	Daicel Corporation	251,199
1,288	Eagle Materials, Inc.	127,963
13,246	Evonik Industries AG	490,187
2,239	FMC Corporation	201,241
9,518	Granges AB	119,150
2,400	Hokuetsu Corporation	13,421
3,900	JSR Corporation	74,989
1,000	Kaneka Corporation	8,802
22,100	Kuraray Company, Ltd.	312,359
9,400	Kyoei Steel, Ltd.[i]	184,034
7,789	Methanex Corporation	538,220
14,604	Mondi plc	401,542
4,411	Navigator Company SA	25,157
3,051	Neenah, Inc.	267,878
6,400	Nippon Kayaku Company, Ltd.	72,983
6,100	Nippon Steel & Sumitomo Metal Corporation	121,654
2,860	Packaging Corporation of America	322,894
685	Rio Tinto plc	37,607
3,007	Rio Tinto, Ltd.	181,734
25,975	Sandfire Resources NL	142,687
500	Sanyo Special Steel Company, Ltd.	12,953
3,460	Sensient Technologies Corporation	239,986
1,300	Taiyo Holdings Company, Ltd.	56,104
5,900	Toagosei Company, Ltd.	69,134
26,327	UPM-Kymmene Oyj	933,884
5,074	Valvoline, Inc.	114,622
12,589	Verso Corporation[h]	262,732
1,200	Yamato Kogyo Company, Ltd.	37,423

	Total	8,738,127

Real Estate (5.9%)
1,700	Acadia Realty Trust	46,036
646	Agree Realty Corporation	34,393
1,400	Alexander & Baldwin, Inc.	33,530
6,452	Alexandria Real Estate Equities, Inc.	822,243
800	American Assets Trust, Inc.	30,744
2,700	American Campus Communities, Inc.	111,375
8,760	American Tower Corporation	1,298,582
3,100	Apartment Investment & Management Company	132,215
800	Armada Hoffler Properties, Inc.	12,080
2,499	Artis Real Estate Investment Trust	24,186
3,550	AvalonBay Communities, Inc.	627,817
4,402	Boston Properties, Inc.	552,583
8,107	Camden Property Trust	750,627
1,500	CareTrust REIT, Inc.	25,365
3,400	CBL & Associates Properties, Inc.	18,530
1,500	Cedar Realty Trust, Inc.	7,140
900	Chatham Lodging Trust	19,386
1,125	Chesapeake Lodging Trust	36,022
300	Community Healthcare Trust, Inc.	9,000
2,300	CoreCivic, Inc.	58,972
700	CoreSite Realty Corporation	78,470
1,950	Corporate Office Properties Trust	57,993
8,253	Cousins Properties, Inc.	76,918

Shares	Common Stock (48.8%)	Value
Real Estate (5.9%) - continued
11,590	Crown Castle International Corporation	$1,284,520
1,900	CyrusOne, Inc.	117,648
1,900	DCT Industrial Trust, Inc.	127,053
3,957	DiamondRock Hospitality Company	47,167
4,103	Digital Realty Trust, Inc.	498,186
3,100	Douglas Emmett, Inc.	120,404
26,563	Duke Realty Corporation	773,515
1,100	Easterly Government Properties, Inc.	20,845
654	EastGroup Properties, Inc.	62,339
1,600	Education Realty Trust, Inc.	66,176
1,319	EPR Properties	87,700
2,109	Equinix, Inc.	926,442
7,300	Equity Residential	477,639
1,295	Essex Property Trust, Inc.	311,383
2,500	Extra Space Storage, Inc.	234,925
1,450	Federal Realty Investment Trust	181,975
2,400	First Industrial Realty Trust, Inc.	78,120
1,200	Four Corners Property Trust, Inc.	29,880
2,100	Franklin Street Properties Corporation	18,501
39,844	General Growth Properties, Inc.	849,474
2,500	GEO Group, Inc.	64,700
600	Getty Realty Corporation	17,190
1,400	Global Net Lease, Inc.	29,624
1,900	Government Properties Income Trust	28,633
32,000	Hang Lung Properties, Ltd.	67,281
9,250	HCP, Inc.	239,575
2,500	Healthcare Realty Trust, Inc.	74,275
700	Hersha Hospitality Trust	15,113
2,100	Highwoods Properties, Inc.	103,131
3,300	Hospitality Properties Trust	93,291
28,821	Host Hotels & Resorts, Inc.	603,512
54,000	Hysan Development Company, Ltd.	296,066
1,700	Independence Realty Trust, Inc.	17,255
5,550	Iron Mountain, Inc.	194,860
1,875	JBG SMITH Properties	68,438
2,000	Kilroy Realty Corporation	145,900
8,373	Kimco Realty Corporation	139,745
1,600	Kite Realty Group Trust	26,992
1,636	Lamar Advertising Company	120,459
2,230	LaSalle Hotel Properties	77,314
4,200	Lexington Realty Trust	36,918
2,900	Liberty Property Trust	124,294
907	Life Storage, Inc.	87,036
700	LTC Properties, Inc.	29,519
2,150	Macerich Company	126,979
1,750	Mack-Cali Realty Corporation	34,073
7,200	Medical Properties Trust, Inc.	103,752
2,299	Mid-America Apartment Communities, Inc.	231,693
3,000	National Retail Properties, Inc.	133,830
1,127	National Storage Affiliates Trust	32,491
3,900	Omega Healthcare Investors, Inc.	115,791
1,300	Pennsylvania REIT	13,806
1,122	PotlatchDeltic Corporation	52,454
14,423	Prologis, Inc.	946,437
360	PS Business Parks, Inc.	45,997
3,960	Public Storage, Inc.	862,607
1,500	Ramco-Gershenson Properties Trust	19,725
2,500	Rayonier, Inc. REIT	87,525
5,593	Realty Income Corporation	311,922
4,375	Regency Centers Corporation	278,381
2,200	Retail Opportunity Investments Corporation	41,602
17,000	Road King Infrastructure, Ltd.	32,338

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (48.8%)	Value
Real Estate (5.9%) - continued
3,527	Sabra Health Care REIT, Inc.	$76,218
200	Saul Centers, Inc.	10,656
2,300	SBA Communications Corporation[h]	363,975
4,707	Senior Housing Property Trust	83,973
8,293	Simon Property Group, Inc.	1,461,310
1,800	SL Green Realty Corporation	185,598
2,125	Summit Hotel Properties, Inc.	30,069
5,500	Swire Pacific, Ltd.	59,734
1,847	Tanger Factory Outlet Centers, Inc.	44,051
1,150	Taubman Centers, Inc.	71,358
5,300	UDR, Inc.	203,944
2,900	Uniti Group, Inc.	51,272
200	Universal Health Realty Income Trust	13,462
2,000	Urban Edge Properties	45,360
600	Urstadt Biddle Properties, Inc.	13,356
7,100	Ventas, Inc.	400,298
4,980	Vornado Realty Trust	358,162
3,600	Washington Prime Group, Inc.	28,908
2,300	Weingarten Realty Investors	69,506
7,399	Welltower, Inc.	463,177
15,000	Weyerhaeuser Company	512,700
700	Whitestone REIT	9,100
40,200	Wing Tai Holdings, Ltd.	61,199

	Total	21,968,009

Telecommunications Services (0.7%)
5,354	Freenet AGi	153,436
114,933	KCOM Group plc	140,747
40,500	NTT DOCOMO, Inc.	1,042,670
37,384	Telenor ASA	731,307
15,867	Zayo Group Holdings, Inc.[h]	588,507

	Total	2,656,667

Utilities (1.2%)
825	Alpha Natural Resources Holdings, Inc.[h]	26,812
3,104	ANR, Inc.[h]	100,880
22,993	Enagas SA	642,803
11,799	MDU Resources Group, Inc.	342,171
28,100	Osaka Gas Company, Ltd.	540,792
50,500	PG&E Corporation	2,175,540
9,053	PNM Resources, Inc.	356,236
1,200	Tokyo Gas Company, Ltd.	29,311
1,040	Verbund AG	41,005
15,189	Vistra Energy Corporation[h]	343,271

	Total	4,598,821

	Total Common Stock (cost $153,913,844)	180,376,419

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Asset-Backed Securities (2.4%)
	Apidos CLO XVIII
200,000	5.597%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	199,999
	Babson CLO, Ltd.
425,000	4.970%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class D*,b	422,326
	Bellemeade Re, Ltd.
350,000	3.664%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,j	351,111

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Asset-Backed Securities (2.4%) - continued
	BlueMountain CLO, Ltd.
$425,000	5.539%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	$425,255
	Business Jet Securities, LLC
480,327	4.447%, 6/15/2033, Ser. 2018-2, Class Aj	482,722
	CLUB Credit Trust
101,583	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	101,561
	College Ave Student Loans, LLC
252,620	3.714%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,b	257,910
	Earnest Student Loan Program, LLC
160,311	2.680%, 7/25/2035, Ser. 2016-C, Class A2[j]	155,601
	Foundation Finance Trust
282,342	3.300%, 7/15/2033, Ser. 2017-1A, Class A*	277,540
	GMAC Mortgage Corporation Loan Trust
56,030	2.564%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,k]	59,539
	Harley Marine Financing, LLC
422,875	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	422,241
	J.P. Morgan Mortgage Acquisition Trust
153,113	4.303%, 3/25/2047, Ser. 2007-HE1, Class AF4[l]	110,087
	Lehman XS Trust
137,951	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bl	126,784
	Lendmark Funding Trust
300,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Aj	298,325
	Madison Park Funding XIV, Ltd.
425,000	5.598%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	425,281
	Merrill Lynch Mortgage Investors Trust
271,142	3.991%, 6/25/2035, Ser. 2005-A5, Class M1[b]	268,908
	Oak Hill Advisors Residential Loan Trust
308,308	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,l	305,214
	Octagon Investment Partners XX, Ltd.
300,000	5.905%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	300,025
	Pretium Mortgage Credit Partners, LLC
114,018	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[j,l]	113,516
	Renaissance Home Equity Loan Trust
296,105	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[l]	207,489
461,173	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[l]	246,798

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Asset-Backed Securities (2.4%) - continued
	Sound Point CLO X, Ltd.
$350,000	5.048%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DR*,b	$349,994
	Spirit Master Funding, LLC
596,757	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	595,809
	Structured Asset Mortgage Investments II Trust
277,759	2.782%, (LIBOR 1M + 0.700%), 2/19/2035, Ser. 2004-AR6, Class A1Ab	274,886
	THL Credit Wind River CLO, Ltd.
350,000	5.198%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	349,994
	Vantage Data Centers Issuer, LLC
497,917	4.072%, 2/16/2043, Ser. 2018-1A, Class A2[j]	496,234
	Vericrest Opportunity Loan Transferee
95,081	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[j,l]	94,768
146,881	3.250%, 6/25/2047, Ser. 2017-NPL7, Class A1[j,l]	145,984
	Vericrest Opportunity Loan Trust LXV, LLC
398,592	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[j,l]	397,795
	Wachovia Asset Securitization, Inc.
250,987	2.204%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,k	237,105
	Wells Fargo Home Equity Trust
244,664	2.564%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	240,362

	Total	8,741,163

Basic Materials (0.6%)
	Alcoa Nederland Holding BV
80,000	6.750%, 9/30/2024[j]	85,100
	Anglo American Capital plc
76,000	4.125%, 9/27/2022[j]	76,042
	ArcelorMittal SA
155,000	5.500%, 3/1/2021	161,200
118,000	6.125%, 6/1/2025[i]	127,818
	CF Industries, Inc.
190,000	3.450%, 6/1/2023[i]	181,925
	Dow Chemical Company
66,000	8.550%, 5/15/2019	68,851
	E.I. du Pont de Nemours and Company
76,000	2.200%, 5/1/2020	74,885
	First Quantum Minerals, Ltd.
310,000	7.000%, 2/15/2021[j]	313,100
	FMG Resources Property, Ltd.
175,000	5.125%, 5/15/2024[j]	167,563
	Kinross Gold Corporation
38,000	5.125%, 9/1/2021	39,271
	LyondellBasell Industries NV
62,000	5.000%, 4/15/2019	62,597
	Packaging Corporation of America
55,000	2.450%, 12/15/2020	54,021

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Basic Materials (0.6%) - continued
	Peabody Securities Finance Corporation
$170,000	6.375%, 3/31/2025[j]	$181,050
	Platform Specialty Products Corporation
120,000	5.875%, 12/1/2025[j]	120,564
	Sherwin-Williams Company
75,000	2.250%, 5/15/2020	73,867
	Syngenta Finance NV
64,000	3.933%, 4/23/2021[j]	63,915
	Trinseo Materials Operating SCA
180,000	5.375%, 9/1/2025[j]	177,750
	United States Steel Corporation
200,000	6.250%, 3/15/2026	200,000
	Xstrata Finance Canada, Ltd.
57,000	4.950%, 11/15/2021[j]	58,402

	Total	2,287,921

Capital Goods (0.8%)
	AECOM
235,000	5.875%, 10/15/2024	246,162
	Ashtead Capital, Inc.
150,000	4.125%, 8/15/2025[j]	142,687
	Bombardier, Inc.
210,000	7.500%, 3/15/2025[j]	220,500
	Building Materials Corporation of America
285,000	6.000%, 10/15/2025[j]	288,562
	Caterpillar Financial Services Corporation
55,000	1.850%, 9/4/2020	53,661
	Cemex SAB de CV
310,000	5.700%, 1/11/2025[j]	314,650
	Cintas Corporation No. 2
57,000	2.900%, 4/1/2022	55,851
	CNH Industrial Capital, LLC
56,000	4.875%, 4/1/2021	57,312
	Crown Americas Capital Corporation IV
260,000	4.500%, 1/15/2023	257,237
	General Electric Company
259,000	5.000%, 1/21/2021[b,m]	254,442
	H&E Equipment Services, Inc.
190,000	5.625%, 9/1/2025	187,625
	L3 Technologies, Inc.
65,000	4.950%, 2/15/2021	67,242
	Lockheed Martin Corporation
60,000	2.500%, 11/23/2020	59,213
	Owens-Brockway Glass Container, Inc.
230,000	5.000%, 1/15/2022[j]	230,000
	Rockwell Collins, Inc.
57,000	1.950%, 7/15/2019	56,533
37,000	2.800%, 3/15/2022	35,980
	Roper Industries, Inc.
60,000	2.050%, 10/1/2018	59,951
	Textron Financial Corporation
140,000	4.078%, (LIBOR 3M + 1.735%), 2/15/2042[b,j]	126,700
	United Rentals North America, Inc.
300,000	5.500%, 7/15/2025	304,875

	Total	3,019,183

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Collateralized Mortgage Obligations (2.7%)
	AJAX Mortgage Loan Trust
$222,959	3.470%, 4/25/2057, Ser. 2017-A, Class A*,l	$221,224
	Alternative Loan Trust 2007-6
191,888	5.750%, 4/25/2047, Ser. 2007-6, Class A4	166,063
	Banc of America Alternative Loan Trust
298,363	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	267,748
	Banc of America Mortgage Securities, Inc.
79,012	3.567%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	76,671
	CIM Trust
362,705	5.000%, 12/25/2057, Ser. 2018-R3, Class A1*,b	377,673
	COLT Mortgage Loan Trust
72,497	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	72,228
	Countrywide Alternative Loan Trust
332,116	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	218,834
	Countrywide Asset-Backed Certificates
211,134	2.564%, (LIBOR 1M + 0.500%), 7/25/2034, Ser. 2004-2, Class 3A4[b]	198,344
	Countrywide Home Loan Mortgage Pass Through Trust
199,646	3.453%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	177,943
276,509	4.056%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	264,011
	Credit Suisse First Boston Mortgage Securities Corporation
162,392	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	160,365
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
342,733	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	363,276
272,728	2.424%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	251,350
	Federal National Mortgage Association - REMIC
1,578,847	3.000%, 7/25/2027, Ser. 2012-73, Class DIn	139,777
	GMAC Mortgage Corporation Loan Trust
187,831	3.791%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	178,696
	HarborView Mortgage Loan Trust
103,371	4.078%, 7/19/2035, Ser. 2005-4, Class 3A1[b]	90,486
	Impac Secured Assets Trust
393,585	2.304%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	327,486
	IndyMac INDA Mortgage Loan Trust
181,143	3.768%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	178,935

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Collateralized Mortgage Obligations (2.7%) - continued
	IndyMac INDX Mortgage Loan Trust
$380,394	3.500%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	$345,056
293,747	2.274%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	270,939
	J.P. Morgan Alternative Loan Trust
175,936	3.638%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	159,136
446,292	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	393,202
	J.P. Morgan Mortgage Trust
219,227	4.173%, 8/25/2035, Ser. 2005-A5, Class 1A2[b]	218,652
	Lehman Mortgage Trust
33,661	6.000%, 1/25/2036, Ser. 2005-3, Class 2A7	32,883
	Master Asset Securitization Trust
390,044	2.564%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	188,837
	MortgageIT Trust
485,092	2.264%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	430,790
	New York Mortgage Trust
145,375	3.820%, 5/25/2036, Ser. 2006-1, Class 2A3[b]	141,131
	Preston Ridge Partners Mortgage Trust, LLC
100,337	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,l	100,322
175,443	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,l	174,271
	RCO 2017-INV1 Trust
333,216	3.197%, 11/25/2052, Ser. 2017-INV1, Class A*,b	335,948
	Residential Accredit Loans, Inc. Trust
225,123	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	218,451
280,848	2.614%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	222,930
150,666	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	140,263
	Residential Funding Mortgage Security I Trust
368,631	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	349,255
	Structured Adjustable Rate Mortgage Loan Trust
151,504	4.210%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	140,175
247,074	3.799%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	199,549
	Structured Asset Mortgage Investments, Inc.
593,893	2.374%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	554,966
	WaMu Mortgage Pass Through Certificates
118,418	2.886%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	111,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Collateralized Mortgage Obligations (2.7%) - continued
$311,331	2.534%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	$281,086
147,572	2.384%, (12 MTA + 0.730%), 1/25/2047, Ser. 2006-AR19, Class 1A1Ab	147,203
190,373	2.394%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	175,340
	Wells Fargo Commercial Mortgage Trust
400,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	391,797
	Wells Fargo Mortgage Backed Securities Trust
136,378	3.863%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	138,537
221,498	4.239%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	220,575
123,413	3.642%, 10/25/2036, Ser. 2006-AR14, Class 2A3[b]	117,226
147,760	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	147,227
109,537	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	109,179

	Total	10,187,584

Communications Services (1.5%)
	Altice US Finance I Corporation
200,000	5.500%, 5/15/2026[j]	196,250
	AMC Networks, Inc.
305,000	5.000%, 4/1/2024	300,806
	America Movil SAB de CV
56,000	5.000%, 10/16/2019	57,129
	American Tower Corporation
60,000	2.800%, 6/1/2020	59,413
	AT&T, Inc.
66,000	5.875%, 10/1/2019	68,176
38,000	5.200%, 3/15/2020	39,197
	British Sky Broadcasting Group plc
94,000	2.625%, 9/16/2019[j]	93,324
	CCOH Safari, LLC
310,000	5.750%, 2/15/2026[j]	308,233
	CenturyLink, Inc.
200,000	6.450%, 6/15/2021	206,250
	Charter Communications Operating, LLC
68,000	3.579%, 7/23/2020	68,100
29,000	4.464%, 7/23/2022	29,468
32,000	4.500%, 2/1/2024	32,176
	Clear Channel Worldwide Holdings, Inc.
265,000	6.500%, 11/15/2022	270,300
	Comcast Corporation
76,000	1.625%, 1/15/2022	71,297
	Crown Castle International Corporation
25,000	3.400%, 2/15/2021	24,951
39,000	3.150%, 7/15/2023	37,424
	CSC Holdings, LLC
20,000	5.500%, 4/15/2027[j]	19,250
	Digicel, Ltd.
287,750	6.000%, 4/15/2021*,i	266,169

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Communications Services (1.5%) - continued
	Discovery Communications, LLC
$37,000	2.200%, 9/20/2019	$36,609
75,000	2.950%, 3/20/2023	71,884
	DISH Network Corporation, Convertible
403,000	3.375%, 8/15/2026	366,107
	GCI Liberty, Inc., Convertible
241,000	1.750%, 9/30/2046[j]	251,831
	IAC FinanceCo, Inc., Convertible
258,000	0.875%, 10/1/2022[j]	291,223
	Level 3 Financing, Inc.
190,000	5.250%, 3/15/2026	183,112
	Liberty Media Corporation, Convertible
357,000	1.000%, 1/30/2023	403,049
	Meredith Corporation
55,000	6.875%, 2/1/2026[j]	55,412
	Moody’s Corporation
38,000	2.750%, 12/15/2021	37,135
	Neptune Finco Corporation
95,000	10.875%, 10/15/2025[j]	110,200
	SFR Group SA
290,000	6.000%, 5/15/2022[j]	298,903
	Sprint Corporation
295,000	7.625%, 2/15/2025	309,101
	Time Warner, Inc.
37,000	4.875%, 3/15/2020	37,886
	Twitter, Inc., Convertible
213,000	0.250%, 6/15/2024[j]	193,741
	Verizon Communications, Inc.
91,000	2.946%, 3/15/2022	89,422
73,000	3.443%, (LIBOR 3M + 1.100%), 5/15/2025[b]	73,850
	Viacom, Inc.
55,000	4.250%, 9/1/2023	55,226
85,000	5.875%, 2/28/2057[b]	83,088
	World Wrestling Entertainment, Inc., Convertible
157,000	3.375%, 12/15/2023[i,j]	497,929

	Total	5,593,621

Consumer Cyclical (1.4%)
	Allison Transmission, Inc.
280,000	5.000%, 10/1/2024[j]	275,100
	American Honda Finance Corporation
57,000	2.000%, 2/14/2020	56,132
	BMW US Capital, LLC
75,000	1.500%, 4/11/2019[j]	74,307
	Brookfield Residential Properties, Inc.
125,000	6.125%, 7/1/2022[j]	125,625
	Caesars Entertainment Corporation, Convertible
72,000	5.000%, 10/1/2024	129,342
	Cinemark USA, Inc.
204,000	4.875%, 6/1/2023	201,001
	D.R. Horton, Inc.
53,000	2.550%, 12/1/2020	51,866
	Delphi Jersey Holdings plc
170,000	5.000%, 10/1/2025[j]	161,075
	Ford Motor Credit Company, LLC
76,000	2.262%, 3/28/2019	75,728
85,000	2.597%, 11/4/2019	84,378
57,000	3.336%, 3/18/2021	56,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Consumer Cyclical (1.4%) - continued
	General Motors Financial Company, Inc.
$57,000	2.650%, 4/13/2020	$56,344
36,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	36,222
57,000	4.375%, 9/25/2021	57,942
37,000	3.150%, 6/30/2022	35,936
	Home Depot, Inc.
60,000	2.625%, 6/1/2022	59,116
	Hyundai Capital America
37,000	2.550%, 4/3/2020[j]	36,352
37,000	2.750%, 9/18/2020[j]	36,271
	Jaguar Land Rover Automotive plc
75,000	4.125%, 12/15/2018[j]	75,165
211,000	5.625%, 2/1/2023[j]	210,261
	KB Home
160,000	4.750%, 5/15/2019	160,923
	L Brands, Inc.
189,000	6.694%, 1/15/2027[j]	179,077
	Landry’s, Inc.
160,000	6.750%, 10/15/2024[j]	159,600
	Lennar Corporation
55,000	2.950%, 11/29/2020	53,350
18,000	4.125%, 1/15/2022	17,842
17,000	4.875%, 12/15/2023	17,000
265,000	4.500%, 4/30/2024	257,050
	Live Nation Entertainment, Inc.
70,000	5.375%, 6/15/2022[j]	71,225
100,000	5.625%, 3/15/2026[j]	99,750
	Macy’s Retail Holdings, Inc.
15,000	3.875%, 1/15/2022	14,915
22,000	2.875%, 2/15/2023	20,704
	McDonald’s Corporation
76,000	2.625%, 1/15/2022	74,270
	MGM Resorts International
175,000	6.000%, 3/15/2023	181,344
190,000	5.750%, 6/15/2025	191,604
	Navistar International Corporation
185,000	6.625%, 11/1/2025[j]	193,325
	Netflix, Inc.
200,000	4.875%, 4/15/2028[j]	189,250
	New Red Finance, Inc.
180,000	4.250%, 5/15/2024[j]	171,225
	Nissan Motor Acceptance Corporation
57,000	2.000%, 3/8/2019[j]	56,713
	Prime Security Services Borrower, LLC
187,000	9.250%, 5/15/2023[j]	200,090
	Ralph Lauren Corporation
60,000	2.625%, 8/18/2020	59,541
	Royal Caribbean Cruises, Ltd.
287,750	5.250%, 11/15/2022	303,343
	Six Flags Entertainment Corporation
150,000	4.875%, 7/31/2024[j]	146,813
	Visa, Inc.
60,000	2.200%, 12/14/2020	58,948
	Volkswagen Group of America Finance, LLC
52,000	2.450%, 11/20/2019[j]	51,450
	Yum! Brands, Inc.
305,000	5.000%, 6/1/2024[j]	301,950

	Total	5,125,885

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Consumer Non-Cyclical (1.2%)
	Abbott Laboratories
$76,000	2.550%, 3/15/2022	$73,787
57,000	3.400%, 11/30/2023	56,431
	AbbVie, Inc.
76,000	2.500%, 5/14/2020	75,135
38,000	2.900%, 11/6/2022	37,015
	Albertsons Companies, LLC
220,000	6.625%, 6/15/2024	210,650
	Amgen, Inc.
74,000	3.875%, 11/15/2021	75,077
75,000	2.650%, 5/11/2022	72,842
	Anheuser-Busch InBev Finance, Inc.
55,000	2.650%, 2/1/2021	54,326
80,000	3.623%, (LIBOR 3M + 1.260%), 2/1/2021[b]	82,113
38,000	3.300%, 2/1/2023	37,700
	Anheuser-Busch InBev Worldwide, Inc.
73,000	3.500%, 1/12/2024	72,743
	BAT Capital Corporation
37,000	2.297%, 8/14/2020[j]	36,285
38,000	2.764%, 8/15/2022[j]	36,692
	Bayer U.S. Finance II, LLC
71,000	3.500%, 6/25/2021[j]	71,148
	Becton, Dickinson and Company
55,000	3.209%, (LIBOR 3M + 0.875%), 12/29/2020[b]	55,047
76,000	3.125%, 11/8/2021	74,864
	Boston Scientific Corporation
40,000	6.000%, 1/15/2020	41,534
	Bunge, Ltd. Finance Corporation
60,000	3.500%, 11/24/2020	59,756
	Cardinal Health, Inc.
38,000	1.948%, 6/14/2019	37,736
38,000	2.616%, 6/15/2022	36,348
	CVS Health Corporation
74,000	3.350%, 3/9/2021	73,932
38,000	2.750%, 12/1/2022	36,513
111,000	3.700%, 3/9/2023	110,305
	Energizer Gamma Acquisition, Inc.
210,000	6.375%, 7/15/2026[j]	215,838
	Envision Healthcare Corporation
300,000	5.125%, 7/1/2022[j]	304,125
	Express Scripts Holding Company
38,000	4.750%, 11/15/2021	39,190
	Forest Laboratories, LLC
19,000	4.875%, 2/15/2021[j]	19,586
	HCA, Inc.
187,750	4.750%, 5/1/2023	190,191
	J.M. Smucker Company
37,000	2.200%, 12/6/2019	36,595
	JBS USA, LLC
300,000	5.750%, 6/15/2025[j]	280,878
	Kellogg Company
70,000	3.125%, 5/17/2022	68,761
	Kraft Heinz Foods Company
75,000	5.375%, 2/10/2020	77,541
37,000	4.000%, 6/15/2023	37,131
	Kroger Company
37,000	2.800%, 8/1/2022	35,908
	Maple Escrow Subsidiary, Inc.
74,000	3.551%, 5/25/2021[j]	74,215
	Mead Johnson Nutrition Company
60,000	3.000%, 11/15/2020	59,813

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Consumer Non-Cyclical (1.2%) - continued
	Medtronic Global Holdings SCA
$76,000	1.700%, 3/28/2019	$75,556
	Mondelez International Holdings Netherlands BV
55,000	2.000%, 10/28/2021[j]	52,467
	Mylan NV
37,000	3.150%, 6/15/2021	36,593
	Mylan, Inc.
33,000	3.125%, 1/15/2023[j]	31,656
	Newell Rubbermaid, Inc.
50,000	3.150%, 4/1/2021	49,319
	Pernod Ricard SA
30,000	5.750%, 4/7/2021[j]	31,647
	Pinnacle Foods, Inc.
200,000	5.875%, 1/15/2024	210,250
	Reynolds American, Inc.
33,000	3.250%, 6/12/2020	32,986
	Shire Acquisitions Investments Ireland Designated Activity Company
74,000	2.400%, 9/23/2021	71,249
	Smithfield Foods, Inc.
57,000	2.700%, 1/31/2020[j]	56,098
	Tenet Healthcare Corporation
260,000	8.125%, 4/1/2022	276,900
	Teva Pharmaceutical Finance IV, LLC
19,000	2.250%, 3/18/2020	18,428
	Teva Pharmaceutical Finance Netherlands III BV
55,000	2.200%, 7/21/2021	51,279
	TreeHouse Foods, Inc.
200,000	4.875%, 3/15/2022	200,060
	Zimmer Biomet Holdings, Inc.
56,000	3.076%, (LIBOR 3M + 0.750%), 3/19/2021[b]	56,076
	Zoetis, Inc.
55,000	3.450%, 11/13/2020	54,998

	Total	4,263,313

Energy (1.4%)
	Alliance Resource Operating Partners, LP
170,000	7.500%, 5/1/2025[j]	179,562
	Anadarko Petroleum Corporation
55,000	8.700%, 3/15/2019	56,922
	Antero Resources Corporation
200,000	5.125%, 12/1/2022	200,500
	BP Capital Markets plc
38,000	2.315%, 2/13/2020	37,619
152,000	2.520%, 9/19/2022	146,903
	Buckeye Partners, LP
80,000	2.650%, 11/15/2018	80,017
	Canadian Natural Resources, Ltd.
38,000	2.950%, 1/15/2023	36,689
	Canadian Oil Sands, Ltd.
37,000	9.400%, 9/1/2021[j]	42,173
	Cenovus Energy, Inc.
38,000	3.800%, 9/15/2023	36,967
	Cheniere Corpus Christi Holdings, LLC
175,000	7.000%, 6/30/2024	191,516
	Continental Resources, Inc.
38,000	5.000%, 9/15/2022	38,560
	Crestwood Midstream Partners, LP
200,000	6.250%, 4/1/2023	204,000

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Energy (1.4%) - continued
	Diamondback Energy, Inc.
$225,000	4.750%, 11/1/2024	$218,250
	Enbridge, Inc.
38,000	2.900%, 7/15/2022	36,894
	Encana Corporation
58,000	3.900%, 11/15/2021	58,412
	Energy Transfer Equity, LP
300,000	5.500%, 6/1/2027	307,500
	Energy Transfer Partners, LP
60,000	4.150%, 10/1/2020	60,642
37,000	4.200%, 9/15/2023	37,055
	Enterprise Products Operating, LLC
170,000	5.250%, 8/16/2077[b]	160,118
	EOG Resources, Inc.
60,000	2.625%, 3/15/2023	57,714
	EQT Corporation
68,000	8.125%, 6/1/2019	70,751
37,000	3.000%, 10/1/2022	35,595
	EQT Midstream Partners, LP
51,000	4.750%, 7/15/2023	51,209
	Exxon Mobil Corporation
70,000	1.708%, 3/1/2019	69,727
	Hess Corporation
25,000	3.500%, 7/15/2024	23,788
	Kinder Morgan Energy Partners, LP
37,000	9.000%, 2/1/2019	38,127
76,000	3.450%, 2/15/2023	74,457
	Marathon Oil Corporation
38,000	2.700%, 6/1/2020	37,494
	Marathon Petroleum Corporation
60,000	3.400%, 12/15/2020	60,185
	MEG Energy Corporation
131,000	6.375%, 1/30/2023[j]	118,228
	MPLX, LP
57,000	4.500%, 7/15/2023	58,288
	Nabors Industries, Inc., Convertible
110,000	0.750%, 1/15/2024	85,857
	ONEOK Partners, LP
35,000	3.800%, 3/15/2020	35,146
	Parsley Energy, LLC
80,000	5.625%, 10/15/2027[j]	79,400
	PBF Holding Company, LLC
140,000	7.250%, 6/15/2025	147,000
	Petrobras Global Finance BV
20,000	8.375%, 5/23/2021	21,990
	Petroleos Mexicanos
36,000	6.375%, 2/4/2021	37,710
	Plains All American Pipeline, LP
83,000	5.000%, 2/1/2021	85,211
	Regency Energy Partners, LP
260,000	5.000%, 10/1/2022	267,831
	Sabine Pass Liquefaction, LLC
38,000	6.250%, 3/15/2022	41,014
38,000	5.625%, 4/15/2023	40,543
310,000	5.625%, 3/1/2025	330,487
	Schlumberger Holdings Corporation
60,000	3.000%, 12/21/2020[j]	59,671
	Southwestern Energy Company
185,000	7.500%, 4/1/2026	191,938
	Sunoco Logistics Partners Operations, LP
60,000	4.400%, 4/1/2021	60,976
	Sunoco, LP
100,000	5.875%, 3/15/2028[j]	94,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Energy (1.4%) - continued
	Tallgrass Energy Partners, LP
$275,000	5.500%, 1/15/2028[j]	$275,688
	Western Gas Partners, LP
38,000	4.000%, 7/1/2022	37,689
	Whiting Petroleum Corporation, Convertible
171,000	1.250%, 4/1/2020	163,165
	Williams Partners, LP
77,000	4.000%, 11/15/2021	77,691
	WPX Energy, Inc.
135,000	5.750%, 6/1/2026	135,338

	Total	5,094,207

Financials (3.3%)
	ACE INA Holdings, Inc.
60,000	2.875%, 11/3/2022	58,840
	AIG Global Funding
74,000	2.150%, 7/2/2020[j]	72,372
	Air Lease Corporation
29,000	2.625%, 9/4/2018	28,999
73,000	2.500%, 3/1/2021	70,988
	Aircastle, Ltd.
46,000	5.000%, 4/1/2023	46,897
	Ally Financial, Inc.
245,000	4.750%, 9/10/2018	245,416
	American Express Company
36,000	3.375%, 5/17/2021	36,028
	American Express Credit Corporation
38,000	2.684%, (LIBOR 3M + 0.330%), 5/3/2019[b]	38,053
38,000	2.200%, 3/3/2020	37,497
60,000	3.386%, (LIBOR 3M + 1.050%), 9/14/2020[b]	60,949
	Ares Capital Corporation
76,000	3.875%, 1/15/2020	76,135
	Athene Global Funding
53,000	4.000%, 1/25/2022[j]	53,193
	Australia and New Zealand Banking Group, Ltd.
90,000	6.750%, 6/15/2026[b,j,m]	93,712
	Bank of America Corporation
37,000	2.369%, 7/21/2021[b]	36,372
76,000	2.328%, 10/1/2021[b]	74,312
74,000	2.738%, 1/23/2022[b]	72,711
74,000	3.499%, 5/17/2022[b]	73,921
71,000	3.550%, 3/5/2024[b]	70,171
33,000	3.864%, 7/23/2024[b]	32,992
	Bank of Montreal
50,000	1.500%, 7/18/2019	49,427
58,000	2.100%, 6/15/2020	56,935
	Bank of New York Mellon Corporation
76,000	2.600%, 2/7/2022	74,197
	Bank of Nova Scotia
37,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	37,094
57,000	2.700%, 3/7/2022	55,689
	Barclays plc
56,000	4.338%, 5/16/2024[b]	55,552
	BB&T Corporation
74,000	2.150%, 2/1/2021	72,095
	BNP Paribas SA
270,000	7.625%, 3/30/2021[b,j,m]	287,550
	Capital One Financial Corporation
37,000	2.500%, 5/12/2020	36,528
111,000	3.050%, 3/9/2022	108,577

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Financials (3.3%) - continued
	CBOE Holdings, Inc.
$57,000	1.950%, 6/28/2019	$56,508
	Central Fidelity Capital Trust I
125,000	3.339%, (LIBOR 3M + 1.000%), 4/15/2027[b]	117,969
	Citigroup, Inc.
76,000	2.450%, 1/10/2020	75,268
76,000	2.650%, 10/26/2020	74,941
114,000	2.350%, 8/2/2021	110,365
38,000	2.750%, 4/25/2022	36,785
37,000	3.027%, (LIBOR 3M + 0.690%), 10/27/2022[b]	36,968
73,000	3.142%, 1/24/2023[b]	71,517
260,000	6.250%, 8/15/2026[b,m]	269,259
	CNA Financial Corporation
65,000	5.750%, 8/15/2021	68,807
	Commonwealth Bank of Australia
76,000	2.250%, 3/10/2020[j]	74,873
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
74,000	3.950%, 11/9/2022	73,923
	Credit Agricole SA
38,000	3.375%, 1/10/2022[j]	37,352
80,000	8.125%, 12/23/2025[b,j,m]	87,800
	Credit Suisse Group AG
227,000	7.500%, 12/11/2023[b,j,m]	242,036
	Credit Suisse Group Funding Guernsey, Ltd.
114,000	3.800%, 9/15/2022	113,674
	Credit Suisse Group Funding, Ltd.
76,000	3.125%, 12/10/2020	75,335
	DDR Corporation
53,000	4.625%, 7/15/2022	54,263
	Deutsche Bank AG
37,000	2.700%, 7/13/2020	36,154
114,000	4.250%, 10/14/2021	113,001
	Digital Realty Trust, LP
55,000	2.750%, 2/1/2023	52,478
	Discover Bank
24,000	8.700%, 11/18/2019	25,513
72,000	3.100%, 6/4/2020	71,669
	Fifth Third Bancorp
57,000	2.600%, 6/15/2022	55,039
	First Tennessee Bank NA, 3.750%
330	3.750%, (LIBOR 3M + 0.850%), 8/31/2018[b,j,m]	260,700
	Goldman Sachs Group, Inc.
74,000	5.375%, 5/10/2020[b,m]	75,480
57,000	2.600%, 12/27/2020	56,140
76,000	5.250%, 7/27/2021	79,622
55,000	3.513%, (LIBOR 3M + 1.170%), 11/15/2021[b]	55,732
76,000	3.000%, 4/26/2022	74,370
51,000	2.876%, 10/31/2022[b]	49,617
37,000	3.368%, (LIBOR 3M + 1.050%), 6/5/2023[b]	37,346
	GS Finance Corporation, Convertible
794,000	0.500%, 6/23/2025[c]	790,491
	Hartford Financial Services Group, Inc.
50,000	4.468%, (LIBOR 3M + 2.125%), 2/12/2047[b,j]	47,000
	HCP, Inc.
68,000	3.750%, 2/1/2019	68,112

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Financials (3.3%) - continued
	Hospitality Properties Trust
$55,000	4.250%, 2/15/2021	$55,526
	HSBC Holdings plc
114,000	3.400%, 3/8/2021	113,868
76,000	6.875%, 6/1/2021[b,m]	79,990
100,000	6.375%, 9/17/2024[b,m]	100,375
	Huntington Bancshares, Inc.
70,000	3.150%, 3/14/2021	69,415
	Icahn Enterprises, LP
75,000	6.750%, 2/1/2024	76,312
90,000	6.375%, 12/15/2025	90,450
	ILFC E-Capital Trust II
380,000	4.820%, (H15T30Y + 1.800%), 12/21/2065[b,j]	345,800
	International Lease Finance Corporation
76,000	4.625%, 4/15/2021	77,400
76,000	5.875%, 8/15/2022	80,873
	J.P. Morgan Chase & Company
55,000	2.980%, (LIBOR 3M + 0.680%), 6/1/2021[b]	55,429
90,000	4.625%, 11/1/2022[b,m]	83,988
145,000	2.972%, 1/15/2023	141,201
57,000	2.776%, 4/25/2023[b]	55,294
78,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	79,661
	KeyCorp
58,000	2.300%, 12/13/2018	57,955
	Liberty Mutual Group, Inc.
27,000	5.000%, 6/1/2021[j]	27,900
	Lincoln National Corporation
50,000	6.250%, 2/15/2020	52,107
40,000	4.678%, (LIBOR 3M + 2.358%), 5/17/2066[b]	37,800
	Lloyds Banking Group plc
70,000	6.657%, 5/21/2037[b,j,m]	74,025
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[b,j,m]	182,500
	MGIC Investment Corporation, Convertible
150,000	9.000%, 4/1/2063[j]	201,392
	Mitsubishi UFJ Financial Group, Inc.
38,000	2.998%, 2/22/2022	37,206
73,000	3.455%, 3/2/2023	72,142
	Morgan Stanley
76,000	2.800%, 6/16/2020	75,397
74,000	5.500%, 7/28/2021	78,289
77,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	78,235
37,000	2.750%, 5/19/2022	35,884
40,000	4.875%, 11/1/2022	41,471
74,000	3.125%, 1/23/2023	72,217
	MPT Operating Partnership, LP
200,000	5.500%, 5/1/2024	201,500
	National City Corporation
48,000	6.875%, 5/15/2019	49,515
	Nomura Holdings, Inc.
48,000	2.750%, 3/19/2019	47,991
	Park Aerospace Holdings, Ltd.
190,000	5.500%, 2/15/2024[j]	187,625
	PNC Bank NA
74,000	2.450%, 11/5/2020	72,675
	Quicken Loans, Inc.
295,000	5.750%, 5/1/2025[j]	293,967

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Financials (3.3%) - continued
	Realty Income Corporation
$57,000	5.750%, 1/15/2021	$59,747
	Regions Financial Corporation
50,000	3.200%, 2/8/2021	49,718
	Reinsurance Group of America, Inc.
56,000	4.700%, 9/15/2023	57,641
	Royal Bank of Canada
76,000	2.125%, 3/2/2020	74,932
	Royal Bank of Scotland Group plc
210,000	7.500%, 8/10/2020[b,m]	216,825
55,000	8.625%, 8/15/2021[b,m]	59,351
265,000	7.648%, 9/30/2031[b,m]	329,925
	Santander UK Group Holdings plc
76,000	2.875%, 8/5/2021	74,216
	Simon Property Group, LP
60,000	2.500%, 9/1/2020	59,190
80,000	2.500%, 7/15/2021	78,010
	Societe Generale SA
250,000	8.000%, 9/29/2025[b,j,m]	268,493
	Standard Chartered plc
11,000	2.100%, 8/19/2019[j]	10,868
	State Street Capital Trust IV
440,000	3.341%, (LIBOR 3M + 1.000%), 6/15/2047[b]	394,610
	State Street Corporation
60,000	3.226%, (LIBOR 3M + 0.900%), 8/18/2020[b]	60,883
	Sumitomo Mitsui Financial Group, Inc.
74,000	2.934%, 3/9/2021	73,054
37,000	2.784%, 7/12/2022	35,801
	SunTrust Banks, Inc.
50,000	2.900%, 3/3/2021	49,430
	Synchrony Financial
37,000	3.000%, 8/15/2019	36,945
25,000	3.584%, (LIBOR 3M + 1.230%), 2/3/2020[b]	25,164
	Toronto-Dominion Bank
60,000	3.266%, (LIBOR 3M + 0.930%), 12/14/2020[b]	60,878
45,000	2.550%, 1/25/2021	44,222
	UBS Group Funding Jersey, Ltd.
74,000	3.000%, 4/15/2021[j]	73,080
	UnitedHealth Group, Inc.
60,000	3.350%, 7/15/2022	60,160
	USB Realty Corporation
211,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,j,m]	188,360
	Vantiv, LLC
200,000	4.375%, 11/15/2025[j]	189,250
	Ventas Realty, LP
37,000	3.100%, 1/15/2023	35,826
	Wachovia Capital Trust II
40,000	2.839%, (LIBOR 3M + 0.500%), 1/15/2027[b]	37,450
	Wells Fargo & Company
45,000	2.100%, 7/26/2021	43,328
37,000	2.625%, 7/22/2022	35,717
77,000	3.452%, (LIBOR 3M + 1.110%), 1/24/2023[b]	78,291
50,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	51,075
	Welltower, Inc.
57,000	4.950%, 1/15/2021	58,532
	Westpac Banking Corporation
65,000	3.181%, (LIBOR 3M + 0.850%), 8/19/2021[b]	65,740

	Total	12,259,396

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Mortgage-Backed Securities (6.3%)
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
$290,242	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	$295,552
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
3,025,000	4.000%, 8/1/2048[e]	3,070,958
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
1,000,000	3.500%, 8/1/2033[e]	1,008,769
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
6,250,000	3.500%, 8/1/2048[e]	6,194,208
4,825,000	4.000%, 8/1/2048[e]	4,901,710
5,225,000	4.500%, 8/1/2048[e]	5,420,240
2,000,000	5.000%, 9/1/2048[e]	2,109,297
	Radnor RE, Ltd.
475,000	4.764%, (LIBOR 1M + 2.700%), 3/25/2028, Ser. 2018-1, Class M2*,b	478,631

	Total	23,479,365

Technology (1.2%)
	Alliance Data Systems Corporation
165,000	5.375%, 8/1/2022[j]	165,660
	Apple, Inc.
76,000	2.850%, 5/6/2021	75,782
74,000	2.706%, (LIBOR 3M + 0.350%), 5/11/2022[b]	74,763
74,000	2.400%, 1/13/2023	71,614
	Baidu, Inc.
37,000	3.000%, 6/30/2020	36,516
	Broadcom Corporation
75,000	2.650%, 1/15/2023	70,424
75,000	3.625%, 1/15/2024	72,247
	Carbonite, Inc., Convertible
144,000	2.500%, 4/1/2022	209,805
	Citrix Systems, Inc., Convertible
173,000	0.500%, 4/15/2019	263,140
	Cypress Semiconductor Corporation, Convertible
44,000	4.500%, 1/15/2022	63,583
	Diamond 1 Finance Corporation
50,000	3.480%, 6/1/2019[j]	50,163
76,000	5.450%, 6/15/2023[j]	79,787
	Equinix, Inc.
200,000	5.750%, 1/1/2025	206,250
	Fidelity National Information Services, Inc.
34,000	3.625%, 10/15/2020	34,184
65,000	2.250%, 8/15/2021	62,567
	FireEye, Inc., Convertible
144,000	0.875%, 6/1/2024[j]	136,142
	Harland Clarke Holdings Corporation
175,000	8.375%, 8/15/2022[j]	167,335

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Technology (1.2%) - continued
	Hewlett Packard Enterprise Company
$95,000	3.600%, 10/15/2020	$95,533
	Intel Corporation
60,000	3.100%, 7/29/2022	59,843
	Intel Corporation, Convertible
191,000	3.250%, 8/1/2039	442,562
	Iron Mountain, Inc.
127,750	6.000%, 8/15/2023	130,624
	Marvell Technology Group, Ltd.
37,000	4.200%, 6/22/2023	36,933
	Microchip Technology, Inc., Convertible
105,000	1.625%, 2/15/2027	125,048
	Micron Technology, Inc., Convertible
180,000	3.000%, 11/15/2043	324,976
	Microsoft Corporation
76,000	2.400%, 2/6/2022	74,360
	NetApp, Inc.
55,000	2.000%, 9/27/2019	54,320
	NXP BV
215,000	3.875%, 9/1/2022[j]	211,775
	ON Semiconductor Corporation, Convertible
173,000	1.625%, 10/15/2023	216,795
	Oracle Corporation
60,000	2.500%, 5/15/2022	58,514
	Red Hat, Inc., Convertible
37,000	0.250%, 10/1/2019	70,983
	Seagate HDD Cayman
95,000	4.750%, 1/1/2025	92,190
	Sensata Technologies BV
290,000	4.875%, 10/15/2023[j]	292,175
	Vishay Intertechnology, Inc., Convertible
247,000	2.250%, 6/15/2025[j]	251,965
	VMware, Inc.
37,000	2.300%, 8/21/2020	36,198
	Western Digital Corporation, Convertible
100,000	1.500%, 2/1/2024[j]	97,866

	Total	4,512,622

Transportation (0.2%)
	Air Canada Pass Through Trust
16,327	3.875%, 3/15/2023[j]	16,016
	American Airlines Pass Through Trust
31,987	4.950%, 1/15/2023	32,885
	Avis Budget Car Rental, LLC
90,000	5.125%, 6/1/2022[j]	88,875
	Delta Air Lines, Inc.
57,000	2.875%, 3/13/2020	56,524
31,339	4.950%, 11/23/2020	31,630
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	59,527
	Ryder System, Inc.
68,000	3.500%, 6/1/2021[e]	68,118
	Union Pacific Corporation
55,000	3.750%, 7/15/2025	55,352
	United Airlines Pass Through Trust
60,000	3.700%, 12/1/2022	59,118
	United Continental Holdings, Inc.
185,000	4.250%, 10/1/2022	180,838
	XPO Logistics, Inc.
150,000	6.500%, 6/15/2022[j]	154,125

	Total	803,008

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (23.6%)	Value
Utilities (0.6%)
	Alabama Power Company
$38,000	2.450%, 3/30/2022	$36,830
	Ameren Corporation
60,000	2.700%, 11/15/2020	59,155
	Berkshire Hathaway Energy Company
88,000	2.400%, 2/1/2020	87,208
	Calpine Corporation
95,000	5.375%, 1/15/2023	90,606
	CenterPoint Energy, Inc.
37,000	2.500%, 9/1/2022	35,555
	Consolidated Edison, Inc.
38,000	2.000%, 3/15/2020	37,325
	Dominion Energy, Inc.
74,000	2.579%, 7/1/2020	72,927
	DTE Energy Company
88,000	2.400%, 12/1/2019	87,055
	Duke Energy Corporation
74,000	2.400%, 8/15/2022	71,101
	Dynegy, Inc.
160,000	7.375%, 11/1/2022	166,800
	Edison International
38,000	2.125%, 4/15/2020	37,240
	Emera U.S. Finance, LP
25,000	2.150%, 6/15/2019	24,815
	Eversource Energy
37,000	2.500%, 3/15/2021	36,231
	Exelon Generation Company, LLC
44,000	5.200%, 10/1/2019	45,015
57,000	2.950%, 1/15/2020	56,720
	FirstEnergy Corporation
56,000	2.850%, 7/15/2022	54,286
	Fortis, Inc.
30,000	2.100%, 10/4/2021	28,575
	NextEra Energy Capital Holdings, Inc.
50,000	2.300%, 4/1/2019	49,837
	NiSource, Inc.
50,000	3.650%, 6/15/2023[j]	49,929
230,000	5.650%, 6/15/2023[b,j,m]	228,850
	Pinnacle West Capital Corporation
37,000	2.250%, 11/30/2020	36,032
	PPL Capital Funding, Inc.
50,000	3.500%, 12/1/2022	49,598
	PSEG Power, LLC
50,000	3.000%, 6/15/2021	49,496
	Sempra Energy
25,000	2.400%, 3/15/2020	24,597
	Southern California Edison Company
20,000	2.400%, 2/1/2022	19,311
	Southern Company
45,000	1.850%, 7/1/2019	44,652
37,000	2.350%, 7/1/2021	35,980
	TerraForm Power Operating, LLC
195,000	5.000%, 1/31/2028[j]	183,544
	TransCanada Trust
225,000	5.875%, 8/15/2076[b]	226,125

	Total	2,025,395

	Total Long-Term Fixed Income (cost $87,129,252)	87,392,663

Shares	Registered Investment Companies (7.8%)	Value
Affiliated Fixed Income Holdings (6.3%)
2,503,829	Thrivent Core Emerging Markets Debt Fund	$23,260,570

	Total	23,260,570

Equity Funds/Exchange Traded Funds (0.9%)
12,700	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	163,322
3,101	Altaba, Inc.[h]	227,769
15,263	BlackRock Resources & Commodities Strategy Trust	139,351
6,250	Invesco Zacks Multi-Asset Income ETF	140,500
40,421	Materials Select Sector SPDR Fund	2,414,346
8,705	SPDR S&P Homebuilders ETF[i]	344,892
600	Vanguard REIT ETF	49,164

	Total	3,479,344

Fixed Income Funds/Exchange Traded Funds (0.6%)
70,773	Aberdeen Asia-Pacific Income Fund, Inc.	304,324
35,000	Invesco Senior Loan ETF	805,700
66,849	MFS Intermediate Income Trust	254,695
54,598	Templeton Global Income Fund	343,421
27,438	Western Asset Emerging Markets Debt Fund, Inc.	375,078
42,013	Western Asset High Income Opportunity Fund, Inc.	201,242

	Total	2,284,460

	Total Registered Investment Companies (cost $29,614,407)	29,024,374

Shares	Preferred Stock (0.6%)	Value
Consumer Staples (0.1%)
10,600	CHS, Inc., 7.100%[b,m]	295,210

	Total	295,210

Energy (0.1%)
16,512	Crestwood Equity Partners, LP, 9.250%[m]	159,341
10,200	NuStar Logistics, LP, 9.073%[b]	260,814

	Total	420,155

Financials (0.4%)
2,826	Agribank FCB, 6.875%[b,m]	302,382
2,200	CoBank ACB, 6.250%[b,m]	231,242
5,944	Federal National Mortgage Association, 0.000%[h,m]	37,387
7,100	GMAC Capital Trust I, 8.128%[b]	188,647
4,600	Morgan Stanley, 7.125%[b,m]	129,122
325	Wells Fargo & Company, Convertible, 7.500%[m]	412,425

	Total	1,301,205

Real Estate (<0.1%)
2,450	Colony Capital, Inc., 8.75%[m]	64,435

	Total	64,435

	Total Preferred Stock (cost $1,990,105)	2,081,005

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (0.7%)	Value
2,414,779	Thrivent Cash Management Trust	$2,414,779

	Total Collateral Held for Securities Loaned (cost $2,414,779)	2,414,779

Shares or Principal Amount	Short-Term Investments (11.2%)	Value
	Federal Home Loan Bank Discount Notes
200,000	1.905%, 8/23/2018[o,p]	199,767
100,000	1.910%, 9/5/2018[o,p]	99,813
200,000	1.913%, 9/13/2018[o,p]	199,541
300,000	1.910%, 10/4/2018[o,p]	298,933
	Thrivent Core Short-Term Reserve Fund
4,038,157	2.320%	40,381,572

	Total Short-Term Investments (cost $41,179,678)	41,179,626

	Total Investments (cost $374,536,556) 108.3%	$400,084,549

	Other Assets and Liabilities, Net (8.3%)	(30,685,508)

	Total Net Assets 100.0%	$369,399,041

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h	Non-income producing security.
i	All or a portion of the security is on loan.
j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $18,202,907 or 4.9% of total net assets.

k	All or a portion of the security is insured or guaranteed.
l	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
n

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Balanced Income Plus Fund as of July 31, 2018 was $6,346,726 or 1.7% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$222,934
Apidos CLO XVIII, 7/22/2026	4/4/2017	200,000
Babson CLO, Ltd., 7/20/2029	5/18/2018	425,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	425,104
CIM Trust, 12/25/2057	4/23/2018	376,350
CLUB Credit Trust, 4/17/2023	6/14/2017	101,583
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	252,620
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	72,900
Digicel, Ltd., 4/15/2021	8/19/2013	286,266
Foundation Finance Trust, 7/15/2033	12/6/2017	282,301
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	422,870
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	425,000
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	308,308
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	300,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	100,337
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	175,426
Radnor RE, Ltd., 3/25/2028	3/13/2018	475,000
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	333,211
Sound Point CLO X, Ltd., 1/20/2028	6/5/2018	350,000
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	599,646
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	247,433

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus Fund as of July 31, 2018:

Securities Lending Transactions

Common Stock	$1,414,397
Taxable Debt Security	929,089

Total lending	$2,343,486
Gross amount payable upon return of collateral for securities loaned	$2,414,779

Net amounts due to counterparty	$71,293

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

29

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Balanced Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,915,634	–	1,532,588	383,046
Capital Goods	4,142,500	–	4,142,500	–
Communications Services	17,269,561	–	17,269,561	–
Consumer Cyclical	6,994,194	–	6,415,644	578,550
Consumer Non-Cyclical	10,741,403	–	10,498,970	242,433
Energy	2,382,731	–	2,038,594	344,137
Financials	7,428,854	–	7,428,854	–
Technology	4,314,392	–	4,314,392	–
Transportation	1,108,942	–	1,108,942	–
Utilities	1,317,472	–	1,015,222	302,250
Common Stock
Consumer Discretionary	27,548,390	19,970,337	7,578,053	–
Consumer Staples	9,227,406	3,930,065	5,297,341	–
Energy	9,129,908	6,568,360	2,561,548	–
Financials	20,140,307	12,947,236	7,193,071	–
Health Care	19,607,443	15,573,198	4,034,245	–
Industrials	20,238,588	11,498,177	8,740,411	–
Information Technology	36,522,753	31,150,204	5,372,549	–
Materials	8,738,127	2,390,823	6,347,304	–
Real Estate	21,968,009	21,427,205	540,804	–
Telecommunications Services	2,656,667	588,507	2,068,160	–
Utilities	4,598,821	3,344,910	1,253,911	–
Long-Term Fixed Income
Asset-Backed Securities	8,741,163	–	8,741,163	–
Basic Materials	2,287,921	–	2,287,921	–
Capital Goods	3,019,183	–	3,019,183	–
Collateralized Mortgage Obligations	10,187,584	–	10,187,584	–
Communications Services	5,593,621	–	5,593,621	–
Consumer Cyclical	5,125,885	–	5,125,885	–
Consumer Non-Cyclical	4,263,313	–	4,263,313	–
Energy	5,094,207	–	5,094,207	–
Financials	12,259,396	–	11,468,905	790,491
Mortgage-Backed Securities	23,479,365	–	23,479,365	–
Technology	4,512,622	–	4,512,622	–
Transportation	803,008	–	803,008	–
Utilities	2,025,395	–	2,025,395	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	3,479,344	3,479,344	–	–
Fixed Income Funds/Exchange Traded Funds	2,284,460	2,284,460	–	–
Preferred Stock
Consumer Staples	295,210	295,210	–	–
Energy	420,155	420,155	–	–
Financials	1,301,205	767,581	533,624	–
Real Estate	64,435	64,435	–	–
Short-Term Investments	798,054	–	798,054	–
Subtotal Investments in Securities	$334,027,628	$136,700,207	$194,686,514	$2,640,907

Other Investments *	Total
Affiliated Registered Investment Companies	23,260,570
Short-Term Investments	40,381,572
Collateral Held for Securities Loaned	2,414,779
Subtotal Other Investments	$66,056,921
Total Investments at Value	$400,084,549

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	183,564	183,564	–	–
Total Asset Derivatives	$183,564	$183,564	$–	$–

Liability Derivatives
Futures Contracts	92,462	92,462	–	–
Total Liability Derivatives	$92,462	$92,462	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Balanced Income Plus Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $798,054 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	81	September 2018	$9,598,127	$75,046
CBOT 5-Yr. U.S. Treasury Note	8	September 2018	901,962	3,038
CME E-mini S&P 500 Index	36	September 2018	4,998,401	72,379
CME Ultra Long Term U.S. Treasury Bond	12	September 2018	1,854,133	28,742
Total Futures Long Contracts			$17,352,623	$179,205

CBOT 2-Yr. U.S. Treasury Note	(41)	September 2018	($8,670,734)	$4,359
CME E-mini S&P 500 Index	(40)	September 2018	(5,551,714)	(82,486)
Ultra 10-Yr. U.S. Treasury Note	(12)	September 2018	(1,515,337)	(9,976)
Total Futures Short Contracts			($15,737,785)	($88,103)
Total Futures Contracts			$1,614,838	$91,102

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Balanced Income Plus Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$242	$24,015	$–	2,504	$23,261	6.3%
Total Affiliated Fixed Income Holdings	242				23,261	6.3

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	32,549	96,070	88,237	4,038	40,382	10.9
Total Affiliated Short-Term Investments	32,549				40,382	10.9

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	4,119	46,614	48,318	2,415	2,415	0.7
Total Collateral Held for Securities Loaned	4,119				2,415	0.7
Total Value	$36,910				$66,058

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

BALANCED INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(997)	$–	$525
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	–	–	0	512
Total Income from Affiliated Investments				$1,037

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	21
Total Affiliated Income from Securities Loaned, Net				$21
Total	$–	$(997)	$0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Asset-Backed Securities (3.4%)
	Navient Student Loan Trust
$500,000	2.814%, (LIBOR 1M + 0.750%), 7/25/2066, Ser. 2017-1A, Class A2[a,b]	$502,651
500,000	2.664%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[a,b]	503,663
	Northstar Education Finance, Inc.
299,306	2.764%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Aa,b	300,802
	U.S. Small Business Administration
526,398	3.191%, 3/10/2024, Ser. 2014-10A, Class 1	525,993

	Total	1,833,109

Collateralized Mortgage Obligations (2.4%)
	Federal Home Loan Mortgage Corporation Whole Loan Securities Trust
445,253	3.000%, 7/25/2046, Ser. 2016-SC01, Class 1Ac	426,163
	NCUA Guaranteed Notes
191,232	2.537%, (LIBOR 1M + 0.450%), 10/7/2020, Ser. 2010-R1, Class 1Ab	191,856
	Seasoned Credit Risk Transfer Trust
726,496	2.250%, 8/25/2056, Ser. 2017-2, Class HAc,d	701,748

	Total	1,319,767

Commercial Mortgage-Backed Securities (9.4%)
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
550,000	2.310%, (LIBOR 1M + 0.220%), 7/25/2020, Ser. KP04, Class AG1[b]	550,316
396,594	2.776%, 3/25/2023, Ser. K724, Class A1[c]	392,294
250,000	3.002%, 1/25/2024, Ser. K725, Class A2	247,334
474,911	2.390%, (LIBOR 1M + 0.300%), 11/25/2024, Ser. KF41, Class Ab	475,711
500,000	3.430%, 1/25/2027, Ser. K063, Class A2[b]	499,207
664,000	3.444%, 12/25/2027, Ser. K072, Class A2[c]	660,988
250,000	3.650%, 2/25/2028, Ser. K075, Class A2[b]	252,540
	Federal National Mortgage Association - ACES
500,000	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	505,687
415,000	3.346%, 3/25/2024, Ser. 2014-M4, Class A2[b]	416,154
486,358	2.485%, (LIBOR 1M + 0.400%), 10/25/2024, Ser. 2017-M13, Class FAb	487,125
160,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	153,796
	FRESB Multifamily Mortgage Pass- Through Trust
497,460	2.950%, 8/25/2027, Ser. 2017-SB40, Class A10Fb,c	481,089

	Total	5,122,241

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Consumer Cyclical (1.1%)
	Board of Trustees of The Leland Stanford Junior University
$125,000	3.563%, 6/1/2044	$122,056
	California Institute of Technology
75,000	4.700%, 11/1/2111	78,237
	Dartmouth College
125,000	3.760%, 6/1/2043	120,116
	Massachusetts Institute of Technology
125,000	4.678%, 7/1/2114	134,925
	President and Fellows of Harvard College
125,000	3.619%, 10/1/2037	122,274

	Total	577,608

Energy (0.6%)
	Petroleos Mexicanos
350,000	2.378%, 4/15/2025	340,118

	Total	340,118

Financials (3.6%)
	Bank Nederlandse Gemeenten NV
500,000	2.397%, (LIBOR 3M + 0.070%), 3/11/2022[a,b]	500,120
	Korea Development Bank
500,000	3.024%, (LIBOR 3M + 0.705%), 5/27/2022[b]	500,041
	Private Export Funding Corporation
1,000,000	2.050%, 11/15/2022	962,836

	Total	1,962,997

Foreign Government (8.9%)
	CPPIB Capital, Inc.
500,000	2.250%, 1/25/2022[a]	485,286
	Development Bank of Japan, Inc.
250,000	2.125%, 9/1/2022[a]	239,111
	Export Development Canada
500,000	2.500%, 1/24/2023	489,595
	Inter-American Development Bank
600,000	4.375%, 1/24/2044	705,988
	Japan Bank for International Cooperation
500,000	2.900%, (LIBOR 3M + 0.570%), 2/24/2020[b]	503,204
	Jordan Government International Bond
500,000	2.503%, 10/30/2020	496,340
	Kommunalbanken AS
500,000	2.500%, 1/11/2023[a]	488,376
	Province of Manitoba Canada
500,000	2.125%, 5/4/2022	479,694
	Province of Quebec Canada
500,000	2.750%, 4/12/2027	478,113
	Sweden Government International Bond
500,000	2.375%, 2/15/2023[a]	487,044

	Total	4,852,751

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
34

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.0%)	Value
Mortgage-Backed Securities (20.3%)
	Federal Home Loan Mortgage Corporation - REMIC
$432,123	3.000%, 5/15/2045, Ser. 4631, Class PA	$423,092
441,889	3.000%, 3/15/2047, Ser. 4734, Class JA	432,917
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
1,000,000	4.000%, 8/1/2048[e]	1,015,193
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
500,000	3.900%, 4/25/2028, Ser. K076, Class A2	514,803
483,403	3.000%, 3/15/2045, Ser. 4741, Class GA	474,538
	Federal National Mortgage Association - REMIC
496,822	3.500%, 12/25/2047, Ser. 2018-41, Class PB	493,795
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,600,000	3.500%, 8/1/2048[e]	2,576,791
2,500,000	4.000%, 8/1/2048[e]	2,539,746
1,925,000	4.500%, 8/1/2048[e]	1,996,930
650,000	5.000%, 8/1/2048[e]	686,715

	Total	11,154,520

U.S. Government and Agencies (49.3%)
	Federal Farm Credit Bank
500,000	2.210%, 8/1/2024	476,715
	Federal National Mortgage Association
350,000	2.500%, 4/13/2021	346,942
3,500,000	1.875%, 9/24/2026	3,182,245
1,250,000	6.250%, 5/15/2029	1,587,150
	Tennessee Valley Authority
1,225,000	5.250%, 9/15/2039	1,521,765
	U.S. Treasury Bonds
800,000	2.250%, 11/15/2027	754,063
115,000	5.500%, 8/15/2028	140,201
500,000	4.750%, 2/15/2037	624,004
835,000	2.500%, 5/15/2046	744,357
	U.S. Treasury Bonds, TIPS
3,264,011	0.125%, 1/15/2023	3,165,363
366,996	2.375%, 1/15/2025	402,774
468,621	0.375%, 1/15/2027	450,280
378,251	2.125%, 2/15/2040	468,387
1,669,905	0.750%, 2/15/2042	1,606,381
1,042,100	0.875%, 2/15/2047	1,025,851
	U.S. Treasury Notes
750,000	1.875%, 12/15/2020	735,410
1,250,000	2.000%, 11/30/2022	1,208,057
750,000	2.125%, 7/31/2024	718,271
8,200,000	2.125%, 11/30/2024	7,830,039

	Total	26,988,255

	Total Long-Term Fixed Income (cost $54,628,896)	54,151,366

Shares or Principal Amount	Short-Term Investments (16.9%)	Value
	Federal Home Loan Bank Discount Notes
$300,000	1.900%, 9/13/2018[f,g]	$299,312
	Thrivent Core Short-Term Reserve Fund
894,433	2.320%	8,944,329

	Total Short-Term Investments (cost $9,243,648)	9,243,641

	Total Investments (cost $63,872,544) 115.9%	$63,395,007

	Other Assets and Liabilities, Net (15.9%)	(8,708,432)

	Total Net Assets 100.0%	$54,686,575

a

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $3,507,053 or 6.4% of total net assets.

b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the security is insured or guaranteed.
d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ACES	-	Alternative Credit Enhancement Securities
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
35

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Government Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	1,833,109	–	1,833,109	–
Collateralized Mortgage Obligations	1,319,767	–	1,319,767	–
Commercial Mortgage-Backed Securities	5,122,241	–	5,122,241	–
Consumer Cyclical	577,608	–	577,608	–
Energy	340,118	–	340,118	–
Financials	1,962,997	–	1,962,997	–
Foreign Government	4,852,751	–	4,852,751	–
Mortgage-Backed Securities	11,154,520	–	11,154,520	–
U.S. Government and Agencies	26,988,255	–	26,988,255	–
Short-Term Investments	299,312	–	299,312	–
Subtotal Investments in Securities	$54,450,678	$–	$54,450,678	$–

Other Investments *	Total
Short-Term Investments	8,944,329
Subtotal Other Investments	$8,944,329
Total Investments at Value	$63,395,007

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	19,662	19,662	–	–
Total Asset Derivatives	$19,662	$19,662	$–	$–

Liability Derivatives
Futures Contracts	48,952	48,952	–	–
Total Liability Derivatives	$48,952	$48,952	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Government Bond Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $299,312 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	9	September 2018	$1,902,543	($168)
CBOT U.S. Long Bond	1	September 2018	145,472	(2,503)
Ultra 10-Yr. U.S. Treasury Note	13	September 2018	1,632,760	19,662
Total Futures Long Contracts			$3,680,775	$16,991

CBOT 10-Yr. U.S. Treasury Note	(34)	September 2018	($4,043,501)	($16,843)
CBOT 5-Yr. U.S. Treasury Note	(27)	September 2018	(3,050,283)	(4,092)
CME Ultra Long Term U.S. Treasury Bond	(10)	September 2018	(1,543,717)	(25,346)
Total Futures Short Contracts			($8,637,501)	($46,281)
Total Futures Contracts			($4,956,726)	($29,290)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
36

GOVERNMENT BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Government Bond Fund, is as follows:

Fund	Value 10/31/ 2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$2,905	$36,032	$29,993	894	$8,944	16.4%
Total Affiliated Short-Term Investments	2,905				8,944	16.4
Total Value	$2,905				$8,944

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$0	$115
Total Income from Affiliated Investments				$115
Total	$–	$–	$0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
37

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
California (1.9%)
	California Kindergarten - University Public Education Fac. G.O.
$100,000	1.150%, 5/1/2034[a]	$100,000

	Total	100,000

Colorado (9.6%)
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. Refg. (Union Colony School)
225,000	5.000%, 4/1/2048	248,380
	Denver, CO Health and Hospital Auth. Healthcare Rev.
230,000	5.000%, 12/1/2039, Ser. A	243,876

	Total	492,256

Delaware (4.8%)
	Kent County, DE Student Housing and Dining Fac. Rev. (CHF-Dover, LLC - Delaware State University)
230,000	5.000%, 7/1/2040, Ser. A	247,887

	Total	247,887

Illinois (9.7%)
	Illinois State G.O.
235,000	5.000%, 12/1/2025, Ser. B	253,351
	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion) (NATL-RE Insured)
220,000	5.500%, 6/15/2029, Ser. Ab	246,055

	Total	499,406

Kansas (4.9%)
	Wichita, KS Health Care Fac. Rev. (Presbyterian Manors)
240,000	5.000%, 5/15/2038, Ser. I	251,530

	Total	251,530

Missouri (4.6%)
	Lee’s Summit, MO Industrial Development Auth. Senior Living Fac. Rev. Refg. (John Knox Village)
225,000	5.000%, 8/15/2042, Ser. A	236,601

	Total	236,601

Nevada (9.8%)
	Carson City, NV Hospital Rev. Refg. (Carson Tahoe Regional Medical Center)
225,000	5.000%, 9/1/2042, Ser. A	246,652
	Director of the State of Nevada Department of Business & Industry Rev. (Somerset Academy of Las Vegas)
250,000	5.000%, 12/15/2048, Ser. Ac	255,550

	Total	502,202

New Jersey (9.6%)
	New Jersey Transportation Trust Fund Auth. Rev.
225,000	5.000%, 6/15/2045, Ser. AA	238,664
	Tobacco Settlement Financing Corporation Rev. Refg.
225,000	5.250%, 6/1/2046, Ser. A	251,935

	Total	490,599

Principal Amount	Long-Term Fixed Income (98.7%)	Value
New York (4.9%)
	New York Transportation Development Corporation Special Fac. Rev. (LaGuardia Airport)
$225,000	5.000%, 1/1/2036, AMT	$249,957

	Total	249,957

North Carolina (4.8%)
	North Carolina Capital Fac. Finance Agency Educational Fac. Rev. Refg. (Meredith College)
225,000	5.000%, 6/1/2038	244,397

	Total	244,397

Oklahoma (4.9%)
	Oklahoma Development Finance Auth. Health System Rev. (OU Medicine)
225,000	5.250%, 8/15/2048, Ser. B	252,808

	Total	252,808

Pennsylvania (9.8%)
	Berks County, PA Industrial Development Auth. Healthcare Fac. Rev. Refg. (Highlands at Wyomissing)
230,000	5.000%, 5/15/2047, Ser. A	248,122
	Pennsylvania Economic Development Financing Auth. Rev. Refg. (Tapestry Moon Senior Housing)
245,000	6.750%, 12/1/2053, Ser. Ac	253,815

	Total	501,937

Texas (9.7%)
	Houston, TX Airport System Rev.
220,000	5.000%, 7/1/2036, Ser. A, AMT	250,599
	Tarrant County Cultural Education Fac. Finance Corporation Rev. Refg. (Trinity Terrace)
235,000	5.000%, 10/1/2044, Ser. A-1	249,824

	Total	500,423

Virginia (4.9%)
	Virginia Small Business Financing Auth. Private Activity Rev. (Transform 66 P3)
230,000	5.000%, 12/31/2052, AMT	251,236

	Total	251,236

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
38

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (98.7%)	Value
Wisconsin (4.8%)
	Public Finance Auth. Rev. (Denver International Airport Great Hall)
$225,000	5.000%, 9/30/2049, AMT	$245,713

	Total	245,713

	Total Long-Term Fixed Income (cost $4,999,470)	5,066,952

	Total Investments (cost $4,999,470) 98.7%	$5,066,952

	Other Assets and Liabilities, Net 1.3%	65,336

	Total Net Assets 100.0%	$5,132,288

a

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

b

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $509,365 or 9.9% of total net assets.

Definitions:

AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
Fac.	-	Facility/Facilities
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
39

HIGH INCOME MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing High Income Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	998,151	–	998,151	–
General Obligation	353,351	–	353,351	–
Health Care	994,866	–	994,866	–
Housing Finance	501,702	–	501,702	–
Industrial Development Revenue	484,723	–	484,723	–
Other Revenue	503,171	–	503,171	–
Transportation	1,230,988	–	1,230,988	–
Total Investments at Value	$5,066,952	$–	$5,066,952	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
40

HIGH YIELD FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.1%)[a]	Value
Basic Materials (0.4%)
	Contura Energy, Inc., Term Loan
$2,948,455	7.080%, (LIBOR 1M + 5.000%), 3/17/2024[b]	$2,952,140

	Total	2,952,140

Capital Goods (0.3%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,030,819	6.100%, (LIBOR 1M + 4.000%), 11/30/2023[b]	2,014,735

	Total	2,014,735

Communications Services (0.5%)
	Frontier Communications Corporation, Term Loan
3,687,750	5.830%, (LIBOR 1M + 3.750%), 6/1/2024[b]	3,631,106

	Total	3,631,106

Consumer Cyclical (0.5%)
	Cengage Learning Acquisitions, Term Loan
3,689,135	6.329%, (LIBOR 1M + 4.250%), 6/7/2023[b]	3,485,458

	Total	3,485,458

Consumer Non-Cyclical (0.3%)
	Revlon Consumer Products Corporation, Term Loan
2,990,086	5.577%, (LIBOR 1M + 3.500%), 9/7/2023[b]	2,185,484

	Total	2,185,484

Energy (0.1%)
	Chesapeake Energy Corporation, Term Loan
950,000	9.577%, (LIBOR 1M + 7.500%), 8/23/2021[b]	992,275

	Total	992,275

	Total Bank Loans (cost $15,513,400)	15,261,198

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
1,366,723	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[c]	976,393

	Total	976,393

Basic Materials (8.8%)
	Alcoa Nederland Holding BV
1,425,000	6.750%, 9/30/2024[d]	1,515,844
1,425,000	7.000%, 9/30/2026[d]	1,539,000
930,000	6.125%, 5/15/2028[d]	957,900
	Alcoa, Inc.
1,395,000	5.125%, 10/1/2024[e]	1,391,512
	ArcelorMittal SA
516,000	5.500%, 3/1/2021	536,640
953,000	6.125%, 6/1/2025	1,032,290
	Big River Steel, LLC
3,140,000	7.250%, 9/1/2025[d]	3,265,600
	BWAY Holding Company
2,330,000	5.500%, 4/15/2024[d]	2,274,662

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Basic Materials (8.8%) - continued
	Chemours Company
$1,860,000	5.375%, 5/15/2027	$1,808,850
	Cleveland-Cliffs, Inc.
2,795,000	5.750%, 3/1/2025	2,711,150
	Consolidated Energy Finance SA
2,330,000	6.875%, 6/15/2025[d]	2,370,775
	First Quantum Minerals, Ltd.
1,901,000	7.000%, 2/15/2021[d]	1,920,010
2,325,000	7.250%, 4/1/2023[d]	2,339,531
1,860,000	6.875%, 3/1/2026[d]	1,815,825
	FMG Resources Property, Ltd.
2,800,000	5.125%, 5/15/2024[d,e]	2,681,000
	Grinding Media, Inc.
3,380,000	7.375%, 12/15/2023[d]	3,523,650
	Hexion, Inc.
2,235,000	6.625%, 4/15/2020	2,106,487
1,400,000	10.375%, 2/1/2022[d]	1,377,250
	Hudbay Minerals, Inc.
375,000	7.250%, 1/15/2023[d]	385,781
750,000	7.625%, 1/15/2025[d]	775,312
	Kinross Gold Corporation
3,720,000	4.500%, 7/15/2027	3,424,148
	Krayton Polymers, LLC
2,325,000	7.000%, 4/15/2025[d]	2,394,750
	Mercer International, Inc.
2,785,000	5.500%, 1/15/2026[d]	2,708,413
	Midwest Vanadium, Pty. Ltd.
2,862,131	11.500%, 2/15/2018*,f,g	11,649
	Novelis Corporation
1,430,000	6.250%, 8/15/2024[d]	1,433,575
2,030,000	5.875%, 9/30/2026[d]	1,946,263
	OCI NV
750,000	6.625%, 4/15/2023[d]	766,163
	Olin Corporation
2,790,000	5.000%, 2/1/2030	2,636,550
	Peabody Securities Finance Corporation
2,820,000	6.000%, 3/31/2022[d]	2,904,600
	Platform Specialty Products Corporation
3,000,000	5.875%, 12/1/2025[d]	3,014,100
	Trinseo Materials Operating SCA
2,800,000	5.375%, 9/1/2025[d]	2,765,000
	United States Steel Corporation
1,865,000	6.875%, 8/15/2025	1,906,907
2,350,000	6.250%, 3/15/2026	2,350,000

	Total	64,591,187

Capital Goods (10.5%)
	Abengoa Abnewco 2 SAU
3,327,953	0.236%, PIK 1.264%, 9/29/2022*,h	727,990
	ABG Orphan Holdco SARL
247,760	2.211%, PIK 11.789%, 2/28/2021*,h	262,254
236,614	4.902%, PIK 9.098%, 2/28/2021*,h	250,219
	Advanced Disposal Services, Inc.
2,845,000	5.625%, 11/15/2024[d]	2,809,438
	AECOM
935,000	5.875%, 10/15/2024	979,412
1,410,000	5.125%, 3/15/2027	1,367,700
	Arconic, Inc.
1,395,000	5.900%, 2/1/2027	1,395,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
41

HIGH YIELD FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Capital Goods (10.5%) - continued
	Ardagh Packaging Finance plc
$3,810,000	7.250%, 5/15/2024[d]	$3,971,925
3,280,000	6.000%, 2/15/2025[d]	3,202,100
	BBA US Holdings, Inc.
460,000	5.375%, 5/1/2026[d]	463,445
	Berry Global, Inc.
1,510,000	4.500%, 2/15/2026[d]	1,419,400
	Berry Plastics Corporation
5,630,000	5.125%, 7/15/2023	5,587,775
	Bombardier, Inc.
2,555,000	7.500%, 3/15/2025[d]	2,682,750
	BWAY Holding Company
2,795,000	7.250%, 4/15/2025[d]	2,723,378
	Cemex SAB de CV
2,500,000	5.700%, 1/11/2025[d]	2,537,500
2,000,000	6.125%, 5/5/2025[d]	2,068,000
	Crown Cork & Seal Company, Inc.
2,790,000	7.375%, 12/15/2026	3,013,200
	Eagle Materials, Inc.
953,000	4.500%, 8/1/2026	939,699
	Flex Acquisition Company, Inc.
2,795,000	6.875%, 1/15/2025[d]	2,718,138
700,000	7.875%, 7/15/2026[d]	704,830
	GFL Environmental, Inc.
2,790,000	7.000%, 6/1/2026[d]	2,622,600
	H&E Equipment Services, Inc.
4,140,000	5.625%, 9/1/2025	4,088,250
	Herc Rentals, Inc.
3,133,000	7.750%, 6/1/2024[d]	3,357,260
	James Hardie International Finance Designated Activity Company
500,000	4.750%, 1/15/2025[d]	489,520
1,400,000	5.000%, 1/15/2028[d]	1,330,000
	Jeld-Wen, Inc.
2,330,000	4.875%, 12/15/2027[d]	2,169,813
	Masonite International Corporation
3,175,000	5.625%, 3/15/2023[d]	3,238,500
	New Enterprise Stone & Lime Company, Inc.
1,855,000	6.250%, 3/15/2026[d]	1,879,931
	Owens-Brockway Glass Container, Inc.
2,680,000	5.875%, 8/15/2023[d]	2,720,200
	Reynolds Group Issuer, Inc.
1,995,000	5.125%, 7/15/2023[d]	1,983,828
	Ritchie Bros. Auctioneers, Inc.
1,295,000	5.375%, 1/15/2025[d]	1,273,956
	Summit Materials, LLC
2,350,000	6.125%, 7/15/2023	2,385,250
1,865,000	5.125%, 6/1/2025[d]	1,769,419
	U.S. Concrete, Inc.
2,620,000	6.375%, 6/1/2024	2,603,625
	United Rentals North America, Inc.
940,000	5.500%, 7/15/2025	955,275
2,380,000	5.875%, 9/15/2026	2,415,700
	Waste Pro USA, Inc.
1,000,000	5.500%, 2/15/2026[d]	955,000

	Total	76,062,280

Communications Services (15.2%)
	Altice Financing SA
1,660,000	6.625%, 2/15/2023[d]	1,678,675
	AMC Networks, Inc.
2,400,000	5.000%, 4/1/2024	2,367,000

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Communications Services (15.2%) - continued
	Block Communications, Inc.
$3,280,000	6.875%, 2/15/2025[d]	$3,263,600
	CBS Radio, Inc.
1,665,000	7.250%, 11/1/2024[d,e]	1,564,267
	CCO Holdings, LLC
4,500,000	5.875%, 4/1/2024[d]	4,578,750
	CCOH Safari, LLC
2,750,000	5.750%, 2/15/2026[d]	2,734,325
	Cengage Learning, Inc.
1,495,000	9.500%, 6/15/2024[d,e]	1,304,387
	CenturyLink, Inc.
1,855,000	7.500%, 4/1/2024[e]	1,938,494
	Clear Channel Worldwide Holdings, Inc.
2,320,000	7.625%, 3/15/2020	2,325,104
3,005,000	6.500%, 11/15/2022	3,065,100
	Digicel Group, Ltd.
1,535,000	8.250%, 9/30/2020[d]	1,116,712
	Digicel, Ltd.
5,000,000	6.000%, 4/15/2021*,e	4,625,000
	Embarq Corporation
2,330,000	7.995%, 6/1/2036	2,190,200
	Frontier Communications Corporation
1,625,000	10.500%, 9/15/2022[e]	1,474,687
	Gray Television, Inc.
3,190,000	5.875%, 7/15/2026[d]	3,118,225
	Intelsat Jackson Holdings SA
7,430,000	5.500%, 8/1/2023	6,844,887
	Level 3 Financing, Inc.
4,780,000	5.375%, 5/1/2025	4,660,500
1,500,000	5.250%, 3/15/2026	1,445,625
	McGraw-Hill Global Education Holdings, LLC
2,855,000	7.875%, 5/15/2024[d,e]	2,648,013
	Meredith Corporation
3,610,000	6.875%, 2/1/2026[d]	3,637,075
	Neptune Finco Corporation
4,245,000	10.875%, 10/15/2025[d]	4,924,200
	Qualitytech, LP
3,260,000	4.750%, 11/15/2025[d]	3,088,850
	SFR Group SA
3,910,000	6.000%, 5/15/2022[d]	4,030,037
2,290,000	6.250%, 5/15/2024[d]	2,275,688
2,380,000	7.375%, 5/1/2026[d]	2,363,638
	Sinclair Television Group, Inc.
1,430,000	5.875%, 3/15/2026[d]	1,409,444
1,860,000	5.125%, 2/15/2027[d]	1,725,150
	Sprint Communications, Inc.
4,640,000	6.000%, 11/15/2022	4,690,762
	Sprint Corporation
13,505,000	7.625%, 2/15/2025	14,150,539
	T-Mobile USA, Inc.
3,140,000	6.000%, 4/15/2024	3,249,900
	VeriSign, Inc.
2,290,000	4.750%, 7/15/2027	2,181,225
	Virgin Media Secured Finance plc
1,030,000	5.250%, 1/15/2026[d]	968,200
950,000	5.500%, 8/15/2026[d]	904,875
	Windstream Services, LLC
3,370,000	8.625%, 10/31/2025[d]	3,150,950
	Zayo Group, LLC
3,575,000	6.375%, 5/15/2025	3,700,125
1,640,000	5.750%, 1/15/2027[d]	1,623,600

	Total	111,017,809

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
42

HIGH YIELD FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Consumer Cyclical (13.6%)
	Allison Transmission, Inc.
$3,480,000	5.000%, 10/1/2024[d]	$3,419,100
	AMC Entertainment Holdings, Inc.
1,855,000	5.750%, 6/15/2025[e]	1,829,494
	American Axle & Manufacturing, Inc.
3,732,000	6.250%, 4/1/2025[e]	3,629,370
	Brookfield Residential Properties, Inc.
3,570,000	6.125%, 7/1/2022[d]	3,587,850
	Choice Hotels International, Inc.
3,026,000	5.750%, 7/1/2022	3,150,822
	Cinemark USA, Inc.
4,205,000	4.875%, 6/1/2023	4,143,186
	Dana Financing Luxembourg SARL
3,575,000	6.500%, 6/1/2026[d]	3,619,687
	Hanesbrands, Inc.
3,605,000	4.875%, 5/15/2026[d]	3,483,331
	Hertz Corporation
1,865,000	7.625%, 6/1/2022[d]	1,827,700
	Hilton Escrow Issuer, LLC
3,720,000	4.250%, 9/1/2024	3,585,150
	KAR Auction Services, Inc.
2,330,000	5.125%, 6/1/2025[d]	2,271,750
	KB Home
1,750,000	8.000%, 3/15/2020	1,859,375
	L Brands, Inc.
1,640,000	5.625%, 2/15/2022	1,666,650
1,287,000	6.694%, 1/15/2027[d]	1,219,433
	Landry’s, Inc.
3,045,000	6.750%, 10/15/2024[d]	3,037,387
	Lennar Corporation
3,290,000	4.125%, 1/15/2022	3,261,213
1,270,000	4.500%, 4/30/2024	1,231,900
1,410,000	4.750%, 5/30/2025	1,371,225
	Live Nation Entertainment, Inc.
2,935,000	4.875%, 11/1/2024[d]	2,894,644
470,000	5.625%, 3/15/2026[d]	468,825
	LKQ Corporation
3,495,000	4.750%, 5/15/2023	3,495,000
	Mattamy Group Corporation
2,820,000	6.875%, 12/15/2023[d]	2,865,825
930,000	6.500%, 10/1/2025[d]	906,750
	MGM Resorts International
3,000,000	5.750%, 6/15/2025	3,025,320
	Navistar International Corporation
3,000,000	6.625%, 11/1/2025[d]	3,135,000
	New Red Finance, Inc.
2,090,000	5.000%, 10/15/2025[d]	2,003,788
	Prime Security Services Borrower, LLC
2,433,000	9.250%, 5/15/2023[d]	2,603,310
	RHP Hotel Properties, LP
710,000	5.000%, 4/15/2021	715,325
840,000	5.000%, 4/15/2023	837,900
	Rite Aid Corporation
2,840,000	6.125%, 4/1/2023[d]	2,854,200
	Scientific Games International, Inc.
2,060,000	6.625%, 5/15/2021	2,083,175
2,350,000	10.000%, 12/1/2022	2,508,625
	Seminole Indian Tribe of Florida
1,845,000	7.804%, 10/1/2020*	1,845,000

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Consumer Cyclical (13.6%) - continued
	ServiceMaster Company, LLC
$2,330,000	5.125%, 11/15/2024[d]	$2,248,450
	Six Flags Entertainment Corporation
4,645,000	4.875%, 7/31/2024[d]	4,546,294
	Stars Group Holdings BV
2,200,000	7.000%, 7/15/2026[d]	2,266,000
	Station Casinos, LLC
470,000	5.000%, 10/1/2025[d]	447,675
	Studio City Finance, Ltd.
2,335,000	8.500%, 12/1/2020[d]	2,364,188
	Tunica-Biloxi Gaming Authority
5,535,183	3.780%, 12/15/2020*	1,383,796
	Wabash National Corporation
3,250,000	5.500%, 10/1/2025[d]	3,079,375
	Wyndham Destinations, Inc.
970,000	4.500%, 4/1/2027	948,175
	Yum! Brands, Inc.
1,910,000	5.250%, 6/1/2026[d]	1,883,737

	Total	99,605,000

Consumer Non-Cyclical (10.0%)
	Air Medical Merger Sub Corporation
2,810,000	6.375%, 5/15/2023[d,e]	2,570,122
	Albertsons Companies, LLC
3,630,000	6.625%, 6/15/2024	3,475,725
	Alliance One International, Inc.
2,700,000	9.875%, 7/15/2021[e]	2,467,125
	Cott Holdings, Inc.
1,862,000	5.500%, 4/1/2025[d]	1,792,175
	Energizer Holdings, Inc.
3,760,000	5.500%, 6/15/2025[d]	3,703,600
	HCA, Inc.
2,355,000	6.500%, 2/15/2020	2,451,084
4,190,000	5.875%, 3/15/2022	4,404,737
1,640,000	4.750%, 5/1/2023	1,661,320
3,295,000	5.375%, 2/1/2025	3,336,187
	JBS USA, LLC
2,750,000	5.875%, 7/15/2024[d]	2,636,562
3,030,000	5.750%, 6/15/2025[d]	2,836,868
	Mallinckrodt International Finance SA
1,745,000	5.625%, 10/15/2023[d,e]	1,502,881
	MPH Acquisition Holdings, LLC
3,810,000	7.125%, 6/1/2024[d]	3,943,350
	Pilgrim’s Pride Corporation
2,785,000	5.750%, 3/15/2025[d]	2,663,156
	Post Holdings, Inc.
1,410,000	5.500%, 3/1/2025[d]	1,388,850
2,775,000	5.000%, 8/15/2026[d]	2,611,108
	Simmons Foods, Inc.
3,375,000	5.750%, 11/1/2024[d]	2,792,813
	Spectrum Brands, Inc.
3,720,000	5.750%, 7/15/2025	3,710,700
	Teleflex, Inc.
2,225,000	5.250%, 6/15/2024	2,291,750
	Tenet Healthcare Corporation
2,750,000	6.000%, 10/1/2020	2,856,563
470,000	7.500%, 1/1/2022[d]	492,325
	Teva Pharmaceutical Finance Netherlands III BV
930,000	3.150%, 10/1/2026	789,504
930,000	6.750%, 3/1/2028[e]	992,519
	Transocean Pontus, Ltd.
465,000	6.125%, 8/1/2025[d]	473,723

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
43

HIGH YIELD FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Consumer Non-Cyclical (10.0%) - continued
	Valeant Pharmaceuticals International, Inc.
$1,410,000	5.625%, 12/1/2021[d]	$1,395,900
6,890,000	5.500%, 3/1/2023[d]	6,528,275
2,325,000	5.875%, 5/15/2023[d]	2,233,163
2,320,000	8.500%, 1/31/2027[d]	2,382,640
	VPII Escrow Corporation
2,830,000	7.500%, 7/15/2021[d]	2,886,954

	Total	73,271,679

Energy (15.6%)
	Alliance Resource Operating Partners, LP
2,330,000	7.500%, 5/1/2025[d]	2,461,062
	Antero Resources Corporation
1,415,000	5.125%, 12/1/2022	1,418,537
2,360,000	5.625%, 6/1/2023	2,407,200
	California Resources Corporation
5,110,000	8.000%, 12/15/2022[d,e]	4,573,450
	Centennial Resource Production, LLC
4,415,000	5.375%, 1/15/2026[d]	4,288,069
	Cheniere Corpus Christi Holdings, LLC
5,990,000	7.000%, 6/30/2024	6,555,306
4,195,000	5.875%, 3/31/2025	4,415,237
	Chesapeake Energy Corporation
3,054,000	8.000%, 1/15/2025[e]	3,130,350
	CrownRock Finance, Inc.
3,250,000	5.625%, 10/15/2025[d]	3,136,250
	Diamondback Energy, Inc.
2,790,000	4.750%, 11/1/2024	2,706,300
	Endeavor Energy Resources, LP
600,000	5.500%, 1/30/2026[d]	586,500
2,325,000	5.750%, 1/30/2028[d]	2,272,687
	Energy Transfer Equity, LP
1,970,000	4.250%, 3/15/2023	1,915,825
3,755,000	5.500%, 6/1/2027	3,848,875
	EnLink Midstream Partners, LP
2,325,000	4.150%, 6/1/2025	2,176,781
	Ensco plc
3,260,000	4.500%, 10/1/2024[e]	2,758,775
	Genesis Energy, LP
2,320,000	6.750%, 8/1/2022	2,366,400
	Hornbeck Offshore Services, Inc.
1,885,000	5.875%, 4/1/2020	1,498,575
930,000	5.000%, 3/1/2021	681,225
	MEG Energy Corporation
1,990,000	6.375%, 1/30/2023[d]	1,795,975
	Murphy Oil Corporation
1,190,000	6.875%, 8/15/2024	1,249,500
1,630,000	5.750%, 8/15/2025	1,634,106
	Nabors Industries, Inc.
2,800,000	5.750%, 2/1/2025[d]	2,653,000
	Noble Holding International, Ltd.
1,880,000	7.750%, 1/15/2024[e]	1,823,600
	Parsley Energy, LLC
2,800,000	5.625%, 10/15/2027[d]	2,779,000
	Plains All American Pipeline, LP
2,795,000	4.650%, 10/15/2025	2,806,137
	Precision Drilling Corporation
1,060,000	7.750%, 12/15/2023	1,120,950
1,150,000	5.250%, 11/15/2024	1,098,250
930,000	7.125%, 1/15/2026[d]	954,412
	Rowan Companies, Inc.
3,025,000	4.875%, 6/1/2022	2,832,156

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Energy (15.6%) - continued
	Sabine Pass Liquefaction, LLC
$2,380,000	5.875%, 6/30/2026	$2,589,336
	Sanchez Energy Corporation
2,330,000	7.250%, 2/15/2023[d,e]	2,295,050
	SESI, LLC
2,785,000	7.750%, 9/15/2024	2,875,513
	SM Energy Company
2,325,000	5.000%, 1/15/2024	2,237,813
	Southwestern Energy Company
3,715,000	7.500%, 4/1/2026	3,854,313
	Sunoco, LP
2,325,000	4.875%, 1/15/2023[d]	2,284,824
910,000	5.500%, 2/15/2026[d]	865,638
	Tallgrass Energy Partners, LP
3,755,000	5.500%, 1/15/2028[d]	3,764,388
	Targa Resources Partners, LP
1,860,000	5.125%, 2/1/2025	1,864,650
	Tesoro Logistics, LP
2,000,000	5.250%, 1/15/2025	2,067,360
	Transocean, Inc.
930,000	7.500%, 1/15/2026[d]	950,925
3,255,000	7.500%, 4/15/2031[e]	3,051,563
	Weatherford International, Ltd.
930,000	7.750%, 6/15/2021[e]	955,575
2,145,000	4.500%, 4/15/2022	1,984,125
	Whiting Petroleum Corporation
2,790,000	6.625%, 1/15/2026[e]	2,889,394
	Williams Companies, Inc.
2,320,000	4.550%, 6/24/2024	2,331,600
	WPX Energy, Inc.
2,790,000	8.250%, 8/1/2023	3,156,327

	Total	113,962,884

Financials (7.6%)
	Ally Financial, Inc.
3,630,000	4.125%, 3/30/2020	3,647,424
3,500,000	5.750%, 11/20/2025[e]	3,631,250
	ASP AMC Merger Sub, Inc.
4,800,000	8.000%, 5/15/2025[d]	3,936,000
	Avolon Holdings, Ltd.
930,000	5.500%, 1/15/2023[d]	925,350
	Centene Escrow Corporation
4,060,000	6.125%, 2/15/2024	4,273,150
	CIT Group, Inc.
1,237,000	5.000%, 8/15/2022	1,260,194
1,083,000	5.000%, 8/1/2023	1,097,891
	CyrusOne, LP
1,630,000	5.000%, 3/15/2024	1,636,112
	Drawbridge Special Opportunities Fund, LP
3,215,000	5.000%, 8/1/2021[d]	3,215,817
	Genworth Holdings, Inc.
2,055,000	4.900%, 8/15/2023	1,859,775
	Icahn Enterprises, LP
1,850,000	6.000%, 8/1/2020	1,880,849
1,630,000	6.250%, 2/1/2022	1,661,573
1,700,000	6.375%, 12/15/2025	1,708,500
	Iron Mountain, Inc.
1,860,000	5.750%, 8/15/2024	1,843,725
	MPT Operating Partnership, LP
2,640,000	5.500%, 5/1/2024	2,659,800
1,160,000	5.000%, 10/15/2027	1,122,300
	Park Aerospace Holdings, Ltd.
1,395,000	5.250%, 8/15/2022[d]	1,395,000
3,715,000	4.500%, 3/15/2023[d]	3,547,825

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
44

HIGH YIELD FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Financials (7.6%) - continued
$1,370,000	5.500%, 2/15/2024[d]	$1,352,875
	Quicken Loans, Inc.
3,485,000	5.750%, 5/1/2025[d]	3,472,803
	Synchrony Financial
3,720,000	3.950%, 12/1/2027	3,390,131
	VEREIT Operating Partnership, LP
3,556,000	4.875%, 6/1/2026	3,561,677
	Wand Merger Corporation
2,625,000	8.125%, 7/15/2023[d]	2,727,506

	Total	55,807,527

Foreign Government (0.4%)
	Argentina Government International Bond
2,820,000	6.875%, 1/26/2027	2,561,998

	Total	2,561,998

Technology (5.8%)
	Alliance Data Systems Corporation
6,120,000	5.375%, 8/1/2022[d]	6,144,480
	Anixter, Inc.
2,045,000	5.125%, 10/1/2021	2,097,045
	CommScope Technologies Finance, LLC
4,225,000	6.000%, 6/15/2025[d]	4,351,750
	Diamond Finance Corporation
2,320,000	7.125%, 6/15/2024[d]	2,494,000
	First Data Corporation
1,690,000	7.000%, 12/1/2023[d]	1,768,163
	Harland Clarke Holdings Corporation
3,510,000	8.375%, 8/15/2022[d]	3,356,262
	Inception Merger Sub, Inc.
4,655,000	8.625%, 11/15/2024[d,e]	4,701,550
	Iron Mountain, Inc.
3,255,000	5.250%, 3/15/2028[d]	3,010,875
	Plantronics, Inc.
2,110,000	5.500%, 5/31/2023[d]	2,094,175
	Seagate HDD Cayman
3,885,000	4.750%, 1/1/2025	3,770,071
	Sensata Technologies BV
4,130,000	4.875%, 10/15/2023[d]	4,160,975
	Western Digital Corporation
4,600,000	4.750%, 2/15/2026	4,522,375

	Total	42,471,721

Transportation (0.9%)
	United Continental Holdings, Inc.
2,000,000	4.250%, 10/1/2022	1,955,000
	XPO Logistics, Inc.
3,218,000	6.500%, 6/15/2022[d]	3,306,495
1,430,000	6.125%, 9/1/2023[d]	1,469,325

	Total	6,730,820

Utilities (4.6%)
	AES Corporation
2,325,000	4.500%, 3/15/2023	2,316,281
2,140,000	5.500%, 4/15/2025	2,177,450
	Calpine Corporation
2,785,000	5.500%, 2/1/2024	2,576,125
	Covanta Holding Corporation
1,650,000	6.375%, 10/1/2022	1,689,187
1,400,000	5.875%, 7/1/2025	1,368,500
	Dynegy, Inc.
3,255,000	8.125%, 1/30/2026[d]	3,577,408

Principal Amount	Long-Term Fixed Income (93.1%)	Value
Utilities (4.6%) - continued
	Electricite de France SA
$2,500,000	5.250%, 1/29/2023[b,d,i]	$2,478,125
	Enterprise Products Operating, LLC
3,720,000	6.066%, (LIBOR 3M + 3.708%), 8/1/2066[b]	3,726,808
	NGPL Pipeco, LLC
5,570,000	4.875%, 8/15/2027[d]	5,563,038
	NRG Energy, Inc.
1,400,000	6.250%, 5/1/2024	1,440,250
1,320,000	7.250%, 5/15/2026	1,405,800
	Talen Energy Supply, LLC
1,860,000	6.500%, 6/1/2025	1,367,100
	TerraForm Power Operating, LLC
1,860,000	4.250%, 1/31/2023[d]	1,790,250
1,860,000	5.000%, 1/31/2028[d]	1,750,725

	Total	33,227,047

	Total Long-Term Fixed Income (cost $690,099,654)	680,286,345

Shares	Preferred Stock (0.7%)	Value
Energy (0.3%)
193,165	Crestwood Equity Partners, LP, 9.250%[i]	1,864,042

	Total	1,864,042

Financials (0.4%)
47,000	Federal National Mortgage Association, 0.000%[e,i,j]	295,630
2,327	Wells Fargo & Company, Convertible, 7.500%[i]	2,952,963

	Total	3,248,593

	Total Preferred Stock (cost $5,327,202)	5,112,635

Shares	Registered Investment Companies (0.6%)	Value
Equity Funds/Exchange Traded Funds (0.6%)
25,604	Energy Select Sector SPDR Fund	1,974,581
53,000	SPDR S&P Oil & Gas Exploration & Production ETF[e]	2,280,060

	Total	4,254,641

	Total Registered Investment Companies (cost $3,360,650)	4,254,641

Shares	Common Stock (<0.1%)	Value
Consumer Discretionary (<0.1%)
367	Lear Corporation	66,108

	Total	66,108

Industrials (<0.1%)
917,195	Abengoa SA, Class Aj	32,176
9,178,073	Abengoa SA, Class Bj	75,126

	Total	107,302

Materials (<0.1%)
235	WestRock Company	13,625

	Total	13,625

	Total Common Stock (cost $320,645)	187,035

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
45

HIGH YIELD FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Collateral Held for Securities Loaned (6.8%)	Value
49,660,369	Thrivent Cash Management Trust	$49,660,369

	Total Collateral Held for Securities Loaned (cost $49,660,369)	49,660,369

Shares or Principal Amount	Short-Term Investments (2.1%)	Value
	Thrivent Core Short-Term Reserve Fund
1,523,237	2.320%	15,232,369

	Total Short-Term Investments (cost $15,232,369)	15,232,369

	Total Investments (cost $779,514,289) 105.4%	$769,994,592

	Other Assets and Liabilities, Net (5.4%)	(39,391,158)

	Total Net Assets 100.0%	$730,603,434

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
d

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $355,995,362 or 48.7% of total net assets.

e	All or a portion of the security is on loan.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h

Denotes payment-in-kind security. The security paid an interest or dividend payment with additional fixed income or equity securities in lieu of, or in addition to a cash payment. The cash rate and/or payment-in-kind rate shown are as of July 31, 2018.

i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
j	Non-income producing security.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in High Yield Fund as of July 31, 2018 was $9,105,908 or 1.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
Abengoa Abnewco 2 SAU, 9/29/2022	3/31/2017	$722,934
ABG Orphan Holdco SARL, 2/28/2021	3/31/2017	223,876
ABG Orphan Holdco SARL, 2/28/2021	3/31/2017	212,628
Digicel, Ltd., 4/15/2021	3/19/2013	4,946,273
Midwest Vanadium, Pty. Ltd., 2/15/2019	2/9/2011	2,714,489
Seminole Indian Tribe of Florida, 10/1/2020	7/8/2010	1,796,126
Tunica-Biloxi Gaming Authority, 12/15/2020	11/8/2005	4,559,607

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of July 31, 2018:

Securities Lending Transactions

Common Stock	$1,127,124
Taxable Debt Security	46,835,859
Preferred Stock	11,951

Total lending	$47,974,934
Gross amount payable upon return of collateral for securities loaned	$49,660,369

Net amounts due to counterparty	$1,685,435

Definitions:

ETF	-	Exchange Traded Fund
PIK	-	Payment-In-Kind
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Reference Rate Index:

LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
46

HIGH YIELD FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing High Yield Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,952,140	–	2,952,140	–
Capital Goods	2,014,735	–	2,014,735	–
Communications Services	3,631,106	–	3,631,106	–
Consumer Cyclical	3,485,458	–	3,485,458	–
Consumer Non-Cyclical	2,185,484	–	2,185,484	–
Energy	992,275	–	992,275	–
Long-Term Fixed Income
Asset-Backed Securities	976,393	–	976,393	–
Basic Materials	64,591,187	–	64,591,187	–
Capital Goods	76,062,280	–	76,062,280	–
Communications Services	111,017,809	–	111,017,809	–
Consumer Cyclical	99,605,000	–	99,605,000	–
Consumer Non-Cyclical	73,271,679	–	73,271,679	–
Energy	113,962,884	–	113,962,884	–
Financials	55,807,527	–	55,807,527	–
Foreign Government	2,561,998	–	2,561,998	–
Technology	42,471,721	–	42,471,721	–
Transportation	6,730,820	–	6,730,820	–
Utilities	33,227,047	–	33,227,047	–
Preferred Stock
Energy	1,864,042	1,864,042	–	–
Financials	3,248,593	3,248,593	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	4,254,641	4,254,641	–	–
Common Stock
Consumer Discretionary	66,108	66,108	–	–
Industrials	107,302	–	107,302	–
Materials	13,625	13,625	–	–
Subtotal Investments in Securities	$705,101,854	$9,447,009	$695,654,845	$–

Other Investments *	Total
Short-Term Investments	15,232,369
Collateral Held for Securities Loaned	49,660,369
Subtotal Other Investments	$64,892,738
Total Investments at Value	$769,994,592

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
47

HIGH YIELD FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in High Yield Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$17,220	$138,120	$140,108	1,523	$15,232	2.1%
Total Affiliated Short-Term Investments	17,220				15,232	2.1

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	60,706	161,826	172,872	49,660	49,660	6.8
Total Collateral Held for Securities Loaned	60,706				49,660	6.8
Total Value	$77,926				$64,892

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$0	$293
Total Income from Affiliated Investments				$293

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	359
Total Affiliated Income from Securities Loaned, Net				$359
Total	$–	$–	$0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
48

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Basic Materials (0.1%)
	Big River Steel, LLC, Term Loan
$148,875	7.334%, (LIBOR 3M + 5.000%), 8/15/2023[b]	$151,108
	Contura Energy, Inc., Term Loan
133,587	7.080%, (LIBOR 1M + 5.000%), 3/17/2024[b]	133,754
	MRC Global (US), Inc., Term Loan
164,587	5.077%, (LIBOR 1M + 3.000%), 9/20/2024[b]	164,998
	Tronox Finance, LLC, Term Loan
135,366	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	135,994

	Total	585,854

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
283,314	4.193%, (LIBOR 1W + 2.250%), 11/10/2023[b]	283,421
	Ball Metalpack, LLC, Term Loan
60,000	0.000%, (LIBOR 3M + 4.500%), 7/26/2025[b,c,d]	60,263
	BWAY Holding Company, Term Loan
325,000	0.000%, (LIBOR 3M + 3.250%), 4/3/2024[b,c,d]	323,986
	Cortes NP Intermediate Holding II Corporation, Term Loan
404,187	6.100%, (LIBOR 1M + 4.000%), 11/30/2023[b]	400,986
	Sterigenics-Nordion Holdings, LLC, Term Loan
793,209	5.334%, (LIBOR 3M + 3.000%), 5/15/2022[b]	792,717

	Total	1,861,373

Communications Services (0.7%)
	Altice Financing SA, Term Loan
138,250	4.822%, (LIBOR 1M + 2.750%), 7/15/2025[b]	134,217
320,000	0.000%, (LIBOR 3M + 4.000%), 1/31/2026[b,c,d]	312,749
	CenturyLink, Inc., Term Loan
407,950	4.827%, (LIBOR 1M + 2.750%), 1/31/2025[b]	401,423
	Frontier Communications Corporation, Term Loan
272,250	5.830%, (LIBOR 1M + 3.750%), 6/1/2024[b]	268,068
	Hargray Merger Subsidiary Corporation, Term Loan
218,235	5.077%, (LIBOR 1M + 3.000%), 3/24/2024[b,c,d]	218,962
	Intelsat Jackson Holdings SA, Term Loan
185,000	5.827%, (LIBOR 1M + 3.750%), 11/27/2023[b]	185,492
	Level 3 Financing, Inc., Term Loan
515,000	4.331%, (LIBOR 1M + 2.250%), 2/22/2024[b]	515,716
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
225,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	219,656

Principal Amount	Bank Loans (2.3%)[a]	Value
Communications Services (0.7%) - continued
	NEP/NCP Holdco, Inc., Term Loan
$325,860	5.327%, (LIBOR 3M + 3.250%), 7/21/2022[b]	$324,775
	Radiate Holdco, LLC, Term Loan
606,927	5.077%, (LIBOR 1M + 3.000%), 2/1/2024[b]	601,089
	Sable International Finance, Ltd., Term Loan
595,000	5.327%, (LIBOR 1M + 3.250%), 2/6/2026[b]	594,851
	SFR Group SA, Term Loan
128,375	4.822%, (LIBOR 1M + 2.750%), 6/22/2025[b]	122,213
	Sprint Communications, Inc., Term Loan
622,125	4.625%, (LIBOR 1M + 2.500%), 2/2/2024[b]	621,970
	Univision Communications, Inc., Term Loan
885,469	4.827%, (LIBOR 1M + 2.750%), 3/15/2024[b]	858,905
	Virgin Media Bristol, LLC, Term Loan
355,000	4.572%, (LIBOR 1M + 2.500%), 1/31/2026[b]	354,517
	WideOpenWest Finance, LLC, Term Loan
203,463	5.329%, (LIBOR 1M + 3.250%), 8/6/2023[b]	194,752
	Windstream Services, LLC, Term Loan
164,581	6.080%, (LIBOR 3M + 4.000%), 3/30/2021[b,c,d]	154,624

	Total	6,083,979

Consumer Cyclical (0.3%)
	Cengage Learning Acquisitions, Term Loan
493,005	6.329%, (LIBOR 1M + 4.250%), 6/7/2023[b]	465,786
	Golden Entertainment, Inc., Term Loan
378,100	5.080%, (LIBOR 1M + 3.000%), 8/15/2024[b]	377,627
	Golden Nugget, Inc., Term Loan
311,824	4.827%, (LIBOR 1M + 2.750%), 10/4/2023[b]	312,647
	Scientific Games International, Inc., Term Loan
548,625	4.903%, (LIBOR 1M + 2.750%), 8/14/2024[b]	548,702
	Stars Group Holdings BV, Term Loan
206,000	0.000%, (LIBOR 3M + 3.500%), 7/29/2025[b,c,d]	207,745
	Tenneco, Inc., Term Loan
190,000	0.000%, (LIBOR 3M + 2.750%), 6/18/2025[b,c,d,e]	189,525

	Total	2,102,032

Consumer Non-Cyclical (0.5%)
	Air Medical Group Holdings, Inc., Term Loan
502,475	5.347%, (LIBOR 1M + 3.250%), 4/28/2022[b]	487,220
99,500	6.329%, (LIBOR 1M + 4.250%), 9/26/2024[b]	98,057

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
49

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.3%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Albertson’s, LLC, Term Loan
$89,548	4.827%, (LIBOR 1M + 2.750%), 8/25/2021[b]	$89,161
182,502	5.337%, (LIBOR 3M + 3.000%), 12/21/2022[b]	181,705
331,010	5.319%, (LIBOR 3M + 3.000%), 6/22/2023[b]	328,803
	Anmeal Pharmaceuticals LLC, Term Loan
214,950	5.625%, (LIBOR 1M + 3.500%), 3/23/2025[b]	216,429
	Burlington Coat Factory Warehouse Corporation, Term Loan
236,696	4.580%, (LIBOR 1M + 2.500%), 11/9/2024[b]	237,683
	CHS/Community Health Systems, Inc., Term Loan
245,105	5.557%, (LIBOR 3M + 3.250%), 1/27/2021[b]	240,578
	Endo Luxembourg Finance Company I SARL., Term Loan
328,342	6.375%, (LIBOR 1M + 4.250%), 4/27/2024[b]	328,411
	JBS USA LUX SA, Term Loan
508,563	4.834%, (LIBOR 3M + 2.500%), 10/30/2022[b]	507,835
	McGraw-Hill Global Education Holdings, LLC, Term Loan
710,442	6.077%, (LIBOR 1M + 4.000%), 5/4/2022[b]	698,137
	MPH Acquisition Holdings, LLC, Term Loan
253,713	5.084%, (LIBOR 3M + 2.750%), 6/7/2023[b]	253,649
	Revlon Consumer Products Corporation, Term Loan
187,613	5.577%, (LIBOR 1M + 3.500%), 9/7/2023[b]	137,128
	Valeant Pharmaceuticals International, Inc., Term Loan
375,000	5.092%, (LIBOR 1M + 3.000%), 5/28/2025[b]	375,334

	Total	4,180,130

Energy (<0.1%)
	Houston Fuel Oil Terminal Company, LLC, Term Loan
285,000	5.090%, (LIBOR 3M + 2.750%), 6/19/2025[b]	284,019
	Stetson Midstream, LP, Term Loan
145,000	0.000%, (LIBOR 3M + 4.250%), 7/18/2025[b,c,d]	145,544

	Total	429,563

Financials (0.2%)
	ASP AMC Merger Sub, Inc., Term Loan
408,127	5.834%, (LIBOR 3M + 3.500%), 4/13/2024[b]	374,151
	Avolon TLB Borrower 1 US, LLC, Term Loan
300,000	4.086%, (LIBOR 1M + 2.000%), 1/15/2025[b]	297,786

Principal Amount	Bank Loans (2.3%)[a]	Value
Financials (0.2%) - continued
	Brookfield Retail Holdings VII Sub 3, LLC, Term Loan
$270,000	0.000%, (LIBOR 3M + 2.500%), 5/7/2025[b,c,d]	$267,637
	Harland Clarke Holdings Corporation, Term Loan
317,758	7.084%, (LIBOR 3M + 4.750%), 10/31/2023[b]	304,730
	Ineos US Finance, LLC, Term Loan
109,450	4.169%, (LIBOR 2M + 2.000%), 3/31/2024[b]	109,191
	Tronox Finance, LLC, Term Loan
312,384	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	313,833

	Total	1,667,328

Technology (0.2%)
	First Data Corporation, Term Loan
595,000	4.069%, (LIBOR 1M + 2.000%), 4/26/2024[b]	594,721
	Plantronics, Inc., Term Loan
380,000	4.577%, (LIBOR 3M + 2.500%), 6/1/2025[b,c,d]	379,445
	Rackspace Hosting, Inc., Term Loan
331,836	5.363%, (LIBOR 3M + 3.000%), 11/3/2023[b]	330,054
	TNS, Inc., Term Loan
215,152	6.080%, (LIBOR 1M + 4.000%), 8/14/2022[b]	215,757

	Total	1,519,977

Transportation (0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
455,400	6.577%, (LIBOR 1M + 4.500%), 5/18/2023[b]	456,539

	Total	456,539

	Total Bank Loans (cost $19,027,792)	18,886,775

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Asset-Backed Securities (2.3%)
	Babson CLO, Ltd.
1,750,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	1,750,849
2,100,000	4.970%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class D*,b	2,086,785
	Cent CLO 22, Ltd.
1,800,000	3.773%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	1,800,146
	Delta Air Lines, Inc.
904,626	4.250%, 7/30/2023	902,545
	First Horizon ABS Trust
25,817	2.224%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Ab,f	25,528
	GMAC Mortgage Corporation Loan Trust
305,614	2.564%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,f]	324,757

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
50

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Asset-Backed Securities (2.3%) - continued
	IndyMac Seconds Asset-Backed Trust
$748,518	2.404%, (LIBOR 1M + 0.340%), 10/25/2036, Ser. 2006-2B, Class Ab,f	$443,131
	Magnetite XII, Ltd.
1,800,000	3.669%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,b	1,801,037
	Octagon Investment Partners XVI, Ltd.
1,400,000	3.736%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2R*,b	1,399,986
	PPM CLO, Ltd.
1,200,000	3.489%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class A*,b,d,e	1,200,000
	Renaissance Home Equity Loan Trust
1,195,883	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[g]	854,344
	Shackleton CLO, Ltd.
1,200,000	3.509%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1*,b	1,199,953
	Sound Point CLO X, Ltd.
1,800,000	5.048%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DR*,b	1,799,967
	Symphony CLO XV, Ltd.
1,800,000	3.516%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,b	1,801,028
	THL Credit Wind River CLO, Ltd.
1,800,000	5.198%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,799,968

	Total	19,190,024

Basic Materials (4.7%)
	Alcoa, Inc.
360,000	5.125%, 10/1/2024[h]	359,100
	Anglo American Capital plc
1,800,000	3.625%, 9/11/2024[i]	1,698,538
2,900,000	4.750%, 4/10/2027[i]	2,822,994
	ArcelorMittal SA
3,620,000	6.125%, 6/1/2025[h]	3,921,184
	Braskem America Finance Company
550,000	7.125%, 7/22/2041[i]	636,625
	Braskem Netherlands Finance BV
3,000,000	4.500%, 1/10/2028[i]	2,882,700
	Chemours Company
360,000	5.375%, 5/15/2027	350,100
	Cleveland-Cliffs, Inc.
360,000	5.750%, 3/1/2025	349,200
	Dow Chemical Company
1,430,000	4.250%, 11/15/2020	1,458,064
1,080,000	3.000%, 11/15/2022	1,053,983
	First Quantum Minerals, Ltd.
360,000	6.500%, 3/1/2024[i]	350,550
	Glencore Funding, LLC
1,820,000	4.125%, 5/30/2023[i]	1,794,454
1,620,000	4.000%, 3/27/2027[i]	1,521,962
	International Paper Company
1,260,000	3.000%, 2/15/2027	1,152,078

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Basic Materials (4.7%) - continued
	Kinross Gold Corporation
$360,000	5.950%, 3/15/2024	$372,600
2,950,000	4.500%, 7/15/2027	2,715,386
	Krayton Polymers, LLC
360,000	7.000%, 4/15/2025[i]	370,800
	LyondellBasell Industries NV
600,000	6.000%, 11/15/2021	639,222
	Novelis Corporation
360,000	5.875%, 9/30/2026[i]	345,150
	Packaging Corporation of America
1,550,000	2.450%, 12/15/2020	1,522,422
	Syngenta Finance NV
1,825,000	4.441%, 4/24/2023[i]	1,819,999
	Teck Resources, Ltd.
3,580,000	6.125%, 10/1/2035	3,714,250
	Vale Overseas, Ltd.
229,000	4.375%, 1/11/2022	233,122
1,080,000	6.250%, 8/10/2026	1,187,352
1,100,000	6.875%, 11/21/2036	1,278,420
	Westlake Chemical Corporation
1,800,000	3.600%, 8/15/2026	1,711,331
	WestRock Company
730,000	3.750%, 3/15/2025[i]	715,028
	Weyerhaeuser Company
1,430,000	7.375%, 3/15/2032	1,811,847

	Total	38,788,461

Capital Goods (2.4%)
	AECOM
770,000	5.875%, 10/15/2024	806,575
	Ashtead Capital, Inc.
360,000	4.125%, 8/15/2025[i]	342,450
	BAE Systems plc
1,030,000	4.750%, 10/11/2021[i]	1,063,201
	Berry Global, Inc.
540,000	4.500%, 2/15/2026[i]	507,600
	CNH Industrial Capital, LLC
1,440,000	4.875%, 4/1/2021	1,473,739
	CNH Industrial NV
1,795,000	3.850%, 11/15/2027	1,687,950
	Crown Cork & Seal Company, Inc.
360,000	7.375%, 12/15/2026	388,800
	General Electric Capital Corporation
1,800,000	3.341%, (LIBOR 3M + 1.000%), 3/15/2023[b]	1,823,746
	Jeld-Wen, Inc.
360,000	4.625%, 12/15/2025[i]	342,000
	L3 Technologies, Inc.
720,000	4.950%, 2/15/2021	744,830
	Northrop Grumman Corporation
1,250,000	3.250%, 1/15/2028	1,183,764
	Owens-Brockway Glass Container, Inc.
500,000	5.875%, 8/15/2023[i]	507,500
	Republic Services, Inc.
1,830,000	3.550%, 6/1/2022	1,835,197
	Roper Technologies, Inc.
1,080,000	3.125%, 11/15/2022	1,060,895
1,260,000	3.800%, 12/15/2026	1,219,701
	Spirit AeroSystems, Inc.
1,800,000	3.118%, (LIBOR 3M + 0.800%), 6/15/2021[b]	1,803,256
	Textron, Inc.
720,000	4.300%, 3/1/2024	732,436
370,000	3.875%, 3/1/2025	365,041

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
51

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Capital Goods (2.4%) - continued
$1,440,000	3.650%, 3/15/2027	$1,377,198
	United Rentals North America, Inc.
375,000	5.500%, 7/15/2025	381,094

	Total	19,646,973

Collateralized Mortgage Obligations (0.2%)
	CitiMortgage Alternative Loan Trust
636,260	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	597,745
	Countrywide Alternative Loan Trust
826,411	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	789,600
	Wachovia Mortgage Loan Trust, LLC
459,435	3.962%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	416,624

	Total	1,803,969

Communications Services (8.2%)
	21st Century Fox America, Inc.
1,100,000	7.625%, 11/30/2028	1,393,293
1,190,000	6.400%, 12/15/2035	1,488,343
1,300,000	6.150%, 2/15/2041	1,610,344
	American Tower Corporation
3,000,000	3.450%, 9/15/2021	2,991,808
1,440,000	3.125%, 1/15/2027	1,305,343
	AT&T, Inc.
1,810,000	4.450%, 4/1/2024	1,844,794
760,000	3.400%, 5/15/2025	720,992
2,880,000	4.250%, 3/1/2027	2,849,959
1,519,000	4.300%, 2/15/2030[i]	1,448,438
1,810,000	4.300%, 12/15/2042	1,574,111
	Block Communications, Inc.
360,000	6.875%, 2/15/2025[i]	358,200
	CCO Holdings, LLC
360,000	5.500%, 5/1/2026[i]	353,700
	Charter Communications Operating, LLC
1,080,000	4.464%, 7/23/2022	1,097,431
3,325,000	6.484%, 10/23/2045	3,618,276
	Comcast Corporation
1,080,000	3.375%, 8/15/2025	1,046,779
292,000	6.400%, 5/15/2038	352,009
1,800,000	4.650%, 7/15/2042	1,796,159
	Cox Communications, Inc.
1,800,000	3.350%, 9/15/2026[i]	1,682,081
315,000	4.800%, 2/1/2035[i]	294,215
1,400,000	4.700%, 12/15/2042[i]	1,238,622
	Crown Castle International Corporation
540,000	3.400%, 2/15/2021	538,938
2,340,000	5.250%, 1/15/2023	2,454,566
1,300,000	3.150%, 7/15/2023	1,247,467
	Digicel, Ltd.
360,000	6.000%, 4/15/2021*,h	333,000
	Discovery Communications, LLC
1,170,000	3.500%, 6/15/2022[i]	1,154,593
900,000	4.900%, 3/11/2026	929,462
2,160,000	5.200%, 9/20/2047	2,128,175
	Frontier Communications Corporation
360,000	10.500%, 9/15/2022[h]	326,700
	Gray Television, Inc.
360,000	5.125%, 10/15/2024[i]	345,600
	Level 3 Financing, Inc.
360,000	5.250%, 3/15/2026	346,950

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Communications Services (8.2%) - continued
	Omnicom Group, Inc.
$2,380,000	4.450%, 8/15/2020	$2,431,905
560,000	3.650%, 11/1/2024	544,964
	Outdoor Americas Capital, LLC
360,000	5.625%, 2/15/2024	363,056
	SES Global Americas Holdings GP
1,820,000	2.500%, 3/25/2019[i]	1,812,994
	SFR Group SA
360,000	6.000%, 5/15/2022[i]	371,052
	Sprint Communications, Inc.
355,000	7.000%, 3/1/2020[i]	368,455
	Sprint Corporation
540,000	7.125%, 6/15/2024	554,850
	Telecom Italia Capital SA
845,000	7.721%, 6/4/2038	931,613
	Telecom Italia SPA
1,800,000	5.303%, 5/30/2024[i]	1,804,500
	Telefonica Emisiones SAU
1,800,000	4.665%, 3/6/2038	1,728,736
	Time Warner Cable, Inc.
2,200,000	4.125%, 2/15/2021	2,219,339
	Time Warner Entertainment Company, LP
780,000	8.375%, 3/15/2023	906,668
	Time Warner, Inc.
790,000	4.750%, 3/29/2021	813,316
	Verizon Communications, Inc.
1,260,000	3.500%, 11/1/2024	1,235,040
2,600,000	3.443%, (LIBOR 3M + 1.100%), 5/15/2025[b]	2,630,290
1,080,000	5.250%, 3/16/2037	1,155,506
2,170,000	4.862%, 8/21/2046	2,164,560
2,747,000	4.522%, 9/15/2048	2,602,188
	Viacom, Inc.
2,500,000	6.875%, 4/30/2036	2,852,800
	Virgin Media Secured Finance plc
360,000	5.250%, 1/15/2026[i]	338,400
	Vodafone Group plc
1,350,000	5.000%, 5/30/2038	1,373,697
	Zayo Group, LLC
360,000	5.750%, 1/15/2027[i]	356,400

	Total	68,430,677

Consumer Cyclical (4.1%)
	Amazon.com, Inc.
2,520,000	4.050%, 8/22/2047	2,494,865
	American Axle & Manufacturing, Inc.
360,000	6.250%, 4/1/2025[h]	350,100
	Cinemark USA, Inc.
360,000	4.875%, 6/1/2023	354,708
	Daimler Finance North America, LLC
1,100,000	2.913%, (LIBOR 3M + 0.550%), 5/4/2021[b,i]	1,103,586
	Dana, Inc.
360,000	6.000%, 9/15/2023	370,800
	Ford Motor Credit Company, LLC
800,000	2.597%, 11/4/2019	794,144
1,100,000	3.470%, 4/5/2021	1,091,332
1,800,000	2.979%, 8/3/2022	1,727,676
1,425,000	4.250%, 9/20/2022	1,429,759
1,150,000	3.096%, 5/4/2023	1,092,167
	General Motors Company
770,000	5.000%, 4/1/2035	733,209

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
52

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Consumer Cyclical (4.1%) - continued
	General Motors Financial Company, Inc.
$1,900,000	3.450%, 4/10/2022	$1,869,524
1,490,000	4.000%, 1/15/2025	1,447,430
	Hanesbrands, Inc.
360,000	4.625%, 5/15/2024[i]	350,100
	Hertz Corporation
360,000	7.625%, 6/1/2022[i]	352,800
	Home Depot, Inc.
540,000	2.125%, 9/15/2026	484,400
1,820,000	4.250%, 4/1/2046	1,879,999
	Hyundai Capital America
1,050,000	3.000%, 3/18/2021[i]	1,028,276
2,150,000	2.450%, 6/15/2021[i]	2,065,384
	Hyundai Capital Services, Inc.
1,080,000	3.000%, 3/6/2022[i]	1,040,643
	L Brands, Inc.
380,000	5.625%, 2/15/2022	386,175
	Lennar Corporation
1,270,000	2.950%, 11/29/2020	1,231,900
1,100,000	4.125%, 1/15/2022	1,090,375
1,100,000	4.500%, 4/30/2024	1,067,000
	Live Nation Entertainment, Inc.
720,000	4.875%, 11/1/2024[i]	710,100
	Macy’s Retail Holdings, Inc.
300,000	3.875%, 1/15/2022	298,296
475,000	2.875%, 2/15/2023[h]	447,022
1,100,000	6.790%, 7/15/2027	1,186,377
725,000	6.700%, 9/15/2028	769,493
	Mattamy Group Corporation
360,000	6.500%, 10/1/2025[i]	351,000
	McDonald’s Corporation
1,825,000	4.450%, 3/1/2047	1,832,123
	MGM Growth Properties Operating Partnership, LP
360,000	4.500%, 9/1/2026	339,304
	Scientific Games International, Inc.
360,000	5.000%, 10/15/2025[i]	346,493
	Six Flags Entertainment Corporation
360,000	4.875%, 7/31/2024[i]	352,350
	Visa, Inc.
1,640,000	3.150%, 12/14/2025	1,594,180
	Yum! Brands, Inc.
360,000	5.000%, 6/1/2024[i]	356,400

	Total	34,419,490

Consumer Non-Cyclical (10.3%)
	Abbott Laboratories
2,880,000	3.750%, 11/30/2026	2,859,376
810,000	4.750%, 11/30/2036	870,004
1,500,000	6.000%, 4/1/2039	1,791,568
1,080,000	4.900%, 11/30/2046	1,188,539
	AbbVie, Inc.
2,540,000	3.200%, 5/14/2026	2,381,671
1,850,000	4.500%, 5/14/2035	1,822,410
	Albertsons Companies, LLC
360,000	6.625%, 6/15/2024	344,700
	Anheuser-Busch InBev Finance, Inc.
3,700,000	3.650%, 2/1/2026	3,635,791
1,790,000	4.700%, 2/1/2036	1,838,448
	Anheuser-Busch InBev Worldwide, Inc.
725,000	3.500%, 1/12/2024	722,444
2,175,000	4.000%, 4/13/2028	2,175,281
2,900,000	4.600%, 4/15/2048	2,915,629

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Consumer Non-Cyclical (10.3%) - continued
	BAT Capital Corporation
$540,000	2.297%, 8/14/2020[i]	$529,573
1,800,000	3.222%, 8/15/2024[i]	1,719,342
	Baxalta, Inc.
2,925,000	4.000%, 6/23/2025	2,863,690
	Bayer U.S. Finance II, LLC
720,000	4.250%, 12/15/2025[i]	728,307
2,520,000	4.875%, 6/25/2048[i]	2,603,061
	Becton, Dickinson and Company
1,550,000	3.209%, (LIBOR 3M + 0.875%), 12/29/2020[b]	1,551,318
1,880,000	3.125%, 11/8/2021	1,851,890
1,080,000	3.363%, 6/6/2024	1,042,147
1,080,000	3.734%, 12/15/2024	1,058,918
2,150,000	3.700%, 6/6/2027	2,063,967
	Boston Scientific Corporation
1,340,000	3.375%, 5/15/2022	1,324,736
	Bunge, Ltd. Finance Corporation
1,470,000	8.500%, 6/15/2019	1,538,291
1,080,000	3.500%, 11/24/2020	1,075,610
	Campbell Soup Company
1,800,000	3.950%, 3/15/2025	1,750,986
	Cardinal Health, Inc.
720,000	3.079%, 6/15/2024	679,679
	Celgene Corporation
1,090,000	3.250%, 8/15/2022	1,070,991
	Constellation Brands, Inc.
360,000	3.500%, 5/9/2027	340,257
	CVS Health Corporation
1,130,000	4.750%, 12/1/2022	1,170,737
1,825,000	4.100%, 3/25/2025	1,821,083
900,000	3.875%, 7/20/2025	887,358
3,000,000	4.780%, 3/25/2038	3,018,920
	Forest Laboratories, Inc.
1,450,000	5.000%, 12/15/2021[i]	1,498,733
	H. J. Heinz Company
1,140,000	5.200%, 7/15/2045	1,128,654
	HCA, Inc.
360,000	4.750%, 5/1/2023	364,680
	Imperial Tobacco Finance plc
1,310,000	3.750%, 7/21/2022[i]	1,299,970
	JBS USA, LLC
370,000	7.250%, 6/1/2021[i]	372,313
	Kellogg Company
1,450,000	3.125%, 5/17/2022	1,424,334
	Kraft Heinz Foods Company
720,000	3.000%, 6/1/2026	658,515
	Kroger Company
1,800,000	2.650%, 10/15/2026[h]	1,604,494
	Mallinckrodt International Finance SA
360,000	5.625%, 10/15/2023[h,i]	310,050
	Maple Escrow Subsidiary, Inc.
750,000	3.551%, 5/25/2021[i]	752,177
1,450,000	4.417%, 5/25/2025[i]	1,474,391
	Mylan, Inc.
1,080,000	3.125%, 1/15/2023[i]	1,036,002
1,260,000	4.550%, 4/15/2028[i]	1,242,427
	Newell Rubbermaid, Inc.
1,550,000	3.850%, 4/1/2023	1,520,229
	Pernod Ricard SA
2,370,000	5.750%, 4/7/2021[i]	2,500,133
	Post Holdings, Inc.
540,000	5.750%, 3/1/2027[i]	526,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
53

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Consumer Non-Cyclical (10.3%) - continued
	Reckitt Benckiser Treasury Services plc
$1,620,000	2.750%, 6/26/2024[i]	$1,535,214
	Reynolds American, Inc.
940,000	5.850%, 8/15/2045	1,056,861
	Shire Acquisitions Investments Ireland Designated Activity Company
1,800,000	2.875%, 9/23/2023	1,700,366
	Smithfield Foods, Inc.
4,500,000	2.650%, 10/3/2021[i]	4,285,845
	Teva Pharmaceutical Finance Netherlands III BV
1,850,000	6.000%, 4/15/2024	1,914,225
	Thermo Fisher Scientific, Inc.
2,170,000	3.000%, 4/15/2023	2,104,580
720,000	2.950%, 9/19/2026	667,502
	Tyson Foods, Inc.
720,000	3.550%, 6/2/2027	685,208
	Valeant Pharmaceuticals International, Inc.
360,000	5.875%, 5/15/2023[i]	345,780
	VPII Escrow Corporation
360,000	7.500%, 7/15/2021[i]	367,245

	Total	85,613,150

Energy (10.4%)
	Anadarko Petroleum Corporation
1,800,000	5.550%, 3/15/2026	1,944,667
	Andeavor Logistics, LP
1,450,000	3.500%, 12/1/2022	1,425,051
	BP Capital Markets plc
1,510,000	3.814%, 2/10/2024	1,527,296
910,000	3.119%, 5/4/2026	872,816
1,440,000	3.017%, 1/16/2027	1,366,185
	California Resources Corporation
360,000	8.000%, 12/15/2022[h,i]	322,200
	Canadian Natural Resources, Ltd.
900,000	3.850%, 6/1/2027	877,450
900,000	6.250%, 3/15/2038	1,063,379
	Cenovus Energy, Inc.
1,800,000	6.750%, 11/15/2039	2,067,775
	Centennial Resource Production, LLC
360,000	5.375%, 1/15/2026[i]	349,650
	Cheniere Corpus Christi Holdings, LLC
540,000	5.125%, 6/30/2027	541,350
	Continental Resources, Inc.
1,800,000	4.375%, 1/15/2028	1,794,601
	Diamondback Energy, Inc.
710,000	4.750%, 11/1/2024	688,700
	El Paso Pipeline Partners Operating Company, LLC
1,650,000	5.000%, 10/1/2021	1,713,079
720,000	4.700%, 11/1/2042	670,413
	Enbridge Energy Partners, LP
1,450,000	5.200%, 3/15/2020	1,488,433
1,080,000	7.375%, 10/15/2045	1,398,668
	Enbridge, Inc.
900,000	3.700%, 7/15/2027	870,661
	Energy Transfer Equity, LP
565,000	5.500%, 6/1/2027	579,125
	Energy Transfer Partners, LP
2,520,000	4.200%, 4/15/2027	2,443,846
1,800,000	6.000%, 6/15/2048	1,882,189

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Energy (10.4%) - continued
	EnLink Midstream Partners, LP
$720,000	4.150%, 6/1/2025	$674,100
540,000	4.850%, 7/15/2026	519,184
	Enterprise Products Operating, LLC
1,010,000	3.700%, 2/15/2026	996,152
1,800,000	4.875%, 8/16/2077[b]	1,723,500
	EQT Corporation
720,000	3.000%, 10/1/2022	692,651
2,600,000	3.900%, 10/1/2027	2,455,873
	EQT Midstream Partners, LP
1,550,000	4.750%, 7/15/2023	1,556,347
	Hess Corporation
451,000	3.500%, 7/15/2024	429,129
1,800,000	7.300%, 8/15/2031	2,104,434
	Kerr-McGee Corporation
1,800,000	6.950%, 7/1/2024	2,051,913
	Kinder Morgan, Inc.
720,000	5.000%, 2/15/2021[i]	744,206
1,825,000	5.200%, 3/1/2048	1,846,137
	Marathon Oil Corporation
1,800,000	4.400%, 7/15/2027	1,809,810
	Marathon Petroleum Corporation
1,780,000	6.500%, 3/1/2041	2,092,478
	MPLX, LP
1,450,000	4.875%, 6/1/2025	1,506,698
1,080,000	5.200%, 3/1/2047	1,093,009
	Murphy Oil Corporation
360,000	5.750%, 8/15/2025	360,907
	Nabors Industries, Inc.
360,000	5.750%, 2/1/2025[i]	341,100
	NiSource Finance Corporation
1,080,000	4.375%, 5/15/2047	1,083,685
	Noble Energy, Inc.
1,800,000	6.000%, 3/1/2041	1,998,360
720,000	5.050%, 11/15/2044	727,810
	ONEOK Partners, LP
2,000,000	3.800%, 3/15/2020	2,008,361
	ONEOK, Inc.
1,800,000	4.550%, 7/15/2028	1,837,343
	Petrobras Global Finance BV
2,520,000	5.299%, 1/27/2025[i]	2,412,900
	Petroleos Mexicanos
540,000	5.375%, 3/13/2022	553,230
1,080,000	4.625%, 9/21/2023	1,068,120
	Phillips 66
1,050,000	3.900%, 3/15/2028	1,035,390
	Plains All American Pipeline, LP
1,550,000	5.000%, 2/1/2021	1,591,299
1,800,000	3.650%, 6/1/2022	1,772,478
	Precision Drilling Corporation
360,000	7.125%, 1/15/2026[i]	369,450
	Regency Energy Partners, LP
2,360,000	5.000%, 10/1/2022	2,431,083
	Rowan Companies, Inc.
360,000	4.875%, 6/1/2022	337,050
	Sabine Pass Liquefaction, LLC
1,090,000	5.750%, 5/15/2024	1,172,480
	Schlumberger Holdings Corporation
1,080,000	4.000%, 12/21/2025[i]	1,081,394
	Sempra Energy
1,800,000	3.250%, 6/15/2027	1,680,837
	SM Energy Company
720,000	5.000%, 1/15/2024	693,000
	Southwestern Energy Company
360,000	7.750%, 10/1/2027	376,425

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
54

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Energy (10.4%) - continued
	Suncor Energy, Inc.
$1,080,000	3.600%, 12/1/2024	$1,065,478
	Sunoco Logistics Partners Operations, LP
1,800,000	3.450%, 1/15/2023	1,756,944
	Sunoco, LP
360,000	5.500%, 2/15/2026[i]	342,450
	Tallgrass Energy Partners, LP
360,000	5.500%, 1/15/2028[i]	360,900
	Tesoro Corporation
1,440,000	4.750%, 12/15/2023	1,490,417
	Tesoro Logistics, LP
1,120,000	5.500%, 10/15/2019	1,144,942
	TransCanada Trust
720,000	5.300%, 3/15/2077[b]	692,640
	Transocean, Inc.
360,000	7.500%, 1/15/2026[i]	368,100
	Williams Companies, Inc.
1,800,000	7.500%, 1/15/2031	2,169,000
	Williams Partners, LP
1,070,000	4.500%, 11/15/2023	1,092,391
900,000	3.750%, 6/15/2027	867,834
	Woodside Finance, Ltd.
1,870,000	3.650%, 3/5/2025[i]	1,807,126

	Total	86,274,079

Financials (27.1%)
	Aegon NV
1,400,000	3.021%, (USISDA 10Y + 0.100%), 10/15/2018[b,j]	1,066,828
	AerCap Ireland Capital, Ltd.
1,800,000	5.000%, 10/1/2021	1,852,179
540,000	3.950%, 2/1/2022	538,623
	Aflac, Inc.
1,440,000	4.000%, 10/15/2046	1,350,126
	Air Lease Corporation
1,490,000	3.750%, 2/1/2022	1,491,013
740,000	4.250%, 9/15/2024	738,536
	Aircastle, Ltd.
2,150,000	5.000%, 4/1/2023	2,191,925
	Ally Financial, Inc.
360,000	4.125%, 2/13/2022	356,400
	American International Group, Inc.
1,800,000	4.200%, 4/1/2028	1,796,114
1,370,000	4.500%, 7/16/2044	1,309,729
	Ares Capital Corporation
1,810,000	4.875%, 11/30/2018	1,821,631
1,850,000	3.875%, 1/15/2020	1,853,288
	Associated Banc-Corporation
1,850,000	4.250%, 1/15/2025	1,843,836
	Athene Holding, Ltd.
2,500,000	4.125%, 1/12/2028	2,335,989
	Australia and New Zealand Banking Group, Ltd.
720,000	6.750%, 6/15/2026[b,h,i,j]	749,700
	Avolon Holdings, Ltd.
360,000	5.500%, 1/15/2023[i]	358,200
	AXA SA
1,420,000	8.600%, 12/15/2030	1,804,110
	Banco Bilbao Vizcaya Argentaria SA
2,200,000	6.125%, 11/16/2027[b,h,j]	2,024,000
	Banco Santander SA
1,000,000	6.375%, 5/19/2019[b,j]	1,002,540
1,200,000	4.379%, 4/12/2028	1,171,042

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Financials (27.1%) - continued
	Bank of America Corporation
$1,080,000	2.328%, 10/1/2021[b]	$1,056,015
1,100,000	3.499%, 5/17/2022[b]	1,098,823
1,857,000	3.004%, 12/20/2023[b]	1,801,996
1,670,000	4.200%, 8/26/2024	1,677,974
1,640,000	6.500%, 10/23/2024[b,h,j]	1,758,900
1,800,000	4.000%, 1/22/2025	1,778,055
1,250,000	3.950%, 4/21/2025	1,227,170
730,000	3.875%, 8/1/2025	728,266
1,800,000	3.093%, 10/1/2025[b]	1,716,523
730,000	6.300%, 3/10/2026[b,j]	777,450
1,800,000	3.705%, 4/24/2028[b]	1,733,490
1,450,000	4.271%, 7/23/2029[b]	1,455,249
1,890,000	4.750%, 4/21/2045	1,915,808
	Bank of Montreal
1,100,000	2.797%, (LIBOR 3M + 0.460%), 4/13/2021[b]	1,104,519
	Bank of Nova Scotia
1,800,000	3.125%, 4/20/2021	1,789,964
	Barclays Bank plc
1,090,000	10.179%, 6/12/2021[i]	1,254,635
	Barclays plc
1,600,000	4.338%, 5/16/2024[b]	1,587,188
720,000	4.836%, 5/9/2028	686,468
	Boston Properties, LP
1,800,000	2.750%, 10/1/2026	1,629,308
	BPCE SA
1,080,000	3.000%, 5/22/2022[i]	1,047,084
735,000	5.700%, 10/22/2023[i]	768,826
810,000	5.150%, 7/21/2024[i]	826,691
	Capital One Financial Corporation
2,200,000	3.450%, 4/30/2021	2,194,531
1,810,000	4.200%, 10/29/2025	1,774,532
	Centene Escrow Corporation
360,000	6.125%, 2/15/2024	378,900
	CIT Group, Inc.
180,000	4.125%, 3/9/2021	179,775
180,000	5.250%, 3/7/2025	184,050
	Citigroup, Inc.
1,100,000	3.142%, 1/24/2023[b]	1,077,660
1,440,000	3.730%, (LIBOR 3M + 1.430%), 9/1/2023[b]	1,477,422
2,630,000	4.400%, 6/10/2025	2,625,461
1,695,000	5.500%, 9/13/2025	1,802,506
1,090,000	3.700%, 1/12/2026	1,059,892
1,510,000	4.450%, 9/29/2027	1,491,923
1,440,000	3.887%, 1/10/2028[b]	1,397,638
1,450,000	4.650%, 7/23/2048	1,473,697
	Citizens Bank NA
1,440,000	2.550%, 5/13/2021	1,402,321
720,000	2.650%, 5/26/2022	694,296
	Citizens Financial Group, Inc.
720,000	2.375%, 7/28/2021	694,117
	CNA Financial Corporation
1,130,000	7.250%, 11/15/2023	1,287,513
	Commerzbank AG
1,800,000	8.125%, 9/19/2023[i]	2,060,806
	Compass Bank
925,000	2.750%, 9/29/2019	919,693
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
710,000	11.000%, 6/30/2019[b,i,j]	754,020
	CoreStates Capital III
1,360,000	2.913%, (LIBOR 3M + 0.570%), 2/15/2027[b,i]	1,264,800

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
55

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Financials (27.1%) - continued
	Credit Agricole SA
$720,000	3.375%, 1/10/2022[i]	$707,722
1,430,000	8.125%, 12/23/2025[b,i,j]	1,569,425
	Credit Suisse Group AG
1,800,000	3.574%, 1/9/2023[i]	1,772,913
1,500,000	7.500%, 7/17/2023[b,i,j]	1,546,500
	Credit Suisse Group Funding, Ltd.
1,810,000	3.125%, 12/10/2020	1,794,161
2,600,000	3.750%, 3/26/2025	2,518,743
	DDR Corporation
1,825,000	4.625%, 7/15/2022	1,868,500
	Deutsche Bank AG
1,440,000	2.700%, 7/13/2020	1,407,070
2,200,000	4.875%, 12/1/2032[b]	1,944,514
	Digital Realty Trust, LP
1,550,000	2.750%, 2/1/2023	1,478,914
	Discover Bank
2,900,000	3.100%, 6/4/2020	2,886,672
	Discover Bank of Greenwood Delaware
865,000	4.200%, 8/8/2023	872,140
900,000	4.250%, 3/13/2026	879,391
	Duke Realty, LP
1,780,000	3.875%, 10/15/2022	1,790,182
	Five Corners Funding Trust
2,890,000	4.419%, 11/15/2023[i]	2,972,690
	Goldman Sachs Group, Inc.
1,750,000	5.250%, 7/27/2021	1,833,405
1,150,000	2.876%, 10/31/2022[b]	1,118,822
1,080,000	2.908%, 6/5/2023[b]	1,044,983
810,000	4.000%, 3/3/2024	815,081
2,550,000	3.850%, 7/8/2024	2,534,248
1,510,000	4.250%, 10/21/2025	1,500,419
1,080,000	5.300%, 11/10/2026[b,j]	1,063,800
1,440,000	3.500%, 11/16/2026	1,367,143
2,240,000	5.150%, 5/22/2045	2,323,295
	Hartford Financial Services Group, Inc.
1,770,000	5.125%, 4/15/2022	1,865,704
	HCP, Inc.
1,600,000	4.250%, 11/15/2023	1,602,471
	Host Hotels & Resorts, LP
760,000	4.000%, 6/15/2025	737,317
	HSBC Holdings plc
720,000	6.875%, 6/1/2021[b,j]	757,800
1,800,000	3.326%, (LIBOR 3M + 1.000%), 5/18/2024[b]	1,802,126
1,440,000	4.300%, 3/8/2026	1,455,346
900,000	6.000%, 5/22/2027[b,j]	872,100
1,080,000	4.041%, 3/13/2028[b]	1,061,056
	Huntington Bancshares, Inc.
1,650,000	7.000%, 12/15/2020	1,774,842
	Icahn Enterprises, LP
360,000	6.375%, 12/15/2025	361,800
	ILFC E-Capital Trust II
1,270,000	4.820%, (H15T30Y + 1.800%), 12/21/2065[b,i]	1,155,700
	ING Groep NV
1,080,000	3.950%, 3/29/2027	1,063,067
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,532,323
	Intesa Sanpaolo SPA
1,825,000	3.125%, 7/14/2022[i]	1,700,923

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Financials (27.1%) - continued
	J.P. Morgan Chase & Company
$720,000	2.295%, 8/15/2021	$698,170
1,500,000	2.972%, 1/15/2023	1,460,700
1,440,000	6.000%, 8/1/2023[b,j]	1,487,995
1,810,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	1,848,553
730,000	6.750%, 2/1/2024[b,j]	797,525
2,200,000	3.900%, 7/15/2025	2,198,214
1,800,000	2.950%, 10/1/2026	1,678,222
1,400,000	3.882%, 7/24/2038[b]	1,318,578
1,850,000	5.500%, 10/15/2040	2,104,925
	Kilroy Realty, LP
1,450,000	4.250%, 8/15/2029	1,413,870
	Kimco Realty Corporation
2,900,000	3.300%, 2/1/2025	2,752,319
	Liberty Mutual Group, Inc.
1,065,000	4.950%, 5/1/2022[i]	1,108,170
1,090,000	4.850%, 8/1/2044[i]	1,086,854
	Liberty Property, LP
1,125,000	4.750%, 10/1/2020	1,151,576
	Lincoln National Corporation
1,850,000	4.000%, 9/1/2023	1,869,963
	Lloyds Bank plc
1,090,000	4.650%, 3/24/2026	1,080,998
	Lloyds Banking Group plc
2,200,000	4.375%, 3/22/2028	2,171,917
	Macquarie Bank, Ltd.
540,000	6.125%, 3/8/2027[b,i,j]	492,750
	MetLife Capital Trust IV
300,000	7.875%, 12/15/2037[i]	372,399
	MetLife, Inc.
750,000	9.250%, 4/8/2038[i]	1,020,000
	Mitsubishi UFJ Financial Group, Inc.
1,050,000	3.455%, 3/2/2023	1,037,661
	Mizuho Financial Group, Inc.
1,440,000	3.663%, 2/28/2027	1,393,050
	Morgan Stanley
1,600,000	5.500%, 1/26/2020	1,652,973
1,450,000	2.500%, 4/21/2021	1,415,910
1,440,000	2.625%, 11/17/2021	1,401,131
1,795,000	4.875%, 11/1/2022	1,861,002
1,810,000	3.742%, (LIBOR 3M + 1.400%), 10/24/2023[b]	1,857,704
1,130,000	4.000%, 7/23/2025	1,129,840
720,000	3.125%, 7/27/2026	671,920
1,490,000	4.350%, 9/8/2026	1,481,511
930,000	4.300%, 1/27/2045	907,092
	MPT Operating Partnership, LP
360,000	5.000%, 10/15/2027	348,300
	Nationwide Building Society
1,510,000	3.900%, 7/21/2025[i]	1,501,003
1,080,000	4.000%, 9/14/2026[i]	1,021,927
	Nordea Bank AB
1,110,000	5.500%, 9/23/2019[b,i,j]	1,111,387
	Peachtree Corners Funding Trust
1,700,000	3.976%, 2/15/2025[i]	1,645,397
	Preferred Term Securities XXIII, Ltd.
1,223,137	2.541%, (LIBOR 3M + 0.200%), 12/22/2036*,b	1,154,284
	Prudential Financial, Inc.
1,133,000	3.935%, 12/7/2049	1,040,137
	Realty Income Corporation
2,170,000	3.875%, 7/15/2024	2,153,502
	Regency Centers, LP
1,440,000	3.600%, 2/1/2027	1,368,946

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
56

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Financials (27.1%) - continued
	Reinsurance Group of America, Inc.
$1,070,000	6.450%, 11/15/2019	$1,112,314
	Royal Bank of Scotland Group plc
1,510,000	7.500%, 8/10/2020[b,j]	1,559,075
1,080,000	8.625%, 8/15/2021[b,j]	1,165,428
1,440,000	3.498%, 5/15/2023[b]	1,403,779
1,440,000	3.875%, 9/12/2023	1,410,853
	Santander UK Group Holdings plc
1,500,000	4.750%, 9/15/2025[i]	1,479,601
	Santander UK plc
800,000	3.125%, 1/8/2021	789,667
	State Street Capital Trust IV
1,080,000	3.341%, (LIBOR 3M + 1.000%), 6/15/2047[b]	968,587
	SunTrust Banks, Inc.
1,090,000	2.900%, 3/3/2021	1,077,563
	UBS Group Funding Jersey, Ltd.
900,000	2.650%, 2/1/2022[i]	869,326
1,510,000	4.125%, 9/24/2025[i]	1,510,633
	UBS Group Funding Switzerland AG
1,440,000	4.253%, 3/23/2028[i]	1,440,804
	UnionBanCal Corporation
1,420,000	3.500%, 6/18/2022	1,415,003
	UnitedHealth Group, Inc.
1,800,000	2.950%, 10/15/2027	1,692,190
760,000	4.750%, 7/15/2045	826,098
	USB Realty Corporation
1,100,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,i,j]	981,970
	Ventas Realty, LP
720,000	3.500%, 2/1/2025	690,227
1,080,000	3.850%, 4/1/2027	1,036,505
1,800,000	4.000%, 3/1/2028	1,739,731
	Wells Fargo & Company
1,840,000	5.875%, 6/15/2025[b,j]	1,924,640
1,440,000	3.000%, 4/22/2026	1,344,797
2,890,000	3.000%, 10/23/2026	2,684,655
	Welltower, Inc.
550,000	4.950%, 1/15/2021	564,782
1,300,000	4.000%, 6/1/2025	1,279,732

	Total	225,861,407

Foreign Government (2.3%)
	Argentina Government International Bond
1,850,000	5.625%, 1/26/2022	1,756,575
1,825,000	7.500%, 4/22/2026	1,731,030
1,080,000	6.875%, 1/26/2027	981,191
	Bahrain Government International Bond
2,900,000	7.000%, 10/12/2028[i]	2,704,250
	Dominican Republic Government International Bond
550,000	6.000%, 7/19/2028[i]	555,500
	Mexico Government International Bond
2,200,000	4.600%, 1/23/2046	2,018,500
	Qatar Government International Bond
1,000,000	3.875%, 4/23/2023[i]	1,003,700
1,100,000	4.500%, 4/23/2028[i]	1,122,088
1,500,000	5.103%, 4/23/2048[i]	1,531,920
	Saudi Arabia Government International Bond
1,800,000	4.000%, 4/17/2025[i]	1,798,697

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Foreign Government (2.3%) - continued
$750,000	4.500%, 4/17/2030[i]	$756,255
	South Africa Government International Bond
2,200,000	5.875%, 9/16/2025	2,293,192
1,100,000	5.875%, 6/22/2030	1,112,056

	Total	19,364,954

Mortgage-Backed Securities (4.4%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
5,525,000	4.000%, 8/1/2048[d]	5,608,940
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,425,000	3.500%, 8/1/2033[d]	2,446,266
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
11,750,000	3.500%, 8/1/2048[d]	11,645,111
6,900,000	4.000%, 8/1/2048[d]	7,009,699
6,910,000	4.500%, 8/1/2048[d]	7,168,203
2,250,000	5.000%, 9/1/2048[d]	2,372,959

	Total	36,251,178

Technology (4.0%)
	Apple, Inc.
2,550,000	3.250%, 2/23/2026	2,503,853
1,800,000	4.500%, 2/23/2036	1,959,005
1,080,000	3.750%, 9/12/2047	1,029,059
	Applied Materials, Inc.
720,000	3.300%, 4/1/2027	701,692
	Broadcom Corporation
900,000	3.625%, 1/15/2024	866,958
1,450,000	3.875%, 1/15/2027	1,358,203
1,070,000	3.500%, 1/15/2028	967,786
	Diamond 1 Finance Corporation
1,440,000	4.420%, 6/15/2021[i]	1,461,989
1,080,000	5.450%, 6/15/2023[i]	1,133,819
2,200,000	6.020%, 6/15/2026[i]	2,322,976
	DXC Technology Company
1,440,000	4.750%, 4/15/2027	1,449,007
	Harland Clarke Holdings Corporation
360,000	8.375%, 8/15/2022[i]	344,232
	Hewlett Packard Enterprise Company
900,000	2.100%, 10/4/2019[i]	889,168
1,440,000	4.400%, 10/15/2022	1,474,022
	Intel Corporation
1,630,000	4.100%, 5/19/2046	1,646,090
	Iron Mountain, Inc.
720,000	5.250%, 3/15/2028[i]	666,000
	Marvell Technology Group, Ltd.
900,000	4.200%, 6/22/2023	898,364
1,100,000	4.875%, 6/22/2028	1,112,413
	Microsoft Corporation
1,440,000	3.450%, 8/8/2036	1,389,848
1,080,000	4.250%, 2/6/2047	1,151,959
	Oracle Corporation
1,800,000	4.300%, 7/8/2034	1,870,319
1,800,000	4.000%, 7/15/2046	1,754,586
	Sensata Technologies BV
360,000	4.875%, 10/15/2023[i]	362,700
	Texas Instruments, Inc.
1,800,000	4.150%, 5/15/2048	1,849,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
57

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Technology (4.0%) - continued
	VMware, Inc.
$1,620,000	2.300%, 8/21/2020	$1,584,903
	Western Digital Corporation
540,000	4.750%, 2/15/2026	530,887

	Total	33,279,629

Transportation (0.6%)
	Burlington Northern Santa Fe, LLC
1,500,000	4.700%, 9/1/2045	1,604,431
1,800,000	4.050%, 6/15/2048	1,799,431
	Delta Air Lines, Inc.
438,746	4.950%, 11/23/2020	442,826
	United Airlines Pass Through Trust
780,137	3.750%, 9/3/2026	774,528
	XPO Logistics, Inc.
360,000	6.125%, 9/1/2023[i]	369,900

	Total	4,991,116

U.S. Government and Agencies (4.1%)
	U.S. Treasury Bonds
3,600,000	2.250%, 11/15/2027	3,393,281
6,000,000	2.750%, 2/15/2028	5,894,766
4,500,000	2.875%, 5/15/2028	4,467,832
17,400,000	2.750%, 11/15/2047	16,289,391
	U.S. Treasury Notes
3,870,000	2.125%, 12/31/2022	3,756,470

	Total	33,801,740

Utilities (7.0%)
	AEP Transmission Company, LLC
2,520,000	3.100%, 12/1/2026	2,417,333
	AES Corporation
360,000	5.500%, 4/15/2025	366,300
	American Electric Power Company, Inc.
1,435,000	2.950%, 12/15/2022	1,396,150
	Baltimore Gas and Electric Company
1,440,000	2.400%, 8/15/2026	1,306,242
	Berkshire Hathaway Energy Company
2,525,000	4.450%, 1/15/2049[i]	2,558,629
	Calpine Corporation
360,000	5.875%, 1/15/2024[i]	361,800
	CenterPoint Energy, Inc.
2,340,000	2.500%, 9/1/2022	2,248,600
	CMS Energy Corporation
1,440,000	3.450%, 8/15/2027	1,373,612
	Consolidated Edison Company of New York, Inc.
720,000	2.900%, 12/1/2026	675,305
	Covanta Holding Corporation
360,000	5.875%, 7/1/2025	351,900
	DTE Electric Company
1,100,000	4.050%, 5/15/2048	1,095,739
	Duke Energy Corporation
2,160,000	2.650%, 9/1/2026	1,961,798
2,160,000	3.150%, 8/15/2027	2,021,521
1,800,000	3.750%, 9/1/2046	1,623,325
	Electricite de France SA
1,800,000	5.250%, 1/29/2023[b,i,j]	1,784,250
	Exelon Corporation
900,000	3.497%, 6/1/2022	890,712
1,880,000	3.950%, 6/15/2025	1,872,491
1,090,000	3.400%, 4/15/2026	1,042,302
	Exelon Generation Company, LLC
1,440,000	4.250%, 6/15/2022	1,470,182

Principal Amount	Long-Term Fixed Income (92.1%)	Value
Utilities (7.0%) - continued
	FirstEnergy Corporation
$720,000	3.900%, 7/15/2027	$701,941
700,000	4.850%, 7/15/2047	719,535
	FirstEnergy Transmission, LLC
1,850,000	5.450%, 7/15/2044[i]	2,045,014
	ITC Holdings Corporation
2,920,000	4.050%, 7/1/2023	2,922,313
	Kinder Morgan Energy Partners, LP
1,825,000	5.000%, 8/15/2042	1,764,264
	Nevada Power Company
1,700,000	6.750%, 7/1/2037	2,209,171
	Oncor Electric Delivery Company, LLC
1,510,000	3.750%, 4/1/2045	1,443,991
	Pacific Gas and Electric Company
730,000	2.950%, 3/1/2026	659,219
	Pennsylvania Electric Company
2,300,000	5.200%, 4/1/2020	2,350,529
	PPL Capital Funding, Inc.
1,795,000	3.500%, 12/1/2022	1,780,583
1,810,000	3.950%, 3/15/2024	1,810,631
	San Diego Gas and Electric Company
1,800,000	4.150%, 5/15/2048	1,769,754
	South Carolina Electric & Gas Company
2,150,000	5.100%, 6/1/2065	2,200,430
	Southern California Edison Company
3,150,000	4.125%, 3/1/2048	3,057,978
	Southern Company
4,370,000	3.250%, 7/1/2026	4,147,147
1,080,000	5.500%, 3/15/2057[b]	1,117,166
	TerraForm Power Operating, LLC
360,000	5.000%, 1/31/2028[i]	338,850

	Total	57,856,707

	Total Long-Term Fixed Income (cost $774,475,575)	765,573,554

Shares	Registered Investment Companies (0.9%)	Value
Fixed Income Funds/Exchange Traded Funds (0.9%)
67,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	7,307,020

	Total	7,307,020

	Total Registered Investment Companies (cost $7,281,540)	7,307,020

Shares	Preferred Stock (0.3%)	Value
Financials (0.3%)
12,500	CoBank ACB, 6.250%[b,j]	1,313,875
51,800	Morgan Stanley, 7.125%[b,h,j]	1,454,026

	Total	2,767,901

	Total Preferred Stock (cost $2,543,644)	2,767,901

Shares	Collateral Held for Securities Loaned (1.3%)	Value
10,819,616	Thrivent Cash Management Trust	10,819,616

	Total Collateral Held for Securities Loaned (cost $10,819,616)	10,819,616

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
58

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (8.3%)	Value
	Federal Home Loan Bank Discount Notes
500,000	1.930%, 10/10/2018[k,l]	$498,055
	Thrivent Core Short-Term Reserve Fund
6,869,195	2.320%	68,691,954

	Total Short-Term Investments (cost $69,190,077)	69,190,009

	Total Investments (cost $883,338,244) 105.2%	$874,544,875

	Other Assets and Liabilities, Net (5.2%)	(43,244,358)

	Total Net Assets 100.0%	$831,300,517

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	All or a portion of the loan is unfunded.
d	Denotes investments purchased on a when-issued or delayed delivery basis.
e	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
f	All or a portion of the security is insured or guaranteed.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
h	All or a portion of the security is on loan.
i

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $129,597,065 or 15.6% of total net assets.

j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income Fund as of July 31, 2018 was $16,327,035 or 2.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
Babson CLO, Ltd., 10/17/2026	3/10/2017	$1,750,000
Babson CLO, Ltd., 7/20/2029	5/18/2018	2,100,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	1,800,000
Digicel, Ltd., 4/15/2021	9/26/2017	355,773
Magnetite XII, Ltd., 4/15/2027	11/17/2016	1,800,000
Octagon Investment Partners XVI, Ltd., 7/17/2030	6/15/2018	1,400,000
PPM CLO, Ltd., 7/15/2031	7/2/2018	1,198,560
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	1,223,137
Shackleton CLO, Ltd., 7/15/2031	7/12/2018	1,200,000
Sound Point CLO X, Ltd., 1/20/2028	6/5/2018	1,800,000
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	1,800,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of July 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$10,317,086
Preferred Stock	157,192

Total lending	$10,474,278
Gross amount payable upon return of collateral for securities loaned	$10,819,616

Net amounts due to counterparty	$345,338

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
Ser.	-	Series

Reference Rate Index:

H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
USISDA 10Y	-	ICE Swap USD Rate 10 Year

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
59

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	585,854	–	585,854	–
Capital Goods	1,861,373	–	1,861,373	–
Communications Services	6,083,979	–	6,083,979	–
Consumer Cyclical	2,102,032	–	1,912,507	189,525
Consumer Non-Cyclical	4,180,130	–	4,180,130	–
Energy	429,563	–	429,563	–
Financials	1,667,328	–	1,667,328	–
Technology	1,519,977	–	1,519,977	–
Transportation	456,539	–	456,539	–
Long-Term Fixed Income
Asset-Backed Securities	19,190,024	–	17,990,024	1,200,000
Basic Materials	38,788,461	–	38,788,461	–
Capital Goods	19,646,973	–	19,646,973	–
Collateralized Mortgage Obligations	1,803,969	–	1,803,969	–
Communications Services	68,430,677	–	68,430,677	–
Consumer Cyclical	34,419,490	–	34,419,490	–
Consumer Non-Cyclical	85,613,150	–	85,613,150	–
Energy	86,274,079	–	86,274,079	–
Financials	225,861,407	–	225,861,407	–
Foreign Government	19,364,954	–	19,364,954	–
Mortgage-Backed Securities	36,251,178	–	36,251,178	–
Technology	33,279,629	–	33,279,629	–
Transportation	4,991,116	–	4,991,116	–
U.S. Government and Agencies	33,801,740	–	33,801,740	–
Utilities	57,856,707	–	57,856,707	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	7,307,020	7,307,020	–	–
Preferred Stock
Financials	2,767,901	1,454,026	1,313,875	–
Short-Term Investments	498,055	–	498,055	–
Subtotal Investments in Securities	$795,033,305	$8,761,046	$784,882,734	$1,389,525

Other Investments *	Total
Short-Term Investments	68,691,954
Collateral Held for Securities Loaned	10,819,616
Subtotal Other Investments	$79,511,570
Total Investments at Value	$874,544,875

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	261,286	261,286	–	–
Total Asset Derivatives	$261,286	$261,286	$–	$–

Liability Derivatives
Futures Contracts	235,586	235,586	–	–
Total Liability Derivatives	$235,586	$235,586	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
60

INCOME FUND

Schedule of Investments as of July 31, 2018

(unaudited)

The following table presents Income Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $498,056 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	104	September 2018	$14,607,464	$261,286
Total Futures Long Contracts			$14,607,464	$261,286

CBOT 10-Yr. U.S. Treasury Note	(400)	September 2018	($47,570,596)	($198,156)
CBOT 5-Yr. U.S. Treasury Note	(247)	September 2018	(27,904,445)	(37,430)
Total Futures Short Contracts			($75,475,041)	($235,586)
Total Futures Contracts			($60,867,577)	$25,700

Reference Description:

CBOT	-	Chicago Board of Trade

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Income Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$42,410	$225,679	$199,397	6,869	$68,692	8.3%
Total Affiliated Short-Term Investments	42,410				68,692	8.3

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	19,443	65,024	73,647	10,820	10,820	1.3
Total Collateral Held for Securities Loaned	19,443				10,820	1.3
Total Value	$61,853				$79,512

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017- 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$1	$729
Total Income from Affiliated Investments				$729

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	52
Total Affiliated Income from Securities Loaned, Net				$52
Total	$–	$–	$1

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
61

LARGE CAP GROWTH FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (97.4%)	Value
Consumer Discretionary (19.2%)
57,868	Amazon.com, Inc.[a]	$102,856,898
11,364	Booking Holdings, Inc.[a]	23,054,374
243,109	Carnival Corporation	14,401,777
201,400	Las Vegas Sands Corporation	14,480,660
80,546	Netflix, Inc.[a]	27,180,248
205,053	NIKE, Inc.	15,770,626

	Total	197,744,583

Consumer Staples (1.0%)
184,976	Altria Group, Inc.	10,854,392

	Total	10,854,392

Energy (3.0%)
143,583	Anadarko Petroleum Corporation	10,503,096
239,267	Halliburton Company	10,149,706
54,973	Pioneer Natural Resources Company	10,404,740

	Total	31,057,542

Financials (8.9%)
800,614	Bank of America Corporation	24,722,960
328,563	Citigroup, Inc.	23,620,394
98,822	Goldman Sachs Group, Inc.	23,463,308
959,553	KeyCorp	20,025,871

	Total	91,832,533

Health Care (9.9%)
28,545	Biogen, Inc.[a]	9,544,592
99,391	Celgene Corporation[a]	8,954,135
75,087	Danaher Corporation	7,702,424
54,991	Edwards Lifesciences Corporation[a]	7,833,468
30,773	Illumina, Inc.[a]	9,981,530
17,453	Intuitive Surgical, Inc.[a]	8,869,440
37,072	Thermo Fisher Scientific, Inc.	8,694,496
86,643	UnitedHealth Group, Inc.	21,939,740
49,710	Vertex Pharmaceuticals, Inc.[a]	8,701,736
111,264	Zoetis, Inc.	9,622,111

	Total	101,843,672

Industrials (8.0%)
121,224	Caterpillar, Inc.	17,432,011
217,018	CSX Corporation	15,338,832
115,179	Honeywell International, Inc.	18,388,328
76,510	Norfolk Southern Corporation	12,930,190
310,626	Southwest Airlines Company	18,066,008

	Total	82,155,369

Information Technology (47.4%)
53,137	Alphabet, Inc., Class Aa	65,210,789
10,515	Alphabet, Inc., Class Ca	12,799,489
258,862	Apple, Inc.	49,258,850
162,349	Autodesk, Inc.[a]	20,852,106
252,067	Cisco Systems, Inc.	10,659,913
272,996	Facebook, Inc.[a]	47,113,650
233,041	MasterCard, Inc.	46,142,118
488,509	Microsoft Corporation	51,821,035
88,348	NVIDIA Corporation	21,632,891
464,881	PayPal Holdings, Inc.[a]	38,185,325
102,017	Red Hat, Inc.[a]	14,407,861
342,532	Salesforce.com, Inc.[a]	46,978,264
366,055	Visa, Inc.	50,054,361
180,378	Xilinx, Inc.	12,999,842

	Total	488,116,494

	Total Common Stock (cost $651,385,085)	1,003,604,585

Shares or Principal Amount	Short-Term Investments (3.4%)	Value
	Federal Home Loan Bank Discount Notes
300,000	1.930%, 10/10/2018[b,c]	$298,833
	Thrivent Core Short-Term Reserve Fund
3,435,894	2.320%	34,358,941

	Total Short-Term Investments (cost $34,657,815)	34,657,774

	Total Investments (cost $686,042,900) 100.8%	$1,038,262,359

	Other Assets and Liabilities, Net (0.8%)	(8,182,301)

	Total Net Assets 100.0%	$1,030,080,058

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
62

LARGE CAP GROWTH FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Large Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	197,744,583	197,744,583	–	–
Consumer Staples	10,854,392	10,854,392	–	–
Energy	31,057,542	31,057,542	–	–
Financials	91,832,533	91,832,533	–	–
Health Care	101,843,672	101,843,672	–	–
Industrials	82,155,369	82,155,369	–	–
Information Technology	488,116,494	488,116,494	–	–
Short-Term Investments	298,833	–	298,833	–
Subtotal Investments in Securities	$1,003,903,418	$1,003,604,585	$298,833	$–

Other Investments *	Total
Short-Term Investments	34,358,941
Subtotal Other Investments	$34,358,941
Total Investments at Value	$1,038,262,359

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Growth Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$31,679	$123,171	$120,491	3,436	$34,359	3.3%
Total Affiliated Short-Term Investments	31,679				34,359	3.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	58,094	58,094	–	–	–
Total Value	$31,679				$34,359

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$1	$513
Total Income from Affiliated Investments				$513
Total	$–	$–	$1

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
63

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (90.8%)	Value
Consumer Discretionary (14.1%)
42,916	Amazon.com, Inc.[a]	$76,280,615
19,700	AOKI Holdings, Inc.	282,393
12,200	Aoyama Trading Company, Ltd.	403,483
19,264	Aptiv plc	1,889,221
30,700	Autobacs Seven Company, Ltd.	527,600
74,579	Berkeley Group Holdings plc	3,650,354
7,287	Booking Holdings, Inc.[a]	14,783,283
279,900	Bridgestone Corporation	11,041,047
88,817	Bunzl plc	2,639,107
168,484	Carnival Corporation	9,980,992
74,313	CBS Corporation	3,914,066
25,000	Chiyoda Company, Ltd.	518,948
10,222	Cie Generale des Etablissements Michelin	1,312,676
397,589	Comcast Corporation	14,225,734
39,700	DCM Holdings Company, Ltd.	355,586
98,654	Harley-Davidson, Inc.	4,231,270
354,600	Honda Motor Company, Ltd.	10,826,171
47,765	Hugo Boss AG	4,307,023
146,731	Inchcape plc	1,357,445
14,982	Ipsos SA	500,618
228,256	ITV plc	493,323
112,241	Las Vegas Sands Corporation	8,070,128
164,941	Lowe’s Companies, Inc.	16,385,239
139,814	Magna International, Inc.	8,497,895
121,355	Mediaset Espana Comunicacion SA	954,723
57,371	Netflix, Inc.[a]	19,359,844
7,791	Nexity SA	479,396
26,575	Next plc	2,068,968
134,200	NHK Spring Company, Ltd.	1,342,307
65,478	NIKE, Inc.	5,035,913
1,176,100	Nissan Motor Company, Ltd.	11,124,854
152,222	Peugeot SA	4,372,097
17,400	Plenus Company, Ltd.[b]	281,318
41,036	ProSiebenSat.1 Media AG	1,107,551
46,600	Sangetsu Company, Ltd.	895,883
95,700	Sankyo Company, Ltd.	3,771,260
515,800	Sekisui House, Ltd.	8,792,068
32,000	SHIMAMURA Company, Ltd.	2,994,441
97,800	Sumitomo Rubber Industries, Ltd.	1,620,896
9,100	Takara Standard Company, Ltd.	161,759
184,600	Toyoda Gosei Company, Ltd.	4,684,176
152,500	TV Asahi Holdings Corporation	3,053,697
35,934	Wolters Kluwer NV	2,163,895

	Total	270,739,263

Consumer Staples (3.9%)
61,000	Altria Group, Inc.	3,579,480
27,900	Arcs Company, Ltd.	698,549
230,077	Empire Company, Ltd.	4,743,564
36,465	ForFarmers BV	414,311
562,300	Japan Tobacco, Inc.	16,002,895
46,337	Kimberly-Clark Corporation	5,275,931
180,132	Koninklijke Ahold Delhaize NV	4,580,857
27,400	Lawson, Inc.	1,645,367
9,662	Loblaw Companies, Ltd.	510,860
9,000	Ministop Company, Ltd.	170,478
71,513	Swedish Match AB	3,909,422
161,738	Unilever NV	9,330,776
235,806	Unilever plc	13,470,335
44,658	Wal-Mart Stores, Inc.	3,984,833
160,186	Wesfarmers, Ltd.	5,889,767

	Total	74,207,425

Shares	Common Stock (90.8%)	Value
Energy (5.7%)
178,660	Anadarko Petroleum Corporation	$13,068,979
42,497	BP plc	319,382
157,357	Chevron Corporation	19,869,468
89,762	Devon Energy Corporation	4,040,188
33,917	EQT Corporation	1,684,997
5,851	Gaztransport Et Technigaz SA	383,039
442,150	Halliburton Company	18,756,003
289,117	Marathon Oil Corporation	6,106,151
108,085	OMV AG	6,108,194
22,800	Phillips 66	2,812,152
29,446	Pioneer Natural Resources Company	5,573,244
77,866	Royal Dutch Shell plc, Class A	2,668,211
401,685	Royal Dutch Shell plc, Class B	14,069,830
95,828	Total SA	6,250,386
2,323,297	Weatherford International plc[a]	7,875,977

	Total	109,586,201

Financials (14.0%)
11,591	Aareal Bank AG	532,671
66,000	Aflac, Inc.	3,071,640
36,426	American International Group, Inc.	2,011,079
39,899	Anima Holding SPA[c]	213,864
25,286	ASX, Ltd.	1,234,753
229,466	Australia & New Zealand Banking Group, Ltd.	4,988,504
300,447	Banca Monte dei Paschi di Siena SPA[a,b]	932,597
508,066	Banco BPM SPA[a]	1,610,252
436,431	Banco de Sabadell SA	726,552
1,047,187	Bank of America Corporation	32,337,135
125,650	Bankinter SA	1,211,919
155,168	Barclays plc	394,715
282,595	Blackstone Group, LP	9,868,217
80,625	CaixaBank SA	370,944
37,269	Capital One Financial Corporation	3,515,212
63,960	Chubb, Ltd.	8,936,491
285,299	CI Financial Corporation	4,985,084
449,406	Citigroup, Inc.	32,307,797
186,786	CNP Assurances	4,361,843
56,335	Comerica, Inc.	5,461,115
488,762	Direct Line Insurance Group plc	2,205,207
316,497	DnB ASA	6,373,219
71,864	Euronext NVc	4,460,132
197,798	Fifth Third Bancorp	5,852,843
204,882	Finecobank Banca Fineco SPA	2,402,522
737,856	FlexiGroup, Ltd.	1,255,366
73,121	Genworth MI Canada, Inc.[b]	2,573,864
110,541	Goldman Sachs Group, Inc.	26,245,750
49,220	Hannover Rueckversicherung SE	6,565,158
1,293,340	HSBC Holdings plc	12,385,350
408,136	Huntington Bancshares, Inc.	6,301,620
70,678	J.P. Morgan Chase & Company	8,124,436
57,282	Jupiter Fund Management plc	329,128
376,293	KeyCorp	7,853,235
3,304	Macquarie Group, Ltd.	301,449
53,200	Matsui Securities Company, Ltd.	530,747
4,051,006	Medibank Private, Ltd.	9,369,062
210,176	MetLife, Inc.	9,613,450
1,713,900	Mizuho Financial Group, Inc.	2,979,255
85,358	National Bank of Canada	4,184,402
22,970	Paragon Banking Group plc	149,949
35,342	Pargesa Holding SA	2,951,964
41,479	Plus500, Ltd.	1,007,850
35,121	Power Corporation of Canada	798,886
19,017	Prudential Financial, Inc.	1,919,005
25,700	Senshu Ikeda Holdings, Inc.	91,381
106,650	State Street Corporation	9,418,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
64

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (90.8%)	Value
Financials (14.0%) - continued
26,291	Sun Life Financial, Inc.	$1,075,206
250,376	Synchrony Financial	7,245,881
3,607	Topdanmark AS	154,915
108,600	U.S. Bancorp	5,756,886

	Total	269,548,763

Health Care (9.8%)
34,048	Aetna, Inc.	6,414,303
30,138	Amplifon SPA	672,143
43,434	Biogen, Inc.[a]	14,523,027
92,471	Celgene Corporation[a]	8,330,712
144,280	CVS Health Corporation	9,358,001
21,697	Danaher Corporation	2,225,678
15,889	Edwards Lifesciences Corporation[a]	2,263,388
42,734	Express Scripts Holding Company[a]	3,395,644
136,670	GlaxoSmithKline plc ADR	5,684,105
8,894	Illumina, Inc.[a]	2,884,858
5,043	Intuitive Surgical, Inc.[a]	2,562,802
97,206	Johnson & Johnson	12,881,739
37,400	KYORIN Holdings, Inc.	761,507
3,906	LNA Sante	249,320
57,465	Medtronic plc	5,185,067
306,992	Merck & Company, Inc.	20,221,563
160,178	Novartis AG	13,442,418
356,580	Novo Nordisk AS	17,738,894
375,750	Pfizer, Inc.	15,003,698
56,467	Roche Holding AG	13,870,921
10,713	Thermo Fisher Scientific, Inc.	2,512,520
92,905	UnitedHealth Group, Inc.	23,525,404
14,362	Vertex Pharmaceuticals, Inc.[a]	2,514,068
32,145	Zoetis, Inc.	2,779,900

	Total	189,001,680

Industrials (11.8%)
84,795	ACS Actividades de Construccion y Servicios, SAa	3,716,278
23,461	Atlantia SPA	694,928
257,021	Atlas Copco AB, Class A	7,360,161
228,956	Atlas Copco AB, Class B	6,000,344
1,156,312	BAE Systems plc	9,898,362
63,335	Boeing Company	22,566,261
45,970	Caterpillar, Inc.	6,610,486
250,136	CSX Corporation	17,679,612
249,799	Delta Air Lines, Inc.	13,594,062
201,474	Epiroc AB, Class Aa	2,412,294
46,235	Epiroc AB, Class Ba	489,958
27,536	Ferguson plc	2,171,555
338,127	GWA Group, Ltd.	822,045
1,344	Hochtief AG	241,672
129,012	Honeywell International, Inc.	20,596,766
42,800	Inaba Denki Sangyo Company, Ltd.	1,806,247
33,515	Ingersoll-Rand plc	3,301,563
18,423	Loomis AB	578,122
65,000	Mitsuboshi Belting, Ltd.	804,292
59,088	Monadelphous Group, Ltd.	647,391
131,393	National Express Group plc	695,890
108,600	Nitto Kogyo Corporation	1,867,453
56,084	Nobina ABc	388,585
135,705	Norfolk Southern Corporation	22,934,145
40,052	Northgate plc	229,731
310,339	PageGroup plc	2,437,176
13,078	Rockwool International AS	5,236,474
65,883	Sandvik AB	1,204,716
29,806	Schindler Holding AG, Participation Certificate	6,941,022
93,052	Schneider Electric SE	7,468,863

Shares	Common Stock (90.8%)	Value
Industrials (11.8%) - continued
402	SGS SA	$1,047,878
46,900	ShinMaywa Industries, Ltd.	567,707
288,357	SKF AB	5,920,079
81,841	Smiths Group plc	1,729,572
7,457	Societa Iniziative Autostradali e Servizi SPA	132,082
89,778	Southwest Airlines Company	5,221,488
17,360	Spirax-Sarco Engineering plc	1,581,422
580,800	Sumitomo Electric Industries, Ltd.	8,934,530
15,900	Taikisha, Ltd.	461,419
43,400	Toppan Forms Company, Ltd.	441,911
415,000	Toppan Printing Company, Ltd.	3,193,131
118,734	Transcontinental, Inc.	2,823,110
170,000	Tsubakimoto Chain Company	1,565,727
61,297	United Parcel Service, Inc.	7,348,897
42,932	United Technologies Corporation	5,827,590
85,276	Vinci SA	8,580,585
20,200	Yuasa Trading Company, Ltd.	658,430

	Total	227,432,012

Information Technology (21.7%)
34,908	Alphabet, Inc., Class Aa	42,839,796
24,238	Alphabet, Inc., Class Ca	29,503,948
81,215	Amadeus IT Holding SA	6,928,093
247,440	Apple, Inc.	47,085,357
46,920	Autodesk, Inc.[a]	6,026,405
100,100	Canon, Inc.	3,247,679
79,066	Capgemini SA	10,115,131
222,254	Carsales.com, Ltd.	2,304,509
119,793	CGI Group, Inc.[a]	7,733,571
750,593	Cisco Systems, Inc.	31,742,578
156,931	Facebook, Inc.[a]	27,083,152
1,700	Hirose Electric Company, Ltd.	207,282
23,300	ITOCHU Techno-Solutions Corporation	443,938
587,800	Konica Minolta Holdings, Inc.	5,276,857
12,710	Kulicke and Soffa Industries, Inc.	335,035
61,100	Kyocera Corporation	3,556,038
67,353	MasterCard, Inc.	13,335,894
461,808	Microsoft Corporation	48,988,593
56,500	NEC Networks & System Integration Corporation	1,360,159
25,533	NVIDIA Corporation	6,252,010
165,722	Oracle Corporation	7,901,625
188,421	PayPal Holdings, Inc.[a]	15,476,901
97,620	Red Hat, Inc.[a]	13,786,873
427,870	RELX NV	9,305,572
371,470	RELX plc	8,093,308
21,600	Ryoyo Electro Corporation	347,548
181,042	Salesforce.com, Inc.[a]	24,829,910
40,154	Seagate Technology plc	2,112,903
316,600	Shinko Electric Industries Company, Ltd.	3,034,852
34,235	TE Connectivity, Ltd.	3,203,369
37,053	Texas Instruments, Inc.	4,124,740
188,292	Visa, Inc.	25,747,048
52,130	Xilinx, Inc.	3,757,009
100,800	Yahoo Japan Corporation[b]	383,504

	Total	416,471,187

Materials (5.7%)
81,227	Alcoa Corporation[a]	3,514,692
156,377	BASF SE	14,989,999
438,094	BHP Billiton plc	10,082,123
251,572	BHP Billiton, Ltd.	6,570,171
41,501	Canfor Corporation[a]	909,873

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
65

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (90.8%)	Value
Materials (5.7%) - continued
54,257	CF Industries Holdings, Inc.	$2,410,096
264,400	Daicel Corporation	2,913,022
118,910	Eastman Chemical Company	12,321,454
153,261	Evonik Industries AG	5,671,635
110,548	Granges AB	1,383,886
27,800	Hokuetsu Corporation	155,464
47,300	JSR Corporation	909,476
10,000	Kaneka Corporation	88,025
257,400	Kuraray Company, Ltd.	3,638,064
108,200	Kyoei Steel, Ltd.[b]	2,118,353
90,458	Methanex Corporation	6,250,648
169,737	Mondi plc	4,666,977
51,206	Navigator Company SA	292,037
74,100	Nippon Kayaku Company, Ltd.	845,003
71,100	Nippon Steel & Sumitomo Metal Corporation	1,417,966
7,953	Rio Tinto plc	436,625
34,930	Rio Tinto, Ltd.	2,111,064
301,651	Sandfire Resources NL	1,657,043
6,000	Sanyo Special Steel Company, Ltd.	155,437
16,100	Taiyo Holdings Company, Ltd.	694,826
75,000	Toagosei Company, Ltd.	878,816
306,029	UPM-Kymmene Oyj	10,855,612
184,561	WestRock Company	10,700,847
12,800	Yamato Kogyo Company, Ltd.	399,182

	Total	109,038,416

Real Estate (0.3%)
29,042	Artis Real Estate Investment Trust	281,077
382,000	Hang Lung Properties, Ltd.	803,169
632,000	Hysan Development Company, Ltd.	3,465,069
198,000	Road King Infrastructure, Ltd.	376,643
60,000	Swire Pacific, Ltd.	651,645
458,600	Wing Tai Holdings, Ltd.	698,157

	Total	6,275,760

Telecommunications Services (1.8%)
62,036	Freenet AGb	1,777,841
1,391,702	KCOM Group plc	1,704,281
469,800	NTT DOCOMO, Inc.	12,094,972
433,252	Telenor ASA	8,475,281
215,802	Verizon Communications, Inc.	11,144,015

	Total	35,196,390

Utilities (2.0%)
98,852	Edison International, Inc.	6,586,509
265,868	Enagas SA	7,432,729
327,600	Osaka Gas Company, Ltd.	6,304,749
405,657	PG&E Corporation	17,475,703
13,100	Tokyo Gas Company, Ltd.	319,973
12,070	Verbund AG	475,891

	Total	38,595,554

	Total Common Stock (cost $1,311,968,294)	1,746,092,651

Shares	Collateral Held for Securities Loaned (0.3%)	Value
6,169,635	Thrivent Cash Management Trust	6,169,635

	Total Collateral Held for Securities Loaned (cost $6,169,635)	6,169,635

Shares or Principal Amount	Short-Term Investments (9.2%)	Value
	Federal Home Loan Bank Discount Notes
700,000	1.889%, 8/8/2018[d,e]	$699,741
1,900,000	1.885%, 8/10/2018[d,e]	1,899,092
3,400,000	1.905%, 8/23/2018[d,e]	3,396,032
4,300,000	1.910%, 8/27/2018[d,e]	4,294,070
4,100,000	1.910%, 9/5/2018[d,e]	4,092,345
6,100,000	1.930%, 10/10/2018[d,e]	6,076,277
	Thrivent Core Short-Term Reserve Fund
15,653,280	2.320%	156,532,804

	Total Short-Term Investments (cost $176,991,257)	176,990,361

	Total Investments (cost $1,495,129,186) 100.3%	$1,929,252,647

	Other Assets and Liabilities, Net (0.3%)	(5,927,556)

	Total Net Assets 100.0%	$1,923,325,091

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $5,062,581 or 0.3% of total net assets.

d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Stock Fund as of July 31, 2018:

Securities Lending Transactions

Common Stock	$5,836,676

Total lending	$5,836,676
Gross amount payable upon return of collateral for securities loaned	$6,169,635

Net amounts due to counterparty	$332,959

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
66

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Large Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	270,739,263	182,654,200	88,085,063	–
Consumer Staples	74,207,425	12,840,244	61,367,181	–
Energy	109,586,201	79,787,159	29,799,042	–
Financials	269,548,763	185,840,053	83,708,710	–
Health Care	189,001,680	142,266,477	46,735,203	–
Industrials	227,432,012	125,680,870	101,751,142	–
Information Technology	416,471,187	354,133,146	62,338,041	–
Materials	109,038,416	35,197,737	73,840,679	–
Real Estate	6,275,760	–	6,275,760	–
Telecommunications Services	35,196,390	11,144,015	24,052,375	–
Utilities	38,595,554	24,062,212	14,533,342	–
Short-Term Investments	20,457,557	–	20,457,557	–
Subtotal Investments in Securities	$1,766,550,208	$1,153,606,113	$612,944,095	$–

Other Investments *	Total
Short-Term Investments	156,532,804
Collateral Held for Securities Loaned	6,169,635
Subtotal Other Investments	$162,702,439
Total Investments at Value	$1,929,252,647

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	5,858,743	5,858,743	–	–
Total Liability Derivatives	$5,858,743	$5,858,743	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Large Cap Stock Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $20,457,557 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
ICE mini MSCI EAFE Index	1,522	September 2018	$153,743,530	($1,216,300)
ICE US mini MSCI Emerging Markets Index	2,108	September 2018	118,559,232	(3,009,212)
Total Futures Long Contracts			$272,302,762	($4,225,512)

CME E-mini S&P 500 Index	(792)	September 2018	($109,923,929)	($1,633,231)
Total Futures Short Contracts			($109,923,929)	($1,633,231)
Total Futures Contracts			$162,378,833	($5,858,743)

Reference Description:

CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
67

LARGE CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Stock Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$85,818	$507,087	$436,372	15,653	$156,533	8.1%
Total Affiliated Short-Term Investments	85,818				156,533	8.1

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	31,320	209,234	234,384	6,170	6,170	0.3
Total Collateral Held for Securities Loaned	31,320				6,170	0.3
Total Value	$117,138				$162,703

Portfolio	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	1	$2,226
Total Income from Affiliated Investments				$2,226

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	232
Total Affiliated Income from Securities Loaned, Net				$232
Total Value	$–	$–	$1

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
68

LARGE CAP VALUE FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (97.7%)	Value
Consumer Discretionary (8.0%)
70,914	Aptiv plc	$6,954,536
135,839	CBS Corporation	7,154,640
681,860	Comcast Corporation	24,396,951
363,079	Harley-Davidson, Inc.	15,572,458
346,321	Lowe’s Companies, Inc.	34,403,528

	Total	88,482,113

Consumer Staples (1.9%)
56,540	Kimberly-Clark Corporation	6,437,645
164,353	Wal-Mart Stores, Inc.	14,665,218

	Total	21,102,863

Energy (11.1%)
179,250	Anadarko Petroleum Corporation	13,112,138
276,619	Chevron Corporation	34,928,681
330,330	Devon Energy Corporation	14,868,153
124,812	EQT Corporation	6,200,660
304,380	Halliburton Company	12,911,800
937,701	Marathon Oil Corporation	19,804,245
45,100	Phillips 66	5,562,634
49,890	Pioneer Natural Resources Company	9,442,680
1,673,040	Weatherford International plc[a]	5,671,606

	Total	122,502,597

Financials (25.7%)
125,750	Aflac, Inc.	5,852,405
134,050	American International Group, Inc.	7,400,901
1,734,506	Bank of America Corporation	53,561,545
319,350	Blackstone Group, LP	11,151,702
137,142	Capital One Financial Corporation	12,935,234
73,697	Chubb, Ltd.	10,296,945
635,210	Citigroup, Inc.	45,665,247
152,930	Comerica, Inc.	14,825,034
727,843	Fifth Third Bancorp	21,536,874
93,480	Goldman Sachs Group, Inc.	22,194,956
363,950	Huntington Bancshares, Inc.	5,619,388
136,820	J.P. Morgan Chase & Company	15,727,459
215,080	MetLife, Inc.	9,837,759
70,000	Prudential Financial, Inc.	7,063,700
140,400	State Street Corporation	12,398,724
346,145	Synchrony Financial	10,017,436
209,610	U.S. Bancorp	11,111,426
112,870	Zions Bancorporation	5,835,379

	Total	283,032,114

Health Care (15.3%)
64,910	Aetna, Inc.	12,228,395
58,210	Biogen, Inc.[a]	19,463,678
280,740	CVS Health Corporation	18,208,796
157,257	Express Scripts Holding Company[a]	12,495,641
222,740	GlaxoSmithKline plc ADR	9,263,757
128,250	Johnson & Johnson	16,995,690
211,483	Medtronic plc	19,082,111
473,610	Merck & Company, Inc.	31,196,691
400,230	Pfizer, Inc.	15,981,184
56,693	UnitedHealth Group, Inc.	14,355,801

	Total	169,271,744

Industrials (11.1%)
45,200	Boeing Company	16,104,760
133,140	CSX Corporation	9,410,335
294,620	Delta Air Lines, Inc.	16,033,220
116,863	Honeywell International, Inc.	18,657,178
141,410	Ingersoll-Rand plc	13,930,299
79,370	Norfolk Southern Corporation	13,413,530
82,641	United Parcel Service, Inc.	9,907,830
179,960	United Technologies Corporation	24,427,770

	Total	121,884,922

Shares	Common Stock (97.7%)	Value
Information Technology (14.5%)
12,640	Alphabet, Inc.[a]	$15,386,167
62,190	Apple, Inc.	11,834,135
1,190,040	Cisco Systems, Inc.	50,326,792
360,751	Microsoft Corporation	38,268,466
605,100	Oracle Corporation	28,851,168
136,370	Texas Instruments, Inc.	15,180,708

	Total	159,847,436

Materials (3.9%)
104,920	Alcoa Corporation[a]	4,539,888
199,710	CF Industries Holdings, Inc.	8,871,118
131,416	Eastman Chemical Company	13,617,326
269,860	WestRock Company	15,646,483

	Total	42,674,815

Telecommunications Services (3.5%)
741,889	Verizon Communications, Inc.	38,311,148

	Total	38,311,148

Utilities (2.7%)
128,760	Edison International, Inc.	8,579,279
499,062	PG&E Corporation	21,499,591

	Total	30,078,870

	Total Common Stock (cost $750,838,079)	1,077,188,622

Shares or Principal Amount	Short-Term Investments (2.2%)	Value
2,419,691	Thrivent Core Short-Term Reserve Fund 2.320%	24,196,912

	Total Short-Term Investments (cost $24,196,912)	24,196,912

	Total Investments (cost $775,034,991) 99.9%	$1,101,385,534

	Other Assets and Liabilities, Net 0.1%	1,071,273

	Total Net Assets 100.0%	$1,102,456,807

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
69

LARGE CAP VALUE FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Large Cap Value Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	88,482,113	88,482,113	–	–
Consumer Staples	21,102,863	21,102,863	–	–
Energy	122,502,597	122,502,597	–	–
Financials	283,032,114	283,032,114	–	–
Health Care	169,271,744	169,271,744	–	–
Industrials	121,884,922	121,884,922	–	–
Information Technology	159,847,436	159,847,436	–	–
Materials	42,674,815	42,674,815	–	–
Telecommunications Services	38,311,148	38,311,148	–	–
Utilities	30,078,870	30,078,870	–	–
Subtotal Investments in Securities	$1,077,188,622	$1,077,188,622	$–	$–

Other Investments *	Total
Short-Term Investments	24,196,912
Subtotal Other Investments	$24,196,912
Total Investments at Value	$1,101,385,534

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Large Cap Value Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$39,609	$44,639	$60,051	2,420	$24,197	2.2%
Total Affiliated Short-Term Investments	39,609				24,197	2.2

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	13,370	106,451	119,821	–	–	–
Total Collateral Held for Securities Loaned	13,370				–	–
Total Value	$52,979				$24,197

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$0	$378
Total Income from Affiliated Investments				$378

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	35
Total Affiliated Income from Securities Loaned, Net				$35
Total	$–	$–	$0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
70

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (0.5%)[a]	Value
Basic Materials (<0.1%)
	Big River Steel, LLC, Term Loan
$54,587	7.334%, (LIBOR 3M + 5.000%), 8/15/2023[b]	$55,406
	MRC Global (US), Inc., Term Loan
59,850	5.077%, (LIBOR 1M + 3.000%), 9/20/2024[b]	59,999

	Total	115,405

Capital Goods (<0.1%)
	Advanced Disposal Services, Inc., Term Loan
102,579	4.193%, (LIBOR 1W + 2.250%), 11/10/2023[b]	102,618

	Total	102,618

Communications Services (0.2%)
	Altice Financing SA, Term Loan
99,250	4.822%, (LIBOR 1M + 2.750%), 10/6/2026[b]	96,273
	Frontier Communications Corporation, Term Loan
99,000	5.830%, (LIBOR 1M + 3.750%), 6/1/2024[b]	97,479
	Intelsat Jackson Holdings SA, Term Loan
70,000	5.827%, (LIBOR 1M + 3.750%), 11/27/2023[b]	70,186
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
130,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	126,913
	NEP/NCP Holdco, Inc., Term Loan
118,495	5.327%, (LIBOR 3M + 3.250%), 7/21/2022[b]	118,100
	Radiate Holdco, LLC, Term Loan
223,866	5.077%, (LIBOR 1M + 3.000%), 2/1/2024[b]	221,713
	Sable International Finance, Ltd., Term Loan
220,000	5.327%, (LIBOR 1M + 3.250%), 2/6/2026[b]	219,945
	Univision Communications, Inc., Term Loan
861,709	4.827%, (LIBOR 1M + 2.750%), 3/15/2024[b]	835,857
	WideOpenWest Finance, LLC, Term Loan
74,437	5.329%, (LIBOR 1M + 3.250%), 8/6/2023[b]	71,251

	Total	1,857,717

Consumer Cyclical (0.1%)
	Cengage Learning Acquisitions, Term Loan
341,687	6.329%, (LIBOR 1M + 4.250%), 6/7/2023[b]	322,822
	Golden Entertainment, Inc., Term Loan
139,300	5.080%, (LIBOR 1M + 3.000%), 8/15/2024[b]	139,126

Principal Amount	Bank Loans (0.5%)[a]	Value
Consumer Cyclical (0.1%) - continued
	Seminole Hard Rock Entertainment, Inc., Term Loan
$337,250	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	$338,093

	Total	800,041

Consumer Non-Cyclical (0.1%)
	Air Medical Group Holdings, Inc., Term Loan
174,125	5.347%, (LIBOR 1M + 3.250%), 4/28/2022[b]	168,839
44,775	6.329%, (LIBOR 1M + 4.250%), 9/26/2024[b]	44,126
	Burlington Coat Factory Warehouse Corporation, Term Loan
86,071	4.580%, (LIBOR 1M + 2.500%), 11/9/2024[b]	86,430
	Endo Luxembourg Finance Company I SARL., Term Loan
119,397	6.375%, (LIBOR 1M + 4.250%), 4/27/2024[b]	119,422
	JBS USA LUX SA, Term Loan
227,125	4.834%, (LIBOR 3M + 2.500%), 10/30/2022[b]	226,800
	McGraw-Hill Global Education Holdings, LLC, Term Loan
162,909	6.077%, (LIBOR 1M + 4.000%), 5/4/2022[b]	160,087
	MPH Acquisition Holdings, LLC, Term Loan
92,259	5.084%, (LIBOR 3M + 2.750%), 6/7/2023[b]	92,236
	Revlon Consumer Products Corporation, Term Loan
64,183	5.577%, (LIBOR 1M + 3.500%), 9/7/2023[b]	46,912
	Valeant Pharmaceuticals International, Inc., Term Loan
130,000	5.092%, (LIBOR 1M + 3.000%), 5/28/2025[b]	130,116

	Total	1,074,968

Energy (<0.1%)
	Pacific Drilling SA, Term Loan
871,325	0.000%, (PRIME + 4.500%), 6/3/2018[b,c,d]	324,568

	Total	324,568

Financials (<0.1%)
	Brookfield Retail Holdings VII Sub 3, LLC, Term Loan
95,000	0.000%, (LIBOR 3M + 2.500%), 5/7/2025[b,e,f]	94,169
	Harland Clarke Holdings Corporation, Term Loan
115,548	7.084%, (LIBOR 3M + 4.750%), 10/31/2023[b]	110,811

	Total	204,980

Technology (0.1%)
	First Data Corporation, Term Loan
220,000	4.069%, (LIBOR 1M + 2.000%), 4/26/2024[b]	219,897

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
71

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (0.5%)[a]	Value
Technology (0.1%) - continued
	Plantronics, Inc., Term Loan
$65,000	4.577%, (LIBOR 3M + 2.500%), 6/1/2025[b,e,f]	$64,905
	Rackspace Hosting, Inc., Term Loan
123,825	5.363%, (LIBOR 3M + 3.000%), 11/3/2023[b]	123,159
	TNS, Inc., Term Loan
78,237	6.080%, (LIBOR 1M + 4.000%), 8/14/2022[b]	78,457

	Total	486,418

	Total Bank Loans (cost $5,569,786)	4,966,715

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.8%)
	Americredit Automobile Receivables Trust
173,364	1.340%, 4/8/2020, Ser. 2016-4, Class A2A	173,312
	Apidos CLO XVIII
3,400,000	3.467%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,b	3,400,071
	Ares XXXVII CLO, Ltd.
4,000,000	3.509%, (LIBOR 3M + 1.170%), 10/15/2030, Ser. 2015-4A, Class A1R*,b	4,010,940
	ARI Fleet Lease Trust
2,762,618	1.910%, 4/15/2026, Ser. 2017-A, Class A2[g]	2,746,572
	Ascentium Equipment Receivables, LLC
2,250,000	3.210%, 9/11/2023, Ser. 2018-1A, Class A3[g]	2,247,082
	Assurant CLO III, Ltd.
4,700,000	3.569%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class A*,b,f,h	4,700,000
	Babson CLO, Ltd.
3,050,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	3,051,479
	Bank of the West Auto Trust
2,000,000	2.110%, 1/15/2023, Ser. 2017-1, Class A3[g]	1,964,037
	Barclays Dryrock Issuance Trust
2,750,000	1.520%, 5/16/2022, Ser. 2016-1, Class A	2,716,865
	Bayview Opportunity Master Fund Trust
2,922,512	3.500%, 6/28/2057, Ser. 2017-SPL5, Class Ab,g	2,904,449
	BCC Funding XIV, LLC
2,574,300	2.200%, 2/20/2019, Ser. 2018-1A, Class A1[g]	2,574,355
2,600,000	2.960%, 6/20/2023, Ser. 2018-1A, Class A2[g]	2,587,438
	Betony CLO, Ltd.
2,750,000	3.189%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1*,b	2,746,843

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.8%) - continued
	Birchwood Park CLO, Ltd.
$3,450,000	3.519%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,b	$3,451,556
	BlueMountain CLO, Ltd.
3,800,000	3.479%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,b	3,801,873
	Brazos Higher Education Authority, Inc.
1,754,465	3.130%, (LIBOR 3M + 0.800%), 2/25/2030, Ser. 2011-1, Class A2[b]	1,765,453
	Business Jet Securities, LLC
1,738,067	4.335%, 2/15/2033, Ser. 2018-1, Class Ag	1,741,376
	CarMax Auto Owner Trust
236,928	1.210%, 11/15/2019, Ser. 2016-4, Class A2	236,801
	CCG Receivables Trust
3,500,000	2.500%, 6/16/2025, Ser. 2018-1, Class A2[g]	3,478,527
	Cent CLO 22, Ltd.
3,000,000	3.773%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	3,000,243
	Chesapeake Funding II, LLC
1,495,476	1.880%, 6/15/2028, Ser. 2016-2A, Class A1[g]	1,488,069
	Citibank Credit Card Issuance Trust
4,900,000	2.467%, (LIBOR 1M + 0.370%), 8/8/2024, Ser. 2017- A7, Class A7[b]	4,913,226
	Commonbond Student Loan Trust
305,267	3.200%, 6/25/2032, Ser. 2015-A, Class A*	303,257
1,371,469	2.550%, 5/25/2041, Ser. 2017-AGS, Class A1[g]	1,335,340
4,712,381	2.564%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,g]	4,713,135
	Conn Funding II, LP
688,954	2.730%, 7/15/2020, Ser. 2017-B, Class Ag	688,794
	CoreVest American Finance Trust
2,591,985	3.804%, 6/15/2051, Ser. 2018-1, Class Ag	2,580,407
	CPS Auto Receivables Trust
3,510,208	2.160%, 5/17/2021, Ser. 2018-A, Class Ag	3,496,924
	Credit Acceptance Auto Loan Trust
2,800,000	3.470%, 5/17/2027, Ser. 2018-2A, Class Ag	2,803,154
	Credit Based Asset Servicing and Securitization, LLC
617,826	3.447%, 12/25/2036, Ser. 2006-CB2, Class AF2[i]	528,499
	DRB Prime Student Loan Trust
1,402,672	3.964%, (LIBOR 1M + 1.900%), 10/27/2031, Ser. 2015-B, Class A1*,b	1,440,432
559,183	1.750%, 5/27/2042, Ser. 2017-A, Class A2Ag	557,339

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
72

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.8%) - continued
	Earnest Student Loan Program, LLC
$2,269,747	2.650%, 1/25/2041, Ser. 2017-A, Class A2[g]	$2,208,363
	Edlinc Student Loan Funding Trust
630,309	5.080%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,b	638,602
	Fifth Third Auto Trust
1,375,000	1.800%, 2/15/2022, Ser. 2017-1, Class A3	1,355,760
	Ford Credit Auto Owner Trust
2,875,000	2.260%, 11/15/2025, Ser. 2014-1, Class Ag	2,863,214
	FRS, LLC
474,102	1.800%, 4/15/2043, Ser. 2013-1A, Class A1*	471,265
	Garrison BSL CLO, Ltd.
6,000,000	3.341%, (LIBOR 3M + 0.970%), 7/17/2028, Ser. 2018-1A, Class A1*,b	5,960,274
	GM Financial Consumer Automobile Receivables Trust
5,200,000	2.080%, 1/19/2021, Ser. 2018-1, Class A2A	5,180,412
	GMAC Mortgage Corporation Loan Trust
76,404	2.564%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,j]	81,189
211,871	5.750%, 10/25/2036, Ser. 2006-HE3, Class A2[b]	214,125
	GoldenTree Loan Opportunities IX, Ltd.
3,200,000	3.709%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,b	3,202,931
	GreatAmerica Leasing Receivables Funding, LLC
3,000,000	2.060%, 6/22/2020, Ser. 2017-1, Class A3[g]	2,982,219
	GSAA Home Equity Trust
920,881	4.560%, 8/25/2034, Ser. 2004-10, Class M2[i]	920,116
	Home Partners of America Trust
2,775,680	2.890%, (LIBOR 1M + 0.817%), 7/17/2034, Ser. 2017-1, Class Ab,g	2,775,675
	Impac CMB Trust
328,997	2.704%, (LIBOR 1M + 0.640%), 8/25/2035, Ser. 2005-5, Class A1[b]	306,290
	Lendmark Funding Trust
1,200,000	2.800%, 5/20/2026, Ser. 2017-2A, Class Ag	1,186,918
	Madison Park Funding XIV, Ltd.
3,450,000	3.468%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,b	3,451,311
	Marlette Funding Trust
685,907	2.827%, 3/15/2024, Ser. 2017-1A, Class Ag	685,700
4,345,169	2.610%, 3/15/2028, Ser. 2018-1A, Class Ag	4,332,933
3,222,778	3.060%, 7/17/2028, Ser. 2018-2A, Class Ag	3,221,778

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.8%) - continued
$6,200,000	3.200%, 9/15/2028, Ser. 2018-3A, Class Ag	$6,198,860
	Mercedes-Benz Auto Lease Trust
4,400,000	2.200%, 4/15/2020, Ser. 2018-A, Class A2	4,389,999
	Mill City Mortgage Loan Trust
898,477	2.500%, 4/25/2057, Ser. 2016-1, Class A1[b,g]	877,280
3,727,969	3.500%, 5/25/2058, Ser. 2018-2, Class A1[b,g]	3,707,492
	MMAF Equipment Finance, LLC
1,000,809	1.730%, 5/18/2020, Ser. 2017-AA, Class A2[g]	998,065
	Mortgage Equity Conversion Asset Trust
1,500,851	2.910%, (CMT 1Y + 0.490%), 1/25/2042, Ser. 2007-FF1, Class A*,b,h	1,395,791
1,464,522	2.890%, (CMT 1Y + 0.470%), 2/25/2042, Ser. 2007-FF2, Class A*,b,h	1,362,005
	Nationstar HECM Loan Trust
1,950,031	2.038%, 9/25/2027, Ser. 2017-2A, Class A1[b,g]	1,944,546
	Navient Student Loan Trust
203,960	2.814%, (LIBOR 1M + 0.750%), 6/25/2065, Ser. 2016-2A, Class A1[b,g]	204,076
5,250,000	2.814%, (LIBOR 1M + 0.750%), 7/25/2066, Ser. 2017-1A, Class A2[b,g]	5,277,832
2,700,000	2.664%, (LIBOR 1M + 0.600%), 7/26/2066, Ser. 2017-3A, Class A2[b,g]	2,719,781
	NCUA Guaranteed Notes
820,775	2.428%, (LIBOR 1M + 0.350%), 12/7/2020, Ser. 2010-A1, Class Ab	821,743
	Neuberger Berman CLO, Ltd.
2,800,000	3.527%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,b	2,805,253
	NextGear Floorplan Master Owner Trust
3,000,000	2.560%, 10/17/2022, Ser. 2017-2A, Class A2[g]	2,948,521
	Northstar Education Finance, Inc.
1,197,225	2.764%, (LIBOR 1M + 0.700%), 12/26/2031, Ser. 2012-1, Class Ab,g	1,203,210
	NRZ Excess Spread-Collateralized Notes Series
2,216,331	3.193%, 1/25/2023, Ser. 2018-PLS1, Class A*	2,198,274
	Octagon Investment Partners XX, Ltd.
3,350,000	3.485%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,b	3,350,235
	OZLM VIII, Ltd.
3,300,000	3.466%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,b	3,301,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
73

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.8%) - continued
	PFS Financing Corporation
$3,300,000	2.474%, (LIBOR 1M + 0.400%), 2/15/2022, Ser. 2018-A, Class Ab,g	$3,299,784
	Prestige Auto Receivables Trust
677,202	1.460%, 7/15/2020, Ser. 2016-2A, Class A2[g]	676,268
	Pretium Mortgage Credit Partners, LLC
3,200,000	4.125%, 8/27/2033, Ser. 2018-NPL3, Class A1[g,i]	3,199,658
	Progress Residential Trust
2,990,393	2.768%, 8/17/2034, Ser. 2017-SFR1, Class Ag	2,888,662
	Prosper Marketplace Issuance Trust
1,188,699	2.410%, 9/15/2023, Ser. 2017-2A, Class Ag	1,186,611
2,845,903	3.110%, 6/17/2024, Ser. 2018-1A, Class Ag	2,843,769
	Race Point IX CLO, Ltd.
1,325,000	3.549%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b	1,329,574
	Renaissance Home Equity Loan Trust
1,316,023	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[i]	922,172
691,760	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[i]	370,197
	Santander Retail Auto Lease Trust
3,450,000	2.220%, 1/20/2021, Ser. 2017-A, Class A3[g]	3,409,231
	Securitized Term Auto Receivables Trust
4,761,219	1.890%, 8/25/2020, Ser. 2017-1A, Class A3[g]	4,738,441
	SLM Student Loan Trust
3,069,701	2.464%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	3,020,414
1,309,802	2.584%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	1,313,230
	SoFi Consumer Loan Program Trust
3,045,838	2.930%, 4/26/2027, Ser. 2018-2, Class A1[g]	3,042,652
	SoFi Consumer Loan Program, LLC
1,410,775	3.280%, 1/26/2026, Ser. 2017-1, Class Ag	1,408,218
1,077,726	2.770%, 5/25/2026, Ser. 2017-3, Class Ag	1,068,398
	SoFi Professional Loan Program, LLC
806,555	2.420%, 3/25/2030, Ser. 2015-A, Class A2[g]	794,851
266,022	1.480%, 5/26/2031, Ser. 2016-C, Class A2Ag	265,260
701,161	2.510%, 8/25/2033, Ser. 2015-C, Class A2[g]	687,931
755,158	2.914%, (LIBOR 1M + 0.850%), 7/25/2039, Ser. 2016-E, Class A1[b,g]	758,708
1,523,151	1.550%, 3/26/2040, Ser. 2017-A, Class A2Ag	1,510,232

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Asset-Backed Securities (25.8%) - continued
	Sound Point CLO XX, Ltd.
$3,000,000	3.436%, (LIBOR 3M + 1.100%), 7/26/2031, Ser. 2018-2A, Class A*,b	$2,999,817
	Springleaf Funding Trust
3,350,000	2.900%, 11/15/2029, Ser. 2016-AA, Class Ag	3,337,692
	Synchrony Credit Card Master Note Trust
2,500,000	3.470%, 5/15/2026, Ser. 2018-2, Class A	2,504,525
	Tesla Auto Lease Trust
3,400,624	2.320%, 12/20/2019, Ser. 2018-A, Class Ag	3,388,341
	Towd Point Mortgage Trust
1,433,358	2.750%, 4/25/2057, Ser. 2017-2, Class A1[b,g]	1,404,843
	Upstart Securitization Trust
890,226	2.639%, 6/20/2024, Ser. 2017-1, Class A*	888,370
1,656,833	3.015%, 8/20/2025, Ser. 2018-1, Class Ag	1,655,913
	Vericrest Opportunity Loan Transferee
760,652	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[g,i]	758,146
	Vericrest Opportunity Loan Trust LXV, LLC
1,992,958	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[g,i]	1,988,976
	Verizon Owner Trust
4,500,000	2.060%, 4/20/2022, Ser. 2017-3A, Class A1Ag	4,423,067
	Volvo Financial Equipment Master Owner Trust
2,500,000	2.572%, (LIBOR 1M + 0.500%), 11/15/2022, Ser. 2017-A, Class Ab,g	2,503,501
	Voya CLO 3, Ltd.
3,050,000	3.055%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1R*,b	3,037,837
	Wachovia Asset Securitization, Inc.
341,600	2.204%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,j	322,707
	Wheels SPV 2, LLC
679,948	1.590%, 5/20/2025, Ser. 2016-1A, Class A2[g]	677,293
873,010	1.880%, 4/20/2026, Ser. 2017-1A, Class A2[g]	865,148
	World Financial Network Credit Card Master Trust
3,900,000	1.980%, 6/15/2023, Ser. 2017-B, Class A	3,863,291

	Total	239,245,215

Basic Materials (0.5%)
	Georgia-Pacific, LLC
1,995,000	2.539%, 11/15/2019[g]	1,980,494
	Glencore Funding, LLC
1,500,000	3.000%, 10/27/2022[g]	1,428,219
	Kinross Gold Corporation
1,000,000	5.950%, 3/15/2024	1,035,000

	Total	4,443,713

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
74

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Capital Goods (0.7%)
	Lockheed Martin Corporation
$1,250,000	2.500%, 11/23/2020	$1,233,606
	Northrop Grumman Corporation
2,000,000	2.550%, 10/15/2022	1,928,640
	Roper Technologies, Inc.
905,000	6.250%, 9/1/2019	934,831
500,000	2.800%, 12/15/2021	488,608
	Siemens Financieringsmaatschappij NV
2,000,000	2.945%, (LIBOR 3M + 0.610%), 3/16/2022[b,g]	2,021,321

	Total	6,607,006

Collateralized Mortgage Obligations (4.7%)
	Angel Oak Mortgage Trust I, LLC
2,693,384	3.258%, 4/27/2048, Ser. 2018-1, Class A1[b,g]	2,693,020
4,744,532	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,g]	4,743,882
	Arroyo Mortgage Trust
3,451,423	3.763%, 4/25/2048, Ser. 2018-1, Class A1[b,g]	3,453,512
	Bayview Opportunity Master Fund Trust
2,222,627	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,g	2,204,974
	Bear Stearns Adjustable Rate Mortgage Trust
224,618	3.520%, (CMT 1Y + 2.300%), 10/25/2035, Ser. 2005-9, Class A1[b]	227,329
	Civic Mortgage, LLC
2,753,445	3.892%, 6/25/2022, Ser. 2018-1, Class A1[g]	2,754,370
	COLT Mortgage Loan Trust
1,543,176	2.614%, 5/27/2047, Ser. 2017-1, Class A1*,b	1,534,490
2,213,696	2.930%, 2/25/2048, Ser. 2018-1, Class A1[b,g]	2,203,454
	Countrywide Alternative Loan Trust
231,543	5.500%, 11/25/2035, Ser. 2005-49CB, Class A1	226,700
193,167	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	185,037
275,470	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	263,200
	Countrywide Home Loans, Inc.
385,866	3.801%, 9/20/2036, Ser. 2006-HYB5, Class 2A1[b]	332,606
	Deephaven Residential Mortgage Trust
921,057	2.725%, 12/26/2046, Ser. 2017-1A, Class A1*,b	916,539
1,312,336	2.577%, 10/25/2047, Ser. 2017-3A, Class A1[b,g]	1,302,239
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
909,095	2.424%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	837,835

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Collateralized Mortgage Obligations (4.7%) - continued
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
$596,410	2.250%, 6/25/2025, Ser. 2010-58, Class PT	$593,015
	HarborView Mortgage Loan Trust
663,831	3.840%, 6/19/2034, Ser. 2004-5, Class 3Ab	661,690
	J.P. Morgan Alternative Loan Trust
658,882	3.638%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	595,963
	J.P. Morgan Mortgage Trust
366,730	3.721%, 2/25/2036, Ser. 2006-A1, Class 2A2[b]	333,787
237,885	3.739%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	209,100
	Master Asset Securitization Trust
592,867	2.564%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	287,032
	NCUA Guaranteed Notes
1,162,692	2.537%, (LIBOR 1M + 0.450%), 10/7/2020, Ser. 2010-R1, Class 1Ab	1,166,485
	Radnor RE, Ltd.
3,300,000	3.464%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1*,b	3,302,874
	Residential Accredit Loans, Inc. Trust
365,189	4.391%, 9/25/2035, Ser. 2005-QA10, Class A31[b]	321,896
2,499,546	2.614%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	1,984,073
	Residential Asset Securitization Trust
315,106	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	233,052
	Sequoia Mortgage Trust
1,475,927	2.836%, (LIBOR 6M + 0.740%), 9/20/2034, Ser. 2004-8, Class A2[b]	1,467,666
	Structured Asset Securities Corporation Trust
952,744	5.500%, 12/25/2034, Ser. 2005-10, Class 3A1	954,869
	Towd Point Mortgage Trust
3,868,014	2.664%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[b,g]	3,868,897
	Wachovia Mortgage Loan Trust, LLC
175,023	3.962%, 5/20/2036, Ser. 2006-A, Class 2A1[b]	158,714
	WaMu Mortgage Pass Through Certificates
1,676,396	2.534%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	1,513,543
749,953	2.394%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	690,733

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
75

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Collateralized Mortgage Obligations (4.7%) - continued
	Washington Mutual Mortgage Pass Through Certificates Trust
$595,876	2.574%, (12 MTA + 0.920%), 9/25/2046, Ser. 2006-AR7, Class A1Ab	$443,013
	Wells Fargo Mortgage Backed Securities Trust
631,833	5.500%, 8/25/2035, Ser. 2005-6, Class A12	645,309
279,546	3.769%, 3/25/2036, Ser. 2006-AR6, Class 3A1[b]	269,819
601,524	3.863%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	611,047

	Total	44,191,764

Commercial Mortgage-Backed Securities (4.3%)
	Cold Storage Trust
4,850,000	3.072%, (LIBOR 1M + 1.000%), 4/15/2024, Ser. 2017-ICE3, Class A*,b	4,865,084
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
5,150,000	2.310%, (LIBOR 1M + 0.220%), 7/25/2020, Ser. KP04, Class AG1[b]	5,152,960
1,626,035	2.776%, 3/25/2023, Ser. K724, Class A1[j]	1,608,408
7,598,571	2.390%, (LIBOR 1M + 0.300%), 11/25/2024, Ser. KF41, Class Ab	7,611,377
	Federal National Mortgage Association - ACES
3,250,000	3.560%, 9/25/2021, Ser. 2018-M5, Class A2[b]	3,286,964
3,404,509	2.485%, (LIBOR 1M + 0.400%), 10/25/2024, Ser. 2017-M13, Class FAb	3,409,875
	Federal National Mortgage Association - Connecticut Avenue Securities
3,502,275	2.814%, (LIBOR 1M + 0.750%), 12/25/2030, Ser. 2018-C04, Class 2M1[b]	3,505,914
	Invitation Homes 2017-SFR2 Trust
1,989,920	2.923%, (LIBOR 1M + 0.850%), 12/17/2036, Ser. 2017-SFR2, Class Ab,g	1,988,752
	Wells Fargo Commercial Mortgage Trust
5,443,519	2.819%, 8/15/2050, Ser. 2014-LC16, Class A2	5,438,560
2,925,000	2.632%, 5/15/2048, Ser. 2015-NXS1, Class A2	2,910,663

	Total	39,778,557

Communications Services (2.2%)
	American Tower Corporation
1,800,000	3.450%, 9/15/2021	1,795,085
	AT&T, Inc.
1,400,000	3.264%, (LIBOR 3M + 0.930%), 6/30/2020[b]	1,413,779
2,000,000	3.200%, 3/1/2022	1,969,020

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Communications Services (2.2%) - continued
$2,000,000	3.245%, (LIBOR 3M + 0.890%), 2/15/2023[b,g]	$2,019,434
	Charter Communications Operating, LLC
1,000,000	3.579%, 7/23/2020	1,001,467
1,000,000	4.464%, 7/23/2022	1,016,139
	Cox Communications, Inc.
1,500,000	3.150%, 8/15/2024[g]	1,422,450
	Crown Castle International Corporation
250,000	3.400%, 2/15/2021	249,508
1,000,000	2.250%, 9/1/2021	958,771
1,000,000	3.200%, 9/1/2024	945,751
	Discovery Communications, LLC
2,000,000	2.950%, 3/20/2023	1,916,908
	Moodys Corporation
1,250,000	2.750%, 7/15/2019	1,249,672
	Omnicom Group, Inc.
1,250,000	3.625%, 5/1/2022	1,242,463
	SES Global Americas Holdings GP
1,125,000	2.500%, 3/25/2019[g]	1,120,669
	Vodafone Group plc
2,000,000	3.329%, (LIBOR 3M + 0.990%), 1/16/2024[b]	2,010,592

	Total	20,331,708

Consumer Cyclical (2.2%)
	Alibaba Group Holding, Ltd.
500,000	2.800%, 6/6/2023	482,343
	BMW US Capital, LLC
1,450,000	1.500%, 4/11/2019[g]	1,436,611
1,500,000	2.747%, (LIBOR 3M + 0.410%), 4/12/2021[b,g]	1,504,113
	Daimler Finance North America, LLC
2,000,000	2.893%, (LIBOR 3M + 0.530%), 5/5/2020[b,g]	2,006,707
1,000,000	3.203%, (LIBOR 3M + 0.840%), 5/4/2023[b,g]	1,002,296
	Ford Motor Credit Company, LLC
2,000,000	3.606%, (LIBOR 3M + 1.270%), 3/28/2022[b]	2,029,780
1,000,000	3.589%, (LIBOR 3M + 1.235%), 2/15/2023[b]	1,006,289
	General Motors Financial Company, Inc.
1,700,000	3.267%, (LIBOR 3M + 0.930%), 4/13/2020[b]	1,712,823
3,500,000	3.644%, (LIBOR 3M + 1.310%), 6/30/2022[b]	3,559,587
	Home Depot, Inc.
1,600,000	4.400%, 4/1/2021	1,655,663
	Hyundai Capital Services, Inc.
2,000,000	3.000%, 3/6/2022[g]	1,927,117
1,500,000	3.000%, 8/29/2022[g]	1,435,522
	Ralph Lauren Corporation
225,000	2.625%, 8/18/2020	223,278

	Total	19,982,129

Consumer Non-Cyclical (5.7%)
	Abbott Laboratories
330,000	2.350%, 11/22/2019	327,947
	Anheuser-Busch InBev Finance, Inc.
2,000,000	3.623%, (LIBOR 3M + 1.260%), 2/1/2021[b]	2,052,827
1,335,000	3.300%, 2/1/2023	1,324,467

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
76

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Consumer Non-Cyclical (5.7%) - continued
	Anheuser-Busch InBev Worldwide, Inc.
$1,000,000	3.077%, (LIBOR 3M + 0.740%), 1/12/2024[b]	$1,009,375
	BAT Capital Corporation
2,000,000	3.223%, (LIBOR 3M + 0.880%), 8/15/2022[b,g]	2,015,558
	Bayer U.S. Finance, LLC
1,000,000	2.375%, 10/8/2019[g]	992,537
2,000,000	3.345%, (LIBOR 3M + 1.010%), 12/15/2023[b,g]	2,022,020
	Becton, Dickinson and Company
1,000,000	3.209%, (LIBOR 3M + 0.875%), 12/29/2020[b]	1,000,850
1,950,000	3.125%, 11/8/2021	1,920,843
	Boston Scientific Corporation
1,665,000	6.000%, 1/15/2020	1,728,855
	Bunge, Ltd. Finance Corporation
1,000,000	3.000%, 9/25/2022	961,100
	Cargill, Inc.
1,000,000	3.250%, 3/1/2023[g]	988,949
	Church & Dwight Company, Inc.
1,155,000	2.450%, 12/15/2019	1,143,574
	CK Hutchison International, Ltd.
2,000,000	2.750%, 3/29/2023[g]	1,905,534
	Constellation Brands, Inc.
1,000,000	2.700%, 5/9/2022	966,992
1,500,000	3.200%, 2/15/2023	1,465,767
	CVS Caremark Corporation
1,050,000	4.000%, 12/5/2023	1,051,172
	CVS Health Corporation
1,750,000	3.700%, 3/9/2023	1,739,044
	General Mills, Inc.
1,500,000	3.346%, (LIBOR 3M + 1.010%), 10/17/2023[b]	1,517,704
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,508,457
	Imperial Tobacco Finance plc
1,500,000	3.750%, 7/21/2022[g]	1,488,515
	Kraft Heinz Foods Company
1,500,000	3.173%, (LIBOR 3M + 0.820%), 8/10/2022[b]	1,504,345
	Kroger Company
1,500,000	2.800%, 8/1/2022	1,455,750
	Laboratory Corporation of America Holdings
1,390,000	2.625%, 2/1/2020	1,377,639
	Maple Escrow Subsidiary, Inc.
1,500,000	4.057%, 5/25/2023[g]	1,510,463
	Mead Johnson Nutrition Company
1,000,000	3.000%, 11/15/2020	996,878
	Merck & Company, Inc.
1,490,000	2.728%, (LIBOR 3M + 0.375%), 2/10/2020[b]	1,496,589
	Mondelez International, Inc.
1,484,000	2.878%, (LIBOR 3M + 0.520%), 2/1/2019[b]	1,486,430
	Mylan, Inc.
1,035,000	3.125%, 1/15/2023[g]	992,836
	Newell Rubbermaid, Inc.
1,150,000	3.150%, 4/1/2021	1,134,344
	PepsiCo, Inc.
1,065,000	2.867%, (LIBOR 3M + 0.530%), 10/6/2021[b]	1,078,601

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Consumer Non-Cyclical (5.7%) - continued
	Pernod Ricard SA
$1,915,000	4.250%, 7/15/2022[g]	$1,947,786
	Reynolds American, Inc.
447,000	3.250%, 6/12/2020	446,805
	Shire Acquisitions Investments Ireland Designated Activity Company
1,850,000	1.900%, 9/23/2019	1,824,696
1,000,000	2.875%, 9/23/2023	944,648
	Smithfield Foods, Inc.
720,000	2.700%, 1/31/2020[g]	708,602
2,000,000	2.650%, 10/3/2021[g]	1,904,820
	Teva Pharmaceutical Finance Netherlands III BV
1,000,000	6.000%, 4/15/2024	1,034,717
	Zimmer Biomet Holdings, Inc.
1,500,000	3.076%, (LIBOR 3M + 0.750%), 3/19/2021[b]	1,502,040

	Total	52,480,076

Energy (3.7%)
	Andeavor Logistics, LP
500,000	3.500%, 12/1/2022	491,397
	BP Capital Markets plc
1,400,000	1.676%, 5/3/2019	1,390,319
1,500,000	2.976%, (LIBOR 3M + 0.650%), 9/19/2022[b]	1,519,938
	Canadian Natural Resources, Ltd.
1,500,000	2.950%, 1/15/2023	1,448,252
	Cenovus Energy, Inc.
1,000,000	3.000%, 8/15/2022	954,148
	Chevron Corporation
500,000	2.840%, (LIBOR 3M + 0.510%), 11/16/2018[b]	500,771
	DCP Midstream Operating, LP
1,350,000	2.700%, 4/1/2019	1,339,875
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019	1,243,937
	Enbridge, Inc.
2,000,000	2.900%, 7/15/2022	1,941,790
	Encana Corporation
1,000,000	3.900%, 11/15/2021	1,007,110
	Energy Transfer Partners, LP
1,675,000	4.200%, 9/15/2023	1,677,469
	EOG Resources, Inc.
975,000	2.625%, 3/15/2023	937,857
	EQT Corporation
1,000,000	3.000%, 10/1/2022	962,015
	EQT Midstream Partners, LP
1,500,000	4.750%, 7/15/2023	1,506,143
	Exxon Mobil Corporation
1,900,000	1.708%, 3/1/2019	1,892,601
1,465,000	2.684%, (LIBOR 3M + 0.370%), 3/6/2022[b]	1,473,464
	Hess Corporation
500,000	3.500%, 7/15/2024	475,753
	Marathon Oil Corporation
2,000,000	2.800%, 11/1/2022	1,923,240
	Marathon Petroleum Corporation
1,325,000	3.400%, 12/15/2020	1,329,077
	NiSource Finance Corporation
1,000,000	2.650%, 11/17/2022	959,080
	Petrobras Global Finance BV
408,000	6.125%, 1/17/2022	422,974

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
77

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Energy (3.7%) - continued
	Petroleos Mexicanos
$1,200,000	5.977%, (LIBOR 3M + 3.650%), 3/11/2022[b]	$1,279,200
1,190,000	2.378%, 4/15/2025	1,156,400
	Plains All American Pipeline, LP
2,000,000	3.850%, 10/15/2023	1,967,353
	Shell International Finance BV
1,400,000	2.806%, (LIBOR 3M + 0.450%), 5/11/2020[b]	1,409,863
	Sinopec Group Overseas Development, Ltd.
1,175,000	1.750%, 9/29/2019[g]	1,153,066
	Transcontinental Gas Pipe Line Company, LLC
650,000	7.850%, 2/1/2026	794,725
	Williams Partners, LP
1,325,000	3.600%, 3/15/2022	1,320,754

	Total	34,478,571

Financials (17.3%)
	ABN AMRO Bank NV
1,600,000	2.450%, 6/4/2020[g]	1,574,408
	AerCap Ireland Capital Designated Activity Company and AerCap Global Aviation Trust
1,000,000	3.300%, 1/23/2023	966,200
	Aflac, Inc.
1,650,000	2.400%, 3/16/2020	1,633,899
	American Express Credit Corporation
2,080,000	2.885%, (LIBOR 3M + 0.550%), 3/18/2019[b]	2,086,637
650,000	3.386%, (LIBOR 3M + 1.050%), 9/14/2020[b]	660,286
	American International Group, Inc.
1,150,000	3.300%, 3/1/2021	1,147,660
	Ares Capital Corporation
1,100,000	4.875%, 11/30/2018	1,107,069
1,250,000	3.875%, 1/15/2020	1,252,221
	Athene Global Funding
2,000,000	3.566%, (LIBOR 3M + 1.230%), 7/1/2022[b,g]	2,037,020
	Banco Santander SA
800,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	803,592
	Bank of America Corporation
1,775,000	3.207%, (LIBOR 3M + 0.870%), 4/1/2019[b]	1,784,552
1,500,000	2.987%, (LIBOR 3M + 0.650%), 10/1/2021[b]	1,507,394
1,065,000	3.508%, (LIBOR 3M + 1.160%), 1/20/2023[b]	1,084,298
1,500,000	3.342%, (LIBOR 3M + 1.000%), 4/24/2023[b]	1,518,807
1,500,000	2.816%, 7/21/2023[b]	1,450,353
900,000	4.000%, 1/22/2025	889,027
900,000	6.100%, 3/17/2025[b,k]	938,025
1,500,000	3.133%, (LIBOR 3M + 0.770%), 2/5/2026[b]	1,479,135
	Bank of New York Mellon Corporation
500,000	4.500%, 6/20/2023[b,k]	477,000
	Barclays plc
1,250,000	3.250%, 1/12/2021	1,232,788
2,000,000	3.684%, 1/10/2023	1,951,200
2,000,000	3.710%, (LIBOR 3M + 1.380%), 5/16/2024[b]	1,991,860

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Financials (17.3%) - continued
	BB&T Corporation
$1,220,000	3.054%, (LIBOR 3M + 0.715%), 1/15/2020[b]	$1,229,071
	BNZ International Funding, Ltd.
2,000,000	3.031%, (LIBOR 3M + 0.700%), 2/21/2020[b,g]	2,013,941
1,175,000	3.316%, (LIBOR 3M + 0.980%), 9/14/2021[b,g]	1,188,348
	BPCE SA
1,000,000	3.549%, (LIBOR 3M + 1.220%), 5/22/2022[b,g]	1,013,324
	Capital One Financial Corporation
2,000,000	3.115%, (LIBOR 3M + 0.760%), 5/12/2020[b]	2,010,308
	Capital One NA
2,000,000	3.183%, (LIBOR 3M + 0.820%), 8/8/2022[b]	2,002,154
2,500,000	3.489%, (LIBOR 3M + 1.150%), 1/30/2023[b]	2,526,282
	Citigroup, Inc.
1,475,000	3.109%, (LIBOR 3M + 0.770%), 4/8/2019[b]	1,479,897
1,500,000	3.295%, (LIBOR 3M + 0.960%), 4/25/2022[b]	1,519,049
2,275,000	3.730%, (LIBOR 3M + 1.430%), 9/1/2023[b]	2,334,122
2,000,000	3.421%, (LIBOR 3M + 1.100%), 5/17/2024[b]	2,016,082
	CNA Financial Corporation
2,000,000	5.875%, 8/15/2020	2,095,951
1,250,000	5.750%, 8/15/2021	1,323,211
	Comerica, Inc.
750,000	3.700%, 7/31/2023	750,981
	Compass Bank
2,000,000	2.875%, 6/29/2022	1,928,780
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,500,000	11.000%, 6/30/2019[b,g,k]	1,593,000
1,400,000	2.500%, 1/19/2021	1,373,202
	Credit Agricole SA
1,350,000	3.139%, (LIBOR 3M + 0.800%), 4/15/2019[b,g]	1,356,210
1,450,000	3.297%, (LIBOR 3M + 0.970%), 6/10/2020[b,g]	1,467,589
950,000	8.125%, 12/23/2025[b,g,k]	1,042,625
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[g]	1,599,375
810,000	7.500%, 12/11/2023[b,g,k]	863,654
	Discover Bank
1,650,000	8.700%, 11/18/2019	1,754,032
	Discover Financial Services
2,250,000	2.600%, 11/13/2018	2,249,461
	Fifth Third Bancorp
1,100,000	2.875%, 10/1/2021	1,082,872
	Goldman Sachs Capital II
70,000	4.000%, (LIBOR 3M + 0.768%), 9/4/2018[b,k]	58,975
	Goldman Sachs Group, Inc.
1,525,000	3.443%, (LIBOR 3M + 1.100%), 11/15/2018[b]	1,529,550
1,755,000	3.507%, (LIBOR 3M + 1.160%), 4/23/2020[b]	1,778,094
1,530,000	3.513%, (LIBOR 3M + 1.170%), 11/15/2021[b]	1,550,370

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
78

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Financials (17.3%) - continued
$1,000,000	3.080%, (LIBOR 3M + 0.750%), 2/23/2023[b]	$1,000,616
2,000,000	3.342%, (LIBOR 3M + 1.000%), 7/24/2023[b]	2,016,507
1,125,000	3.919%, (LIBOR 3M + 1.600%), 11/29/2023[b]	1,168,628
	HSBC Holdings plc
1,175,000	3.837%, (LIBOR 3M + 1.500%), 1/5/2022[b]	1,208,938
2,000,000	3.262%, 3/13/2023[b]	1,967,405
1,500,000	6.250%, 3/23/2023[b,k]	1,511,250
1,000,000	6.000%, 5/22/2027[b,k]	969,000
	Huntington Bancshares, Inc.
1,450,000	3.150%, 3/14/2021	1,437,880
	ING Groep NV
1,350,000	6.000%, 4/16/2020[b,k]	1,362,690
2,400,000	3.484%, (LIBOR 3M + 1.150%), 3/29/2022[b]	2,442,560
	International Lease Finance Corporation
1,440,000	5.875%, 8/15/2022	1,532,323
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[g]	1,384,800
	J.P. Morgan Chase & Company
1,400,000	2.250%, 1/23/2020	1,383,835
1,250,000	5.300%, 5/1/2020[b,k]	1,271,875
1,250,000	3.875%, 9/10/2024	1,238,292
1,500,000	3.181%, (LIBOR 3M + 0.850%), 1/10/2025[b]	1,498,658
	J.P. Morgan Chase Bank NA
1,150,000	2.925%, (LIBOR 3M + 0.590%), 9/23/2019[b]	1,155,963
	Kilroy Realty, LP
700,000	3.800%, 1/15/2023	694,890
	Lincoln National Corporation
1,000,000	4.000%, 9/1/2023	1,010,791
	Lloyds Banking Group plc
2,000,000	2.907%, 11/7/2023[b]	1,911,652
350,000	4.582%, 12/10/2025	346,166
	Macquarie Bank, Ltd.
500,000	3.519%, (LIBOR 3M + 1.180%), 1/15/2019[b,g]	502,066
	Macquarie Group, Ltd.
1,500,000	3.339%, (LIBOR 3M + 1.020%), 11/28/2023[b,g]	1,494,867
	Mitsubishi UFJ Financial Group, Inc.
1,175,000	3.393%, (LIBOR 3M + 1.060%), 9/13/2021[b]	1,192,956
1,600,000	3.249%, (LIBOR 3M + 0.920%), 2/22/2022[b]	1,615,355
	Mizuho Financial Group Cayman 3, Ltd.
675,000	4.600%, 3/27/2024[g]	681,912
	Mizuho Financial Group, Inc.
1,175,000	3.473%, (LIBOR 3M + 1.140%), 9/13/2021[b]	1,193,765
1,500,000	3.259%, (LIBOR 3M + 0.940%), 2/28/2022[b]	1,513,609
	Morgan Stanley
1,000,000	5.450%, 7/15/2019[b,k]	1,015,000
1,950,000	3.155%, (LIBOR 3M + 0.800%), 2/14/2020[b]	1,955,558
900,000	5.550%, 7/15/2020[b,k]	922,500
1,000,000	2.903%, (LIBOR 3M + 0.550%), 2/10/2021[b]	1,001,800

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Financials (17.3%) - continued
$2,000,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	$2,032,086
1,400,000	3.742%, (LIBOR 3M + 1.400%), 10/24/2023[b]	1,436,898
1,425,000	5.000%, 11/24/2025	1,481,182
	Nationwide Building Society
2,000,000	3.766%, 3/8/2024[b,g]	1,952,591
	Peachtree Corners Funding Trust
1,125,000	3.976%, 2/15/2025[g]	1,088,866
	Prudential Financial, Inc.
1,150,000	2.350%, 8/15/2019	1,144,905
	Realty Income Corporation
2,000,000	3.250%, 10/15/2022	1,965,720
	Regions Financial Corporation
1,000,000	3.200%, 2/8/2021	994,365
	Reliance Standard Life Global Funding II
1,400,000	2.500%, 4/24/2019[g]	1,394,679
	Royal Bank of Scotland Group plc
2,000,000	3.498%, 5/15/2023[b]	1,949,693
2,000,000	3.813%, (LIBOR 3M + 1.470%), 5/15/2023[b]	2,014,873
	Santander Holdings USA, Inc.
1,000,000	3.400%, 1/18/2023	974,435
	Santander UK plc
750,000	3.125%, 1/8/2021	740,313
500,000	5.000%, 11/7/2023[g]	507,468
	Simon Property Group, LP
1,350,000	2.500%, 9/1/2020	1,331,764
1,400,000	2.500%, 7/15/2021	1,365,171
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[g]	1,976,148
2,000,000	2.500%, 4/5/2022[g]	1,946,372
	Standard Chartered plc
1,000,000	3.950%, 1/11/2023[g]	975,646
	State Street Corporation
2,062,000	3.226%, (LIBOR 3M + 0.900%), 8/18/2020[b]	2,092,343
	SunTrust Banks, Inc.
725,000	2.900%, 3/3/2021	716,728
	Svenska Handelsbanken AB
500,000	2.825%, (LIBOR 3M + 0.490%), 6/17/2019[b]	501,786
	Synchrony Financial
1,175,000	3.584%, (LIBOR 3M + 1.230%), 2/3/2020[b]	1,182,703
1,230,000	4.250%, 8/15/2024	1,190,271
	Toronto-Dominion Bank
1,400,000	3.266%, (LIBOR 3M + 0.930%), 12/14/2020[b]	1,420,478
	USB Group Funding Jersey, Ltd.
1,750,000	3.775%, (LIBOR 3M + 1.440%), 9/24/2020[b,g]	1,786,914
	USB Realty Corporation
1,200,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,g,k]	1,071,240
	Ventas Realty, LP
2,000,000	3.100%, 1/15/2023	1,936,552
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053[b]	504,230
	Wells Fargo & Company
1,000,000	6.111%, (LIBOR 3M + 3.770%), 9/15/2018[b,k]	1,008,200
1,760,000	3.019%, (LIBOR 3M + 0.680%), 1/30/2020[b]	1,772,498
750,000	3.450%, 2/13/2023	734,902
1,400,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	1,430,100

	Total	160,530,168

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
79

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Foreign Government (0.6%)
	Argentina Government International Bond
$1,440,000	5.625%, 1/26/2022	$1,367,280
	Export-Import Bank of Korea
1,720,000	2.250%, 1/21/2020	1,695,478
	Kommunalbanken AS
2,540,000	1.500%, 10/22/2019[g]	2,501,881
	Poland Government International Bond
125,000	4.000%, 1/22/2024	127,463

	Total	5,692,102

Mortgage-Backed Securities (3.2%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
146,936	6.500%, 9/1/2037	162,734
10,270,000	4.000%, 8/1/2048[f]	10,426,030
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
11,570,000	3.500%, 8/1/2033[f]	11,671,463
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
286,183	6.000%, 8/1/2024	310,349
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
637,871	3.291%, (LIBOR 12M + 1.522%), 1/1/2043[b]	657,516
1,219,933	4.290%, (LIBOR 12M + 1.550%), 7/1/2043[b]	1,257,444
750,000	4.500%, 8/1/2048[f]	778,025
250,000	5.000%, 8/1/2048[f]	264,121
	Homeward Opportunities Fund Trust
3,500,000	3.766%, 6/25/2048, Ser. 2018-1, Class A1[b,g]	3,499,983

	Total	29,027,665

Technology (2.5%)
	Amphenol Corporation
1,122,000	2.550%, 1/30/2019	1,120,900
	Apple, Inc.
2,450,000	2.663%, (LIBOR 3M + 0.300%), 5/6/2019[b]	2,455,839
1,900,000	2.655%, (LIBOR 3M + 0.300%), 5/6/2020[b]	1,908,526
	Broadcom Corporation
1,435,000	2.375%, 1/15/2020	1,415,868
2,000,000	2.650%, 1/15/2023	1,877,980
	Cisco Systems, Inc.
2,405,000	2.800%, (LIBOR 3M + 0.500%), 3/1/2019[b]	2,413,538
	Diamond 1 Finance Corporation
865,000	3.480%, 6/1/2019[g]	867,827
	Hewlett Packard Enterprise Company
2,200,000	4.267%, (LIBOR 3M + 1.930%), 10/5/2018[b]	2,206,985

Principal Amount	Long-Term Fixed Income (95.5%)	Value
Technology (2.5%) - continued
	Intel Corporation
$745,000	3.100%, 7/29/2022	$743,056
	Marvell Technology Group, Ltd.
1,000,000	4.200%, 6/22/2023	998,183
	Microsoft Corporation
2,000,000	1.850%, 2/6/2020	1,974,626
	Oracle Corporation
1,325,000	2.500%, 5/15/2022	1,292,183
1,500,000	2.625%, 2/15/2023	1,458,928
	Texas Instruments, Inc.
1,000,000	1.750%, 5/1/2020	980,801
	VMware, Inc.
1,500,000	2.950%, 8/21/2022	1,445,986

	Total	23,161,226

Transportation (1.5%)
	Air Canada Pass Through Trust
979,587	3.875%, 3/15/2023[g]	960,975
	American Airlines Pass Through Trust
915,753	5.600%, 7/15/2020[g]	930,634
999,598	4.950%, 1/15/2023	1,027,647
650,110	3.700%, 5/1/2023	641,814
	British Airways plc
1,214,586	4.625%, 6/20/2024[g]	1,249,201
	Continental Airlines, Inc.
1,771,680	4.150%, 4/11/2024	1,791,275
	Delta Air Lines, Inc.
363,705	4.750%, 5/7/2020	369,998
94,017	4.950%, 11/23/2020	94,891
	ERAC USA Finance, LLC
1,400,000	2.600%, 12/1/2021[g]	1,355,522
	J.B. Hunt Transport Services, Inc.
1,200,000	3.300%, 8/15/2022	1,190,539
	Ryder System, Inc.
1,000,000	3.400%, 3/1/2023	986,840
	TTX Company
2,000,000	2.250%, 2/1/2019[g]	1,992,275
650,000	4.125%, 10/1/2023*	655,469
	US Airways Pass Through Trust
743,675	3.950%, 11/15/2025	740,886

	Total	13,987,966

U.S. Government and Agencies (18.8%)
	Federal National Mortgage Association
3,000,000	2.500%, 4/13/2021	2,973,786
15,000,000	2.375%, 1/19/2023	14,658,645
	U.S. Treasury Bonds
2,050,000	2.250%, 11/15/2027	1,932,285
6,750,000	5.500%, 8/15/2028	8,229,199
690,000	3.000%, 5/15/2042	682,076
2,855,000	2.500%, 5/15/2046	2,545,076
	U.S. Treasury Bonds, TIPS
5,449,100	0.125%, 1/15/2023	5,284,412
6,300,349	0.375%, 1/15/2027	6,053,766
6,684,275	0.375%, 7/15/2027	6,427,362
5,839,130	1.000%, 2/15/2046	5,920,560
	U.S. Treasury Notes
3,350,000	1.500%, 10/31/2019	3,306,817
61,000,000	1.750%, 11/30/2019	60,351,875
10,000,000	1.875%, 12/15/2020	9,805,469
1,450,000	1.375%, 5/31/2021	1,395,172
1,250,000	2.625%, 6/15/2021	1,244,971
2,800,000	1.125%, 8/31/2021	2,663,609
21,525,000	2.000%, 11/30/2022	20,802,735
2,950,000	2.125%, 7/31/2024	2,825,201
	U.S. Treasury Notes, TIPS
18,043,460	0.125%, 4/15/2021	17,651,931

	Total	174,754,947

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
80

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal
Amount	Long-Term Fixed Income (95.5%)	Value
Utilities (1.8%)
	Ameren Corporation
$1,100,000	2.700%, 11/15/2020	$1,084,515
	DTE Energy Company
570,000	2.400%, 12/1/2019	563,878
	Edison International
1,000,000	2.950%, 3/15/2023	962,167
	Electricite de France SA
1,000,000	5.250%, 1/29/2023[b,g,k]	991,250
	Enel Finance International NV
2,000,000	2.750%, 4/6/2023[g]	1,885,308
	Exelon Corporation
1,350,000	2.850%, 6/15/2020	1,337,122
1,250,000	3.497%, 6/1/2022	1,237,100
	Exelon Generation Company, LLC
1,125,000	2.950%, 1/15/2020	1,119,475
	ITC Holdings Corporation
1,500,000	2.700%, 11/15/2022	1,443,135
	National Rural Utilities Cooperative Finance Corporation
850,000	4.750%, 4/30/2043[b]	858,485
	PPL Capital Funding, Inc.
1,420,000	3.500%, 12/1/2022	1,408,595
	Public Service Electric And Gas Company
2,070,000	1.800%, 6/1/2019	2,052,386
	Sempra Energy
1,420,000	2.400%, 3/15/2020	1,397,133

	Total	16,340,549

	Total Long-Term Fixed Income (cost $892,587,111)	885,033,362

Shares	Preferred Stock (0.2%)	Value
Financials (0.2%)
54,000	Citigroup Capital XIII, 8.709%[b]	1,453,680
7,350	Farm Credit Bank of Texas, 6.750%[b,g,k]	786,450

	Total	2,240,130

	Total Preferred Stock (cost $2,225,400)	2,240,130

Shares or
Principal
Amount	Short-Term Investments (6.8%)	Value
	Federal Home Loan Bank Discount Notes
900,000	1.905%, 8/23/2018[l,m]	898,950
200,000	1.910%, 9/5/2018[l,m]	199,626
	Thrivent Core Short-Term Reserve Fund
6,211,789	2.320%	62,117,894

	Total Short-Term Investments (cost $63,216,475)	63,216,470

	Total Investments (cost $963,598,772) 103.0%	$955,456,677

	Other Assets and Liabilities, Net (3.0%)	(28,005,985)

	Total Net Assets 100.0%	$927,450,692

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Defaulted security. Interest is not being accrued.
d	In bankruptcy. Interest is not being accrued.
e	All or a portion of the loan is unfunded.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $248,708,163 or 26.8% of total net assets.

h	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
j	All or a portion of the security is insured or guaranteed.
k	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited Maturity Bond Fund as of July 31, 2018 was $77,896,997 or 8.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
Apidos CLO XVIII, 7/22/2026	4/4/2017	$3,400,000
Ares XXXVII CLO, Ltd., 10/15/2030	5/18/2018	4,007,408
Assurant CLO III, Ltd., 10/20/2031	7/27/2018	4,700,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	3,050,000
Betony CLO, Ltd., 4/30/2031	6/5/2018	2,750,000
Birchwood Park CLO, Ltd.,
7/15/2026	2/14/2017	3,450,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	3,800,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	3,000,000
Cold Storage Trust, 4/15/2036	4/20/2017	4,850,000
COLT Mortgage Loan Trust, 5/27/2047	4/27/2017	1,543,150
Commonbond Student Loan Trust, 6/25/2032	6/17/2015	305,190
Deephaven Residential Mortgage Trust, 12/26/2046	4/7/2017	921,055
DRB Prime Student Loan Trust,
10/27/2031	9/23/2015	1,412,287
Edlinc Student Loan Funding Trust,
10/1/2025	11/29/2012	633,914

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
81

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Security	Acquisition Date	Cost
FRS, LLC, 4/15/2043	4/10/2013	$474,043
Garrison BSL CLO, Ltd., 7/17/2028	5/18/2018	6,000,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	3,200,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	3,450,000
Mortgage Equity Conversion Asset Trust, 2/25/2042	2/14/2007	1,464,522
Mortgage Equity Conversion Asset Trust, 1/25/2042	1/18/2007	1,500,851
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	2,800,000
NRZ Excess Spread-Collateralized Notes Series, 1/25/2023	1/24/2018	2,216,302
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	3,350,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	3,300,000
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	1,325,000
Radnor RE, Ltd., 3/25/2028	3/13/2018	3,300,000
Sound Point CLO XX, Ltd., 7/26/2031	6/15/2018	3,000,000
TTX Company, 10/1/2023	9/19/2013	649,993
Upstart Securitization Trust, 6/20/2024	6/13/2017	890,219
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	3,050,000
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	341,600

Definitions:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 1Y	-	Constant Maturity Treasury Yield 1 Year
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 6M	-	ICE Libor USD Rate 6 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
82

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Limited Maturity Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	115,405	–	115,405	–
Capital Goods	102,618	–	102,618	–
Communications Services	1,857,717	–	1,857,717	–
Consumer Cyclical	800,041	–	800,041	–
Consumer Non-Cyclical	1,074,968	–	1,074,968	–
Energy	324,568	–	324,568	–
Financials	204,980	–	204,980	–
Technology	486,418	–	486,418	–
Long-Term Fixed Income
Asset-Backed Securities	239,245,215	–	231,787,419	7,457,796
Basic Materials	4,443,713	–	4,443,713	–
Capital Goods	6,607,006	–	6,607,006	–
Collateralized Mortgage Obligations	44,191,764	–	44,191,764	–
Commercial Mortgage-Backed Securities	39,778,557	–	39,778,557	–
Communications Services	20,331,708	–	20,331,708	–
Consumer Cyclical	19,982,129	–	19,982,129	–
Consumer Non-Cyclical	52,480,076	–	52,480,076	–
Energy	34,478,571	–	34,478,571	–
Financials	160,530,168	–	160,530,168	–
Foreign Government	5,692,102	–	5,692,102	–
Mortgage-Backed Securities	29,027,665	–	29,027,665	–
Technology	23,161,226	–	23,161,226	–
Transportation	13,987,966	–	13,987,966	–
U.S. Government and Agencies	174,754,947	–	174,754,947	–
Utilities	16,340,549	–	16,340,549	–
Preferred Stock
Financials	2,240,130	1,453,680	786,450	–
Short-Term Investments	1,098,576	–	1,098,576	–
Subtotal Investments in Securities	$893,338,783	$1,453,680	$884,427,307	$7,457,796

Other Investments *	Total
Short-Term Investments	62,117,894
Subtotal Other Investments	$62,117,894
Total Investments at Value	$955,456,677

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	96,796	96,796	–	–
Total Asset Derivatives	$96,796	$96,796	$–	$–

Liability Derivatives
Futures Contracts	370,856	370,856	–	–
Total Liability Derivatives	$370,856	$370,856	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
83

LIMITED MATURITY BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

The following table presents Limited Maturity Bond Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $1,098,576 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	216	September 2018	$45,661,035	($4,035)
Ultra 10-Yr. U.S. Treasury Note	64	September 2018	8,038,205	96,796
Total Futures Long Contracts			$53,699,240	$92,761

CBOT 10-Yr. U.S. Treasury Note	(305)	September 2018	($36,272,580)	($151,094)
CBOT 5-Yr. U.S. Treasury Note	(520)	September 2018	(58,746,199)	(78,801)
CBOT U.S. Long Bond	(57)	September 2018	(8,052,846)	(96,373)
CME Ultra Long Term U.S. Treasury Bond	(16)	September 2018	(2,469,947)	(40,553)
Total Futures Short Contracts			($105,541,572)	($366,821)
Total Futures Contracts			($51,842,332)	($274,060)

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Limited Maturity Bond Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$42,477	$212,361	$192,720	6,212	$62,118	6.7%
Total Affiliated Short-Term Investments	42,477				62,118	6.7

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	3,467	12,494	15,961	–	–	–
Total Collateral Held for Securities Loaned	3,467				–	–
Total Value	$45,944				$62,118

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017- 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$1	$689
Total Income from Affiliated Investments				$689

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	3
Total Affiliated Income from Securities Loaned, Net				$3
Total	$–	$–	$1

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
84

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (94.4%)	Value
Consumer Discretionary (6.9%)
600	ABC-MART, Inc.	$32,513
3,000	Bridgestone Corporation	118,339
538	Bunzl plc	15,986
691	Burberry Group plc	19,087
303	Canadian Tire Corporation, Ltd.	41,267
324	Carnival Corporation	19,194
694	Home Depot, Inc.	137,079
265	McDonald’s Corporation	41,748
900	Park24 Company, Ltd.	25,255
1,300	Sankyo Company, Ltd.	51,229
2,800	Sekisui House, Ltd.	47,727
900	SHIMAMURA Company, Ltd.	84,219
1,128	TJX Companies, Inc.	109,709

	Total	743,352

Consumer Staples (14.1%)
2,152	Altria Group, Inc.	126,279
2,569	Coca-Cola Company	119,793
750	Colgate-Palmolive Company	50,258
1,336	Conagra Brands, Inc.	49,045
4,765	Empire Company, Ltd.	98,241
516	Hershey Company	50,676
7,200	Japan Tobacco, Inc.	204,910
4,447	Koninklijke Ahold Delhaize NV	113,090
3,100	Lawson, Inc.	186,155
551	Loblaw Companies, Ltd.	29,133
761	Mondelez International, Inc.	33,012
282	Nestle SA	22,981
1,050	NH Foods, Ltd.	41,802
1,271	PepsiCo, Inc.	146,165
428	Sysco Corporation	28,766
1,937	Unilever plc	110,650
1,123	Wal-Mart Stores, Inc.	100,205

	Total	1,511,161

Energy (2.0%)
1,453	Caltex Australia, Ltd.	35,151
424	Chevron Corporation	53,538
1,515	Exxon Mobil Corporation	123,488

	Total	212,177

Financials (13.6%)
52	Alleghany Corporation	32,722
1,564	Allstate Corporation	148,768
309	American Express Company	30,752
402	American Financial Group, Inc.	45,301
767	Aon plc	110,103
714	Arch Capital Group, Ltd.[a]	21,820
717	Berkshire Hathaway, Inc.[a]	141,873
720	Chubb, Ltd.	100,598
2,204	CI Financial Corporation	38,511
1,833	Direct Line Insurance Group plc	8,270
1,281	Hartford Financial Services Group, Inc.	67,509
1,097	Loews Corporation	55,706
65	Markel Corporation[a]	76,050
1,387	Marsh & McLennan Companies, Inc.	115,620
21,707	Medibank Private, Ltd.	50,203
594	Nasdaq, Inc.	54,292
437	Pargesa Holding SA	36,501
36	Partners Group Holding AG	27,319
2,594	Progressive Corporation	155,666
158	Travelers Companies, Inc.	20,562
1,615	U.S. Bancorp	85,611
397	W.R. Berkley Corporation	30,096

	Total	1,453,853

Shares	Common Stock (94.4%)	Value
Health Care (15.6%)
1,667	Abbott Laboratories	$109,255
9,500	Astellas Pharmaceutical, Inc.	154,953
595	CIGNA Corporation	106,755
1,512	Danaher Corporation	155,101
1,323	Eli Lilly and Company	130,726
1,034	Johnson & Johnson	137,026
1,161	Medtronic plc	104,757
2,500	Mitsubishi Tanabe Pharma Corporation	46,874
3,140	Novo Nordisk AS	156,206
3,903	Pfizer, Inc.	155,847
664	Roche Holding AG	163,109
196	Sonova Holding AG	36,135
635	Stryker Corporation	103,664
1,300	Takeda Pharmaceutical Company, Ltd.	54,890
236	UnitedHealth Group, Inc.	59,760

	Total	1,675,058

Industrials (8.5%)
361	Expeditors International of Washington, Inc.	27,497
229	General Dynamics Corporation	45,745
625	Honeywell International, Inc.	99,781
408	Lockheed Martin Corporation	133,049
329	Northrop Grumman Corporation	98,861
675	Raytheon Company	133,670
345	Republic Services, Inc.	25,006
6,416	Royal Mail plc	39,475
103	Schindler Holding AG	23,301
203	Schindler Holding AG, Participation Certificate	47,273
22	SGS SA	57,347
10,600	Singapore Airport Terminal Services, Ltd.	40,472
3,600	Sumitomo Electric Industries, Ltd.	55,379
1,049	Waste Connections, Inc.	81,413

	Total	908,269

Information Technology (15.3%)
153	Accenture plc	24,377
972	Amphenol Corporation	90,892
1,206	Automatic Data Processing, Inc.	162,798
498	Broadridge Financial Solutions, Inc.	56,264
698	CA, Inc.	30,858
4,300	Canon, Inc.	139,511
2,841	CGI Group, Inc.[a]	183,409
3,270	Cisco Systems, Inc.	138,288
1,374	Fidelity National Information Services, Inc.	141,700
987	Fiserv, Inc.[a]	74,499
187	International Business Machines Corporation	27,102
856	MasterCard, Inc.	169,488
1,023	Microsoft Corporation	108,520
3,108	Oracle Corporation	148,189
4,569	RELX plc	99,546
534	Synopsys, Inc.[a]	47,756

	Total	1,643,197

Materials (2.3%)
44	EMS-CHEMIE Holding AG	28,220

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
85

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (94.4%)	Value
Materials (2.3%) - continued
42	Givaudan SA	$98,310
1,300	Kuraray Company, Ltd.	18,374
2,896	Newmont Mining Corporation	106,225

	Total	251,129

Real Estate (2.8%)
133	Crown Castle International Corporation	14,740
300	Daito Trust Construction Company, Ltd.	50,270
1,118	Duke Realty Corporation	32,556
6,000	Hysan Development Company, Ltd.	32,896
10,000	Kerry Properties, Ltd.	50,728
1,133	Klepierre SA	42,670
2,500	Link REIT	24,805
154	Regency Centers Corporation	9,799
482	Swiss Prime Site AG	44,172

	Total	302,636

Telecommunications Services (6.6%)
751	BCE, Inc.	31,914
59,000	HKT Trust and HKT, Ltd.	78,858
5,400	KDDI Corporation	150,319
1,300	Nippon Telegraph & Telephone Corporation	60,130
5,800	NTT DOCOMO, Inc.	149,321
265,000	PCCW, Ltd.	154,753
118	Swisscom AG	55,400
861	TELUS Corporation	31,472

	Total	712,167

Utilities (6.7%)
1,204	American Electric Power Company, Inc.	85,653
3,700	Chugoku Electric Power Company, Inc.	48,686
15,000	CLP Holdings, Ltd.	171,464
2,179	CMS Energy Corporation	105,333
456	Edison International, Inc.	30,383
157	NextEra Energy, Inc.	26,304
2,400	Osaka Gas Company, Ltd.	46,189
308	Southern Company	14,969
2,000	Tokyo Gas Company, Ltd.	48,851
896	WEC Energy Group, Inc.	59,467
1,691	Xcel Energy, Inc.	79,240

	Total	716,539

	Total Common Stock (cost $9,548,902)	10,129,538

Shares or Principal Amount	Short-Term Investments (5.6%)	Value
	Federal Home Loan Bank Discount Notes
100,000	1.905%, 8/23/2018[b,c]	99,883
	Thrivent Core Short-Term Reserve Fund
50,440	2.320%	504,405

	Total Short-Term Investments (cost $604,288)	604,288

	Total Investments (cost $10,153,190) 100.0%	$10,733,826

	Other Assets and Liabilities, Net <0.1%	3,664

	Total Net Assets 100.0%	$10,737,490

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
c	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
86

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Low Volatility Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	743,352	307,730	435,622	–
Consumer Staples	1,511,161	704,199	806,962	–
Energy	212,177	177,026	35,151	–
Financials	1,453,853	1,293,049	160,804	–
Health Care	1,675,058	1,062,891	612,167	–
Industrials	908,269	645,022	263,247	–
Information Technology	1,643,197	1,220,731	422,466	–
Materials	251,129	106,225	144,904	–
Real Estate	302,636	57,095	245,541	–
Telecommunications Services	712,167	–	712,167	–
Utilities	716,539	401,349	315,190	–
Short-Term Investments	99,883	–	99,883	–
Subtotal Investments in Securities	$10,229,421	$5,975,317	$4,254,104	$–

Other Investments *	Total
Short-Term Investments	504,405
Subtotal Other Investments	$504,405
Total Investments at Value	$10,733,826

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,333	4,333	–	–
Total Asset Derivatives	$4,333	$4,333	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Low Volatility Equity Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $99,883 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
Eurex MSCI World Index	7	September 2018	$427,007	$4,333
Total Futures Long Contracts			$427,007	$4,333
Total Futures Contracts			$427,007	$4,333

Reference Description:

MSCI	-	Morgan Stanley Capital International

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
87

LOW VOLATILITY EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$266	$5,177	$4,939	50	$504	4.7%
Total Affiliated Short-Term Investments	266				504	4.7

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	41	41	–	–	–
Total Value	$266				$ 504

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$0	$5
Total Income from Affiliated Investments				$5
Total	$–	$–	$0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
88

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (90.6%)	Value
Consumer Discretionary (11.3%)
1,333,825	American Axle & Manufacturing Holdings, Inc.[a]	$22,301,554
567,975	Criteo SA ADR[a,b]	18,249,037
742,000	DISH Network Corporation[a]	23,417,520
245,725	Dollar Tree, Inc.[a]	22,429,778
123,775	Expedia Group, Inc.	16,566,046
185,125	Lululemon Athletica, Inc.[a]	22,205,744
189,700	RHa,b	25,772,642
464,350	Six Flags Entertainment Corporation[b]	30,159,532
669,526	Toll Brothers, Inc.	23,607,487
154,725	Whirlpool Corporation	20,284,447

	Total	224,993,787

Consumer Staples (1.4%)
961,525	Hain Celestial Group, Inc.[a]	27,345,771

	Total	27,345,771

Energy (5.3%)
176,710	Andeavor	26,517,103
965,613	Parsley Energy, Inc.[a]	30,349,216
1,106,650	Patterson-UTI Energy, Inc.	19,034,380
1,596,765	WPX Energy, Inc.[a]	29,971,279

	Total	105,871,978

Financials (18.4%)
1,127,100	Ally Financial, Inc.	30,161,196
1,145,200	Assured Guaranty, Ltd.	44,571,184
531,450	E*TRADE Financial Corporation[a]	31,786,024
336,200	First Republic Bank	33,236,732
1,986,876	Huntington Bancshares, Inc.	30,677,365
2,497,550	KeyCorp	52,123,869
36,210	Markel Corporation[a]	42,365,700
1,207,000	Radian Group, Inc.	23,114,050
1,507,850	Zions Bancorporation	77,955,845

	Total	365,991,965

Health Care (6.9%)
245,525	Edwards Lifesciences Corporation[a]	34,975,036
1,032,277	Halozyme Therapeutics, Inc.[a]	18,684,214
1,005,375	Myriad Genetics, Inc.[a]	43,985,156
230,589	Universal Health Services, Inc.	28,154,917
540,175	Valeant Pharmaceuticals International, Inc.[a]	11,743,405

	Total	137,542,728

Industrials (19.6%)
161,175	Acuity Brands, Inc.	22,408,160
450,275	AGCO Corporation	28,376,331
342,650	Brink’s Company	27,360,603
556,325	CSX Corporation	39,321,051
257,925	Huntington Ingalls Industries, Inc.	60,109,421
260,712	Oshkosh Corporation	19,618,578
263,800	SiteOne Landscape Supply, Inc.[a]	23,520,408
1,206,440	Southwest Airlines Company	70,166,550
439,150	United Continental Holdings, Inc.[a]	35,307,660
255,355	Verisk Analytics, Inc.[a]	28,247,370
289,500	WABCO Holdings, Inc.[a]	36,384,360

	Total	390,820,492

Information Technology (15.0%)
724,950	Akamai Technologies, Inc.[a]	54,559,737
246,750	Alliance Data Systems Corporation	55,489,140
781,750	Ciena Corporation[a]	19,856,450
504,350	Red Hat, Inc.[a]	71,229,351
605,363	Teradata Corporation[a]	23,179,349
678,126	Teradyne, Inc.	29,328,950

Shares	Common Stock (90.6%)	Value
Information Technology (15.0%) - continued
1,383,275	Twitter, Inc.[a]	$44,084,974
19,400	Zuora, Inc.[a,b]	475,882

	Total	298,203,833

Materials (5.1%)
530,150	Ball Corporation	20,659,946
1,335,250	Owens-Illinois, Inc.[a]	24,942,470
1,198,283	Steel Dynamics, Inc.	56,427,146

	Total	102,029,562

Real Estate (6.1%)
274,200	Camden Property Trust	25,388,178
203,650	Digital Realty Trust, Inc.	24,727,183
873,550	Duke Realty Corporation	25,437,776
946,550	General Growth Properties, Inc.	20,180,446
1,264,309	Host Hotels & Resorts, Inc.	26,474,631

	Total	122,208,214

Utilities (1.5%)
594,000	Public Service Enterprise Group, Inc.	30,626,640

	Total	30,626,640

	Total Common Stock (cost $1,300,521,345)	1,805,634,970

Shares	Collateral Held for Securities Loaned (2.5%)	Value
48,969,295	Thrivent Cash Management Trust	48,969,295

	Total Collateral Held for Securities Loaned (cost $48,969,295)	48,969,295

Shares or Principal Amount	Short-Term Investments (9.5%)	Value
	Thrivent Core Short-Term Reserve Fund
19,010,551	2.320%	190,105,508

	Total Short-Term Investments (cost $190,105,508)	190,105,508

	Total Investments (cost $1,539,596,148) 102.6%	$2,044,709,773

	Other Assets and Liabilities, Net (2.6%)	(52,690,068)

	Total Net Assets 100.0%	$1,992,019,705

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of July 31, 2018:

Securities Lending Transactions

Common Stock	$48,019,977

Total lending	$48,019,977
Gross amount payable upon return of collateral for securities loaned	$48,969,295

Net amounts due to counterparty	$949,318

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
89

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Mid Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	224,993,787	224,993,787	–	–
Consumer Staples	27,345,771	27,345,771	–	–
Energy	105,871,978	105,871,978	–	–
Financials	365,991,965	365,991,965	–	–
Health Care	137,542,728	137,542,728	–	–
Industrials	390,820,492	390,820,492	–	–
Information Technology	298,203,833	298,203,833	–	–
Materials	102,029,562	102,029,562	–	–
Real Estate	122,208,214	122,208,214	–	–
Utilities	30,626,640	30,626,640	–	–
Subtotal Investments in Securities	$1,805,634,970	$1,805,634,970	$–	$–

Other Investments *	Total
Short-Term Investments	190,105,508
Collateral Held for Securities Loaned	48,969,295
Subtotal Other Investments	$239,074,803
Total Investments at Value	$2,044,709,773

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:

						% of Net
	Value	Gross	Gross	Shares Held at	Value	Assets
Fund	10/31/2017	Purchases	Sales	7/31/2018	7/31/2018	7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$85,301	$274,666	$169,861	19,011	$190,106	9.5%
Total Affiliated Short-Term Investments	85,301				190,106	9.5

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	661	271,470	223,162	48,969	48,969	2.5
Total Collateral Held for Securities Loaned	661				48,969	2.5
Total Value	$85,962				$239,075

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
90

MID CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

		Change in
		Unrealized	Distributions of	Income Earned
	Net Realized	Appreciation/	Realized Capital	11/1/2017 -
Fund	Gain/(Loss)	(Depreciation)	Gains	7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$1	$2,055
Total Income from Affiliated Investments				$2,055

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	63
Total Affiliated Income from Securities Loaned, Net				$63
Total	$–	$–	$1

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
91

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (1.9%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$423,927	4.827%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$423,664
	Big River Steel, LLC, Term Loan
267,975	7.334%, (LIBOR 3M + 5.000%), 8/15/2023[b]	271,995
	Chemours Company, Term Loan
498,750	3.830%, (LIBOR 1M + 1.750%), 3/26/2025[b]	496,880
	CONSOL Mining Corporation, Term Loan
248,750	8.320%, (LIBOR 3M + 6.000%), 10/30/2022[b]	254,347
	Contura Energy, Inc., Term Loan
410,303	7.080%, (LIBOR 1M + 5.000%), 3/17/2024[b]	410,816
	Coronado Australian Holdings Property, Ltd., Term Loan
58,929	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	59,518
215,531	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	217,686
	MRC Global (US), Inc., Term Loan
371,566	5.077%, (LIBOR 1M + 3.000%), 9/20/2024[b]	372,495
	Peabody Energy Corporation, Term Loan
284,288	4.827%, (LIBOR 1M + 2.750%), 4/11/2025[b]	284,287
	Tronox Finance, LLC, Term Loan
181,992	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	182,837

	Total	2,974,525

Capital Goods (0.2%)
	Advanced Disposal Services, Inc., Term Loan
234,466	4.193%, (LIBOR 1W + 2.250%), 11/10/2023[b]	234,555
	Ball Metalpack, LLC, Term Loan
165,000	0.000%, (LIBOR 3M + 4.500%), 7/26/2025[b,d,e]	165,723
	BWAY Holding Company, Term Loan
875,000	0.000%, (LIBOR 3M + 3.250%), 4/3/2024[b,d,e]	872,270
	Cortes NP Intermediate Holding II Corporation, Term Loan
705,713	6.100%, (LIBOR 1M + 4.000%), 11/30/2023[b]	700,123
	Flex Acquisition Company, Inc. Term Loan
1,180,000	5.751%, (LIBOR 3M + 3.250%), 6/22/2025[b]	1,178,525
	GFL Environmental, Inc., Term Loan
17,680	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	17,621
142,320	5.084%, (LIBOR 3M + 2.750%), 5/31/2025[b]	141,846
	Navistar, Inc., Term Loan
467,650	5.600%, (LIBOR 1M + 3.500%), 11/3/2024[b]	467,650

Principal Amount	Bank Loans (1.9%)a	Value
Capital Goods (0.2%) - continued
	Sterigenics-Nordion Holdings, LLC, Term Loan
$548,063	5.334%, (LIBOR 3M + 3.000%), 5/15/2022[b]	$547,723

	Total	4,326,036

Communications Services (0.5%)
	Altice Financing SA, Term Loan
1,015,000	0.000%, (LIBOR 3M + 4.000%), 1/31/2026[b,d,e]	992,000
	CenturyLink, Inc., Term Loan
721,375	4.827%, (LIBOR 1M + 2.750%), 1/31/2025[b]	709,833
	Charter Communications Operating, LLC, Term Loan
497,500	4.080%, (LIBOR 1M + 2.000%), 4/13/2025[b]	497,614
	Frontier Communications Corporation, Term Loan
725,050	5.830%, (LIBOR 1M + 3.750%), 6/1/2024[b]	713,913
	Hargray Merger Subsidiary Corporation, Term Loan
367,096	5.077%, (LIBOR 1M + 3.000%), 3/24/2024[b,d,e]	368,318
	Intelsat Jackson Holdings SA, Term Loan
400,000	5.827%, (LIBOR 1M + 3.750%), 11/27/2023[b]	401,064
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
905,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	883,506
110,493	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	101,792
	Mediacom Illinois, LLC, Term Loan
209,475	3.700%, (LIBOR 1W + 1.750%), 2/15/2024[b]	208,602
	NEP/NCP Holdco, Inc., Term Loan
572,724	5.327%, (LIBOR 3M + 3.250%), 7/21/2022[b]	570,817
45,374	9.067%, (LIBOR 1M + 7.000%), 1/23/2023[b]	45,487
	Radiate Holdco, LLC, Term Loan
975,063	5.077%, (LIBOR 1M + 3.000%), 2/1/2024[b]	965,683
	Sable International Finance, Ltd., Term Loan
1,005,000	5.327%, (LIBOR 1M + 3.250%), 2/6/2026[b]	1,004,749
	SBA Senior Finance II, LLC, Term Loan
305,000	4.080%, (LIBOR 1M + 2.000%), 4/6/2025[b]	304,161
	SFR Group SA, Term Loan
192,562	4.822%, (LIBOR 1M + 2.750%), 6/22/2025[b]	183,320
	Sinclair Television Group, Inc., Term Loan
860,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	857,635
	Sprint Communications, Inc., Term Loan
864,062	4.625%, (LIBOR 1M + 2.500%), 2/2/2024[b]	863,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
92

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (1.9%)a	Value
Communications Services (0.5%) - continued
	Syniverse Holdings, Inc., Term Loan
$119,700	7.078%, (LIBOR 1M + 5.000%), 2/9/2023[b]	$119,716
	Univision Communications, Inc., Term Loan
693,235	4.827%, (LIBOR 1M + 2.750%), 3/15/2024[b]	672,438
	WideOpenWest Finance, LLC, Term Loan
360,278	5.329%, (LIBOR 1M + 3.250%), 8/6/2023[b]	344,854
	Windstream Services, LLC, Term Loan
299,239	6.080%, (LIBOR 3M + 4.000%), 3/30/2021[b,d,e]	281,135

	Total	11,090,483

Consumer Cyclical (0.3%)
	Cengage Learning Acquisitions, Term Loan
683,373	6.329%, (LIBOR 1M + 4.250%), 6/7/2023[b]	645,644
	Four Seasons Hotels, Ltd., Term Loan
348,232	4.077%, (LIBOR 1M + 2.000%), 11/30/2023[b]	347,985
	Golden Entertainment, Inc., Term Loan
671,625	5.080%, (LIBOR 1M + 3.000%), 8/15/2024[b]	670,785
105,000	9.070%, (LIBOR 1M + 7.000%), 8/15/2025[b]	105,919
	Golden Nugget, Inc., Term Loan
529,606	4.827%, (LIBOR 1M + 2.750%), 10/4/2023[b]	531,004
	KAR Auction Services, Inc., Term Loan
212,610	4.625%, (LIBOR 1M + 2.500%), 3/9/2023[b]	212,876
	Men’s Warehouse, Inc., Term Loan
199,500	5.592%, (LIBOR 1M + 3.500%), 3/28/2025[b]	200,623
	Mohegan Tribal Gaming Authority, Term Loan
499,282	6.077%, (LIBOR 1M + 4.000%), 10/13/2023[b]	465,995
	Neiman Marcus Group, LLC, Term Loan
193,984	5.336%, (LIBOR 1M + 3.250%), 10/25/2020[b]	170,968
	Scientific Games International, Inc., Term Loan
942,638	4.903%, (LIBOR 1M + 2.750%), 8/14/2024[b]	942,769
	Stars Group Holdings BV, Term Loan
810,000	0.000%, (LIBOR 3M + 3.500%), 7/29/2025[b,d,e]	816,861
	Tenneco, Inc., Term Loan
515,000	0.000%, (LIBOR 3M + 2.750%), 6/18/2025[b,c,d,e]	513,713
	Wyndham Hotels & Resorts, Inc., Term Loan
245,000	3.827%, (LIBOR 1M + 1.750%), 3/29/2025[b]	245,537

	Total	5,870,679

Principal Amount	Bank Loans (1.9%)a	Value
Consumer Non-Cyclical (0.3%)
	Air Medical Group Holdings, Inc., Term Loan
$965,150	5.347%, (LIBOR 1M + 3.250%), 4/28/2022[b]	$935,848
104,475	6.329%, (LIBOR 1M + 4.250%), 9/26/2024[b]	102,960
	Albertson’s, LLC, Term Loan
253,394	4.827%, (LIBOR 1M + 2.750%), 8/25/2021[b]	252,300
349,626	5.337%, (LIBOR 3M + 3.000%), 12/21/2022[b]	348,098
445,591	5.319%, (LIBOR 3M + 3.000%), 6/22/2023[b]	442,619
	Anmeal Pharmaceuticals LLC, Term Loan
394,909	5.625%, (LIBOR 1M + 3.500%), 3/23/2025[b]	397,626
	Burlington Coat Factory Warehouse Corporation, Term Loan
365,802	4.580%, (LIBOR 1M + 2.500%), 11/9/2024[b]	367,328
	CHS/Community Health Systems, Inc., Term Loan
402,079	5.557%, (LIBOR 3M + 3.250%), 1/27/2021[b]	394,653
	Endo Luxembourg Finance Company I SARL., Term Loan
605,467	6.375%, (LIBOR 1M + 4.250%), 4/27/2024[b]	605,594
	Energizer Holdings, Inc., Term Loan
510,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	511,275
	JBS USA LUX SA, Term Loan
884,461	4.834%, (LIBOR 3M + 2.500%), 10/30/2022[b]	883,196
	McGraw-Hill Global Education Holdings, LLC, Term Loan
834,784	6.077%, (LIBOR 1M + 4.000%), 5/4/2022[b]	820,325
	Ortho-Clinical Diagnostics, Term Loan
1,030,000	5.327%, (LIBOR 1M + 3.250%), 6/2/2025[b]	1,028,342
	Revlon Consumer Products Corporation, Term Loan
335,729	5.577%, (LIBOR 1M + 3.500%), 9/7/2023[b]	245,387
	Valeant Pharmaceuticals International, Inc., Term Loan
820,000	5.092%, (LIBOR 1M + 3.000%), 5/28/2025[b]	820,730

	Total	8,156,281

Energy (0.1%)
	Calpine Corporation, Term Loan
362,199	4.840%, (LIBOR 3M + 2.500%), 1/15/2024[b]	362,410
	Consolidated Energy Finance SA, Term Loan
205,000	4.597%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	204,487
	Houston Fuel Oil Terminal Company, LLC, Term Loan
775,000	5.090%, (LIBOR 3M + 2.750%), 6/19/2025[b]	772,334

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
93

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (1.9%)a	Value
Energy (0.1%) - continued
	McDermott Technology (Americas), Inc., Term Loan
$583,538	7.077%, (LIBOR 1M + 5.000%), 4/4/2025[b]	$586,747
	MEG Energy Corporation, Term Loan
44,063	5.580%, (LIBOR 1M + 3.500%), 12/31/2023[b]	44,107
	Pacific Drilling SA, Term Loan
416,512	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	155,151
	Stetson Midstream, LP, Term Loan
390,000	0.000%, (LIBOR 3M + 4.250%), 7/18/2025[b,d,e]	391,462

	Total	2,516,698

Financials (0.2%)
	ASP AMC Merger Sub, Inc., Term Loan
629,401	5.834%, (LIBOR 3M + 3.500%), 4/13/2024[b]	577,004
	Avolon TLB Borrower 1 US, LLC, Term Loan
630,000	4.086%, (LIBOR 1M + 2.000%), 1/15/2025[b]	625,351
	Brookfield Retail Holdings VII Sub 3, LLC, Term Loan
570,000	0.000%, (LIBOR 3M + 2.500%), 5/7/2025[b,d,e]	565,012
	Digicel International Finance, Ltd., Term Loan
562,169	5.330%, (LIBOR 1M + 3.250%), 5/10/2024[b]	538,839
	DJO Finance, LLC, Term Loan
238,386	5.458%, (LIBOR 1M + 3.250%), 6/7/2020[b]	237,840
	Genworth Holdings, Inc., Term Loan
104,738	6.578%, (LIBOR 1M + 4.500%), 2/28/2023[b]	106,636
	Harland Clarke Holdings Corporation, Term Loan
596,932	7.084%, (LIBOR 3M + 4.750%), 10/31/2023[b]	572,458
	MoneyGram International, Inc., Term Loan
606,118	5.344%, (LIBOR 3M + 3.250%), 3/28/2020[b]	578,843
	TransUnion, LLC, Term Loan
392,037	4.077%, (LIBOR 1M + 2.000%), 4/9/2023[b]	392,853
	Tronox Finance, LLC, Term Loan
419,983	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	421,931

	Total	4,616,767

Technology (0.2%)
	Micron Technology, Inc., Term Loan
483,766	3.830%, (LIBOR 1M + 1.750%), 4/26/2022[b]	484,772
	Plantronics, Inc., Term Loan
1,030,000	4.577%, (LIBOR 3M + 2.500%), 6/1/2025[b,d,e]	1,028,496
	Rackspace Hosting, Inc., Term Loan
455,400	5.363%, (LIBOR 3M + 3.000%), 11/3/2023[b]	452,954

Principal Amount	Bank Loans (1.9%)a	Value
Technology (0.2%) - continued
	SS&C Technologies Holdings Europe SARL, Term Loan
$144,462	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	$144,824
	SS&C Technologies, Inc., Term Loan
376,617	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	377,558
	TNS, Inc., Term Loan
557,440	6.080%, (LIBOR 1M + 4.000%), 8/14/2022[b]	559,007
	Vantiv, LLC, Term Loan
967,575	3.824%, (LIBOR 1M + 1.750%), 8/20/2024[b]	965,766

	Total	4,013,377

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
707,850	6.577%, (LIBOR 1M + 4.500%), 5/18/2023[b]	709,620
	OSG Bulk Ships, Inc., Term Loan
124,967	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	123,561

	Total	833,181

Utilities (<0.1%)
	EnergySolutions, LLC, Term Loan
245,000	6.084%, (LIBOR 3M + 3.750%), 5/7/2025[b,c]	246,837
	HD Supply Waterworks, Term Loan
312,638	5.253%, (LIBOR 3M + 3.000%), 7/21/2024[b]	313,679
	Talen Energy Supply, LLC, Term Loan
231,902	6.077%, (LIBOR 1M + 4.000%), 7/6/2023[b]	233,298
	TerraForm Power Operating, LLC, Term Loan
174,561	4.077%, (LIBOR 1M + 2.000%), 11/8/2022[b]	174,561

	Total	968,375

	Total Bank Loans (cost $45,898,844)	45,366,402

Shares	Registered Investment Companies (44.0%)	Value
Affiliated Equity Holdings (32.2%)
2,203,086	Thrivent Core International Equity Fund	22,537,575
6,327,806	Thrivent Core Low Volatility Equity Fund[h]	66,884,909
12,490,426	Thrivent Large Cap Growth Fund, Class S	161,875,918
1,828,360	Thrivent Large Cap Stock Fund, Class S	52,729,891
8,148,795	Thrivent Large Cap Value Fund, Class S	194,104,308
3,723,782	Thrivent Mid Cap Stock Fund, Class S	110,596,319
12,134,999	Thrivent Partner Worldwide Allocation Fund, Class S	132,878,241

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
94

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Registered Investment Companies (44.0%)	Value
Affiliated Equity Holdings (32.2%)- continued
1,034,330	Thrivent Small Cap Stock Fund, Class S	$28,640,590

	Total	770,247,751

Affiliated Fixed Income Holdings (10.5%)
4,289,677	Thrivent Core Emerging Markets Debt Fund	39,851,103
7,780,609	Thrivent High Yield Fund, Class S	36,880,086
12,374,153	Thrivent Income Fund, Class S	109,882,474
5,151,182	Thrivent Limited Maturity Bond Fund, Class S	63,565,588

	Total	250,179,251

Equity Funds/Exchange Traded Funds (0.6%)
6,630	iShares Russell 2000 Growth Index Fund	1,376,057
1,181	iShares Russell 2000 Index Fund	195,892
7,498	ProShares Ultra S&P 500[i]	893,612
32,421	SPDR S&P 500 ETF Trust	9,121,000
13,411	SPDR S&P Biotech ETF[i]	1,277,934
2,220	SPDR S&P Health Care Equipment ETF	179,265
3,480	SPDR S&P Retail ETF	172,712
2,900	Vanguard REIT ETF	237,626

	Total	13,454,098

Fixed Income Funds/Exchange Traded Funds (0.7%)
122,000	Invesco Senior Loan ETF	2,808,440
20,000	iShares Barclays 1-3 Year Credit Bond Fund	2,074,200
13,050	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,510,668
140,900	Vanguard Short-Term Corporate Bond ETF	11,012,744

	Total	17,406,052

	Total Registered Investment Companies (cost $774,275,005)	1,051,287,152

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Asset-Backed Securities (1.0%)
	Access Group, Inc.
86,038	2.591%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,j	85,087
	AMSR Trust
725,000	3.473%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ab,j	726,130
	Apidos CLO XVIII
650,000	3.467%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,b	650,014
	Babson CLO, Ltd.
210,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	210,102
	BANK 2018-BNK13
1,600,000	4.217%, 8/15/2061, Ser. 2018-BN13, Class A5[c,e]	1,647,920
	Betony CLO, Ltd.
190,000	3.189%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1*,b	189,782

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Asset-Backed Securities (1.0%) - continued
	Birchwood Park CLO, Ltd.
$210,000	3.519%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,b	$210,095
	BlueMountain CLO, Ltd.
475,000	3.479%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,b	475,234
	Cent CLO 22, Ltd.
200,000	3.773%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	200,016
	Commonbond Student Loan Trust
398,939	2.730%, 10/25/2040, Ser. 2016-B, Class A1[j]	388,787
266,738	2.564%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,j]	266,781
1,329,526	3.210%, 2/25/2044, Ser. 2018-AGS, Class A1[j]	1,319,820
	DRB Prime Student Loan Trust
429,950	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	428,724
460,698	2.890%, 6/25/2040, Ser. 2016-B, Class A2[j]	453,678
	Earnest Student Loan Program, LLC
449,049	3.020%, 5/25/2034, Ser. 2016-B, Class A2[j]	444,916
	Edlinc Student Loan Funding Trust
20,710	5.080%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,b	20,983
	Galaxy XX CLO, Ltd.
650,000	3.348%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class AR*,b	647,231
	GoldenTree Loan Opportunities IX, Ltd.
250,000	3.709%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,b	250,229
	Golub Capital Partners, Ltd.
769,000	3.548%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class AR*,b	771,784
	Harley Marine Financing, LLC
2,313,375	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	2,309,905
	Limerock CLO III, LLC
650,000	3.548%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,b	650,266
	Madison Park Funding XIV, Ltd.
725,000	3.468%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,b	725,276
	Magnetite XII, Ltd.
650,000	3.669%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,b	650,374
	Morgan Stanley Bank of America Merrill Lynch Trust
700,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	695,237

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
95

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Asset-Backed Securities (1.0%) - continued
$700,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	$684,119
	Mountain View CLO, Ltd.
475,000	3.459%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1R*,b	474,475
	Neuberger Berman CLO XIV, Ltd.
850,000	3.589%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,b	851,956
	Neuberger Berman CLO, Ltd.
180,000	3.527%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,b	180,338
	Octagon Investment Partners XVI, Ltd.
200,000	3.736%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2R*,b	199,998
	Octagon Investment Partners XX, Ltd.
675,000	3.485%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,b	675,047
	OZLM VIII, Ltd.
210,000	3.466%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,b	210,102
	PPM CLO, Ltd.
600,000	3.489%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class A*,b,c,e	600,000
	Race Point IX CLO, Ltd.
600,000	3.549%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b	602,071
	Renaissance Home Equity Loan Trust
1,226,264	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[k]	908,295
	Shackleton CLO, Ltd.
450,000	3.509%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1*,b	449,982
	SLM Student Loan Trust
119,817	2.464%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	117,893
	SoFi Consumer Loan Program, LLC
393,358	2.140%, 9/25/2026, Ser. 2017-5, Class A1[j]	391,245
	SoFi Professional Loan Program, LLC
180,414	2.420%, 3/25/2030, Ser. 2015-A, Class A2[j]	177,796
1,500,000	2.490%, 1/25/2036, Ser. 2016-E, Class A2Bj	1,475,065
	Stanwich Mortgage Loan Company, LLC
18,790	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,k	18,795
	Symphony CLO XV, Ltd.
650,000	3.516%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,b	650,371
	Verus Securitization Trust
900,000	3.677%, 6/1/2058, Ser. 2018-2, Class A1[b,j]	902,579

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Asset-Backed Securities (1.0%) - continued
	Voya CLO 3, Ltd.
$210,000	3.055%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1R*,b	$209,163

	Total	24,197,661

Basic Materials (0.5%)
	Alcoa Nederland Holding BV
455,000	6.750%, 9/30/2024[j]	484,006
	Anglo American Capital plc
550,000	4.875%, 5/14/2025[j]	552,903
	ArcelorMittal SA
190,000	5.500%, 3/1/2021	197,600
916,000	6.125%, 6/1/2025[i]	992,211
	Braskem Netherlands Finance BV
804,000	4.500%, 1/10/2028[j]	772,564
	BWAY Holding Company
475,000	5.500%, 4/15/2024[j]	463,719
	CF Industries, Inc.
800,000	3.450%, 6/1/2023[i]	766,000
	Chemours Company
460,000	5.375%, 5/15/2027	447,350
	First Quantum Minerals, Ltd.
320,000	7.500%, 4/1/2025[j]	322,000
	Georgia-Pacific, LLC
135,000	2.539%, 11/15/2019[j]	134,018
	Glencore Funding, LLC
152,000	4.125%, 5/30/2023[j]	149,866
200,000	4.000%, 3/27/2027[j]	187,897
	International Paper Company
390,000	4.350%, 8/15/2048	362,660
	Kinross Gold Corporation
304,000	5.950%, 3/15/2024	314,640
460,000	4.500%, 7/15/2027	423,416
	Novelis Corporation
175,000	5.875%, 9/30/2026[j]	167,781
	Olin Corporation
560,000	5.125%, 9/15/2027	548,800
	Peabody Securities Finance Corporation
465,000	6.375%, 3/31/2025[j]	495,225
	Platform Specialty Products Corporation
350,000	5.875%, 12/1/2025[j]	351,645
	Sherwin-Williams Company
353,000	3.125%, 6/1/2024	339,923
	Steel Dynamics, Inc.
385,000	5.000%, 12/15/2026	383,556
	Syngenta Finance NV
475,000	3.933%, 4/23/2021[j]	474,370
	Teck Resources, Ltd.
674,000	6.125%, 10/1/2035	699,275
	United States Steel Corporation
550,000	6.250%, 3/15/2026	550,000
	Vale Overseas, Ltd.
225,000	6.250%, 8/10/2026	247,365
275,000	6.875%, 11/21/2036	319,605
230,000	6.875%, 11/10/2039	270,825
	Westlake Chemical Corporation
304,000	3.600%, 8/15/2026	289,025
	WestRock Company
370,000	3.750%, 3/15/2025[j]	362,411

	Total	12,070,656

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
96

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Capital Goods (0.5%)
	AECOM
$590,000	5.875%, 10/15/2024	$618,025
	Ardagh Packaging Finance plc
480,000	6.000%, 2/15/2025[j]	468,600
	Ashtead Capital, Inc.
435,000	4.125%, 8/15/2025[j]	413,794
	Bombardier, Inc.
580,000	7.500%, 3/15/2025[j]	609,000
	Building Materials Corporation of America
460,000	6.000%, 10/15/2025[j]	465,750
	Cemex SAB de CV
510,000	6.125%, 5/5/2025[j]	527,340
	Cintas Corporation No. 2
230,000	3.700%, 4/1/2027	227,043
	CNH Industrial Capital, LLC
336,000	4.875%, 4/1/2021	343,872
	CNH Industrial NV
420,000	3.850%, 11/15/2027	394,952
	Crown Americas Capital Corporation IV
325,000	4.500%, 1/15/2023	321,547
	Crown Cork & Seal Company, Inc.
450,000	7.375%, 12/15/2026	486,000
	Huntington Ingalls Industries, Inc.
510,000	3.483%, 12/1/2027	483,557
	L3 Technologies, Inc.
507,000	3.950%, 5/28/2024	500,028
	Lockheed Martin Corporation
105,000	2.500%, 11/23/2020	103,623
312,000	3.600%, 3/1/2035	294,961
304,000	4.500%, 5/15/2036	319,420
78,000	6.150%, 9/1/2036	96,382
	Northrop Grumman Corporation
550,000	3.850%, 4/15/2045	506,912
	Owens-Brockway Glass Container, Inc.
675,000	5.000%, 1/15/2022[j]	675,000
	Republic Services, Inc.
235,000	2.900%, 7/1/2026	217,617
	Reynolds Group Issuer, Inc.
570,000	5.125%, 7/15/2023[j]	566,808
	Rockwell Collins, Inc.
580,000	2.800%, 3/15/2022	564,004
	Roper Industries, Inc.
363,000	2.050%, 10/1/2018	362,702
	Roper Technologies, Inc.
228,000	2.800%, 12/15/2021	222,805
	Siemens Financieringsmaatschappij NV
636,000	4.200%, 3/16/2047[j]	642,440
	Standard Industries, Inc.
195,000	5.500%, 2/15/2023[j]	199,154
	Textron, Inc.
250,000	7.250%, 10/1/2019	260,819
510,000	3.375%, 3/1/2028	474,810
	United Rentals North America, Inc.
435,000	5.500%, 7/15/2025	442,069
	United Technologies Corporation
390,000	4.050%, 5/4/2047	369,762

	Total	12,178,796

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Collateralized Mortgage Obligations (0.8%)
	Alternative Loan Trust
$198,515	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	$171,352
	Angel Oak Mortgage Trust I, LLC
132,610	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	132,612
2,569,955	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,j]	2,569,603
	Bayview Opportunity Master Fund Trust
501,773	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ab,j	503,873
853,910	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ab,j	857,485
658,556	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,j	653,326
	CIM Trust
2,052,146	5.000%, 12/25/2057, Ser. 2018-R3, Class A1*,b	2,136,832
	Citigroup Mortgage Loan Trust, Inc.
265,493	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	266,084
	CitiMortgage Alternative Loan Trust
880,202	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	826,920
	COLT Mortgage Loan Trust
695,462	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,j	690,522
	Countrywide Alternative Loan Trust
266,076	3.301%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	232,998
316,247	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	264,650
165,282	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	157,920
859,061	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	710,177
889,019	7.000%, 10/25/2037, Ser. 2007-24, Class A10	568,211
	Countrywide Home Loans, Inc.
310,795	5.750%, 4/25/2037, Ser. 2007-3, Class A27	254,348
	Deutsche Alt-A Securities Mortgage Loan Trust
215,143	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	195,797
	Federal Home Loan Mortgage Corporation
993,982	4.000%, 7/15/2031, Ser. 4104, Class KIl	115,143
698,726	3.000%, 2/15/2033, Ser. 4170, Class IGl	78,119
	Federal National Mortgage Association
1,355,221	3.500%, 1/25/2033, Ser. 2012-150, Class YIl	174,182
	Impac Secured Assets Trust
1,118,611	2.304%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	930,750
	J.P. Morgan Mortgage Trust
144,034	4.088%, 6/25/2036, Ser. 2006-A4, Class 1A2[b]	137,674
73,588	3.739%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	64,683

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
97

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Collateralized Mortgage Obligations (0.8%) - continued
$657,714	2.444%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	$369,529
805,279	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	478,396
	MASTR Alternative Loans Trust
229,789	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	231,913
434,938	2.514%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	207,755
	Merrill Lynch Alternative Note Asset Trust
226,024	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	181,109
	MortgageIT Trust
776,146	2.264%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	689,263
	Preston Ridge Partners Mortgage Trust, LLC
1,087,749	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,k	1,080,483
	Pretium Mortgage Credit Partners, LLC
587,547	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[j,k]	582,274
	Residential Asset Securitization Trust
872,631	2.444%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	202,276
	Sunset Mortgage Loan Company, LLC
13,987	3.500%, 6/15/2047, Ser. 2017-NPL1, Class A*,k	13,983
	Towd Point Mortgage Trust
574,225	2.750%, 10/25/2056, Ser. 2017-1, Class A1[b,j]	562,509
552,573	2.664%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[b,j]	552,699
	Verus Securitization Trust
469,003	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,b	466,365
692,915	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,b	683,272
	WaMu Mortgage Pass Through Certificates
67,781	3.342%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	65,626
268,974	3.381%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	260,717
	Washington Mutual Mortgage Pass Through Certificates Trust
467,449	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	383,973

	Total	19,705,403

Commercial Mortgage-Backed Securities (1.0%)
	Benchmark 2018-B5 Mortgage Trust
1,775,000	4.208%, 7/15/2051, Ser. 2018-B5, Class A4[e]	1,829,719

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Commercial Mortgage-Backed Securities (1.0%) - continued
	CSAIL Commercial Mortgage Trust
$1,300,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	$1,284,081
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
713,869	2.776%, 3/25/2023, Ser. K724, Class A1[m]	706,130
1,100,000	3.002%, 1/25/2024, Ser. K725, Class A2	1,088,269
	Federal National Mortgage Association - ACES
800,000	2.486%, 12/25/2026, Ser. 2017-M3, Class A2[b]	746,008
1,225,000	2.785%, 2/25/2027, Ser. 2017-M2, Class A2[b]	1,163,039
1,600,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	1,537,956
1,350,000	3.150%, 3/25/2028, Ser. 2018-M7, Class A2[b]	1,296,335
	Federal National Mortgage Association Grantor Trust
1,574,080	2.898%, 6/25/2027, Ser. 2017-T1, Class Am	1,494,468
	GS Mortgage Securities Trust
850,000	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	863,802
1,200,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	1,207,384
1,400,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	1,363,701
	JPMBB Commercial Mortgage Securities Trust
600,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	590,334
	Morgan Stanley Capital I, Inc.
3,000,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	3,072,239
	UBS Commercial Mortgage Trust
1,069,888	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	1,069,555
2,100,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	2,158,009
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	497,267
	WFRBS Commercial Mortgage Trust
830,301	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	813,580

	Total	22,781,876

Communications Services (1.1%)
	21st Century Fox America, Inc.
325,000	6.900%, 3/1/2019	332,632
720,000	6.400%, 12/15/2035	900,510
	Altice Financing SA
470,000	6.625%, 2/15/2023[j]	475,287
	AMC Networks, Inc.
440,000	5.000%, 4/1/2024	433,950
	America Movil SAB de CV
252,000	5.000%, 10/16/2019	257,079
	American Tower Corporation
380,000	3.300%, 2/15/2021	378,121

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
98

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Communications Services (1.1%) - continued
	AT&T, Inc.
$164,000	5.875%, 10/1/2019	$169,407
90,000	3.264%, (LIBOR 3M + 0.930%), 6/30/2020[b]	90,886
235,000	3.800%, 3/1/2024	232,727
244,000	4.100%, 2/15/2028[j]	235,800
235,000	4.300%, 2/15/2030[j]	224,084
315,000	5.250%, 3/1/2037	315,462
300,000	4.900%, 8/15/2037[j]	289,212
228,000	6.350%, 3/15/2040	253,037
285,000	5.550%, 8/15/2041	289,094
152,000	4.750%, 5/15/2046	139,120
540,000	5.450%, 3/1/2047	540,868
	British Sky Broadcasting Group plc
255,000	2.625%, 9/16/2019[j]	253,165
315,000	3.125%, 11/26/2022[j]	308,688
	CCO Holdings, LLC
600,000	5.875%, 4/1/2024[j]	610,500
	CCOH Safari, LLC
200,000	5.750%, 2/15/2026[j]	198,860
	CenturyLink, Inc.
465,000	6.450%, 6/15/2021	479,531
	Charter Communications Operating, LLC
149,000	6.834%, 10/23/2055	163,070
300,000	4.500%, 2/1/2024	301,648
430,000	4.200%, 3/15/2028	411,968
1,075,000	6.484%, 10/23/2045	1,169,819
	Clear Channel Worldwide Holdings, Inc.
570,000	6.500%, 11/15/2022	581,400
	Comcast Corporation
370,000	4.049%, 11/1/2052	331,605
250,000	2.750%, 3/1/2023	241,463
630,000	4.400%, 8/15/2035	624,103
410,000	4.750%, 3/1/2044	415,890
250,000	4.600%, 8/15/2045	247,701
	Cox Communications, Inc.
420,000	3.350%, 9/15/2026[j]	392,486
156,000	4.600%, 8/15/2047[j]	143,700
	Crown Castle International Corporation
358,000	3.400%, 2/15/2021	357,296
514,000	5.250%, 1/15/2023	539,165
312,000	3.200%, 9/1/2024	295,074
	CSC Holdings, LLC
65,000	5.500%, 4/15/2027[j]	62,562
	Digicel, Ltd.
775,000	6.000%, 4/15/2021*,i	716,875
	Discovery Communications, LLC
390,000	4.900%, 3/11/2026	402,767
640,000	5.000%, 9/20/2037	627,627
	Gray Television, Inc.
475,000	5.875%, 7/15/2026[j]	464,313
	Intelsat Jackson Holdings SA
680,000	8.000%, 2/15/2024[j]	714,850
	Level 3 Communications, Inc.
595,000	5.375%, 1/15/2024	589,050
	Level 3 Financing, Inc.
205,000	5.375%, 5/1/2025	199,875
	Moody’s Corporation
209,000	2.750%, 12/15/2021	204,241
	Neptune Finco Corporation
499,000	10.875%, 10/15/2025[j]	578,840

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Communications Services (1.1%) - continued
	Nexstar Escrow Corporation
$221,000	5.625%, 8/1/2024[j]	$217,685
	Omnicom Group, Inc.
156,000	3.600%, 4/15/2026	149,021
	S&P Global, Inc.
304,000	3.300%, 8/14/2020	303,763
	SES Global Americas Holdings GP
175,000	2.500%, 3/25/2019[j]	174,326
	SFR Group SA
700,000	6.000%, 5/15/2022[j]	721,490
	Sprint Communications, Inc.
390,000	6.000%, 11/15/2022	394,267
	Sprint Corporation
305,000	7.625%, 2/15/2025	319,579
	Telecom Italia SPA
450,000	5.303%, 5/30/2024[j]	451,125
	Telefonica Emisiones SAU
470,000	4.665%, 3/6/2038	451,392
	Time Warner Entertainment Company, LP
379,000	8.375%, 3/15/2023	440,548
	Verizon Communications, Inc.
480,000	3.500%, 11/1/2021	481,643
684,000	5.150%, 9/15/2023	731,918
298,000	3.376%, 2/15/2025	288,820
170,000	3.443%, (LIBOR 3M + 1.100%), 5/15/2025[b]	171,980
242,000	4.272%, 1/15/2036	231,028
624,000	4.862%, 8/21/2046	622,436
543,000	4.522%, 9/15/2048	514,375
	Viacom, Inc.
160,000	4.250%, 9/1/2023	160,656
338,000	6.875%, 4/30/2036	385,699
228,000	5.850%, 9/1/2043	239,951
	Virgin Media Secured Finance plc
465,000	5.250%, 1/15/2026[j]	437,100
	Windstream Services, LLC
420,000	8.625%, 10/31/2025[j]	392,700

	Total	26,466,910

Consumer Cyclical (0.9%)
	Amazon.com, Inc.
195,000	3.150%, 8/22/2027	187,715
390,000	3.875%, 8/22/2037	386,073
234,000	4.050%, 8/22/2047	231,666
	American Honda Finance Corporation
330,000	2.000%, 2/14/2020	324,972
	Aptiv plc
380,000	3.150%, 11/19/2020	375,803
	Cinemark USA, Inc.
775,000	4.875%, 6/1/2023	763,607
	CVS Health Corporation
935,000	4.875%, 7/20/2035	948,982
540,000	5.050%, 3/25/2048	559,542
	D.R. Horton, Inc.
365,000	2.550%, 12/1/2020	357,191
	Daimler Finance North America, LLC
304,000	2.959%, (LIBOR 3M + 0.620%), 10/30/2019[b,j]	305,399
425,000	2.913%, (LIBOR 3M + 0.550%), 5/4/2021[b,j]	426,385
	Delphi Jersey Holdings plc
545,000	5.000%, 10/1/2025[j]	516,387

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
99

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Consumer Cyclical (0.9%) - continued
	Ford Motor Credit Company, LLC
$320,000	2.551%, 10/5/2018	$320,016
300,000	2.943%, 1/8/2019	300,312
285,000	2.262%, 3/28/2019	283,980
152,000	2.459%, 3/27/2020	149,681
114,000	3.200%, 1/15/2021	112,476
245,000	3.606%, (LIBOR 3M + 1.270%), 3/28/2022[b]	248,648
600,000	2.979%, 8/3/2022	575,892
	General Motors Financial Company, Inc.
125,000	3.267%, (LIBOR 3M + 0.930%), 4/13/2020[b]	125,943
228,000	3.700%, 11/24/2020	229,409
152,000	4.200%, 3/1/2021	154,032
460,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	462,840
400,000	3.150%, 6/30/2022	388,497
152,000	3.950%, 4/13/2024	148,430
360,000	4.300%, 7/13/2025	353,515
	Home Depot, Inc.
375,000	5.400%, 9/15/2040	445,108
228,000	4.250%, 4/1/2046	235,516
390,000	3.900%, 6/15/2047	380,295
	Hyundai Capital America
123,000	2.400%, 10/30/2018[j]	122,920
374,000	2.550%, 4/3/2020[j]	367,445
228,000	3.000%, 10/30/2020[j]	224,526
	Jaguar Land Rover Automotive plc
230,000	4.125%, 12/15/2018[j]	230,506
270,000	5.625%, 2/1/2023[j]	269,055
	KB Home
358,000	4.750%, 5/15/2019	360,066
	L Brands, Inc.
270,000	5.625%, 2/15/2022	274,388
	Landry’s, Inc.
480,000	6.750%, 10/15/2024[j]	478,800
	Lear Corporation
325,000	5.250%, 1/15/2025	335,905
	Lennar Corporation
350,000	4.125%, 1/15/2022	346,938
620,000	4.875%, 12/15/2023	620,000
350,000	4.500%, 4/30/2024	339,500
	Live Nation Entertainment, Inc.
325,000	5.375%, 6/15/2022[j]	330,688
295,000	5.625%, 3/15/2026[j]	294,263
	Macy’s Retail Holdings, Inc.
580,000	2.875%, 2/15/2023[i]	545,837
	Mastercard, Inc.
550,000	3.950%, 2/26/2048	551,536
	McDonald’s Corporation
225,000	2.750%, 12/9/2020	223,261
304,000	2.625%, 1/15/2022	297,081
470,000	4.450%, 3/1/2047	471,834
	MGM Resorts International
590,000	6.000%, 3/15/2023	611,388
	Navistar International Corporation
555,000	6.625%, 11/1/2025[j]	579,975
	Netflix, Inc.
590,000	4.875%, 4/15/2028[j]	558,288
	New Red Finance, Inc.
485,000	4.250%, 5/15/2024[j]	461,356
	Nissan Motor Acceptance Corporation
252,000	2.150%, 9/28/2020[j]	245,168

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Consumer Cyclical (0.9%) - continued
	Prime Security Services Borrower, LLC
$515,000	9.250%, 5/15/2023[j]	$551,050
	Scientific Games International, Inc.
540,000	5.000%, 10/15/2025[j]	519,739
	Six Flags Entertainment Corporation
490,000	4.875%, 7/31/2024[j]	479,588
	Toll Brothers Finance Corporation
132,000	4.000%, 12/31/2018	131,934
	VOC Escrow, Ltd.
545,000	5.000%, 2/15/2028[j]	521,838

	Total	21,643,185

Consumer Non-Cyclical (1.4%)
	Abbott Laboratories
390,000	2.900%, 11/30/2021	384,636
190,000	3.400%, 11/30/2023	188,102
235,000	3.750%, 11/30/2026	233,317
643,000	4.750%, 11/30/2036	690,633
320,000	4.900%, 11/30/2046	352,160
	AbbVie, Inc.
575,000	2.500%, 5/14/2020	568,454
390,000	3.600%, 5/14/2025	379,984
175,000	4.700%, 5/14/2045	171,886
	Albertson’s Companies, Inc.
520,000	6.085%, (LIBOR 3M + 3.750%), 1/15/2024[b,j]	526,500
	Altria Group, Inc.
152,000	2.850%, 8/9/2022	148,609
190,000	2.625%, 9/16/2026	174,153
	Amgen, Inc.
468,000	2.200%, 5/11/2020	460,104
152,000	2.700%, 5/1/2022	148,192
150,000	3.125%, 5/1/2025	144,411
324,000	3.200%, 11/2/2027	304,964
247,000	4.400%, 5/1/2045	243,204
	Anheuser-Busch InBev Finance, Inc.
165,000	3.623%, (LIBOR 3M + 1.260%), 2/1/2021[b]	169,358
800,000	3.650%, 2/1/2026	786,117
608,000	4.700%, 2/1/2036	624,456
	Anheuser-Busch InBev Worldwide, Inc.
950,000	4.750%, 4/15/2058	956,821
280,000	3.077%, (LIBOR 3M + 0.740%), 1/12/2024[b]	282,625
495,000	4.375%, 4/15/2038	491,384
495,000	4.600%, 4/15/2048	497,668
	BAT Capital Corporation
156,000	2.297%, 8/14/2020[j]	152,988
234,000	3.222%, 8/15/2024[j]	223,515
312,000	4.540%, 8/15/2047[j]	295,869
	Baxalta, Inc.
675,000	4.000%, 6/23/2025	660,852
	Bayer U.S. Finance II, LLC
540,000	4.250%, 12/15/2025[j]	546,230
550,000	4.875%, 6/25/2048[j]	568,128
	Bayer U.S. Finance, LLC
228,000	3.375%, 10/8/2024[j]	220,322
	Becton, Dickinson and Company
341,000	3.734%, 12/15/2024	334,344
650,000	3.700%, 6/6/2027	623,990
234,000	4.669%, 6/6/2047	233,233
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	114,219

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
100

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Consumer Non-Cyclical (1.4%) - continued
$175,000	3.850%, 5/15/2025	$173,380
228,000	7.375%, 1/15/2040	305,090
	Bunge, Ltd. Finance Corporation
216,000	8.500%, 6/15/2019	226,035
114,000	3.500%, 11/24/2020	113,537
	Campbell Soup Company
470,000	3.950%, 3/15/2025	457,202
	Cardinal Health, Inc.
156,000	3.079%, 6/15/2024	147,264
	Celgene Corporation
630,000	2.875%, 8/15/2020	625,014
	Church & Dwight Company, Inc.
80,000	2.450%, 12/15/2019	79,209
	Clorox Company
505,000	3.100%, 10/1/2027	472,356
	Constellation Brands, Inc.
360,000	3.600%, 2/15/2028	340,802
	CVS Caremark Corporation
75,000	4.000%, 12/5/2023	75,084
	CVS Health Corporation
90,000	3.350%, 3/9/2021	89,917
180,000	3.700%, 3/9/2023	178,873
465,000	4.100%, 3/25/2025	464,002
910,000	4.780%, 3/25/2038	915,739
	EMD Finance, LLC
344,000	2.950%, 3/19/2022[j]	336,154
	Energizer Holdings, Inc.
540,000	5.500%, 6/15/2025[j]	531,900
	Envision Healthcare Corporation
625,000	5.125%, 7/1/2022[j]	633,594
	Express Scripts Holding Company
152,000	3.000%, 7/15/2023	145,016
690,000	4.800%, 7/15/2046	666,495
	Forest Laboratories, LLC
83,000	4.875%, 2/15/2021[j]	85,559
	Grupo Bimbo SAB de CV
260,000	4.700%, 11/10/2047[j]	242,905
	HCA, Inc.
305,000	5.250%, 6/15/2026	309,575
270,000	4.500%, 2/15/2027	262,575
	Imperial Tobacco Finance plc
365,000	2.950%, 7/21/2020[j]	361,143
	JBS USA, LLC
325,000	5.750%, 6/15/2025[j]	304,284
	Kellogg Company
675,000	3.250%, 5/14/2021	673,447
	Kimberly-Clark Corporation
390,000	3.900%, 5/4/2047	380,076
	Kraft Foods Group, Inc.
312,000	5.000%, 6/4/2042	303,046
	Kraft Heinz Foods Company
650,000	3.375%, 6/15/2021	650,116
	Kroger Company
200,000	2.800%, 8/1/2022	194,100
	Laboratory Corporation of America Holdings
90,000	2.625%, 2/1/2020	89,200
	Maple Escrow Subsidiary, Inc.
450,000	3.551%, 5/25/2021[j]	451,306
	Mead Johnson Nutrition Company
152,000	3.000%, 11/15/2020	151,525
	Medtronic, Inc.
1,185,000	4.375%, 3/15/2035	1,240,043
160,000	4.625%, 3/15/2045	173,558

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Consumer Non-Cyclical (1.4%) - continued
	Merck & Company, Inc.
$100,000	2.728%, (LIBOR 3M + 0.375%), 2/10/2020[b]	$100,442
70,000	3.700%, 2/10/2045	67,925
	Mondelez International Holdings Netherlands BV
335,000	2.000%, 10/28/2021[j]	319,570
	Mondelez International, Inc.
118,000	2.878%, (LIBOR 3M + 0.520%), 2/1/2019[b]	118,193
	Mylan NV
160,000	5.250%, 6/15/2046	158,996
	Mylan, Inc.
65,000	3.125%, 1/15/2023[j]	62,352
295,000	4.550%, 4/15/2028[j]	290,886
	Newell Rubbermaid, Inc.
234,000	5.500%, 4/1/2046	224,403
	PepsiCo, Inc.
300,000	2.850%, 2/24/2026	285,806
	Pilgrim’s Pride Corporation
535,000	5.750%, 3/15/2025[j]	511,594
	Post Holdings, Inc.
475,000	5.500%, 3/1/2025[j]	467,875
	Reynolds American, Inc.
481,000	5.700%, 8/15/2035	524,978
	Roche Holdings, Inc.
228,000	4.000%, 11/28/2044[j]	227,654
	Shire Acquisitions Investments Ireland Designated Activity Company
462,000	2.400%, 9/23/2021	444,827
	Simmons Foods, Inc.
545,000	5.750%, 11/1/2024[j]	450,987
	Smithfield Foods, Inc.
365,000	2.700%, 1/31/2020[j]	359,222
275,000	2.650%, 10/3/2021[j]	261,913
	Tenet Healthcare Corporation
600,000	8.125%, 4/1/2022	639,000
	Thermo Fisher Scientific, Inc.
117,000	3.000%, 4/15/2023	113,473
	TreeHouse Foods, Inc.
215,000	4.875%, 3/15/2022	215,064
	Tyson Foods, Inc.
156,000	3.550%, 6/2/2027	148,462
	VRX Escrow Corporation
905,000	6.125%, 4/15/2025[j]	848,437
	Zimmer Biomet Holdings, Inc.
575,000	3.076%, (LIBOR 3M + 0.750%), 3/19/2021[b]	575,782
	Zoetis, Inc.
509,000	4.700%, 2/1/2043	530,241

	Total	33,698,631

Energy (1.2%)
	Alliance Resource Operating Partners, LP
470,000	7.500%, 5/1/2025[j]	496,437
	Anadarko Petroleum Corporation
465,000	4.850%, 3/15/2021	478,885
550,000	5.550%, 3/15/2026	594,204
	Antero Resources Corporation
475,000	5.125%, 12/1/2022	476,187
	BP Capital Markets plc
463,000	3.535%, 11/4/2024	460,245
85,000	3.119%, 5/4/2026	81,527

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
101

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Energy (1.2%) - continued
$588,000	3.279%, 9/19/2027	$566,978
	Buckeye Partners, LP
226,000	2.650%, 11/15/2018	226,048
	Canadian Natural Resources, Ltd.
310,000	3.450%, 11/15/2021	308,842
150,000	6.250%, 3/15/2038	177,230
	Canadian Oil Sands, Ltd.
210,000	9.400%, 9/1/2021[j]	239,359
	Cenovus Energy, Inc.
320,000	3.800%, 9/15/2023	311,302
276,000	5.200%, 9/15/2043	268,701
	Cheniere Corpus Christi Holdings, LLC
500,000	7.000%, 6/30/2024	547,187
430,000	5.875%, 3/31/2025	452,575
	ConocoPhillips
390,000	6.500%, 2/1/2039	503,616
	Continental Resources, Inc.
400,000	5.000%, 9/15/2022	405,899
550,000	4.375%, 1/15/2028	548,350
	El Paso Pipeline Partners Operating Company, LLC
230,000	4.300%, 5/1/2024	232,323
	Enbridge Energy Partners, LP
400,000	5.875%, 10/15/2025	438,029
	Enbridge, Inc.
300,000	2.900%, 7/15/2022	291,268
	Encana Corporation
70,000	3.900%, 11/15/2021	70,498
	Energy Transfer Equity, LP
325,000	5.500%, 6/1/2027	333,125
	Energy Transfer Partners, LP
125,000	4.200%, 9/15/2023	125,184
215,000	4.900%, 3/15/2035	202,018
175,000	5.150%, 2/1/2043	161,635
570,000	6.000%, 6/15/2048	596,027
	EnLink Midstream Partners, LP
155,000	4.150%, 6/1/2025	145,119
115,000	4.850%, 7/15/2026	110,567
	Enterprise Products Operating, LLC
198,000	5.100%, 2/15/2045	209,522
	EQT Corporation
160,000	8.125%, 6/1/2019	166,472
175,000	4.875%, 11/15/2021	179,691
454,000	3.900%, 10/1/2027	428,833
	EQT Midstream Partners, LP
550,000	4.750%, 7/15/2023	552,252
	Exxon Mobil Corporation
125,000	4.114%, 3/1/2046	128,285
	Hess Corporation
446,000	3.500%, 7/15/2024	424,372
255,000	6.000%, 1/15/2040	267,188
	Kinder Morgan Energy Partners, LP
230,000	3.500%, 3/1/2021	230,182
380,000	6.500%, 9/1/2039	425,029
	Kinder Morgan, Inc.
440,000	6.500%, 9/15/2020	466,801
	Magellan Midstream Partners, LP
215,000	5.000%, 3/1/2026	227,158
	Marathon Oil Corporation
228,000	2.700%, 6/1/2020	224,962
555,000	6.600%, 10/1/2037	664,806
	Marathon Petroleum Corporation
115,000	3.400%, 12/15/2020	115,354
312,000	6.500%, 3/1/2041	366,771

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Energy (1.2%) - continued
	MPLX, LP
$468,000	4.875%, 6/1/2025	$486,300
240,000	4.125%, 3/1/2027	235,459
	Nabors Industries, Inc.
275,000	5.750%, 2/1/2025[j]	260,562
	Newfield Exploration Company
410,000	5.625%, 7/1/2024	430,500
	ONEOK Partners, LP
270,000	3.800%, 3/15/2020	271,129
	ONEOK, Inc.
565,000	4.550%, 7/15/2028	576,722
	Parsley Energy, LLC
230,000	5.625%, 10/15/2027[j]	228,275
	PBF Holding Company, LLC
410,000	7.250%, 6/15/2025	430,500
	Petrobras Global Finance BV
242,000	8.375%, 5/23/2021	266,079
	Petroleos Mexicanos
299,000	6.000%, 3/5/2020	308,410
84,000	2.378%, 4/15/2025	81,628
205,000	6.750%, 9/21/2047	189,112
	Phillips 66
350,000	3.900%, 3/15/2028	345,130
	Pioneer Natural Resources Company
150,000	4.450%, 1/15/2026	154,906
	Plains All American Pipeline, LP
390,000	5.000%, 2/1/2021	400,391
	Regency Energy Partners, LP
304,000	5.875%, 3/1/2022	321,249
325,000	5.000%, 10/1/2022	334,789
	Sabine Pass Liquefaction, LLC
230,000	6.250%, 3/15/2022	248,244
270,000	5.625%, 4/15/2023	288,070
320,000	5.750%, 5/15/2024	344,214
325,000	5.625%, 3/1/2025	346,479
	Schlumberger Holdings Corporation
540,000	4.000%, 12/21/2025[j]	540,697
	Shell International Finance BV
90,000	2.806%, (LIBOR 3M + 0.450%), 5/11/2020[b]	90,634
	Southwestern Energy Company
545,000	7.500%, 4/1/2026	565,437
	SRC Energy, Inc.
550,000	6.250%, 12/1/2025	552,750
	Suncor Energy, Inc.
210,000	3.600%, 12/1/2024	207,176
	Sunoco, LP
195,000	5.500%, 2/15/2026[j]	185,494
290,000	5.875%, 3/15/2028[j]	272,600
	Tallgrass Energy Partners, LP
820,000	5.500%, 1/15/2028[j]	822,050
	Targa Resources Partners, LP
500,000	5.250%, 5/1/2023	503,750
	Tesoro Corporation
468,000	4.750%, 12/15/2023	484,385
	Tesoro Logistics, LP
470,000	5.250%, 1/15/2025	485,830
	Weatherford International, Ltd.
575,000	8.250%, 6/15/2023[i]	570,688
	Western Gas Partners, LP
312,000	4.000%, 7/1/2022	309,450
175,000	4.500%, 3/1/2028	171,000
	Williams Companies, Inc.
420,000	7.500%, 1/15/2031	506,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
102

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Energy (1.2%) - continued
	Williams Partners, LP
$190,000	4.000%, 11/15/2021	$191,706
115,000	3.600%, 3/15/2022	114,631
195,000	4.500%, 11/15/2023	199,081
290,000	3.750%, 6/15/2027	279,635
320,000	6.300%, 4/15/2040	367,478
	Woodside Finance, Ltd.
420,000	3.650%, 3/5/2025[j]	405,879
165,000	3.700%, 3/15/2028[j]	155,785
	WPX Energy, Inc.
390,000	5.750%, 6/1/2026	390,975

	Total	29,848,402

Financials (3.3%)
	ABN AMRO Bank NV
300,000	4.750%, 7/28/2025[j]	301,831
	ACE INA Holdings, Inc.
225,000	4.350%, 11/3/2045	230,727
	AerCap Ireland Capital, Ltd.
150,000	3.750%, 5/15/2019	150,837
152,000	4.625%, 10/30/2020	154,834
390,000	5.000%, 10/1/2021	401,305
152,000	4.625%, 7/1/2022	154,600
275,000	3.500%, 1/15/2025	260,002
	Air Lease Corporation
50,000	2.625%, 9/4/2018	49,999
390,000	3.375%, 1/15/2019	390,616
345,000	2.500%, 3/1/2021	335,491
	Aircastle, Ltd.
650,000	5.000%, 4/1/2023	662,675
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	210,000
400,000	4.125%, 3/30/2020	401,920
	American Express Company
278,000	2.200%, 10/30/2020	271,802
	American Express Credit Corporation
165,000	2.885%, (LIBOR 3M + 0.550%), 3/18/2019[b]	165,526
468,000	1.875%, 5/3/2019	465,575
730,000	2.200%, 3/3/2020	720,328
	American International Group, Inc.
80,000	3.300%, 3/1/2021	79,837
228,000	4.125%, 2/15/2024	229,928
475,000	3.750%, 7/10/2025	463,774
450,000	3.900%, 4/1/2026	440,200
	Anthem, Inc.
390,000	4.625%, 5/15/2042	383,794
	Ares Capital Corporation
750,000	3.875%, 1/15/2020	751,333
	ASP AMC Merger Sub, Inc.
550,000	8.000%, 5/15/2025[j]	451,000
	Avalonbay Communities, Inc.
325,000	3.500%, 11/15/2025	318,035
	Aviation Capital Group, LLC
500,000	2.875%, 1/20/2022[j]	484,006
	Banco Santander SA
600,000	6.375%, 5/19/2019[b,n]	601,524
600,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	602,694
	Bank of America Corporation
140,000	3.207%, (LIBOR 3M + 0.870%), 4/1/2019[b]	140,753
200,000	2.369%, 7/21/2021[b]	196,603
241,000	2.328%, 10/1/2021[b]	235,648
450,000	3.499%, 5/17/2022[b]	449,519

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Financials (3.3%) - continued
$285,000	3.300%, 1/11/2023	$281,236
320,000	2.881%, 4/24/2023[b]	311,064
312,000	4.000%, 4/1/2024	314,340
900,000	4.000%, 1/22/2025	889,027
420,000	3.093%, 10/1/2025[b]	400,522
230,000	3.500%, 4/19/2026	222,884
468,000	4.183%, 11/25/2027	458,014
325,000	3.824%, 1/20/2028[b]	316,575
389,000	5.875%, 2/7/2042	468,296
	Bank of Montreal
390,000	2.797%, (LIBOR 3M + 0.460%), 4/13/2021[b]	391,602
	Bank of New York Mellon Corporation
380,000	2.500%, 4/15/2021	372,786
	Bank of Nova Scotia
725,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	726,841
325,000	2.700%, 3/7/2022	317,526
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
70,000	2.850%, 9/8/2021[j]	68,506
	Barclays Bank plc
78,000	10.179%, 6/12/2021[j]	89,781
	Barclays plc
210,000	2.750%, 11/8/2019	208,628
555,000	3.250%, 1/12/2021	547,358
315,000	3.650%, 3/16/2025	297,716
	BB&T Corporation
85,000	3.054%, (LIBOR 3M + 0.715%), 1/15/2020[b]	85,632
	BPCE SA
588,000	3.500%, 10/23/2027[j]	543,687
	Capital One Financial Corporation
180,000	2.450%, 4/24/2019	179,654
273,000	2.500%, 5/12/2020	269,520
1,000,000	3.450%, 4/30/2021	997,514
304,000	3.050%, 3/9/2022	297,364
	Capital One NA
400,000	2.350%, 1/31/2020	394,969
	CBOE Holdings, Inc.
175,000	1.950%, 6/28/2019	173,490
	Cigna Corporation
660,000	3.050%, 10/15/2027	601,768
	CIT Group, Inc.
580,000	5.000%, 8/15/2022	590,875
	Citigroup, Inc.
115,000	3.109%, (LIBOR 3M + 0.770%), 4/8/2019[b]	115,382
315,000	2.700%, 3/30/2021	308,796
360,000	2.750%, 4/25/2022	348,491
188,000	4.050%, 7/30/2022	189,248
265,000	3.142%, 1/24/2023[b]	259,618
655,000	4.400%, 6/10/2025	653,870
304,000	3.200%, 10/21/2026	284,689
468,000	3.668%, 7/24/2028[b]	445,882
228,000	4.125%, 7/25/2028	218,876
425,000	3.520%, 10/27/2028[b]	400,297
550,000	3.878%, 1/24/2039[b]	511,521
324,000	4.650%, 7/23/2048	329,295
	Citizens Bank NA
325,000	2.200%, 5/26/2020	318,411
	Comerica, Inc.
130,000	3.700%, 7/31/2023	130,170
	Commerzbank AG
390,000	8.125%, 9/19/2023[j]	446,508

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
103

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Financials (3.3%) - continued
	Commonwealth Bank of Australia
$228,000	2.250%, 3/10/2020[j]	$224,620
540,000	3.035%, (LIBOR 3M + 0.700%), 3/16/2023[b,j]	541,404
	Compass Bank
288,000	2.750%, 9/29/2019	286,348
425,000	3.500%, 6/11/2021	423,558
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
432,000	3.950%, 11/9/2022	431,550
936,000	4.625%, 12/1/2023	950,929
	Credit Agricole SA
140,000	3.139%, (LIBOR 3M + 0.800%), 4/15/2019[b,j]	140,644
500,000	3.375%, 1/10/2022[j]	491,473
	Credit Suisse AG
152,000	5.400%, 1/14/2020	156,203
	Credit Suisse Group AG
420,000	2.997%, 12/14/2023[b,j]	402,386
350,000	3.869%, 1/12/2029[b,j]	334,324
	Credit Suisse Group Funding, Ltd.
471,000	2.750%, 3/26/2020	466,109
375,000	3.125%, 12/10/2020	371,718
304,000	3.750%, 3/26/2025	294,499
	DDR Corporation
330,000	4.625%, 7/15/2022	337,866
	Deutsche Bank AG
288,000	2.700%, 7/13/2020	281,414
468,000	3.375%, 5/12/2021	457,536
190,000	4.250%, 10/14/2021	188,335
570,000	4.875%, 12/1/2032[b]	503,806
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	97,149
	Digital Realty Trust LP
340,000	3.400%, 10/1/2020	339,570
	Discover Bank
355,000	8.700%, 11/18/2019	377,383
530,000	3.100%, 6/4/2020	527,564
	Duke Realty, LP
70,000	3.875%, 2/15/2021	70,561
210,000	4.375%, 6/15/2022	215,313
	ERP Operating, LP
75,000	3.375%, 6/1/2025	73,242
	European Investment Bank
215,000	1.875%, 3/15/2019	214,288
	Fifth Third Bancorp
164,000	2.875%, 7/27/2020	163,013
80,000	2.875%, 10/1/2021	78,754
260,000	2.600%, 6/15/2022	251,056
	Five Corners Funding Trust
865,000	4.419%, 11/15/2023[j]	889,750
	GE Capital International Funding Company
1,260,000	4.418%, 11/15/2035	1,225,900
	Goldman Sachs Group, Inc.
120,000	3.443%, (LIBOR 3M + 1.100%), 11/15/2018[b]	120,358
911,000	5.375%, 3/15/2020	942,054
115,000	3.507%, (LIBOR 3M + 1.160%), 4/23/2020[b]	116,513
550,000	5.375%, 5/10/2020[b,n]	561,000
958,000	5.250%, 7/27/2021	1,003,658
540,000	2.876%, 10/31/2022[b]	525,360
312,000	2.908%, 6/5/2023[b]	301,884
550,000	3.691%, 6/5/2028[b]	524,457

Principal
Amount	Long-Term Fixed Income (29.6%)	Value
Financials (3.3%) - continued
$795,000	4.750%, 10/21/2045	$812,960
	Hartford Financial Services Group, Inc.
618,000	5.125%, 4/15/2022	651,415
	HCP, Inc.
380,000	4.000%, 12/1/2022	380,764
140,000	3.400%, 2/1/2025	132,699
	HSBC Holdings plc
575,000	3.400%, 3/8/2021	574,333
300,000	6.875%, 6/1/2021[b,n]	315,750
250,000	2.650%, 1/5/2022	242,305
230,000	3.600%, 5/25/2023	228,641
275,000	3.900%, 5/25/2026	270,041
	HSBC USA, Inc.
480,000	2.350%, 3/5/2020	474,392
	Huntington National Bank
250,000	2.200%, 11/6/2018	249,888
	Icahn Enterprises, LP
205,000	6.750%, 2/1/2024	208,587
275,000	6.375%, 12/15/2025	276,375
	ING Groep NV
245,000	3.150%, 3/29/2022	240,345
	International Lease Finance Corporation
150,000	5.875%, 8/15/2022	159,617
	Intesa Sanpaolo SPA
290,000	3.125%, 7/14/2022[j]	270,284
	J.P. Morgan Chase & Company
90,000	2.250%, 1/23/2020	88,961
325,000	2.980%, (LIBOR 3M + 0.680%), 6/1/2021[b]	327,535
180,000	2.295%, 8/15/2021	174,543
400,000	4.500%, 1/24/2022	412,524
350,000	2.972%, 1/15/2023	340,830
228,000	3.200%, 1/25/2023	224,186
385,000	2.700%, 5/18/2023	368,879
165,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	168,514
280,000	3.625%, 5/13/2024	278,177
550,000	3.125%, 1/23/2025	527,050
800,000	3.900%, 7/15/2025	799,351
250,000	3.300%, 4/1/2026	240,187
470,000	3.882%, 7/24/2038[b]	442,666
	J.P. Morgan Chase Bank NA
650,000	3.086%, 4/26/2021[b]	649,427
	JPMorgan Chase & Company
575,000	4.203%, 7/23/2029[b]	576,007
	KeyBank NA
250,000	2.350%, 3/8/2019	249,607
	KeyCorp
350,000	2.900%, 9/15/2020	346,943
	Kimco Realty Corporation
624,000	3.300%, 2/1/2025	592,223
	Kookmin Bank
250,000	1.625%, 8/1/2019[j]	245,965
	Liberty Mutual Group, Inc.
152,000	4.950%, 5/1/2022[j]	158,161
	Liberty Property, LP
435,000	3.750%, 4/1/2025	423,968
	Lloyds Bank plc
325,000	2.853%, (LIBOR 3M + 0.490%), 5/7/2021[b]	326,276
	Lloyds Banking Group plc
425,000	2.907%, 11/7/2023[b]	406,226

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
104

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Financials (3.3%) - continued
	MassMutual Global Funding
$250,000	2.750%, 6/22/2024[j]	$238,948
	MetLife, Inc.
290,000	4.050%, 3/1/2045	274,308
	Mitsubishi UFJ Financial Group, Inc.
450,000	2.190%, 9/13/2021	430,999
525,000	3.455%, 3/2/2023	518,831
390,000	3.287%, 7/25/2027	369,438
	Morgan Stanley
152,000	5.550%, 7/15/2020[b,n]	155,800
640,000	2.500%, 4/21/2021	624,953
380,000	2.625%, 11/17/2021	369,743
130,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	132,086
351,000	2.750%, 5/19/2022	340,417
180,000	4.875%, 11/1/2022	186,619
355,000	3.125%, 1/23/2023	346,447
300,000	4.000%, 7/23/2025	299,957
450,000	4.350%, 9/8/2026	447,436
468,000	3.591%, 7/22/2028[b]	444,361
420,000	3.772%, 1/24/2029[b]	403,860
	MPT Operating Partnership, LP
440,000	6.375%, 3/1/2024	462,000
	Nasdaq, Inc.
180,000	3.850%, 6/30/2026	174,384
	National City Corporation
438,000	6.875%, 5/15/2019	451,823
	New York Life Global Funding
234,000	2.300%, 6/10/2022[j]	224,490
	Park Aerospace Holdings, Ltd.
540,000	5.500%, 2/15/2024[j]	533,250
	Prudential Financial, Inc.
80,000	2.350%, 8/15/2019	79,646
	Quicken Loans, Inc.
725,000	5.750%, 5/1/2025[j]	722,463
	Realty Income Corporation
320,000	4.125%, 10/15/2026	317,752
	Regency Centers, LP
550,000	4.125%, 3/15/2028	542,060
	Regions Financial Corporation
250,000	2.250%, 9/14/2018	249,951
112,000	3.200%, 2/8/2021	111,369
	Reinsurance Group of America, Inc.
459,000	5.000%, 6/1/2021	476,434
	Reliance Standard Life Global Funding II
110,000	2.500%, 4/24/2019[j]	109,582
	Royal Bank of Scotland Group plc
390,000	8.625%, 8/15/2021[b,n]	420,849
300,000	3.875%, 9/12/2023	293,928
	Santander UK Group Holdings plc
266,000	2.875%, 10/16/2020	262,524
	Simon Property Group, LP
85,000	2.500%, 9/1/2020	83,852
320,000	2.750%, 2/1/2023	309,123
304,000	4.250%, 11/30/2046	296,770
	Skandinaviska Enskilda Banken AB
175,000	2.375%, 3/25/2019[j]	174,400
	Societe Generale SA
234,000	4.750%, 11/24/2025[j]	234,379
	Standard Chartered plc
551,000	2.100%, 8/19/2019[j]	544,381
	State Street Corporation
129,000	3.226%, (LIBOR 3M + 0.900%), 8/18/2020[b]	130,898

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Financials (3.3%) - continued
	Sumitomo Mitsui Financial Group, Inc.
$295,000	2.784%, 7/12/2022	$285,442
255,000	3.102%, 1/17/2023	248,383
228,000	3.010%, 10/19/2026	212,459
	Sumitomo Mitsui Trust Bank, Ltd.
420,000	1.950%, 9/19/2019[j]	414,526
	SunTrust Banks, Inc.
310,000	2.250%, 1/31/2020	306,157
	Svenska Handelsbanken AB
180,000	2.825%, (LIBOR 3M + 0.490%), 6/17/2019[b]	180,643
	Synchrony Financial
546,000	3.000%, 8/15/2019	545,192
75,000	3.584%, (LIBOR 3M + 1.230%), 2/3/2020[b]	75,492
85,000	4.250%, 8/15/2024	82,255
	Toronto-Dominion Bank
115,000	3.266%, (LIBOR 3M + 0.930%), 12/14/2020[b]	116,682
	UBS Group Funding Jersey, Ltd.
390,000	3.000%, 4/15/2021[j]	385,150
228,000	4.125%, 9/24/2025[j]	228,096
	UBS Group Funding Switzerland AG
300,000	3.491%, 5/23/2023[j]	294,925
	UnitedHealth Group, Inc.
50,000	3.350%, 7/15/2022	50,134
420,000	2.950%, 10/15/2027	394,844
685,000	4.625%, 7/15/2035	732,992
	USB Realty Corporation
80,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,j,n]	71,416
	Ventas Realty, LP
340,000	3.100%, 1/15/2023	329,214
445,000	4.000%, 3/1/2028	430,100
	Voya Financial, Inc.
576,000	3.125%, 7/15/2024	544,623
	Wells Fargo & Company
115,000	3.019%, (LIBOR 3M + 0.680%), 1/30/2020[b]	115,817
305,000	2.550%, 12/7/2020	299,965
355,000	2.625%, 7/22/2022	342,689
340,000	3.069%, 1/24/2023	331,561
304,000	3.450%, 2/13/2023	297,880
285,000	3.000%, 2/19/2025	270,500
325,000	3.000%, 4/22/2026	303,513
304,000	3.000%, 10/23/2026	282,400
550,000	4.900%, 11/17/2045	564,232
	Welltower, Inc.
578,000	4.000%, 6/1/2025	568,989

	Total	78,791,878

Foreign Government (<0.1%)
	Argentina Government International Bond
225,000	7.500%, 4/22/2026	213,415
	Export-Import Bank of Korea
115,000	2.250%, 1/21/2020	113,360
	Kommunalbanken AS
190,000	1.500%, 10/22/2019[j]	187,149

	Total	513,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
105

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Mortgage-Backed Securities (8.6%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
$20,012,500	4.000%, 8/1/2048[e]	$20,316,546
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
700,000	3.900%, 4/25/2028, Ser. K076, Class A2	720,724
966,806	3.000%, 3/15/2045, Ser. 4741, Class GA	949,075
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
16,787,500	3.500%, 8/1/2033[e]	16,934,718
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
505,853	4.288%, (LIBOR 12M + 1.540%), 7/1/2043[b]	520,289
176,802	4.290%, (LIBOR 12M + 1.550%), 7/1/2043[b]	182,238
204,942	4.145%, (LIBOR 12M + 1.530%), 8/1/2043[b]	210,501
59,675,000	3.500%, 8/1/2048[e]	59,142,299
53,130,000	4.000%, 8/1/2048[e]	53,974,682
39,864,000	4.500%, 8/1/2048[e]	41,353,578
10,900,000	5.000%, 9/1/2048[e]	11,495,668
	U.S. Residential Opportunity Fund Trust
147,430	3.352%, 11/27/2037, Ser. 2017-1III, Class Aj	146,243

	Total	205,946,561

Technology (0.8%)
	Amphenol Corporation
90,000	2.550%, 1/30/2019	89,912
	Apple, Inc.
90,000	2.655%, (LIBOR 3M + 0.300%), 5/6/2020[b]	90,404
195,000	3.000%, 2/9/2024	191,881
312,000	3.200%, 5/11/2027	303,064
430,000	3.000%, 6/20/2027	411,326
670,000	3.000%, 11/13/2027	639,024
410,000	4.500%, 2/23/2036	446,218
228,000	4.650%, 2/23/2046	248,941
380,000	4.250%, 2/9/2047	390,479
570,000	3.750%, 9/12/2047	543,115
	Applied Materials, Inc.
160,000	3.300%, 4/1/2027	155,931
	Avnet, Inc.
225,000	3.750%, 12/1/2021	223,458
	Baidu, Inc.
370,000	3.000%, 6/30/2020	365,155
	Broadcom Corporation
143,000	3.875%, 1/15/2027	133,947
755,000	3.500%, 1/15/2028	682,877
	CDK Global, Inc.
265,000	4.875%, 6/1/2027	259,369
	Cisco Systems, Inc.
120,000	2.800%, (LIBOR 3M + 0.500%), 3/1/2019[b]	120,426
	CommScope Technologies Finance, LLC
500,000	6.000%, 6/15/2025[j]	515,000

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Technology (0.8%) - continued
	Diamond 1 Finance Corporation
$190,000	3.480%, 6/1/2019[j]	$190,621
650,000	4.420%, 6/15/2021[j]	659,925
390,000	5.450%, 6/15/2023[j]	409,435
560,000	6.020%, 6/15/2026[j]	591,303
	Equinix, Inc.
540,000	5.750%, 1/1/2025	556,875
	Fidelity National Information Services, Inc.
173,000	3.625%, 10/15/2020	173,938
	Harland Clarke Holdings Corporation
520,000	8.375%, 8/15/2022[j]	497,224
	Hewlett Packard Enterprise Company
68,000	2.850%, 10/5/2018	68,028
210,000	2.100%, 10/4/2019[j]	207,473
172,000	4.400%, 10/15/2022	176,064
	Intel Corporation
45,000	3.100%, 7/29/2022	44,883
205,000	3.700%, 7/29/2025	207,148
351,000	4.100%, 5/19/2046	354,465
	Iron Mountain, Inc.
530,000	6.000%, 8/15/2023	541,925
	Marvell Technology Group, Ltd.
335,000	4.200%, 6/22/2023	334,391
450,000	4.875%, 6/22/2028	455,078
	Microsoft Corporation
475,000	4.750%, 11/3/2055	541,915
475,000	4.200%, 11/3/2035	501,459
1,360,000	3.700%, 8/8/2046	1,324,396
380,000	4.250%, 2/6/2047	405,319
	NetApp, Inc.
265,000	2.000%, 9/27/2019	261,725
	NXP BV
395,000	3.875%, 9/1/2022[j]	389,075
	Oracle Corporation
85,000	2.500%, 5/15/2022	82,895
312,000	2.400%, 9/15/2023	297,949
780,000	2.950%, 5/15/2025	754,311
420,000	3.850%, 7/15/2036	409,970
	QUALCOMM, Inc.
234,000	3.000%, 5/20/2022	229,847
	Seagate HDD Cayman
280,000	4.750%, 1/1/2025	271,717
	Sensata Technologies UK Financing Company plc
325,000	6.250%, 2/15/2026[j]	340,844
	Texas Instruments, Inc.
540,000	4.150%, 5/15/2048	554,937
	Tyco Electronics Group SA
78,000	3.450%, 8/1/2024	76,407
156,000	3.125%, 8/15/2027	145,850
	VMware, Inc.
65,000	2.950%, 8/21/2022	62,659
	Western Digital Corporation
835,000	4.750%, 2/15/2026	820,909

	Total	18,751,487

Transportation (0.2%)
	Air Canada Pass Through Trust
65,306	3.875%, 3/15/2023[j]	64,065
	American Airlines Pass Through Trust
302,940	3.375%, 5/1/2027	292,243
	Avis Budget Car Rental, LLC
305,000	6.375%, 4/1/2024[i,j]	301,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
106

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Transportation (0.2%) - continued
	Burlington Northern Santa Fe, LLC
$235,000	5.750%, 5/1/2040	$280,589
740,000	5.050%, 3/1/2041	832,393
260,000	4.450%, 3/15/2043	271,098
325,000	3.900%, 8/1/2046	314,505
	CSX Corporation
126,000	3.700%, 11/1/2023	126,871
	Delta Air Lines, Inc.
175,000	2.875%, 3/13/2020	173,539
40,741	4.950%, 11/23/2020	41,120
	ERAC USA Finance, LLC
84,000	2.800%, 11/1/2018[j]	84,013
	J.B. Hunt Transport Services, Inc.
75,000	3.300%, 8/15/2022	74,409
	United Continental Holdings, Inc.
545,000	4.250%, 10/1/2022	532,737
	XPO Logistics, Inc.
334,000	6.500%, 6/15/2022[j]	343,185

	Total	3,732,717

U.S. Government and Agencies (7.5%)
	U.S. Treasury Bonds
3,005,000	2.250%, 11/15/2027	2,832,447
22,500,000	2.875%, 5/15/2028	22,339,160
550,000	5.250%, 11/15/2028	660,623
1,175,000	4.375%, 5/15/2040	1,422,071
560,000	3.000%, 5/15/2042	553,569
14,321,000	2.500%, 5/15/2046	12,766,388
3,000,000	2.750%, 8/15/2047	2,809,336
1,017,000	2.750%, 11/15/2047	952,087
	U.S. Treasury Bonds, TIPS
7,519,758	0.125%, 1/15/2023	7,292,489
7,081,384	0.375%, 1/15/2027	6,804,233
6,067,265	0.375%, 7/15/2027	5,834,067
	U.S. Treasury Notes
15,610,000	1.500%, 10/31/2019	15,408,777
10,845,000	1.750%, 11/30/2019	10,729,772
420,000	2.250%, 3/31/2020	417,293
21,500,000	1.375%, 9/30/2020	20,904,551
90,000	1.875%, 12/15/2020	88,249
1,500,000	1.375%, 5/31/2021	1,443,281
5,053,000	1.125%, 8/31/2021	4,806,864
11,250,000	1.875%, 7/31/2022	10,850,977
35,070,000	2.000%, 11/30/2022	33,893,237
5,270,000	2.500%, 3/31/2023	5,191,774
304,000	1.375%, 9/30/2023	282,423
4,870,000	2.125%, 7/31/2024	4,663,976
1,100,000	2.250%, 11/15/2024	1,058,363
4,000,000	2.125%, 11/30/2024	3,819,531

	Total	177,825,538

Utilities (0.8%)
	American Electric Power Company, Inc.
479,000	2.950%, 12/15/2022	466,032
	Appalachian Power Company
155,000	3.300%, 6/1/2027	148,644
	Arizona Public Service Company
100,000	2.200%, 1/15/2020	98,798
	Atmos Energy Corporation
175,000	3.000%, 6/15/2027	165,305
	Berkshire Hathaway Energy Company
105,000	2.400%, 2/1/2020	104,055
265,000	4.500%, 2/1/2045	269,506

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Utilities (0.8%) - continued
	Calpine Corporation
$270,000	5.375%, 1/15/2023	$257,512
	CMS Energy Corporation
228,000	2.950%, 2/15/2027	208,712
228,000	3.450%, 8/15/2027	217,489
	Commonwealth Edison Company
290,000	3.700%, 3/1/2045	269,999
130,000	4.350%, 11/15/2045	134,080
	Consolidated Edison, Inc.
156,000	2.000%, 5/15/2021	150,689
114,000	4.500%, 12/1/2045	117,251
	Dominion Energy, Inc.
300,000	2.962%, 7/1/2019	300,115
312,000	2.579%, 7/1/2020	307,476
	Dominion Gas Holdings, LLC
480,000	2.500%, 12/15/2019	475,831
	DTE Electric Company
215,000	3.700%, 3/15/2045	200,853
245,000	3.700%, 6/1/2046	229,599
485,000	4.050%, 5/15/2048	483,121
	DTE Energy Company
40,000	2.400%, 12/1/2019	39,570
	Duke Energy Carolinas, LLC
585,000	3.700%, 12/1/2047	542,461
	Duke Energy Corporation
304,000	3.750%, 9/1/2046	274,162
	Duke Energy Florida, LLC
210,000	3.200%, 1/15/2027	203,038
	Duke Energy Indiana, LLC
310,000	3.750%, 5/15/2046	289,701
	Dynegy, Inc.
395,000	7.375%, 11/1/2022	411,787
	Edison International
300,000	2.950%, 3/15/2023	288,650
	Emera U.S. Finance, LP
235,000	2.150%, 6/15/2019	233,262
	Energy Transfer Partners, LP
550,000	5.200%, 2/1/2022	572,643
	Eversource Energy
400,000	2.500%, 3/15/2021	391,684
	Exelon Corporation
165,000	5.100%, 6/15/2045	174,726
234,000	4.450%, 4/15/2046	230,988
	Exelon Generation Company, LLC
247,000	5.200%, 10/1/2019	252,700
265,000	2.950%, 1/15/2020	263,698
	FirstEnergy Corporation
100,000	2.850%, 7/15/2022	96,939
605,000	4.850%, 7/15/2047	621,884
	ITC Holdings Corporation
84,000	4.050%, 7/1/2023	84,067
152,000	5.300%, 7/1/2043	169,098
	MidAmerican Energy Holdings Company
468,000	6.500%, 9/15/2037	589,181
	Mississippi Power Company
310,000	2.987%, (LIBOR 3M + 0.650%), 3/27/2020[b]	310,059
310,000	3.950%, 3/30/2028	307,655
	Monongahela Power Company
210,000	5.400%, 12/15/2043[j]	248,646
	National Rural Utilities Cooperative Finance Corporation
300,000	2.300%, 11/1/2020	294,002

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
107

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (29.6%)	Value
Utilities (0.8%) - continued
	NextEra Energy Capital Holdings, Inc.
$195,000	2.300%, 4/1/2019	$194,363
	NextEra Energy Partners, LP
545,000	4.250%, 9/15/2024[j]	525,925
	NiSource Finance Corporation
156,000	3.490%, 5/15/2027	149,785
435,000	5.650%, 2/1/2045	498,465
	NRG Energy, Inc.
250,000	7.250%, 5/15/2026	266,250
	Oncor Electric Delivery Company, LLC
624,000	3.750%, 4/1/2045	596,722
	Pacific Gas and Electric Company
390,000	3.300%, 3/15/2027	358,299
	PPL Capital Funding, Inc.
105,000	3.500%, 12/1/2022	104,157
156,000	3.400%, 6/1/2023	152,294
365,000	5.000%, 3/15/2044	381,035
	PPL Electric Utilities Corporation
234,000	3.950%, 6/1/2047	228,865
	Public Service Electric & Gas Company
390,000	3.000%, 5/15/2027	370,023
	San Diego Gas and Electric Company
540,000	4.150%, 5/15/2048	530,926
	Sempra Energy
95,000	2.400%, 3/15/2020	93,470
	Southern California Edison Company
320,000	4.000%, 4/1/2047	306,554
350,000	4.125%, 3/1/2048	339,775
	Southern Company
315,000	2.950%, 7/1/2023	305,335
424,000	3.250%, 7/1/2026	402,378
300,000	4.400%, 7/1/2046	299,981
	Southern Company Gas Capital Corporation
390,000	4.400%, 5/30/2047	379,507
	Southwestern Electric Power Company
110,000	3.900%, 4/1/2045	100,938
	TerraForm Power Operating, LLC
570,000	5.000%, 1/31/2028[j]	536,512

	Total	18,617,227

	Total Long-Term Fixed Income (cost $715,425,054)	706,770,852

Shares	Common Stock (19.4%)	Value
Consumer Discretionary (2.0%)
2,187	Amazon.com, Inc.[h]	3,887,261
11,775	American Axle & Manufacturing Holdings, Inc.[h]	196,878
500	AOKI Holdings, Inc.	7,167
300	Aoyama Trading Company, Ltd.	9,922
5,742	Aptiv plc	563,118
1,848	Aramark	74,308
4,338	Ascent Capital Group, Inc.[h]	12,493
900	Autobacs Seven Company, Ltd.	15,467
2,182	Berkeley Group Holdings plc	106,800
312	Booking Holdings, Inc.[h]	632,961
16,640	BorgWarner, Inc.	765,773
8,100	Bridgestone Corporation	319,516
18,896	Bright Horizons Family Solutions, Inc.[h]	2,021,683
2,580	Bunzl plc	76,662
11,210	Burlington Stores, Inc.[h]	1,713,000

Shares	Common Stock (19.4%)	Value
Consumer Discretionary (2.0%) - continued
6,710	Carnival Corporation	$397,500
5,946	CBS Corporation	313,176
1,308	Cedar Fair, LP	74,739
2,427	Century Casinos, Inc.[h]	19,780
34,035	Chico’s FAS, Inc.	296,104
7,979	Children’s Place, Inc.	980,619
1,630	Chipotle Mexican Grill, Inc.[h]	706,866
700	Chiyoda Company, Ltd.	14,531
304	Cie Generale des Etablissements Michelin	39,039
29,810	Comcast Corporation	1,066,602
24,751	Core-Mark Holding Company, Inc.	598,479
4,900	Criteo SA ADR[h]	157,437
15,510	Crocs, Inc.[h]	280,886
10,462	CSS Industries, Inc.	166,869
9,545	Culp, Inc.	236,716
1,100	DCM Holdings Company, Ltd.	9,852
8,918	DISH Network Corporation[h]	281,452
18,614	Dollar Tree, Inc.[h]	1,699,086
24,055	Duluth Holdings, Inc.[h,i]	553,746
3,409	Emerald Expositions Events, Inc.	65,794
5,995	Expedia Group, Inc.	802,371
65,207	Extended Stay America, Inc.	1,388,257
7,779	Five Below, Inc.[h]	755,808
9,977	G-III Apparel Group, Ltd.[h]	455,949
15,188	Habit Restaurants, Inc.[h]	192,888
16,331	Harley-Davidson, Inc.	700,437
3,424	Haverty Furniture Companies, Inc.	67,795
2,450	Hemisphere Media Group, Inc.[h]	29,400
10,040	Home Depot, Inc.	1,983,101
10,300	Honda Motor Company, Ltd.	314,466
1,390	Hugo Boss AG	125,338
4,367	Inchcape plc	40,400
12,168	International Speedway Corporation	526,874
457	Ipsos SA	15,270
6,630	ITV plc	14,329
5,413	Las Vegas Sands Corporation	389,195
3,184	La-Z-Boy, Inc.	97,112
9,111	Liberty Media Corporation - Liberty SiriusXM[h]	430,312
3,819	Liberty SiriusXM Group[h]	180,028
25,720	Lowe’s Companies, Inc.	2,555,025
1,600	Lululemon Athletica, Inc.[h]	191,920
4,077	Magna International, Inc.	247,800
78	Marcus Corporation	3,007
936	McDonald’s Corporation	147,457
3,586	Mediaset Espana Comunicacion SA	28,212
8,370	Michaels Companies, Inc.[h]	170,832
21,471	Modine Manufacturing Company[h]	374,669
2,278	Netflix, Inc.[h]	768,711
32,000	Newell Brands, Inc.	838,080
12,910	News Corporation, Class A	194,554
6,125	News Corporation, Class B	93,712
227	Nexity SA	13,968
811	Next plc	63,139
3,900	NHK Spring Company, Ltd.	39,009
5,493	NIKE, Inc.	422,467
34,000	Nissan Motor Company, Ltd.	321,610
21,700	Norwegian Cruise Line Holdings, Ltd.[h]	1,085,651
25,777	Nutrisystem, Inc.	1,031,080
1,368	O’Reilly Automotive, Inc.[h]	418,608
6,672	Oxford Industries, Inc.	614,625
7,786	Papa John’s International, Inc.[i]	326,701
4,516	Peugeot SA	129,708
9,968	Planet Fitness, Inc.[h]	473,679

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
108

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (19.4%)	Value
Consumer Discretionary (2.0%) - continued
2,465	Playa Hotels and Resorts NVh	$25,611
500	Plenus Company, Ltd.[i]	8,084
7,290	Polaris Industries, Inc.	768,512
1,211	ProSiebenSat.1 Media AG	32,685
2,485	PVH Corporation	381,497
1,650	RHh,i	224,169
11,897	Ross Stores, Inc.	1,040,155
1,400	Sangetsu Company, Ltd.	26,915
2,800	Sankyo Company, Ltd.	110,340
15,000	Sekisui House, Ltd.	255,682
900	SHIMAMURA Company, Ltd.	84,219
27,368	Six Flags Entertainment Corporation[i]	1,777,552
970	Stamps.com, Inc.[h]	253,170
2,900	Sumitomo Rubber Industries, Ltd.	48,063
200	Takara Standard Company, Ltd.	3,555
4,460	Tapestry, Inc.	210,155
24,688	Toll Brothers, Inc.	870,499
25,674	Tower International, Inc.	829,270
5,400	Toyoda Gosei Company, Ltd.	137,024
4,500	TV Asahi Holdings Corporation	90,109
3,369	Ulta Beauty, Inc.[h]	823,350
2,442	Vail Resorts, Inc.	676,116
3,477	VF Corporation	320,127
1,400	Whirlpool Corporation	183,540
11,662	Wingstop, Inc.	575,520
1,077	Wolters Kluwer NV	64,855
4,330	Zumiez, Inc.[h]	98,074

	Total	47,344,684

Consumer Staples (0.5%)
4,957	Altria Group, Inc.	290,877
44,897	Archer-Daniels-Midland Company	2,166,729
900	Arcs Company, Ltd.	22,534
22,340	Cott Corporation	357,217
12,526	e.l.f. Beauty, Inc.[h,i]	180,875
6,683	Empire Company, Ltd.	137,785
1,094	ForFarmers BV	12,430
34,051	Hain Celestial Group, Inc.[h]	968,410
4,814	Inter Parfums, Inc.	289,803
16,300	Japan Tobacco, Inc.	463,893
3,760	John B. Sanfilippo & Son, Inc.[h]	289,031
2,660	Kimberly-Clark Corporation	302,868
5,271	Koninklijke Ahold Delhaize NV	134,045
800	Lawson, Inc.	48,040
282	Loblaw Companies, Ltd.	14,910
12,420	MGP Ingredients, Inc.	1,019,309
200	Ministop Company, Ltd.	3,788
20,633	Monster Beverage Corporation[h]	1,238,393
18,284	PepsiCo, Inc.	2,102,660
2,693	Seneca Foods Corporation[h]	72,576
8,083	SpartanNash Company	193,669
2,078	Swedish Match AB	113,599
4,726	Unilever NV	272,646
6,849	Unilever plc	391,247
7,348	Wal-Mart Stores, Inc.	655,662
4,680	Wesfarmers, Ltd.	172,076

	Total	11,915,072

Energy (1.0%)
50,845	Abraxas Petroleum Corporation[h]	132,197
11,711	Anadarko Petroleum Corporation	856,660
1,585	Andeavor	237,845
103,550	Archrock, Inc.	1,413,457
1,235	BP plc	9,282
47,289	Callon Petroleum Company[h]	508,830
12,530	Chevron Corporation	1,582,163

Shares	Common Stock (19.4%)	Value
Energy (1.0%) - continued
6,514	Concho Resources, Inc.[h]	$950,067
1,943	Contura Energy, Inc.[h]	133,581
64,543	Denbury Resources, Inc.[h]	291,089
14,790	Devon Energy Corporation	665,698
5,714	EQT Corporation	283,872
8,610	Era Group, Inc.[h]	121,659
27,800	Euronav NV	234,910
12,257	Exterran Corporation[h]	339,764
24,455	Exxon Mobil Corporation	1,993,327
44,549	Forum Energy Technologies, Inc.[h]	585,819
173	Gaztransport Et Technigaz SA	11,326
157,879	Gran Tierra Energy, Inc.[h]	525,737
20,006	Halliburton Company	848,655
20,369	Helix Energy Solutions Group, Inc.[h]	203,894
6,502	HollyFrontier Corporation	484,919
1,610	Keane Group, Inc.[h]	22,717
72,570	Marathon Oil Corporation	1,532,678
40,594	Newpark Resources, Inc.[h]	448,564
16,292	Nine Energy Service, Inc.[h]	475,889
27,964	Northern Oil and Gas, Inc.[h]	104,026
5,148	Oil States International, Inc.[h]	179,665
3,154	OMV AG	178,242
10,825	ONEOK, Inc.	762,513
23,438	Parsley Energy, Inc.[h]	736,656
60,998	Patterson-UTI Energy, Inc.	1,049,166
1,950	Phillips 66	240,513
8,757	Pioneer Energy Services Corporation[h]	28,898
3,745	Pioneer Natural Resources Company	708,816
10,736	Ring Energy, Inc.[h]	132,697
8,805	Rowan Companies plc[h]	127,496
2,268	Royal Dutch Shell plc, Class A	77,717
11,700	Royal Dutch Shell plc, Class B	409,816
4,490	RPC, Inc.[i]	66,452
19,433	SM Energy Company	534,602
5,912	Tallgrass Energy, LP	137,927
427	Targa Resources Corporation	21,807
42,665	TechnipFMC plc	1,388,746
25,321	Teekay Tankers, Ltd.	24,017
2,827	Total SA	184,391
44,398	Transocean, Ltd.[h]	571,402
25,094	Unit Corporation[h]	624,841
6,754	W&T Offshore, Inc.[h]	46,873
166,780	Weatherford International plc[h]	565,384
9,296	Whiting Petroleum Corporation[h]	461,546
34,629	WPX Energy, Inc.[h]	649,986

	Total	24,908,794

Financials (4.1%)
337	Aareal Bank AG	15,487
4,629	Affiliated Managers Group, Inc.	740,686
22,085	Aflac, Inc.	1,027,836
14,283	Allstate Corporation	1,358,599
9,950	Ally Financial, Inc.	266,262
4,848	American Express Company	482,473
28,053	American Financial Group, Inc.	3,161,293
6,050	American International Group, Inc.	334,020
6,345	Ameris Bancorp	295,677
1,186	Anima Holding SPA[j]	6,357
6,331	Arch Capital Group, Ltd.[h]	193,475
3,890	Argo Group International Holdings, Ltd.	243,320
19,140	Assured Guaranty, Ltd.	744,929
759	ASX, Ltd.	37,063
6,637	Australia & New Zealand Banking Group, Ltd.	144,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
109

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (19.4%)	Value
Financials (4.1%) - continued
8,809	Banca Monte dei Paschi di Siena SPA[h,i]	$27,343
14,987	Banco BPM SPA[h]	47,499
12,677	Banco de Sabadell SA	21,104
7,960	BancorpSouth Bank	261,884
100,381	Bank of America Corporation	3,099,765
911	Bank of Marin Bancorp	80,942
15,632	Bank of New York Mellon Corporation	835,843
7,708	Bank OZK	315,257
9,616	BankFinancial Corporation	160,972
3,728	Bankinter SA	35,957
4,586	Barclays plc	11,666
39,202	Beneficial Bancorp, Inc.	637,032
6,812	Berkshire Hathaway, Inc.[h]	1,347,890
14,700	Blackstone Group, LP	513,324
3,022	Blue Hills Bancorp, Inc.	66,182
50,165	Boston Private Financial Holdings, Inc.	722,376
96,894	BrightSphere Investment Group	1,380,740
632	Brookline Bancorp, Inc.	11,502
90,708	Brown & Brown, Inc.	2,654,116
2,398	CaixaBank SA	11,033
14,685	Capital One Financial Corporation	1,385,089
28,763	Cathay General Bancorp	1,196,253
29,723	Central Pacific Financial Corporation	819,166
3,760	Cherry Hill Mortgage Investment Corporation	69,259
3,400	Chubb, Ltd.	475,048
8,336	CI Financial Corporation	145,657
63,751	Citigroup, Inc.	4,583,059
4,982	Citizens Financial Group, Inc.	198,184
50,587	CNO Financial Group, Inc.	1,029,445
5,426	CNP Assurances	126,708
9,548	CoBiz Financial, Inc.	209,101
6,820	Comerica, Inc.	661,131
13,177	Community Trust Bancorp, Inc.	643,367
14,197	Direct Line Insurance Group plc	64,054
12,814	Discover Financial Services	915,048
9,193	DnB ASA	185,117
56,196	Dynex Capital, Inc.	373,703
43,271	E*TRADE Financial Corporation[h]	2,588,039
32,509	East West Bancorp, Inc.	2,104,633
4,148	Ellington Residential Mortgage REIT	46,458
17,553	Employers Holdings, Inc.	815,337
25,638	Enterprise Financial Services Corporation	1,442,137
11,179	Essent Group, Ltd.[h]	429,274
2,088	Euronext NVj	129,589
3,096	FBL Financial Group, Inc.	252,943
32,606	Fifth Third Bancorp	964,812
8,448	Financial Institutions, Inc.	267,802
5,982	Finecobank Banca Fineco SPA	70,147
12,608	First Busey Corporation	399,926
13,360	First Commonwealth Financial Corporation	225,383
20,388	First Defiance Financial Corporation	655,678
5,193	First Financial Corporation	266,920
71,069	First Hawaiian, Inc.	2,008,410
16,071	First Interstate BancSystem, Inc.	693,464
1,150	First Merchants Corporation	54,280
486	First Mid-Illinois Bancshares, Inc.	19,591
4,285	First Midwest Bancorp, Inc.	114,281
2,665	First of Long Island Corporation	58,097
2,975	First Republic Bank	294,108
22,461	FlexiGroup, Ltd.	38,214
2,211	Genworth MI Canada, Inc.	77,827

Shares	Common Stock (19.4%)	Value
Financials (4.1%) - continued
6,841	Goldman Sachs Group, Inc.	$1,624,259
14,979	Great Southern Bancorp, Inc.	884,510
18,425	Hamilton Lane, Inc.	902,272
6,170	Hancock Whitney Corporation	310,042
3,523	Hanmi Financial Corporation	88,251
1,445	Hannover Rueckversicherung SE	192,740
4,424	Hanover Insurance Group, Inc.	554,858
17,853	Hartford Financial Services Group, Inc.	940,853
5,081	Heartland Financial USA, Inc.	298,509
29,623	Heritage Commerce Corporation	451,158
12,368	Hometrust Bancshares, Inc.[h]	359,909
5,292	Horace Mann Educators Corporation	231,260
17,949	Horizon Bancorp, Inc.	377,108
3,977	Houlihan Lokey, Inc.	195,509
37,567	HSBC Holdings plc	359,751
68,257	Huntington Bancshares, Inc.	1,053,888
3,634	IBERIABANK Corporation	301,985
12,711	Independent Bank Corporation	311,419
3,346	Interactive Brokers Group, Inc.	200,292
20,550	Intercontinental Exchange, Inc.	1,518,851
13,865	Invesco, Ltd.	374,216
36,084	Investment Technology Group, Inc.	799,261
9,396	J.P. Morgan Chase & Company	1,080,070
49,712	Jefferies Financial Group, Inc.	1,205,516
1,713	Jupiter Fund Management plc	9,842
3,787	Kemper Corporation	302,203
159,518	KeyCorp	3,329,141
43,629	Ladder Capital Corporation	697,628
6,815	Lakeland Bancorp, Inc.	132,211
28,493	Loews Corporation	1,446,875
96	Macquarie Group, Ltd.	8,759
350	Markel Corporation[h]	409,500
2,627	MarketAxess Holdings, Inc.	509,034
1,500	Matsui Securities Company, Ltd.	14,965
117,795	Medibank Private, Ltd.	272,433
1,692	Mercantile Bank Corporation	60,100
55,308	Meridian Bancorp, Inc.	1,012,136
9,450	MetLife, Inc.	432,243
19,747	MidWestOne Financial Group, Inc.	635,064
49,800	Mizuho Financial Group, Inc.	86,567
17,391	Morgan Stanley	879,289
160	Nasdaq, Inc.	14,624
1,660	National Bank Holdings Corporation	65,703
2,512	National Bank of Canada	123,143
68	National Western Life Group, Inc.	22,032
11,097	Navigators Group, Inc.	669,704
721	NBT Bancorp, Inc.	29,013
8,475	Old Second Bancorp, Inc.	131,363
6,988	PacWest Bancorp	350,937
671	Paragon Banking Group plc	4,380
1,019	Pargesa Holding SA	85,113
11,420	PCSB Financial Corporation	224,746
3,627	Peapack-Gladstone Financial Corporation	119,256
2,356	Peoples Bancorp, Inc.	85,334
1,205	Plus500, Ltd.	29,279
1,036	Power Corporation of Canada	23,566
650	PowerShares QQQ	114,693
2,680	Primerica, Inc.	307,664
48,058	Provident Financial Services, Inc.	1,227,401
3,100	Prudential Financial, Inc.	312,821
8,181	QCR Holdings, Inc.	355,464
10,500	Radian Group, Inc.	201,075
1,257	Raymond James Financial, Inc.	115,129
11,593	Regions Financial Corporation	215,746

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
110

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (19.4%)	Value
Financials (4.1%) - continued
22,318	Sandy Spring Bancorp, Inc.	$872,857
24,883	Santander Consumer USA Holdings Inc.	478,749
21,895	Seacoast Banking Corporation of Florida[h]	641,742
800	Senshu Ikeda Holdings, Inc.	2,845
53,759	SLM Corporation[h]	606,939
3,603	State Auto Financial Corporation	116,521
6,250	State Street Corporation	551,938
12,779	Sterling Bancorp	283,694
9,862	Stifel Financial Corporation	543,692
776	Sun Life Financial, Inc.	31,736
6,013	SVB Financial Group[h]	1,851,282
15,662	Synchrony Financial	453,258
41,717	Synovus Financial Corporation	2,061,654
17,351	TD Ameritrade Holding Corporation	991,610
3,672	Territorial Bancorp, Inc.	111,996
105	Topdanmark AS	4,510
10,336	TriCo Bancshares	401,244
1,732	TriState Capital Holdings, Inc.[h]	50,921
66,599	TrustCo Bank Corporation	606,051
9,220	U.S. Bancorp	488,752
635	UMB Financial Corporation	45,650
5,000	United Community Banks, Inc.	150,150
29,787	United Financial Bancorp, Inc.	521,570
1,826	United Fire Group, Inc.	110,090
8,461	Unum Group	336,156
5,996	Washington Trust Bancorp, Inc.	350,466
12,781	Wells Fargo & Company	732,223
23,406	Western Alliance Bancorp[h]	1,327,588
7,184	Wintrust Financial Corporation	630,252
21,692	WSFS Financial Corporation	1,229,936
36,050	Zions Bancorporation	1,863,785

	Total	96,523,449

Health Care (2.2%)
629	ABIOMED, Inc.[h]	222,999
6,000	Aerie Pharmaceuticals, Inc.[h]	405,300
2,850	Aetna, Inc.	536,911
9,374	Amgen, Inc.	1,842,460
878	Amplifon SPA	19,581
6,600	Ardelyx, Inc.[h]	26,730
3,425	Arena Pharmaceuticals, Inc.[h]	132,171
24,098	Asterias Biotherapeutics, Inc.[h,i]	42,172
419	Atrion Corporation	288,272
3,316	Biogen, Inc.[h]	1,108,771
11,460	BioMarin Pharmaceutical, Inc.[h]	1,152,418
2,380	Bruker Corporation	77,112
4,049	Cardinal Health, Inc.	202,248
8,612	Cardiovascular Systems, Inc.[h]	326,653
17,717	Catalent, Inc.[h]	738,799
2,855	Celgene Corporation[h]	257,207
4,282	Charles River Laboratories International, Inc.[h]	532,253
6,281	Concert Pharmaceuticals, Inc.[h]	100,433
12,400	CVS Health Corporation	804,264
15,254	Danaher Corporation	1,564,755
10,190	Dexcom, Inc.[h]	969,375
3,678	Edwards Lifesciences Corporation[h]	523,931
3,230	Eli Lilly and Company	319,156
9,980	Epizyme, Inc.[h]	128,742
12,246	Evolent Health, Inc.[h,i]	247,369
5,406	Exelixis, Inc.[h]	111,904
7,040	Express Scripts Holding Company[h]	559,398
1,738	FibroGen, Inc.[h]	109,668
33,115	GenMark Diagnostics, Inc.[h]	221,208

Shares	Common Stock (19.4%)	Value
Health Care (2.2%) - continued
862	Genomic Health, Inc.[h]	$46,272
9,900	GlaxoSmithKline plc ADR	411,741
8,992	Halozyme Therapeutics, Inc.[h]	162,755
990	Heska Corporation[h]	99,248
15,537	Hill-Rom Holdings, Inc.	1,463,585
827	Illumina, Inc.[h]	268,246
4,300	Immunomedics, Inc.[h]	102,899
3,995	Inogen, Inc.[h]	796,004
16,022	Intersect ENT, Inc.[h]	518,312
2,769	Intra-Cellular Therapies, Inc.[h]	55,574
468	Intuitive Surgical, Inc.[h]	237,833
5,650	Jazz Pharmaceuticals, Inc.[h]	977,902
23,693	Johnson & Johnson	3,139,796
1,100	KYORIN Holdings, Inc.	22,397
9,950	LHC Group, Inc.[h]	856,496
117	LNA Sante	7,468
7,007	Magellan Health Services, Inc.[h]	509,759
1,976	Medpace Holdings, Inc.[h]	121,267
29,340	Medtronic plc	2,647,348
20,900	Merck & Company, Inc.	1,376,683
7,214	Merit Medical Systems, Inc.[h]	391,720
21,835	MiMedx Group, Inc.[h,i]	92,799
18,287	Mylan NVh	682,288
14,580	Myriad Genetics, Inc.[h]	637,875
7,080	National Healthcare Corporation	510,326
6,348	Neurocrine Biosciences, Inc.[h]	637,911
6,900	Neuronetics, Inc.[h]	172,155
10,029	Nevro Corporation[h]	564,232
4,695	Novartis AG	394,013
10,358	Novo Nordisk AS	515,283
7,397	Novocure, Ltd.[h]	251,498
14,420	NuVasive, Inc.[h]	837,081
6,490	Omnicell, Inc.[h]	386,155
28,855	Optinose, Inc.[h,i]	587,199
3,040	PerkinElmer, Inc.	240,707
7,910	Perrigo Company plc	636,913
74,975	Pfizer, Inc.	2,993,752
7,356	Prothena Corporation plc[h]	109,310
1,643	Roche Holding AG	403,597
1,178	Sage Therapeutics, Inc.[h]	170,009
26,569	Tactile Systems Technology, Inc.[h,i]	1,277,172
7,045	Teleflex, Inc.	1,921,242
9,061	Thermo Fisher Scientific, Inc.	2,125,076
14,142	UnitedHealth Group, Inc.	3,581,037
9,190	Universal Health Services, Inc.	1,122,099
4,625	Valeant Pharmaceuticals International, Inc.[h]	100,548
11,771	Veeva Systems, Inc.[h]	890,241
7,247	Vertex Pharmaceuticals, Inc.[h]	1,268,587
1,330	West Pharmaceutical Services, Inc.	145,835
33,570	Wright Medical Group NVh	853,685
17,551	Zoetis, Inc.	1,517,810

	Total	53,412,000

Industrials (3.1%)
19,660	Acco Brands Corporation	251,648
2,463	ACS Actividades de Construccion y Servicios, SAh	107,945
1,375	Acuity Brands, Inc.	191,166
12,073	Advanced Disposal Services, Inc.[h]	296,996
9,328	AECOM[h]	313,048
9,857	Aegion Corporation[h]	244,256
11,682	Aerojet Rocketdyne Holdings, Inc.[h]	393,683
6,125	AGCO Corporation	385,997
22,497	AMETEK, Inc.	1,750,267
6,802	ASGN, Inc.[h]	614,221

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
111

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (19.4%)	Value
Industrials (3.1%) - continued
684	Atlantia SPA	$20,260
7,504	Atlas Copco AB, Class A	214,888
6,639	Atlas Copco AB, Class B	173,991
33,587	BAE Systems plc	287,514
2,010	Boeing Company	716,163
3,025	Brink’s Company	241,546
1,770	BWX Technologies, Inc.	116,395
22,090	Casella Waste Systems, Inc.[h]	608,800
3,259	Caterpillar, Inc.	468,644
20,511	CBIZ, Inc.[h]	451,242
22,375	Colfax Corporation[h]	722,712
19,678	Comfort Systems USA, Inc.	1,093,113
39,841	Costamare, Inc.	276,497
17,176	Crane Company	1,555,630
980	CSW Industrials, Inc.[h]	53,165
16,805	CSX Corporation	1,187,777
296	Cummins, Inc.	42,272
1,230	Curtiss-Wright Corporation	163,627
12,930	Delta Air Lines, Inc.	703,651
13,773	Dun & Bradstreet Corporation	1,733,883
6,149	Dycom Industries, Inc.[h]	548,245
19,767	EMCOR Group, Inc.	1,521,071
14,917	Emerson Electric Company	1,078,201
5,177	Encore Wire Corporation	252,379
5,852	Epiroc AB, Class Ah	70,067
1,343	Epiroc AB, Class Bh	14,232
4,131	ESCO Technologies, Inc.	257,155
10,960	Federal Signal Corporation	260,300
840	Ferguson plc	66,244
7,251	Forrester Research, Inc.	335,359
14,044	Fortive Corporation	1,152,732
7,366	Fortune Brands Home and Security, Inc.	427,228
4,471	Franklin Electric Company, Inc.	221,091
5,408	General Dynamics Corporation	1,080,302
3,010	Genesee & Wyoming, Inc.[h]	258,860
370	Global Brass and Copper Holdings, Inc.	12,192
1,724	GMS, Inc.[h]	45,238
5,762	Gorman-Rupp Company	218,034
6,060	Granite Construction, Inc.	326,937
10,302	GWA Group, Ltd.	25,046
14,377	Healthcare Services Group, Inc.[i]	578,818
10,362	Heico Corporation	791,346
2,130	Hillenbrand, Inc.	106,926
39	Hochtief AG	7,013
19,905	Honeywell International, Inc.	3,177,833
5,720	Hubbell, Inc.	704,990
2,225	Huntington Ingalls Industries, Inc.	518,536
1,094	Hyster-Yale Materials Handling, Inc.	71,941
3,296	ICF International, Inc.	242,750
1,300	Inaba Denki Sangyo Company, Ltd.	54,863
6,180	Ingersoll-Rand plc	608,792
38,073	Interface, Inc.	852,835
34,014	Jacobs Engineering Group, Inc.	2,300,367
8,300	JB Hunt Transport Services, Inc.	995,170
45,670	KAR Auction Services, Inc.	2,715,082
4,471	KeyW Holding Corporation[h]	39,658
16,921	Kforce, Inc.	639,614
19,002	Kirby Corporation[h]	1,585,717
2,398	Korn/Ferry International	158,220
4,980	L3 Technologies, Inc.	1,067,911
7,221	Lincoln Electric Holdings, Inc.	678,341
2,350	Lindsay Corporation	221,229
2,123	Lockheed Martin Corporation	692,310
563	Loomis AB	17,667

Shares	Common Stock (19.4%)	Value
Industrials (3.1%) - continued
12,780	Masco Corporation	$515,417
6,495	Masonite International Corporation[h]	443,284
10,800	Mercury Systems, Inc.[h]	450,684
27,344	Milacron Holdings Corporation[h]	570,122
2,000	Mitsuboshi Belting, Ltd.	24,747
1,733	Monadelphous Group, Ltd.	18,987
6,814	Moog, Inc.	511,118
51,291	MRC Global, Inc.[h]	1,161,741
4,009	National Express Group plc	21,233
13,179	Navigant Consulting, Inc.[h]	286,775
59,900	NCI Building Systems, Inc.[h]	955,405
22,310	Nexeo Solutions, Inc.[h]	202,575
3,200	Nitto Kogyo Corporation	55,026
1,629	Nobina ABj	11,287
5,670	Norfolk Southern Corporation	958,230
1,208	Northgate plc	6,929
5,920	Old Dominion Freight Line, Inc.	869,056
2,706	Orion Group Holdings, Inc.[h]	24,814
5,498	Oshkosh Corporation	413,725
9,286	PageGroup plc	72,925
8,181	Parker Hannifin Corporation	1,382,998
10,198	Primoris Services Corporation	275,448
11,667	Radiant Logistics, Inc.[h]	46,551
4,910	Raven Industries, Inc.	190,508
5,505	Resources Connection, Inc.	87,530
380	Rockwool International AS	152,153
4,999	Roper Industries, Inc.	1,509,198
653	Saia, Inc.[h]	49,204
1,947	Sandvik AB	35,602
872	Schindler Holding AG, Participation Certificate	203,066
2,694	Schneider Electric SE	216,235
11	SGS SA	28,673
1,300	ShinMaywa Industries, Ltd.	15,736
10,468	SiteOne Landscape Supply, Inc.[h]	933,327
8,345	SKF AB	171,326
2,415	Smiths Group plc	51,037
220	Societa Iniziative Autostradali e Servizi SPA	3,897
43,745	Southwest Airlines Company	2,544,209
7,090	SP Plus Corporation[h]	276,510
524	Spirax-Sarco Engineering plc	47,734
21,512	SPX Corporation[h]	798,095
7,941	SPX FLOW, Inc.[h]	377,356
1,117	Standex International Corporation	115,777
16,900	Sumitomo Electric Industries, Ltd.	259,975
400	Taikisha, Ltd.	11,608
5,050	Terex Corporation	222,806
1,300	Toppan Forms Company, Ltd.	13,237
12,000	Toppan Printing Company, Ltd.	92,331
17,844	TPI Composites, Inc.[h]	549,952
3,495	Transcontinental, Inc.	83,100
1,170	TransDigm Group, Inc.	439,382
1,660	TransUnion	120,184
25,566	TriMas Corporation[h]	756,754
678	TrueBlue, Inc.[h]	18,340
5,000	Tsubakimoto Chain Company	46,051
637	UniFirst Corporation	119,215
10,400	United Continental Holdings, Inc.[h]	836,160
3,629	United Parcel Service, Inc.	435,081
7,446	United Rentals, Inc.[h]	1,107,965
17,788	United Technologies Corporation	2,414,543
8,430	Univar, Inc.[h]	231,741
11,550	Universal Truckload Services, Inc.	386,925
2,222	Valmont Industries, Inc.	310,302
13,575	Verisk Analytics, Inc.[h]	1,501,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
112

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (19.4%)	Value
Industrials (3.1%) - continued
2,484	Vinci SA	$249,943
5,000	WABCO Holdings, Inc.[h]	628,400
11,317	WageWorks, Inc.[h]	597,538
28,349	Waste Connections, Inc.	2,200,166
2,139	Watsco, Inc.	368,999
15,641	Willdan Group, Inc.[h]	436,071
600	Yuasa Trading Company, Ltd.	19,557

	Total	73,924,082

Information Technology (4.2%)
12,458	2U, Inc.[h]	942,572
1,741	Adobe Systems, Inc.[h]	425,988
25,360	Advanced Micro Devices, Inc.[h]	464,849
18,301	Agilent Technologies, Inc.	1,208,598
24,472	Akamai Technologies, Inc.[h]	1,841,763
2,200	Alliance Data Systems Corporation	494,736
2,015	Alphabet, Inc., Class Ah	2,472,848
1,449	Alphabet, Inc., Class Ch	1,763,810
2,359	Amadeus IT Holding SA	201,236
5,356	Ambarella, Inc.[h,i]	209,848
2,433	American Software, Inc.	36,398
30,898	Amphenol Corporation	2,889,272
19,436	Apple, Inc.	3,698,476
13,006	Applied Materials, Inc.	632,482
2,746	Arista Networks, Inc.[h]	702,235
26,012	Arrow Electronics, Inc.[h]	1,972,750
2,990	Atkore International Group, Inc.[h]	70,743
3,130	Atlassian Corporation plc[h]	226,643
4,371	Autodesk, Inc.[h]	561,411
9,415	Automatic Data Processing, Inc.	1,270,931
3,840	Belden, Inc.	248,640
27,330	Benchmark Electronics, Inc.	661,386
21,621	Blackline, Inc.[h]	923,217
49,953	Booz Allen Hamilton Holding Corporation	2,361,278
2,900	Canon, Inc.	94,089
2,284	Capgemini SA	292,198
6,494	Carsales.com, Ltd.	67,335
5,910	CDW Corporation	496,972
3,480	CGI Group, Inc.[h]	224,661
46,162	Ciena Corporation[h]	1,172,515
109,333	Cisco Systems, Inc.	4,623,693
5,843	Cognex Corporation	308,393
10,261	CoreLogic, Inc.[h]	499,711
887	CSG Systems International, Inc.	36,074
9,467	Descartes Systems Group, Inc.[h]	301,997
23,361	Dolby Laboratories, Inc.	1,505,616
9,212	Endurance International Group Holdings, Inc.[h]	75,538
3,898	Envestnet, Inc.[h]	228,423
3,450	Euronet Worldwide, Inc.[h]	317,193
50,257	EVERTEC, Inc.	1,170,988
740	ExlService Holdings, Inc.[h]	44,134
10,451	Facebook, Inc.[h]	1,803,634
7,268	Fidelity National Information Services, Inc.	749,549
17,294	Fiserv, Inc.[h]	1,305,351
33,302	Flextronics International, Ltd.[h]	464,896
28,830	FLIR Systems, Inc.	1,689,438
16,238	Fortinet, Inc.[h]	1,021,533
13,510	Global Payments, Inc.	1,520,821
12,674	Guidewire Software, Inc.[h]	1,092,499
3,926	IAC/InterActiveCorporation[h]	578,103
6,924	Insight Enterprises, Inc.[h]	348,069
600	ITOCHU Techno-Solutions Corporation	11,432

Shares	Common Stock (19.4%)	Value
Information Technology (4.2%) - continued
58,974	Keysight Technologies, Inc.[h]	$3,420,492
17,100	Konica Minolta Holdings, Inc.	153,512
380	Kulicke and Soffa Industries, Inc.	10,017
1,800	Kyocera Corporation	104,760
5,020	Lam Research Corporation	957,013
17,108	Liberty Tripadvisor Holdings, Inc.[h]	284,848
17,260	M/A-COM Technology Solutions Holdings, Inc.[h,i]	359,526
5,190	ManTech International Corporation	310,621
17,589	MasterCard, Inc.	3,482,622
11,580	Maxim Integrated Products, Inc.	708,001
2,540	Mellanox Technologies, Ltd.[h]	199,390
42,484	Microsoft Corporation	4,506,703
14,517	Monolithic Power Systems, Inc.	1,926,116
6,720	National Instruments Corporation	294,403
1,800	NEC Networks & System Integration Corporation	43,332
12,420	New Relic, Inc.[h]	1,213,434
7,077	Nice, Ltd. ADR[h]	774,224
4,523	Novanta, Inc.[h]	282,009
66,429	NRG Yield, Inc., Class A	1,227,608
2,468	NVIDIA Corporation	604,314
68,396	Oracle Corporation	3,261,121
5,760	Palo Alto Networks, Inc.[h]	1,141,978
13,001	PayPal Holdings, Inc.[h]	1,067,902
5,513	Pegasystems, Inc.	306,523
5,490	Plexus Corporation[h]	326,216
14,017	Proofpoint, Inc.[h]	1,598,639
19,327	Q2 Holdings, Inc.[h]	1,143,192
54,614	Quantenna Communications, Inc.[h]	870,001
7,328	Red Hat, Inc.[h]	1,034,933
12,491	RELX NV	271,662
10,770	RELX plc	234,649
4,271	Rogers Corporation[h]	497,870
19,513	Rudolph Technologies, Inc.[h]	558,072
600	Ryoyo Electro Corporation	9,654
20,098	SailPoint Technologies Holdings, Inc.[h]	484,161
9,545	Salesforce.com, Inc.[h]	1,309,097
1,914	ScanSource, Inc.[h]	78,952
1,194	Seagate Technology plc	62,828
55,883	Sequans Communications SA ADR[h,i]	96,119
8,068	ServiceNow, Inc.[h]	1,419,645
9,300	Shinko Electric Industries Company, Ltd.	89,148
7,526	SS&C Technologies Holdings, Inc.	399,405
23,098	Synopsys, Inc.[h]	2,065,654
1,018	TE Connectivity, Ltd.	95,254
5,224	Teradata Corporation[h]	200,027
5,955	Teradyne, Inc.	257,554
16,605	Texas Instruments, Inc.	1,848,469
7,522	Total System Services, Inc.	688,564
5,953	Trimble, Inc.[h]	210,141
11,950	Twitter, Inc.[h]	380,846
6,568	Tyler Technologies, Inc.[h]	1,477,734
1,296	Ultimate Software Group, Inc.[h]	358,849
23,512	Verint Systems, Inc.[h]	1,055,689
1,291	VeriSign, Inc.[h]	187,492
18,883	Virtusa Corporation[h]	997,589
10,124	Visa, Inc.	1,384,356
25,325	Xilinx, Inc.	1,825,173
12,842	XO Group, Inc.[h]	361,888
2,900	Yahoo Japan Corporation[i]	11,033
36,102	Zix Corporation[h]	192,785
150	Zuora, Inc.[h]	3,679

	Total	99,054,453

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
113

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (19.4%)	Value
Materials (0.9%)
4,650	Alcoa Corporation[h]	$201,206
1,311	Balchem Corporation	131,480
4,600	Ball Corporation	179,262
4,561	BASF SE	437,209
12,668	BHP Billiton plc	291,536
7,404	BHP Billiton, Ltd.	193,366
1,222	Canfor Corporation[h]	26,791
19,156	Celanese Corporation	2,262,515
8,900	CF Industries Holdings, Inc.	395,338
18,795	Continental Building Products, Inc.[h]	599,561
7,800	Daicel Corporation	85,936
5,783	Eastman Chemical Company	599,234
4,463	Evonik Industries AG	165,160
18,780	Ferroglobe Representation & Warranty Insurance Trust[c,h]	2
14,088	Freeport-McMoRan, Inc.	232,452
3,368	Granges AB	42,162
10,788	Hecla Mining Company	34,522
800	Hokuetsu Corporation	4,474
13,324	Innospec, Inc.	1,078,578
5,060	International Paper Company	271,874
1,400	JSR Corporation	26,919
3,799	Kadant, Inc.	366,983
1,000	Kaneka Corporation	8,802
700	Koppers Holdings, Inc.[h]	26,285
7,500	Kuraray Company, Ltd.	106,004
3,200	Kyoei Steel, Ltd.	62,650
5,300	Martin Marietta Materials, Inc.	1,056,926
29,692	Mercer International, Inc.	532,971
2,613	Methanex Corporation	180,558
7,516	Minerals Technologies, Inc.	568,210
4,943	Mondi plc	135,910
23,260	Myers Industries, Inc.	501,253
1,513	Navigator Company SA	8,629
1,880	Neenah, Inc.	165,064
24,527	Newmont Mining Corporation	899,650
2,100	Nippon Kayaku Company, Ltd.	23,947
2,000	Nippon Steel & Sumitomo Metal Corporation	39,887
9,774	Nucor Corporation	654,174
2,335	Olympic Steel, Inc.	51,627
44,890	OMNOVA Solutions, Inc.[h]	419,722
11,475	Owens-Illinois, Inc.[h]	214,353
2,548	Packaging Corporation of America	287,669
25,308	Reliance Steel & Aluminum Company	2,282,782
235	Rio Tinto plc	12,902
1,028	Rio Tinto, Ltd.	62,129
13,200	RPM International, Inc.	849,684
10,717	Ryerson Holding Corporation[h]	123,781
8,878	Sandfire Resources NL	48,769
100	Sanyo Special Steel Company, Ltd.	2,591
18,303	Schweitzer-Mauduit International, Inc.	759,391
4,328	Scotts Miracle-Gro Company	343,773
4,959	Sensient Technologies Corporation	343,956
11,896	Sonoco Products Company	664,035
10,659	Steel Dynamics, Inc.	501,932
713	Stepan Company	62,445
400	Taiyo Holdings Company, Ltd.	17,263
2,300	Toagosei Company, Ltd.	26,950
4,586	Trinseo SA	342,574
385	United States Lime & Minerals, Inc.	29,915
2,541	United States Steel Corporation	92,569
8,877	UPM-Kymmene Oyj	314,889
13,289	Verso Corporation[h]	277,341
15,403	WestRock Company	893,066

Shares	Common Stock (19.4%)	Value
Materials (0.9%) - continued
8,538	Worthington Industries, Inc.	$399,749
400	Yamato Kogyo Company, Ltd.	12,474

	Total	22,035,811

Real Estate (1.0%)
15,072	Ares Commercial Real Estate Corporation	212,817
55,691	Armada Hoffler Properties, Inc.	840,934
871	Artis Real Estate Investment Trust	8,430
17,216	Ashford Hospitality Trust, Inc.	136,006
4,030	Bluerock Residential Growth REIT, Inc.	36,955
5,703	Breaemar Hotels & Resorts, Inc.	65,185
86,096	Brixmor Property Group, Inc.	1,523,038
2,450	Camden Property Trust	226,845
29,072	Catchmark Timber Trust, Inc.	361,074
111,455	Cedar Realty Trust, Inc.	530,526
26,206	Chatham Lodging Trust	564,477
11,433	City Office REIT, Inc.	145,771
8,261	Cousins Properties, Inc.	76,993
4,899	CyrusOne, Inc.	303,346
1,800	Digital Realty Trust, Inc.	218,556
9,245	Douglas Emmett, Inc.	359,076
7,700	Duke Realty Corporation	224,224
39,771	Empire State Realty Trust, Inc.	662,983
2,705	First Industrial Realty Trust, Inc.	88,048
5,531	Forest City Realty Trust, Inc.	138,109
13,353	Franklin Street Properties Corporation	117,640
2,478	Gaming and Leisure Properties, Inc.	90,001
8,350	General Growth Properties, Inc.	178,022
3,261	Getty Realty Corporation	93,428
1,592	Gladstone Commercial Corporation	31,585
11,000	Hang Lung Properties, Ltd.	23,128
31,136	Highwoods Properties, Inc.	1,529,089
19,808	Hospitality Properties Trust	559,972
11,107	Host Hotels & Resorts, Inc.	232,581
76,213	Hudson Pacific Properties, Inc.	2,611,057
19,000	Hysan Development Company, Ltd.	104,171
61,715	InfraREIT, Inc.	1,292,929
63,593	Monmouth Real Estate Investment Corporation	1,060,095
33,451	National Storage Affiliates Trust	964,392
6,810	One Liberty Properties, Inc.	183,598
9,436	Outfront Media, Inc.	200,515
5,300	Physicians Realty Trust	83,528
5,710	Ramco-Gershenson Properties Trust	75,087
3,075	RE/MAX Holdings, Inc.	156,210
92,589	Retail Properties of America, Inc.	1,161,992
6,000	Road King Infrastructure, Ltd.	11,413
1,843	Saul Centers, Inc.	98,195
7,334	SBA Communications Corporation[h]	1,160,606
427,619	Spirit Realty Capital, Inc.	3,579,171
4,314	Sun Communities, Inc.	418,285
2,000	Swire Pacific, Ltd.	21,722
5,021	Terreno Realty Corporation	185,325
27,845	Urstadt Biddle Properties, Inc.	619,830
30,699	Weyerhaeuser Company	1,049,292
14,000	Wing Tai Holdings, Ltd.	21,313
1,619	Xenia Hotels & Resorts, Inc.	39,487

	Total	24,677,052

Telecommunications Services (0.1%)
1,844	Freenet AGi	52,846
42,345	KCOM Group plc	51,856
13,700	NTT DOCOMO, Inc.	352,706

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
114

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (19.4%)	Value
Telecommunications Services (0.1%) - continued
37,152	ORBCOMM, Inc.[h]	$355,173
12,536	Telenor ASA	245,229
1,226	Telephone & Data Systems, Inc.	30,957
32,502	Verizon Communications, Inc.	1,678,403

	Total	2,767,170

Utilities (0.3%)
23,638	AES Corporation	315,804
496	Alpha Natural Resources Holdings, Inc.[h]	16,120
1,867	ANR, Inc.[h]	60,677
6,650	Artesian Resources Corporation	245,318
5,220	Consolidated Water Company, Ltd.	73,341
5,700	Edison International, Inc.	379,791
7,666	Enagas SA	214,314
3,410	MDU Resources Group, Inc.	98,890
3,573	Middlesex Water Company	158,248
2,570	New Jersey Resources Corporation	118,863
4,794	NorthWestern Corporation	284,428
15,907	NRG Yield, Inc., Class C	295,870
9,500	Osaka Gas Company, Ltd.	182,830
22,282	PG&E Corporation	959,909
4,360	PNM Resources, Inc.	171,566
5,823	Portland General Electric Company	264,131
5,250	Public Service Enterprise Group, Inc.	270,690
1,680	Southwest Gas Holdings, Inc.	131,376
1,256	Spire, Inc.	89,930
400	Tokyo Gas Company, Ltd.	9,770
56,951	UGI Corporation	3,026,376
814	Unitil Corporation	41,441
357	Verbund AG	14,076

	Total	7,423,759

	Total Common Stock (cost $369,489,171)	463,986,326

Shares	Collateral Held for Securities Loaned (0.4%)	Value
8,849,298	Thrivent Cash Management Trust	8,849,298

	Total Collateral Held for Securities Loaned (cost $8,849,298)	8,849,298

Shares or Principal Amount	Short-Term Investments (13.9%)	Value
	Federal Home Loan Bank Discount Notes
700,000	1.850%, 8/3/2018[o,p]	699,925
3,400,000	1.822%, 8/20/2018[o,p]	3,396,573
6,210,000	1.880%, 8/28/2018[o,p]	6,201,101
5,300,000	1.910%, 9/5/2018[o,p]	5,290,105
700,000	1.925%, 9/13/2018[o,p]	698,395
200,000	1.910%, 10/4/2018[o,p]	199,289
	Thrivent Core Short-Term Reserve Fund
31,398,712	2.320%	313,987,126
	Total Short-Term Investments (cost $330,472,897)	330,472,514

	Total Investments (cost $2,244,410,269) 109.2%	$2,606,732,544

	Other Assets and Liabilities, Net (9.2%)	(220,524,441)

	Total Net Assets 100.0%	$2,386,208,103

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h	Non-income producing security.
i	All or a portion of the security is on loan.
j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $67,454,797 or 2.8% of total net assets.

k	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
l

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

m	All or a portion of the security is insured or guaranteed.
n	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933.

The value of all restricted securities held in Moderate Allocation Fund as of July 31, 2018 was $18,742,735 or 0.8% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	$132,376
Apidos CLO XVIII, 7/22/2026	4/4/2017	650,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	210,000
Betony CLO, Ltd., 4/30/2031	6/5/2018	190,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	210,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	475,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	200,000
CIM Trust, 12/25/2057	4/23/2018	2,129,348
Digicel, Ltd., 4/15/2021	8/18/2014	743,942

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
115

MODERATE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Security	Acquisition Date	Cost
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	$435,069
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	20,822
Galaxy XX CLO, Ltd., 4/20/2031	2/23/2018	650,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	769,000
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	2,313,350
Limerock CLO III, LLC, 10/20/2026	1/30/2017	650,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	725,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	650,000
Mountain View CLO, Ltd., 7/15/2031	5/31/2018	475,000
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	851,571
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	180,000
Octagon Investment Partners XVI, Ltd., 7/17/2030	6/15/2018	200,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	675,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	210,000
PPM CLO, Ltd., 7/15/2031	7/2/2018	599,280
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	1,087,644
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	600,000
Shackleton CLO, Ltd., 7/15/2031	7/12/2018	450,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	18,790
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	13,987
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	650,000
Verus Securitization Trust, 7/25/2047	7/24/2017	692,871
Verus Securitization Trust, 1/25/2047	2/16/2017	468,993
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	210,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of July 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$3,088,686
Common Stock	5,541,132

Total lending	$8,629,818
Gross amount payable upon return of collateral for securities loaned	$8,849,298

Net amounts due to counterparty	$219,480

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Moderate Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,974,525	–	2,697,321	277,204
Capital Goods	4,326,036	–	4,326,036	–
Communications Services	11,090,483	–	11,090,483	–
Consumer Cyclical	5,870,679	–	5,356,966	513,713
Consumer Non-Cyclical	8,156,281	–	8,156,281	–
Energy	2,516,698	–	2,312,211	204,487
Financials	4,616,767	–	4,616,767	–
Technology	4,013,377	–	4,013,377	–
Transportation	833,181	–	833,181	–
Utilities	968,375	–	721,538	246,837
Registered Investment Companies
Affiliated Equity Holdings	680,825,267	680,825,267	–	–
Affiliated Fixed Income Holdings	210,328,148	210,328,148	–	–
Fixed Income Funds/Exchange Traded Funds	17,406,052	17,406,052	–	–
Equity Funds/Exchange Traded Funds	13,454,098	13,454,098	–	–
Long-Term Fixed Income
Asset-Backed Securities	24,197,661	–	21,949,741	2,247,920
Basic Materials	12,070,656	–	12,070,656	–
Capital Goods	12,178,796	–	12,178,796	–
Collateralized Mortgage Obligations	19,705,403	–	19,705,403	–
Commercial Mortgage-Backed Securities	22,781,876	–	22,781,876	–
Communications Services	26,466,910	–	26,466,910	–
Consumer Cyclical	21,643,185	–	21,643,185	–
Consumer Non-Cyclical	33,698,631	–	33,698,631	–
Energy	29,848,402	–	29,848,402	–
Financials	78,791,878	–	78,791,878	–
Foreign Government	513,924	–	513,924	–
Mortgage-Backed Securities	205,946,561	–	205,946,561	–
Technology	18,751,487	–	18,751,487	–
Transportation	3,732,717	–	3,732,717	–
U.S. Government and Agencies	177,825,538	–	177,825,538	–
Utilities	18,617,227	–	18,617,227	–
Common Stock
Consumer Discretionary	47,344,684	44,778,748	2,565,936	–
Consumer Staples	11,915,072	10,128,079	1,786,993	–
Energy	24,908,794	24,038,020	870,774	–
Financials	96,523,449	94,078,712	2,444,737	–
Health Care	53,412,000	52,049,661	1,362,339	–
Industrials	73,924,082	70,951,957	2,972,125	–
Information Technology	99,054,453	97,245,752	1,808,701	–
Materials	22,035,811	19,878,460	2,157,349	2
Real Estate	24,677,052	24,486,875	190,177	–
Telecommunications Services	2,767,170	2,064,533	702,637	–
Utilities	7,423,759	7,002,769	420,990	–
Short-Term Investments	16,485,388	–	16,485,388	–
Subtotal Investments in Securities	$2,154,622,533	$1,368,717,131	$782,415,239	$3,490,163

Other Investments *	Total
Short-Term Investments	313,987,126
Affiliated Registered Investment Companies	129,273,587
Collateral Held for Securities Loaned	8,849,298
Subtotal Other Investments	$452,110,011
Total Investments at Value	$2,606,732,544

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
117

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(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	3,286,199	3,286,199	–	–
Total Asset Derivatives	$3,286,199	$3,286,199	$–	$–

Liability Derivatives
Futures Contracts	2,354,402	2,354,402	–	–
Total Liability Derivatives	$2,354,402	$2,354,402	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderate Allocation Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $16,485,388 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	181	September 2018	$21,447,665	$167,695
CBOT 5-Yr. U.S. Treasury Note	6	September 2018	676,472	2,278
CBOT U.S. Long Bond	373	September 2018	52,646,354	680,989
CME E-mini Russell 2000 Index	38	September 2018	3,182,487	(4,927)
CME E-mini S&P 500 Index	895	September 2018	124,620,692	1,444,533
ICE mini MSCI EAFE Index	1,274	September 2018	128,857,921	(1,184,011)
ICE US mini MSCI Emerging Markets Index	139	September 2018	7,903,561	(284,276)
Total Futures Long Contracts			$339,335,152	$822,281

CBOT 2-Yr. U.S. Treasury Note	(286)	September 2018	($60,483,660)	$30,411
CME E-mini NASDAQ 100 Index	(630)	September 2018	(90,547,354)	(736,496)
CME E-mini S&P Mid-Cap 400 Index	(521)	September 2018	(104,430,893)	960,293
CME Ultra Long Term U.S. Treasury Bond	(42)	September 2018	(6,483,612)	(106,451)
Ultra 10-Yr. U.S. Treasury Note	(46)	September 2018	(5,808,790)	(38,241)
Total Futures Short Contracts			($267,754,309)	$109,516
Total Futures Contracts			$71,580,843	$931,797

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
118

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Schedule of Investments as of July 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderate Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Equity Holdings
Core International Equity	$–	$22,029	$–	2,203	$22,538	0.9%
Core Low Volatility Equity*	–	63,000	–	6,328	66,885	2.8
Large Cap Growth, Class S	136,988	3,288	–	12,490	161,876	6.8
Large Cap Stock, Class S	48,873	4,725	–	1,828	52,730	2.2
Large Cap Value, Class S	176,300	9,804	–	8,149	194,104	8.1
Mid Cap Stock, Class S	100,128	7,699	–	3,724	110,596	4.6
Partner Worldwide Allocation, Class S	133,267	4,982	–	12,135	132,878	5.6
Small Cap Stock, Class S	29,796	1,926	3,814	1,034	28,641	1.2

Total Affiliated Equity Holdings	625,352				770,248	32.2

Affiliated Fixed Income Holdings
Core Emerging Markets Debt	34,027	7,894	–	4,290	39,851	1.7
High Yield, Class S	36,537	1,549	–	7,781	36,880	1.6
Income, Class S	111,222	3,277	–	12,374	109,882	4.6
Limited Maturity Bond, Class S	63,167	1,111	–	5,151	63,566	2.6

Total Affiliated Fixed Income Holdings	244,953				250,179	10.5

Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	320,859	300,078	306,950	31,399	313,987	13.2

Total Affiliated Short-Term Investments	320,859				313,987	13.2

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	5,342	79,772	76,265	8,849	8,849	0.4

Total Collateral Held for Securities Loaned	5,342				8,849	0.4

Total Value	$1,196,506				$1,343,263

*	Non-income producing security.

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Core International Equity	$–	$509	$–	$29
Core Low Volatility Equity Fund*	–	3,885	–	–
Large Cap Growth, Class S	–	21,600	3,288	–
Large Cap Stock, Class S	–	(868)	4,061	663
Large Cap Value, Class S	–	8,000	7,176	2,628
Mid Cap Stock, Class S	–	2,769	7,699	–
Partner Worldwide Allocation, Class S	–	(5,371)	1,742	3,240
Small Cap Stock, Class S	237	495	1,926	–
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	–	(2,070)	–	1,124
High Yield, Class S	–	(1,206)	–	1,549
Income, Class S	–	(4,616)	373	2,903
Limited Maturity Bond, Class S	–	(712)	–	1,111
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	–	–	4	4,499

Total Income from Affiliated Investments				$17,746

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	87

Total Affiliated Income from Securities Loaned, Net				$87

Total	$237	$22,415	$26,269

*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Basic Materials (0.1%)
	Arch Coal, Inc., Term Loan
$254,356	4.827%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$254,198
	Big River Steel, LLC, Term Loan
223,312	7.334%, (LIBOR 3M + 5.000%), 8/15/2023[b]	226,662
	Chemours Company, Term Loan
289,275	3.830%, (LIBOR 1M + 1.750%), 3/26/2025[b]	288,190
	CONSOL Mining Corporation, Term Loan
69,650	8.320%, (LIBOR 3M + 6.000%), 10/30/2022[b]	71,217
	Contura Energy, Inc., Term Loan
357,822	7.080%, (LIBOR 1M + 5.000%), 3/17/2024[b]	358,270
	Coronado Australian Holdings Property, Ltd., Term Loan
34,286	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	34,629
125,400	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	126,654
	MRC Global (US), Inc., Term Loan
997,494	5.077%, (LIBOR 1M + 3.000%), 9/20/2024[b]	999,987
	Peabody Energy Corporation, Term Loan
164,588	4.827%, (LIBOR 1M + 2.750%), 4/11/2025[b]	164,588
	Tronox Finance, LLC, Term Loan
150,407	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	151,105

	Total	2,675,500

Capital Goods (0.1%)
	Advanced Disposal Services, Inc., Term Loan
200,273	4.193%, (LIBOR 1W + 2.250%), 11/10/2023[b]	200,349
	Cortes NP Intermediate Holding II Corporation, Term Loan
599,098	6.100%, (LIBOR 1M + 4.000%), 11/30/2023[b]	594,353
	Navistar, Inc., Term Loan
114,425	5.600%, (LIBOR 1M + 3.500%), 11/3/2024[b]	114,425
	Sterigenics-Nordion Holdings, LLC, Term Loan
454,250	5.334%, (LIBOR 3M + 3.000%), 5/15/2022[b]	453,969

	Total	1,363,096

Communications Services (0.3%)
	Altice Financing SA, Term Loan
59,250	4.822%, (LIBOR 1M + 2.750%), 7/15/2025[b]	57,522
260,000	0.000%, (LIBOR 3M + 4.000%), 1/31/2026[b,d,e]	254,108
	Altice US Finance I Corporation, Term Loan
74,250	4.327%, (LIBOR 1M + 2.250%), 7/14/2025[b]	73,879
	CBS Radio, Inc., Term Loan
24,812	4.831%, (LIBOR 1M + 2.750%), 10/17/2023[b]	24,490

Principal Amount	Bank Loans (1.0%)[a]	Value
Communications Services (0.3%) - continued
	CenturyLink, Inc., Term Loan
$417,900	4.827%, (LIBOR 1M + 2.750%), 1/31/2025[b]	$411,214
	Charter Communications Operating, LLC, Term Loan
353,225	4.080%, (LIBOR 1M + 2.000%), 4/13/2025[b]	353,306
	CSC Holdings, LLC, Term Loan
74,063	4.322%, (LIBOR 1M + 2.250%), 7/17/2025[b]	73,600
	Frontier Communications Corporation, Term Loan
400,950	5.830%, (LIBOR 1M + 3.750%), 6/1/2024[b]	394,791
	Gray Television, Inc., Term Loan
55,640	4.340%, (LIBOR 1M + 2.250%), 2/7/2024[b]	55,598
	Hargray Merger Subsidiary Corporation, Term Loan
302,559	5.077%, (LIBOR 1M + 3.000%), 3/24/2024[b,d,e]	303,567
	Intelsat Jackson Holdings SA, Term Loan
310,000	5.827%, (LIBOR 1M + 3.750%), 11/27/2023[b]	310,825
	Level 3 Financing, Inc., Term Loan
200,000	4.331%, (LIBOR 1M + 2.250%), 2/22/2024[b]	200,278
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
880,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	859,100
65,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	59,881
	Mediacom Illinois, LLC, Term Loan
119,700	3.700%, (LIBOR 1W + 1.750%), 2/15/2024[b]	119,201
	NEP/NCP Holdco, Inc., Term Loan
424,606	5.327%, (LIBOR 3M + 3.250%), 7/21/2022[b]	423,192
22,687	9.067%, (LIBOR 1M + 7.000%), 1/23/2023[b]	22,744
	Radiate Holdco, LLC, Term Loan
815,869	5.077%, (LIBOR 1M + 3.000%), 2/1/2024[b]	808,020
	Sable International Finance, Ltd., Term Loan
820,000	5.327%, (LIBOR 1M + 3.250%), 2/6/2026[b]	819,795
	SBA Senior Finance II, LLC, Term Loan
185,000	4.080%, (LIBOR 1M + 2.000%), 4/6/2025[b]	184,491
	SFR Group SA, Term Loan
172,813	4.822%, (LIBOR 1M + 2.750%), 6/22/2025[b]	164,517
	Sinclair Television Group, Inc., Term Loan
710,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	708,047
	Sprint Communications, Inc., Term Loan
725,812	4.625%, (LIBOR 1M + 2.500%), 2/2/2024[b]	725,631

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
120

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Communications Services (0.3%) - continued
	Syniverse Holdings, Inc., Term Loan
$69,825	7.078%, (LIBOR 1M + 5.000%), 2/9/2023[b]	$69,834
	Unitymedia Finance, LLC, Term Loan
135,000	4.322%, (LIBOR 1M + 2.250%), 1/20/2026[b]	134,587
	Univision Communications, Inc., Term Loan
462,309	4.827%, (LIBOR 1M + 2.750%), 3/15/2024[b]	448,440
	Virgin Media Bristol, LLC, Term Loan
140,000	4.572%, (LIBOR 1M + 2.500%), 1/31/2026[b]	139,810
	WideOpenWest Finance, LLC, Term Loan
208,425	5.329%, (LIBOR 1M + 3.250%), 8/6/2023[b]	199,502
	Windstream Services, LLC, Term Loan
194,505	6.080%, (LIBOR 3M + 4.000%), 3/30/2021[b,d,e]	182,738

	Total	8,582,708

Consumer Cyclical (0.1%)
	Boyd Gaming Corporation, Term Loan
45,579	4.450%, (LIBOR 1W + 2.500%), 9/15/2023[b]	45,806
	Cengage Learning Acquisitions, Term Loan
483,242	6.329%, (LIBOR 1M + 4.250%), 6/7/2023[b]	456,562
	Eldorado Resorts, Inc., Term Loan
32,991	4.401%, (LIBOR 2M + 2.250%), 4/17/2024[b]	32,977
	Four Seasons Hotels, Ltd., Term Loan
203,965	4.077%, (LIBOR 1M + 2.000%), 11/30/2023[b]	203,820
	Golden Entertainment, Inc., Term Loan
393,025	5.080%, (LIBOR 1M + 3.000%), 8/15/2024[b]	392,534
65,000	9.070%, (LIBOR 1M + 7.000%), 8/15/2025[b]	65,569
	Golden Nugget, Inc., Term Loan
440,513	4.827%, (LIBOR 1M + 2.750%), 10/4/2023[b]	441,676
	KAR Auction Services, Inc., Term Loan
123,611	4.625%, (LIBOR 1M + 2.500%), 3/9/2023[b]	123,765
	Men’s Warehouse, Inc., Term Loan
119,700	5.592%, (LIBOR 1M + 3.500%), 3/28/2025[b]	120,374
	Mohegan Tribal Gaming Authority, Term Loan
288,060	6.077%, (LIBOR 1M + 4.000%), 10/13/2023[b]	268,855
	Neiman Marcus Group, LLC, Term Loan
114,401	5.336%, (LIBOR 1M + 3.250%), 10/25/2020[b]	100,827
	Scientific Games International, Inc., Term Loan
768,075	4.903%, (LIBOR 1M + 2.750%), 8/14/2024[b]	768,183

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Cyclical (0.1%) - continued
	Seminole Hard Rock Entertainment, Inc., Term Loan
$143,939	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	$144,299
	Stars Group Holdings BV, Term Loan
207,000	0.000%, (LIBOR 3M + 3.500%), 7/29/2025[b,d,e]	208,753
	Wyndham Hotels & Resorts, Inc., Term Loan
140,000	3.827%, (LIBOR 1M + 1.750%), 3/29/2025[b]	140,307

	Total	3,514,307

Consumer Non-Cyclical (0.2%)
	Air Medical Group Holdings, Inc., Term Loan
557,200	5.347%, (LIBOR 1M + 3.250%), 4/28/2022[b]	540,283
99,500	6.329%, (LIBOR 1M + 4.250%), 9/26/2024[b]	98,057
	Albertson’s, LLC, Term Loan
397,217	4.827%, (LIBOR 1M + 2.750%), 8/25/2021[b]	395,501
203,296	5.337%, (LIBOR 3M + 3.000%), 12/21/2022[b]	202,408
260,989	5.319%, (LIBOR 3M + 3.000%), 6/22/2023[b]	259,248
	Anmeal Pharmaceuticals LLC, Term Loan
224,948	5.625%, (LIBOR 1M + 3.500%), 3/23/2025[b]	226,496
	Burlington Coat Factory Warehouse Corporation, Term Loan
305,553	4.580%, (LIBOR 1M + 2.500%), 11/9/2024[b]	306,827
	CHS/Community Health Systems, Inc., Term Loan
328,869	5.557%, (LIBOR 3M + 3.250%), 1/27/2021[b]	322,795
	Endo Luxembourg Finance Company I SARL., Term Loan
346,948	6.375%, (LIBOR 1M + 4.250%), 4/27/2024[b]	347,021
	Grifols Worldwide Operations USA, Inc., Term Loan
301,187	4.200%, (LIBOR 1W + 2.250%), 1/23/2025[b]	302,001
	JBS USA LUX SA, Term Loan
656,688	4.834%, (LIBOR 3M + 2.500%), 10/30/2022[b]	655,748
	Libbey Glass, Inc., Term Loan
108,636	5.097%, (LIBOR 1M + 3.000%), 4/9/2021[b,c]	108,229
	McGraw-Hill Global Education Holdings, LLC, Term Loan
604,021	6.077%, (LIBOR 1M + 4.000%), 5/4/2022[b]	593,559
	Revlon Consumer Products Corporation, Term Loan
271,944	5.577%, (LIBOR 1M + 3.500%), 9/7/2023[b]	198,767

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
121

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(unaudited)

Principal Amount	Bank Loans (1.0%)[a]	Value
Consumer Non-Cyclical (0.2%) - continued
	Valeant Pharmaceuticals International, Inc., Term Loan
$1,145,000	5.092%, (LIBOR 1M + 3.000%), 5/28/2025[b]	$1,146,019

	Total	5,702,959

Energy (<0.1%)
	Calpine Corporation, Term Loan
223,274	4.840%, (LIBOR 3M + 2.500%), 1/15/2024[b]	223,403
	Houston Fuel Oil Terminal Company, LLC, Term Loan
290,000	5.090%, (LIBOR 3M + 2.750%), 6/19/2025[b]	289,002
	McDermott Technology (Americas), Inc., Term Loan
344,137	7.077%, (LIBOR 1M + 5.000%), 4/4/2025[b]	346,030
	MEG Energy Corporation, Term Loan
37,500	5.580%, (LIBOR 1M + 3.500%), 12/31/2023[b]	37,538
	Pacific Drilling SA, Term Loan
271,930	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	101,294

	Total	997,267

Financials (0.1%)
	ASP AMC Merger Sub, Inc., Term Loan
545,809	5.834%, (LIBOR 3M + 3.500%), 4/13/2024[b]	500,370
	Brookfield Retail Holdings VII Sub 3, LLC, Term Loan
1,085,000	0.000%, (LIBOR 3M + 2.500%), 5/7/2025[b,d,e]	1,075,506
	Cyxtera DC Holdings, Inc., Term Loan
94,050	5.360%, (LIBOR 1M + 3.000%), 5/1/2024[b]	94,090
50,000	9.610%, (LIBOR 1M + 7.250%), 5/1/2025[b]	49,854
	Digicel International Finance, Ltd., Term Loan
462,670	5.330%, (LIBOR 1M + 3.250%), 5/10/2024[b]	443,469
	DJO Finance, LLC, Term Loan
185,858	5.458%, (LIBOR 1M + 3.250%), 6/7/2020[b]	185,433
	Genworth Holdings, Inc., Term Loan
99,750	6.578%, (LIBOR 1M + 4.500%), 2/28/2023[b]	101,558
	Harland Clarke Holdings Corporation, Term Loan
167,505	7.084%, (LIBOR 3M + 4.750%), 10/31/2023[b]	160,637
	Ineos US Finance, LLC, Term Loan
194,025	4.169%, (LIBOR 2M + 2.000%), 3/31/2024[b]	193,565
	MoneyGram International, Inc., Term Loan
417,949	5.344%, (LIBOR 3M + 3.250%), 3/28/2020[b]	399,142
	TransUnion, LLC, Term Loan
228,275	4.077%, (LIBOR 1M + 2.000%), 4/9/2023[b]	228,750

Principal Amount	Bank Loans (1.0%)[a]	Value
Financials (0.1%) - continued
	Tronox Finance, LLC, Term Loan
$347,093	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	$348,704

	Total	3,781,078

Technology (0.1%)
	First Data Corporation, Term Loan
235,000	4.069%, (LIBOR 1M + 2.000%), 4/26/2024[b]	234,890
	Micron Technology, Inc., Term Loan
279,288	3.830%, (LIBOR 1M + 1.750%), 4/26/2022[b]	279,868
	Rackspace Hosting, Inc., Term Loan
391,236	5.363%, (LIBOR 3M + 3.000%), 11/3/2023[b]	389,135
	SS&C Technologies Holdings Europe SARL, Term Loan
116,086	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	116,376
	SS&C Technologies, Inc., Term Loan
302,638	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	303,395
	TNS, Inc., Term Loan
347,178	6.080%, (LIBOR 1M + 4.000%), 8/14/2022[b]	348,153

	Total	1,671,817

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
603,900	6.577%, (LIBOR 1M + 4.500%), 5/18/2023[b]	605,410
	OSG Bulk Ships, Inc., Term Loan
114,699	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	113,408

	Total	718,818

Utilities (<0.1%)
	HD Supply Waterworks, Term Loan
253,087	5.253%, (LIBOR 3M + 3.000%), 7/21/2024[b]	253,930
	Talen Energy Supply, LLC, Term Loan
202,302	6.077%, (LIBOR 1M + 4.000%), 7/6/2023[b]	203,520

	Total	457,450

	Total Bank Loans (cost $29,830,466)	29,465,000

Shares	Registered Investment Companies (49.3%)	Value
Affiliated Equity Holdings (42.8%)
8,612,063	Thrivent Core International Equity Fund	88,101,410
7,733,985	Thrivent Core Low Volatility Equity Fund[h]	81,748,223
15,867,571	Thrivent Large Cap Growth Fund, Class S	205,643,718
4,674,604	Thrivent Large Cap Stock Fund, Class S	134,815,580
9,571,559	Thrivent Large Cap Value Fund, Class S	227,994,544
5,715,256	Thrivent Mid Cap Stock Fund, Class S	169,743,101
22,634,732	Thrivent Partner Worldwide Allocation Fund, Class S	247,850,310

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
122

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Registered Investment Companies (49.3%)	Value
Affiliated Equity Holdings (42.8%) - continued
1,593,213	Thrivent Small Cap Stock Fund, Class S	$44,116,071

	Total	1,200,012,957

Affiliated Fixed Income Holdings (5.1%)
2,828,264	Thrivent Core Emerging Markets Debt Fund	26,274,568
4,447,358	Thrivent High Yield Fund, Class S	21,080,477
6,845,998	Thrivent Income Fund, Class S	60,792,460
2,869,882	Thrivent Limited Maturity Bond Fund, Class S	35,414,343

	Total	143,561,848

Equity Funds/Exchange Traded Funds (0.8%)
9,460	iShares Russell 2000 Growth Index Fund	1,963,423
4,574	iShares Russell 2000 Index Fund	758,689
10,485	ProShares Ultra S&P 500[i]	1,249,602
45,374	SPDR S&P 500 ETF Trust	12,765,068
26,863	SPDR S&P Biotech ETF[i]	2,559,775
8,630	SPDR S&P Health Care Equipment ETF	696,873
13,480	SPDR S&P Retail ETF	669,013
11,260	Vanguard REIT ETF	922,644

	Total	21,585,087

Fixed Income Funds/Exchange Traded Funds (0.6%)
72,000	Invesco Senior Loan ETF	1,657,440
13,000	iShares Barclays 1-3 Year Credit Bond Fund	1,348,230
71,845	iShares iBoxx $ Investment Grade Corporate Bond ETF	8,316,777
71,850	Vanguard Short-Term Corporate Bond ETF	5,615,796

	Total	16,938,243

	Total Registered Investment Companies (cost $1,032,700,890)	1,382,098,135

Shares	Common Stock (25.2%)	Value
Consumer Discretionary (2.8%)
4,579	Amazon.com, Inc.[h]	8,138,898
19,650	American Axle & Manufacturing Holdings, Inc.[h]	328,548
1,000	AOKI Holdings, Inc.	14,335
600	Aoyama Trading Company, Ltd.	19,843
5,898	Aptiv plc	578,417
2,498	Aramark	100,445
4,678	Ascent Capital Group, Inc.[h]	13,473
1,700	Autobacs Seven Company, Ltd.	29,216
4,237	Berkeley Group Holdings plc	207,385
770	Booking Holdings, Inc.[h]	1,562,114
23,680	BorgWarner, Inc.	1,089,754
15,900	Bridgestone Corporation	627,198
25,114	Bright Horizons Family Solutions, Inc.[h]	2,686,947
5,033	Bunzl plc	149,550
19,187	Burlington Stores, Inc.[h]	2,931,965
16,459	Carnival Corporation	975,031
4,564	CBS Corporation	240,386
5,072	Cedar Fair, LP	289,814
2,960	Century Casinos, Inc.[h]	24,124
46,014	Chico’s FAS, Inc.	400,322
22,576	Children’s Place, Inc.	2,774,590
2,320	Chipotle Mexican Grill, Inc.[h]	1,006,091

Shares	Common Stock (25.2%)	Value
Consumer Discretionary (2.8%) - continued
1,300	Chiyoda Company, Ltd.	$26,985
591	Cie Generale des Etablissements Michelin	75,894
22,870	Comcast Corporation	818,289
62,830	Core-Mark Holding Company, Inc.	1,519,229
8,175	Criteo SA ADR[h]	262,663
60,100	Crocs, Inc.[h]	1,088,411
11,267	CSS Industries, Inc.	179,709
10,281	Culp, Inc.	254,969
2,100	DCM Holdings Company, Ltd.	18,809
14,164	DISH Network Corporation[h]	447,016
27,002	Dollar Tree, Inc.[h]	2,464,743
47,721	Duluth Holdings, Inc.[h,i]	1,098,537
4,245	Emerald Expositions Events, Inc.	81,928
8,797	Expedia Group, Inc.	1,177,390
71,750	Extended Stay America, Inc.	1,527,557
15,429	Five Below, Inc.[h]	1,499,082
25,000	G-III Apparel Group, Ltd.[h]	1,142,500
29,936	Habit Restaurants, Inc.[h]	380,187
12,508	Harley-Davidson, Inc.	536,468
3,731	Haverty Furniture Companies, Inc.	73,874
2,640	Hemisphere Media Group, Inc.[h]	31,680
12,233	Home Depot, Inc.	2,416,262
20,000	Honda Motor Company, Ltd.	610,613
2,715	Hugo Boss AG	244,815
8,457	Inchcape plc	78,238
14,173	International Speedway Corporation	613,691
842	Ipsos SA	28,135
12,934	ITV plc	27,954
13,293	Las Vegas Sands Corporation	955,767
4,309	La-Z-Boy, Inc.	131,424
12,318	Liberty Media Corporation - Liberty SiriusXM[h]	581,779
5,155	Liberty SiriusXM Group[h]	243,007
24,369	Lowe’s Companies, Inc.	2,420,816
2,700	Lululemon Athletica, Inc.[h]	323,865
7,991	Magna International, Inc.	485,693
84	Marcus Corporation	3,238
1,140	McDonald’s Corporation	179,596
6,970	Mediaset Espana Comunicacion SA	54,834
32,480	Michaels Companies, Inc.[h]	662,917
23,117	Modine Manufacturing Company[h]	403,392
5,584	Netflix, Inc.[h]	1,884,321
45,520	Newell Brands, Inc.	1,192,169
17,436	News Corporation, Class A	262,761
7,767	News Corporation, Class B	118,835
444	Nexity SA	27,320
1,544	Next plc	120,206
7,600	NHK Spring Company, Ltd.	76,017
13,476	NIKE, Inc.	1,036,439
66,600	Nissan Motor Company, Ltd.	629,976
30,900	Norwegian Cruise Line Holdings, Ltd.[h]	1,545,927
66,406	Nutrisystem, Inc.	2,656,240
1,940	O’Reilly Automotive, Inc.[h]	593,640
16,554	Oxford Industries, Inc.	1,524,954
18,182	Papa John’s International, Inc.[i]	762,917
8,737	Peugeot SA	250,943
19,772	Planet Fitness, Inc.[h]	939,565
2,668	Playa Hotels and Resorts NVh	27,721
900	Plenus Company, Ltd.[i]	14,551
10,390	Polaris Industries, Inc.	1,095,314
2,356	ProSiebenSat.1 Media AG	63,588
3,518	PVH Corporation	540,083
2,775	RHh,i	377,012
16,914	Ross Stores, Inc.	1,478,791

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
123

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (25.2%)	Value
Consumer Discretionary (2.8%) - continued
2,800	Sangetsu Company, Ltd.	$53,830
5,500	Sankyo Company, Ltd.	216,739
29,300	Sekisui House, Ltd.	499,433
1,800	SHIMAMURA Company, Ltd.	168,437
45,858	Six Flags Entertainment Corporation	2,978,477
3,760	Stamps.com, Inc.[h]	981,360
5,600	Sumitomo Rubber Industries, Ltd.	92,812
400	Takara Standard Company, Ltd.	7,110
6,350	Tapestry, Inc.	299,212
36,595	Toll Brothers, Inc.	1,290,340
29,992	Tower International, Inc.	968,742
10,600	Toyoda Gosei Company, Ltd.	268,972
8,800	TV Asahi Holdings Corporation	176,213
4,803	Ulta Beauty, Inc.[h]	1,173,805
4,803	Vail Resorts, Inc.	1,329,807
4,992	VF Corporation	459,613
2,300	Whirlpool Corporation	301,530
22,973	Wingstop, Inc.	1,133,718
2,071	Wolters Kluwer NV	124,713
16,830	Zumiez, Inc.[h]	381,200

	Total	79,485,755

Consumer Staples (0.7%)
12,161	Altria Group, Inc.	713,607
58,158	Archer-Daniels-Midland Company	2,806,705
1,700	Arcs Company, Ltd.	42,564
86,700	Cott Corporation	1,386,333
24,848	e.l.f. Beauty, Inc.[h,i]	358,805
13,037	Empire Company, Ltd.	268,788
2,031	ForFarmers BV	23,076
70,816	Hain Celestial Group, Inc.[h]	2,014,007
6,158	Inter Parfums, Inc.	370,712
31,900	Japan Tobacco, Inc.	907,865
14,650	John B. Sanfilippo & Son, Inc.[h]	1,126,145
2,060	Kimberly-Clark Corporation	234,552
10,234	Koninklijke Ahold Delhaize NV	260,256
1,600	Lawson, Inc.	96,080
549	Loblaw Companies, Ltd.	29,027
31,808	MGP Ingredients, Inc.	2,610,482
400	Ministop Company, Ltd.	7,577
29,258	Monster Beverage Corporation[h]	1,756,065
22,378	PepsiCo, Inc.	2,573,470
2,901	Seneca Foods Corporation[h]	78,182
8,703	SpartanNash Company	208,524
4,052	Swedish Match AB	221,512
9,137	Unilever NV	527,120
13,362	Unilever plc	763,300
5,644	Wal-Mart Stores, Inc.	503,614
8,994	Wesfarmers, Ltd.	330,694

	Total	20,219,062

Energy (1.3%)
56,859	Abraxas Petroleum Corporation[h]	147,833
15,531	Anadarko Petroleum Corporation	1,136,093
2,640	Andeavor	396,158
122,076	Archrock, Inc.	1,666,337
2,408	BP plc	18,097
132,667	Callon Petroleum Company[h]	1,427,497
9,690	Chevron Corporation	1,223,556
9,298	Concho Resources, Inc.[h]	1,356,113
1,412	Contura Energy, Inc.[h]	97,075
77,462	Denbury Resources, Inc.[h]	349,354
11,310	Devon Energy Corporation	509,063
4,422	EQT Corporation	219,685
9,280	Era Group, Inc.[h]	131,126
107,700	Euronav NV	910,065

Shares	Common Stock (25.2%)	Value
Energy (1.3%) - continued
13,494	Exterran Corporation[h]	$374,054
29,624	Exxon Mobil Corporation	2,414,652
52,288	Forum Energy Technologies, Inc.[h]	687,587
337	Gaztransport Et Technigaz SA	22,062
183,976	Gran Tierra Energy, Inc.[h]	612,640
26,397	Halliburton Company	1,119,761
27,539	Helix Energy Solutions Group, Inc.[h]	275,665
9,251	HollyFrontier Corporation	689,940
2,176	Keane Group, Inc.[h]	30,703
73,976	Marathon Oil Corporation	1,562,373
43,942	Newpark Resources, Inc.[h]	485,559
41,296	Nine Energy Service, Inc.[h]	1,206,256
32,678	Northern Oil and Gas, Inc.[h]	121,562
6,949	Oil States International, Inc.[h]	242,520
6,140	OMV AG	346,989
14,635	ONEOK, Inc.	1,030,889
43,739	Parsley Energy, Inc.[h]	1,374,717
83,351	Patterson-UTI Energy, Inc.	1,433,637
1,500	Phillips 66	185,010
9,430	Pioneer Energy Services Corporation[h]	31,119
5,380	Pioneer Natural Resources Company	1,018,273
41,647	Ring Energy, Inc.[h]	514,757
17,468	Rowan Companies plc[h]	252,937
4,434	Royal Dutch Shell plc, Class A	151,939
22,664	Royal Dutch Shell plc, Class B	793,852
17,420	RPC, Inc.[i]	257,816
24,680	SM Energy Company	678,947
6,365	Tallgrass Energy, LP	148,495
465	Targa Resources Corporation	23,748
54,353	TechnipFMC plc	1,769,190
27,264	Teekay Tankers, Ltd.[i]	25,860
5,490	Total SA	358,086
144,949	Transocean, Ltd.[h]	1,865,494
30,419	Unit Corporation[h]	757,433
7,272	W&T Offshore, Inc.[h]	50,468
188,350	Weatherford International plc[h]	638,507
11,391	Whiting Petroleum Corporation[h]	565,563
76,665	WPX Energy, Inc.[h]	1,439,002

	Total	35,146,114

Financials (4.9%)
657	Aareal Bank AG	30,193
6,618	Affiliated Managers Group, Inc.	1,058,946
24,429	Aflac, Inc.	1,136,926
17,402	Allstate Corporation	1,655,278
16,600	Ally Financial, Inc.	444,216
5,907	American Express Company	587,865
33,699	American Financial Group, Inc.	3,797,540
4,660	American International Group, Inc.	257,279
12,689	Ameris Bancorp	591,307
2,308	Anima Holding SPA[j]	12,371
8,559	Arch Capital Group, Ltd.[h]	261,563
15,108	Argo Group International Holdings, Ltd.	945,005
51,910	Assured Guaranty, Ltd.	2,020,337
1,458	ASX, Ltd.	71,196
13,159	Australia & New Zealand Banking Group, Ltd.	286,072
17,211	Banca Monte dei Paschi di Siena SPA[h,i]	53,423
29,168	Banco BPM SPA[h]	92,444
24,729	Banco de Sabadell SA	41,168
30,910	BancorpSouth Bank	1,016,939
113,797	Bank of America Corporation	3,514,051
1,198	Bank of Marin Bancorp	106,442
19,046	Bank of New York Mellon Corporation	1,018,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
124

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (25.2%)	Value
Financials (4.9%) - continued
15,291	Bank OZK	$625,402
10,346	BankFinancial Corporation	173,192
7,212	Bankinter SA	69,561
8,911	Barclays plc	22,668
46,446	Beneficial Bancorp, Inc.	754,747
8,300	Berkshire Hathaway, Inc.[h]	1,642,321
11,310	Blackstone Group, LP	394,945
3,254	Blue Hills Bancorp, Inc.	71,263
58,382	Boston Private Financial Holdings, Inc.	840,701
113,575	BrightSphere Investment Group	1,618,444
854	Brookline Bancorp, Inc.	15,543
104,341	Brown & Brown, Inc.	3,053,018
4,665	CaixaBank SA	21,463
15,254	Capital One Financial Corporation	1,438,757
33,169	Cathay General Bancorp	1,379,499
34,822	Central Pacific Financial Corporation	959,694
4,240	Cherry Hill Mortgage Investment Corporation	78,101
2,610	Chubb, Ltd.	364,669
16,344	CI Financial Corporation	285,582
76,122	Citigroup, Inc.	5,472,411
6,736	Citizens Financial Group, Inc.	267,958
61,359	CNO Financial Group, Inc.	1,248,656
10,584	CNP Assurances	247,158
37,085	CoBiz Financial, Inc.	812,161
5,260	Comerica, Inc.	509,904
16,376	Community Trust Bancorp, Inc.	799,558
27,694	Direct Line Insurance Group plc	124,950
16,928	Discover Financial Services	1,208,828
17,934	DnB ASA	361,132
69,330	Dynex Capital, Inc.	461,045
51,899	E*TRADE Financial Corporation[h]	3,104,079
38,766	East West Bancorp, Inc.	2,509,711
5,065	Ellington Residential Mortgage REIT	56,728
19,720	Employers Holdings, Inc.	915,994
30,280	Enterprise Financial Services Corporation	1,703,250
22,175	Essent Group, Ltd.[h]	851,520
4,072	Euronext NVj	252,723
3,427	FBL Financial Group, Inc.	279,986
25,039	Fifth Third Bancorp	740,904
9,341	Financial Institutions, Inc.	296,110
11,633	Finecobank Banca Fineco SPA	136,413
14,358	First Busey Corporation	455,436
18,043	First Commonwealth Financial Corporation	304,385
25,049	First Defiance Financial Corporation	805,576
5,633	First Financial Corporation	289,536
83,723	First Hawaiian, Inc.	2,366,012
33,084	First Interstate BancSystem, Inc.	1,427,575
1,548	First Merchants Corporation	73,066
588	First Mid-Illinois Bancshares, Inc.	23,702
5,792	First Midwest Bancorp, Inc.	154,473
2,966	First of Long Island Corporation	64,659
4,985	First Republic Bank	492,817
42,740	FlexiGroup, Ltd.	72,717
4,229	Genworth MI Canada, Inc.	148,861
9,903	Goldman Sachs Group, Inc.	2,351,269
17,628	Great Southern Bancorp, Inc.	1,040,933
44,404	Hamilton Lane, Inc.	2,174,464
19,365	Hancock Whitney Corporation	973,091
3,793	Hanmi Financial Corporation	95,015
2,803	Hannover Rueckversicherung SE	373,875
4,763	Hanover Insurance Group, Inc.	597,375

Shares	Common Stock (25.2%)	Value
Financials (4.9%) - continued
21,941	Hartford Financial Services Group, Inc.	$1,156,291
5,590	Heartland Financial USA, Inc.	328,413
69,762	Heritage Commerce Corporation	1,062,475
14,107	Hometrust Bancshares, Inc.[h]	410,514
20,493	Horace Mann Educators Corporation	895,544
19,612	Horizon Bancorp, Inc.	412,048
15,430	Houlihan Lokey, Inc.	758,539
73,283	HSBC Holdings plc	701,776
88,412	Huntington Bancshares, Inc.	1,365,081
14,117	IBERIABANK Corporation	1,173,123
14,403	Independent Bank Corporation	352,874
6,637	Interactive Brokers Group, Inc.	397,291
29,340	Intercontinental Exchange, Inc.	2,168,519
18,717	Invesco, Ltd.	505,172
91,551	Investment Technology Group, Inc.	2,027,855
8,718	J.P. Morgan Chase & Company	1,002,134
56,956	Jefferies Financial Group, Inc.	1,381,183
3,184	Jupiter Fund Management plc	18,294
14,668	Kemper Corporation	1,170,506
246,883	KeyCorp	5,152,448
49,428	Ladder Capital Corporation	790,354
7,697	Lakeland Bancorp, Inc.	149,322
36,445	Loews Corporation	1,850,677
188	Macquarie Group, Ltd.	17,153
560	Markel Corporation[h]	655,200
5,179	MarketAxess Holdings, Inc.	1,003,535
2,400	Matsui Securities Company, Ltd.	23,943
229,103	Medibank Private, Ltd.	529,864
2,163	Mercantile Bank Corporation	76,830
65,607	Meridian Bancorp, Inc.	1,200,608
7,260	MetLife, Inc.	332,072
22,502	MidWestOne Financial Group, Inc.	723,664
97,200	Mizuho Financial Group, Inc.	168,962
21,189	Morgan Stanley	1,071,316
213	Nasdaq, Inc.	19,468
6,400	National Bank Holdings Corporation	253,312
4,873	National Bank of Canada	238,883
74	National Western Life Group, Inc.	23,976
13,024	Navigators Group, Inc.	785,998
973	NBT Bancorp, Inc.	39,154
9,126	Old Second Bancorp, Inc.	141,453
13,720	PacWest Bancorp	689,018
1,304	Paragon Banking Group plc	8,513
2,036	Pargesa Holding SA	170,058
44,320	PCSB Financial Corporation	872,218
4,461	Peapack-Gladstone Financial Corporation	146,678
2,546	Peoples Bancorp, Inc.	92,216
2,351	Plus500, Ltd.	57,124
2,017	Power Corporation of Canada	45,880
2,540	PowerShares QQQ	448,183
10,410	Primerica, Inc.	1,195,068
56,415	Provident Financial Services, Inc.	1,440,839
2,350	Prudential Financial, Inc.	237,139
9,944	QCR Holdings, Inc.	432,067
17,550	Radian Group, Inc.	336,083
1,697	Raymond James Financial, Inc.	155,428
15,649	Regions Financial Corporation	291,228
25,897	Sandy Spring Bancorp, Inc.	1,012,832
66,101	Santander Consumer USA Holdings Inc.	1,271,783
59,763	Seacoast Banking Corporation of Florida[h]	1,751,654
1,500	Senshu Ikeda Holdings, Inc.	5,334
105,905	SLM Corporation[h]	1,195,667

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
125

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (25.2%)	Value
Financials (4.9%) - continued
13,989	State Auto Financial Corporation	$452,404
4,810	State Street Corporation	424,771
49,596	Sterling Bancorp	1,101,031
24,865	Stifel Financial Corporation	1,370,807
1,508	Sun Life Financial, Inc.	61,672
9,308	SVB Financial Group[h]	2,865,747
12,038	Synchrony Financial	348,380
69,353	Synovus Financial Corporation	3,427,425
24,673	TD Ameritrade Holding Corporation	1,410,062
3,961	Territorial Bancorp, Inc.	120,811
204	Topdanmark AS	8,761
11,260	TriCo Bancshares	437,113
1,874	TriState Capital Holdings, Inc.[h]	55,096
74,677	TrustCo Bank Corporation	679,561
7,070	U.S. Bancorp	374,781
684	UMB Financial Corporation	49,173
19,410	United Community Banks, Inc.	582,882
32,406	United Financial Bancorp, Inc.	567,429
1,966	United Fire Group, Inc.	118,530
11,421	Unum Group	453,756
6,652	Washington Trust Bancorp, Inc.	388,809
15,588	Wells Fargo & Company	893,037
28,820	Western Alliance Bancorp[h]	1,634,670
8,924	Wintrust Financial Corporation	782,903
25,089	WSFS Financial Corporation	1,422,546
51,040	Zions Bancorporation	2,638,768

	Total	136,516,296

Health Care (3.0%)
1,248	ABIOMED, Inc.[h]	442,453
11,815	Aerie Pharmaceuticals, Inc.[h]	798,103
2,170	Aetna, Inc.	408,806
11,421	Amgen, Inc.	2,244,798
1,717	Amplifon SPA	38,293
7,201	Ardelyx, Inc.[h]	29,164
6,795	Arena Pharmaceuticals, Inc.[h]	262,219
25,957	Asterias Biotherapeutics, Inc.[h,i]	45,425
457	Atrion Corporation	314,416
3,834	Biogen, Inc.[h]	1,281,975
16,293	BioMarin Pharmaceutical, Inc.[h]	1,638,424
2,576	Bruker Corporation	83,462
5,474	Cardinal Health, Inc.	273,426
16,962	Cardiovascular Systems, Inc.[h]	643,369
45,232	Catalent, Inc.[h]	1,886,174
7,004	Celgene Corporation[h]	630,990
4,636	Charles River Laboratories International, Inc.[h]	576,255
12,547	Concert Pharmaceuticals, Inc.[h]	200,627
9,550	CVS Health Corporation	619,413
21,084	Danaher Corporation	2,162,797
14,490	Dexcom, Inc.[h]	1,378,434
7,246	Edwards Lifesciences Corporation[h]	1,032,193
3,939	Eli Lilly and Company	389,213
10,852	Epizyme, Inc.[h]	139,991
24,282	Evolent Health, Inc.[h,i]	490,496
5,821	Exelixis, Inc.[h]	120,495
5,364	Express Scripts Holding Company[h]	426,223
1,871	FibroGen, Inc.[h]	118,060
65,238	GenMark Diagnostics, Inc.[h]	435,790
928	Genomic Health, Inc.[h]	49,815
7,650	GlaxoSmithKline plc ADR	318,163
15,037	Halozyme Therapeutics, Inc.[h]	272,170
3,834	Heska Corporation[h]	384,359
16,855	Hill-Rom Holdings, Inc.	1,587,741
2,031	Illumina, Inc.[h]	658,775
8,532	Immunomedics, Inc.[h]	204,171

Shares	Common Stock (25.2%)	Value
Health Care (3.0%) - continued
7,925	Inogen, Inc.[h]	$1,579,056
31,663	Intersect ENT, Inc.[h]	1,024,298
5,452	Intra-Cellular Therapies, Inc.[h]	109,422
1,151	Intuitive Surgical, Inc.[h]	584,927
8,080	Jazz Pharmaceuticals, Inc.[h]	1,398,486
26,284	Johnson & Johnson	3,483,156
2,000	KYORIN Holdings, Inc.	40,722
26,287	LHC Group, Inc.[h]	2,262,785
217	LNA Sante	13,851
8,391	Magellan Health Services, Inc.[h]	610,445
2,149	Medpace Holdings, Inc.[h]	131,884
31,510	Medtronic plc	2,843,147
15,960	Merck & Company, Inc.	1,051,285
14,313	Merit Medical Systems, Inc.[h]	777,196
43,009	MiMedx Group, Inc.[h,i]	182,788
25,997	Mylan NVh	969,948
36,855	Myriad Genetics, Inc.[h]	1,612,406
7,743	National Healthcare Corporation	558,115
16,233	Neurocrine Biosciences, Inc.[h]	1,631,254
13,650	Neuronetics, Inc.[h]	340,568
19,895	Nevro Corporation[h]	1,119,293
9,123	Novartis AG	765,618
20,317	Novo Nordisk AS	1,010,716
14,608	Novocure, Ltd.[h]	496,672
35,023	NuVasive, Inc.[h]	2,033,085
25,210	Omnicell, Inc.[h]	1,499,995
65,398	Optinose, Inc.[h,i]	1,330,849
11,800	PerkinElmer, Inc.	934,324
11,251	Perrigo Company plc	905,931
83,322	Pfizer, Inc.	3,327,047
11,327	Prothena Corporation plc[h]	168,319
3,189	Roche Holding AG	783,367
2,328	Sage Therapeutics, Inc.[h]	335,977
52,351	Tactile Systems Technology, Inc.[h]	2,516,513
13,637	Teleflex, Inc.	3,718,946
12,273	Thermo Fisher Scientific, Inc.	2,878,387
19,111	UnitedHealth Group, Inc.	4,839,287
13,570	Universal Health Services, Inc.	1,656,897
7,750	Valeant Pharmaceuticals International, Inc.[h]	168,485
23,349	Veeva Systems, Inc.[h]	1,765,885
11,720	Vertex Pharmaceuticals, Inc.[h]	2,051,586
5,170	West Pharmaceutical Services, Inc.	566,891
47,790	Wright Medical Group NVh	1,215,300
28,107	Zoetis, Inc.	2,430,693

	Total	82,312,480

Industrials (4.1%)
21,170	Acco Brands Corporation	270,976
4,805	ACS Actividades de Construccion y Servicios, SAh	210,587
2,300	Acuity Brands, Inc.	319,769
16,323	Advanced Disposal Services, Inc.[h]	401,546
12,591	AECOM[h]	422,554
10,670	Aegion Corporation[h]	264,403
23,376	Aerojet Rocketdyne Holdings, Inc.[h]	787,771
15,010	AGCO Corporation	945,930
28,584	AMETEK, Inc.	2,223,835
13,399	ASGN, Inc.[h]	1,209,930
1,336	Atlantia SPA	39,573
14,594	Atlas Copco AB, Class A	417,920
13,067	Atlas Copco AB, Class B	342,452
65,518	BAE Systems plc	560,853
1,540	Boeing Company	548,702
5,075	Brink’s Company	405,239
6,830	BWX Technologies, Inc.	449,141

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
126

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (25.2%)	Value
Industrials (4.1%) - continued
43,818	Casella Waste Systems, Inc.[h]	$1,207,624
8,004	Caterpillar, Inc.	1,150,975
24,206	CBIZ, Inc.[h]	532,532
26,100	Colfax Corporation[h]	843,030
22,405	Comfort Systems USA, Inc.	1,244,598
43,322	Costamare, Inc.	300,655
20,360	Crane Company	1,844,005
1,056	CSW Industrials, Inc.[h]	57,288
27,443	CSX Corporation	1,939,671
400	Cummins, Inc.	57,124
4,740	Curtiss-Wright Corporation	630,562
9,920	Delta Air Lines, Inc.	539,846
16,722	Dun & Bradstreet Corporation	2,105,133
12,198	Dycom Industries, Inc.[h]	1,087,574
23,660	EMCOR Group, Inc.	1,820,637
18,175	Emerson Electric Company	1,313,689
19,430	Encore Wire Corporation	947,212
11,416	Epiroc AB, Class Ah	136,686
2,620	Epiroc AB, Class Bh	27,764
4,449	ESCO Technologies, Inc.	276,950
12,151	Federal Signal Corporation	288,586
1,598	Ferguson plc	126,022
8,704	Forrester Research, Inc.	402,560
18,211	Fortive Corporation	1,494,759
10,496	Fortune Brands Home and Security, Inc.	608,768
4,810	Franklin Electric Company, Inc.	237,854
6,596	General Dynamics Corporation	1,317,617
11,700	Genesee & Wyoming, Inc.[h]	1,006,200
499	Global Brass and Copper Holdings, Inc.	16,442
1,882	GMS, Inc.[h]	49,384
7,043	Gorman-Rupp Company	266,507
15,259	Granite Construction, Inc.	823,223
18,969	GWA Group, Ltd.	46,117
28,724	Healthcare Services Group, Inc.[i]	1,156,428
20,475	Heico Corporation	1,563,676
2,882	Hillenbrand, Inc.	144,676
76	Hochtief AG	13,666
25,736	Honeywell International, Inc.	4,108,752
7,152	Hubbell, Inc.	881,484
3,735	Huntington Ingalls Industries, Inc.	870,442
1,477	Hyster-Yale Materials Handling, Inc.	97,128
8,295	ICF International, Inc.	610,927
2,400	Inaba Denki Sangyo Company, Ltd.	101,285
4,750	Ingersoll-Rand plc	467,923
44,182	Interface, Inc.	989,677
38,655	Jacobs Engineering Group, Inc.	2,614,238
11,835	JB Hunt Transport Services, Inc.	1,419,016
52,637	KAR Auction Services, Inc.	3,129,270
17,359	KeyW Holding Corporation[h]	153,974
18,219	Kforce, Inc.	688,678
52,000	Kirby Corporation[h]	4,339,400
2,921	Korn/Ferry International	192,728
7,120	L3 Technologies, Inc.	1,526,813
9,075	Lincoln Electric Holdings, Inc.	852,506
9,120	Lindsay Corporation	858,557
2,589	Lockheed Martin Corporation	844,273
1,036	Loomis AB	32,510
18,190	Masco Corporation	733,603
12,805	Masonite International Corporation[h]	873,941
21,423	Mercury Systems, Inc.[h]	893,982
30,731	Milacron Holdings Corporation[h]	640,741
4,000	Mitsuboshi Belting, Ltd.	49,495
3,385	Monadelphous Group, Ltd.	37,087
8,202	Moog, Inc.	615,232

Shares	Common Stock (25.2%)	Value
Industrials (4.1%) - continued
144,085	MRC Global, Inc.[h]	$3,263,525
7,376	National Express Group plc	39,065
14,189	Navigant Consulting, Inc.[h]	308,753
70,747	NCI Building Systems, Inc.[h]	1,128,415
86,540	Nexeo Solutions, Inc.[h]	785,783
6,300	Nitto Kogyo Corporation	108,333
3,178	Nobina ABj	22,019
7,920	Norfolk Southern Corporation	1,338,480
2,237	Northgate plc	12,831
8,396	Old Dominion Freight Line, Inc.	1,232,533
2,929	Orion Group Holdings, Inc.[h]	26,859
16,321	Oshkosh Corporation	1,228,155
17,862	PageGroup plc	140,275
10,315	Parker Hannifin Corporation	1,743,751
36,128	Primoris Services Corporation	975,817
12,564	Radiant Logistics, Inc.[h]	50,130
19,051	Raven Industries, Inc.	739,179
5,997	Resources Connection, Inc.	95,352
749	Rockwool International AS	299,902
7,124	Roper Industries, Inc.	2,150,736
1,294	Saia, Inc.[h]	97,503
3,784	Sandvik AB	69,193
1,697	Schindler Holding AG, Participation Certificate	395,186
5,311	Schneider Electric SE	426,290
22	SGS SA	57,347
2,600	ShinMaywa Industries, Ltd.	31,472
20,028	SiteOne Landscape Supply, Inc.[h]	1,785,696
16,497	SKF AB	338,690
4,698	Smiths Group plc	99,284
428	Societa Iniziative Autostradali e Servizi SPA	7,581
73,704	Southwest Airlines Company	4,286,625
7,640	SP Plus Corporation[h]	297,960
1,003	Spirax-Sarco Engineering plc	91,369
24,504	SPX Corporation[h]	909,098
8,549	SPX FLOW, Inc.[h]	406,248
1,523	Standex International Corporation	157,859
33,000	Sumitomo Electric Industries, Ltd.	507,644
800	Taikisha, Ltd.	23,216
19,620	Terex Corporation	865,634
2,300	Toppan Forms Company, Ltd.	23,419
23,000	Toppan Printing Company, Ltd.	176,969
35,395	TPI Composites, Inc.[h]	1,090,874
6,809	Transcontinental, Inc.	161,896
1,670	TransDigm Group, Inc.	627,152
6,440	TransUnion	466,256
29,733	TriMas Corporation[h]	880,097
734	TrueBlue, Inc.[h]	19,855
9,000	Tsubakimoto Chain Company	82,891
711	UniFirst Corporation	133,064
15,760	United Continental Holdings, Inc.[h]	1,267,104
2,789	United Parcel Service, Inc.	334,373
10,608	United Rentals, Inc.[h]	1,578,470
18,097	United Technologies Corporation	2,456,487
32,740	Univar, Inc.[h]	900,023
12,429	Universal Truckload Services, Inc.	416,372
6,900	Valmont Industries, Inc.	963,585
19,880	Verisk Analytics, Inc.[h]	2,199,126
4,856	Vinci SA	488,617
7,571	WABCO Holdings, Inc.[h]	951,523
22,300	WageWorks, Inc.[h]	1,177,440
48,453	Waste Connections, Inc.	3,760,437
4,220	Watsco, Inc.	727,992
30,824	Willdan Group, Inc.[h]	859,373

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
127

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (25.2%)	Value
Industrials (4.1%) - continued
1,100	Yuasa Trading Company, Ltd.	$35,855

	Total	114,393,921

Information Technology (5.7%)
24,541	2U, Inc.[h]	1,856,772
2,121	Adobe Systems, Inc.[h]	518,966
36,080	Advanced Micro Devices, Inc.[h]	661,346
25,576	Agilent Technologies, Inc.	1,689,039
36,405	Akamai Technologies, Inc.[h]	2,739,840
3,670	Alliance Data Systems Corporation	825,310
4,238	Alphabet, Inc., Class Ah	5,200,958
1,854	Alphabet, Inc., Class Ch	2,256,800
4,602	Amadeus IT Holding SA	392,576
10,554	Ambarella, Inc.[h,i]	413,506
3,285	American Software, Inc.	49,144
41,723	Amphenol Corporation	3,901,518
31,259	Apple, Inc.	5,948,275
15,847	Applied Materials, Inc.	770,640
7,247	Arista Networks, Inc.[h]	1,853,275
31,161	Arrow Electronics, Inc.[h]	2,363,250
4,039	Atkore International Group, Inc.[h]	95,563
4,450	Atlassian Corporation plc[h]	322,225
10,734	Autodesk, Inc.[h]	1,378,675
11,493	Automatic Data Processing, Inc.	1,551,440
14,920	Belden, Inc.	966,070
31,316	Benchmark Electronics, Inc.	757,847
47,701	Blackline, Inc.[h]	2,036,833
68,442	Booz Allen Hamilton Holding Corporation	3,235,253
5,600	Canon, Inc.	181,688
4,500	Capgemini SA	575,697
12,601	Carsales.com, Ltd.	130,657
7,979	CDW Corporation	670,954
6,788	CGI Group, Inc.[h]	438,218
92,100	Ciena Corporation[h]	2,339,340
118,061	Cisco Systems, Inc.	4,992,800
11,468	Cognex Corporation	605,281
12,724	CoreLogic, Inc.[h]	619,659
955	CSG Systems International, Inc.	38,840
18,663	Descartes Systems Group, Inc.[h]	595,350
58,865	Dolby Laboratories, Inc.	3,793,849
9,912	Endurance International Group Holdings, Inc.[h]	81,278
7,733	Envestnet, Inc.[h]	453,154
4,890	Euronet Worldwide, Inc.[h]	449,587
58,070	EVERTEC, Inc.	1,353,031
1,000	ExlService Holdings, Inc.[h]	59,640
22,186	Facebook, Inc.[h]	3,828,860
8,856	Fidelity National Information Services, Inc.	913,319
21,071	Fiserv, Inc.[h]	1,590,439
36,050	Flextronics International, Ltd.[h]	503,258
41,040	FLIR Systems, Inc.	2,404,944
23,044	Fortinet, Inc.[h]	1,449,698
19,230	Global Payments, Inc.	2,164,721
28,845	Guidewire Software, Inc.[h]	2,486,439
5,585	IAC/InterActiveCorporation[h]	822,391
7,790	Insight Enterprises, Inc.[h]	391,603
1,000	ITOCHU Techno-Solutions Corporation	19,053
68,978	Keysight Technologies, Inc.[h]	4,000,724
33,600	Konica Minolta Holdings, Inc.	301,637
700	Kulicke and Soffa Industries, Inc.	18,452
3,500	Kyocera Corporation	203,701
7,100	Lam Research Corporation	1,353,544
18,418	Liberty Tripadvisor Holdings, Inc.[h]	306,660

Shares	Common Stock (25.2%)	Value
Information Technology (5.7%) - continued
42,951	M/A-COM Technology Solutions Holdings, Inc.[h,i]	$894,669
5,618	ManTech International Corporation	336,237
29,373	MasterCard, Inc.	5,815,854
16,480	Maxim Integrated Products, Inc.	1,007,587
2,734	Mellanox Technologies, Ltd.[h]	214,619
61,457	Microsoft Corporation	6,519,359
27,907	Monolithic Power Systems, Inc.	3,702,701
26,070	National Instruments Corporation	1,142,127
3,300	NEC Networks & System Integration Corporation	79,443
24,634	New Relic, Inc.[h]	2,406,742
10,056	Nice, Ltd. ADR[h]	1,100,126
9,033	Novanta, Inc.[h]	563,208
78,697	NRG Yield, Inc., Class A	1,454,321
6,056	NVIDIA Corporation	1,482,872
70,962	Oracle Corporation	3,383,468
8,210	Palo Alto Networks, Inc.[h]	1,627,715
31,938	PayPal Holdings, Inc.[h]	2,623,387
21,388	Pegasystems, Inc.	1,189,173
21,330	Plexus Corporation[h]	1,267,429
27,806	Proofpoint, Inc.[h]	3,171,274
39,819	Q2 Holdings, Inc.[h]	2,355,294
108,332	Quantenna Communications, Inc.[h]	1,725,729
14,466	Red Hat, Inc.[h]	2,043,033
24,096	RELX NV	524,054
21,201	RELX plc	461,911
10,860	Rogers Corporation[h]	1,265,950
21,587	Rudolph Technologies, Inc.[h]	617,388
1,100	Ryoyo Electro Corporation	17,699
49,335	SailPoint Technologies Holdings, Inc.[h]	1,188,480
23,452	Salesforce.com, Inc.[h]	3,216,442
2,085	ScanSource, Inc.[h]	86,006
2,313	Seagate Technology plc	121,710
110,198	Sequans Communications SA ADR[h,i]	189,541
11,512	ServiceNow, Inc.[h]	2,025,652
18,100	Shinko Electric Industries Company, Ltd.	173,502
14,932	SS&C Technologies Holdings, Inc.	792,441
30,211	Synopsys, Inc.[h]	2,701,770
1,972	TE Connectivity, Ltd.	184,520
8,749	Teradata Corporation[h]	334,999
9,991	Teradyne, Inc.	432,111
17,474	Texas Instruments, Inc.	1,945,206
9,984	Total System Services, Inc.	913,935
8,036	Trimble, Inc.[h]	283,671
20,000	Twitter, Inc.[h]	637,400
11,648	Tyler Technologies, Inc.[h]	2,620,684
2,555	Ultimate Software Group, Inc.[h]	707,454
27,494	Verint Systems, Inc.[h]	1,234,481
1,573	VeriSign, Inc.[h]	228,447
51,563	Virtusa Corporation[h]	2,724,073
24,875	Visa, Inc.	3,401,407
38,853	Xilinx, Inc.	2,800,136
15,259	XO Group, Inc.[h]	429,999
5,600	Yahoo Japan Corporation[i]	21,306
40,770	Zix Corporation[h]	217,712
300	Zuora, Inc.[h]	7,359

	Total	160,537,400

Materials (1.1%)
3,550	Alcoa Corporation[h]	153,608
5,076	Balchem Corporation	509,072
7,700	Ball Corporation	300,069
8,844	BASF SE	847,769
24,649	BHP Billiton plc	567,262

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
128

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (25.2%)	Value
Materials (1.1%) - continued
14,357	BHP Billiton, Ltd.	$374,954
2,369	Canfor Corporation[h]	51,938
25,354	Celanese Corporation	2,994,561
6,850	CF Industries Holdings, Inc.	304,277
20,423	Continental Building Products, Inc.[h]	651,494
15,100	Daicel Corporation	166,364
4,440	Eastman Chemical Company	460,073
8,674	Evonik Industries AG	320,993
22,270	Ferroglobe Representation & Warranty Insurance Trust[c,h]	2
19,017	Freeport-McMoRan, Inc.	313,780
6,417	Granges AB	80,331
11,616	Hecla Mining Company	37,171
1,500	Hokuetsu Corporation	8,388
15,372	Innospec, Inc.	1,244,363
6,841	International Paper Company	367,567
2,700	JSR Corporation	51,915
4,851	Kadant, Inc.	468,607
1,000	Kaneka Corporation	8,802
758	Koppers Holdings, Inc.[h]	28,463
14,600	Kuraray Company, Ltd.	206,355
6,300	Kyoei Steel, Ltd.	123,342
7,540	Martin Marietta Materials, Inc.	1,503,627
32,407	Mercer International, Inc.	581,706
5,163	Methanex Corporation	356,763
8,466	Minerals Technologies, Inc.	640,030
9,647	Mondi plc	265,248
25,608	Myers Industries, Inc.	551,852
2,951	Navigator Company SA	16,830
7,290	Neenah, Inc.	640,062
31,817	Newmont Mining Corporation	1,167,048
4,100	Nippon Kayaku Company, Ltd.	46,755
4,000	Nippon Steel & Sumitomo Metal Corporation	79,773
13,215	Nucor Corporation	884,480
2,515	Olympic Steel, Inc.	55,607
52,871	OMNOVA Solutions, Inc.[h]	494,344
19,195	Owens-Illinois, Inc.[h]	358,563
3,442	Packaging Corporation of America	388,602
30,395	Reliance Steel & Aluminum Company	2,741,629
456	Rio Tinto plc	25,035
1,994	Rio Tinto, Ltd.	120,511
18,810	RPM International, Inc.	1,210,800
11,893	Ryerson Holding Corporation[h]	137,364
17,216	Sandfire Resources NL	94,572
200	Sanyo Special Steel Company, Ltd.	5,181
21,792	Schweitzer-Mauduit International, Inc.	904,150
16,810	Scotts Miracle-Gro Company	1,335,218
19,234	Sensient Technologies Corporation	1,334,070
12,808	Sonoco Products Company	714,943
17,763	Steel Dynamics, Inc.	836,460
964	Stepan Company	84,427
800	Taiyo Holdings Company, Ltd.	34,526
4,300	Toagosei Company, Ltd.	50,385
6,022	Trinseo SA	449,843
1,491	United States Lime & Minerals, Inc.	115,851
2,736	United States Steel Corporation	99,672
17,327	UPM-Kymmene Oyj	614,632
9,653	Verso Corporation[h]	201,458
13,803	WestRock Company	800,298
10,167	Worthington Industries, Inc.	476,019
800	Yamato Kogyo Company, Ltd.	24,949

	Total	31,084,803

Shares	Common Stock (25.2%)	Value
Real Estate (1.1%)
16,609	Ares Commercial Real Estate Corporation	$234,519
62,337	Armada Hoffler Properties, Inc.	941,289
1,618	Artis Real Estate Investment Trust	15,660
19,538	Ashford Hospitality Trust, Inc.	154,350
4,339	Bluerock Residential Growth REIT, Inc.	39,789
6,201	Breaemar Hotels & Resorts, Inc.	70,877
98,990	Brixmor Property Group, Inc.	1,751,133
4,060	Camden Property Trust	375,915
33,883	Catchmark Timber Trust, Inc.	420,827
125,994	Cedar Realty Trust, Inc.	599,732
29,362	Chatham Lodging Trust	632,458
12,763	City Office REIT, Inc.	162,728
32,071	Cousins Properties, Inc.	298,902
13,646	CyrusOne, Inc.	844,960
3,040	Digital Realty Trust, Inc.	369,117
12,231	Douglas Emmett, Inc.	475,052
12,880	Duke Realty Corporation	375,066
43,326	Empire State Realty Trust, Inc.	722,244
2,928	First Industrial Realty Trust, Inc.	95,306
5,955	Forest City Realty Trust, Inc.	148,696
14,373	Franklin Street Properties Corporation	126,626
2,668	Gaming and Leisure Properties, Inc.	96,902
13,950	General Growth Properties, Inc.	297,414
3,511	Getty Realty Corporation	100,590
1,911	Gladstone Commercial Corporation	37,914
22,000	Hang Lung Properties, Ltd.	46,256
36,569	Highwoods Properties, Inc.	1,795,904
26,432	Hospitality Properties Trust	747,233
18,565	Host Hotels & Resorts, Inc.	388,751
91,553	Hudson Pacific Properties, Inc.	3,136,606
36,000	Hysan Development Company, Ltd.	197,377
73,043	InfraREIT, Inc.	1,530,251
74,664	Monmouth Real Estate Investment Corporation	1,244,649
38,605	National Storage Affiliates Trust	1,112,982
8,108	One Liberty Properties, Inc.	218,592
10,159	Outfront Media, Inc.	215,879
17,420	Physicians Realty Trust	274,539
7,695	Ramco-Gershenson Properties Trust	101,189
3,328	RE/MAX Holdings, Inc.	169,062
107,637	Retail Properties of America, Inc.	1,350,844
11,000	Road King Infrastructure, Ltd.	20,925
2,195	Saul Centers, Inc.	116,950
10,425	SBA Communications Corporation[h]	1,649,756
499,792	Spirit Realty Capital, Inc.	4,183,259
4,645	Sun Communities, Inc.	450,379
4,000	Swire Pacific, Ltd.	43,443
19,481	Terreno Realty Corporation	719,044
33,103	Urstadt Biddle Properties, Inc.	736,873
40,345	Weyerhaeuser Company	1,378,992
25,900	Wing Tai Holdings, Ltd.	39,429
2,188	Xenia Hotels & Resorts, Inc.	53,365

	Total	31,310,595

Telecommunications Services (0.1%)
3,573	Freenet AGi	102,396
78,828	KCOM Group plc	96,533
26,700	NTT DOCOMO, Inc.	687,390
74,156	ORBCOMM, Inc.[h]	708,931
24,374	Telenor ASA	476,805
1,320	Telephone & Data Systems, Inc.	33,330

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
129

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (25.2%)	Value
Telecommunications Services (0.1%) - continued
24,933	Verizon Communications, Inc.	$1,287,540

	Total	3,392,925

Utilities (0.4%)
31,958	AES Corporation	426,959
360	Alpha Natural Resources Holdings, Inc.[h]	11,700
1,357	ANR, Inc.[h,i]	44,102
7,158	Artesian Resources Corporation	264,059
5,611	Consolidated Water Company, Ltd.	78,835
4,370	Edison International, Inc.	291,173
14,971	Enagas SA	418,536
13,250	MDU Resources Group, Inc.	384,250
3,848	Middlesex Water Company	170,428
9,980	New Jersey Resources Corporation	461,575
6,482	NorthWestern Corporation	384,577
17,359	NRG Yield, Inc., Class C	322,877
18,700	Osaka Gas Company, Ltd.	359,886
17,146	PG&E Corporation	738,650
16,930	PNM Resources, Inc.	666,196
7,872	Portland General Electric Company	357,074
8,720	Public Service Enterprise Group, Inc.	449,603
6,510	Southwest Gas Holdings, Inc.	509,082
1,698	Spire, Inc.	121,577
800	Tokyo Gas Company, Ltd.	19,540
68,517	UGI Corporation	3,640,993
993	Unitil Corporation	50,554
693	Verbund AG	27,323

	Total	10,199,549

	Total Common Stock (cost $554,710,341)	704,598,900

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Asset-Backed Securities (0.7%)
	Access Group, Inc.
103,245	2.591%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,j	102,105
	AMSR Trust
425,000	3.473%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ab,j	425,663
	Apidos CLO XVIII
375,000	3.467%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,b	375,008
	Babson CLO, Ltd.
140,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	140,068
	BANK 2018-BNK13
1,050,000	4.217%, 8/15/2061, Ser. 2018-BN13, Class A5[c,e]	1,081,448
	Betony CLO, Ltd.
125,000	3.189%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1*,b	124,857
	Birchwood Park CLO, Ltd.
140,000	3.519%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,b	140,063

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Asset-Backed Securities (0.7%) - continued
	BlueMountain CLO, Ltd.
$275,000	3.479%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,b	$275,136
	Cent CLO 22, Ltd.
150,000	3.773%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	150,012
	Commonbond Student Loan Trust
236,409	2.730%, 10/25/2040, Ser. 2016-B, Class A1[j]	230,392
266,739	2.564%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,j]	266,781
1,139,594	3.210%, 2/25/2044, Ser. 2018-AGS, Class A1[j]	1,131,274
	DRB Prime Student Loan Trust
227,620	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	226,972
287,936	2.890%, 6/25/2040, Ser. 2016-B, Class A2[j]	283,549
	Earnest Student Loan Program, LLC
516,406	3.020%, 5/25/2034, Ser. 2016-B, Class A2[j]	511,653
59,192	2.680%, 7/25/2035, Ser. 2016-C, Class A2[j]	57,453
	Edlinc Student Loan Funding Trust
54,026	5.080%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,b	54,737
	Galaxy XX CLO, Ltd.
450,000	3.348%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class AR*,b	448,083
	GoldenTree Loan Opportunities IX, Ltd.
250,000	3.709%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,b	250,229
	Golub Capital Partners, Ltd.
416,000	3.548%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class AR*,b	417,506
	Harley Marine Financing, LLC
1,492,500	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	1,490,261
	Limerock CLO III, LLC
450,000	3.548%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,b	450,184
	Madison Park Funding XIV, Ltd.
400,000	3.468%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,b	400,152
	Magnetite XII, Ltd.
450,000	3.669%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,b	450,259
	Morgan Stanley Bank of America Merrill Lynch Trust
400,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	397,278
400,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	390,925

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
130

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Asset-Backed Securities (0.7%) - continued
	Mountain View CLO, Ltd.
$300,000	3.459%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1R*,b	$299,669
	Neuberger Berman CLO XIV, Ltd.
465,000	3.589%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,b	466,070
	Neuberger Berman CLO, Ltd.
100,000	3.527%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,b	100,188
	Octagon Investment Partners XVI, Ltd.
100,000	3.736%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2R*,b	99,999
	Octagon Investment Partners XX, Ltd.
375,000	3.485%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,b	375,026
	OZLM VIII, Ltd.
140,000	3.466%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,b	140,068
	PPM CLO, Ltd.
300,000	3.489%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class A*,b,c,e	300,000
	Race Point IX CLO, Ltd.
325,000	3.549%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b	326,122
	Renaissance Home Equity Loan Trust
2,050,085	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[k]	1,464,589
1,128,519	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[k]	835,895
	Shackleton CLO, Ltd.
300,000	3.509%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1*,b	299,988
	SLM Student Loan Trust
259,603	2.464%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	255,434
134,823	2.584%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	135,176
	SoFi Consumer Loan Program, LLC
23,513	3.280%, 1/26/2026, Ser. 2017-1, Class Aj	23,470
231,387	2.140%, 9/25/2026, Ser. 2017-5, Class A1[j]	230,144
	SoFi Professional Loan Program, LLC
100,819	2.420%, 3/25/2030, Ser. 2015-A, Class A2[j]	99,356
	Stanwich Mortgage Loan Company, LLC
11,103	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,k	11,106
	Symphony CLO XV, Ltd.
450,000	3.516%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,b	450,257

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Asset-Backed Securities (0.7%) - continued
	Verus Securitization Trust
$550,000	3.677%, 6/1/2058, Ser. 2018-2, Class A1[b,j]	$551,576
	Voya CLO 3, Ltd.
140,000	3.055%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1R*,b	139,442

	Total	16,875,623

Basic Materials (0.3%)
	Alcoa Nederland Holding BV
300,000	6.750%, 9/30/2024[j]	319,125
	Anglo American Capital plc
12,000	4.125%, 9/27/2022[j]	12,007
320,000	4.875%, 5/14/2025[j]	321,689
	ArcelorMittal SA
194,000	5.500%, 3/1/2021	201,760
547,000	6.125%, 6/1/2025[i]	592,510
	Braskem Netherlands Finance BV
500,000	4.500%, 1/10/2028[j]	480,450
	BWAY Holding Company
290,000	5.500%, 4/15/2024[j]	283,112
	CF Industries, Inc.
500,000	3.450%, 6/1/2023[i]	478,750
	Chemours Company
290,000	5.375%, 5/15/2027	282,025
	Dow Chemical Company
8,000	8.550%, 5/15/2019	8,346
	E.I. du Pont de Nemours and Company
12,000	2.200%, 5/1/2020	11,824
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[j]	60,600
195,000	7.500%, 4/1/2025[j]	196,219
	FMG Resources Property, Ltd.
30,000	5.125%, 5/15/2024[j]	28,725
	Georgia-Pacific, LLC
90,000	2.539%, 11/15/2019[j]	89,346
	Glencore Funding, LLC
84,000	4.125%, 5/30/2023[j]	82,821
115,000	4.000%, 3/27/2027[j]	108,040
	International Paper Company
230,000	4.350%, 8/15/2048	213,877
	Kinross Gold Corporation
6,000	5.125%, 9/1/2021	6,201
168,000	5.950%, 3/15/2024	173,880
265,000	4.500%, 7/15/2027	243,925
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,077
	Novelis Corporation
100,000	5.875%, 9/30/2026[j]	95,875
	Olin Corporation
340,000	5.125%, 9/15/2027	333,200
	Peabody Securities Finance Corporation
280,000	6.375%, 3/31/2025[j]	298,200
	Platform Specialty Products Corporation
240,000	5.875%, 12/1/2025[j]	241,128
	Sherwin-Williams Company
12,000	2.250%, 5/15/2020	11,819
207,000	3.125%, 6/1/2024	199,332
	Steel Dynamics, Inc.
230,000	5.000%, 12/15/2026	229,137

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
131

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Basic Materials (0.3%) - continued
	Syngenta Finance NV
$275,000	3.933%, 4/23/2021[j]	$274,635
	Teck Resources, Ltd.
395,000	6.125%, 10/1/2035	409,812
	United States Steel Corporation
375,000	6.250%, 3/15/2026	375,000
	Vale Overseas, Ltd.
130,000	6.250%, 8/10/2026	142,922
160,000	6.875%, 11/21/2036	185,952
130,000	6.875%, 11/10/2039	153,075
	Westlake Chemical Corporation
168,000	3.600%, 8/15/2026	159,724
	WestRock Company
215,000	3.750%, 3/15/2025[j]	210,590
	Xstrata Finance Canada, Ltd.
9,000	4.950%, 11/15/2021[j]	9,221

	Total	7,532,931

Capital Goods (0.3%)
	AECOM
415,000	5.875%, 10/15/2024	434,712
	Ardagh Packaging Finance plc
290,000	6.000%, 2/15/2025[j]	283,112
	Ashtead Capital, Inc.
290,000	4.125%, 8/15/2025[j]	275,862
	Bombardier, Inc.
390,000	7.500%, 3/15/2025[j]	409,500
	Building Materials Corporation of America
310,000	6.000%, 10/15/2025[j]	313,875
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[j]	60,900
320,000	6.125%, 5/5/2025[j]	330,880
	Cintas Corporation No. 2
9,000	2.900%, 4/1/2022	8,819
135,000	3.700%, 4/1/2027	133,265
	CNH Industrial Capital, LLC
200,000	4.875%, 4/1/2021	204,686
	CNH Industrial NV
250,000	3.850%, 11/15/2027	235,091
	Crown Americas Capital Corporation IV
320,000	4.500%, 1/15/2023	316,600
	Crown Cork & Seal Company, Inc.
280,000	7.375%, 12/15/2026	302,400
	General Electric Company
16,000	5.000%, 1/21/2021[b,l]	15,718
	Huntington Ingalls Industries, Inc.
300,000	3.483%, 12/1/2027	284,445
	L3 Technologies, Inc.
333,000	3.950%, 5/28/2024	328,421
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	69,082
184,000	3.600%, 3/1/2035	173,951
168,000	4.500%, 5/15/2036	176,522
46,000	6.150%, 9/1/2036	56,841
	Northrop Grumman Corporation
320,000	3.850%, 4/15/2045	294,930
	Owens-Brockway Glass Container, Inc.
425,000	5.000%, 1/15/2022[j]	425,000
	Republic Services, Inc.
130,000	2.900%, 7/1/2026	120,384
	Reynolds Group Issuer, Inc.
390,000	5.125%, 7/15/2023[j]	387,816

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Capital Goods (0.3%) - continued
	Rockwell Collins, Inc.
$9,000	1.950%, 7/15/2019	$8,926
345,000	2.800%, 3/15/2022	335,485
	Roper Industries, Inc.
238,000	2.050%, 10/1/2018	237,805
	Roper Technologies, Inc.
126,000	2.800%, 12/15/2021	123,129
	Siemens Financieringsmaatschappij NV
362,000	4.200%, 3/16/2047[j]	365,666
	Standard Industries, Inc.
150,000	5.500%, 2/15/2023[j]	153,195
	Textron, Inc.
150,000	7.250%, 10/1/2019	156,491
300,000	3.375%, 3/1/2028	279,300
	United Rentals North America, Inc.
315,000	5.500%, 7/15/2025	320,119
	United Technologies Corporation
230,000	4.050%, 5/4/2047	218,065

	Total	7,840,993

Collateralized Mortgage Obligations (0.5%)
	Alternative Loan Trust
91,708	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	76,890
	Angel Oak Mortgage Trust I, LLC
82,881	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	82,882
1,680,355	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,j]	1,680,125
	Banc of America Alternative Loan Trust
32,255	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	28,946
	Bayview Opportunity Master Fund Trust
308,783	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ab,j	310,076
485,176	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ab,j	487,207
411,598	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,j	408,329
	CIM Trust
1,240,832	5.000%, 12/25/2057, Ser. 2018-R3, Class A1*,b	1,292,038
	Citigroup Mortgage Loan Trust, Inc.
141,596	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	141,912
15,557	3.891%, 3/25/2037, Ser. 2007-AR4, Class 2A1Ab	13,083
	CitiMortgage Alternative Loan Trust
509,260	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	478,432
	COLT Mortgage Loan Trust
408,206	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,j	405,306
	Countrywide Alternative Loan Trust
112,032	3.301%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	98,104
147,607	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	97,260
88,151	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	84,224
421,108	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	348,126

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
132

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
$428,286	7.000%, 10/25/2037, Ser. 2007-24, Class A10	$273,737
	Countrywide Home Loan Mortgage Pass Through Trust
68,545	3.453%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	61,094
	Countrywide Home Loans, Inc.
155,398	5.750%, 4/25/2037, Ser. 2007-3, Class A27	127,174
	Credit Suisse First Boston Mortgage Securities Corporation
27,065	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	26,728
	Deutsche Alt-A Securities Mortgage Loan Trust
107,571	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	97,898
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
34,273	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	36,328
	Federal Home Loan Mortgage Corporation
565,805	4.000%, 7/15/2031, Ser. 4104, Class KIm	65,543
310,545	3.000%, 2/15/2033, Ser. 4170, Class IGm	34,720
	Federal National Mortgage Association
609,849	3.500%, 1/25/2033, Ser. 2012-150, Class YIm	78,382
	Impac Secured Assets Trust
662,880	2.304%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	551,556
	J.P. Morgan Alternative Loan Trust
99,007	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	87,229
	J.P. Morgan Mortgage Trust
29,889	3.701%, 6/25/2035, Ser. 2005-A3, Class 4A1[b]	30,293
45,604	3.722%, 6/25/2035, Ser. 2005-A3, Class 3A4[b]	46,425
27,403	4.173%, 8/25/2035, Ser. 2005-A5, Class 1A2[b]	27,331
235,481	3.739%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	206,987
411,072	2.444%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	230,955
456,325	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	271,091
	MASTR Alternative Loans Trust
122,076	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	123,204
239,216	2.514%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	114,265
	Merrill Lynch Alternative Note Asset Trust
120,546	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	96,592

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	MortgageIT Trust
$465,688	2.264%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	$413,558
	New York Mortgage Trust
43,613	3.820%, 5/25/2036, Ser. 2006-1, Class 2A3[b]	42,339
	Preston Ridge Partners Mortgage Trust, LLC
666,685	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,k	662,231
	Pretium Mortgage Credit Partners, LLC
360,110	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[j,k]	356,878
	Residential Accredit Loans, Inc. Trust
42,956	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	41,683
702,120	2.614%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	557,324
	Residential Asset Securitization Trust
510,808	2.444%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	118,405
	Residential Funding Mortgage Security I Trust
38,444	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	36,510
46,079	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	43,657
	Sequoia Mortgage Trust
273,759	3.842%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	227,783
	Structured Adjustable Rate Mortgage Loan Trust
56,364	3.799%, 9/25/2035, Ser. 2005-18, Class 1A1[b]	45,522
	Structured Asset Mortgage Investments, Inc.
91,368	2.374%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	85,379
	Sunset Mortgage Loan Company, LLC
8,265	3.500%, 6/15/2047, Ser. 2017-NPL1, Class A*,k	8,263
	Towd Point Mortgage Trust
358,891	2.750%, 10/25/2056, Ser. 2017-1, Class A1[b,j] .	351,568
315,756	2.664%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[b,j]	315,828
	Verus Securitization Trust
273,585	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,b	272,047
415,749	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,b	409,963
	WaMu Mortgage Pass Through Certificates
67,781	3.342%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	65,626
146,066	3.381%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	141,581

.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
133

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
$80,764	2.394%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	$74,387
	Washington Mutual Mortgage Pass Through Certificates Trust
269,682	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	221,523
	Wells Fargo Mortgage Backed Securities Trust
21,089	5.500%, 11/25/2021, Ser. 2006-17, Class A1	21,140
29,224	3.863%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	29,687
27,367	4.239%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	27,253
22,164	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	22,084

	Total	13,212,691

Commercial Mortgage-Backed Securities (0.4%)
	Benchmark 2018-B5 Mortgage Trust
1,150,000	4.208%, 7/15/2051, Ser. 2018-B5, Class A4[e]	1,185,451
	CSAIL Commercial Mortgage Trust
750,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	740,816
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
416,424	2.776%, 3/25/2023, Ser. K724, Class A1[n]	411,909
650,000	3.002%, 1/25/2024, Ser. K725, Class A2	643,068
	Federal National Mortgage Association - ACES
475,000	2.486%, 12/25/2026, Ser. 2017-M3, Class A2[b]	442,942
700,000	2.785%, 2/25/2027, Ser. 2017-M2, Class A2[b]	664,594
950,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	913,162
825,000	3.150%, 3/25/2028, Ser. 2018-M7, Class A2[b]	792,205
	Federal National Mortgage Association Grantor Trust
924,460	2.898%, 6/25/2027, Ser. 2017-T1, Class An	877,704
	GS Mortgage Securities Trust
500,000	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	508,119
700,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	704,308
825,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	803,610
800,000	3.470%, 11/10/2048, Ser. 2015-GS1, Class A2	788,551
	JPMBB Commercial Mortgage Securities Trust
325,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	319,764
	Morgan Stanley Capital I, Inc.
1,900,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	1,945,751

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Commercial Mortgage-Backed Securities (0.4%) - continued
	UBS Commercial Mortgage Trust
$583,575	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	$583,394
1,400,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	1,438,673
	WFRBS Commercial Mortgage Trust
447,468	2.870%, 11/15/2045, Ser. 2012-C9, Class A3	438,456

	Total	14,202,477

Communications Services (0.6%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	194,462
435,000	6.400%, 12/15/2035	544,058
	Altice Financing SA
295,000	6.625%, 2/15/2023[j]	298,319
	AMC Networks, Inc.
255,000	5.000%, 4/1/2024	251,494
	America Movil SAB de CV
98,000	5.000%, 10/16/2019	99,975
	American Tower Corporation
10,000	2.800%, 6/1/2020	9,902
210,000	3.300%, 2/15/2021	208,961
	AT&T, Inc.
73,000	5.875%, 10/1/2019	75,407
6,000	5.200%, 3/15/2020	6,189
60,000	3.264%, (LIBOR 3M + 0.930%), 6/30/2020[b]	60,591
135,000	3.800%, 3/1/2024	133,694
118,000	4.100%, 2/15/2028[j]	114,035
97,000	4.300%, 2/15/2030[j]	92,494
180,000	5.250%, 3/1/2037	180,264
180,000	4.900%, 8/15/2037[j]	173,527
126,000	6.350%, 3/15/2040	139,836
125,000	5.550%, 8/15/2041	126,796
95,000	4.750%, 5/15/2046	86,950
330,000	5.450%, 3/1/2047	330,530
	British Sky Broadcasting Group plc
124,000	2.625%, 9/16/2019[j]	123,108
184,000	3.125%, 11/26/2022[j]	180,313
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[j]	407,000
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[j]	59,658
	CenturyLink, Inc.
315,000	6.450%, 6/15/2021	324,844
	Charter Communications Operating, LLC
77,000	6.834%, 10/23/2055	84,271
5,000	4.464%, 7/23/2022	5,081
200,000	4.500%, 2/1/2024	201,099
250,000	4.200%, 3/15/2028	239,516
640,000	6.484%, 10/23/2045	696,450
	Clear Channel Worldwide Holdings, Inc.
330,000	6.500%, 11/15/2022	336,600
	Comcast Corporation
225,000	4.049%, 11/1/2052	201,651
12,000	1.625%, 1/15/2022	11,257
140,000	2.750%, 3/1/2023	135,219
360,000	4.400%, 8/15/2035	356,631
243,000	4.750%, 3/1/2044	246,491
150,000	4.600%, 8/15/2045	148,621

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
134

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Communications Services (0.6%) - continued
	Cox Communications, Inc.
$250,000	3.350%, 9/15/2026[j]	$233,622
92,000	4.600%, 8/15/2047[j]	84,746
	Crown Castle International Corporation
201,000	3.400%, 2/15/2021	200,605
371,000	5.250%, 1/15/2023	389,164
184,000	3.200%, 9/1/2024	174,018
	CSC Holdings, LLC
40,000	5.500%, 4/15/2027[j]	38,500
	Digicel, Ltd.
533,677	6.000%, 4/15/2021*,i	493,651
	Discovery Communications, LLC
230,000	4.900%, 3/11/2026	237,529
380,000	5.000%, 9/20/2037	372,653
	Gray Television, Inc.
295,000	5.875%, 7/15/2026[j]	288,363
	Intelsat Jackson Holdings SA
420,000	8.000%, 2/15/2024[j]	441,525
	Level 3 Communications, Inc.
360,000	5.375%, 1/15/2024	356,400
	Level 3 Financing, Inc.
130,000	5.375%, 5/1/2025	126,750
30,000	5.250%, 3/15/2026	28,913
	Meredith Corporation
25,000	6.875%, 2/1/2026[j]	25,188
	Moody’s Corporation
122,000	2.750%, 12/15/2021	119,222
	Neptune Finco Corporation
345,000	10.875%, 10/15/2025[j]	400,200
	Nexstar Escrow Corporation
138,000	5.625%, 8/1/2024[j]	135,930
	Omnicom Group, Inc.
85,000	3.600%, 4/15/2026	81,197
	Orange SA
10,000	1.625%, 11/3/2019	9,834
	S&P Global, Inc.
168,000	3.300%, 8/14/2020	167,869
	SES Global Americas Holdings GP
135,000	2.500%, 3/25/2019[j]	134,480
	SFR Group SA
485,000	6.000%, 5/15/2022[j]	499,890
	Sprint Communications, Inc.
230,000	6.000%, 11/15/2022	232,516
	Sprint Corporation
325,000	7.625%, 2/15/2025	340,535
	Telecom Italia SPA
260,000	5.303%, 5/30/2024[j]	260,650
	Telefonica Emisiones SAU
275,000	4.665%, 3/6/2038	264,112
	Time Warner Entertainment Company, LP
160,000	8.375%, 3/15/2023	185,983
	Time Warner, Inc.
5,000	4.875%, 3/15/2020	5,120
	Verizon Communications, Inc.
280,000	3.500%, 11/1/2021	280,958
378,000	5.150%, 9/15/2023	404,481
385,000	3.376%, 2/15/2025	373,139
90,000	3.443%, (LIBOR 3M + 1.100%), 5/15/2025[b]	91,049
117,000	4.272%, 1/15/2036	111,696
368,000	4.862%, 8/21/2046	367,077
278,000	4.522%, 9/15/2048	263,345

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Communications Services (0.6%) - continued
	Viacom, Inc.
$99,000	4.250%, 9/1/2023	$99,406
200,000	6.875%, 4/30/2036	228,224
126,000	5.850%, 9/1/2043	132,605
	Virgin Media Secured Finance plc
285,000	5.250%, 1/15/2026[j]	267,900
	Windstream Services, LLC
280,000	8.625%, 10/31/2025[j]	261,800

	Total	16,096,139

Consumer Cyclical (0.5%)
	Allison Transmission, Inc.
50,000	5.000%, 10/1/2024[j]	49,125
	Amazon.com, Inc.
115,000	3.150%, 8/22/2027	110,704
230,000	3.875%, 8/22/2037	227,684
138,000	4.050%, 8/22/2047	136,624
	American Honda Finance Corporation
204,000	2.000%, 2/14/2020	200,892
	Aptiv plc
210,000	3.150%, 11/19/2020	207,681
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[j]	60,300
	Cinemark USA, Inc.
488,000	4.875%, 6/1/2023	480,826
	CVS Health Corporation
550,000	4.875%, 7/20/2035	558,225
330,000	5.050%, 3/25/2048	341,942
	D.R. Horton, Inc.
228,000	2.550%, 12/1/2020	223,122
	Daimler Finance North America, LLC
168,000	2.959%, (LIBOR 3M + 0.620%), 10/30/2019[b,j]	168,773
250,000	2.913%, (LIBOR 3M + 0.550%), 5/4/2021[b,j]	250,815
	Delphi Jersey Holdings plc
370,000	5.000%, 10/1/2025[j]	350,575
	Ford Motor Credit Company, LLC
200,000	2.551%, 10/5/2018	200,010
200,000	2.943%, 1/8/2019	200,208
182,000	2.262%, 3/28/2019	181,348
14,000	2.597%, 11/4/2019	13,898
84,000	2.459%, 3/27/2020	82,718
63,000	3.200%, 1/15/2021	62,158
9,000	3.336%, 3/18/2021	8,908
200,000	3.606%, (LIBOR 3M + 1.270%), 3/28/2022[b]	202,978
350,000	2.979%, 8/3/2022	335,937
	General Motors Financial Company, Inc.
9,000	2.650%, 4/13/2020	8,896
70,000	3.267%, (LIBOR 3M + 0.930%), 4/13/2020[b]	70,528
126,000	3.700%, 11/24/2020	126,779
84,000	4.200%, 3/1/2021	85,123
275,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	276,698
9,000	4.375%, 9/25/2021	9,149
235,000	3.150%, 6/30/2022	228,242
84,000	3.950%, 4/13/2024	82,027
135,000	4.300%, 7/13/2025	132,568
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	9,853

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
135

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Consumer Cyclical (0.5%) - continued
$215,000	5.400%, 9/15/2040	$255,196
126,000	4.250%, 4/1/2046	130,154
230,000	3.900%, 6/15/2047	224,276
	Hyundai Capital America
66,000	2.400%, 10/30/2018[j]	65,957
226,000	2.550%, 4/3/2020[j]	222,039
6,000	2.750%, 9/18/2020[j]	5,882
126,000	3.000%, 10/30/2020[j]	124,080
	Jaguar Land Rover Automotive plc
275,000	5.625%, 2/1/2023[j]	274,037
	KB Home
162,000	4.750%, 5/15/2019	162,935
	L Brands, Inc.
275,000	5.625%, 2/15/2022	279,469
27,000	6.694%, 1/15/2027[j]	25,582
	Landry’s, Inc.
300,000	6.750%, 10/15/2024[j]	299,250
	Lear Corporation
175,000	5.250%, 1/15/2025	180,872
	Lennar Corporation
9,000	2.950%, 11/29/2020	8,730
215,000	4.125%, 1/15/2022	213,119
60,000	4.750%, 11/15/2022	60,000
475,000	4.875%, 12/15/2023	475,000
145,000	4.500%, 4/30/2024	140,650
	Live Nation Entertainment, Inc.
20,000	5.375%, 6/15/2022[j]	20,350
210,000	4.875%, 11/1/2024[j]	207,113
185,000	5.625%, 3/15/2026[j]	184,538
	Macy’s Retail Holdings, Inc.
348,000	2.875%, 2/15/2023[i]	327,502
	Mastercard, Inc.
320,000	3.950%, 2/26/2048	320,893
	McDonald’s Corporation
125,000	2.750%, 12/9/2020	124,034
180,000	2.625%, 1/15/2022	175,903
275,000	4.450%, 3/1/2047	276,073
	MGM Resorts International
390,000	6.000%, 3/15/2023	404,138
30,000	5.750%, 6/15/2025	30,253
	Navistar International Corporation
375,000	6.625%, 11/1/2025[j]	391,875
	Netflix, Inc.
400,000	4.875%, 4/15/2028[j]	378,500
	New Red Finance, Inc.
340,000	4.250%, 5/15/2024[j]	323,425
	Nissan Motor Acceptance Corporation
9,000	2.000%, 3/8/2019[j]	8,955
150,000	2.150%, 9/28/2020[j]	145,933
	Prime Security Services Borrower, LLC
348,000	9.250%, 5/15/2023[j]	372,360
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	9,923
	Scientific Games International, Inc.
335,000	5.000%, 10/15/2025[j]	322,431
	Six Flags Entertainment Corporation
300,000	4.875%, 7/31/2024[j]	293,625
	Toll Brothers Finance Corporation
74,000	4.000%, 12/31/2018	73,963
	Visa, Inc.
10,000	2.200%, 12/14/2020	9,825
	VOC Escrow, Ltd.
345,000	5.000%, 2/15/2028[j]	330,338

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Consumer Cyclical (0.5%) - continued
	Volkswagen Group of America Finance, LLC
$8,000	2.450%, 11/20/2019[j]	$7,915
	Wabash National Corporation
475,000	5.500%, 10/1/2025[j]	450,063
	Yum! Brands, Inc.
60,000	5.000%, 6/1/2024[j]	59,400

	Total	14,081,870

Consumer Non-Cyclical (0.7%)
	Abbott Laboratories
230,000	2.900%, 11/30/2021	226,837
12,000	2.550%, 3/15/2022	11,651
114,000	3.400%, 11/30/2023	112,861
140,000	3.750%, 11/30/2026	138,997
381,000	4.750%, 11/30/2036	409,224
185,000	4.900%, 11/30/2046	203,592
	AbbVie, Inc.
302,000	2.500%, 5/14/2020	298,562
6,000	2.900%, 11/6/2022	5,845
210,000	3.600%, 5/14/2025	204,607
105,000	4.700%, 5/14/2045	103,132
	Albertson’s Companies, Inc.
310,000	6.085%, (LIBOR 3M + 3.750%), 1/15/2024[b,j]	313,875
	Albertsons Companies, LLC
35,000	6.625%, 6/15/2024	33,513
	Altria Group, Inc.
84,000	2.850%, 8/9/2022	82,126
105,000	2.625%, 9/16/2026	96,242
	Amgen, Inc.
276,000	2.200%, 5/11/2020	271,343
84,000	2.700%, 5/1/2022	81,896
11,000	2.650%, 5/11/2022	10,683
125,000	3.125%, 5/1/2025	120,342
198,000	3.200%, 11/2/2027	186,367
169,000	4.400%, 5/1/2045	166,403
	Anheuser-Busch InBev Finance, Inc.
105,000	3.623%, (LIBOR 3M + 1.260%), 2/1/2021[b]	107,773
6,000	3.300%, 2/1/2023	5,953
484,000	3.650%, 2/1/2026	475,601
336,000	4.700%, 2/1/2036	345,094
	Anheuser-Busch InBev Worldwide, Inc.
550,000	4.750%, 4/15/2058	553,949
170,000	3.077%, (LIBOR 3M + 0.740%), 1/12/2024[b]	171,594
290,000	4.375%, 4/15/2038	287,881
290,000	4.600%, 4/15/2048	291,563
	BAT Capital Corporation
92,000	2.297%, 8/14/2020[j]	90,224
138,000	3.222%, 8/15/2024[j]	131,816
184,000	4.540%, 8/15/2047[j]	174,487
	Baxalta, Inc.
395,000	4.000%, 6/23/2025	386,721
	Bayer U.S. Finance II, LLC
330,000	4.250%, 12/15/2025[j]	333,807
375,000	4.875%, 6/25/2048[j]	387,360
	Bayer U.S. Finance, LLC
10,000	2.375%, 10/8/2019[j]	9,925
126,000	3.375%, 10/8/2024[j]	121,757
	Becton, Dickinson and Company
4,000	3.209%, (LIBOR 3M + 0.875%), 12/29/2020[b]	4,003

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
136

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Consumer Non-Cyclical (0.7%) - continued
$12,000	3.125%, 11/8/2021	$11,821
196,000	3.734%, 12/15/2024	192,174
425,000	3.700%, 6/6/2027	407,993
138,000	4.669%, 6/6/2047	137,548
	Boston Scientific Corporation
80,000	6.000%, 1/15/2020	83,068
125,000	3.850%, 5/15/2025	123,843
126,000	7.375%, 1/15/2040	168,603
	Bunge, Ltd. Finance Corporation
108,000	8.500%, 6/15/2019	113,017
80,000	3.500%, 11/24/2020	79,675
	Campbell Soup Company
275,000	3.950%, 3/15/2025	267,512
	Cardinal Health, Inc.
92,000	3.079%, 6/15/2024	86,848
	Celgene Corporation
370,000	2.875%, 8/15/2020	367,072
	Church & Dwight Company, Inc.
50,000	2.450%, 12/15/2019	49,505
	Clorox Company
300,000	3.100%, 10/1/2027	280,608
	Constellation Brands, Inc.
210,000	3.600%, 2/15/2028	198,801
	CVS Caremark Corporation
40,000	4.000%, 12/5/2023	40,045
	CVS Health Corporation
52,000	3.350%, 3/9/2021	51,952
6,000	2.750%, 12/1/2022	5,765
104,000	3.700%, 3/9/2023	103,349
270,000	4.100%, 3/25/2025	269,421
545,000	4.780%, 3/25/2038	548,437
	EMD Finance, LLC
96,000	2.950%, 3/19/2022[j]	93,810
	Energizer Holdings, Inc.
320,000	5.500%, 6/15/2025[j]	315,200
	Envision Healthcare Corporation
415,000	5.125%, 7/1/2022[j]	420,706
	Express Scripts Holding Company
6,000	4.750%, 11/15/2021	6,188
84,000	3.000%, 7/15/2023	80,140
425,000	4.800%, 7/15/2046	410,522
	Forest Laboratories, LLC
52,000	4.875%, 2/15/2021[j]	53,603
	Grupo Bimbo SAB de CV
200,000	4.700%, 11/10/2047[j]	186,850
	HCA, Inc.
23,677	4.750%, 5/1/2023	23,985
205,000	5.250%, 6/15/2026	208,075
125,000	4.500%, 2/15/2027	121,563
	Imperial Tobacco Finance plc
170,000	2.950%, 7/21/2020[j]	168,204
	JBS USA, LLC
335,000	5.750%, 6/15/2025[j]	313,647
	Kellogg Company
400,000	3.250%, 5/14/2021	399,080
	Kimberly-Clark Corporation
230,000	3.900%, 5/4/2047	224,147
	Kraft Foods Group, Inc.
168,000	5.000%, 6/4/2042	163,179
	Kraft Heinz Foods Company
10,000	5.375%, 2/10/2020	10,339
400,000	3.375%, 6/15/2021	400,071
	Kroger Company
115,000	2.800%, 8/1/2022	111,608

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Consumer Non-Cyclical (0.7%) - continued
	Laboratory Corporation of America Holdings
$60,000	2.625%, 2/1/2020	$59,466
	Maple Escrow Subsidiary, Inc.
275,000	3.551%, 5/25/2021[j]	275,798
	Mead Johnson Nutrition Company
94,000	3.000%, 11/15/2020	93,707
	Medtronic Global Holdings SCA
12,000	1.700%, 3/28/2019	11,930
	Medtronic, Inc.
665,000	4.375%, 3/15/2035	695,889
90,000	4.625%, 3/15/2045	97,626
	Merck & Company, Inc.
65,000	2.728%, (LIBOR 3M + 0.375%), 2/10/2020[b]	65,287
30,000	3.700%, 2/10/2045	29,111
	Mondelez International Holdings Netherlands BV
200,000	2.000%, 10/28/2021[j]	190,788
	Mondelez International, Inc.
91,000	2.878%, (LIBOR 3M + 0.520%), 2/1/2019[b]	91,149
	Mylan NV
84,000	5.250%, 6/15/2046	83,473
	Mylan, Inc.
45,000	3.125%, 1/15/2023[j]	43,167
175,000	4.550%, 4/15/2028[j]	172,559
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	9,864
126,000	5.500%, 4/1/2046	120,832
	PepsiCo, Inc.
12,000	2.867%, (LIBOR 3M + 0.530%), 10/6/2021[b]	12,153
168,000	2.850%, 2/24/2026	160,051
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[j]	10,549
	Pilgrim’s Pride Corporation
335,000	5.750%, 3/15/2025[j]	320,344
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	52,563
	Post Holdings, Inc.
290,000	5.500%, 3/1/2025[j]	285,650
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	5,997
257,000	5.700%, 8/15/2035	280,498
	Roche Holdings, Inc.
130,000	4.000%, 11/28/2044[j]	129,803
	Shire Acquisitions Investments Ireland Designated Activity Company
10,000	1.900%, 9/23/2019	9,863
276,000	2.400%, 9/23/2021	265,741
	Simmons Foods, Inc.
365,000	5.750%, 11/1/2024[j]	302,038
	Smithfield Foods, Inc.
224,000	2.700%, 1/31/2020[j]	220,454
165,000	2.650%, 10/3/2021[j]	157,148
	Tenet Healthcare Corporation
360,000	8.125%, 4/1/2022	383,400
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,323
	Thermo Fisher Scientific, Inc.
63,000	3.000%, 4/15/2023	61,101

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
137

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Consumer Non-Cyclical (0.7%) - continued
	TreeHouse Foods, Inc.
$225,000	4.875%, 3/15/2022	$225,068
	Tyson Foods, Inc.
92,000	3.550%, 6/2/2027	87,554
	VRX Escrow Corporation
570,000	6.125%, 4/15/2025[j]	534,375
	Zimmer Biomet Holdings, Inc.
340,000	3.076%, (LIBOR 3M + 0.750%), 3/19/2021[b]	340,462
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,000
288,000	4.700%, 2/1/2043	300,018

	Total	20,459,379

Energy (0.6%)
	Alliance Resource Operating Partners, LP
315,000	7.500%, 5/1/2025[j]	332,719
	Anadarko Petroleum Corporation
9,000	8.700%, 3/15/2019	9,314
275,000	4.850%, 3/15/2021	283,211
330,000	5.550%, 3/15/2026	356,522
	Antero Resources Corporation
330,000	5.125%, 12/1/2022	330,825
	BP Capital Markets plc
6,000	2.315%, 2/13/2020	5,940
252,000	3.535%, 11/4/2024	250,501
45,000	3.119%, 5/4/2026	43,161
350,000	3.279%, 9/19/2027	337,487
	Buckeye Partners, LP
120,000	2.650%, 11/15/2018	120,025
	Canadian Natural Resources, Ltd.
200,000	3.450%, 11/15/2021	199,253
85,000	6.250%, 3/15/2038	100,430
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[j]	142,476
	Cenovus Energy, Inc.
191,000	3.800%, 9/15/2023	185,808
164,000	5.200%, 9/15/2043	159,663
	Cheniere Corpus Christi Holdings, LLC
340,000	7.000%, 6/30/2024	372,087
255,000	5.875%, 3/31/2025	268,387
	ConocoPhillips
230,000	6.500%, 2/1/2039	297,004
	Continental Resources, Inc.
236,000	5.000%, 9/15/2022	239,480
350,000	4.375%, 1/15/2028	348,950
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,800
	El Paso Pipeline Partners Operating Company, LLC
135,000	4.300%, 5/1/2024	136,363
	Enbridge Energy Partners, LP
230,000	5.875%, 10/15/2025	251,867
	Enbridge, Inc.
175,000	2.900%, 7/15/2022	169,907
	Encana Corporation
47,000	3.900%, 11/15/2021	47,334
	Energy Transfer Equity, LP
335,000	5.500%, 6/1/2027	343,375
	Energy Transfer Partners, LP
10,000	4.150%, 10/1/2020	10,107
75,000	4.200%, 9/15/2023	75,111
90,000	4.900%, 3/15/2035	84,566

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Energy (0.6%) - continued
$125,000	5.150%, 2/1/2043	$115,453
330,000	6.000%, 6/15/2048	345,068
	EnLink Midstream Partners, LP
85,000	4.150%, 6/1/2025	79,581
63,000	4.850%, 7/15/2026	60,572
	Enterprise Products Operating, LLC
48,000	5.100%, 2/15/2045	50,793
	EOG Resources, Inc.
10,000	2.625%, 3/15/2023	9,619
	EQT Corporation
63,000	8.125%, 6/1/2019	65,548
150,000	4.875%, 11/15/2021	154,021
274,000	3.900%, 10/1/2027	258,811
	EQT Midstream Partners, LP
350,000	4.750%, 7/15/2023	351,433
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	9,961
70,000	4.114%, 3/1/2046	71,840
	Hess Corporation
273,000	3.500%, 7/15/2024	259,761
150,000	6.000%, 1/15/2040	157,169
	Kinder Morgan Energy Partners, LP
130,000	3.500%, 3/1/2021	130,103
12,000	3.450%, 2/15/2023	11,756
225,000	6.500%, 9/1/2039	251,662
	Kinder Morgan, Inc.
255,000	6.500%, 9/15/2020	270,532
	Magellan Midstream Partners, LP
120,000	5.000%, 3/1/2026	126,786
	Marathon Oil Corporation
132,000	2.700%, 6/1/2020	130,241
325,000	6.600%, 10/1/2037	389,301
	Marathon Petroleum Corporation
75,000	3.400%, 12/15/2020	75,231
184,000	6.500%, 3/1/2041	216,301
	MEG Energy Corporation
20,000	6.375%, 1/30/2023[j]	18,050
	MPLX, LP
9,000	4.500%, 7/15/2023	9,203
276,000	4.875%, 6/1/2025	286,792
130,000	4.125%, 3/1/2027	127,540
	Nabors Industries, Inc.
300,000	5.750%, 2/1/2025[j]	284,250
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	262,500
	ONEOK Partners, LP
165,000	3.800%, 3/15/2020	165,690
	ONEOK, Inc.
340,000	4.550%, 7/15/2028	347,054
	Parsley Energy, LLC
160,000	5.625%, 10/15/2027[j]	158,800
	PBF Holding Company, LLC
285,000	7.250%, 6/15/2025	299,250
	Petrobras Global Finance BV
149,000	8.375%, 5/23/2021	163,825
	Petroleos Mexicanos
175,000	6.000%, 3/5/2020	180,507
10,000	6.375%, 2/4/2021	10,475
56,000	2.378%, 4/15/2025	54,419
110,000	6.750%, 9/21/2047	101,475
	Phillips 66
205,000	3.900%, 3/15/2028	202,148
	Pioneer Natural Resources Company
85,000	4.450%, 1/15/2026	87,780

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
138

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Energy (0.6%) - continued
	Plains All American Pipeline, LP
$225,000	5.000%, 2/1/2021	$230,995
	Regency Energy Partners, LP
168,000	5.875%, 3/1/2022	177,532
320,000	5.000%, 10/1/2022	329,638
	Sabine Pass Liquefaction, LLC
141,000	6.250%, 3/15/2022	152,184
166,000	5.625%, 4/15/2023	177,110
185,000	5.750%, 5/15/2024	198,999
335,000	5.625%, 3/1/2025	357,140
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[j]	9,945
330,000	4.000%, 12/21/2025[j]	330,426
	Shell International Finance BV
60,000	2.806%, (LIBOR 3M + 0.450%), 5/11/2020[b]	60,423
	Southwestern Energy Company
340,000	7.500%, 4/1/2026	352,750
	SRC Energy, Inc.
235,000	6.250%, 12/1/2025	236,175
	Suncor Energy, Inc.
95,000	3.600%, 12/1/2024	93,723
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,163
	Sunoco, LP
130,000	5.500%, 2/15/2026[j]	123,663
200,000	5.875%, 3/15/2028[j]	188,000
	Tallgrass Energy Partners, LP
515,000	5.500%, 1/15/2028[j]	516,288
	Tesoro Corporation
276,000	4.750%, 12/15/2023	285,663
	Tesoro Logistics, LP
285,000	5.250%, 1/15/2025	294,599
	Weatherford International, Ltd.
315,000	8.250%, 6/15/2023[i]	312,638
	Western Gas Partners, LP
184,000	4.000%, 7/1/2022	182,496
105,000	4.500%, 3/1/2028	102,600
	Williams Companies, Inc.
250,000	7.500%, 1/15/2031	301,250
	Williams Partners, LP
117,000	4.000%, 11/15/2021	118,051
65,000	3.600%, 3/15/2022	64,792
115,000	4.500%, 11/15/2023	117,407
170,000	3.750%, 6/15/2027	163,924
185,000	6.300%, 4/15/2040	212,448
	Woodside Finance, Ltd.
240,000	3.650%, 3/5/2025[j]	231,931
95,000	3.700%, 3/15/2028[j]	89,694
	WPX Energy, Inc.
245,000	5.750%, 6/1/2026	245,613

	Total	18,162,234

Financials (1.7%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[j]	201,220
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	9,807
125,000	4.350%, 11/3/2045	128,182
	AerCap Ireland Capital, Ltd.
80,000	3.750%, 5/15/2019	80,446
84,000	4.625%, 10/30/2020	85,566
230,000	5.000%, 10/1/2021	236,667
84,000	4.625%, 7/1/2022	85,437

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Financials (1.7%) - continued
$175,000	3.500%, 1/15/2025	$165,456
	Air Lease Corporation
38,000	2.625%, 9/4/2018	37,999
230,000	3.375%, 1/15/2019	230,363
215,000	2.500%, 3/1/2021	209,074
	Aircastle, Ltd.
400,000	5.000%, 4/1/2023	407,800
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	40,068
180,000	3.750%, 11/18/2019	180,000
200,000	4.125%, 3/30/2020	200,960
	American Express Company
162,000	2.200%, 10/30/2020	158,388
	American Express Credit Corporation
130,000	2.885%, (LIBOR 3M + 0.550%), 3/18/2019[b]	130,415
276,000	1.875%, 5/3/2019	274,570
6,000	2.684%, (LIBOR 3M + 0.330%), 5/3/2019[b]	6,008
431,000	2.200%, 3/3/2020	425,289
5,000	3.386%, (LIBOR 3M + 1.050%), 9/14/2020[b]	5,079
	American International Group, Inc.
55,000	3.300%, 3/1/2021	54,888
126,000	4.125%, 2/15/2024	127,065
275,000	3.750%, 7/10/2025	268,501
255,000	3.900%, 4/1/2026	249,446
	Anthem, Inc.
230,000	4.625%, 5/15/2042	226,340
	Ares Capital Corporation
435,000	3.875%, 1/15/2020	435,773
	ASP AMC Merger Sub, Inc.
300,000	8.000%, 5/15/2025[j]	246,000
	Athene Global Funding
5,000	4.000%, 1/25/2022[j]	5,018
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	195,714
	Aviation Capital Group, LLC
290,000	2.875%, 1/20/2022[j]	280,723
	Banco Santander SA
200,000	6.375%, 5/19/2019[b,l]	200,508
400,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	401,796
	Bank of America Corporation
110,000	3.207%, (LIBOR 3M + 0.870%), 4/1/2019[b]	110,592
126,000	2.369%, 7/21/2021[b]	123,860
142,000	2.328%, 10/1/2021[b]	138,846
5,000	2.738%, 1/23/2022[b]	4,913
275,000	3.499%, 5/17/2022[b]	274,706
200,000	3.300%, 1/11/2023	197,358
185,000	2.881%, 4/24/2023[b]	179,834
9,000	3.550%, 3/5/2024[b]	8,895
168,000	4.000%, 4/1/2024	169,260
515,000	4.000%, 1/22/2025	508,721
240,000	3.093%, 10/1/2025[b]	228,870
126,000	3.500%, 4/19/2026	122,102
276,000	4.183%, 11/25/2027	270,111
185,000	3.824%, 1/20/2028[b]	180,204
208,000	5.875%, 2/7/2042	250,400
	Bank of Montreal
7,000	1.500%, 7/18/2019	6,920
225,000	2.797%, (LIBOR 3M + 0.460%), 4/13/2021[b]	225,924

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
139

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Financials (1.7%) - continued
	Bank of New York Mellon Corporation
$210,000	2.500%, 4/15/2021	$206,013
12,000	2.600%, 2/7/2022	11,715
	Bank of Nova Scotia
435,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	436,105
199,000	2.700%, 3/7/2022	194,424
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
50,000	2.850%, 9/8/2021[j]	48,933
	Barclays Bank plc
42,000	10.179%, 6/12/2021[j]	48,344
	Barclays plc
90,000	2.750%, 11/8/2019	89,412
330,000	3.250%, 1/12/2021	325,456
168,000	3.650%, 3/16/2025	158,782
	BB&T Corporation
55,000	3.054%, (LIBOR 3M + 0.715%), 1/15/2020[b]	55,409
	BPCE SA
350,000	3.500%, 10/23/2027[j]	323,623
	Capital One Financial Corporation
90,000	2.450%, 4/24/2019	89,827
166,000	2.500%, 5/12/2020	163,884
600,000	3.450%, 4/30/2021	598,508
186,000	3.050%, 3/9/2022	181,940
	Capital One NA
250,000	2.350%, 1/31/2020	246,856
	CBOE Holdings, Inc.
110,000	1.950%, 6/28/2019	109,051
	Cigna Corporation
380,000	3.050%, 10/15/2027	346,473
	CIT Group, Inc.
355,000	5.000%, 8/15/2022	361,656
	Citigroup, Inc.
90,000	3.109%, (LIBOR 3M + 0.770%), 4/8/2019[b]	90,299
12,000	2.450%, 1/10/2020	11,884
12,000	2.650%, 10/26/2020	11,833
170,000	2.700%, 3/30/2021	166,652
216,000	2.750%, 4/25/2022	209,094
89,000	4.050%, 7/30/2022	89,591
165,000	3.142%, 1/24/2023[b]	161,649
435,000	4.400%, 6/10/2025	434,249
168,000	3.200%, 10/21/2026	157,328
276,000	3.668%, 7/24/2028[b]	262,956
126,000	4.125%, 7/25/2028	120,958
250,000	3.520%, 10/27/2028[b]	235,469
320,000	3.878%, 1/24/2039[b]	297,612
198,000	4.650%, 7/23/2048	201,236
	Citizens Bank NA
250,000	2.200%, 5/26/2020	244,932
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	10,586
	Comerica, Inc.
70,000	3.700%, 7/31/2023	70,092
	Commerzbank AG
230,000	8.125%, 9/19/2023[j]	263,325
	Commonwealth Bank of Australia
138,000	2.250%, 3/10/2020[j]	135,955
315,000	3.035%, (LIBOR 3M + 0.700%), 3/16/2023[b,j]	315,819
	Compass Bank
180,000	2.750%, 9/29/2019	178,967
250,000	3.500%, 6/11/2021	249,152

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Financials (1.7%) - continued
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
$239,000	3.950%, 11/9/2022	$238,751
552,000	4.625%, 12/1/2023	560,804
	Credit Agricole SA
110,000	3.139%, (LIBOR 3M + 0.800%), 4/15/2019[b,j]	110,506
306,000	3.375%, 1/10/2022[j]	300,782
	Credit Suisse AG
73,000	5.400%, 1/14/2020	75,018
	Credit Suisse Group AG
250,000	2.997%, 12/14/2023[b,j]	239,515
250,000	3.869%, 1/12/2029[b,j]	238,803
	Credit Suisse Group Funding Guernsey, Ltd.
18,000	3.800%, 9/15/2022	17,949
	Credit Suisse Group Funding, Ltd.
252,000	2.750%, 3/26/2020	249,383
222,000	3.125%, 12/10/2020	220,057
168,000	3.750%, 3/26/2025	162,750
	DDR Corporation
220,000	4.625%, 7/15/2022	225,244
	Deutsche Bank AG
174,000	2.700%, 7/13/2020	170,021
252,000	3.375%, 5/12/2021	246,365
123,000	4.250%, 10/14/2021	121,922
330,000	4.875%, 12/1/2032[b]	291,677
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	97,149
	Digital Realty Trust LP
100,000	3.400%, 10/1/2020	99,873
	Discover Bank
193,000	8.700%, 11/18/2019	205,169
315,000	3.100%, 6/4/2020	313,552
	Duke Realty, LP
30,000	3.875%, 2/15/2021	30,241
90,000	4.375%, 6/15/2022	92,277
	ERP Operating, LP
32,000	3.375%, 6/1/2025	31,250
	European Investment Bank
165,000	1.875%, 3/15/2019	164,454
	Fifth Third Bancorp
52,000	2.875%, 7/27/2020	51,687
55,000	2.875%, 10/1/2021	54,144
155,000	2.600%, 6/15/2022	149,668
	Five Corners Funding Trust
555,000	4.419%, 11/15/2023[j]	570,880
	GE Capital International Funding Company
750,000	4.418%, 11/15/2035	729,703
	Goldman Sachs Group, Inc.
95,000	3.443%, (LIBOR 3M + 1.100%), 11/15/2018[b]	95,283
442,000	5.375%, 3/15/2020	457,067
75,000	3.507%, (LIBOR 3M + 1.160%), 4/23/2020[b]	75,987
337,000	5.375%, 5/10/2020[b,l]	343,740
9,000	2.600%, 12/27/2020	8,864
578,000	5.250%, 7/27/2021	605,547
10,000	3.513%, (LIBOR 3M + 1.170%), 11/15/2021[b]	10,133
12,000	3.000%, 4/26/2022	11,743
329,000	2.876%, 10/31/2022[b]	320,080
184,000	2.908%, 6/5/2023[b]	178,034
325,000	3.691%, 6/5/2028[b]	309,906

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
140

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Financials (1.7%) - continued
$465,000	4.750%, 10/21/2045	$475,505
	Hartford Financial Services Group, Inc.
369,000	5.125%, 4/15/2022	388,952
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,015
210,000	4.000%, 12/1/2022	210,422
60,000	3.400%, 2/1/2025	56,871
	Hospitality Properties Trust
10,000	4.250%, 2/15/2021	10,096
	HSBC Holdings plc
353,000	3.400%, 3/8/2021	352,591
212,000	6.875%, 6/1/2021[b,l]	223,130
125,000	2.650%, 1/5/2022	121,152
200,000	3.600%, 5/25/2023	198,818
200,000	3.900%, 5/25/2026	196,393
	HSBC USA, Inc.
280,000	2.350%, 3/5/2020	276,729
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	9,916
	Huntington National Bank
250,000	2.200%, 11/6/2018	249,888
	Icahn Enterprises, LP
140,000	6.750%, 2/1/2024	142,450
185,000	6.375%, 12/15/2025	185,925
	ING Groep NV
200,000	3.150%, 3/29/2022	196,200
	International Lease Finance Corporation
12,000	4.625%, 4/15/2021	12,221
112,000	5.875%, 8/15/2022	119,181
	Intesa Sanpaolo SPA
198,000	3.125%, 7/14/2022[j]	184,538
	J.P. Morgan Chase & Company
60,000	2.250%, 1/23/2020	59,307
199,000	2.980%, (LIBOR 3M + 0.680%), 6/1/2021[b]	200,552
95,000	2.295%, 8/15/2021	92,120
210,000	4.500%, 1/24/2022	216,575
215,000	2.972%, 1/15/2023	209,367
126,000	3.200%, 1/25/2023	123,892
9,000	2.776%, 4/25/2023[b]	8,731
210,000	2.700%, 5/18/2023	201,207
108,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	110,300
120,000	3.625%, 5/13/2024	119,219
240,000	3.125%, 1/23/2025	229,985
470,000	3.900%, 7/15/2025	469,618
135,000	3.300%, 4/1/2026	129,701
275,000	3.882%, 7/24/2038[b]	259,006
	J.P. Morgan Chase Bank NA
650,000	3.086%, 4/26/2021[b]	649,427
	JPMorgan Chase & Company
375,000	4.203%, 7/23/2029[b]	375,657
	KeyCorp
9,000	2.300%, 12/13/2018	8,993
100,000	2.900%, 9/15/2020	99,127
	Kimco Realty Corporation
368,000	3.300%, 2/1/2025	349,260
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[j]	3,100
84,000	4.950%, 5/1/2022[j]	87,405
	Liberty Property, LP
246,000	3.750%, 4/1/2025	239,761

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Financials (1.7%) - continued
	Lincoln National Corporation
$7,000	6.250%, 2/15/2020	$7,295
	Lloyds Bank plc
200,000	2.853%, (LIBOR 3M + 0.490%), 5/7/2021[b]	200,785
	Lloyds Banking Group plc
250,000	2.907%, 11/7/2023[b]	238,956
	MetLife, Inc.
125,000	4.050%, 3/1/2045	118,236
	Mitsubishi UFJ Financial Group, Inc.
200,000	2.190%, 9/13/2021	191,555
6,000	2.998%, 2/22/2022	5,875
315,000	3.455%, 3/2/2023	311,298
230,000	3.287%, 7/25/2027	217,874
	Morgan Stanley
12,000	2.800%, 6/16/2020	11,905
84,000	5.550%, 7/15/2020[b,l]	86,100
555,000	2.500%, 4/21/2021	541,952
11,000	5.500%, 7/28/2021	11,638
210,000	2.625%, 11/17/2021	204,332
97,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	98,556
213,000	2.750%, 5/19/2022	206,578
65,000	4.875%, 11/1/2022	67,390
215,000	3.125%, 1/23/2023	209,820
100,000	4.000%, 7/23/2025	99,986
210,000	4.350%, 9/8/2026	208,804
276,000	3.591%, 7/22/2028[b]	262,059
250,000	3.772%, 1/24/2029[b]	240,393
	MPT Operating Partnership, LP
275,000	6.375%, 3/1/2024	288,750
40,000	5.500%, 5/1/2024	40,300
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	106,568
	National City Corporation
209,000	6.875%, 5/15/2019	215,596
	New York Life Global Funding
138,000	2.300%, 6/10/2022[j]	132,391
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	5,999
	Park Aerospace Holdings, Ltd.
355,000	5.500%, 2/15/2024[j]	350,562
	PNC Bank NA
10,000	2.450%, 11/5/2020	9,821
	Prudential Financial, Inc.
55,000	2.350%, 8/15/2019	54,756
	Quicken Loans, Inc.
505,000	5.750%, 5/1/2025[j]	503,232
	Realty Income Corporation
9,000	5.750%, 1/15/2021	9,434
185,000	4.125%, 10/15/2026	183,701
	Regency Centers, LP
320,000	4.125%, 3/15/2028	315,380
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	124,975
136,000	3.200%, 2/8/2021	135,234
	Reinsurance Group of America, Inc.
281,000	5.000%, 6/1/2021	291,673
8,000	4.700%, 9/15/2023	8,234
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[j]	84,677
	Royal Bank of Canada
12,000	2.125%, 3/2/2020	11,831

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
141

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Financials (1.7%) - continued
	Royal Bank of Scotland Group plc
$238,000	8.625%, 8/15/2021[b,l]	$256,826
200,000	3.875%, 9/12/2023	195,952
	Santander UK Group Holdings plc
147,000	2.875%, 10/16/2020	145,079
	Simon Property Group, LP
65,000	2.500%, 9/1/2020	64,122
15,000	2.500%, 7/15/2021	14,627
140,000	2.750%, 2/1/2023	135,241
168,000	4.250%, 11/30/2046	164,005
	Skandinaviska Enskilda Banken AB
135,000	2.375%, 3/25/2019[j]	134,537
	Societe Generale SA
138,000	4.750%, 11/24/2025[j]	138,224
	Standard Chartered plc
164,000	2.100%, 8/19/2019[j]	162,030
	State Street Corporation
95,000	3.226%, (LIBOR 3M + 0.900%), 8/18/2020[b]	96,398
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	11,847
176,000	2.784%, 7/12/2022	170,298
150,000	3.102%, 1/17/2023	146,108
126,000	3.010%, 10/19/2026	117,412
	Sumitomo Mitsui Trust Bank, Ltd.
240,000	1.950%, 9/19/2019[j]	236,872
	SunTrust Banks, Inc.
180,000	2.250%, 1/31/2020	177,768
10,000	2.900%, 3/3/2021	9,886
	Svenska Handelsbanken AB
120,000	2.825%, (LIBOR 3M + 0.490%), 6/17/2019[b]	120,429
	Synchrony Financial
321,000	3.000%, 8/15/2019	320,525
55,000	3.584%, (LIBOR 3M + 1.230%), 2/3/2020[b]	55,361
55,000	4.250%, 8/15/2024	53,224
	Toronto-Dominion Bank
75,000	3.266%, (LIBOR 3M + 0.930%), 12/14/2020[b]	76,097
	UBS Group Funding Jersey, Ltd.
242,000	3.000%, 4/15/2021[j]	238,990
126,000	4.125%, 9/24/2025[j]	126,053
	UBS Group Funding Switzerland AG
200,000	3.491%, 5/23/2023[j]	196,617
	UnitedHealth Group, Inc.
40,000	3.350%, 7/15/2022	40,107
250,000	2.950%, 10/15/2027	235,026
380,000	4.625%, 7/15/2035	406,623
	USB Realty Corporation
50,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,j,l]	44,635
	Ventas Realty, LP
195,000	3.100%, 1/15/2023	188,814
260,000	4.000%, 3/1/2028	251,294
	Voya Financial, Inc.
342,000	3.125%, 7/15/2024	323,370
	Wells Fargo & Company
75,000	3.019%, (LIBOR 3M + 0.680%), 1/30/2020[b]	75,533
170,000	2.550%, 12/7/2020	167,194
7,000	2.100%, 7/26/2021	6,740
205,000	2.625%, 7/22/2022	197,891
225,000	3.069%, 1/24/2023	219,416

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Financials (1.7%) - continued
$12,000	3.452%, (LIBOR 3M + 1.110%), 1/24/2023[b]	$12,201
168,000	3.450%, 2/13/2023	164,618
15,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	15,323
125,000	3.000%, 2/19/2025	118,640
175,000	3.000%, 4/22/2026	163,430
168,000	3.000%, 10/23/2026	156,063
323,000	4.900%, 11/17/2045	331,358
	Welltower, Inc.
9,000	4.950%, 1/15/2021	9,242
360,000	4.000%, 6/1/2025	354,387
	Westpac Banking Corporation
15,000	3.181%, (LIBOR 3M + 0.850%), 8/19/2021[b]	15,171

	Total	46,722,517

Foreign Government (<0.1%)
	Argentina Government International Bond
150,000	7.500%, 4/22/2026	142,276
	Export-Import Bank of Korea
75,000	2.250%, 1/21/2020	73,931
	Kommunalbanken AS
125,000	1.500%, 10/22/2019[j]	123,124

	Total	339,331

Mortgage-Backed Securities (4.7%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,125,000	4.000%, 8/1/2048[e]	11,294,020
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
750,000	3.900%, 4/25/2028, Ser. K076, Class A2	772,204
580,084	3.000%, 3/15/2045, Ser. 4741, Class GA	569,445
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
11,325,000	3.500%, 8/1/2033[e]	11,424,315
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
106,229	4.288%, (LIBOR 12M + 1.540%), 7/1/2043[b]	109,261
123,762	4.290%, (LIBOR 12M + 1.550%), 7/1/2043[b]	127,567
43,916	4.145%, (LIBOR 12M + 1.530%), 8/1/2043[b]	45,107
40,925,000	3.500%, 8/1/2048[e]	40,559,675
32,685,000	4.000%, 8/1/2048[e]	33,204,639
26,465,000	4.500%, 8/1/2048[e]	27,453,904
7,500,000	5.000%, 9/1/2048[e]	7,909,863
	U.S. Residential Opportunity Fund Trust
86,723	3.352%, 11/27/2037, Ser. 2017-1III, Class Aj	86,025

	Total	133,556,025

Technology (0.4%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[j]	25,100

The accompanying Notes to Schedule of Investments are an integral part of this schedule.

142

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Technology (0.4%) - continued
	Amphenol Corporation
$69,000	2.550%, 1/30/2019	$68,932
	Apple, Inc.
60,000	2.655%, (LIBOR 3M + 0.300%), 5/6/2020[b]	60,269
12,000	2.850%, 5/6/2021	11,965
12,000	2.706%, (LIBOR 3M + 0.350%), 5/11/2022[b]	12,124
10,000	2.400%, 1/13/2023	9,678
115,000	3.000%, 2/9/2024	113,161
183,000	3.200%, 5/11/2027	177,759
250,000	3.000%, 6/20/2027	239,143
400,000	3.000%, 11/13/2027	381,507
250,000	4.500%, 2/23/2036	272,084
126,000	4.650%, 2/23/2046	137,572
225,000	4.250%, 2/9/2047	231,205
335,000	3.750%, 9/12/2047	319,199
	Applied Materials, Inc.
92,000	3.300%, 4/1/2027	89,661
	Avnet, Inc.
125,000	3.750%, 12/1/2021	124,144
	Baidu, Inc.
225,000	3.000%, 6/30/2020	222,054
	Broadcom Corporation
146,000	3.875%, 1/15/2027	136,757
440,000	3.500%, 1/15/2028	397,968
	CDK Global, Inc.
165,000	4.875%, 6/1/2027	161,494
	Cisco Systems, Inc.
80,000	2.800%, (LIBOR 3M + 0.500%), 3/1/2019[b]	80,284
	CommScope Technologies Finance, LLC
270,000	6.000%, 6/15/2025[j]	278,100
	Diamond 1 Finance Corporation
115,000	3.480%, 6/1/2019[j]	115,376
400,000	4.420%, 6/15/2021[j]	406,108
242,000	5.450%, 6/15/2023[j]	254,059
330,000	6.020%, 6/15/2026[j]	348,446
	Equinix, Inc.
225,000	5.750%, 1/1/2025	232,031
	Fidelity National Information Services, Inc.
109,000	3.625%, 10/15/2020	109,591
15,000	2.250%, 8/15/2021	14,439
	Harland Clarke Holdings Corporation
350,000	8.375%, 8/15/2022[j]	334,670
	Hewlett Packard Enterprise Company
19,000	2.850%, 10/5/2018	19,008
120,000	2.100%, 10/4/2019[j]	118,556
15,000	3.600%, 10/15/2020	15,084
48,000	4.400%, 10/15/2022	49,134
	Inception Merger Sub, Inc.
380,000	8.625%, 11/15/2024[j]	383,800
	Intel Corporation
40,000	3.100%, 7/29/2022	39,896
65,000	3.700%, 7/29/2025	65,681
189,000	4.100%, 5/19/2046	190,866
	Iron Mountain, Inc.
333,677	6.000%, 8/15/2023	341,185
	Marvell Technology Group, Ltd.
205,000	4.200%, 6/22/2023	204,627
275,000	4.875%, 6/22/2028	278,103
	Microsoft Corporation
270,000	4.750%, 11/3/2055	308,036

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Technology (0.4%) - continued
$12,000	2.400%, 2/6/2022	$11,741
270,000	4.200%, 11/3/2035	285,040
975,000	3.700%, 8/8/2046	949,475
225,000	4.250%, 2/6/2047	239,991
	NetApp, Inc.
160,000	2.000%, 9/27/2019	158,023
	NXP BV
185,000	3.875%, 9/1/2022[j]	182,225
	Oracle Corporation
65,000	2.500%, 5/15/2022	63,390
168,000	2.400%, 9/15/2023	160,434
390,000	2.950%, 5/15/2025	377,156
250,000	3.850%, 7/15/2036	244,030
	QUALCOMM, Inc.
126,000	3.000%, 5/20/2022	123,763
	Seagate HDD Cayman
190,000	4.750%, 1/1/2025	184,379
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[j]	60,450
	Sensata Technologies UK Financing Company plc
200,000	6.250%, 2/15/2026[j]	209,750
	Texas Instruments, Inc.
330,000	4.150%, 5/15/2048	339,128
	Tyco Electronics Group SA
46,000	3.450%, 8/1/2024	45,061
92,000	3.125%, 8/15/2027	86,014
	VMware, Inc.
45,000	2.950%, 8/21/2022	43,380
	Western Digital Corporation
515,000	4.750%, 2/15/2026	506,309

	Total	11,648,595

Transportation (0.1%)
	Air Canada Pass Through Trust
44,898	3.875%, 3/15/2023[j]	44,045
	American Airlines Pass Through Trust
3,999	4.950%, 1/15/2023	4,111
89,602	3.375%, 5/1/2027	86,438
	Avis Budget Car Rental, LLC
20,000	5.125%, 6/1/2022[j]	19,750
185,000	6.375%, 4/1/2024[i,j]	183,150
	Burlington Northern Santa Fe, LLC
140,000	5.750%, 5/1/2040	167,159
430,000	5.050%, 3/1/2041	483,688
150,000	4.450%, 3/15/2043	156,403
180,000	3.900%, 8/1/2046	174,187
	CSX Corporation
42,000	3.700%, 11/1/2023	42,290
	Delta Air Lines, Inc.
114,000	2.875%, 3/13/2020	113,048
19,430	4.950%, 11/23/2020	19,611
	ERAC USA Finance, LLC
30,000	2.800%, 11/1/2018[j]	30,005
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	59,527
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	9,853
	United Continental Holdings, Inc.
375,000	4.250%, 10/1/2022	366,562
	XPO Logistics, Inc.
202,000	6.500%, 6/15/2022[j]	207,555

	Total	2,167,382

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
143

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
U.S. Government and Agencies (4.3%)
	U.S. Treasury Bonds
$5,135,000	2.250%, 11/15/2027	$4,840,139
10,250,000	2.875%, 5/15/2028	10,176,728
550,000	5.250%, 11/15/2028	660,623
1,175,000	4.375%, 5/15/2040	1,422,071
6,780,000	3.000%, 5/15/2042	6,702,136
11,118,000	2.500%, 5/15/2046	9,911,089
995,000	3.000%, 5/15/2047	979,337
250,000	2.750%, 8/15/2047	234,111
151,000	2.750%, 11/15/2047	141,362
2,250,000	3.125%, 5/15/2048	2,269,688
	U.S. Treasury Bonds, TIPS
15,366,462	0.125%, 1/15/2023	14,902,042
12,237,365	0.375%, 7/15/2027	11,767,017
	U.S. Treasury Notes
2,715,000	1.500%, 10/31/2019	2,680,002
940,000	2.250%, 3/31/2020	933,941
50,000	1.875%, 12/15/2020	49,027
250,000	1.375%, 5/31/2021	240,547
8,134,000	1.125%, 8/31/2021	7,737,785
50,000	2.000%, 2/15/2022	48,660
9,000,000	1.875%, 7/31/2022	8,680,781
7,610,000	2.000%, 11/30/2022	7,354,649
3,250,000	2.500%, 3/31/2023	3,201,758
1,698,000	1.375%, 9/30/2023	1,577,482
1,680,000	2.125%, 7/31/2024	1,608,928
4,800,000	2.125%, 11/30/2024	4,583,438
18,500,000	2.875%, 5/31/2025	18,446,524

	Total	121,149,865

Utilities (0.4%)
	Alabama Power Company
6,000	2.450%, 3/30/2022	5,815
	Ameren Corporation
10,000	2.700%, 11/15/2020	9,859
	American Electric Power Company, Inc.
253,000	2.950%, 12/15/2022	246,151
	Appalachian Power Company
92,000	3.300%, 6/1/2027	88,228
	Arizona Public Service Company
65,000	2.200%, 1/15/2020	64,219
	Atmos Energy Corporation
100,000	3.000%, 6/15/2027	94,460
	Berkshire Hathaway Energy Company
59,000	2.400%, 2/1/2020	58,469
155,000	4.500%, 2/1/2045	157,635
	Calpine Corporation
195,000	5.375%, 1/15/2023	185,981
	CMS Energy Corporation
126,000	2.950%, 2/15/2027	115,341
126,000	3.450%, 8/15/2027	120,191
	Commonwealth Edison Company
125,000	3.700%, 3/1/2045	116,379
70,000	4.350%, 11/15/2045	72,197
	Consolidated Edison, Inc.
6,000	2.000%, 3/15/2020	5,893
84,000	2.000%, 5/15/2021	81,140
63,000	4.500%, 12/1/2045	64,796
	Dominion Energy, Inc.
180,000	2.962%, 7/1/2019	180,069
196,000	2.579%, 7/1/2020	193,158
	Dominion Gas Holdings, LLC
280,000	2.500%, 12/15/2019	277,568

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Utilities (0.4%) - continued
	DTE Electric Company
$95,000	3.700%, 3/15/2045	$88,749
135,000	3.700%, 6/1/2046	126,514
285,000	4.050%, 5/15/2048	283,896
	DTE Energy Company
39,000	2.400%, 12/1/2019	38,581
	Duke Energy Carolinas, LLC
350,000	3.700%, 12/1/2047	324,549
	Duke Energy Corporation
168,000	3.750%, 9/1/2046	151,510
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	116,022
	Duke Energy Indiana, LLC
170,000	3.750%, 5/15/2046	158,868
	Dynegy, Inc.
380,000	7.375%, 11/1/2022	396,150
	Edison International
6,000	2.125%, 4/15/2020	5,880
170,000	2.950%, 3/15/2023	163,568
	Emera U.S. Finance, LP
134,000	2.150%, 6/15/2019	133,009
	Energy Transfer Partners, LP
330,000	5.200%, 2/1/2022	343,586
	Eversource Energy
225,000	2.500%, 3/15/2021	220,322
	Exelon Corporation
90,000	5.100%, 6/15/2045	95,305
126,000	4.450%, 4/15/2046	124,378
	Exelon Generation Company, LLC
129,000	5.200%, 10/1/2019	131,977
169,000	2.950%, 1/15/2020	168,170
	FirstEnergy Corporation
60,000	2.850%, 7/15/2022	58,163
350,000	4.850%, 7/15/2047	359,768
	Fortis, Inc.
10,000	2.100%, 10/4/2021	9,525
	ITC Holdings Corporation
30,000	4.050%, 7/1/2023	30,024
84,000	5.300%, 7/1/2043	93,449
	MidAmerican Energy Holdings Company
252,000	6.500%, 9/15/2037	317,251
	Mississippi Power Company
185,000	2.987%, (LIBOR 3M + 0.650%), 3/27/2020[b]	185,035
185,000	3.950%, 3/30/2028	183,601
	Monongahela Power Company
95,000	5.400%, 12/15/2043[j]	112,483
	National Rural Utilities Cooperative Finance Corporation
150,000	2.300%, 11/1/2020	147,001
	NextEra Energy Capital Holdings, Inc.
115,000	2.300%, 4/1/2019	114,624
	NextEra Energy Partners, LP
340,000	4.250%, 9/15/2024[j]	328,100
	NiSource Finance Corporation
92,000	3.490%, 5/15/2027	88,335
245,000	5.650%, 2/1/2045	280,744
	Oncor Electric Delivery Company, LLC
368,000	3.750%, 4/1/2045	351,913
	Pacific Gas and Electric Company
225,000	3.300%, 3/15/2027	206,711
	PPL Capital Funding, Inc.
69,000	3.500%, 12/1/2022	68,446
92,000	3.400%, 6/1/2023	89,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
144

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (16.2%)	Value
Utilities (0.4%) - continued
$195,000	5.000%, 3/15/2044	$203,567
	PPL Electric Utilities Corporation
138,000	3.950%, 6/1/2047	134,972
	PSEG Power, LLC
8,000	3.000%, 6/15/2021	7,919
	Public Service Electric & Gas Company
230,000	3.000%, 5/15/2027	218,219
	San Diego Gas and Electric Company
330,000	4.150%, 5/15/2048	324,455
	Sempra Energy
65,000	2.400%, 3/15/2020	63,953
	Southern California Edison Company
5,000	2.400%, 2/1/2022	4,828
185,000	4.000%, 4/1/2047	177,227
225,000	4.125%, 3/1/2048	218,427
	Southern Company
10,000	1.850%, 7/1/2019	9,923
6,000	2.350%, 7/1/2021	5,835
180,000	2.950%, 7/1/2023	174,477
250,000	3.250%, 7/1/2026	237,251
165,000	4.400%, 7/1/2046	164,989
	Southern Company Gas Capital Corporation
230,000	4.400%, 5/30/2047	223,812
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	59,645
	TerraForm Power Operating, LLC
355,000	5.000%, 1/31/2028[j]	334,144

	Total	10,797,213

	Total Long-Term Fixed Income (cost $459,787,650)	454,845,265

Shares	Collateral Held for Securities Loaned (0.5%)	Value
12,817,887	Thrivent Cash Management Trust	12,817,887

	Total Collateral Held for Securities Loaned (cost $12,817,887)	12,817,887

Shares or Principal Amount	Short-Term Investments (13.1%)	Value
	Federal Home Loan Bank Discount Notes
600,000	1.850%, 8/3/2018[o,p]	599,937
600,000	1.820%, 8/20/2018[o,p]	599,395
100,000	1.612%, 8/23/2018[o]	99,883
6,100,000	1.880%, 8/28/2018[o,p]	6,091,259
3,100,000	1.910%, 9/5/2018[o,p]	3,094,212
400,000	1.925%, 9/13/2018[o,p]	399,083
8,000,000	1.910%, 10/4/2018[o,p]	7,971,552
	Thrivent Core Short-Term Reserve Fund
34,716,637	2.320%	347,166,370

	Total Short-Term Investments (cost $366,023,192)	366,021,691

	Total Investments (cost $2,455,870,426) 105.3%	$2,949,846,878

	Other Assets and Liabilities, Net (5.3%)	(148,778,318)

	Total Net Assets 100.0%	$2,801,068,560

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h	Non-income producing security.
i	All or a portion of the security is on loan.
j

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $42,870,435 or 1.5% of total net assets.

k	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

n	All or a portion of the security is insured or guaranteed.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Aggressive Allocation Fund as of July 31, 2018 was $11,622,537 or 0.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	$82,735
Apidos CLO XVIII, 7/22/2026	4/4/2017	375,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	140,000
Betony CLO, Ltd., 4/30/2031	6/5/2018	125,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	140,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	275,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	150,000
CIM Trust, 12/25/2057	4/23/2018	1,287,513
Digicel, Ltd., 4/15/2021	8/19/2013	522,057

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
145

MODERATELY AGGRESSIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Security	Acquisition Date	Cost
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	$230,331
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	54,319
Galaxy XX CLO, Ltd., 4/20/2031	2/23/2018	450,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	416,000
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	1,492,484
Limerock CLO III, LLC, 10/20/2026	1/30/2017	450,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	400,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	450,000
Mountain View CLO, Ltd., 7/15/2031	5/31/2018	300,000
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	465,887
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	100,000
Octagon Investment Partners XVI, Ltd., 7/17/2030	6/15/2018	100,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	375,000
OZLM VIII, Ltd., 10/17/2026	5/16/2017	140,000
PPM CLO, Ltd., 7/15/2031	7/2/2018	299,640
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	666,621
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	325,000
Shackleton CLO, Ltd., 7/15/2031	7/12/2018	300,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	11,103
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	8,265
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	450,000
Verus Securitization Trust, 1/25/2047	2/16/2017	273,579
Verus Securitization Trust, 7/25/2047	7/24/2017	415,723
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	140,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive Allocation Fund as of July 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$2,219,363
Common Stock	10,298,004

Total lending	$12,517,367
Gross amount payable upon return of collateral for securities loaned	$12,817,887

Net amounts due to counterparty	$300,520

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Moderately Aggressive Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,675,500	–	2,514,217	161,283
Capital Goods	1,363,096	–	1,363,096	–
Communications Services	8,582,708	–	8,582,708	–
Consumer Cyclical	3,514,307	–	3,514,307	–
Consumer Non-Cyclical	5,702,959	–	5,594,730	108,229
Energy	997,267	–	997,267	–
Financials	3,781,078	–	3,781,078	–
Technology	1,671,817	–	1,671,817	–
Transportation	718,818	–	718,818	–
Utilities	457,450	–	457,450	–
Registered Investment Companies
Affiliated Equity Holdings	1,030,163,324	1,030,163,324	–	–
Affiliated Fixed Income Holdings	117,287,280	117,287,280	–	–
Equity Funds/Exchange Traded Funds	21,585,087	21,585,087	–	–
Fixed Income Funds/Exchange Traded Funds	16,938,243	16,938,243	–	–
Common Stock
Consumer Discretionary	79,485,755	74,481,091	5,004,664	–
Consumer Staples	20,219,062	16,741,203	3,477,859	–
Energy	35,146,114	33,455,089	1,691,025	–
Financials	136,516,296	131,756,109	4,760,187	–
Health Care	82,312,480	79,659,913	2,652,567	–
Industrials	114,393,921	108,612,560	5,781,361	–
Information Technology	160,537,400	157,016,258	3,521,142	–
Materials	31,084,803	26,897,991	4,186,810	2
Real Estate	31,310,595	30,947,505	363,090	–
Telecommunications Services	3,392,925	2,029,801	1,363,124	–
Utilities	10,199,549	9,374,264	825,285	–
Long-Term Fixed Income
Asset-Backed Securities	16,875,623	–	15,494,175	1,381,448
Basic Materials	7,532,931	–	7,532,931	–
Capital Goods	7,840,993	–	7,840,993	–
Collateralized Mortgage Obligations	13,212,691	–	13,212,691	–
Commercial Mortgage-Backed Securities	14,202,477	–	14,202,477	–
Communications Services	16,096,139	–	16,096,139	–
Consumer Cyclical	14,081,870	–	14,081,870	–
Consumer Non-Cyclical	20,459,379	–	20,459,379	–
Energy	18,162,234	–	18,162,234	–
Financials	46,722,517	–	46,722,517	–
Foreign Government	339,331	–	339,331	–
Mortgage-Backed Securities	133,556,025	–	133,556,025	–
Technology	11,648,595	–	11,648,595	–
Transportation	2,167,382	–	2,167,382	–
U.S. Government and Agencies	121,149,865	–	121,149,865	–
Utilities	10,797,213	–	10,797,213	–
Short-Term Investments	18,855,321	–	18,855,321	–
Subtotal Investments in Securities	$2,393,738,420	$1,856,945,718	$535,141,740	$1,650,962

Other Investments *	Total
Short-Term Investments	347,166,370
Affiliated Registered Investment Companies	196,124,201
Collateral Held for Securities Loaned	12,817,887
Subtotal Other Investments	$556,108,458
Total Investments at Value	$2,949,846,878

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	7,573,225	7,573,225	–	–
Total Asset Derivatives	$7,573,225	$7,573,225	$–	$–

Liability Derivatives
Futures Contracts	2,947,364	2,947,364	–	–
Total Liability Derivatives	$2,947,364	$2,947,364	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Aggressive Allocation Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $18,755,438 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT U.S. Long Bond	135	September 2018	$19,105,049	$195,732
CME E-mini S&P 500 Index	2,924	September 2018	406,153,832	5,706,188
ICE mini MSCI EAFE Index	1,143	September 2018	115,607,943	(1,062,198)
ICE US mini MSCI Emerging Markets Index	300	September 2018	17,058,047	(613,547)
Total Futures Long Contracts			$557,924,871	$4,226,175
CBOT 10-Yr. U.S. Treasury Note	(13)	September 2018	($1,546,044)	($6,440)
CBOT 2-Yr. U.S. Treasury Note	(48)	September 2018	(10,151,104)	5,104
CBOT 5-Yr. U.S. Treasury Note	(8)	September 2018	(903,788)	(1,212)
CME E-mini NASDAQ 100 Index	(999)	September 2018	(143,582,430)	(1,167,675)
CME E-mini Russell 2000 Index	(553)	September 2018	(46,346,908)	105,048
CME E-mini S&P Mid-Cap 400 Index	(847)	September 2018	(169,775,354)	1,561,153
CME Ultra Long Term U.S. Treasury Bond	(17)	September 2018	(2,624,319)	(43,087)
Ultra 10-Yr. U.S. Treasury Note	(64)	September 2018	(8,081,795)	(53,205)
Total Futures Short Contracts			($383,011,742)	$399,686
Total Futures Contracts			$174,913,129	$4,625,861

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of July 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Aggressive Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Equity Holdings
Core International Equity	$–	$86,113	$–	8,612	$88,101	3.1%
Core Low Volatility Equity*	–	77,000	–	7,734	81,748	2.9
Large Cap Growth, Class S	174,027	4,177	–	15,868	205,644	7.4
Large Cap Stock, Class S	124,955	12,080	–	4,675	134,816	4.8
Large Cap Value, Class S	207,082	11,516	–	9,572	227,995	8.1
Mid Cap Stock, Class S	153,677	11,816	–	5,715	169,743	6.0
Partner Worldwide Allocation, Class S	248,576	9,292	–	22,635	247,850	8.9
Small Cap Stock, Class S	45,398	2,935	5,372	1,593	44,116	1.6
Total Affiliated Equity Holdings	953,715				1,200,013	42.8
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	19,710	7,861	–	2,828	26,275	0.9
High Yield, Class S	20,885	885	–	4,447	21,080	0.7
Income, Class S	61,534	1,813	–	6,846	60,792	2.2
Limited Maturity Bond, Class S	35,192	619	–	2,870	35,414	1.3
Total Affiliated Fixed Income Holdings	137,321				143,561	5.1
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	357,318	480,826	490,978	34,717	347,166	12.4
Total Affiliated Short-Term Investments	357,318				347,166	12.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	2,793	103,470	93,445	12,818	12,818	0.5
Total Collateral Held for Securities Loaned	2,793				12,818	0.5
Total Value	$1,451,147				$1,703,558
*	Non-income producing security.

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Core International Equity	$–	$1,988	$–	$113
Core Low Volatility Equity Fund*	–	4,748	–	–
Large Cap Growth, Class S	–	27,440	4,177	–
Large Cap Stock, Class S	–	(2,219)	10,384	1,696
Large Cap Value, Class S	–	9,397	8,429	3,087
Mid Cap Stock, Class S	–	4,250	11,816	–
Partner Worldwide Allocation, Class S	–	(10,018)	3,248	6,043
Small Cap Stock, Class S	278	876	2,935	–
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	–	(1,345)	–	672
High Yield, Class S	–	(689)	–	885
Income, Class S	–	(2,554)	206	1,606
Limited Maturity Bond, Class S	–	(397)	–	619
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	–	–	4	4,338
Total Income from Affiliated Investments				$19,059
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	135
Total Affiliated Income from Securities Loaned, Net				$135
Total	$278	$31,477	$41,199
*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.8%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$224,432	4.827%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$224,293
	Big River Steel, LLC, Term Loan
153,837	7.334%, (LIBOR 3M + 5.000%), 8/15/2023[b]	156,145
	Chemours Company, Term Loan
284,288	3.830%, (LIBOR 1M + 1.750%), 3/26/2025[b]	283,221
	CONSOL Mining Corporation, Term Loan
149,250	8.320%, (LIBOR 3M + 6.000%), 10/30/2022[b]	152,608
	Contura Energy, Inc., Term Loan
252,861	7.080%, (LIBOR 1M + 5.000%), 3/17/2024[b]	253,177
	Coronado Australian Holdings Property, Ltd., Term Loan
33,214	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	33,547
121,481	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	122,696
	MRC Global (US), Inc., Term Loan
209,474	5.077%, (LIBOR 1M + 3.000%), 9/20/2024[b]	209,997
	Peabody Energy Corporation, Term Loan
159,600	4.827%, (LIBOR 1M + 2.750%), 4/11/2025[b]	159,600

	Total	1,595,284

Capital Goods (0.3%)
	Advanced Disposal Services, Inc., Term Loan
136,772	4.193%, (LIBOR 1W + 2.250%), 11/10/2023[b]	136,824
	Ball Metalpack, LLC, Term Loan
95,000	0.000%, (LIBOR 3M + 4.500%), 7/26/2025[b,d,e]	95,416
	BWAY Holding Company, Term Loan
495,000	0.000%, (LIBOR 3M + 3.250%), 4/3/2024[b,d,e]	493,456
	Cortes NP Intermediate Holding II Corporation, Term Loan
413,641	6.100%, (LIBOR 1M + 4.000%), 11/30/2023[b]	410,365
	Flex Acquisition Company, Inc. Term Loan
465,000	5.751%, (LIBOR 3M + 3.250%), 6/22/2025[b]	464,419
	GFL Environmental, Inc., Term Loan
9,392	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	9,361
75,608	5.084%, (LIBOR 3M + 2.750%), 5/31/2025[b]	75,356
	Navistar, Inc., Term Loan
273,625	5.600%, (LIBOR 1M + 3.500%), 11/3/2024[b]	273,625
	Sterigenics-Nordion Holdings, LLC, Term Loan
340,688	5.334%, (LIBOR 3M + 3.000%), 5/15/2022[b]	340,476

	Total	2,299,298

Principal Amount	Bank Loans (2.8%)[a]	Value
Communications Services (0.7%)
	Altice Financing SA, Term Loan
$570,000	0.000%, (LIBOR 3M + 4.000%), 1/31/2026[b,d,e]	$557,084
	CenturyLink, Inc., Term Loan
402,975	4.827%, (LIBOR 1M + 2.750%), 1/31/2025[b]	396,527
	Charter Communications Operating, LLC, Term Loan
288,550	4.080%, (LIBOR 1M + 2.000%), 4/13/2025[b]	288,616
	Frontier Communications Corporation, Term Loan
407,150	5.830%, (LIBOR 1M + 3.750%), 6/1/2024[b]	400,896
	Hargray Merger Subsidiary Corporation, Term Loan
203,336	5.077%, (LIBOR 1M + 3.000%), 3/24/2024[b,d,e]	204,013
	Intelsat Jackson Holdings SA, Term Loan
235,000	5.827%, (LIBOR 1M + 3.750%), 11/27/2023[b]	235,625
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
455,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	444,194
65,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	59,881
	Mediacom Illinois, LLC, Term Loan
119,700	3.700%, (LIBOR 1W + 1.750%), 2/15/2024[b]	119,201
	NEP/NCP Holdco, Inc., Term Loan
335,735	5.327%, (LIBOR 3M + 3.250%), 7/21/2022[b]	334,617
22,687	9.067%, (LIBOR 1M + 7.000%), 1/23/2023[b]	22,744
	Radiate Holdco, LLC, Term Loan
567,128	5.077%, (LIBOR 1M + 3.000%), 2/1/2024[b]	561,673
	Sable International Finance, Ltd., Term Loan
560,000	5.327%, (LIBOR 1M + 3.250%), 2/6/2026[b]	559,860
	SBA Senior Finance II, LLC, Term Loan
175,000	4.080%, (LIBOR 1M + 2.000%), 4/6/2025[b]	174,519
	SFR Group SA, Term Loan
118,500	4.822%, (LIBOR 1M + 2.750%), 6/22/2025[b]	112,812
	Sinclair Television Group, Inc., Term Loan
505,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	503,611
	Sprint Communications, Inc., Term Loan
533,250	4.625%, (LIBOR 1M + 2.500%), 2/2/2024[b]	533,117
	Syniverse Holdings, Inc., Term Loan
69,825	7.078%, (LIBOR 1M + 5.000%), 2/9/2023[b]	69,834
	Univision Communications, Inc., Term Loan
362,452	4.827%, (LIBOR 1M + 2.750%), 3/15/2024[b]	351,578

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
150

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (2.8%)[a]	Value
Communications Services (0.7%) - continued
	WideOpenWest Finance, LLC, Term Loan
$211,402	5.329%, (LIBOR 1M + 3.250%), 8/6/2023[b]	$202,352
	Windstream Services, LLC, Term Loan
159,594	6.080%, (LIBOR 3M + 4.000%), 3/30/2021[b,d,e]	149,939

	Total	6,282,693

Consumer Cyclical (0.3%)
	Cengage Learning Acquisitions, Term Loan
375,855	6.329%, (LIBOR 1M + 4.250%), 6/7/2023[b]	355,104
	Four Seasons Hotels, Ltd., Term Loan
198,990	4.077%, (LIBOR 1M + 2.000%), 11/30/2023[b]	198,849
	Golden Entertainment, Inc., Term Loan
388,050	5.080%, (LIBOR 1M + 3.000%), 8/15/2024[b]	387,565
65,000	9.070%, (LIBOR 1M + 7.000%), 8/15/2025[b]	65,569
	Golden Nugget, Inc., Term Loan
301,925	4.827%, (LIBOR 1M + 2.750%), 10/4/2023[b]	302,722
	KAR Auction Services, Inc., Term Loan
128,555	4.625%, (LIBOR 1M + 2.500%), 3/9/2023[b]	128,716
	Men’s Warehouse, Inc., Term Loan
109,725	5.592%, (LIBOR 1M + 3.500%), 3/28/2025[b]	110,343
	Mohegan Tribal Gaming Authority, Term Loan
321,650	6.077%, (LIBOR 1M + 4.000%), 10/13/2023[b]	300,206
	Neiman Marcus Group, LLC, Term Loan
109,427	5.336%, (LIBOR 1M + 3.250%), 10/25/2020[b]	96,443
	Scientific Games International, Inc., Term Loan
523,687	4.903%, (LIBOR 1M + 2.750%), 8/14/2024[b]	523,761
	Stars Group Holdings BV, Term Loan
207,000	0.000%, (LIBOR 3M + 3.500%), 7/29/2025[b,d,e]	208,753
	Tenneco, Inc.,Term Loan
300,000	0.000%, (LIBOR 3M + 2.750%), 6/18/2025[b,c,d,e]	299,250
	Wyndham Hotels & Resorts, Inc., Term Loan
140,000	3.827%, (LIBOR 1M + 1.750%), 3/29/2025[b]	140,306

	Total	3,117,587

Consumer Non-Cyclical (0.5%)
	Air Medical Group Holdings, Inc., Term Loan
567,150	5.347%, (LIBOR 1M + 3.250%), 4/28/2022[b]	549,931
29,850	6.329%, (LIBOR 1M + 4.250%), 9/26/2024[b]	29,417

Principal Amount	Bank Loans (2.8%)[a]	Value
Consumer Non-Cyclical (0.5%) - continued
	Albertson’s, LLC, Term Loan
$99,335	4.827%, (LIBOR 1M + 2.750%), 8/25/2021[b]	$98,906
197,535	5.337%, (LIBOR 3M + 3.000%), 12/21/2022[b]	196,672
286,451	5.319%, (LIBOR 3M + 3.000%), 6/22/2023[b]	284,541
	Anmeal Pharmaceuticals LLC, Term Loan
219,949	5.625%, (LIBOR 1M + 3.500%), 3/23/2025[b]	221,462
	Burlington Coat Factory Warehouse Corporation, Term Loan
206,571	4.580%, (LIBOR 1M + 2.500%), 11/9/2024[b]	207,432
	CHS/Community Health Systems, Inc., Term Loan
260,169	5.557%, (LIBOR 3M + 3.250%), 1/27/2021[b]	255,363
	Endo Luxembourg Finance Company I SARL., Term Loan
342,346	6.375%, (LIBOR 1M + 4.250%), 4/27/2024[b]	342,418
	Energizer Holdings, Inc., Term Loan
290,000	0.000%, (LIBOR 3M + 2.250%), 6/21/2025[b,d,e]	290,725
	JBS USA LUX SA, Term Loan
493,750	4.834%, (LIBOR 3M + 2.500%), 10/30/2022[b]	493,044
	McGraw-Hill Global Education Holdings, LLC, Term Loan
501,315	6.077%, (LIBOR 1M + 4.000%), 5/4/2022[b]	492,632
	Ortho-Clinical Diagnostics, Term Loan
590,000	5.327%, (LIBOR 1M + 3.250%), 6/2/2025[b]	589,050
	Revlon Consumer Products Corporation, Term Loan
201,610	5.577%, (LIBOR 1M + 3.500%), 9/7/2023[b]	147,359
	Valeant Pharmaceuticals International, Inc., Term Loan
455,000	5.092%, (LIBOR 1M + 3.000%), 5/28/2025[b]	455,405

	Total	4,654,357

Energy (0.2%)
	Calpine Corporation, Term Loan
208,389	4.840%, (LIBOR 3M + 2.500%), 1/15/2024[b]	208,510
	Consolidated Energy Finance SA, Term Loan
110,000	4.597%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	109,725
	Houston Fuel Oil Terminal Company, LLC, Term Loan
450,000	5.090%, (LIBOR 3M + 2.750%), 6/19/2025[b]	448,452
	McDermott Technology (Americas), Inc., Term Loan
321,694	7.077%, (LIBOR 1M + 5.000%), 4/4/2025[b]	323,463

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
151

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(unaudited)

Principal Amount	Bank Loans (2.8%)[a]	Value
Energy (0.2%) - continued
	MEG Energy Corporation, Term Loan
$28,125	5.580%, (LIBOR 1M + 3.500%), 12/31/2023[b]	$28,153
	Pacific Drilling SA, Term Loan
196,287	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	73,117
	Stetson Midstream, LP, Term Loan
220,000	0.000%, (LIBOR 3M + 4.250%), 7/18/2025[b,d,e]	220,825

	Total	1,412,245

Financials (0.3%)
	ASP AMC Merger Sub, Inc., Term Loan
388,459	5.834%, (LIBOR 3M + 3.500%), 4/13/2024[b]	356,120
	Avolon TLB Borrower 1 US, LLC, Term Loan
345,000	4.086%, (LIBOR 1M + 2.000%), 1/15/2025[b]	342,454
	Brookfield Retail Holdings VII Sub 3, LLC, Term Loan
315,000	0.000%, (LIBOR 3M + 2.500%), 5/7/2025[b,d,e]	312,244
	Digicel International Finance, Ltd., Term Loan
313,421	5.330%, (LIBOR 1M + 3.250%), 5/10/2024[b]	300,414
	DJO Finance, LLC, Term Loan
147,881	5.458%, (LIBOR 1M + 3.250%), 6/7/2020[b]	147,543
	Genworth Holdings, Inc., Term Loan
59,850	6.578%, (LIBOR 1M + 4.500%), 2/28/2023[b]	60,935
	Harland Clarke Holdings Corporation, Term Loan
325,448	7.084%, (LIBOR 3M + 4.750%), 10/31/2023[b]	312,104
	MoneyGram International, Inc., Term Loan
313,248	5.344%, (LIBOR 3M + 3.250%), 3/28/2020[b]	299,151
	TransUnion, LLC, Term Loan
223,312	4.077%, (LIBOR 1M + 2.000%), 4/9/2023[b]	223,777

	Total	2,354,742

Technology (0.2%)
	Micron Technology, Inc., Term Loan
269,313	3.830%, (LIBOR 1M + 1.750%), 4/26/2022[b]	269,873
	Plantronics, Inc., Term Loan
590,000	4.577%, (LIBOR 3M + 2.500%), 6/1/2025[b,d,e]	589,139
	Rackspace Hosting, Inc., Term Loan
267,300	5.363%, (LIBOR 3M + 3.000%), 11/3/2023[b]	265,865
	SS&C Technologies Holdings Europe SARL, Term Loan
79,970	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	80,170
	SS&C Technologies, Inc., Term Loan
208,484	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	209,005

Principal Amount	Bank Loans (2.8%)[a]	Value
Technology (0.2%) - continued
	TNS, Inc., Term Loan
$210,263	6.080%, (LIBOR 1M + 4.000%), 8/14/2022[b]	$210,854
	Vantiv, LLC, Term Loan
548,625	3.824%, (LIBOR 1M + 1.750%), 8/20/2024[b]	547,599

	Total	2,172,505

Transportation (<0.1%)
	Arctic LNG Carriers, Ltd., Term Loan
440,550	6.577%, (LIBOR 1M + 4.500%), 5/18/2023[b]	441,651
	OSG Bulk Ships, Inc., Term Loan
58,309	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	57,653

	Total	499,304

Utilities (0.1%)
	EnergySolutions, LLC, Term Loan
140,000	6.084%, (LIBOR 3M + 3.750%), 5/7/2025[b,c]	141,050
	HD Supply Waterworks, Term Loan
178,650	5.253%, (LIBOR 3M + 3.000%), 7/21/2024[b]	179,245
	Talen Energy Supply, LLC, Term Loan
143,089	6.077%, (LIBOR 1M + 4.000%), 7/6/2023[b]	143,950
	TerraForm Power Operating, LLC, Term Loan
94,762	4.077%, (LIBOR 1M + 2.000%), 11/8/2022[b]	94,762

	Total	559,007

	Total Bank Loans (cost $25,234,261)	24,947,022

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Asset-Backed Securities (1.8%)
	Access Group, Inc.
154,868	2.591%, (LIBOR 1M + 0.500%), 2/25/2036, Ser. 2013-1, Class Ab,h	153,157
	AMSR Trust
450,000	3.473%, (LIBOR 1M + 1.400%), 11/17/2033, Ser. 2016-SFR1, Class Ab,h	450,702
	Apidos CLO XVIII
400,000	3.467%, (LIBOR 3M + 1.120%), 7/22/2026, Ser. 2014-18A, Class A1R*,b	400,008
	Babson CLO, Ltd.
170,000	3.486%, (LIBOR 3M + 1.150%), 10/17/2026, Ser. 2014-IIA, Class AR*,b	170,082
	BANK 2018-BNK13
875,000	4.217%, 8/15/2061, Ser. 2018-BN13, Class A5[c,e]	901,206
	Betony CLO, Ltd.
150,000	3.189%, (LIBOR 3M + 1.080%), 4/30/2031, Ser. 2018-1A, Class A1*,b	149,828

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
152

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Asset-Backed Securities (1.8%) - continued
	Birchwood Park CLO, Ltd.
$170,000	3.519%, (LIBOR 3M + 1.180%), 7/15/2026, Ser. 2014-1A, Class AR*,b	$170,077
	BlueMountain CLO, Ltd.
300,000	3.479%, (LIBOR 3M + 1.140%), 10/15/2026, Ser. 2014-3A, Class A1R*,b	300,148
	Cent CLO 22, Ltd.
175,000	3.773%, (LIBOR 3M + 1.410%), 11/7/2026, Ser. 2014-22A, Class A1R*,b	175,014
	Commonbond Student Loan Trust
251,184	2.730%, 10/25/2040, Ser. 2016-B, Class A1[h]	244,792
311,195	2.564%, (LIBOR 1M + 0.500%), 2/25/2044, Ser. 2018-AGS, Class A2[b,h]	311,245
759,729	3.210%, 2/25/2044, Ser. 2018-AGS, Class A1[h]	754,183
	DRB Prime Student Loan Trust
404,659	3.200%, 1/25/2040, Ser. 2015-D, Class A2*	403,505
	Earnest Student Loan Program, LLC
359,239	3.020%, 5/25/2034, Ser. 2016-B, Class A2[h]	355,933
	Edlinc Student Loan Funding Trust
82,841	5.080%, (CMT 3M + 3.150%), 10/1/2025, Ser. 2012-A, Class AT*,b	83,931
	Galaxy XX CLO, Ltd.
550,000	3.348%, (LIBOR 3M + 1.000%), 4/20/2031, Ser. 2015-20A, Class AR*,b	547,657
	GoldenTree Loan Opportunities IX, Ltd.
250,000	3.709%, (LIBOR 3M + 1.370%), 10/29/2026, Ser. 2014-9A, Class AR*,b	250,229
	Golub Capital Partners, Ltd.
468,000	3.548%, (LIBOR 3M + 1.200%), 1/20/2031, Ser. 2015-23A, Class AR*,b	469,694
	Harley Marine Financing, LLC
1,293,500	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	1,291,560
	Limerock CLO III, LLC
500,000	3.548%, (LIBOR 3M + 1.200%), 10/20/2026, Ser. 2014-3A, Class A1R*,b	500,204
	Madison Park Funding XIV, Ltd.
450,000	3.468%, (LIBOR 3M + 1.120%), 7/20/2026, Ser. 2014-14A, Class A1R*,b	450,171
	Magnetite XII, Ltd.
525,000	3.669%, (LIBOR 3M + 1.330%), 4/15/2027, Ser. 2015-12A, Class AR*,b	525,302
	Morgan Stanley Bank of America Merrill Lynch Trust
675,000	3.176%, 8/15/2045, Ser. 2012-C5, Class A4	670,406
675,000	3.246%, 12/15/2047, Ser. 2014-C19, Class A3	659,686

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Asset-Backed Securities (1.8%) - continued
	Mountain View CLO, Ltd.
$375,000	3.459%, (LIBOR 3M + 1.120%), 7/15/2031, Ser. 2015-9A, Class A1R*,b	$374,586
	Neuberger Berman CLO XIV, Ltd.
525,000	3.589%, (LIBOR 3M + 1.250%), 1/28/2030, Ser. 2013-14A, Class AR*,b	526,208
	Neuberger Berman CLO, Ltd.
110,000	3.527%, (LIBOR 3M + 1.180%), 4/22/2029, Ser. 2014-17A, Class AR*,b	110,206
	Octagon Investment Partners XVI, Ltd.
100,000	3.736%, (LIBOR 3M + 1.400%), 7/17/2030, Ser. 2013-1A, Class A2R*,b	99,999
	Octagon Investment Partners XX, Ltd.
425,000	3.485%, (LIBOR 3M + 1.130%), 8/12/2026, Ser. 2014-1A, Class AR*,b	425,030
	OZLM VIII, Ltd.
170,000	3.466%, (LIBOR 3M + 1.130%), 10/17/2026, Ser. 2014-8A, Class A1AR*,b	170,082
	PPM CLO, Ltd.
350,000	3.489%, (LIBOR 3M + 1.150%), 7/15/2031, Ser. 2018-1A, Class A*,b,c,e	350,000
	Race Point IX CLO, Ltd.
375,000	3.549%, (LIBOR 3M + 1.210%), 10/15/2030, Ser. 2015-9A, Class A1AR*,b	376,295
	Renaissance Home Equity Loan Trust
1,555,045	6.011%, 5/25/2036, Ser. 2006-1, Class AF4[i]	1,151,824
	Shackleton CLO, Ltd.
350,000	3.509%, (LIBOR 3M + 1.170%), 7/15/2031, Ser. 2015-7RA, Class A1*,b	349,986
	SLM Student Loan Trust
199,694	2.464%, (LIBOR 1M + 0.400%), 3/25/2025, Ser. 2010-1, Class Ab	196,488
121,340	2.584%, (LIBOR 1M + 0.520%), 3/25/2026, Ser. 2011-1, Class A1[b]	121,658
	SoFi Consumer Loan Program, LLC
231,387	2.140%, 9/25/2026, Ser. 2017-5, Class A1[h]	230,144
	SoFi Professional Loan Program, LLC
106,126	2.420%, 3/25/2030, Ser. 2015-A, Class A2[h]	104,586
500,000	2.490%, 1/25/2036, Ser. 2016-E, Class A2Bh	491,688
	Stanwich Mortgage Loan Company, LLC
11,103	3.598%, 3/16/2022, Ser. 2017-NPA1, Class A1*,i	11,106
	Symphony CLO XV, Ltd.
500,000	3.516%, (LIBOR 3M + 1.180%), 10/17/2026, Ser. 2014-15A, Class AR*,b	500,286

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
153

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Asset-Backed Securities (1.8%) - continued
	Verus Securitization Trust
$500,000	3.677%, 6/1/2058, Ser. 2018-2, Class A1[b,h]	$501,433
	Voya CLO 3, Ltd.
170,000	3.055%, (LIBOR 3M + 0.720%), 7/25/2026, Ser. 2014-3A, Class A1R*,b	169,322

	Total	16,649,647

Basic Materials (0.7%)
	Alcoa Nederland Holding BV
255,000	6.750%, 9/30/2024[h]	271,256
	Anglo American Capital plc
300,000	4.875%, 5/14/2025[h]	301,583
	ArcelorMittal SA
181,000	5.500%, 3/1/2021	188,240
472,000	6.125%, 6/1/2025[j]	511,270
	Braskem Netherlands Finance BV
470,000	4.500%, 1/10/2028[h]	451,623
	BWAY Holding Company
265,000	5.500%, 4/15/2024[h]	258,706
	CF Industries, Inc.
450,000	3.450%, 6/1/2023[j]	430,875
	Chemours Company
250,000	5.375%, 5/15/2027	243,125
	First Quantum Minerals, Ltd.
180,000	7.500%, 4/1/2025[h]	181,125
	Georgia-Pacific, LLC
110,000	2.539%, 11/15/2019[h]	109,200
	Glencore Funding, LLC
80,000	4.125%, 5/30/2023[h]	78,877
110,000	4.000%, 3/27/2027[h]	103,343
	International Paper Company
222,000	4.350%, 8/15/2048	206,438
	Kinross Gold Corporation
160,000	5.950%, 3/15/2024	165,600
245,000	4.500%, 7/15/2027	225,515
	Novelis Corporation
105,000	5.875%, 9/30/2026[h]	100,669
	Olin Corporation
315,000	5.125%, 9/15/2027	308,700
	Platform Specialty Products Corporation
190,000	5.875%, 12/1/2025[h]	190,893
	Sherwin-Williams Company
180,000	3.125%, 6/1/2024	173,332
	Syngenta Finance NV
250,000	3.933%, 4/23/2021[h]	249,668
	Teck Resources, Ltd.
355,000	6.125%, 10/1/2035	368,313
	United States Steel Corporation
175,000	6.250%, 3/15/2026	175,000
	Vale Overseas, Ltd.
120,000	6.250%, 8/10/2026	131,928
145,000	6.875%, 11/21/2036	168,519
125,000	6.875%, 11/10/2039	147,188
	Westlake Chemical Corporation
160,000	3.600%, 8/15/2026	152,118
	WestRock Company
195,000	3.750%, 3/15/2025[h]	191,001

	Total	6,084,105

Capital Goods (0.8%)
	AECOM
380,000	5.875%, 10/15/2024	398,050

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Capital Goods (0.8%) - continued
	Ashtead Capital, Inc.
$230,000	4.125%, 8/15/2025[h]	$218,787
	Bombardier, Inc.
325,000	7.500%, 3/15/2025[h]	341,250
	Building Materials Corporation of America
190,000	6.000%, 10/15/2025[h]	192,375
	Cemex SAB de CV
275,000	6.125%, 5/5/2025[h]	284,350
	Cintas Corporation No. 2
125,000	3.700%, 4/1/2027	123,393
	CNH Industrial Capital, LLC
180,000	4.875%, 4/1/2021	184,217
	CNH Industrial NV
225,000	3.850%, 11/15/2027	211,582
	Crown Americas Capital Corporation IV
310,000	4.500%, 1/15/2023	306,706
	Crown Cork & Seal Company, Inc.
240,000	7.375%, 12/15/2026	259,200
	Huntington Ingalls Industries, Inc.
270,000	3.483%, 12/1/2027	256,001
	L3 Technologies, Inc.
309,000	3.950%, 5/28/2024	304,751
	Lockheed Martin Corporation
70,000	2.500%, 11/23/2020	69,082
160,000	3.600%, 3/1/2035	151,262
184,000	4.500%, 5/15/2036	193,333
40,000	6.150%, 9/1/2036	49,427
	Northrop Grumman Corporation
300,000	3.850%, 4/15/2045	276,497
	Owens-Brockway Glass Container, Inc.
395,000	5.000%, 1/15/2022[h]	395,000
	Republic Services, Inc.
125,000	2.900%, 7/1/2026	115,754
	Reynolds Group Issuer, Inc.
305,000	5.125%, 7/15/2023[h]	303,292
	Rockwell Collins, Inc.
310,000	2.800%, 3/15/2022	301,451
	Roper Industries, Inc.
241,000	2.050%, 10/1/2018	240,802
	Roper Technologies, Inc.
120,000	2.800%, 12/15/2021	117,266
	Siemens Financieringsmaatschappij NV
350,000	4.200%, 3/16/2047[h]	353,544
	Standard Industries, Inc.
295,000	5.500%, 2/15/2023[h]	301,284
	Textron, Inc.
125,000	7.250%, 10/1/2019	130,409
275,000	3.375%, 3/1/2028	256,025
	United Rentals North America, Inc.
260,000	5.500%, 7/15/2025	264,225
	United Technologies Corporation
220,000	4.050%, 5/4/2047	208,584

	Total	6,807,899

Collateralized Mortgage Obligations (1.5%)
	Alternative Loan Trust
215,058	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	185,631
	Angel Oak Mortgage Trust I, LLC
82,881	3.500%, 7/25/2046, Ser. 2016-1, Class A1*	82,882

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
154

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Collateralized Mortgage Obligations (1.5%) - continued
$1,383,822	3.674%, 7/27/2048, Ser. 2018-2, Class A1[b,h]	$1,383,632
	Bayview Opportunity Master Fund Trust
308,783	4.000%, 6/28/2054, Ser. 2017-SPL2, Class Ab,h	310,076
485,176	4.000%, 10/28/2064, Ser. 2017-SPL1, Class Ab,h	487,207
411,598	3.500%, 5/28/2069, Ser. 2017-RT5, Class Ab,h	408,329
	CIM Trust
1,145,384	5.000%, 12/25/2057, Ser. 2018-R3, Class A1*,b	1,192,651
	Citigroup Mortgage Loan Trust, Inc.
141,596	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	141,912
	CitiMortgage Alternative Loan Trust
452,676	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	425,273
	COLT Mortgage Loan Trust
393,087	2.415%, 10/25/2047, Ser. 2017-2, Class A1Ab,h	390,295
	Countrywide Alternative Loan Trust
259,073	3.301%, 10/25/2035, Ser. 2005-43, Class 4A1[b]	226,866
184,509	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	121,574
88,150	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	84,224
572,708	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	473,452
590,516	7.000%, 10/25/2037, Ser. 2007-24, Class A10	377,425
	Countrywide Home Loans, Inc.
155,398	5.750%, 4/25/2037, Ser. 2007-3, Class A27	127,174
	Deutsche Alt-A Securities Mortgage Loan Trust
117,351	6.000%, 10/25/2021, Ser. 2006-AR5, Class 23A	106,798
	Federal Home Loan Mortgage Corporation
811,733	3.000%, 4/15/2028, Ser. 4193, Class AIk	67,796
724,605	3.000%, 2/15/2033, Ser. 4170, Class IGk	81,013
	Federal National Mortgage Association
1,400,395	3.500%, 1/25/2033, Ser. 2012-150, Class YIk	179,988
	Greenpoint Mortgage Funding Trust
608,867	2.264%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	533,573
	Impac Secured Assets Trust
662,880	2.304%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	551,556
	J.P. Morgan Mortgage Trust
39,247	3.739%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	34,498
452,179	2.444%, (LIBOR 1M + 0.380%), 1/25/2037, Ser. 2006-S4, Class A8[b]	254,051

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Collateralized Mortgage Obligations (1.5%) - continued
$536,853	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	$318,931
	MASTR Alternative Loans Trust
122,075	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	123,204
326,203	2.514%, (LIBOR 1M + 0.450%), 12/25/2035, Ser. 2005-6, Class 2A1[b]	155,816
	Merrill Lynch Alternative Note Asset Trust
120,546	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	96,591
	MortgageIT Trust
450,165	2.264%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	399,773
	Preston Ridge Partners Mortgage Trust, LLC
631,596	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,i	627,377
	Pretium Mortgage Credit Partners, LLC
341,156	3.250%, 8/27/2032, Ser. 2017-NPL4, Class A1[h,i]	338,095
	Residential Accredit Loans, Inc. Trust
88,388	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	85,768
674,035	2.614%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	535,031
	Residential Asset Securitization Trust
659,794	2.444%, (LIBOR 1M + 0.380%), 8/25/2037, Ser. 2007-A8, Class 2A3[b]	152,940
	Sequoia Mortgage Trust
662,612	3.842%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	551,331
	Sunset Mortgage Loan Company, LLC
8,265	3.500%, 6/15/2047, Ser. 2017-NPL1, Class A*,i	8,263
	Towd Point Mortgage Trust
358,891	2.750%, 10/25/2056, Ser. 2017-1, Class A1[b,h]	351,568
315,756	2.664%, (LIBOR 1M + 0.600%), 2/25/2057, Ser. 2017-5, Class A1[b,h]	315,828
	Verus Securitization Trust
273,585	2.853%, 1/25/2047, Ser. 2017-1A, Class A1*,b	272,047
450,394	2.485%, 7/25/2047, Ser. 2017-2A, Class A1*,b	444,127
	WaMu Mortgage Pass Through Certificates
100,884	3.342%, 9/25/2036, Ser. 2006-AR10, Class 1A2[b]	97,676
96,118	3.381%, 10/25/2036, Ser. 2006-AR12, Class 1A1[b]	93,167
	Washington Mutual Mortgage Pass Through Certificates Trust
287,661	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	236,291

	Total	13,431,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
155

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Commercial Mortgage-Backed Securities (1.5%)
	Benchmark 2018-B5 Mortgage Trust
$950,000	4.208%, 7/15/2051, Ser. 2018-B5, Class A4[e]	$979,286
	CSAIL Commercial Mortgage Trust
750,000	3.504%, 6/15/2057, Ser. 2015-C2, Class A4	740,816
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
416,424	2.776%, 3/25/2023, Ser. K724, Class A1[l]	411,909
725,000	3.002%, 1/25/2024, Ser. K725, Class A2	717,268
	Federal National Mortgage Association - ACES
475,000	2.486%, 12/25/2026, Ser. 2017-M3, Class A2[b]	442,942
700,000	2.785%, 2/25/2027, Ser. 2017-M2, Class A2[b]	664,594
900,000	2.961%, 2/25/2027, Ser. 2017-M7, Class A2[b]	865,100
775,000	3.150%, 3/25/2028, Ser. 2018-M7, Class A2[b]	744,192
	Federal National Mortgage Association Grantor Trust
924,460	2.898%, 6/25/2027, Ser. 2017-T1, Class Al	877,704
	GS Mortgage Securities Trust
500,000	3.801%, 1/10/2047, Ser. 2014-GC18, Class A3	508,119
800,000	3.666%, 9/10/2047, Ser. 2014-GC24, Class A4	804,923
800,000	3.244%, 10/10/2048, Ser. 2015-GC34, Class A3	779,258
	JPMBB Commercial Mortgage Securities Trust
550,000	3.231%, 1/15/2048, Ser. 2014-C26, Class A3	541,139
	Morgan Stanley Capital I, Inc.
1,500,000	4.177%, 7/15/2051, Ser. 2018-H3, Class A5	1,536,120
	UBS Commercial Mortgage Trust
972,625	3.400%, 5/10/2045, Ser. 2012-C1, Class A3	972,323
1,200,000	4.241%, 6/15/2051, Ser. 2018-C11, Class A5[b]	1,233,148
	Wells Fargo Commercial Mortgage Trust
500,000	3.617%, 9/15/2057, Ser. 2015-NXS3, Class A4	497,267

	Total	13,316,108

Communications Services (1.8%)
	21st Century Fox America, Inc.
190,000	6.900%, 3/1/2019	194,462
390,000	6.400%, 12/15/2035	487,776
	Altice Financing SA
307,000	6.625%, 2/15/2023[h]	310,454
	AMC Networks, Inc.
265,000	5.000%, 4/1/2024	261,356
	America Movil SAB de CV
164,000	5.000%, 10/16/2019	167,305
	American Tower Corporation
230,000	3.300%, 2/15/2021	228,862

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Communications Services (1.8%) - continued
	AT&T, Inc.
$112,000	5.875%, 10/1/2019	$115,693
75,000	3.264%, (LIBOR 3M + 0.930%), 6/30/2020[b]	75,738
130,000	3.800%, 3/1/2024	128,743
177,000	4.100%, 2/15/2028[h]	171,052
163,000	4.300%, 2/15/2030[h]	155,428
175,000	5.250%, 3/1/2037	175,257
200,000	4.900%, 8/15/2037[h]	192,808
120,000	6.350%, 3/15/2040	133,177
160,000	5.550%, 8/15/2041	162,298
160,000	4.750%, 5/15/2046	146,443
270,000	5.450%, 3/1/2047	270,434
	British Sky Broadcasting Group plc
180,000	2.625%, 9/16/2019[h]	178,705
140,000	3.125%, 11/26/2022[h]	137,194
	CCO Holdings, LLC
400,000	5.875%, 4/1/2024[h]	407,000
	CenturyLink, Inc.
340,000	6.450%, 6/15/2021	350,625
	Charter Communications Operating, LLC
77,000	6.834%, 10/23/2055	84,271
150,000	4.500%, 2/1/2024	150,824
225,000	4.200%, 3/15/2028	215,564
580,000	6.484%, 10/23/2045	631,158
	Clear Channel Worldwide Holdings, Inc.
240,000	6.500%, 11/15/2022	244,800
	Comcast Corporation
185,000	4.049%, 11/1/2052	165,802
150,000	2.750%, 3/1/2023	144,878
395,000	4.400%, 8/15/2035	391,303
212,000	4.750%, 3/1/2044	215,046
125,000	4.600%, 8/15/2045	123,851
	Cox Communications, Inc.
225,000	3.350%, 9/15/2026[h]	210,260
80,000	4.600%, 8/15/2047[h]	73,693
	Crown Castle International Corporation
218,000	3.400%, 2/15/2021	217,571
418,000	5.250%, 1/15/2023	438,465
160,000	3.200%, 9/1/2024	151,320
	CSC Holdings, LLC
40,000	5.500%, 4/15/2027[h]	38,500
	Digicel, Ltd.
570,000	6.000%, 4/15/2021*,j	527,250
	Discovery Communications, LLC
220,000	4.900%, 3/11/2026	227,202
360,000	5.000%, 9/20/2037	353,040
	Gray Television, Inc.
270,000	5.875%, 7/15/2026[h]	263,925
	Intelsat Jackson Holdings SA
385,000	8.000%, 2/15/2024[h]	404,731
	Level 3 Communications, Inc.
380,000	5.375%, 1/15/2024	376,200
	Level 3 Financing, Inc.
135,000	5.375%, 5/1/2025	131,625
	Moody’s Corporation
110,000	2.750%, 12/15/2021	107,495
	Neptune Finco Corporation
281,000	10.875%, 10/15/2025[h]	325,960
	Nexstar Escrow Corporation
124,000	5.625%, 8/1/2024[h]	122,140

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
156

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Communications Services (1.8%) - continued
	Omnicom Group, Inc.
$95,000	3.600%, 4/15/2026	$90,750
	S&P Global, Inc.
184,000	3.300%, 8/14/2020	183,857
	SES Global Americas Holdings GP
130,000	2.500%, 3/25/2019[h]	129,500
	SFR Group SA
515,000	6.000%, 5/15/2022[h]	530,810
	Sprint Communications, Inc.
235,000	6.000%, 11/15/2022	237,571
	Sprint Corporation
305,000	7.625%, 2/15/2025	319,579
	Telecom Italia SPA
235,000	5.303%, 5/30/2024[h]	235,587
	Telefonica Emisiones SAU
250,000	4.665%, 3/6/2038	240,102
	Time Warner Entertainment Company, LP
270,000	8.375%, 3/15/2023	313,847
	Verizon Communications, Inc.
255,000	3.500%, 11/1/2021	255,873
393,000	5.150%, 9/15/2023	420,532
216,000	3.376%, 2/15/2025	209,346
100,000	3.443%, (LIBOR 3M + 1.100%), 5/15/2025[b]	101,165
180,000	4.272%, 1/15/2036	171,839
320,000	4.862%, 8/21/2046	319,198
325,000	4.522%, 9/15/2048	307,867
	Viacom, Inc.
90,000	4.250%, 9/1/2023	90,369
180,000	6.875%, 4/30/2036	205,402
120,000	5.850%, 9/1/2043	126,290
	Virgin Media Secured Finance plc
265,000	5.250%, 1/15/2026[h]	249,100
	Windstream Services, LLC
225,000	8.625%, 10/31/2025[h]	210,375

	Total	15,736,643

Consumer Cyclical (1.3%)
	Amazon.com, Inc.
100,000	3.150%, 8/22/2027	96,264
200,000	3.875%, 8/22/2037	197,986
120,000	4.050%, 8/22/2047	118,803
	American Honda Finance Corporation
185,000	2.000%, 2/14/2020	182,181
	Aptiv plc
230,000	3.150%, 11/19/2020	227,460
	Cinemark USA, Inc.
505,000	4.875%, 6/1/2023	497,576
	CVS Health Corporation
520,000	4.875%, 7/20/2035	527,776
270,000	5.050%, 3/25/2048	279,771
	D.R. Horton, Inc.
200,000	2.550%, 12/1/2020	195,721
	Daimler Finance North America, LLC
160,000	2.959%, (LIBOR 3M + 0.620%), 10/30/2019[b,h]	160,736
225,000	2.913%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	225,733
	Delphi Jersey Holdings plc
295,000	5.000%, 10/1/2025[h]	279,512
	Ford Motor Credit Company, LLC
260,000	2.551%, 10/5/2018	260,013
200,000	2.943%, 1/8/2019	200,208

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Consumer Cyclical (1.3%) - continued
$160,000	2.262%, 3/28/2019	$159,427
80,000	2.459%, 3/27/2020	78,779
60,000	3.200%, 1/15/2021	59,198
200,000	3.606%, (LIBOR 3M + 1.270%), 3/28/2022[b]	202,978
250,000	2.979%, 8/3/2022	239,955
	General Motors Financial Company, Inc.
80,000	3.267%, (LIBOR 3M + 0.930%), 4/13/2020[b]	80,603
138,000	3.700%, 11/24/2020	138,853
92,000	4.200%, 3/1/2021	93,230
240,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	241,482
210,000	3.150%, 6/30/2022	203,961
80,000	3.950%, 4/13/2024	78,121
250,000	4.300%, 7/13/2025	245,497
	Home Depot, Inc.
205,000	5.400%, 9/15/2040	243,326
120,000	4.250%, 4/1/2046	123,956
220,000	3.900%, 6/15/2047	214,525
	Hyundai Capital America
78,000	2.400%, 10/30/2018[h]	77,950
200,000	2.550%, 4/3/2020[h]	196,495
138,000	3.000%, 10/30/2020[h]	135,898
	Jaguar Land Rover Automotive plc
315,000	5.625%, 2/1/2023[h]	313,897
	KB Home
160,000	4.750%, 5/15/2019	160,923
	L Brands, Inc.
315,000	5.625%, 2/15/2022	320,119
	Landry’s, Inc.
260,000	6.750%, 10/15/2024[h]	259,350
	Lear Corporation
165,000	5.250%, 1/15/2025	170,536
	Lennar Corporation
170,000	4.125%, 1/15/2022	168,512
465,000	4.875%, 12/15/2023	465,000
	Live Nation Entertainment, Inc.
215,000	4.875%, 11/1/2024[h]	212,044
155,000	5.625%, 3/15/2026[h]	154,613
	Macy’s Retail Holdings, Inc.
312,000	2.875%, 2/15/2023[j]	293,623
	Mastercard, Inc.
290,000	3.950%, 2/26/2048	290,810
	McDonald’s Corporation
135,000	2.750%, 12/9/2020	133,957
160,000	2.625%, 1/15/2022	156,358
250,000	4.450%, 3/1/2047	250,976
	MGM Resorts International
380,000	6.000%, 3/15/2023	393,775
	Navistar International Corporation
300,000	6.625%, 11/1/2025[h]	313,500
	Netflix, Inc.
320,000	4.875%, 4/15/2028[h]	302,800
	New Red Finance, Inc.
275,000	4.250%, 5/15/2024[h]	261,594
	Nissan Motor Acceptance Corporation
135,000	2.150%, 9/28/2020[h]	131,340
	Prime Security Services Borrower, LLC
292,000	9.250%, 5/15/2023[h]	312,440
	Six Flags Entertainment Corporation
270,000	4.875%, 7/31/2024[h]	264,263

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
157

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Consumer Cyclical (1.3%) - continued
	Toll Brothers Finance Corporation
$67,000	4.000%, 12/31/2018	$66,967
	VOC Escrow, Ltd.
300,000	5.000%, 2/15/2028[h]	287,250

	Total	11,948,621

Consumer Non-Cyclical (2.0%)
	Abbott Laboratories
200,000	2.900%, 11/30/2021	197,249
100,000	3.400%, 11/30/2023	99,001
65,000	3.750%, 11/30/2026	64,535
340,000	4.750%, 11/30/2036	365,187
175,000	4.900%, 11/30/2046	192,587
	AbbVie, Inc.
310,000	2.500%, 5/14/2020	306,471
230,000	3.600%, 5/14/2025	224,093
94,000	4.700%, 5/14/2045	92,327
	Albertson’s Companies, Inc.
145,000	6.085%, (LIBOR 3M + 3.750%), 1/15/2024[b,h]	146,812
	Altria Group, Inc.
80,000	2.850%, 8/9/2022	78,215
100,000	2.625%, 9/16/2026	91,659
	Amgen, Inc.
264,000	2.200%, 5/11/2020	259,546
92,000	2.700%, 5/1/2022	89,695
75,000	3.125%, 5/1/2025	72,205
162,000	3.200%, 11/2/2027	152,482
136,000	4.400%, 5/1/2045	133,910
	Anheuser-Busch InBev Finance, Inc.
100,000	3.623%, (LIBOR 3M + 1.260%), 2/1/2021[b]	102,641
462,000	3.650%, 2/1/2026	453,983
320,000	4.700%, 2/1/2036	328,661
	Anheuser-Busch InBev Worldwide, Inc.
500,000	4.750%, 4/15/2058	503,590
155,000	3.077%, (LIBOR 3M + 0.740%), 1/12/2024[b]	156,453
250,000	4.375%, 4/15/2038	248,174
250,000	4.600%, 4/15/2048	251,347
	BAT Capital Corporation
80,000	2.297%, 8/14/2020[h]	78,455
120,000	3.222%, 8/15/2024[h]	114,623
160,000	4.540%, 8/15/2047[h]	151,728
	Baxalta, Inc.
350,000	4.000%, 6/23/2025	342,664
	Bayer U.S. Finance II, LLC
270,000	4.250%, 12/15/2025[h]	273,115
275,000	4.875%, 6/25/2048[h]	284,064
	Bayer U.S. Finance, LLC
120,000	3.375%, 10/8/2024[h]	115,959
	Becton, Dickinson and Company
187,000	3.734%, 12/15/2024	183,350
325,000	3.700%, 6/6/2027	311,995
132,000	4.669%, 6/6/2047	131,567
	Boston Scientific Corporation
90,000	6.000%, 1/15/2020	93,452
75,000	3.850%, 5/15/2025	74,306
120,000	7.375%, 1/15/2040	160,574
	Bunge, Ltd. Finance Corporation
162,000	8.500%, 6/15/2019	169,526
36,000	3.500%, 11/24/2020	35,854
	Campbell Soup Company
250,000	3.950%, 3/15/2025	243,192

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Cardinal Health, Inc.
$88,000	3.079%, 6/15/2024	$83,072
	Celgene Corporation
350,000	2.875%, 8/15/2020	347,230
	Church & Dwight Company, Inc.
65,000	2.450%, 12/15/2019	64,357
	Clorox Company
270,000	3.100%, 10/1/2027	252,547
	Constellation Brands, Inc.
190,000	3.600%, 2/15/2028	179,867
	CVS Caremark Corporation
50,000	4.000%, 12/5/2023	50,056
	CVS Health Corporation
47,000	3.350%, 3/9/2021	46,957
94,000	3.700%, 3/9/2023	93,412
245,000	4.100%, 3/25/2025	244,474
465,000	4.780%, 3/25/2038	467,933
	EMD Finance, LLC
232,000	2.950%, 3/19/2022[h]	226,708
	Energizer Holdings, Inc.
171,000	5.500%, 6/15/2025[h]	168,435
	Envision Healthcare Corporation
120,000	5.125%, 7/1/2022[h]	121,650
	Express Scripts Holding Company
80,000	3.000%, 7/15/2023	76,324
355,000	4.800%, 7/15/2046	342,907
	Forest Laboratories, LLC
46,000	4.875%, 2/15/2021[h]	47,418
	Grupo Bimbo SAB de CV
200,000	4.700%, 11/10/2047[h]	186,850
	HCA, Inc.
185,000	5.250%, 6/15/2026	187,775
155,000	4.500%, 2/15/2027	150,738
	Imperial Tobacco Finance plc
250,000	2.950%, 7/21/2020[h]	247,358
	JBS USA, LLC
310,000	5.750%, 6/15/2025[h]	290,241
	Kellogg Company
275,000	3.250%, 5/14/2021	274,367
	Kimberly-Clark Corporation
220,000	3.900%, 5/4/2047	214,402
	Kraft Foods Group, Inc.
184,000	5.000%, 6/4/2042	178,719
	Kraft Heinz Foods Company
325,000	3.375%, 6/15/2021	325,058
	Kroger Company
105,000	2.800%, 8/1/2022	101,903
	Laboratory Corporation of America Holdings
75,000	2.625%, 2/1/2020	74,333
	Maple Escrow Subsidiary, Inc.
215,000	3.551%, 5/25/2021[h]	215,624
	Mead Johnson Nutrition Company
92,000	3.000%, 11/15/2020	91,713
	Medtronic, Inc.
700,000	4.375%, 3/15/2035	732,515
90,000	4.625%, 3/15/2045	97,626
	Merck & Company, Inc.
80,000	2.728%, (LIBOR 3M + 0.375%), 2/10/2020[b]	80,354
50,000	3.700%, 2/10/2045	48,518
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[h]	171,709

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
158

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Consumer Non-Cyclical (2.0%) - continued
	Mondelez International, Inc.
$87,000	2.878%, (LIBOR 3M + 0.520%), 2/1/2019[b]	$87,142
	Mylan NV
88,000	5.250%, 6/15/2046	87,448
	Mylan, Inc.
55,000	3.125%, 1/15/2023[h]	52,759
157,000	4.550%, 4/15/2028[h]	154,810
	Newell Rubbermaid, Inc.
138,000	5.500%, 4/1/2046	132,340
	PepsiCo, Inc.
180,000	2.850%, 2/24/2026	171,484
	Pilgrim’s Pride Corporation
290,000	5.750%, 3/15/2025[h]	277,313
	Reynolds American, Inc.
299,000	5.700%, 8/15/2035	326,338
	Roche Holdings, Inc.
138,000	4.000%, 11/28/2044[h]	137,791
	Shire Acquisitions Investments Ireland Designated Activity Company
252,000	2.400%, 9/23/2021	242,633
	Simmons Foods, Inc.
295,000	5.750%, 11/1/2024[h]	244,113
	Smithfield Foods, Inc.
200,000	2.700%, 1/31/2020[h]	196,834
145,000	2.650%, 10/3/2021[h]	138,099
	Tenet Healthcare Corporation
300,000	8.125%, 4/1/2022	319,500
	Thermo Fisher Scientific, Inc.
69,000	3.000%, 4/15/2023	66,920
	TreeHouse Foods, Inc.
210,000	4.875%, 3/15/2022	210,063
	Tyson Foods, Inc.
88,000	3.550%, 6/2/2027	83,748
	VRX Escrow Corporation
595,000	6.125%, 4/15/2025[h]	557,813
	Zimmer Biomet Holdings, Inc.
305,000	3.076%, (LIBOR 3M + 0.750%), 3/19/2021[b]	305,415
	Zoetis, Inc.
275,000	4.700%, 2/1/2043	286,476

	Total	17,937,436

Energy (1.8%)
	Alliance Resource Operating Partners, LP
265,000	7.500%, 5/1/2025[h]	279,906
	Anadarko Petroleum Corporation
265,000	4.850%, 3/15/2021	272,913
280,000	5.550%, 3/15/2026	302,504
	Antero Resources Corporation
305,000	5.125%, 12/1/2022	305,762
	BP Capital Markets plc
275,000	3.535%, 11/4/2024	273,364
50,000	3.119%, 5/4/2026	47,957
312,000	3.279%, 9/19/2027	300,845
	Buckeye Partners, LP
128,000	2.650%, 11/15/2018	128,027
	Canadian Natural Resources, Ltd.
150,000	3.450%, 11/15/2021	149,440
80,000	6.250%, 3/15/2038	94,523
	Canadian Oil Sands, Ltd.
115,000	9.400%, 9/1/2021[h]	131,078

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Energy (1.8%) - continued
	Cenovus Energy, Inc.
$175,000	3.800%, 9/15/2023	$170,243
148,000	5.200%, 9/15/2043	144,086
	Cheniere Corpus Christi Holdings, LLC
265,000	7.000%, 6/30/2024	290,009
	ConocoPhillips
220,000	6.500%, 2/1/2039	284,091
	Continental Resources, Inc.
220,000	5.000%, 9/15/2022	223,244
275,000	4.375%, 1/15/2028	274,175
	El Paso Pipeline Partners Operating Company, LLC
130,000	4.300%, 5/1/2024	131,313
	Enbridge Energy Partners, LP
220,000	5.875%, 10/15/2025	240,916
	Enbridge, Inc.
165,000	2.900%, 7/15/2022	160,198
	Encana Corporation
45,000	3.900%, 11/15/2021	45,320
	Energy Transfer Equity, LP
310,000	5.500%, 6/1/2027	317,750
	Energy Transfer Partners, LP
85,000	4.200%, 9/15/2023	85,125
155,000	4.900%, 3/15/2035	145,641
50,000	5.150%, 2/1/2043	46,181
275,000	6.000%, 6/15/2048	287,557
	EnLink Midstream Partners, LP
45,000	4.150%, 6/1/2025	42,131
50,000	4.850%, 7/15/2026	48,073
	Enterprise Products Operating, LLC
132,000	5.100%, 2/15/2045	139,681
	EQT Corporation
118,000	8.125%, 6/1/2019	122,773
245,000	3.900%, 10/1/2027	231,419
	EQT Midstream Partners, LP
275,000	4.750%, 7/15/2023	276,126
	Exxon Mobil Corporation
80,000	4.114%, 3/1/2046	82,102
	Hess Corporation
260,000	3.500%, 7/15/2024	247,392
135,000	6.000%, 1/15/2040	141,453
	Kinder Morgan Energy Partners, LP
135,000	3.500%, 3/1/2021	135,107
215,000	6.500%, 9/1/2039	240,477
	Kinder Morgan, Inc.
225,000	6.500%, 9/15/2020	238,705
	Magellan Midstream Partners, LP
130,000	5.000%, 3/1/2026	137,352
	Marathon Oil Corporation
120,000	2.700%, 6/1/2020	118,401
300,000	6.600%, 10/1/2037	359,355
	Marathon Petroleum Corporation
70,000	3.400%, 12/15/2020	70,215
160,000	6.500%, 3/1/2041	188,088
	MPLX, LP
264,000	4.875%, 6/1/2025	274,323
125,000	4.125%, 3/1/2027	122,635
	Nabors Industries, Inc.
250,000	5.750%, 2/1/2025[h]	236,875
	Newfield Exploration Company
250,000	5.625%, 7/1/2024	262,500
	ONEOK Partners, LP
145,000	3.800%, 3/15/2020	145,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
159

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Energy (1.8%) - continued
	ONEOK, Inc.
$270,000	4.550%, 7/15/2028	$275,601
	Parsley Energy, LLC
125,000	5.625%, 10/15/2027[h]	124,062
	PBF Holding Company, LLC
225,000	7.250%, 6/15/2025	236,250
	Petrobras Global Finance BV
118,000	8.375%, 5/23/2021	129,741
	Petroleos Mexicanos
166,000	6.000%, 3/5/2020	171,224
66,500	2.378%, 4/15/2025	64,622
100,000	6.750%, 9/21/2047	92,250
	Phillips 66
185,000	3.900%, 3/15/2028	182,426
	Pioneer Natural Resources Company
90,000	4.450%, 1/15/2026	92,944
	Plains All American Pipeline, LP
205,000	5.000%, 2/1/2021	210,462
	Regency Energy Partners, LP
160,000	5.875%, 3/1/2022	169,078
310,000	5.000%, 10/1/2022	319,337
	Sabine Pass Liquefaction, LLC
125,000	6.250%, 3/15/2022	134,915
150,000	5.625%, 4/15/2023	160,039
175,000	5.750%, 5/15/2024	188,242
310,000	5.625%, 3/1/2025	330,487
	Schlumberger Holdings Corporation
270,000	4.000%, 12/21/2025[h]	270,349
	Shell International Finance BV
75,000	2.806%, (LIBOR 3M + 0.450%), 5/11/2020[b]	75,528
	Southwestern Energy Company
295,000	7.500%, 4/1/2026	306,062
	SRC Energy, Inc.
300,000	6.250%, 12/1/2025	301,500
	Suncor Energy, Inc.
155,000	3.600%, 12/1/2024	152,916
	Sunoco, LP
105,000	5.500%, 2/15/2026[h]	99,881
160,000	5.875%, 3/15/2028[h]	150,400
	Tallgrass Energy Partners, LP
445,000	5.500%, 1/15/2028[h]	446,112
	Tesoro Corporation
264,000	4.750%, 12/15/2023	273,243
	Tesoro Logistics, LP
275,000	5.250%, 1/15/2025	284,262
	Weatherford International, Ltd.
255,000	8.250%, 6/15/2023[j]	253,087
	Western Gas Partners, LP
176,000	4.000%, 7/1/2022	174,562
95,000	4.500%, 3/1/2028	92,829
	Williams Companies, Inc.
225,000	7.500%, 1/15/2031	271,125
	Williams Partners, LP
100,000	4.000%, 11/15/2021	100,898
70,000	3.600%, 3/15/2022	69,776
100,000	4.500%, 11/15/2023	102,093
155,000	3.750%, 6/15/2027	149,460
175,000	6.300%, 4/15/2040	200,965
	Woodside Finance, Ltd.
225,000	3.650%, 3/5/2025[h]	217,435
90,000	3.700%, 3/15/2028[h]	84,974

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Energy (1.8%) - continued
	WPX Energy, Inc.
$210,000	5.750%, 6/1/2026	$210,525

	Total	16,162,619

Financials (4.9%)
	ABN AMRO Bank NV
200,000	4.750%, 7/28/2025[h]	201,220
	ACE INA Holdings, Inc.
138,000	4.350%, 11/3/2045	141,513
	AerCap Ireland Capital, Ltd.
90,000	3.750%, 5/15/2019	90,502
80,000	4.625%, 10/30/2020	81,492
215,000	5.000%, 10/1/2021	221,232
14,000	4.625%, 7/1/2022	14,239
160,000	3.500%, 1/15/2025	151,274
	Air Lease Corporation
40,000	2.625%, 9/4/2018	39,999
220,000	3.375%, 1/15/2019	220,347
185,000	2.500%, 3/1/2021	179,901
	Aircastle, Ltd.
325,000	5.000%, 4/1/2023	331,337
	Ally Financial, Inc.
210,000	3.750%, 11/18/2019	210,000
200,000	4.125%, 3/30/2020	200,960
	American Express Company
148,000	2.200%, 10/30/2020	144,700
	American Express Credit Corporation
125,000	2.885%, (LIBOR 3M + 0.550%), 3/18/2019[b]	125,399
264,000	1.875%, 5/3/2019	262,632
380,000	2.200%, 3/3/2020	374,965
	American International Group, Inc.
65,000	3.300%, 3/1/2021	64,868
138,000	4.125%, 2/15/2024	139,167
255,000	3.750%, 7/10/2025	248,974
250,000	3.900%, 4/1/2026	244,555
	Anthem, Inc.
220,000	4.625%, 5/15/2042	216,499
	Ares Capital Corporation
395,000	3.875%, 1/15/2020	395,702
	ASP AMC Merger Sub, Inc.
275,000	8.000%, 5/15/2025[h]	225,500
	Avalonbay Communities, Inc.
200,000	3.500%, 11/15/2025	195,714
	Aviation Capital Group, LLC
255,000	2.875%, 1/20/2022[h]	246,843
	Banco Santander SA
200,000	6.375%, 5/19/2019[b,m]	200,508
400,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	401,796
	Bank of America Corporation
105,000	3.207%, (LIBOR 3M + 0.870%), 4/1/2019[b]	105,565
110,000	2.369%, 7/21/2021[b]	108,132
132,000	2.328%, 10/1/2021[b]	129,068
225,000	3.499%, 5/17/2022[b]	224,759
205,000	3.300%, 1/11/2023	202,292
175,000	2.881%, 4/24/2023[b]	170,113
184,000	4.000%, 4/1/2024	185,380
500,000	4.000%, 1/22/2025	493,904
225,000	3.093%, 10/1/2025[b]	214,565
138,000	3.500%, 4/19/2026	133,730
240,000	4.183%, 11/25/2027	234,879
180,000	3.824%, 1/20/2028[b]	175,334
212,000	5.875%, 2/7/2042	255,215

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
160

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (4.9%) - continued
	Bank of Montreal
$205,000	2.797%, (LIBOR 3M + 0.460%), 4/13/2021[b]	$205,842
	Bank of New York Mellon Corporation
230,000	2.500%, 4/15/2021	225,634
	Bank of Nova Scotia
390,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	390,990
185,000	2.700%, 3/7/2022	180,746
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
55,000	2.850%, 9/8/2021[h]	53,826
	Barclays Bank plc
46,000	10.179%, 6/12/2021[h]	52,948
	Barclays plc
150,000	2.750%, 11/8/2019	149,020
310,000	3.250%, 1/12/2021	305,731
236,000	3.650%, 3/16/2025	223,051
	BB&T Corporation
65,000	3.054%, (LIBOR 3M + 0.715%), 1/15/2020[b]	65,483
	BPCE SA
315,000	3.500%, 10/23/2027[h]	291,261
	Capital One Financial Corporation
115,000	2.450%, 4/24/2019	114,779
154,000	2.500%, 5/12/2020	152,037
500,000	3.450%, 4/30/2021	498,757
160,000	3.050%, 3/9/2022	156,507
	Capital One NA
250,000	2.350%, 1/31/2020	246,856
	CBOE Holdings, Inc.
100,000	1.950%, 6/28/2019	99,137
	Cigna Corporation
350,000	3.050%, 10/15/2027	319,119
	CIT Group, Inc.
375,000	5.000%, 8/15/2022	382,031
	Citigroup, Inc.
90,000	3.109%, (LIBOR 3M + 0.770%), 4/8/2019[b]	90,299
185,000	2.700%, 3/30/2021	181,357
200,000	2.750%, 4/25/2022	193,606
139,000	4.050%, 7/30/2022	139,923
140,000	3.142%, 1/24/2023[b]	137,157
370,000	4.400%, 6/10/2025	369,361
160,000	3.200%, 10/21/2026	149,836
240,000	3.668%, 7/24/2028[b]	228,658
120,000	4.125%, 7/25/2028	115,198
225,000	3.520%, 10/27/2028[b]	211,922
300,000	3.878%, 1/24/2039[b]	279,012
162,000	4.650%, 7/23/2048	164,648
	Citizens Bank NA
250,000	2.200%, 5/26/2020	244,932
	Comerica, Inc.
75,000	3.700%, 7/31/2023	75,098
	Commerzbank AG
200,000	8.125%, 9/19/2023[h]	228,978
	Commonwealth Bank of Australia
120,000	2.250%, 3/10/2020[h]	118,221
285,000	3.035%, (LIBOR 3M + 0.700%), 3/16/2023[b,h]	285,741
	Compass Bank
150,000	2.750%, 9/29/2019	149,139
250,000	3.500%, 6/11/2021	249,152
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
258,000	3.950%, 11/9/2022	257,731

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (4.9%) - continued
$528,000	4.625%, 12/1/2023	$536,422
	Credit Agricole SA
105,000	3.139%, (LIBOR 3M + 0.800%), 4/15/2019[b,h]	105,483
250,000	3.375%, 1/10/2022[h]	245,737
	Credit Suisse AG
92,000	5.400%, 1/14/2020	94,544
	Credit Suisse Group AG
250,000	2.997%, 12/14/2023[b,h]	239,515
250,000	3.869%, 1/12/2029[b,h]	238,803
	Credit Suisse Group Funding, Ltd.
276,000	2.750%, 3/26/2020	273,134
100,000	3.125%, 12/10/2020	99,125
184,000	3.750%, 3/26/2025	178,250
	DDR Corporation
185,000	4.625%, 7/15/2022	189,410
	Deutsche Bank AG
156,000	2.700%, 7/13/2020	152,433
275,000	3.375%, 5/12/2021	268,851
100,000	4.250%, 10/14/2021	99,124
300,000	4.875%, 12/1/2032[b]	265,161
	Digital Realty Trust LP
230,000	3.400%, 10/1/2020	229,709
	Discover Bank
135,000	8.700%, 11/18/2019	143,512
280,000	3.100%, 6/4/2020	278,713
	Duke Realty, LP
50,000	3.875%, 2/15/2021	50,401
96,000	4.375%, 6/15/2022	98,429
	ERP Operating, LP
54,000	3.375%, 6/1/2025	52,734
	European Investment Bank
160,000	1.875%, 3/15/2019	159,470
	Fifth Third Bancorp
112,000	2.875%, 7/27/2020	111,326
65,000	2.875%, 10/1/2021	63,988
135,000	2.600%, 6/15/2022	130,356
	Five Corners Funding Trust
445,000	4.419%, 11/15/2023[h]	457,732
	GE Capital International Funding Company
675,000	4.418%, 11/15/2035	656,732
	Goldman Sachs Group, Inc.
90,000	3.443%, (LIBOR 3M + 1.100%), 11/15/2018[b]	90,269
488,000	5.375%, 3/15/2020	504,635
95,000	3.507%, (LIBOR 3M + 1.160%), 4/23/2020[b]	96,250
300,000	5.375%, 5/10/2020[b,m]	306,000
524,000	5.250%, 7/27/2021	548,974
285,000	2.876%, 10/31/2022[b]	277,273
176,000	2.908%, 6/5/2023[b]	170,294
300,000	3.691%, 6/5/2028[b]	286,067
460,000	4.750%, 10/21/2045	470,392
	Hartford Financial Services Group, Inc.
334,000	5.125%, 4/15/2022	352,059
	HCP, Inc.
230,000	4.000%, 12/1/2022	230,462
100,000	3.400%, 2/1/2025	94,785
	HSBC Holdings plc
315,000	3.400%, 3/8/2021	314,635
200,000	6.875%, 6/1/2021[b,m]	210,500
125,000	2.650%, 1/5/2022	121,153
350,000	3.900%, 5/25/2026	343,688

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
161

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (4.9%) - continued
	HSBC USA, Inc.
$255,000	2.350%, 3/5/2020	$252,021
	Huntington National Bank
250,000	2.200%, 11/6/2018	249,888
	Icahn Enterprises, LP
115,000	6.750%, 2/1/2024	117,013
150,000	6.375%, 12/15/2025	150,750
	ING Groep NV
200,000	3.150%, 3/29/2022	196,200
	International Lease Finance Corporation
80,000	5.875%, 8/15/2022	85,129
	Intesa Sanpaolo SPA
162,000	3.125%, 7/14/2022[h]	150,986
	Iron Mountain, Inc.
150,000	4.875%, 9/15/2027[h]	137,438
	J.P. Morgan Chase & Company
75,000	2.250%, 1/23/2020	74,134
170,000	2.980%, (LIBOR 3M + 0.680%), 6/1/2021[b]	171,326
90,000	2.295%, 8/15/2021	87,271
230,000	4.500%, 1/24/2022	237,201
185,000	2.972%, 1/15/2023	180,153
134,000	3.200%, 1/25/2023	131,759
230,000	2.700%, 5/18/2023	220,369
105,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	107,237
200,000	3.625%, 5/13/2024	198,698
145,000	3.125%, 1/23/2025	138,950
425,000	3.900%, 7/15/2025	424,655
150,000	3.300%, 4/1/2026	144,112
260,000	3.882%, 7/24/2038[b]	244,879
	J.P. Morgan Chase Bank NA
300,000	3.086%, 4/26/2021[b]	299,735
	JPMorgan Chase & Company
275,000	4.203%, 7/23/2029[b]	275,481
	KeyCorp
220,000	2.900%, 9/15/2020	218,078
	Kimco Realty Corporation
320,000	3.300%, 2/1/2025	303,704
	Liberty Mutual Group, Inc.
80,000	4.950%, 5/1/2022[h]	83,243
	Liberty Property, LP
216,000	3.750%, 4/1/2025	210,522
	Lloyds Bank plc
200,000	2.853%, (LIBOR 3M + 0.490%), 5/7/2021[b]	200,785
	Lloyds Banking Group plc
225,000	2.907%, 11/7/2023[b]	215,061
	MetLife, Inc.
210,000	4.050%, 3/1/2045	198,637
	Mitsubishi UFJ Financial Group, Inc.
200,000	2.190%, 9/13/2021	191,555
280,000	3.455%, 3/2/2023	276,710
200,000	3.287%, 7/25/2027	189,455
	Morgan Stanley
80,000	5.550%, 7/15/2020[b,m]	82,000
315,000	2.500%, 4/21/2021	307,594
200,000	2.625%, 11/17/2021	194,602
110,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	111,765
198,000	2.750%, 5/19/2022	192,030
135,000	4.875%, 11/1/2022	139,964
185,000	3.125%, 1/23/2023	180,543
70,000	4.000%, 7/23/2025	69,990

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (4.9%) - continued
$275,000	4.350%, 9/8/2026	$273,433
240,000	3.591%, 7/22/2028[b]	227,878
225,000	3.772%, 1/24/2029[b]	216,353
	MPT Operating Partnership, LP
325,000	6.375%, 3/1/2024	341,250
	Nasdaq, Inc.
110,000	3.850%, 6/30/2026	106,568
	National City Corporation
279,000	6.875%, 5/15/2019	287,805
	New York Life Global Funding
128,000	2.300%, 6/10/2022[h]	122,798
	Park Aerospace Holdings, Ltd.
145,000	5.500%, 2/15/2024[h]	143,188
	Prudential Financial, Inc.
65,000	2.350%, 8/15/2019	64,712
	Quicken Loans, Inc.
410,000	5.750%, 5/1/2025[h]	408,565
	Realty Income Corporation
175,000	4.125%, 10/15/2026	173,771
	Regency Centers, LP
290,000	4.125%, 3/15/2028	285,814
	Regions Financial Corporation
125,000	2.250%, 9/14/2018	124,975
	Reinsurance Group of America, Inc.
239,000	5.000%, 6/1/2021	248,078
	Reliance Standard Life Global Funding II
85,000	2.500%, 4/24/2019[h]	84,677
	Royal Bank of Scotland Group plc
220,000	8.625%, 8/15/2021[b,m]	237,402
200,000	3.875%, 9/12/2023	195,952
	Santander UK Group Holdings plc
160,000	2.875%, 10/16/2020	157,909
	Simon Property Group, LP
70,000	2.500%, 9/1/2020	69,054
225,000	2.750%, 2/1/2023	217,352
160,000	4.250%, 11/30/2046	156,195
	Skandinaviska Enskilda Banken AB
130,000	2.375%, 3/25/2019[h]	129,554
	Societe Generale SA
132,000	4.750%, 11/24/2025[h]	132,214
	Standard Chartered plc
168,000	2.100%, 8/19/2019[h]	165,982
	State Street Corporation
104,000	3.226%, (LIBOR 3M + 0.900%), 8/18/2020[b]	105,530
	Sumitomo Mitsui Financial Group, Inc.
160,000	2.784%, 7/12/2022	154,816
135,000	3.102%, 1/17/2023	131,497
120,000	3.010%, 10/19/2026	111,821
	Sumitomo Mitsui Trust Bank, Ltd.
225,000	1.950%, 9/19/2019[h]	222,068
	SunTrust Banks, Inc.
175,000	2.250%, 1/31/2020	172,830
	Svenska Handelsbanken AB
150,000	2.825%, (LIBOR 3M + 0.490%), 6/17/2019[b]	150,536
	Synchrony Financial
303,000	3.000%, 8/15/2019	302,552
60,000	3.584%, (LIBOR 3M + 1.230%), 2/3/2020[b]	60,393
70,000	4.250%, 8/15/2024	67,739

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
162

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Financials (4.9%) - continued
	Toronto-Dominion Bank
$70,000	3.266%, (LIBOR 3M + 0.930%), 12/14/2020[b]	$71,024
	UBS Group Funding Jersey, Ltd.
200,000	3.000%, 4/15/2021[h]	197,513
138,000	4.125%, 9/24/2025[h]	138,058
	UBS Group Funding Switzerland AG
190,000	3.491%, 5/23/2023[h]	186,786
	UnitedHealth Group, Inc.
40,000	3.350%, 7/15/2022	40,107
225,000	2.950%, 10/15/2027	211,524
405,000	4.625%, 7/15/2035	433,375
	USB Realty Corporation
65,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,m]	58,026
	Vantiv, LLC
300,000	4.375%, 11/15/2025[h]	283,875
	Ventas Realty, LP
190,000	3.100%, 1/15/2023	183,972
235,000	4.000%, 3/1/2028	227,132
	Voya Financial, Inc.
310,000	3.125%, 7/15/2024	293,113
	Wells Fargo & Company
95,000	3.019%, (LIBOR 3M + 0.680%), 1/30/2020[b]	95,675
180,000	2.550%, 12/7/2020	177,029
190,000	2.625%, 7/22/2022	183,411
185,000	3.069%, 1/24/2023	180,408
160,000	3.450%, 2/13/2023	156,779
205,000	3.000%, 2/19/2025	194,570
175,000	3.000%, 4/22/2026	163,430
163,000	3.000%, 10/23/2026	151,418
307,000	4.900%, 11/17/2045	314,944
	Welltower, Inc.
282,000	4.000%, 6/1/2025	277,603

	Total	43,937,684

Foreign Government (<0.1%)
	Argentina Government International Bond
150,000	7.500%, 4/22/2026	142,276
	Export-Import Bank of Korea
90,000	2.250%, 1/21/2020	88,717
	Kommunalbanken AS
150,000	1.500%, 10/22/2019[h]	147,749

	Total	378,742

Mortgage-Backed Securities (11.6%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
11,770,000	4.000%, 8/1/2048[e]	11,948,819
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
700,000	3.900%, 4/25/2028, Ser. K076, Class A2	720,724
483,403	3.000%, 3/15/2045, Ser. 4741, Class GA	474,538
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
6,220,000	3.500%, 8/1/2033[e]	6,274,546

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Mortgage-Backed Securities (11.6%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$486,205	4.290%, (LIBOR 12M + 1.550%), 7/1/2043[b]	$501,155
28,600,000	3.500%, 8/1/2048[e]	28,344,697
25,030,000	4.000%, 8/1/2048[e]	25,427,937
22,225,000	4.500%, 8/1/2048[e]	23,055,471
7,000,000	5.000%, 9/1/2048[e]	7,382,539
	U.S. Residential Opportunity Fund Trust
86,723	3.352%, 11/27/2037, Ser. 2017-1III, Class Ah	86,025

	Total	104,216,451

Technology (1.1%)
	Amphenol Corporation
66,000	2.550%, 1/30/2019	65,935
	Apple, Inc.
75,000	2.655%, (LIBOR 3M + 0.300%), 5/6/2020[b]	75,337
110,000	3.000%, 2/9/2024	108,241
170,000	3.200%, 5/11/2027	165,131
200,000	3.000%, 6/20/2027	191,314
365,000	3.000%, 11/13/2027	348,125
215,000	4.500%, 2/23/2036	233,992
138,000	4.650%, 2/23/2046	150,675
220,000	4.250%, 2/9/2047	226,067
315,000	3.750%, 9/12/2047	300,142
	Applied Materials, Inc.
88,000	3.300%, 4/1/2027	85,762
	Avnet, Inc.
120,000	3.750%, 12/1/2021	119,178
	Baidu, Inc.
180,000	3.000%, 6/30/2020	177,643
	Broadcom Corporation
164,000	3.875%, 1/15/2027	153,617
405,000	3.500%, 1/15/2028	366,312
	CDK Global, Inc.
150,000	4.875%, 6/1/2027	146,812
	Cisco Systems, Inc.
100,000	2.800%, (LIBOR 3M + 0.500%), 3/1/2019[b]	100,355
	CommScope Technologies Finance, LLC
270,000	6.000%, 6/15/2025[h]	278,100
	Diamond 1 Finance Corporation
115,000	3.480%, 6/1/2019[h]	115,376
325,000	4.420%, 6/15/2021[h]	329,963
220,000	5.450%, 6/15/2023[h]	230,963
295,000	6.020%, 6/15/2026[h]	311,490
	Equinix, Inc.
210,000	5.750%, 1/1/2025	216,562
	Fidelity National Information Services, Inc.
91,000	3.625%, 10/15/2020	91,493
	Harland Clarke Holdings Corporation
280,000	8.375%, 8/15/2022[h]	267,736
	Hewlett Packard Enterprise Company
46,000	2.850%, 10/5/2018	46,019
110,000	2.100%, 10/4/2019[h]	108,676
115,000	4.400%, 10/15/2022	117,717
	Intel Corporation
40,000	3.100%, 7/29/2022	39,896
140,000	3.700%, 7/29/2025	141,467

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
163

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Technology (1.1%) - continued
$207,000	4.100%, 5/19/2046	$209,043
	Iron Mountain, Inc.
125,000	6.000%, 8/15/2023	127,812
	Marvell Technology Group, Ltd.
165,000	4.200%, 6/22/2023	164,700
220,000	4.875%, 6/22/2028	222,483
	Microsoft Corporation
280,000	4.750%, 11/3/2055	319,445
280,000	4.200%, 11/3/2035	295,597
625,000	3.700%, 8/8/2046	608,638
215,000	4.250%, 2/6/2047	229,325
	NetApp, Inc.
145,000	2.000%, 9/27/2019	143,208
	NXP BV
160,000	3.875%, 9/1/2022[h]	157,600
	Oracle Corporation
65,000	2.500%, 5/15/2022	63,390
184,000	2.400%, 9/15/2023	175,714
490,000	2.950%, 5/15/2025	473,862
225,000	3.850%, 7/15/2036	219,627
	QUALCOMM, Inc.
138,000	3.000%, 5/20/2022	135,550
	Seagate HDD Cayman
150,000	4.750%, 1/1/2025	145,563
	Sensata Technologies UK Financing Company plc
240,000	6.250%, 2/15/2026[h]	251,700
	Texas Instruments, Inc.
270,000	4.150%, 5/15/2048	277,469
	Tyco Electronics Group SA
40,000	3.450%, 8/1/2024	39,183
80,000	3.125%, 8/15/2027	74,795
	VMware, Inc.
55,000	2.950%, 8/21/2022	53,020
	Western Digital Corporation
295,000	4.750%, 2/15/2026	290,022

	Total	9,987,842

Transportation (0.3%)
	Air Canada Pass Through Trust
53,061	3.875%, 3/15/2023[h]	52,053
	American Airlines Pass Through Trust
221,872	3.375%, 5/1/2027	214,037
	Avis Budget Car Rental, LLC
190,000	6.375%, 4/1/2024[h,j]	188,100
	Burlington Northern Santa Fe, LLC
130,000	5.750%, 5/1/2040	155,219
400,000	5.050%, 3/1/2041	449,942
130,000	4.450%, 3/15/2043	135,549
200,000	3.900%, 8/1/2046	193,542
	CSX Corporation
98,000	3.700%, 11/1/2023	98,678
	Delta Air Lines, Inc.
95,000	2.875%, 3/13/2020	94,207
34,473	4.950%, 11/23/2020	34,793
	ERAC USA Finance, LLC
66,000	2.800%, 11/1/2018[h]	66,010
	J.B. Hunt Transport Services, Inc.
60,000	3.300%, 8/15/2022	59,527
	United Continental Holdings, Inc.
300,000	4.250%, 10/1/2022	293,250
	XPO Logistics, Inc.
225,000	6.500%, 6/15/2022[h]	231,188

	Total	2,266,095

Principal Amount	Long-Term Fixed Income (41.9%)	Value
U.S. Government and Agencies (9.7%)
	U.S. Treasury Bonds
$150,000	2.250%, 11/15/2027	$141,387
6,000,000	2.875%, 5/15/2028	5,957,109
550,000	4.375%, 5/15/2040	665,650
2,000,000	3.000%, 5/15/2042	1,977,031
4,999,000	2.500%, 5/15/2046	4,456,335
1,005,000	3.000%, 5/15/2047	989,179
99,000	2.750%, 11/15/2047	92,681
	U.S. Treasury Bonds, TIPS
3,814,370	0.125%, 1/15/2023	3,699,089
3,905,175	0.375%, 1/15/2027	3,752,334
5,964,430	0.375%, 7/15/2027	5,735,185
	U.S. Treasury Notes
1,900,000	1.000%, 10/15/2019	1,865,563
5,470,000	1.500%, 10/31/2019	5,399,488
4,450,000	1.750%, 11/30/2019	4,402,719
1,170,000	2.250%, 3/31/2020	1,162,459
5,500,000	1.375%, 9/30/2020	5,347,676
55,000	1.875%, 12/15/2020	53,930
1,000,000	1.375%, 5/31/2021	962,187
9,370,000	1.125%, 8/31/2021	8,913,578
6,250,000	1.875%, 7/31/2022	6,028,320
22,810,000	2.000%, 11/30/2022	22,044,618
1,700,000	2.500%, 3/31/2023	1,674,766
1,425,000	2.125%, 7/31/2024	1,364,716

	Total	86,686,000

Utilities (1.1%)
	American Electric Power Company, Inc.
216,000	2.950%, 12/15/2022	210,152
	Appalachian Power Company
85,000	3.300%, 6/1/2027	81,515
	Arizona Public Service Company
80,000	2.200%, 1/15/2020	79,038
	Atmos Energy Corporation
85,000	3.000%, 6/15/2027	80,291
	Berkshire Hathaway Energy Company
55,000	2.400%, 2/1/2020	54,505
140,000	4.500%, 2/1/2045	142,380
	Calpine Corporation
150,000	5.375%, 1/15/2023	143,063
	CMS Energy Corporation
120,000	2.950%, 2/15/2027	109,848
120,000	3.450%, 8/15/2027	114,468
	Commonwealth Edison Company
205,000	3.700%, 3/1/2045	190,862
65,000	4.350%, 11/15/2045	67,040
	Consolidated Edison, Inc.
92,000	2.000%, 5/15/2021	88,868
69,000	4.500%, 12/1/2045	70,967
	Dominion Energy, Inc.
180,000	2.962%, 7/1/2019	180,069
176,000	2.579%, 7/1/2020	173,448
	Dominion Gas Holdings, LLC
255,000	2.500%, 12/15/2019	252,785
	DTE Electric Company
115,000	3.700%, 3/15/2045	107,433
145,000	3.700%, 6/1/2046	135,885
190,000	4.050%, 5/15/2048	189,264
	DTE Energy Company
30,000	2.400%, 12/1/2019	29,678
	Duke Energy Carolinas, LLC
315,000	3.700%, 12/1/2047	292,094

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
164

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Utilities (1.1%) - continued
	Duke Energy Corporation
$160,000	3.750%, 9/1/2046	$144,296
	Duke Energy Florida, LLC
120,000	3.200%, 1/15/2027	116,022
	Duke Energy Indiana, LLC
185,000	3.750%, 5/15/2046	172,886
	Dynegy, Inc.
235,000	7.375%, 11/1/2022	244,988
	Edison International
180,000	2.950%, 3/15/2023	173,190
	Emera U.S. Finance, LP
125,000	2.150%, 6/15/2019	124,075
	Energy Transfer Partners, LP
280,000	5.200%, 2/1/2022	291,528
	Eversource Energy
200,000	2.500%, 3/15/2021	195,842
	Exelon Corporation
100,000	5.100%, 6/15/2045	105,894
138,000	4.450%, 4/15/2046	136,223
	Exelon Generation Company, LLC
189,000	5.200%, 10/1/2019	193,362
165,000	2.950%, 1/15/2020	164,190
	FirstEnergy Corporation
50,000	2.850%, 7/15/2022	48,470
320,000	4.850%, 7/15/2047	328,930
	ITC Holdings Corporation
66,000	4.050%, 7/1/2023	66,052
80,000	5.300%, 7/1/2043	88,999
	MidAmerican Energy Holdings Company
276,000	6.500%, 9/15/2037	347,466
	Mississippi Power Company
165,000	2.987%, (LIBOR 3M + 0.650%), 3/27/2020[b]	165,031
165,000	3.950%, 3/30/2028	163,752
	Monongahela Power Company
150,000	5.400%, 12/15/2043[h]	177,604
	National Rural Utilities Cooperative Finance Corporation
175,000	2.300%, 11/1/2020	171,501
	NextEra Energy Capital Holdings, Inc.
115,000	2.300%, 4/1/2019	114,624
	NextEra Energy Partners, LP
295,000	4.250%, 9/15/2024[h]	284,675
	NiSource Finance Corporation
88,000	3.490%, 5/15/2027	84,494
255,000	5.650%, 2/1/2045	292,203
	Oncor Electric Delivery Company, LLC
352,000	3.750%, 4/1/2045	336,612
	Pacific Gas and Electric Company
215,000	3.300%, 3/15/2027	197,524
	PPL Capital Funding, Inc.
78,000	3.500%, 12/1/2022	77,374
88,000	3.400%, 6/1/2023	85,909
225,000	5.000%, 3/15/2044	234,885
	PPL Electric Utilities Corporation
132,000	3.950%, 6/1/2047	129,103
	Public Service Electric & Gas Company
220,000	3.000%, 5/15/2027	208,731
	San Diego Gas and Electric Company
270,000	4.150%, 5/15/2048	265,463
	Sempra Energy
75,000	2.400%, 3/15/2020	73,792

Principal Amount	Long-Term Fixed Income (41.9%)	Value
Utilities (1.1%) - continued
	Southern California Edison Company
$175,000	4.000%, 4/1/2047	$167,647
175,000	4.125%, 3/1/2048	169,888
	Southern Company
170,000	2.950%, 7/1/2023	164,784
215,000	3.250%, 7/1/2026	204,036
185,000	4.400%, 7/1/2046	184,988
	Southern Company Gas Capital Corporation
220,000	4.400%, 5/30/2047	214,081
	Southwestern Electric Power Company
65,000	3.900%, 4/1/2045	59,645

	Total	9,964,412

	Total Long-Term Fixed Income (cost $380,282,881)	375,512,004

Shares	Registered Investment Companies (38.8%)	Value
Affiliated Equity Holdings (20.9%)
901,262	Thrivent Core International Equity Fund	9,219,912
1,506,620	Thrivent Core Low Volatility Equity Fund[n]	15,924,978
2,500,175	Thrivent Large Cap Growth Fund, Class S	32,402,269
47,463	Thrivent Large Cap Stock Fund, Class S	1,368,844
2,752,709	Thrivent Large Cap Value Fund, Class S	65,569,536
606,458	Thrivent Mid Cap Stock Fund, Class S	18,011,803
3,627,422	Thrivent Partner Worldwide Allocation Fund, Class S	39,720,276
171,214	Thrivent Small Cap Stock Fund, Class S	4,740,914

	Total	186,958,532

Affiliated Fixed Income Holdings (16.8%)
2,380,527	Thrivent Core Emerging Markets Debt Fund	22,115,099
4,685,137	Thrivent High Yield Fund, Class S	22,207,552
7,555,646	Thrivent Income Fund, Class S	67,094,139
3,091,127	Thrivent Limited Maturity Bond Fund, Class S	38,144,506

	Total	149,561,296

Equity Funds/Exchange Traded Funds (0.6%)
1,520	iShares Russell 2000 Growth Index Fund	315,476
615	iShares Russell 2000 Index Fund	102,010
2,986	ProShares Ultra S&P 500[j]	355,871
12,923	SPDR S&P 500 ETF Trust	3,635,628
2,428	SPDR S&P Biotech ETF[j]	231,364
1,150	SPDR S&P Health Care Equipment ETF	92,863
1,810	SPDR S&P Retail ETF	89,830
1,510	Vanguard REIT ETF	123,729

	Total	4,946,771

Fixed Income Funds/Exchange Traded Funds (0.5%)
75,000	Invesco Senior Loan ETF	1,726,500
16,000	iShares Barclays 1-3 Year Credit Bond Fund	1,659,360

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
165

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Registered Investment Companies (38.8%)	Value
Fixed Income Funds/Exchange Traded Funds (0.5%) - continued
10,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	$1,215,480

	Total	4,601,340

	Total Registered Investment Companies (cost $273,124,124)	346,067,939

Shares	Common Stock (13.5%)	Value
Consumer Discretionary (1.4%)
1,041	Amazon.com, Inc.[n]	1,850,315
3,325	American Axle & Manufacturing Holdings, Inc.[n]	55,594
1,636	Aptiv plc	160,443
462	Aramark	18,577
710	Ascent Capital Group, Inc.[n]	2,045
169	Booking Holdings, Inc.[n]	342,854
3,750	BorgWarner, Inc.	172,575
3,634	Bright Horizons Family Solutions, Inc.[n]	388,802
1,959	Burlington Stores, Inc.[n]	299,355
3,577	Carnival Corporation	211,901
1,866	CBS Corporation	98,282
682	Cedar Fair, LP	38,969
811	Century Casinos, Inc.[n]	6,610
8,497	Chico’s FAS, Inc.	73,924
2,420	Children’s Place, Inc.	297,418
340	Chipotle Mexican Grill, Inc.[n]	147,444
9,380	Comcast Corporation	335,616
6,071	Core-Mark Holding Company, Inc.	146,797
1,350	Criteo SA ADR[n]	43,375
8,070	Crocs, Inc.[n]	146,148
1,725	CSS Industries, Inc.	27,514
1,578	Culp, Inc.	39,134
2,428	DISH Network Corporation[n]	76,628
4,530	Dollar Tree, Inc.[n]	413,498
3,113	Duluth Holdings, Inc.[j,n]	71,661
741	Emerald Expositions Events, Inc.	14,301
1,382	Expedia Group, Inc.	184,967
11,120	Extended Stay America, Inc.	236,745
1,007	Five Below, Inc.[n]	97,840
2,371	G-III Apparel Group, Ltd.[n]	108,355
1,953	Habit Restaurants, Inc.[n]	24,803
5,089	Harley-Davidson, Inc.	218,267
572	Haverty Furniture Companies, Inc.	11,326
400	Hemisphere Media Group, Inc.[n]	4,800
3,364	Home Depot, Inc.	664,457
2,339	International Speedway Corporation	101,279
2,885	Las Vegas Sands Corporation	207,431
800	La-Z-Boy, Inc.	24,400
2,275	Liberty Media Corporation - Liberty SiriusXM[n]	107,448
950	Liberty SiriusXM Group[n]	44,783
8,281	Lowe’s Companies, Inc.	822,635
425	Lululemon Athletica, Inc.[n]	50,979
13	Marcus Corporation	501
313	McDonald’s Corporation	49,310
4,360	Michaels Companies, Inc.[n]	88,988
3,535	Modine Manufacturing Company[n]	61,686
1,215	Netflix, Inc.[n]	410,002
7,270	Newell Brands, Inc.	190,401
3,219	News Corporation, Class A	48,510
1,361	News Corporation, Class B	20,823
2,933	NIKE, Inc.	225,577

Shares	Common Stock (13.5%)	Value
Consumer Discretionary (1.4%) - continued
5,280	Norwegian Cruise Line Holdings, Ltd.[n]	$264,158
6,531	Nutrisystem, Inc.	261,240
320	O’Reilly Automotive, Inc.[n]	97,920
1,548	Oxford Industries, Inc.	142,602
1,580	Papa John’s International, Inc.[j]	66,297
1,290	Planet Fitness, Inc.[n]	61,301
408	Playa Hotels and Resorts NVn	4,239
1,630	Polaris Industries, Inc.	171,835
550	PVH Corporation	84,436
450	RHj,n	61,137
2,760	Ross Stores, Inc.	241,307
5,231	Six Flags Entertainment Corporation[j]	339,753
510	Stamps.com, Inc.[n]	133,110
1,020	Tapestry, Inc.	48,062
5,910	Toll Brothers, Inc.	208,387
5,296	Tower International, Inc.	171,061
750	Ulta Beauty, Inc.[n]	183,293
328	Vail Resorts, Inc.	90,813
730	VF Corporation	67,211
375	Whirlpool Corporation	49,163
1,509	Wingstop, Inc.	74,469
2,260	Zumiez, Inc.[n]	51,189

	Total	12,359,076

Consumer Staples (0.3%)
2,647	Altria Group, Inc.	155,326
12,827	Archer-Daniels-Midland Company	619,031
11,640	Cott Corporation	186,124
1,622	e.l.f. Beauty, Inc.[j,n]	23,422
10,570	Hain Celestial Group, Inc.[n]	300,611
1,087	Inter Parfums, Inc.	65,437
1,960	John B. Sanfilippo & Son, Inc.[n]	150,665
880	Kimberly-Clark Corporation	100,197
3,089	MGP Ingredients, Inc.	253,514
4,670	Monster Beverage Corporation[n]	280,293
6,120	PepsiCo, Inc.	703,800
442	Seneca Foods Corporation[n]	11,912
1,336	SpartanNash Company	32,011
2,257	Wal-Mart Stores, Inc.	201,392

	Total	3,083,735

Energy (0.7%)
9,001	Abraxas Petroleum Corporation[n]	23,403
4,508	Anadarko Petroleum Corporation	329,760
445	Andeavor	66,777
20,212	Archrock, Inc.	275,894
14,136	Callon Petroleum Company[n]	152,103
3,950	Chevron Corporation	498,766
1,440	Concho Resources, Inc.[n]	210,024
931	Contura Energy, Inc.[n]	64,006
13,102	Denbury Resources, Inc.[n]	59,090
4,610	Devon Energy Corporation	207,496
1,813	EQT Corporation	90,070
1,420	Era Group, Inc.[n]	20,065
14,460	Euronav NVj	122,187
2,093	Exterran Corporationn	58,018
8,178	Exxon Mobil Corporation	666,589
8,653	Forum Energy Technologies, Inc.[n]	113,787
30,356	Gran Tierra Energy, Inc.[n]	101,085
7,650	Halliburton Company	324,513
5,085	Helix Energy Solutions Group, Inc.[n]	50,901
1,440	HollyFrontier Corporation	107,395
402	Keane Group, Inc.[n]	5,672
20,840	Marathon Oil Corporation	440,141
6,734	Newpark Resources, Inc.[n]	74,411

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
166

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (13.5%)	Value
Energy (0.7%) - continued
3,976	Nine Energy Service, Inc.[n]	$116,139
5,403	Northern Oil and Gas, Inc.[n]	20,099
1,283	Oil States International, Inc.[n]	44,777
2,710	ONEOK, Inc.	190,892
4,316	Parsley Energy, Inc.[n]	135,652
13,447	Patterson-UTI Energy, Inc.	231,288
600	Phillips 66	74,004
1,447	Pioneer Energy Services Corporation[n]	4,775
1,511	Pioneer Natural Resources Company	285,987
5,588	Ring Energy, Inc.[n]	69,068
1,140	Rowan Companies plc[n]	16,507
2,340	RPC, Inc.[j]	34,632
4,355	SM Energy Company	119,806
975	Tallgrass Energy, LP	22,747
71	Targa Resources Corporation	3,626
12,772	TechnipFMC plc	415,729
4,183	Teekay Tankers, Ltd.	3,967
17,505	Transocean, Ltd.[n]	225,289
5,176	Unit Corporation[n]	128,882
1,116	W&T Offshore, Inc.[n]	7,745
44,140	Weatherford International plc[n]	149,635
1,949	Whiting Petroleum Corporation[n]	96,768
9,219	WPX Energy, Inc.[n]	173,041

	Total	6,633,208

Financials (2.8%)
1,050	Affiliated Managers Group, Inc.	168,010
7,284	Aflac, Inc.	338,997
4,780	Allstate Corporation	454,674
2,800	Ally Financial, Inc.	74,928
1,622	American Express Company	161,421
5,950	American Financial Group, Inc.	670,505
1,870	American International Group, Inc.	103,243
775	Ameris Bancorp	36,115
1,581	Arch Capital Group, Ltd.[n]	48,315
2,026	Argo Group International Holdings, Ltd.	126,726
7,590	Assured Guaranty, Ltd.	295,403
4,150	BancorpSouth Bank	136,535
36,097	Bank of America Corporation	1,114,675
251	Bank of Marin Bancorp	22,301
5,232	Bank of New York Mellon Corporation	279,755
998	Bank OZK	40,818
1,575	BankFinancial Corporation	26,365
7,756	Beneficial Bancorp, Inc.	126,035
2,281	Berkshire Hathaway, Inc.[n]	451,341
4,620	Blackstone Group, LP	161,330
499	Blue Hills Bancorp, Inc.	10,928
9,624	Boston Private Financial Holdings, Inc.	138,586
21,330	BrightSphere Investment Group	303,953
158	Brookline Bancorp, Inc.	2,876
19,706	Brown & Brown, Inc.	576,598
4,820	Capital One Financial Corporation	454,622
5,374	Cathay General Bancorp	223,505
6,368	Central Pacific Financial Corporation	175,502
832	Cherry Hill Mortgage Investment Corporation	15,325
1,130	Chubb, Ltd.	157,884
22,512	Citigroup, Inc.	1,618,388
1,244	Citizens Financial Group, Inc.	49,486
10,445	CNO Financial Group, Inc.	212,556
4,984	CoBiz Financial, Inc.	109,150
2,150	Comerica, Inc.	208,421
3,155	Community Trust Bancorp, Inc.	154,043
3,451	Discover Financial Services	246,436

Shares	Common Stock (13.5%)	Value
Financials (2.8%) - continued
12,778	Dynex Capital, Inc.	$84,974
8,483	E*TRADE Financial Corporation[n]	507,368
6,240	East West Bancorp, Inc.	403,978
1,386	Ellington Residential Mortgage REIT	15,523
3,151	Employers Holdings, Inc.	146,364
6,062	Enterprise Financial Services Corporation	340,987
1,446	Essent Group, Ltd.[n]	55,526
614	FBL Financial Group, Inc.	50,164
10,183	Fifth Third Bancorp	301,315
1,557	Financial Institutions, Inc.	49,357
2,963	First Busey Corporation	93,986
3,330	First Commonwealth Financial Corporation	56,177
4,387	First Defiance Financial Corporation	141,086
903	First Financial Corporation	46,414
15,553	First Hawaiian, Inc.	439,528
4,920	First Interstate BancSystem, Inc.	212,298
282	First Merchants Corporation	13,310
164	First Mid-Illinois Bancshares, Inc.	6,611
1,070	First Midwest Bancorp, Inc.	28,537
459	First of Long Island Corporation	10,006
825	First Republic Bank	81,559
2,689	Goldman Sachs Group, Inc.	638,449
3,357	Great Southern Bancorp, Inc.	198,231
4,007	Hamilton Lane, Inc.	196,223
2,632	Hancock Whitney Corporation	132,258
582	Hanmi Financial Corporation	14,579
730	Hanover Insurance Group, Inc.	91,557
5,830	Hartford Financial Services Group, Inc.	307,241
871	Heartland Financial USA, Inc.	51,171
10,050	Heritage Commerce Corporation	153,061
2,531	Hometrust Bancshares, Inc.[n]	73,652
2,752	Horace Mann Educators Corporation	120,262
3,052	Horizon Bancorp, Inc.	64,123
2,074	Houlihan Lokey, Inc.	101,958
18,634	Huntington Bancshares, Inc.	287,709
1,896	IBERIABANK Corporation	157,558
2,320	Independent Bank Corporation	56,840
433	Interactive Brokers Group, Inc.	25,919
4,870	Intercontinental Exchange, Inc.	359,942
3,454	Invesco, Ltd.	93,223
9,248	Investment Technology Group, Inc.	204,843
2,970	J.P. Morgan Chase & Company	341,401
9,210	Jefferies Financial Group, Inc.	223,343
1,969	Kemper Corporation	157,126
51,246	KeyCorp	1,069,504
8,099	Ladder Capital Corporation	129,503
1,403	Lakeland Bancorp, Inc.	27,218
8,412	Loews Corporation	427,161
90	Markel Corporation[n]	105,300
329	MarketAxess Holdings, Inc.	63,750
382	Mercantile Bank Corporation	13,569
13,147	Meridian Bancorp, Inc.	240,590
2,980	MetLife, Inc.	136,305
4,453	MidWestOne Financial Group, Inc.	143,208
5,821	Morgan Stanley	294,310
34	Nasdaq, Inc.	3,108
860	National Bank Holdings Corporation	34,039
11	National Western Life Group, Inc.	3,564
2,155	Navigators Group, Inc.	130,054
179	NBT Bancorp, Inc.	7,203
1,400	Old Second Bancorp, Inc.	21,700
934	PacWest Bancorp	46,905
5,950	PCSB Financial Corporation	117,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
167

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (13.5%)	Value
Financials (2.8%) - continued
837	Peapack-Gladstone Financial Corporation	$27,521
390	Peoples Bancorp, Inc.	14,126
340	PowerShares QQQ	59,993
1,390	Primerica, Inc.	159,572
11,063	Provident Financial Services, Inc.	282,549
950	Prudential Financial, Inc.	95,865
1,753	QCR Holdings, Inc.	76,168
2,950	Radian Group, Inc.	56,493
313	Raymond James Financial, Inc.	28,668
2,888	Regions Financial Corporation	53,746
4,872	Sandy Spring Bancorp, Inc.	190,544
6,714	Santander Consumer USA Holdings Inc.	129,177
6,152	Seacoast Banking Corporation of Florida[n]	180,315
6,984	SLM Corporation[n]	78,849
1,873	State Auto Financial Corporation	60,573
1,950	State Street Corporation	172,205
6,656	Sterling Bancorp	147,763
2,373	Stifel Financial Corporation	130,823
1,195	SVB Financial Group[n]	367,917
4,908	Synchrony Financial	142,038
10,268	Synovus Financial Corporation	507,445
3,950	TD Ameritrade Holding Corporation	225,743
600	Territorial Bancorp, Inc.	18,300
1,747	TriCo Bancshares	67,819
288	TriState Capital Holdings, Inc.[n]	8,467
13,059	TrustCo Bank Corporation	118,837
2,900	U.S. Bancorp	153,729
105	UMB Financial Corporation	7,548
2,600	United Community Banks, Inc.	78,078
5,018	United Financial Bancorp, Inc.	87,865
302	United Fire Group, Inc.	18,208
2,107	Unum Group	83,711
1,106	Washington Trust Bancorp, Inc.	64,646
4,272	Wells Fargo & Company	244,743
4,105	Western Alliance Bancorp[n]	232,836
1,553	Wintrust Financial Corporation	136,245
4,164	WSFS Financial Corporation	236,099
9,380	Zions Bancorporation	484,946

	Total	24,875,745

Health Care (1.6%)
82	ABIOMED, Inc.[n]	29,071
785	Aerie Pharmaceuticals, Inc.[n]	53,027
900	Aetna, Inc.	169,551
3,138	Amgen, Inc.	616,774
1,103	Ardelyx, Inc.[n]	4,467
443	Arena Pharmaceuticals, Inc.[n]	17,095
3,989	Asterias Biotherapeutics, Inc.[n]	6,981
70	Atrion Corporation	48,160
1,228	Biogen, Inc.[n]	410,606
2,580	BioMarin Pharmaceutical, Inc.[n]	259,445
394	Bruker Corporation	12,766
1,011	Cardinal Health, Inc.	50,499
1,122	Cardiovascular Systems, Inc.[n]	42,557
4,417	Catalent, Inc.[n]	184,189
1,524	Celgene Corporation[n]	137,297
710	Charles River Laboratories International, Inc.[n]	88,253
809	Concert Pharmaceuticals, Inc.[n]	12,936
3,900	CVS Health Corporation	252,954
5,505	Danaher Corporation	564,703
2,280	Dexcom, Inc.[n]	216,896
1,387	Edwards Lifesciences Corporation[n]	197,578

Shares	Common Stock (13.5%)	Value
Health Care (1.6%) - continued
1,079	Eli Lilly and Company	$106,616
1,667	Epizyme, Inc.[n]	21,504
1,584	Evolent Health, Inc.[n]	31,997
892	Exelixis, Inc.[n]	18,464
2,192	Express Scripts Holding Company[n]	174,176
286	FibroGen, Inc.[n]	18,047
4,283	GenMark Diagnostics, Inc.[n]	28,610
142	Genomic Health, Inc.[n]	7,623
3,100	GlaxoSmithKline plc ADR	128,929
2,548	Halozyme Therapeutics, Inc.[n]	46,119
519	Heska Corporation[n]	52,030
2,583	Hill-Rom Holdings, Inc.	243,319
440	Illumina, Inc.[n]	142,718
556	Immunomedics, Inc.[n]	13,305
517	Inogen, Inc.[n]	103,012
2,154	Intersect ENT, Inc.[n]	69,682
355	Intra-Cellular Therapies, Inc.[n]	7,125
249	Intuitive Surgical, Inc.[n]	126,539
1,280	Jazz Pharmaceuticals, Inc.[n]	221,542
7,776	Johnson & Johnson	1,030,476
2,631	LHC Group, Inc.[n]	226,477
1,410	Magellan Health Services, Inc.[n]	102,578
330	Medpace Holdings, Inc.[n]	20,252
9,617	Medtronic plc	867,742
6,520	Merck & Company, Inc.	429,472
933	Merit Medical Systems, Inc.[n]	50,662
2,829	MiMedx Group, Inc.j,[n]	12,023
4,150	Mylan NVn	154,837
5,460	Myriad Genetics, Inc.[n]	238,875
1,199	National Healthcare Corporation	86,424
1,531	Neurocrine Biosciences, Inc.[n]	153,850
900	Neuronetics, Inc.[n]	22,455
1,298	Nevro Corporation[n]	73,025
885	Novocure, Ltd.[n]	30,090
3,231	NuVasive, Inc.[n]	187,560
3,380	Omnicell, Inc.[n]	201,110
5,418	Optinose, Inc.[j,n]	110,256
1,590	PerkinElmer, Inc.	125,896
1,760	Perrigo Company plc	141,715
24,739	Pfizer, Inc.	987,828
1,321	Prothena Corporation plc[n]	19,630
144	Sage Therapeutics, Inc.[n]	20,782
3,433	Tactile Systems Technology, Inc.[n]	165,024
1,632	Teleflex, Inc.	445,063
3,238	Thermo Fisher Scientific, Inc.	759,408
5,195	UnitedHealth Group, Inc.	1,315,478
2,170	Universal Health Services, Inc.	264,957
1,275	Valeant Pharmaceuticals International, Inc.[n]	27,719
1,524	Veeva Systems, Inc.[n]	115,260
1,978	Vertex Pharmaceuticals, Inc.[n]	346,249
690	West Pharmaceutical Services, Inc.	75,659
7,630	Wright Medical Group NVn	194,031
5,124	Zoetis, Inc.	443,124

	Total	14,383,149

Industrials (2.1%)
3,239	Acco Brands Corporation	41,459
375	Acuity Brands, Inc.	52,136
3,014	Advanced Disposal Services, Inc.[n]	74,144
2,324	AECOM[n]	77,993
1,744	Aegion Corporation[n]	43,216
1,505	Aerojet Rocketdyne Holdings, Inc.[n]	50,719
2,220	AGCO Corporation	139,904
6,783	AMETEK, Inc.	527,717
883	ASGN, Inc.[n]	79,735

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
168

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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (13.5%)	Value
Industrials (2.1%) - continued
640	Boeing Company	$228,032
825	Brink’s Company	65,876
920	BWX Technologies, Inc.	60,499
2,858	Casella Waste Systems, Inc.[n]	78,767
1,736	Caterpillar, Inc.	249,637
4,038	CBIZ, Inc.[n]	88,836
4,313	Colfax Corporation[n]	139,310
3,626	Comfort Systems USA, Inc.	201,424
6,639	Costamare, Inc.	46,075
4,083	Crane Company	369,797
162	CSW Industrials, Inc.[n]	8,789
6,468	CSX Corporation	457,158
73	Cummins, Inc.	10,425
640	Curtiss-Wright Corporation	85,139
4,070	Delta Air Lines, Inc.	221,489
2,848	Dun & Bradstreet Corporation	358,535
795	Dycom Industries, Inc.[n]	70,882
4,754	EMCOR Group, Inc.	365,820
4,993	Emerson Electric Company	360,894
2,616	Encore Wire Corporation	127,530
689	ESCO Technologies, Inc.	42,890
1,907	Federal Signal Corporation	45,291
1,466	Forrester Research, Inc.	67,803
4,008	Fortive Corporation	328,977
1,680	Fortune Brands Home and Security, Inc.	97,440
740	Franklin Electric Company, Inc.	36,593
1,808	General Dynamics Corporation	361,166
1,570	Genesee & Wyoming, Inc.[n]	135,020
85	Global Brass and Copper Holdings, Inc.	2,801
289	GMS, Inc.[n]	7,583
1,276	Gorman-Rupp Company	48,284
1,473	Granite Construction, Inc.	79,468
1,850	Healthcare Services Group, Inc.	74,481
1,390	Heico Corporation	106,154
531	Hillenbrand, Inc.	26,656
7,139	Honeywell International, Inc.	1,139,741
1,249	Hubbell, Inc.	153,939
625	Huntington Ingalls Industries, Inc.	145,656
272	Hyster-Yale Materials Handling, Inc.	17,887
1,400	ICF International, Inc.	103,110
1,940	Ingersoll-Rand plc	191,109
7,561	Interface, Inc.	169,366
6,196	Jacobs Engineering Group, Inc.	419,036
1,870	JB Hunt Transport Services, Inc.	224,213
9,407	KAR Auction Services, Inc.	559,246
2,328	KeyW Holding Corporation[n]	20,649
2,796	Kforce, Inc.	105,689
5,421	Kirby Corporation[n]	452,382
802	Korn/Ferry International	52,916
1,090	L3 Technologies, Inc.	233,740
1,599	Lincoln Electric Holdings, Inc.	150,210
1,220	Lindsay Corporation	114,851
709	Lockheed Martin Corporation	231,205
2,870	Masco Corporation	115,747
841	Masonite International Corporation[n]	57,398
1,397	Mercury Systems, Inc.[n]	58,297
4,888	Milacron Holdings Corporation[n]	101,915
1,381	Moog, Inc.	103,589
15,178	MRC Global, Inc.[n]	343,782
2,175	Navigant Consulting, Inc.[n]	47,328
14,062	NCI Building Systems, Inc.[n]	224,289
11,620	Nexeo Solutions, Inc.[n]	105,510
2,238	Norfolk Southern Corporation	378,222
1,340	Old Dominion Freight Line, Inc.	196,712

Shares	Common Stock (13.5%)	Value
Industrials (2.1%) - continued
449	Orion Group Holdings, Inc.[n]	$4,117
2,351	Oshkosh Corporation	176,913
2,516	Parker Hannifin Corporation	425,330
4,873	Primoris Services Corporation	131,620
1,922	Radiant Logistics, Inc.[n]	7,669
2,560	Raven Industries, Inc.	99,328
919	Resources Connection, Inc.	14,612
1,190	Roper Industries, Inc.	359,261
85	Saia, Inc.[n]	6,405
1,700	SiteOne Landscape Supply, Inc.[n]	151,572
13,616	Southwest Airlines Company	791,907
1,180	SP Plus Corporation[n]	46,020
3,949	SPX Corporation[n]	146,508
1,311	SPX FLOW, Inc.[n]	62,299
281	Standex International Corporation	29,126
2,630	Terex Corporation	116,036
2,310	TPI Composites, Inc.[n]	71,194
260	TransDigm Group, Inc.	97,640
870	TransUnion	62,988
4,898	TriMas Corporation[n]	144,981
113	TrueBlue, Inc.[n]	3,057
130	UniFirst Corporation	24,330
2,560	United Continental Holdings, Inc.[n]	205,824
1,143	United Parcel Service, Inc.	137,034
1,810	United Rentals, Inc.[n]	269,328
5,785	United Technologies Corporation	785,256
4,390	Univar, Inc.[n]	120,681
1,904	Universal Truckload Services, Inc.	63,784
800	Valmont Industries, Inc.	111,720
3,150	Verisk Analytics, Inc.[n]	348,453
1,316	WABCO Holdings, Inc.[n]	165,395
1,461	WageWorks, Inc.[n]	77,141
7,882	Waste Connections, Inc.	611,722
282	Watsco, Inc.	48,648
2,019	Willdan Group, Inc.[n]	56,290

	Total	18,334,467

Information Technology (3.2%)
1,608	2U, Inc.[n]	121,661
582	Adobe Systems, Inc.[n]	142,404
5,720	Advanced Micro Devices, Inc.[n]	104,848
4,634	Agilent Technologies, Inc.	306,029
6,245	Akamai Technologies, Inc.[n]	469,999
600	Alliance Data Systems Corporation	134,928
953	Alphabet, Inc., Class An	1,169,541
521	Alphabet, Inc., Class Cn	634,192
702	Ambarella, Inc.[j,n]	27,504
602	American Software, Inc.	9,006
8,457	Amphenol Corporation	790,814
7,876	Apple, Inc.	1,498,724
4,353	Applied Materials, Inc.	211,686
730	Arista Networks, Inc.[n]	186,683
5,250	Arrow Electronics, Inc.[n]	398,160
745	Atkore International Group, Inc.[n]	17,627
720	Atlassian Corporation plc[n]	52,135
2,330	Autodesk, Inc.[n]	299,265
3,148	Automatic Data Processing, Inc.	424,949
2,000	Belden, Inc.	129,500
5,092	Benchmark Electronics, Inc.	123,226
3,786	Blackline, Inc.[n]	161,662
10,883	Booz Allen Hamilton Holding Corporation	514,439
1,472	CDW Corporation	123,781
12,595	Ciena Corporation[n]	319,913
37,062	Cisco Systems, Inc.	1,567,352
781	Cognex Corporation	41,221

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (13.5%)	Value
Information Technology (3.2%) - continued
2,213	CoreLogic, Inc.[n]	$107,773
146	CSG Systems International, Inc.	5,938
1,220	Descartes Systems Group, Inc.[n]	38,918
5,600	Dolby Laboratories, Inc.	360,920
1,520	Endurance International Group Holdings, Inc.[n]	12,464
505	Envestnet, Inc.[n]	29,593
770	Euronet Worldwide, Inc.[n]	70,794
9,448	EVERTEC, Inc.	220,138
185	ExlService Holdings, Inc.[n]	11,033
5,032	Facebook, Inc.[n]	868,423
2,433	Fidelity National Information Services, Inc.	250,915
5,789	Fiserv, Inc.[n]	436,954
5,524	Flextronics International, Ltd.[n]	77,115
7,000	FLIR Systems, Inc.	410,200
3,720	Fortinet, Inc.[n]	234,025
3,000	Global Payments, Inc.	337,710
2,406	Guidewire Software, Inc.[n]	207,397
880	IAC/InterActiveCorporation[n]	129,580
1,238	Insight Enterprises, Inc.[n]	62,234
12,503	Keysight Technologies, Inc.[n]	725,174
1,130	Lam Research Corporation	215,423
2,741	Liberty Tripadvisor Holdings, Inc.[n]	45,638
3,975	M/A-COM Technology Solutions Holdings, Inc.j,[n]	82,799
861	ManTech International Corporation	51,531
7,164	MasterCard, Inc.	1,418,472
2,580	Maxim Integrated Products, Inc.	157,741
419	Mellanox Technologies, Ltd.[n]	32,892
16,646	Microsoft Corporation	1,765,808
2,034	Monolithic Power Systems, Inc.	269,871
3,510	National Instruments Corporation	153,773
1,607	New Relic, Inc.[n]	157,004
1,580	Nice, Ltd. ADR[n]	172,852
582	Novanta, Inc.[n]	36,288
14,587	NRG Yield, Inc., Class A	269,568
1,318	NVIDIA Corporation	322,726
22,206	Oracle Corporation	1,058,782
1,280	Palo Alto Networks, Inc.[n]	253,773
6,935	PayPal Holdings, Inc.[n]	569,641
2,874	Pegasystems, Inc.	159,794
2,860	Plexus Corporation[n]	169,941
1,814	Proofpoint, Inc.[n]	206,887
2,807	Q2 Holdings, Inc.[n]	166,034
7,067	Quantenna Communications, Inc.[n]	112,577
2,785	Red Hat, Inc.[n]	393,326
1,008	Rogers Corporation[n]	117,503
3,401	Rudolph Technologies, Inc.[n]	97,269
4,556	SailPoint Technologies Holdings, Inc.[n]	109,754
5,106	Salesforce.com, Inc.[n]	700,288
320	ScanSource, Inc.[n]	13,200
7,157	Sequans Communications SA ADR[n]	12,310
1,860	ServiceNow, Inc.[n]	327,286
975	SS&C Technologies Holdings, Inc.	51,743
6,608	Synopsys, Inc.[n]	590,953
1,500	Teradata Corporation[n]	57,435
1,656	Teradyne, Inc.	71,622
5,423	Texas Instruments, Inc.	603,688
1,985	Total System Services, Inc.	181,707
1,483	Trimble, Inc.[n]	52,350
3,425	Twitter, Inc.[n]	109,155
1,073	Tyler Technologies, Inc.[n]	241,414
172	Ultimate Software Group, Inc.[n]	47,625
4,510	Verint Systems, Inc.[n]	202,499
432	VeriSign, Inc.[n]	62,739

Shares	Common Stock (13.5%)	Value
Information Technology (3.2%) - continued
5,394	Virtusa Corporation[n]	$284,965
5,404	Visa, Inc.	738,943
8,417	Xilinx, Inc.	606,613
3,176	XO Group, Inc.[n]	89,500
8,210	Zix Corporation[n]	43,841
50	Zuora, Inc.[n]	1,227

	Total	28,237,317

Materials (0.5%)
1,450	Alcoa Corporation[n]	62,742
688	Balchem Corporation	69,000
1,300	Ball Corporation	50,661
5,244	Celanese Corporation	619,369
2,800	CF Industries Holdings, Inc.	124,376
3,166	Continental Building Products, Inc.[n]	100,996
1,823	Eastman Chemical Company	188,899
3,560	Ferroglobe Representation & Warranty Insurance Trustc,[n]	0
3,510	Freeport-McMoRan, Inc.	57,915
1,782	Hecla Mining Company	5,703
2,516	Innospec, Inc.	203,670
1,264	International Paper Company	67,915
1,119	Kadant, Inc.	108,095
117	Koppers Holdings, Inc.[n]	4,393
1,170	Martin Marietta Materials, Inc.	233,321
5,250	Mercer International, Inc.	94,238
1,335	Minerals Technologies, Inc.	100,926
4,017	Myers Industries, Inc.	86,566
970	Neenah, Inc.	85,166
6,979	Newmont Mining Corporation	255,990
2,440	Nucor Corporation	163,309
385	Olympic Steel, Inc.	8,512
9,467	OMNOVA Solutions, Inc.[n]	88,517
3,225	Owens-Illinois, Inc.[n]	60,243
636	Packaging Corporation of America	71,804
5,115	Reliance Steel & Aluminum Company	461,373
2,960	RPM International, Inc.	190,535
1,877	Ryerson Holding Corporation[n]	21,679
3,902	Schweitzer-Mauduit International, Inc.	161,894
2,254	Scotts Miracle-Gro Company	179,035
2,578	Sensient Technologies Corporation	178,810
1,963	Sonoco Products Company	109,575
3,090	Steel Dynamics, Inc.	145,508
178	Stepan Company	15,589
1,090	Trinseo SA	81,423
200	United States Lime & Minerals, Inc.	15,540
421	United States Steel Corporation	15,337
4,607	WestRock Company	267,114
1,704	Worthington Industries, Inc.	79,781

	Total	4,835,519

Real Estate (0.6%)
2,617	Ares Commercial Real Estate Corporation	36,952
12,005	Armada Hoffler Properties, Inc.	181,275
3,137	Ashford Hospitality Trust, Inc.	24,782
665	Bluerock Residential Growth REIT, Inc.	6,098
952	Breaemar Hotels & Resorts, Inc.	10,881
16,124	Brixmor Property Group, Inc.	285,234
700	Camden Property Trust	64,813
6,240	Catchmark Timber Trust, Inc.	77,501
20,111	Cedar Realty Trust, Inc.	95,728
4,680	Chatham Lodging Trust	100,807
2,016	City Office REIT, Inc.	25,704

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Shares	Common Stock (13.5%)	Value
Real Estate (0.6%) - continued
4,306	Cousins Properties, Inc.	$40,132
1,435	CyrusOne, Inc.	88,855
500	Digital Realty Trust, Inc.	60,710
2,226	Douglas Emmett, Inc.	86,458
2,150	Duke Realty Corporation	62,608
6,938	Empire State Realty Trust, Inc.	115,656
449	First Industrial Realty Trust, Inc.	14,615
913	Forest City Realty Trust, Inc.	22,798
2,210	Franklin Street Properties Corporation	19,470
409	Gaming and Leisure Properties, Inc.	14,855
2,350	General Growth Properties, Inc.	50,102
538	Getty Realty Corporation	15,414
321	Gladstone Commercial Corporation	6,369
6,791	Highwoods Properties, Inc.	333,506
4,837	Hospitality Properties Trust	136,742
3,139	Host Hotels & Resorts, Inc.	65,731
18,342	Hudson Pacific Properties, Inc.	628,397
13,617	InfraREIT, Inc.	285,276
13,774	Monmouth Real Estate Investment Corporation	229,613
6,312	National Storage Affiliates Trust	181,975
1,362	One Liberty Properties, Inc.	36,720
1,557	Outfront Media, Inc.	33,086
2,340	Physicians Realty Trust	36,878
1,420	Ramco-Gershenson Properties Trust	18,673
510	RE/MAX Holdings, Inc.	25,908
17,639	Retail Properties of America, Inc.	221,369
461	Saul Centers, Inc.	24,562
1,650	SBA Communications Corporation[n]	261,113
91,823	Spirit Realty Capital, Inc.	768,559
712	Sun Communities, Inc.	69,036
2,617	Terreno Realty Corporation	96,593
5,554	Urstadt Biddle Properties, Inc.	123,632
8,402	Weyerhaeuser Company	287,180
405	Xenia Hotels & Resorts, Inc.	9,878

	Total	5,382,244

Telecommunications Services (0.1%)
4,727	ORBCOMM, Inc.[n]	45,190
203	Telephone & Data Systems, Inc.	5,126
10,233	Verizon Communications, Inc.	528,432

	Total	578,748

Utilities (0.2%)
5,920	AES Corporation	79,091
238	Alpha Natural Resources Holdings, Inc.[n]	7,735
895	ANR, Inc.[n]	29,087
1,093	Artesian Resources Corporation	40,321
860	Consolidated Water Company, Ltd.	12,083
1,790	Edison International, Inc.	119,268
1,780	MDU Resources Group, Inc.	51,620
590	Middlesex Water Company	26,131
1,340	New Jersey Resources Corporation	61,975
1,197	NorthWestern Corporation	71,018
2,661	NRG Yield, Inc., Class C	49,495
6,947	PG&E Corporation	299,277
2,270	PNM Resources, Inc.	89,324
1,453	Portland General Electric Company	65,908
1,450	Public Service Enterprise Group, Inc.	74,762
880	Southwest Gas Holdings, Inc.	68,816
314	Spire, Inc.	22,482
11,599	UGI Corporation	616,371

Shares	Common Stock (13.5%)	Value
Utilities (0.2%) - continued
271	Unitil Corporation	$13,797

	Total	1,798,561

	Total Common Stock (cost $94,052,358)	120,501,769

Shares	Collateral Held for Securities Loaned (0.4%)	Value
3,521,777	Thrivent Cash Management Trust	3,521,777

	Total Collateral Held for Securities Loaned (cost $3,521,777)	3,521,777

Shares or Principal Amount	Short-Term Investments (15.0%)	Value
	Federal Home Loan Bank Discount Notes
200,000	1.850%, 8/3/2018[o,p]	199,979
2,900,000	1.820%, 8/20/2018[o,p]	2,897,077
400,000	1.880%, 8/21/2018[o,p]	399,576
560,000	1.880%, 8/28/2018[o,p]	559,197
100,000	1.910%, 9/5/2018[o,p]	99,813
900,000	1.911%, 9/13/2018[o,p]	897,936
	Thrivent Core Short-Term Reserve Fund
12,900,937	2.320%	129,009,367
	U.S. Treasury Bills
110,000	1.938%, 10/18/2018[o,q]	109,537

	Total Short-Term Investments (cost $134,172,652)	134,172,482

	Total Investments (cost $910,388,053) 112.4%	$1,004,722,993

	Other Assets and Liabilities, Net (12.4%)	(110,584,211)

	Total Net Assets 100.0%	$894,138,782

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $36,260,496 or 4.1% of total net assets.

i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

j	All or a portion of the security is on loan.

k

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

l	All or a portion of the security is insured or guaranteed.

m	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.

n	Non-income producing security.

o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

q	At July 31, 2018, $109,536 of investments were segregated to cover exposure to a counterparty for margin on open mortgage-backed security transactions.

*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Moderately Conservative Allocation Fund as of July 31, 2018 was $12,505,113 or 1.4% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust I, LLC, 7/25/2046	8/15/2016	$82,735
Apidos CLO XVIII, 7/22/2026	4/4/2017	400,000
Babson CLO, Ltd., 10/17/2026	3/10/2017	170,000
Betony CLO, Ltd., 4/30/2031	6/5/2018	150,000
Birchwood Park CLO, Ltd., 7/15/2026	2/14/2017	170,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	300,000
Cent CLO 22, Ltd., 11/7/2026	11/1/2016	175,000
CIM Trust, 12/25/2057	4/23/2018	1,188,473
Digicel, Ltd., 4/15/2021	8/18/2014	554,183
DRB Prime Student Loan Trust, 1/25/2040	6/23/2016	409,477
Edlinc Student Loan Funding Trust, 10/1/2025	2/28/2013	83,289
Galaxy XX CLO, Ltd., 4/20/2031	2/23/2018	550,000
GoldenTree Loan Opportunities IX, Ltd., 10/29/2026	10/7/2016	250,000
Golub Capital Partners, Ltd., 1/20/2031	11/20/2017	468,000
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	1,293,486
Limerock CLO III, LLC, 10/20/2026	1/30/2017	500,000
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	450,000
Magnetite XII, Ltd., 4/15/2027	11/17/2016	525,000
Mountain View CLO, Ltd., 7/15/2031	5/31/2018	375,000
Neuberger Berman CLO XIV, Ltd., 1/28/2030	4/19/2017	526,017
Neuberger Berman CLO, Ltd., 4/22/2029	4/27/2017	110,000
Octagon Investment Partners XVI, Ltd., 7/17/2030	6/15/2018	100,000
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	425,000

Security	Acquisition Date	Cost
OZLM VIII, Ltd., 10/17/2026	5/16/2017	$170,000
PPM CLO, Ltd., 7/15/2031	7/2/2018	349,580
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	631,535
Race Point IX CLO, Ltd., 10/15/2030	8/28/2017	375,000
Shackleton CLO, Ltd., 7/15/2031	7/12/2018	350,000
Stanwich Mortgage Loan Company, LLC, 3/16/2022	4/6/2017	11,103
Sunset Mortgage Loan Company, LLC, 6/15/2047	6/15/2017	8,265
Symphony CLO XV, Ltd., 10/17/2026	2/16/2017	500,000
Verus Securitization Trust, 1/25/2047	2/16/2017	273,579
Verus Securitization Trust, 7/25/2047	7/24/2017	450,366
Voya CLO 3, Ltd., 7/25/2026	12/13/2017	170,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative Allocation Fund as of July 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$2,091,501
Common Stock	1,338,237

Total lending	$3,429,738
Gross amount payable upon return of collateral for securities loaned	$3,521,777

Net amounts due to counterparty	$92,039

Definitions:

ACES	-	Alternative Credit Enhancement Securities
ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.
TIPS	-	Treasury Inflation Protected Security

Reference Rate Index:

CMT 3M	-	Constant Maturity Treasury Yield 3 Month
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
LIBOR 12M	-	ICE Libor USD Rate 12 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
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(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Moderately Conservative Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,595,284	–	1,439,041	156,243
Capital Goods	2,299,298	–	2,299,298	–
Communications Services	6,282,693	–	6,282,693	–
Consumer Cyclical	3,117,587	–	2,818,337	299,250
Consumer Non-Cyclical	4,654,357	–	4,654,357	–
Energy	1,412,245	–	1,302,520	109,725
Financials	2,354,742	–	2,354,742	–
Technology	2,172,505	–	2,172,505	–
Transportation	499,304	–	499,304	–
Utilities	559,007	–	417,957	141,050
Long-Term Fixed Income
Asset-Backed Securities	16,649,647	–	15,398,441	1,251,206
Basic Materials	6,084,105	–	6,084,105	–
Capital Goods	6,807,899	–	6,807,899	–
Collateralized Mortgage Obligations	13,431,700	–	13,431,700	–
Commercial Mortgage-Backed Securities	13,316,108	–	13,316,108	–
Communications Services	15,736,643	–	15,736,643	–
Consumer Cyclical	11,948,621	–	11,948,621	–
Consumer Non-Cyclical	17,937,436	–	17,937,436	–
Energy	16,162,619	–	16,162,619	–
Financials	43,937,684	–	43,937,684	–
Foreign Government	378,742	–	378,742	–
Mortgage-Backed Securities	104,216,451	–	104,216,451	–
Technology	9,987,842	–	9,987,842	–
Transportation	2,266,095	–	2,266,095	–
U.S. Government and Agencies	86,686,000	–	86,686,000	–
Utilities	9,964,412	–	9,964,412	–
Registered Investment Companies
Affiliated Fixed Income Holdings	127,446,197	127,446,197	–	–
Affiliated Equity Holdings	161,813,642	161,813,642	–	–
Equity Funds/Exchange Traded Funds	4,946,771	4,946,771	–	–
Fixed Income Funds/Exchange Traded Funds	4,601,340	4,601,340	–	–
Common Stock
Consumer Discretionary	12,359,076	12,359,076	–	–
Consumer Staples	3,083,735	3,083,735	–	–
Energy	6,633,208	6,633,208	–	–
Financials	24,875,745	24,875,745	–	–
Health Care	14,383,149	14,383,149	–	–
Industrials	18,334,467	18,334,467	–	–
Information Technology	28,237,317	28,237,317	–	–
Materials^	4,835,519	4,835,519	–	0
Real Estate	5,382,244	5,382,244	–	–
Telecommunications Services	578,748	578,748	–	–
Utilities	1,798,561	1,798,561	–	–
Short-Term Investments	5,163,115	–	5,163,115	–
Subtotal Investments in Securities	$824,931,860	$419,309,719	$403,664,667	$1,957,474

Other Investments *	Total
Short-Term Investments	129,009,367
Affiliated Registered Investment Companies	47,259,989
Collateral Held for Securities Loaned	3,521,777
Subtotal Other Investments	$179,791,133
Total Investments at Value	$1,004,722,993

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

^	Level 3 security in this section is valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
173

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	788,906	788,906	–	–
Total Asset Derivatives	$788,906	$788,906	$–	$–

Liability Derivatives
Futures Contracts	493,074	493,074	–	–
Total Liability Derivatives	$493,074	$493,074	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Moderately Conservative Allocation Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $5,053,578 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	83	September 2018	$9,835,117	$76,899
CBOT U.S. Long Bond	215	September 2018	30,394,575	343,707
CME E-mini Russell 2000 Index	28	September 2018	2,344,991	(3,631)
CME E-mini S&P 500 Index	137	September 2018	19,076,110	221,025
ICE mini MSCI EAFE Index	205	September 2018	20,734,265	(190,190)
ICE US mini MSCI Emerging Markets Index	40	September 2018	2,274,406	(81,806)
Total Futures Long Contracts			$84,659,464	$366,004
CBOT 2-Yr. U.S. Treasury Note	(85)	September 2018	($17,975,913)	$9,038
CBOT 5-Yr. U.S. Treasury Note	(32)	September 2018	(3,615,151)	(4,849)
CME E-mini NASDAQ 100 Index	(143)	September 2018	(20,553,009)	(166,976)
CME E-mini S&P Mid-Cap 400 Index	(75)	September 2018	(15,033,237)	138,237
CME Ultra Long Term U.S. Treasury Bond	(18)	September 2018	(2,778,691)	(45,622)
Total Futures Short Contracts			($59,956,001)	($70,172)
Total Futures Contracts			$24,703,463	$295,832

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
NASDAQ	-	National Association of Securities Dealers Automated Quotations
S&P	-	Standard & Poor’s

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
174

MODERATELY CONSERVATIVE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Moderately Conservative Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Equity Holdings
Core International Equity	$–	$9,012	$–	901	$9,220	1.0%
Core Low Volatility Equity*	–	15,000	–	1,507	15,925	1.8
Large Cap Growth, Class S	27,421	658	–	2,500	32,402	3.6
Large Cap Stock, Class S	1,269	123	–	47	1,369	0.2
Large Cap Value, Class S	59,555	3,312	–	2,753	65,570	7.3
Mid Cap Stock, Class S	16,307	1,254	–	606	18,012	2.0
Partner Worldwide Allocation, Class S	39,837	1,489	–	3,627	39,720	4.5
Small Cap Stock, Class S	5,666	366	1,372	171	4,741	0.5
Total Affiliated Equity Holdings	150,055				186,959	20.9
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	19,460	3,824	–	2,381	22,115	2.5
High Yield, Class S	22,001	933	–	4,685	22,208	2.5
Income, Class S	67,912	2,001	–	7,556	67,094	7.5
Limited Maturity Bond, Class S	37,906	667	–	3,091	38,145	4.3
Total Affiliated Fixed Income Holdings	147,279				149,562	16.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	133,154	116,924	121,069	12,901	129,009	14.4
Total Affiliated Short-Term Investments	133,154				129,009	14.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	2,075	25,678	24,231	3,522	3,522	0.4
Total Collateral Held for Securities Loaned	2,075				3,522	0.4
Total Value	$432,563				$469,052
*	Non-income producing security.

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Core International Equity	$–	$208	$–	$12
Core Low Volatility Equity Fund*	–	925	–	–
Large Cap Growth, Class S	–	4,324	658	–
Large Cap Stock, Class S	–	(23)	105	17
Large Cap Value, Class S	–	2,702	2,424	888
Mid Cap Stock, Class S	–	451	1,254	–
Partner Worldwide Allocation, Class S	–	(1,605)	521	969
Small Cap Stock, Class S	185	(104)	366	–
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	–	(1,169)	–	632
High Yield, Class S	–	(726)	–	933
Income, Class S	–	(2,818)	228	1,773
Limited Maturity Bond, Class S	–	(428)	–	667
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	–	–	2	1,860
Total Income from Affiliated Investments				$7,751
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	16
Total Affiliated Income from Securities Loaned, Net				$16
Total	$185	$1,737	$5,558
*	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
175

MONEY MARKET FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	U.S. Government Agency Debt (84.0%)[a]	Value
	Federal Agricultural Mortgage Corporation
$3,760,000	1.930% , 9/10/2018	$3,751,937
8,460,000	2.010% (FEDL 1M + 0.100%), 11/30/2018[b]	8,460,000
7,275,000	2.010% (LIBOR 1M + -0.080%), 12/3/2018b	7,275,617
3,980,000	2.022% (LIBOR 1M + -0.070%), 3/1/2019[b]	3,980,000
3,640,000	2.014% (LIBOR 1M + -0.050%), 6/25/2019b	3,640,000
	Federal Farm Credit Bank
3,520,000	2.060% (USBMMY 3M + 0.050%), 12/5/2018[b]	3,519,939
4,380,000	2.090% (USBMMY 3M + 0.080%), 3/25/2019[b]	4,379,860
4,300,000	1.920% (FEDL 1M + 0.010%), 4/24/2019[b]	4,299,690
2,145,000	2.110% (USBMMY 3M + 0.100%), 7/3/2019[b]	2,144,901
10,525,000	1.977% (LIBOR 1M + -0.090%), 7/12/2019b	10,523,017
5,180,000	1.910% (FEDL 1M FLAT), 8/8/2019[b]	5,176,807
4,060,000	2.030% (FEDL 1M + 0.120%), 2/18/2020[b]	4,059,688
3,690,000	2.050% (FEDL 1M + 0.140%), 3/23/2020[b]	3,691,201
	Federal Home Loan Bank
13,650,000	1.864%, 8/1/2018	13,650,000
5,885,000	1.895%, 8/3/2018	5,884,381
11,475,000	1.844%, 8/7/2018	11,471,473
4,460,000	1.890%, 8/8/2018	4,458,361
5,000,000	1.880%, 8/9/2018	4,997,911
5,005,000	1.891%, 8/10/2018	5,002,634
2,370,000	1.890%, 8/13/2018	2,368,507
3,240,000	1.895%, 8/14/2018	3,237,783
5,525,000	1.898%, 8/15/2018	5,520,921
5,135,000	1.900%, 8/16/2018	5,130,935
6,481,000	1.891%, 8/17/2018	6,475,552
4,120,000	1.880%, 8/21/2018	4,115,697
2,700,000	1.900%, 8/22/2018	2,697,007
3,800,000	1.905%, 8/23/2018	3,795,576
455,000	1.900%, 8/24/2018	454,447
6,950,000	1.903%, 8/27/2018	6,940,450
2,555,000	1.906%, 8/29/2018	2,551,212
800,000	1.900%, 8/31/2018	798,733
1,800,000	1.905%, 9/5/2018	1,796,666
2,220,000	1.895%, 9/6/2018	2,215,793
8,659,000	1.916%, 9/7/2018	8,641,952
7,979,000	1.919%, 9/10/2018	7,961,985
9,650,000	1.900%, 9/13/2018	9,628,100
4,590,000	1.900%, 9/17/2018	4,578,614
825,000	1.905%, 9/19/2018	822,861
3,367,000	1.900%, 9/21/2018	3,357,937
4,295,000	1.910%, 9/25/2018	4,282,467
630,000	1.960%, 10/10/2018	627,599
4,720,000	1.970%, 10/12/2018	4,701,403
4,560,000	1.995%, 10/17/2018	4,540,542
1,916,000	1.995%, 10/23/2018	1,907,187
7,000,000	1.972% (LIBOR 1M + -0.100%), 12/14/2018[b]	7,000,000
4,290,000	1.981% (LIBOR 1M + -0.100%), 12/21/2018[b]	4,290,000
750,000	1.984% (LIBOR 1M + -0.095%), 4/18/2019[b]	749,872

Principal Amount	U.S. Government Agency Debt (84.0%)[a]	Value
	Federal Home Loan Mortgage Corporation
$3,500,000	2.073% (LIBOR 3M + -0.280%), 8/10/2018[b]	$3,500,000
1,450,000	1.896%, 8/20/2018	1,448,549
	Overseas Private Investment Corporation
2,200,000	1.990% (T-BILL 3M FLAT), 8/7/2018[b]	2,200,000
8,720,000	2.000% (T-BILL 3M FLAT), 8/7/2018[b]	8,720,000
2,105,273	2.000% (T-BILL 3M FLAT), 8/7/2018[b]	2,105,273
4,729,500	2.000% (T-BILL 3M FLAT), 8/7/2018[b]	4,729,500
5,245,614	2.000% (T-BILL 3M FLAT), 8/7/2018[b]	5,245,614
4,500,000	2.000% (T-BILL 3M FLAT), 8/7/2018[b]	4,500,000
4,478,947	2.000% (T-BILL 3M FLAT), 8/7/2018[b]	4,478,947
7,385,000	2.000% (T-BILL 3M FLAT), 8/7/2018[b]	7,385,000
2,550,000	2.000% (T-BILL 3M FLAT), 8/7/2018[b]	2,550,000
3,230,000	2.000% (T-BILL 3M FLAT), 8/7/2018[b]	3,230,000
3,570,000	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	3,570,000
6,300,000	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	6,300,000
3,725,000	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	3,725,000
4,700,000	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	4,700,000
1,153,851	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	1,153,851
5,057,400	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	5,057,400
7,780,530	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	7,780,530
6,872,400	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	6,872,400
6,205,661	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	6,205,661
4,079,245	2.010% (T-BILL 3M FLAT), 8/7/2018[b]	4,079,245
4,270,000	2.040% (T-BILL 3M FLAT), 8/7/2018[b]	4,270,000
4,100,000	2.040% (T-BILL 3M + 0.070%), 8/7/2018[b]	4,100,000
4,500,000	2.040% (T-BILL 3M FLAT), 8/7/2018[b]	4,500,000
3,620,000	2.040% (T-BILL 3M FLAT), 8/7/2018[b]	3,620,000
7,400,000	2.070% (T-BILL 3M FLAT), 8/7/2018[b]	7,400,000
3,600,000	2.070% (T-BILL 3M FLAT), 8/7/2018[b]	3,600,000
3,520,000	1.700%, 11/13/2018	3,562,758
6,150,000	1.770%, 11/20/2018	6,225,684
3,610,000	2.270%, 2/19/2019	3,646,119
3,630,000	2.260%, 3/17/2019	3,660,084
4,140,000	2.570%, 5/17/2019	4,161,849
2,965,000	2.660%, 7/7/2019	2,969,881

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
176

MONEY MARKET FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	U.S. Government Agency Debt (84.0%)[a]	Value
	U.S. Department of Housing and Urban Development
$2,935,000	1.330%, 8/1/2018	$2,935,000
1,880,000	1.880%, 8/1/2019	1,868,607

	Total	377,614,167

Principal Amount	U.S. Treasury Debt (18.7%)[a]	Value
	U.S. Treasury Bills
7,780,000	1.858%, 8/9/2018	7,776,788
3,615,000	1.833%, 8/16/2018	3,612,240
19,635,000	1.869%, 8/23/2018	19,612,569
8,230,000	1.903%, 9/20/2018	8,208,252
4,470,000	1.940%, 10/4/2018	4,454,583
11,879,000	1.953%, 10/18/2018	11,828,733
4,520,000	1.981%, 10/25/2018	4,498,864
4,470,000	1.990%, 11/1/2018	4,447,515
	U.S. Treasury Notes
7,230,000	0.750%, 8/31/2018	7,223,265
4,470,000	1.250%, 10/31/2018	4,461,270
4,500,000	2.120% (USBMMY 3M + 0.140%), 1/31/2019[b]	4,500,430
3,690,000	2.013% (USBMMY 3M + 0.033%), 4/30/2020[b]	3,689,531

	Total	84,314,040

	Total Investments (at amortized cost) 102.7%	$461,928,207

	Other Assets and Liabilities, Net (2.7)%	(12,121,638)

	Total Net Assets 100.0%	$449,806,569

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

Reference Rate Index:

FEDL 1M	-	Federal Funds 1 Month Rate
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
T-BILL 3M	-	U. S. Treasury Bill Rate 3 Month
USBMMY 3M	-	U. S. Treasury Bill Rate 3 Month Money Market Yield

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
177

MONEY MARKET FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Money Market Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
U.S. Government Agency Debt	377,614,167	–	377,614,167	–
U.S. Treasury Debt	84,314,040	–	84,314,040	–
Total Investments at Amortized Cost	$461,928,207	$–	$461,928,207	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
178

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Alabama (0.4%)
	Alabama Public School and College Auth. Capital Improvement Rev. Refg.
$1,500,000	5.000%, 5/1/2029, Ser. Aa	$1,539,630
	Auburn University, AL General Fee Rev. Refg.
1,000,000	5.000%, 6/1/2032, Ser. A	1,143,230
1,250,000	5.000%, 6/1/2033, Ser. A	1,424,012
	UAB Medicine Finance Auth. Rev.
2,000,000	5.000%, 9/1/2041, Ser. B2	2,253,820

	Total	6,360,692

Alaska (0.4%)
	Valdez, AK Marine Terminal Rev. (Exxon Pipeline Company)
3,900,000	1.480%, 10/1/2025[b]	3,900,000
	Valdez, AK Marine Terminal Rev. Refg. (Exxon Mobil)
1,720,000	1.480%, 12/1/2029[b]	1,720,000

	Total	5,620,000

Arizona (1.2%)
	Arizona Board of Regents State University System Rev. Green Bonds
1,000,000	5.000%, 7/1/2042, Ser. B	1,136,920
	Arizona Board of Regents State University System Rev. Refg.
750,000	5.000%, 7/1/2042, Ser. B	860,220
	Arizona State Transportation Board Highway Rev.
1,500,000	5.000%, 7/1/2036, Ser. Aa	1,633,860
	Glendale, AZ Industrial Development Auth. Rev. (Midwestern University)
2,515,000	5.000%, 5/15/2031	2,733,101
	Northern Arizona Capital Fac. Lease Rev. (Student & Academic Services, LLC) (BAM Insured)
750,000	5.000%, 6/1/2039[c]	821,257
	Northern Arizona University Refg. C.O.P.
1,000,000	5.000%, 9/1/2022	1,101,290
	Northern Arizona University Refg. Rev.
1,180,000	5.000%, 6/1/2036, Ser. A	1,318,249
750,000	5.000%, 6/1/2037, Ser. A	836,767
320,000	5.000%, 6/1/2038, Ser. A	356,554
	Phoenix, AZ Civic Improvement Corporation Airport Rev.
3,060,000	5.250%, 7/1/2033, Ser. Aa	3,264,255
2,000,000	5.000%, 7/1/2047, Ser. A, AMT	2,226,340
	Phoenix-Mesa Gateway Airport Auth. Special Fac. Rev.
1,450,000	5.000%, 7/1/2038, AMT	1,551,326
	Yavapai County, AZ Industrial Development Auth. Hospital Fac. Rev. Refg. (Yavapai Regional Medical Center)
500,000	5.000%, 8/1/2036	540,330

	Total	18,380,469

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Arkansas (0.5%)
	Rogers, AR Sales and Use Tax Refg. and Improvement
$1,135,000	4.000%, 11/1/2027, Ser. 2011	$1,189,923
	University of Arkansas Rev. Refg.
900,000	5.000%, 11/1/2037, Ser. A	1,028,484
1,300,000	5.000%, 11/1/2046, Ser. A	1,472,406
	University of Arkansas Rev. Refg. Various Fac. Rev. (Pine Bluff Campus)
650,000	5.000%, 12/1/2029, Ser. A	748,690
	University of Arkansas Rev. Student Fee (Community College at Morrilton)
570,000	5.000%, 5/1/2046	641,546
	University of Arkansas Rev. Various Fac. (Fayetteville Campus)
1,135,000	5.000%, 11/1/2039, Ser. A	1,291,800
825,000	5.000%, 11/1/2041, Ser. A	936,936

	Total	7,309,785

California (12.0%)
	Anaheim Public Financing Auth. Lease Rev. (Anaheim Public Improvements) (AGM Insured)
3,950,000	6.000%, 9/1/2024, Ser. Ac	4,561,105
	Beverly Hills Unified School District, Los Angeles County, CA G.O. (2008 Election)
10,000,000	Zero Coupon, 8/1/2031	6,721,600
	California Department of Water Resources Rev. Refg. (Central Valley)
1,500,000	5.000%, 12/1/2031, Ser. AX	1,813,095
1,000,000	5.000%, 12/1/2032, Ser. AX	1,205,030
	California Educational Fac. Auth. Rev. (Stanford University)
6,000,000	5.250%, 4/1/2040	7,855,560
	California Health Fac. Financing Auth. Rev.
1,750,000	5.000%, 8/15/2055	1,953,245
6,225,000	5.000%, 11/15/2056, Ser. A	7,017,380
	California Infrastructure and Economic Development Bank Rev. (Bay Area Toll Bridges Seismic Retrofit Rev.) (FGIC Insured)
5,000,000	5.000%, 7/1/2025, Ser. Aa,c	5,960,450
	California Kindergarten - University Public Education Fac. G.O.
825,000	1.150%, 5/1/2034[b]	825,000
	California Municipal Finance Auth. Refg. Rev. (Biola University)
1,500,000	5.875%, 10/1/2034[a]	1,511,355
2,000,000	5.000%, 10/1/2042	2,167,040
	California Municipal Finance Auth. Rev. (LINXS APM)
2,000,000	5.000%, 12/31/2043, Ser. A, AMT	2,240,460
	California State Educational Fac. Auth. Rev. (Stanford University)
8,300,000	5.000%, 5/1/2045, Ser. U-6	10,776,222
	California Various Purpose G.O.
3,565,000	5.500%, 4/1/2024	3,661,433
10,000	5.250%, 4/1/2029	10,032
1,770,000	6.000%, 4/1/2038[a]	1,825,861

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
179

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
California (12.0%) - continued
$3,230,000	6.000%, 4/1/2038	$3,323,186
5,000,000	6.000%, 11/1/2039	5,270,450
	Chula Vista Industrial Development Rev. Refg. (San Diego Gas & Electric Company)
2,010,000	5.875%, 2/15/2034, Ser. C	2,078,360
	Foothill-De Anza, CA Community College District G.O.
5,000,000	5.000%, 8/1/2040, Ser. Ca	5,500,200
	Golden West Schools Financing Auth. Rev. (NATL-RE Insured)
420,000	5.800%, 2/1/2022, Ser. Ac	473,193
	Los Angeles Community College District, Los Angeles County, CA G.O. (Election 2008)
10,050,000	6.000%, 8/1/2033, Ser. Aa	10,515,416
	Los Angeles Unified School District, Los Angeles County, CA G.O.
1,000,000	5.000%, 7/1/2032, Ser. A	1,085,380
5,000,000	5.000%, 1/1/2034, Ser. I	5,155,400
	Los Angeles, CA Department of Airports Rev. (Los Angeles International Airport)
8,000,000	5.000%, 5/15/2040, Ser. A	8,447,760
	Los Angeles, CA Department of Water & Power System Rev.
7,000,000	5.000%, 7/1/2044, Ser. D	7,907,060
	Pomona, CA Single Family Mortgage Rev. Refg. (GNMA/FNMA/FHLMC Collateralized)
1,795,000	7.600%, 5/1/2023, Ser. Aa,c	2,039,389
	San Bernardino, CA Single Family Mortgage Rev. Refg. (GNMA Collateralized)
640,000	7.500%, 5/1/2023, Ser. Aa,c	726,298
	San Diego County, CA C.O.P.
5,000,000	5.250%, 7/1/2030[a]	5,342,550
	San Diego Unified School District G.O.
10,000,000	Zero Coupon, 7/1/2033, Ser. Aa,d	11,581,100
	San Francisco, CA City & County Airport Commission Rev. (San Francisco International Airport)
4,000,000	5.500%, 5/1/2028, Ser. A, AMT	4,568,520
545,000	6.000%, 5/1/2039, Ser. Ea	564,015
6,485,000	6.000%, 5/1/2039, Ser. E	6,703,350
7,825,000	5.000%, 5/1/2044, Ser. A, AMT	8,619,159
5,700,000	5.000%, 5/1/2047, Ser. B	6,495,834
	San Jose, CA Redevelopment Agency Successor Agency Tax Allocation Refg.
6,000,000	5.000%, 8/1/2035, Ser. A	7,022,640
	Santa Monica Community College District, Los Angeles County, CA G.O.
5,000,000	Zero Coupon, 8/1/2025, Ser. C	4,216,700
	Tuolumne Wind Proj. Auth. Rev. (Tuolumne Company)
2,000,000	5.625%, 1/1/2029, Ser. Aa	2,036,480
	University of California Limited Rev. Refg.
8,000,000	5.000%, 5/15/2032, Ser. I	9,251,760

Principal Amount	Long-Term Fixed Income (99.6%)	Value
California (12.0%) - continued
	University of California Rev.
$810,000	5.250%, 5/15/2039, Ser. Oa	$834,989
2,765,000	5.250%, 5/15/2039, Ser. Oa	2,851,406
1,425,000	5.250%, 5/15/2039, Ser. Oa	1,468,961

	Total	184,184,424

Colorado (3.9%)
	Colorado Educational and Cultural Fac. Auth. Charter School Refg. Rev. (Pinnacle Charter School, Inc. K-8 Fac.)
500,000	5.000%, 6/1/2019	513,035
200,000	5.000%, 6/1/2021	215,508
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Crown Pointe Academy of Westminster)
1,000,000	5.000%, 7/15/2039	1,005,700
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. (Pinnacle Charter School, Inc. High School)
3,000,000	5.125%, 12/1/2039	3,031,110
	Colorado Educational and Cultural Fac. Auth. Charter School Rev. Refg. (Union Colony School)
600,000	5.000%, 4/1/2038	668,022
475,000	5.000%, 4/1/2048	524,357
	Colorado Health Fac. Auth. Hospital Rev. (Parkview Medical Center, Inc.)
4,000,000	5.000%, 9/1/2046	4,363,120
	Colorado Health Fac. Auth. Rev. (Evangelical Lutheran Good Samaritan Society)
2,110,000	5.000%, 12/1/2024	2,295,828
500,000	5.625%, 6/1/2043	549,150
	Colorado High Performance Transportation Enterprise Rev.
6,300,000	5.000%, 12/31/2047	6,830,964
	Colorado School of Mines Institutional Enterprise Rev.
1,740,000	5.000%, 12/1/2047, Ser. A	1,960,910
	Colorado State Health Fac. Auth. Hospital Rev. Refg. (Valley View Hospital Association)
500,000	5.000%, 5/15/2030	563,130
385,000	5.000%, 5/15/2031	432,051
300,000	5.000%, 5/15/2032	336,180
	Denver, CO Health and Hospital Auth. Healthcare Rev.
5,000,000	5.500%, 12/1/2030	5,257,200
	Denver, CO Health and Hospital Auth. Healthcare Rev. Refg.
1,500,000	5.000%, 12/1/2034, Ser. A*	1,650,120
	Eagle County, CO Air Terminal Corporation Rev. (Airport Terminal)
1,000,000	5.000%, 5/1/2041, Ser. B, AMT	1,094,770
	Park Creek, CO Metropolitan District Rev.
3,000,000	5.000%, 12/1/2041	3,346,080
2,250,000	5.000%, 12/1/2046	2,501,798
	Park Creek, CO Metropolitan District Rev. Refg.
1,220,000	5.000%, 12/1/2022	1,354,468
1,000,000	5.000%, 12/1/2024	1,139,850

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
180

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Colorado (3.9%) - continued
	Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood)
$1,000,000	5.000%, 12/1/2021*	$1,067,490
500,000	5.000%, 12/1/2022*	538,830
	University of Colorado University Enterprise Rev.
1,250,000	5.375%, 6/1/2032, Ser. Aa	1,289,800
3,250,000	5.000%, 6/1/2033, Ser. Aa	3,758,788
9,790,000	5.000%, 6/1/2033[a]	10,656,219
3,000,000	5.000%, 6/1/2034, Ser. Aa	3,469,650

	Total	60,414,128

Connecticut (<0.1%)
	Connecticut Health & Educational Fac. Auth. Rev. Refg. (Sacred Heart University)
600,000	5.000%, 7/1/2042, Ser. I-1	669,852

	Total	669,852

Delaware (0.1%)
	Kent County, DE Student Housing and Dining Fac. Rev. (CHF-Dover, LLC - Delaware State University)
870,000	5.000%, 7/1/2040, Ser. A	937,660
500,000	5.000%, 7/1/2048, Ser. A	535,640

	Total	1,473,300

District of Columbia (0.8%)
	District of Columbia Income Tax Secured Rev. Refg.
5,225,000	5.000%, 12/1/2028, Ser. C	5,447,951
	Metropolitan Washington DC Airports Auth. Airport System Rev. Refg.
6,000,000	5.000%, 10/1/2038, Ser. A, AMT	6,587,940

	Total	12,035,891

Florida (5.7%)
	Broward County, FL Fuel System Rev. (Fort Lauderdale Fuel Fac.) (AGM Insured)
1,155,000	5.000%, 4/1/2021, Ser. A, AMT[c]	1,238,194
605,000	5.000%, 4/1/2022, Ser. A, AMT[c]	659,172
700,000	5.000%, 4/1/2025, Ser. A, AMT[c]	770,406
	Broward County, FL Water and Sewer Utility Rev. Refg.
1,000,000	5.000%, 10/1/2030, Ser. A	1,154,500
1,500,000	5.000%, 10/1/2031, Ser. B	1,727,520
	CityPlace Community Development District Special Assessment and Rev.
2,000,000	5.000%, 5/1/2026	2,222,280
	Florida Municipal Power Agency Rev.
1,000,000	5.000%, 10/1/2030, Ser. B	1,141,870
840,000	5.000%, 10/1/2031, Ser. B	956,836
148,000	1.500%, 10/1/2035[b]	148,000
	Greater Orlando Aviation Auth. Airport Fac. Rev.
1,500,000	5.000%, 10/1/2039, Ser. Ca	1,560,135
	Gulf Breeze, FL Rev. Refg.
2,020,000	5.000%, 12/1/2033	2,155,360

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Florida (5.7%) - continued
	Halifax Hospital Medical Center Rev.
$755,000	5.000%, 6/1/2020	$795,355
	Higher Educational Fac. Financing Auth., FL Educational Fac. Rev. (Ringling College)
7,225,000	5.000%, 3/1/2042	7,799,604
	Jacksonville, FL Port Auth. Rev. Refg.
2,545,000	5.000%, 11/1/2038, Ser. A, AMT	2,730,683
	Miami-Dade County Industrial Development Auth. (Pinecrest Academy, Inc.)
1,500,000	5.250%, 9/15/2044	1,565,220
	Miami-Dade County, FL Aviation Rev. (Miami International Airport-Hub of the Americas)
7,500,000	5.500%, 10/1/2036, Ser. Ba	7,843,800
8,000,000	5.500%, 10/1/2041, Ser. A	8,330,720
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System)
5,000,000	5.000%, 6/1/2035, Ser. A	5,538,350
	Miami-Dade County, FL Public Fac. Rev. (Jackson Health System) (AGC Insured)
2,000,000	5.625%, 6/1/2034[a,c]	2,068,640
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Health, Inc.)
5,010,000	5.125%, 10/1/2026	5,207,995
	Orange County, FL Health Fac. Auth. Hospital Rev. (Orlando Regional Healthcare System) (NATL-RE Insured)
1,390,000	6.250%, 10/1/2018, Ser. Aa,c	1,401,078
	Orlando-Orange County, FL Expressway Auth. Rev.
3,600,000	5.000%, 7/1/2030, Ser. Aa	3,819,924
4,095,000	5.000%, 7/1/2035, Ser. Ca	4,341,192
	Palm Beach County Health Fac. Auth. Rev. (Life Communities, Inc.)
2,000,000	5.000%, 11/15/2045, Ser. A	2,210,560
	Palm Beach County Health Fac. Auth. Rev. Refg. (Lifespace Communities, Inc.)
3,000,000	5.000%, 5/15/2038, Ser. C	3,215,250
	South FL Water Management District C.O.P. Refg.
4,000,000	5.000%, 10/1/2036	4,514,720
	St. Johns County Industrial Development Auth. Rev. (Presbyterian Retirement Communities)
6,490,000	5.875%, 8/1/2040, Ser. Aa	7,013,224
	Tampa, FL Hospital Rev. Refg. (H. Lee Moffitt Cancer Center)
5,000,000	5.000%, 7/1/2037, Ser. B	5,499,850

	Total	87,630,438

Georgia (0.5%)
	Atlanta, GA Airport General Rev.
1,000,000	5.000%, 1/1/2033, Ser. C, AMT	1,077,220
500,000	5.000%, 1/1/2034, Ser. C, AMT	538,270
500,000	5.000%, 1/1/2037, Ser. C, AMT	537,420

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
181

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Georgia (0.5%) - continued
	Atlanta, GA Airport General Rev. Refg.
$1,425,000	5.000%, 1/1/2033, Ser. B	$1,605,846
	Atlanta, GA Water & Wastewater Rev. Refg.
2,500,000	5.000%, 11/1/2031	2,847,450
	Brunswick, GA Water and Sewer Rev. Refg. and Improvement (NATL-RE Insured)
680,000	6.100%, 10/1/2019[a,c]	696,429
	Georgia Refg. Electric Auth. Rev.
610,000	5.000%, 1/1/2035, Ser. A	666,535

	Total	7,969,170

Guam (<0.1%)
	Port Auth. of Guam Rev.
250,000	5.000%, 7/1/2048, Ser. A	273,740

	Total	273,740

Hawaii (1.6%)
	Hawaii Airports System Rev.
3,040,000	5.250%, 7/1/2030, Ser. A	3,237,569
	Hawaii State Department of Budget and Finance Special Purpose Senior Living Rev. Refg.
1,000,000	5.125%, 11/15/2032	1,101,750
5,395,000	5.250%, 11/15/2037	5,936,604
	Hawaii State Department of Transportation Airport Division Lease Rev. C.O.P.
1,600,000	5.000%, 8/1/2028, AMT	1,749,024
	Hawaii State Harbor System Rev.
6,000,000	5.250%, 7/1/2030, Ser. A	6,365,400
	Honolulu, HI City & County Wastewater System Rev.
350,000	5.000%, 7/1/2036, Ser. A	400,302
	Honolulu, HI City & County Wastewater System Rev. Refg.
4,505,000	5.000%, 7/1/2036, Ser. B	5,152,459

	Total	23,943,108

Idaho (0.2%)
	Idaho Health Fac. Auth. Rev. Refg. (Trinity Health Credit Group)
2,130,000	5.000%, 12/1/2047, Ser. A	2,405,878

	Total	2,405,878

Illinois (6.6%)
	Chicago Metropolitan Water Reclamation District G.O. Refg.
8,700,000	5.250%, 12/1/2032, Ser. C	10,382,058
	Chicago, IL G.O. Refg.
4,000,000	5.000%, 1/1/2023, Ser. C	4,236,600
	Chicago, IL Midway International Airport Rev.
1,120,000	5.000%, 1/1/2026, Ser. A, AMT	1,237,622
	Chicago, IL O’Hare International Airport Rev.
1,000,000	5.000%, 1/1/2047, Ser. D, AMT	1,087,200
1,000,000	5.000%, 1/1/2047, Ser. G, AMT	1,087,200
	Chicago, IL O’Hare International Airport Rev. Refg.
1,200,000	5.000%, 1/1/2029	1,346,496

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Illinois (6.6%) - continued
	Illinois Finance Auth. Multifamily Housing Rev. (Better Housing Foundation)
$1,750,000	5.000%, 12/1/2043, Ser. A-1	$1,763,265
	Illinois Finance Auth. Rev. (DePaul University)
4,075,000	6.000%, 10/1/2032, Ser. Aa	4,506,868
1,000,000	5.000%, 10/1/2041	1,111,670
	Illinois Finance Auth. Rev. (Rush University Medical Center)
1,000,000	5.000%, 11/15/2027, Ser. A	1,133,090
5,000,000	7.250%, 11/1/2038, Ser. Aa	5,072,750
	Illinois Finance Auth. Rev. (The Art Institute of Chicago)
20,000	5.000%, 3/1/2034[a]	22,092
3,510,000	5.000%, 3/1/2034	3,798,663
	Illinois Finance Auth. Rev. Refg. (Northwestern Memorial Healthcare)
4,000,000	5.000%, 7/15/2042	4,530,920
	Illinois Finance Auth. Rev. Refg. (Rosalind Franklin University)
2,100,000	5.000%, 8/1/2047, Ser. A	2,265,606
	Illinois Finance Auth. Rev. Refg. (Rush University Medical Center) (NATL-RE Insured)
2,020,000	5.250%, 11/1/2035, Ser. Ba,c	2,039,473
	Illinois Finance Auth. Student Housing & Academic Fac. Rev. (CHF - Chicago, LLC - University of IL at Chicago)
1,000,000	5.000%, 2/15/2047	1,079,920
	Illinois State Finance Auth. Rev.
1,750,000	5.000%, 8/1/2042, Ser. A	1,896,282
	Illinois State G.O.
7,000,000	5.000%, 11/1/2023, Ser. D	7,485,100
7,000,000	5.000%, 6/1/2024	7,503,300
5,000,000	5.000%, 3/1/2027	5,204,050
1,500,000	5.500%, 7/1/2033	1,590,495
1,750,000	5.500%, 7/1/2038	1,842,068
	Joliet, IL Regional Port District Marine Terminal Rev. Refg. (Exxon)
1,350,000	1.480%, 10/1/2024[b]	1,350,000
	Metropolitan Pier and Exposition Auth., IL Refg. (McCormick Place Expansion) (NATL-RE Insured)
17,605,000	Zero Coupon, 6/15/2020, Ser. Ac	16,667,182
3,100,000	Zero Coupon, 6/15/2024, Ser. Ac	2,504,149
2,000,000	Zero Coupon, 12/15/2024, Ser. Ac	1,580,520
	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion)
2,000,000	Zero Coupon, 12/15/2047, Ser. Bd	1,112,100
	Metropolitan Pier and Exposition Auth., IL Rev. Refg. (McCormick Place Expansion) (NATL-RE Insured)
920,000	5.500%, 6/15/2020[c]	926,900

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
182

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Illinois (6.6%) - continued
	Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, IL Rev. (NATL-RE Insured)
$1,435,000	6.700%, 11/1/2021, Ser. Ac	$1,554,765
	University of Illinois Auxiliary Fac. System Rev.
2,500,000	5.750%, 4/1/2038, Ser. Aa	2,569,025

	Total	100,487,429

Indiana (2.5%)
	Indiana Bond Bank Special Program Rev. (Clark Memorial Hospital)
7,000,000	5.500%, 8/1/2029, Ser. Da	7,143,500
	Indiana Finance Auth. Hospital Rev. (Deaconess Hospital)
1,500,000	6.750%, 3/1/2039, Ser. Aa	1,545,945
	Indiana Finance Auth. Wastewater Utility Rev. (CWA Auth., Inc.)
6,000,000	5.000%, 10/1/2041, Ser. A	6,742,800
	Indiana Municipal Power Agency Power Supply System Rev.
1,750,000	5.250%, 1/1/2034, Ser. Aa	2,014,898
4,155,000	5.000%, 1/1/2042, Ser. Aa	4,531,983
	Indianapolis Local Public Improvement Bank Rev. (Waterworks)
980,000	5.750%, 1/1/2038, Ser. Aa	997,806
	Indianapolis Local Public Improvement Bank Rev. Refg. (Waterworks)
4,020,000	5.750%, 1/1/2038, Ser. A	4,086,089
	Knox County, IN Economic Development Rev. Refg. (Good Samaritan Hospital)
2,850,000	5.000%, 4/1/2037, Ser. A	2,951,004
6,965,000	5.000%, 4/1/2042, Ser. A	7,192,616
	Purdue University, IN Rev. Refg.
1,500,000	5.000%, 7/1/2028, Ser. A	1,742,145

	Total	38,948,786

Iowa (2.0%)
	Ames, IA Rev. Refg. (Mary Greeley Medical Center)
4,430,000	5.000%, 6/15/2032	4,977,415
	Cedar Falls Community School District, Black Hawk County School Infrastructure Sales, Services and Use Tax Rev.
3,165,000	5.400%, 6/1/2029[a]	3,266,438
	Des Moines, IA Airport Auth. Rev. Refg.
1,205,000	5.000%, 6/1/2024, AMT	1,297,436
	Iowa Finance Auth. Rev.
8,100,000	5.000%, 8/1/2036	9,459,504
	Iowa State Finance Auth. Rev. (Lifespace Communities, Inc.)
4,000,000	5.000%, 5/15/2041, Ser. A	4,317,880
	Iowa State Finance Auth. Rev. Refg.
3,000,000	5.000%, 8/1/2042	3,467,490

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Iowa (2.0%) - continued
	Waterloo, IA Community School District Tax Rev. Refg. (School Infrastructure Sales, Services, and Use)
$3,560,000	5.000%, 7/1/2029, Ser. Aa	$3,672,959

	Total	30,459,122

Kansas (0.8%)
	Kansas Development Finance Auth. Rev.
3,575,000	5.000%, 5/15/2030, Ser. S	3,703,342
	Lenexa, KS Health Care Fac. Rev. Refg. (Lakeville Village, Inc.)
2,750,000	5.000%, 5/15/2039, Ser. A	2,954,573
	Sedgwick and Shawnee Counties, KS Single Family Mortgage Rev. (GNMA Collateralized)
10,000	6.700%, 6/1/2029, Ser. A-2[c]	10,015
	University of Kansas Hospital Auth. Refg. Rev.
4,635,000	5.000%, 3/1/2047, Ser. A	5,171,826

	Total	11,839,756

Kentucky (1.2%)
	Kentucky Economic Development Finance Auth. Hospital Rev. (Owensboro Medical Health System, Inc.)
5,880,000	6.375%, 6/1/2040, Ser. Aa	6,365,453
	Kentucky State Turnpike Auth. Economic Development Road Rev.
5,000,000	5.000%, 7/1/2028, Ser. Aa	5,569,900
	Paducah, KY Electric Plant Board Rev. (AGC Insured)
2,500,000	5.250%, 10/1/2035, Ser. Aa,c	2,562,500
	Paducah, KY Electric Plant Board Rev. (AGM Insured)
750,000	5.000%, 10/1/2035, Ser. Ac	826,455
	Pikeville, KY Hospital Rev. (Pikeville Medical Center, Inc.)
3,540,000	6.500%, 3/1/2041	3,839,838

	Total	19,164,146

Louisiana (2.7%)
	Alexandria, LA Utilities Rev.
5,000,000	5.000%, 5/1/2043, Ser. A	5,462,300
	Lafayette Public Power Auth. Electric Rev.
375,000	5.000%, 11/1/2022	418,309
1,520,000	5.000%, 11/1/2031	1,680,557
	Louisiana Local Government Environmental Fac. & Community Development Auth. East Baton Rouge Sewer Rev.
4,900,000	5.000%, 2/1/2035, Ser. A	5,374,271
	Louisiana State Gas and Fuels Tax Rev.
5,000,000	5.000%, 5/1/2033, Ser. Ba	5,290,750
7,000,000	5.000%, 5/1/2045, Ser. Ba	7,407,050
	Louisiana State Public Fac. Auth. Rev. (University of New Orleans Research & Technology Foundation, Inc. Student Housing) (AGM Insured)
1,355,000	5.000%, 9/1/2030[c]	1,520,581
800,000	5.000%, 9/1/2031[c]	895,856

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
183

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Louisiana (2.7%) - continued
	Louisiana Utilities Rev. (Parish of St. Tammany)
$2,000,000	5.500%, 8/1/2035, Ser. B	$2,146,160
	New Orleans, LA Aviation Board Rev.
2,500,000	5.000%, 1/1/2040, Ser. B, AMT	2,721,175
750,000	5.000%, 1/1/2048, Ser. B, AMT	824,475
	New Orleans, LA G.O. Refg.
750,000	5.000%, 12/1/2026	865,080
850,000	5.000%, 12/1/2027	975,545
350,000	5.000%, 12/1/2029	398,955
	Port of New Orleans Board of Commissioners Port Fac. Refg. Rev.
1,365,000	5.000%, 4/1/2030, Ser. B, AMT	1,472,453
1,500,000	5.000%, 4/1/2031, Ser. B, AMT	1,616,055
525,000	5.000%, 4/1/2033, Ser. B, AMT	561,624
	Port of New Orleans Board of Commissioners Rev. (AGM Insured)
1,500,000	5.000%, 4/1/2043, Ser. B, AMT[c]	1,690,935

	Total	41,322,131

Maryland (0.1%)
	Maryland Health & Higher Educational Fac. Auth. Rev. (Loyola University)
1,000,000	5.000%, 10/1/2045	1,109,370

	Total	1,109,370

Massachusetts (3.5%)
	Massachusetts Bay Transportation Auth. Sales Tax Rev. (NATL-RE Insured)
5,000,000	5.500%, 7/1/2025, Ser. Bc	6,042,100
	Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute)
6,500,000	5.000%, 12/1/2046	7,293,780
	Massachusetts Development Finance Agency Rev. (Northeastern University)
750,000	5.000%, 10/1/2031	827,745
	Massachusetts Development Finance Agency Rev. (Wellesley College)
3,000,000	5.000%, 7/1/2042, Ser. J	3,295,560
	Massachusetts Health & Educational Fac. Auth. Rev. (Massachusetts Institute of Technology)
15,295,000	5.250%, 7/1/2033, Ser. L	19,621,344
	Massachusetts Health & Educational Fac. Auth. Rev. (Tufts University)
5,400,000	5.500%, 2/15/2028, Ser. M	6,709,878
375,000	1.450%, 8/15/2040, Ser. N-1[b]	375,000
	Massachusetts Port Auth. Rev.
8,300,000	5.000%, 7/1/2042, Ser. A, AMT	8,924,409

	Total	53,089,816

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Michigan (2.2%)
	East Lansing Building Auth., Ingham and Clinton Counties, MI Building Auth. Rev. (G.O. Limited Tax)
$870,000	5.700%, 4/1/2020	$906,218
	Flint Hospital Building Auth. Rev. Refg. (Hurley Medical Center)
3,000,000	5.000%, 7/1/2019, Ser. B	3,060,720
	Grand Valley, MI State University General Rev. Refg.
650,000	5.000%, 12/1/2029, Ser. B	736,034
	Grand Valley, MI State University Rev.
1,850,000	5.000%, 12/1/2031, Ser. A	2,090,315
	Great Lakes, MI Water Auth. Water Supply System Rev.
10,000,000	5.000%, 7/1/2046, Ser. A	11,109,100
	Kalamazoo Hospital Finance Auth. Hospital Rev. (Bronson Methodist Hospital) (AGM Insured)
2,210,000	5.250%, 5/15/2036[a,c]	2,344,965
1,790,000	5.250%, 5/15/2036[c]	1,875,401
	Kent County, MI G.O.
2,775,000	5.000%, 1/1/2024, AMT	3,014,399
	Michigan State Finance Auth. Rev. (Beaumont Health Credit Group)
6,000,000	5.000%, 11/1/2044	6,575,400
	Rochester Community School District, Oakland and Macomb Counties, MI School Building and Site G.O. (NATL-RE Q-SBLF Insured)
2,280,000	5.000%, 5/1/2019[c]	2,339,189

	Total	34,051,741

Minnesota (3.4%)
	Goodhue County, MN Education District No. 6051 C.O.P.
250,000	5.000%, 2/1/2029	274,502
500,000	5.000%, 2/1/2034	544,510
750,000	5.000%, 2/1/2039	810,488
	Ham Lake, MN Charter School Lease Rev. (DaVinci Academy of Arts and Science)
340,000	5.000%, 7/1/2036, Ser. A	345,987
	Housing and Redevelopment Auth. of The City of St. Paul Minnesota Rev.
1,000,000	5.000%, 10/1/2043[e]	1,030,180
	Minneapolis, MN Student Housing Rev. (Riverton Community Housing)
500,000	5.000%, 8/1/2053[e]	506,905
	Minnesota Higher Education Fac. Auth. Rev. (Augsburg College)
2,500,000	5.000%, 5/1/2046, Ser. A	2,658,125
	Minnesota Higher Education Fac. Auth. Rev. (College of St. Scholastica, Inc.)
1,575,000	5.250%, 12/1/2035, Ser. H	1,624,565
1,800,000	6.300%, 12/1/2040, Ser. 7J	1,877,058
	Minnesota Higher Education Fac. Auth. Rev. Refg. (Gustavus Adolphus College)
4,250,000	5.000%, 10/1/2047	4,742,362
	Minnesota State Municipal Power Agency Electric Rev.
200,000	5.000%, 10/1/2029	227,778
150,000	5.000%, 10/1/2030	170,559
200,000	5.000%, 10/1/2032	227,046

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
184

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Minnesota (3.4%) - continued
$175,000	5.000%, 10/1/2033	$198,133
1,500,000	5.000%, 10/1/2047	1,676,580
	North Oaks, MN Senior Housing Rev. Refg. (Waverly Gardens)
4,000,000	5.000%, 10/1/2047	4,311,000
	Rochester, MN Health Care Fac. Rev. (Olmsted Medical Center)
1,000,000	5.875%, 7/1/2030	1,069,850
	St. Cloud, MN Health Care Rev. Refg. (CentraCare Health System)
125,000	5.125%, 5/1/2030, Ser. A	131,980
1,915,000	5.125%, 5/1/2030, Ser. Aa	2,027,047
1,000,000	5.000%, 5/1/2046, Ser. A	1,106,680
	St. Louis Park, MN Health Care Fac. Rev. Refg. (Park Nicollet Health Services)
5,745,000	5.750%, 7/1/2039[a]	5,963,540
	St. Paul, MN Housing & Redevelopment Auth. Health Care Fac. Rev. Refg. (HealthPartners Obligated Group)
5,945,000	5.000%, 7/1/2032, Ser. A	6,713,986
	St. Paul, MN Housing & Redevelopment Auth. Health Care Rev. Refg. (Fairview Health Services)
6,945,000	5.000%, 11/15/2047, Ser. A	7,805,486
	University of Minnesota Rev. (State Supported Biomedical Science Research Fac. Funding)
1,655,000	5.000%, 8/1/2030, Ser. B	1,798,240
	Western Minnesota Municipal Power Agency Rev.
1,000,000	5.000%, 1/1/2033, Ser. A	1,121,530
1,000,000	5.000%, 1/1/2034, Ser. A	1,120,990
300,000	5.000%, 1/1/2035, Ser. A	335,331
1,000,000	5.000%, 1/1/2040, Ser. A	1,110,840
	Winona, MN Health Care Fac. Rev. Refg. (Winona Health Obligated Group)
500,000	5.000%, 7/1/2034	514,300

	Total	52,045,578

Mississippi (0.3%)
	D’Iberville Tax Increment Refg. (Gulf Coast Promenade)
1,750,000	5.000%, 4/1/2033	1,860,512
	Mississippi Development Bank S.O. (Desoto County Highway Construction)
3,180,000	5.000%, 1/1/2030	3,479,556

	Total	5,340,068

Missouri (0.4%)
	Missouri State Health and Educational Fac. Auth. Health Fac. Rev. (Lake Regional Health System)
810,000	5.000%, 2/15/2019	821,932
925,000	5.000%, 2/15/2022	1,001,155
1,680,000	5.000%, 2/15/2034	1,759,699
	St. Louis, MO Airport Rev. (AGM Insured)
1,000,000	5.000%, 7/1/2047, Ser. Cc	1,135,290

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Missouri (0.4%) - continued
	St. Louis, MO Airport Rev. Refg. (Lambert-St. Louis International Airport)
$1,000,000	5.000%, 7/1/2032, AMT	$1,084,470

	Total	5,802,546

Nebraska (1.7%)
	Douglas County, NE Hospital Auth. No. 3 Health Fac. Refg. Rev. (Nebraska Methodist Health System)
2,000,000	5.750%, 11/1/2048[a]	2,021,480
	Lincoln, NE Lincoln Electric System Rev. Refg.
2,500,000	5.000%, 9/1/2037	2,760,400
	Nebraska Public Power District Rev.
1,325,000	5.000%, 1/1/2033, Ser. A	1,436,790
	Omaha, NE Public Power District Electric Rev.
8,150,000	5.000%, 2/1/2045, Ser. A	9,176,655
	Omaha, NE Public Power District Electric Rev. Refg.
2,260,000	5.000%, 2/1/2042, Ser. A	2,601,554
	Omaha, NE Sanitary Sewerage System Rev.
1,340,000	5.000%, 11/15/2034	1,525,349
	University of Nebraska Lincoln Student Fees and Fac. Rev.
1,000,000	5.000%, 7/1/2037	1,088,490
	University of Nebraska Lincoln Student Fees and Fac. Rev. Refg.
3,050,000	5.000%, 7/1/2038	3,352,896
	University of Nebraska Student Housing Rev.
1,680,000	5.000%, 5/15/2040, Ser. Ba	1,779,842

	Total	25,743,456

Nevada (0.4%)
	Carson City, NV Hospital Rev. Refg. (Carson Tahoe Regional Medical Center)
1,500,000	5.000%, 9/1/2042, Ser. A	1,644,345
3,250,000	5.000%, 9/1/2047, Ser. A	3,544,450
	Director of the State of Nevada Department of Business & Industry Rev. (Somerset Academy of Las Vegas)
500,000	5.000%, 12/15/2048, Ser. Ae	511,100

	Total	5,699,895

New Hampshire (0.1%)
	New Hampshire State Turnpike System Rev. Refg.
2,000,000	5.000%, 10/1/2019	2,079,720

	Total	2,079,720

New Jersey (2.2%)
	New Jersey Economic Development Auth. Rev.
4,350,000	5.000%, 6/15/2042, Ser. D	4,695,521
	New Jersey Educational Fac. Auth. Rev. Refg. (Kean University)
1,000,000	5.500%, 9/1/2036, Ser. Aa	1,042,700
	New Jersey Transportation Trust Fund Auth. Rev.
1,500,000	5.000%, 6/15/2026, Ser. A	1,582,695

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
185

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
New Jersey (2.2%) - continued
$1,000,000	5.250%, 6/15/2033, Ser. AA	$1,095,120
1,645,000	5.250%, 6/15/2034, Ser. AA	1,795,221
	New Jersey Transportation Trust Fund Auth. Rev. Federal Highway Reimbursement Notes
10,000,000	5.000%, 6/15/2023, Ser. A-2	10,022,800
	Ocean County, NJ Utilities Auth. Waste Water Rev. (NATL-RE Insured)
3,180,000	5.250%, 1/1/2025[c]	3,730,172
	Tobacco Settlement Financing Corporation Rev. Refg.
8,275,000	5.250%, 6/1/2046, Ser. A	9,265,600

	Total	33,229,829

New York (7.8%)
	Buffalo & Erie County, NY Industrial Land Development Corporation Rev.
1,500,000	5.000%, 8/1/2047, Ser. A	1,576,845
	Hudson, NY Yards Infrastructure Corporation Rev. Refg.
2,000,000	5.000%, 2/15/2042, Ser. A	2,268,620
	Metropolitan Transportation Auth. NY Rev. Refg.
2,190,000	5.000%, 11/15/2035	2,532,998
	Monroe County Industrial Development Corporation Rev. Refg. (University of Rochester)
1,000,000	5.000%, 7/1/2030	1,182,850
800,000	5.000%, 7/1/2031	941,424
1,550,000	5.000%, 7/1/2031	1,824,009
	New York City Municipal Water Finance Auth. Water and Sewer System Rev.
3,250,000	5.375%, 6/15/2043, Ser. EE	3,510,390
500,000	1.490%, 6/15/2049, Ser. BB-1[b]	500,000
	New York City Transitional Finance Auth. Future Tax Secured Rev.
300,000	1.490%, 8/1/2031, Ser. Cb	300,000
15,000,000	5.000%, 11/1/2033, Ser. D-1	16,368,000
13,085,000	5.000%, 5/1/2042, Ser. F-1	14,858,279
6,000,000	5.000%, 2/1/2043, Ser. A	6,788,460
	New York City Water & Sewer System Rev.
375,000	1.490%, 6/15/2025, Ser. Bb	375,000
1,300,000	1.490%, 6/15/2048, Ser. AA-1[b]	1,300,000
	New York State Dormitory Auth. State Personal Income Tax Rev.
15,000	5.000%, 2/15/2029, Ser. Aa	15,296
235,000	5.000%, 2/15/2029, Ser. A	239,235
4,875,000	5.000%, 2/15/2029, Ser. Aa	4,971,281
5,000,000	5.000%, 3/15/2039, Ser. C	5,590,200
	New York State Dormitory Auth. State Personal Income Tax Rev. Refg.
8,330,000	5.000%, 2/15/2043, Ser. B	9,470,377
	New York State Liberty Development Corporation Liberty Rev.
10,000,000	5.250%, 12/15/2043	10,964,500
	New York State Urban Development Corporation State Personal Income Tax Rev. (State Fac. and Equipment)
3,870,000	5.000%, 3/15/2036, Ser. B-1[a]	3,957,501

Principal Amount	Long-Term Fixed Income (99.6%)	Value
New York (7.8%) - continued
	New York Transportation Development Corporation Special Fac. Rev. (LaGuardia Airport)
$775,000	5.000%, 1/1/2036, AMT	$860,963
	New York, NY G.O.
970,000	1.490%, 8/1/2028, Ser. Jb	970,000
1,920,000	5.000%, 8/1/2032, Ser. A	2,170,944
1,100,000	1.490%, 8/1/2034, Ser. Eb	1,100,000
450,000	1.490%, 3/1/2042, Ser. Fb	450,000
	Port Auth. of New York & New Jersey Rev.
1,125,000	5.000%, 12/1/2024, AMT	1,265,107
2,500,000	5.000%, 9/1/2035	2,826,375
2,500,000	5.000%, 9/1/2036	2,821,900
5,000,000	5.000%, 9/1/2039	5,625,850
	Port Auth. of New York & New Jersey Rev. Refg.
5,000,000	5.000%, 9/15/2034, Ser. 207, AMT	5,713,250
1,715,000	5.000%, 9/15/2048, Ser. 207, AMT	1,922,018
	Triborough NY Bridge & Tunnel Auth. Rev.
2,550,000	5.000%, 11/15/2037, Ser. 2008B-3	2,906,515
1,000,000	5.250%, 11/15/2045, Ser. A	1,149,090

	Total	119,317,277

North Carolina (1.4%)
	Charlotte, NC, Rev. (Charlotte Douglas International Airport)
1,500,000	5.000%, 7/1/2042, Ser. A	1,717,935
	North Carolina Capital Fac. Finance Agency Educational Fac. Rev. Refg. (Meredith College)
2,870,000	5.000%, 6/1/2038	3,117,423
	North Carolina Capital Fac. Finance Agency Rev. Refg. (Johnson and Wales University)
1,000,000	5.000%, 4/1/2032	1,098,280
1,000,000	5.000%, 4/1/2033	1,096,440
	North Carolina Eastern Municipal Power Agency Power System Rev.
2,580,000	5.000%, 1/1/2021, Ser. Aa	2,779,202
1,475,000	6.000%, 1/1/2026, Ser. Aa	1,677,104
	North Carolina Medical Care Commission Health System Rev. Refg. (Mission Health Combined Group)
1,000,000	5.000%, 10/1/2035	1,038,670
500,000	5.000%, 10/1/2036	518,955
	North Carolina Municipal Power Agency No. 1 Catawba Electric Rev. Refg.
925,000	5.000%, 1/1/2025, Ser. A	937,793
360,000	5.000%, 1/1/2030, Ser. A	364,885
	Raleigh Durham, NC Airport Auth. Rev.
4,895,000	5.000%, 5/1/2036, Ser. A	5,141,463
	University of North Carolina at Wilmington, Rev. (Student Housing)
1,745,000	5.000%, 6/1/2022	1,926,881

	Total	21,415,031

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
186

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
North Dakota (0.4%)
	Grand Forks, ND Altru Health System Rev.
$3,890,000	5.000%, 12/1/2042, Ser. A	$4,260,017
	North Dakota Public Finance Auth. Rev. (State Revolving Fund)
1,495,000	5.000%, 10/1/2031, Ser. A	1,628,443

	Total	5,888,460

Ohio (5.3%)
	American Municipal Power Ohio, Inc. Rev. (Greenup Hydroelectric)
1,000,000	5.000%, 2/15/2041, Ser. A	1,109,780
	AMP Fremont Energy Center Rev.
3,000,000	5.000%, 2/15/2037, Ser. B	3,233,280
	Buckeye, OH Tobacco Settlement Financing Auth. Rev.
14,505,000	5.125%, 6/1/2024, Ser. A-2	14,465,256
	County of Fairfield, OH Hospital Rev. Refg. and Improvement (Fairfield Medical Center)
3,470,000	5.250%, 6/15/2043	3,672,613
	Cuyahoga County, OH Sales Tax Rev.
1,000,000	5.000%, 12/1/2035	1,134,220
	Hamilton County, OH Health Care Improvement Rev. Refg. (Life Enriching Communities)
1,800,000	5.000%, 1/1/2046	1,929,942
	Kent State University General Receipts Rev.
400,000	5.000%, 5/1/2021	433,364
2,000,000	5.000%, 5/1/2029	2,302,940
1,500,000	5.000%, 5/1/2037, Ser. A	1,624,890
	Lucas County, OH Health Care System Refg. Rev. (Sunset Retirement Communities)
1,360,000	5.125%, 8/15/2025	1,447,326
1,750,000	5.500%, 8/15/2030	1,858,780
	Miami University OH Rev.
1,600,000	5.000%, 9/1/2036	1,719,824
	Ohio Higher Educational Fac. Commission Rev. (Case Western Reserve University)
1,080,000	6.500%, 10/1/2020, Ser. B	1,133,385
2,745,000	5.000%, 12/1/2028	3,130,590
	Ohio Higher Educational Fac. Commission Rev. (Dayton University)
2,565,000	5.000%, 12/1/2035, Ser. A	2,879,597
	Ohio Higher Educational Fac. Commission Rev. (Kenyon College)
3,025,000	5.000%, 7/1/2042	3,377,170
	Ohio Higher Educational Fac. Commission Rev. Refg. (Kenyon College)
3,235,000	5.250%, 7/1/2044[a]	3,447,766
1,505,000	5.250%, 7/1/2044	1,591,417
	Ohio Hospital Rev. (Cleveland Clinic Health System Obligated Group)
5,000,000	5.000%, 1/1/2034	5,433,850
	Ohio Turnpike Commission Rev.
8,570,000	Zero Coupon, 2/15/2034[d]	8,345,295
	Ohio Turnpike Commission Rev. Refg. (NATL-RE Insured)
10,000,000	5.500%, 2/15/2026, Ser. Ac	11,807,500

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Ohio (5.3%) - continued
	Toledo, OH Water System Rev. and Improvements
$2,455,000	5.000%, 11/15/2036	$2,787,677
	Toledo, OH Water System Rev. Refg. and Improvements
2,500,000	5.000%, 11/15/2038	2,754,075

	Total	81,620,537

Oklahoma (1.9%)
	Grand River, OK Dam Authority Rev.
7,815,000	5.000%, 6/1/2039, Ser. A	8,760,459
	Oklahoma Agricultural and Mechanical Colleges General Rev.
3,000,000	5.000%, 8/1/2038, Ser. C	3,322,020
	Oklahoma Development Finance Auth. Health System Rev. (OU Medicine)
4,275,000	5.250%, 8/15/2048, Ser. B	4,803,347
	Oklahoma Turnpike Auth. Rev.
2,500,000	5.000%, 1/1/2042, Ser. A	2,807,125
5,665,000	5.000%, 1/1/2047, Ser. C	6,416,292
	Oklahoma Turnpike Auth. Rev. Refg.
500,000	5.000%, 1/1/2028, Ser. A	534,800
	Oklahoma Water Resources Board Loan Program Rev.
2,005,000	5.000%, 10/1/2040, Ser. A	2,287,144

	Total	28,931,187

Oregon (0.3%)
	Clackamas County, OR Hospital Fac. Auth. Rev. (Legacy Health Systems)
300,000	5.500%, 7/15/2035, Ser. Aa	311,190
	Port of Portland, OR Rev. Refg. (Portland International Airport)
1,025,000	5.000%, 7/1/2035, Ser. 23	1,152,120
	Salem-Keizer School District No. 24J, Marion and Polk Counties, OR G.O.
5,000,000	Zero Coupon, 6/15/2028, Ser. B	3,701,550

	Total	5,164,860

Pennsylvania (2.3%)
	Allegheny County Hospital Development Auth. Rev. (University of Pittsburgh Medical Center)
2,100,000	5.625%, 8/15/2039	2,180,745
	Berks County, PA Industrial Development Auth. Healthcare Fac. Rev. Refg. (Highlands at Wyomissing)
460,000	5.000%, 5/15/2043	498,690
410,000	5.000%, 5/15/2048	443,206
	Cumberland County, PA Municipal Auth. Rev. (Diakon Lutheran Social Ministries)
205,000	6.125%, 1/1/2029	207,973
1,860,000	6.125%, 1/1/2029[a]	1,895,879
1,350,000	5.000%, 1/1/2038	1,458,945
	Lycoming County, PA Auth. Health System Rev. (Susquehanna Health System)
7,075,000	5.750%, 7/1/2039, Ser. A	7,346,822
	Pennsylvania Turnpike Commission Turnpike Rev.
3,000,000	5.000%, 12/1/2040, Ser. B	3,331,590

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
187

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Pennsylvania (2.3%) - continued
$4,950,000	5.000%, 12/1/2046, Ser. A-1	$5,475,888
	Pennsylvania Turnpike Commission Turnpike Rev. (AGM Insured)
10,440,000	6.250%, 6/1/2033, Ser. Cc	12,767,285

	Total	35,607,023

South Carolina (1.4%)
	Beaufort-Jasper Water & Sewer Auth. Rev. Refg.
425,000	5.000%, 3/1/2025, Ser. B	494,980
	Charleston County, SC Airport System Rev.
6,215,000	5.500%, 7/1/2031, Ser. A, AMT	6,986,281
	Greenwood County, SC Hospital Fac. Rev. (Self Regional Healthcare)
2,250,000	5.375%, 10/1/2039[a]	2,347,245
	Greenwood County, SC Hospital Fac. Rev. Refg. (Self Regional Healthcare)
1,120,000	5.000%, 10/1/2024, Ser. B	1,227,296
2,890,000	5.000%, 10/1/2031, Ser. B	3,136,084
	Piedmont, SC Municipal Power Agency Electric Rev. Refg. (NATL-RE Insured)
4,000,000	6.250%, 1/1/2021[c]	4,400,560
	South Carolina Jobs Economic Development Auth. Refg. (Life Communities, Inc.)
2,000,000	5.000%, 11/15/2047, Ser. C	2,211,920

	Total	20,804,366

South Dakota (0.3%)
	South Dakota Board Of Regents Housing & Auxiliary Fac. System Rev.
1,000,000	5.000%, 4/1/2033, Ser. B	1,124,320
	South Dakota Health & Educational Fac. Auth. Rev. (Regional Health)
1,000,000	5.000%, 9/1/2023[a]	1,067,160
820,000	5.000%, 9/1/2025[a]	875,071
	South Dakota Health & Educational Fac. Auth. Rev. (Sanford Health)
1,250,000	5.500%, 11/1/2040	1,302,638

	Total	4,369,189

Tennessee (0.3%)
	Jackson-Madison County General Hospital, Inc.
555,000	5.625%, 4/1/2038	556,921
930,000	5.750%, 4/1/2041	933,264
	Tennessee State School Bond Auth. Rev. (2nd Program)
500,000	5.000%, 11/1/2031	572,175
450,000	5.000%, 11/1/2032	514,116
1,275,000	5.000%, 11/1/2034	1,448,770
250,000	5.000%, 11/1/2036	283,457

	Total	4,308,703

Texas (9.4%)
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools)
1,000,000	5.000%, 8/15/2042	1,052,530
2,000,000	6.000%, 8/15/2043	2,225,100

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Texas (9.4%) - continued
	Clifton, TX Higher Education Finance Corporation Education Rev. (IDEA Public Schools) (PSF-GTD Insured)
$1,000,000	5.000%, 8/15/2036, Ser. Ac	$1,124,390
4,605,000	5.000%, 8/15/2039[c]	5,088,571
2,000,000	5.000%, 8/15/2046, Ser. Ac	2,227,800
	Clifton, TX Higher Education Finance Corporation Education Rev. (Uplift Education)
4,000,000	6.250%, 12/1/2045, Ser. Aa	4,400,480
	Dallas and Fort Worth, TX International Airport Rev. Refg.
4,000,000	5.250%, 11/1/2033, Ser. F	4,497,840
	Gulf Coast Auth. Rev.
360,000	1.530%, 12/1/2025[b]	360,000
	Gulf Coast Waste Disposal Auth., TX Environmental Fac. Rev. (ExxonMobil)
500,000	1.530%, 9/1/2025[b]	500,000
	Gulf Coast Waste Disposal Auth., TX Pollution Control Rev. Refg. (Exxon)
1,100,000	1.480%, 6/1/2020[b]	1,100,000
1,720,000	1.480%, 10/1/2024[b]	1,720,000
	Harris County Health Fac. Development Corporation Hospital Rev. Refg. (Memorial Hermann Healthcare System)
2,015,000	7.250%, 12/1/2035, Ser. Ba	2,054,292
	Harris County Industrial Development Corporation Pollution Control Rev. (Exxon)
600,000	1.480%, 3/1/2024[b]	600,000
	Harris County, TX Cultural Education Fac. Finance Corporation Rev. Refg. (Brazos Presbyterian Homes)
2,000,000	5.000%, 1/1/2037	2,132,800
	Houston, TX Water and Sewer System Rev. Refg. (AGM Insured)
10,000,000	5.750%, 12/1/2032, Ser. Aa,c	13,405,900
	Lake Travis Independent School District G.O. Refg. (PSF-GTD Insured)
1,000,000	5.000%, 2/15/2031[c]	1,167,650
	Lewisville Independent School District, Denton County, TX G.O. Unlimited Tax School Building and Refg. (PSF-GTD Insured)
5,315,000	Zero Coupon, 8/15/2019[c]	5,228,472
	New Hope Cultural Education Facilities Corporation, TX Student Housing Rev. (Collegiate Housing College Station I LLC - Texas A&M University)
1,000,000	5.000%, 4/1/2029, Ser. A	1,082,290
	North East Independent School District, Bexar County, TX G.O. Unlimited Tax Refg. (PSF-GTD Insured)
5,000,000	5.250%, 2/1/2028[c]	6,104,000
2,000,000	5.250%, 2/1/2029[c]	2,465,540
	North Texas Education Finance Corporation Education Rev. (Uplift Education)
4,500,000	5.125%, 12/1/2042, Ser. A	4,730,130

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
188

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Texas (9.4%) - continued
	North Texas Tollway Auth. System Rev.
$15,000,000	5.000%, 9/1/2030, Ser. Da	$16,361,250
	North Texas Tollway Auth. System Rev. Refg.
5,000,000	5.000%, 1/1/2042, Ser. B	5,360,700
	North Texas Tollway Auth. System Rev. Refg. (AGC Insured)
5,000,000	Zero Coupon, 1/1/2028, Ser. Dc	3,715,200
	Northwest Independent School District G.O. (Denton, Tarrant and Wise Counties, TX) (PSF-GTD Insured)
5,705,000	5.000%, 2/15/2038[c]	6,363,072
	Pharr, TX Higher Education Finance Auth. Education Rev. (Idea Public Schools)
2,500,000	6.250%, 8/15/2029, Ser. Aa	2,617,650
350,000	6.500%, 8/15/2039, Ser. Aa	367,364
1,650,000	6.500%, 8/15/2039, Ser. Aa	1,732,731
	Red River Education Finance Corporation Rev. (St. Edwards University)
2,130,000	5.000%, 6/1/2046	2,286,683
	San Antonio Water System Rev.
7,875,000	5.000%, 5/15/2039, Ser. A	9,093,341
	San Juan Higher Education Finance Auth. Education Rev. (IDEA Public Schools)
2,000,000	6.700%, 8/15/2040, Ser. Aa	2,195,040
	Socorro, TX Independent School District G.O. (PSF-GTD Insured)
75,000	5.000%, 8/15/2034[c]	79,559
1,925,000	5.000%, 8/15/2034[a,c]	2,053,590
	Southwest TX Higher Education Auth. Rev. (Southern Methodist University)
1,700,000	5.000%, 10/1/2041[a]	1,818,286
	Southwest TX Higher Education Auth. Rev. Refg. (Southern Methodist University)
600,000	5.000%, 10/1/2039	686,706
600,000	5.000%, 10/1/2040	686,190
700,000	5.000%, 10/1/2041	799,960
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center)
2,640,000	5.000%, 9/1/2030	2,912,897
	Tarrant County Cultural Education Fac. Finance Corporation Hospital Rev. (Hendrick Medical Center) (AGC Insured)
1,250,000	5.250%, 9/1/2026, Ser. Bc	1,294,425
2,000,000	5.250%, 9/1/2027, Ser. Bc	2,070,640
1,000,000	5.250%, 9/1/2028, Ser. Bc	1,035,100
	Tarrant County Cultural Education Fac. Finance Corporation Rev. Refg. (Trinity Terrace)
765,000	5.000%, 10/1/2044, Ser. A-1	813,256
	Texas G.O. Refg.
13,940,000	5.000%, 10/1/2044, Ser. A	15,681,385

	Total	143,292,810

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Utah (1.8%)
	Riverton, UT Hospital Rev.
$3,010,000	5.000%, 8/15/2041[a]	$3,116,313
	Salt Lake City, UT Airport Rev.
1,000,000	5.000%, 7/1/2042, Ser. A, AMT	1,118,860
	Utah Associated Municipal Power Systems Rev. Refg. (Central-St. George Transmission)
6,000,000	5.250%, 12/1/2027[a]	6,278,100
	Utah Charter School Finance Auth. Rev. (North Davis Preparatory)
1,000,000	6.250%, 7/15/2030	1,055,720
	Utah Charter School Finance Auth. Rev. (Utah Charter Academies)
800,000	5.000%, 10/15/2048	886,376
	Utah County, UT Hospital Rev. (IHC Health Services, Inc.)
1,085,000	5.000%, 5/15/2023, Ser. A	1,228,589
3,175,000	5.000%, 5/15/2043	3,426,397
1,610,000	5.000%, 5/15/2045, Ser. A	1,766,347
7,500,000	5.000%, 5/15/2046, Ser. B	8,396,100

	Total	27,272,802

Vermont (0.3%)
	Vermont Educational & Health Buildings Financing Agency Rev. Refg. (University of Vermont Medical Center)
3,000,000	5.000%, 12/1/2035, Ser. A	3,340,500
1,000,000	5.000%, 12/1/2036, Ser. A	1,109,140

	Total	4,449,640

Virginia (3.1%)
	Fairfax County, VA Industrial Development Auth. Health Care Rev. (Inova Health System)
1,000,000	5.000%, 5/15/2025, Ser. Ca	1,027,390
2,405,000	5.000%, 5/15/2044, Ser. A	2,646,558
	Fairfax County, VA Industrial Development Auth. Health Care Rev. Refg. (Inova Health System)
1,320,000	5.250%, 8/15/2019	1,344,433
	Virginia Commonwealth Transportation Board Rev.
10,000,000	5.000%, 5/15/2034[a]	10,876,900
	Virginia Port Auth. Port Fac. Rev.
2,000,000	5.000%, 7/1/2040[a]	2,061,600
	Virginia Small Business Financing Auth. Private Activity Rev. (Transform 66 P3)
500,000	5.000%, 12/31/2047, AMT	548,150
6,175,000	5.000%, 12/31/2049, AMT	6,759,834
11,010,000	5.000%, 12/31/2052, AMT	12,026,554
	Virginia Small Business Financing Auth. Rev. (Elizabeth River Crossings Opco, LLC)
8,910,000	6.000%, 1/1/2037, AMT	9,855,173

	Total	47,146,592

Washington (3.4%)
	Clark County, WA Public Utility District No. 1 Electric Rev. Refg.
785,000	5.000%, 1/1/2029	899,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
189

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Washington (3.4%) - continued
	FYI Properties Lease Rev. (State of Washington DIS)
$2,555,000	5.500%, 6/1/2034	$2,627,996
	Kalispel Tribe of Indians Priority Distribution Rev.
750,000	5.250%, 1/1/2038, Ser. A	767,303
	Pierce County, WA School District No. 10, Tacoma G.O. Refg.
2,170,000	5.000%, 12/1/2039	2,471,977
	Port of Seattle Special Fac. Rev. Refg. (Seatac Fuel Fac., LLC)
670,000	5.000%, 6/1/2019, AMT	687,467
1,000,000	5.000%, 6/1/2020, AMT	1,053,630
	Snohomish County, WA Edmonds School District No. 15 U.T.G.O.
1,000,000	5.000%, 12/1/2033	1,129,030
	Washington Health Care Fac. Auth. Rev. (Kadlec Regional Medical Center)
2,625,000	5.250%, 12/1/2030[a]	2,831,351
	Washington Health Care Fac. Auth. Rev. (Providence Health & Services)
5,000,000	5.250%, 10/1/2032, Ser. A	5,270,400
	Washington Health Care Fac. Auth. Rev. (Seattle Cancer Care Alliance)
5,010,000	7.375%, 3/1/2038[a]	5,179,989
	Washington Higher Education Fac. Auth. Refg. Rev. (Gonzaga University)
2,205,000	5.000%, 4/1/2029, Ser. Ba	2,255,737
3,120,000	5.000%, 4/1/2029, Ser. Ba	3,190,762
	Washington Higher Education Fac. Auth. Rev. Refg. (Whitworth University)
1,290,000	5.875%, 10/1/2034[a]	1,352,384
1,000,000	5.625%, 10/1/2040[a]	1,045,490
	Washington State Housing Finance Commission Refg. (Hearthstone)
825,000	5.000%, 7/1/2038, Ser. Ae	859,007
	Washington Various Purpose G.O.
12,095,000	5.000%, 8/1/2030, Ser. A	13,597,925
5,310,000	5.000%, 8/1/2042, Ser. A	6,069,967

	Total	51,289,727

Wisconsin (2.7%)
	Kaukauna, WI Electric System Rev. (AGM Insured)
3,000,000	5.000%, 12/15/2035, Ser. Ac	3,287,670
	Monroe, WI Redevelopment Auth. Rev. (Monroe Clinic, Inc.)
3,520,000	5.875%, 2/15/2039[a]	3,603,811
	Public Finance Auth. Rev. (Denver International Airport Great Hall)
2,500,000	5.000%, 9/30/2049, AMT	2,730,150
	Wisconsin Health & Educational Fac. Auth. Rev. (Marshfield Clinic Health Systems)
2,000,000	5.000%, 2/15/2046, Ser. A	2,170,980
	Wisconsin Health & Educational Fac. Auth. Rev. (Thedacare, Inc.)
5,335,000	5.500%, 12/15/2038, Ser. A	5,553,415
1,195,000	5.000%, 12/15/2039	1,288,007
2,500,000	5.000%, 12/15/2044	2,679,875

Principal Amount	Long-Term Fixed Income (99.6%)	Value
Wisconsin (2.7%) - continued
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Ascension Health Credit Group)
$9,275,000	5.000%, 11/15/2039, Ser. A	$10,430,758
	Wisconsin Health & Educational Fac. Auth. Rev. Refg. (Marquette University)
8,000,000	5.000%, 10/1/2041	8,839,360

	Total	40,584,026

Wyoming (0.1%)
	Wyoming State Farm Loan Board Capital Fac. Refg. Rev.
2,175,000	5.750%, 10/1/2020	2,249,254

	Total	2,249,254

	Total Long-Term Fixed Income (cost $1,476,500,736)	1,522,795,748

Principal Amount	Short-Term Investments (<0.1%)[f]	Value
	Federal Home Loan Bank Discount Notes
$300,000	1.880%, 8/28/2018[g]	$299,570

	Total Short-Term Investments (cost $299,577)	299,570

	Total Investments (cost $1,476,800,313) 99.6%	$1,523,095,318

	Other Assets and Liabilities, Net 0.4%	5,683,477

	Total Net Assets 100.0%	$1,528,778,795

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
190

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

a

Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

c

To reduce certain risks associated with securities issued by municipalities, which may include but are not limited to economic development in a specific industry or municipality, the principal and/or interest payments are guaranteed by the bond insurance company or government agency identified.

d	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
e

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $2,907,192 or 0.2% of total net assets.

f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
g	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Municipal Bond Fund as of July 31, 2018 was $3,256,440 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
Denver, CO Health and Hospital Auth. Healthcare Rev. Refg., 12/1/2034	8/23/2017	$1,656,246
Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood), 12/1/2022	1/23/2013	524,773
Plaza Metropolitan District No. 1 Rev. Refg. (City of Lakewood), 12/1/2021	1/23/2013	1,043,587

Definitions:

AGC	-	Assured Guaranty, Ltd
AGM	-	Assured Guaranty Municipal Corporation
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
BAM	-	Build America Mutual
C.O.P.	-	Certificate of Participation
Fac.	-	Facility/Facilities
FGIC	-	Federal Guaranty Insurance Company
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
Proj.	-	Project
PSF-GTD	-	Permanent School Fund Guarantee Program
Q-SBLF	-	Qualified School Bond Loan Fund
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series
U.T.G.O.	-	Unlimited Tax General Obligation

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
191

MUNICIPAL BOND FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Municipal Bond Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Education	193,233,680	–	193,233,680	–
Electric Revenue	50,996,487	–	50,996,487	–
Escrowed/Pre-refunded	300,045,163	–	300,045,163	–
General Obligation	145,763,309	–	145,763,309	–
Health Care	230,512,830	–	230,512,830	–
Housing Finance	32,278,458	–	32,278,458	–
Industrial Development Revenue	6,626,643	–	6,626,643	–
Other Revenue	121,493,541	–	121,493,541	–
Tax Revenue	76,311,897	–	76,311,897	–
Transportation	273,904,313	–	273,904,313	–
Water & Sewer	91,629,427	–	91,629,427	–
Short-Term Investments	299,570	–	299,570	–
Total Investments at Value	$1,523,095,318	$–	$1,523,095,318	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	38,491	38,491	–	–
Total Asset Derivatives	$38,491	$38,491	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The following table presents Municipal Bond Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $299,570 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 2-Yr. U.S. Treasury Note	(362)	September 2018	($76,556,241)	$38,491
Total Futures Short Contracts			($76,556,241)	$38,491
Total Futures Contracts			($76,556,241)	$38,491

Reference Description:

CBOT	- Chicago Board of Trade

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
192

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (32.3%)[a]	Value
Basic Materials (1.8%)
	Arch Coal, Inc., Term Loan
$1,680,745	4.827%, (LIBOR 1M + 2.750%), 3/7/2024[b]	$1,679,703
	Big River Steel, LLC, Term Loan
1,032,200	7.334%, (LIBOR 3M + 5.000%), 8/15/2023[b]	1,047,683
	Chemours Company, Term Loan
1,306,725	3.830%, (LIBOR 1M + 1.750%), 3/26/2025[b]	1,301,825
	CONSOL Mining Corporation, Term Loan
1,034,800	8.320%, (LIBOR 3M + 6.000%), 10/30/2022[b]	1,058,083
	Contura Energy, Inc., Term Loan
1,712,775	7.080%, (LIBOR 1M + 5.000%), 3/17/2024[b]	1,714,917
	Coronado Australian Holdings Property, Ltd., Term Loan
249,643	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	252,139
913,069	8.834%, (LIBOR 3M + 6.500%), 3/21/2025[b,c]	922,199
	Peabody Energy Corporation, Term Loan
1,197,000	4.827%, (LIBOR 1M + 2.750%), 4/11/2025[b]	1,197,000
	Tronox Finance, LLC, Term Loan
712,929	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	716,237

	Total	9,889,786

Capital Goods (1.7%)
	Advanced Disposal Services, Inc., Term Loan
1,856,191	4.193%, (LIBOR 1W + 2.250%), 11/10/2023[b]	1,856,897
	Ball Metalpack, LLC, Term Loan
270,000	0.000%, (LIBOR 3M + 4.500%), 7/26/2025[b,d,e]	271,182
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,710,557	6.100%, (LIBOR 1M + 4.000%), 11/30/2023[b]	2,689,089
	GFL Environmental, Inc., Term Loan
80,663	0.000%, (LIBOR 3M + 2.750%), 5/31/2025[b,d,e]	80,394
649,337	5.084%, (LIBOR 3M + 2.750%), 5/31/2025[b]	647,175
	Navistar, Inc., Term Loan
1,935,275	5.600%, (LIBOR 1M + 3.500%), 11/3/2024[b]	1,935,275
	Sterigenics-Nordion Holdings, LLC, Term Loan
2,271,250	5.334%, (LIBOR 3M + 3.000%), 5/15/2022[b]	2,269,842

	Total	9,749,854

Communications Services (9.4%)
	Altice Financing SA, Term Loan
888,750	4.822%, (LIBOR 1M + 2.750%), 7/15/2025[b]	862,825
3,435,000	0.000%, (LIBOR 3M + 4.000%), 1/31/2026[b,d,e]	3,357,163
39,700	4.822%, (LIBOR 1M + 2.750%), 10/6/2026[b]	38,509

Principal Amount	Bank Loans (32.3%)[a]	Value
Communications Services (9.4%) - continued
	Altice US Finance I Corporation, Term Loan
$1,113,750	4.327%, (LIBOR 1M + 2.250%), 7/14/2025[b]	$1,108,181
	CBS Radio, Inc., Term Loan
441,662	4.831%, (LIBOR 1M + 2.750%), 10/17/2023[b]	435,921
	CenturyLink, Inc., Term Loan
3,184,000	4.827%, (LIBOR 1M + 2.750%), 1/31/2025[b]	3,133,056
	Charter Communications Operating, LLC, Term Loan
1,895,475	4.080%, (LIBOR 1M + 2.000%), 4/13/2025[b]	1,895,911
	CSC Holdings, LLC, Term Loan
1,476,312	4.322%, (LIBOR 1M + 2.250%), 7/17/2025[b]	1,467,086
	Frontier Communications Corporation, Term Loan
1,905,750	5.830%, (LIBOR 1M + 3.750%), 6/1/2024[b]	1,876,478
	Hargray Merger Subsidiary Corporation, Term Loan
1,652,456	5.077%, (LIBOR 1M + 3.000%), 3/24/2024[b,d,e]	1,657,958
	Intelsat Jackson Holdings SA, Term Loan
1,525,000	5.827%, (LIBOR 1M + 3.750%), 11/27/2023[b]	1,529,056
	Level 3 Financing, Inc., Term Loan
2,765,000	4.331%, (LIBOR 1M + 2.250%), 2/22/2024[b]	2,768,843
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,275,000	5.839%, (LIBOR 3M + 3.500%), 1/7/2022[b]	2,220,969
445,000	9.089%, (LIBOR 3M + 6.750%), 7/7/2023[b]	409,956
	Mediacom Illinois, LLC, Term Loan
882,788	3.700%, (LIBOR 1W + 1.750%), 2/15/2024[b]	879,106
	NEP/NCP Holdco, Inc., Term Loan
2,644,801	5.327%, (LIBOR 3M + 3.250%), 7/21/2022[b]	2,635,994
	Radiate Holdco, LLC, Term Loan
3,999,748	5.077%, (LIBOR 1M + 3.000%), 2/1/2024[b]	3,961,271
	Sable International Finance, Ltd., Term Loan
4,780,000	5.327%, (LIBOR 1M + 3.250%), 2/6/2026[b]	4,778,805
	SBA Senior Finance II, LLC, Term Loan
1,265,000	4.080%, (LIBOR 1M + 2.000%), 4/6/2025[b]	1,261,521
	SFR Group SA, Term Loan
804,812	4.822%, (LIBOR 1M + 2.750%), 6/22/2025[b]	766,181
	Sinclair Television Group, Inc., Term Loan
3,310,000	0.000%, (LIBOR 3M + 2.500%), 12/12/2024[b,d,e]	3,300,898

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
193

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (32.3%)[a]	Value
Communications Services (9.4%) - continued
	Sprint Communications, Inc., Term Loan
$3,248,875	4.625%, (LIBOR 1M + 2.500%), 2/2/2024[b]	$3,248,063
	Syniverse Holdings, Inc., Term Loan
543,638	7.078%, (LIBOR 1M + 5.000%), 2/9/2023[b]	543,708
	Unitymedia Finance, LLC, Term Loan
1,840,000	4.322%, (LIBOR 1M + 2.250%), 1/20/2026[b]	1,834,370
	Univision Communications, Inc., Term Loan
1,875,306	4.827%, (LIBOR 1M + 2.750%), 3/15/2024[b]	1,819,047
	Virgin Media Bristol, LLC, Term Loan
2,410,000	4.572%, (LIBOR 1M + 2.500%), 1/31/2026[b]	2,406,722
	WideOpenWest Finance, LLC, Term Loan
1,444,088	5.329%, (LIBOR 1M + 3.250%), 8/6/2023[b]	1,382,266
	Windstream Services, LLC, Term Loan
548,604	6.080%, (LIBOR 3M + 4.000%), 3/30/2021[b,d,e]	515,414

	Total	52,095,278

Consumer Cyclical (4.2%)
	Cengage Learning Acquisitions, Term Loan
2,186,793	6.329%, (LIBOR 1M + 4.250%), 6/7/2023[b]	2,066,061
	Eldorado Resorts, Inc., Term Loan
504,768	4.401%, (LIBOR 2M + 2.250%), 4/17/2024[b]	504,556
	Four Seasons Hotels, Ltd., Term Loan
1,487,449	4.077%, (LIBOR 1M + 2.000%), 11/30/2023[b]	1,486,393
	Golden Entertainment, Inc., Term Loan
2,611,875	5.080%, (LIBOR 1M + 3.000%), 8/15/2024[b]	2,608,610
410,000	9.070%, (LIBOR 1M + 7.000%), 8/15/2025[b]	413,587
	Golden Nugget, Inc., Term Loan
2,103,574	4.827%, (LIBOR 1M + 2.750%), 10/4/2023[b]	2,109,128
	KAR Auction Services, Inc., Term Loan
820,775	4.625%, (LIBOR 1M + 2.500%), 3/9/2023[b]	821,801
	Men’s Warehouse, Inc., Term Loan
817,950	5.592%, (LIBOR 1M + 3.500%), 3/28/2025[b]	822,555
	Mohegan Tribal Gaming Authority, Term Loan
2,069,168	6.077%, (LIBOR 1M + 4.000%), 10/13/2023[b]	1,931,216
	Neiman Marcus Group, LLC, Term Loan
825,677	5.336%, (LIBOR 1M + 3.250%), 10/25/2020[b]	727,710

Principal Amount	Bank Loans (32.3%)[a]	Value
Consumer Cyclical (4.2%) - continued
	Scientific Games International, Inc., Term Loan
$4,289,250	4.903%, (LIBOR 1M + 2.750%), 8/14/2024[b]	$4,289,850
	Seminole Hard Rock Entertainment, Inc., Term Loan
905,571	5.087%, (LIBOR 3M + 2.750%), 5/14/2020[b]	907,835
	Stars Group Holdings BV, Term Loan
2,825,000	5.831%, (LIBOR 3M + 3.500%), 7/29/2025[b,d,e]	2,848,928
	Tenneco, Inc.,Term Loan
895,000	0.000%, (LIBOR 3M + 2.750%), 6/18/2025[b,c,d,e]	892,763
	Wyndham Hotels & Resorts, Inc., Term Loan
1,020,000	3.827%, (LIBOR 1M + 1.750%), 3/29/2025[b]	1,022,234

	Total	23,453,227

Consumer Non-Cyclical (6.2%)
	Air Medical Group Holdings, Inc., Term Loan
4,213,825	5.347%, (LIBOR 1M + 3.250%), 4/28/2022[b]	4,085,893
492,525	6.329%, (LIBOR 1M + 4.250%), 9/26/2024[b]	485,383
	Albertson’s, LLC, Term Loan
1,714,698	4.827%, (LIBOR 1M + 2.750%), 8/25/2021[b]	1,707,291
1,395,046	5.337%, (LIBOR 3M + 3.000%), 12/21/2022[b]	1,388,950
1,672,394	5.319%, (LIBOR 3M + 3.000%), 6/22/2023[b]	1,661,239
	Anmeal Pharmaceuticals LLC, Term Loan
1,674,613	5.625%, (LIBOR 1M + 3.500%), 3/23/2025[b]	1,686,134
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,605,227	4.580%, (LIBOR 1M + 2.500%), 11/9/2024[b]	1,611,921
	CHS/Community Health Systems, Inc., Term Loan
1,104,812	5.557%, (LIBOR 3M + 3.250%), 1/27/2021[b]	1,084,406
	Diversey BV, Term Loan
1,502,450	5.077%, (LIBOR 1M + 3.000%), 7/25/2024[b]	1,470,523
	Endo Luxembourg Finance Company I SARL., Term Loan
2,575,816	6.375%, (LIBOR 1M + 4.250%), 4/27/2024[b]	2,576,357
	Grifols Worldwide Operations USA, Inc., Term Loan
1,357,813	4.200%, (LIBOR 1W + 2.250%), 1/23/2025[b]	1,361,479
	JBS USA LUX SA, Term Loan
3,174,813	4.834%, (LIBOR 3M + 2.500%), 10/30/2022[b]	3,170,273
	Mallinckrodt International Finance SA, Term Loan
3,137,138	5.517%, (LIBOR 3M + 3.000%), 9/24/2024[b]	3,111,005

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
194

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (32.3%)[a]	Value
Consumer Non-Cyclical (6.2%) - continued
	McGraw-Hill Global Education Holdings, LLC, Term Loan
$3,249,707	6.077%, (LIBOR 1M + 4.000%), 5/4/2022[b]	$3,193,423
	Ortho-Clinical Diagnostics, Term Loan
1,830,000	5.327%, (LIBOR 1M + 3.250%), 6/2/2025[b]	1,827,054
	Revlon Consumer Products Corporation, Term Loan
1,368,360	5.577%, (LIBOR 1M + 3.500%), 9/7/2023[b]	1,000,148
	Valeant Pharmaceuticals International, Inc., Term Loan
3,350,000	5.092%, (LIBOR 1M + 3.000%), 5/28/2025[b]	3,352,981

	Total	34,774,460

Energy (1.7%)
	Calpine Corporation, Term Loan
1,503,376	4.840%, (LIBOR 3M + 2.500%), 1/15/2024[b]	1,504,248
	Consolidated Energy Finance SA, Term Loan
980,000	4.597%, (LIBOR 1M + 2.500%), 5/7/2025[b,c]	977,550
	Houston Fuel Oil Terminal Company, LLC, Term Loan
2,700,000	5.090%, (LIBOR 3M + 2.750%), 6/19/2025[b]	2,690,712
	McDermott Technology (Americas), Inc., Term Loan
2,446,369	7.077%, (LIBOR 1M + 5.000%), 4/4/2025[b]	2,459,824
	MEG Energy Corporation, Term Loan
166,875	5.580%, (LIBOR 1M + 3.500%), 12/31/2023[b]	167,042
	Pacific Drilling SA, Term Loan
2,187,887	0.000%, (PRIME + 4.500%), 6/3/2018[b,f,g]	814,988
	Stetson Midstream, LP, Term Loan
625,000	0.000%, (LIBOR 3M + 4.250%), 7/18/2025[b,d,e]	627,344

	Total	9,241,708

Financials (3.9%)
	ASP AMC Merger Sub, Inc., Term Loan
2,635,619	5.834%, (LIBOR 3M + 3.500%), 4/13/2024[b]	2,416,203
	Avolon TLB Borrower 1 US, LLC, Term Loan
3,005,000	4.086%, (LIBOR 1M + 2.000%), 1/15/2025[b]	2,982,823
	Brookfield Retail Holdings VII Sub 3, LLC, Term Loan
2,715,000	0.000%, (LIBOR 3M + 2.500%), 5/7/2025[b,d,e]	2,691,244
	Cyxtera DC Holdings, Inc., Term Loan
381,150	5.360%, (LIBOR 1M + 3.000%), 5/1/2024[b]	381,310
235,000	9.610%, (LIBOR 1M + 7.250%), 5/1/2025[b]	234,314

Principal Amount	Bank Loans (32.3%)[a]	Value
Financials (3.9%) - continued
	Digicel International Finance, Ltd., Term Loan
$2,567,071	5.330%, (LIBOR 1M + 3.250%), 5/10/2024[b]	$2,460,537
	Genworth Holdings, Inc., Term Loan
453,862	6.578%, (LIBOR 1M + 4.500%), 2/28/2023[b]	462,091
	Harland Clarke Holdings Corporation, Term Loan
2,351,577	7.084%, (LIBOR 3M + 4.750%), 10/31/2023[b]	2,255,163
	Ineos US Finance, LLC, Term Loan
3,303,400	4.169%, (LIBOR 2M + 2.000%), 3/31/2024[b]	3,295,571
	MoneyGram International, Inc., Term Loan
1,533,188	5.344%, (LIBOR 3M + 3.250%), 3/28/2020[b]	1,464,194
	TransUnion, LLC, Term Loan
1,573,112	4.077%, (LIBOR 1M + 2.000%), 4/9/2023[b]	1,576,384
	Tronox Finance, LLC, Term Loan
1,645,221	5.077%, (LIBOR 1M + 3.000%), 9/14/2024[b]	1,652,855

	Total	21,872,689

Technology (2.1%)
	First Data Corporation, Term Loan
4,065,000	4.069%, (LIBOR 1M + 2.000%), 4/26/2024[b]	4,063,089
	Micron Technology, Inc., Term Loan
673,282	3.830%, (LIBOR 1M + 1.750%), 4/26/2022[b]	674,683
	Plantronics, Inc., Term Loan
885,000	4.577%, (LIBOR 3M + 2.500%), 6/1/2025[b,d,e]	883,708
	Rackspace Hosting, Inc., Term Loan
2,223,617	5.363%, (LIBOR 3M + 3.000%), 11/3/2023[b]	2,211,676
	SS&C Technologies Holdings Europe SARL, Term Loan
626,864	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	628,431
	SS&C Technologies, Inc., Term Loan
1,634,247	4.577%, (LIBOR 1M + 2.500%), 2/27/2025[b,d,e]	1,638,333
	TNS, Inc., Term Loan
1,452,279	6.080%, (LIBOR 1M + 4.000%), 8/14/2022[b]	1,456,360

	Total	11,556,280

Transportation (0.6%)
	Arctic LNG Carriers, Ltd., Term Loan
2,960,100	6.577%, (LIBOR 1M + 4.500%), 5/18/2023[b]	2,967,500
	OSG Bulk Ships, Inc., Term Loan
448,566	6.770%, (LIBOR 3M + 4.250%), 8/5/2019[b]	443,519

	Total	3,411,019

Utilities (0.7%)
	EnergySolutions, LLC, Term Loan
895,000	6.084%, (LIBOR 3M + 3.750%), 5/7/2025[b,c]	901,713

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
195

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Bank Loans (32.3%)[a]	Value
Utilities (0.7%) - continued
	HD Supply Waterworks, Term Loan
$1,205,888	5.253%, (LIBOR 3M + 3.000%), 7/21/2024[b]	$1,209,903
	Talen Energy Supply, LLC, Term Loan
962,344	6.077%, (LIBOR 1M + 4.000%), 7/6/2023[b]	968,137
	TerraForm Power Operating, LLC, Term Loan
812,957	4.077%, (LIBOR 1M + 2.000%), 11/8/2022[b]	812,957

	Total	3,892,710

	Total Bank Loans (cost $182,389,345)	179,937,011

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Asset-Backed Securities (5.1%)
	Apidos CLO XVIII
575,000	5.597%, (LIBOR 3M + 3.250%), 7/22/2026, Ser. 2014-18A, Class CR*,b	574,998
	Assurant CLO III, Ltd.
1,350,000	3.569%, (LIBOR 3M + 1.230%), 10/20/2031, Ser. 2018-2A, Class A*,b,c,e	1,350,000
	Babson CLO, Ltd.
1,350,000	4.970%, (LIBOR 3M + 2.900%), 7/20/2029, Ser. 2018-3A, Class D*,b	1,341,504
	Bellemeade Re, Ltd.
1,064,000	3.664%, (LIBOR 1M + 1.600%), 4/25/2028, Ser. 2018-1A, Class M1Bb,h	1,067,377
	BlueMountain CLO, Ltd.
1,275,000	5.539%, (LIBOR 3M + 3.200%), 10/15/2026, Ser. 2014-3A, Class CR*,b	1,275,766
	Business Jet Securities, LLC
1,176,802	4.447%, 6/15/2033, Ser. 2018-2, Class Ah	1,182,669
	CLUB Credit Trust
304,749	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	304,684
	College Ave Student Loans, LLC
780,826	3.714%, (LIBOR 1M + 1.650%), 11/26/2046, Ser. 2017-A, Class A1*,b	797,177
	Credit Based Asset Servicing and Securitization, LLC
588,406	3.447%, 12/25/2036, Ser. 2006-CB2, Class AF2[i]	503,332
	DRB Prime Student Loan Trust
287,936	2.890%, 6/25/2040, Ser. 2016-B, Class A2[h]	283,549
	Earnest Student Loan Program, LLC
493,264	2.680%, 7/25/2035, Ser. 2016-C, Class A2[h]	478,773
	First Horizon ABS Trust
34,422	2.224%, (LIBOR 1M + 0.160%), 10/25/2034, Ser. 2006-HE1, Class Ab,j	34,037
	Foundation Finance Trust
884,672	3.300%, 7/15/2033, Ser. 2017-1A, Class A*	869,624

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Asset-Backed Securities (5.1%) - continued
	GMAC Mortgage Corporation Loan Trust
$254,679	2.564%, (LIBOR 1M + 0.500%), 8/25/2035, Ser. 2005-HE1, Class A2[b,j]	$270,631
146,574	3.925%, 9/19/2035, Ser. 2005-AR5, Class 5A1[b]	137,275
	Harley Marine Financing, LLC
1,343,250	5.682%, 5/15/2043, Ser. 2018-1A, Class A2*	1,341,235
	J.P. Morgan Mortgage Acquisition Trust
382,783	4.303%, 3/25/2047, Ser. 2007-HE1, Class AF4[i]	275,217
	Lehman XS Trust
459,837	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Bi	422,613
	Lendmark Funding Trust
900,000	2.830%, 12/22/2025, Ser. 2017-1A, Class Ah	894,976
	Madison Park Funding XIV, Ltd.
1,250,000	5.598%, (LIBOR 3M + 3.250%), 7/20/2026, Ser. 2014-14A, Class DR*,b	1,250,828
	Merrill Lynch Mortgage Investors Trust
843,552	3.991%, 6/25/2035, Ser. 2005-A5, Class M1[b]	836,601
	Oak Hill Advisors Residential Loan Trust
924,924	3.000%, 6/25/2057, Ser. 2017-NPL1, Class A1*,i	915,643
	Octagon Investment Partners XX, Ltd.
850,000	5.905%, (LIBOR 3M + 3.550%), 8/12/2026, Ser. 2014-1A, Class DR*,b	850,070
	Preston Ridge Partners Mortgage Trust, LLC
664,715	3.750%, 4/25/2023, Ser. 2018-1A, Class A1*,b	660,206
	Pretium Mortgage Credit Partners, LLC
399,064	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[h,i]	397,307
	Renaissance Home Equity Loan Trust
1,207,451	5.608%, 5/25/2036, Ser. 2006-1, Class AF3[i]	846,093
922,347	5.285%, 1/25/2037, Ser. 2006-4, Class AF2[i]	493,596
	Sound Point CLO X, Ltd.
1,150,000	5.048%, (LIBOR 3M + 2.700%), 1/20/2028, Ser. 2015-3A, Class DR*,b	1,149,979
	Spirit Master Funding, LLC
1,641,080	4.360%, 12/20/2047, Ser. 2017-1A, Class A*	1,638,475
	THL Credit Wind River CLO, Ltd.
1,150,000	5.198%, (LIBOR 3M + 2.850%), 7/15/2028, Ser. 2016-1A, Class DRb	1,149,979
	Upstart Securitization Trust
309,106	2.639%, 6/20/2024, Ser. 2017-1, Class A*	308,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
196

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Asset-Backed Securities (5.1%) - continued
	Vantage Data Centers Issuer, LLC
$1,394,167	4.072%, 2/16/2043, Ser. 2018-1A, Class A2[h]	$1,389,456
	Vericrest Opportunity Loan Transferee
304,261	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[h,i]	303,258
	Vericrest Opportunity Loan Trust LXV, LLC
1,195,775	3.750%, 4/25/2048, Ser. 2018-NPL1, Class A1[h,i]	1,193,386
	Wachovia Asset Securitization, Inc.
910,934	2.204%, (LIBOR 1M + 0.140%), 7/25/2037, Ser. 2007-HE1, Class A*,b,j	860,551
	Wells Fargo Home Equity Trust
489,328	2.564%, (LIBOR 1M + 0.500%), 4/25/2034, Ser. 2004-1, Class M1[b]	480,725

	Total	28,130,052

Basic Materials (1.5%)
	Alcoa Nederland Holding BV
550,000	6.750%, 9/30/2024[h]	585,062
	Anglo American Capital plc
234,000	4.125%, 9/27/2022[h]	234,130
620,000	4.750%, 4/10/2027[h]	603,537
	ArcelorMittal SA
397,000	5.500%, 3/1/2021	412,880
426,000	6.125%, 6/1/2025[k]	461,443
	BWAY Holding Company
555,000	5.500%, 4/15/2024[h]	541,819
	CF Industries, Inc.
645,000	3.450%, 6/1/2023[k]	617,587
	Dow Chemical Company
136,000	8.550%, 5/15/2019	141,875
	E.I. du Pont de Nemours and Company
233,000	2.200%, 5/1/2020	229,583
	First Quantum Minerals, Ltd.
559,000	7.000%, 2/15/2021[h]	564,590
	FMG Resources Property, Ltd.
585,000	5.125%, 5/15/2024[h]	560,138
	Kinross Gold Corporation
117,000	5.125%, 9/1/2021	120,912
	LyondellBasell Industries NV
140,000	5.000%, 4/15/2019	141,347
	Packaging Corporation of America
193,000	2.450%, 12/15/2020	189,566
	Peabody Securities Finance Corporation
535,000	6.375%, 3/31/2025[h]	569,775
	Platform Specialty Products Corporation
420,000	5.875%, 12/1/2025[h]	421,974
	Sherwin-Williams Company
232,000	2.250%, 5/15/2020	228,496
	Syngenta Finance NV
200,000	3.933%, 4/23/2021[h]	199,735
	Trinseo Materials Operating SCA
615,000	5.375%, 9/1/2025[h]	607,313
	United States Steel Corporation
680,000	6.250%, 3/15/2026	680,000

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Basic Materials (1.5%) - continued
	Xstrata Finance Canada, Ltd.
$175,000	4.950%, 11/15/2021[h]	$179,305

	Total	8,291,067

Capital Goods (1.7%)
	AECOM
775,000	5.875%, 10/15/2024	811,812
	Ashtead Capital, Inc.
495,000	4.125%, 8/15/2025[h]	470,869
	Bombardier, Inc.
520,000	7.500%, 3/15/2025[h]	546,000
	Building Materials Corporation of America
825,000	6.000%, 10/15/2025[h]	835,313
	Caterpillar Financial Services Corporation
188,000	1.850%, 9/4/2020	183,423
	Cemex SAB de CV
830,000	5.700%, 1/11/2025[h]	842,450
	Cintas Corporation No. 2
174,000	2.900%, 4/1/2022	170,492
	CNH Industrial Capital, LLC
180,000	4.875%, 4/1/2021	184,217
	Crown Americas Capital Corporation IV
675,000	4.500%, 1/15/2023	667,828
	Crown Cork & Seal Company, Inc.
530,000	7.375%, 12/15/2026	572,400
	General Electric Company
260,000	5.000%, 1/21/2021[b,l]	255,424
	H&E Equipment Services, Inc.
675,000	5.625%, 9/1/2025	666,563
	L3 Technologies, Inc.
195,000	4.950%, 2/15/2021	201,725
	Lockheed Martin Corporation
160,000	2.500%, 11/23/2020	157,902
	Owens-Brockway Glass Container, Inc.
835,000	5.000%, 1/15/2022[h]	835,000
	Rockwell Collins, Inc.
174,000	1.950%, 7/15/2019	172,573
126,000	2.800%, 3/15/2022	122,525
	Roper Industries, Inc.
215,000	2.050%, 10/1/2018	214,824
	Roper Technologies, Inc.
60,000	2.800%, 12/15/2021	58,633
	Textron Financial Corporation
500,000	4.078%, (LIBOR 3M + 1.735%), 2/15/2042[b,h]	452,500
	United Rentals North America, Inc.
855,000	5.500%, 7/15/2025	868,894

	Total	9,291,367

Collateralized Mortgage Obligations (5.8%)
	AJAX Mortgage Loan Trust
689,146	3.470%, 4/25/2057, Ser. 2017-A, Class A*,i	683,783
	Banc of America Alternative Loan Trust
419,321	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	376,295
372,186	2.864%, (LIBOR 1M + 0.800%), 5/25/2046, Ser. 2006-4, Class 3CB1[b]	288,981

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
197

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Collateralized Mortgage Obligations (5.8%) - continued
	Banc of America Mortgage Securities, Inc.
$177,381	3.567%, 9/25/2035, Ser. 2005-H, Class 2A1[b]	$172,126
	Banc of America Mortgage Trust
148,343	4.316%, 7/25/2035, Ser. 2005-F, Class 2A2[b]	138,444
	Bear Stearns ARM Trust
580,525	3.850%, 2/25/2035, Ser. 2004-12, Class 3A1[b]	573,171
	CHL Mortgage Pass-Through Trust
182,223	6.250%, 9/25/2036, Ser. 2006-13, Class 1A15	151,021
425,194	6.000%, 4/25/2037, Ser. 2007-3, Class A18	353,882
283,463	6.000%, 4/25/2037, Ser. 2007-3, Class A33	235,921
	CIM Trust
1,178,791	5.000%, 12/25/2057, Ser. 2018-R3, Class A1*,b	1,227,436
	CitiMortgage Alternative Loan Trust
251,487	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	236,263
	COLT Mortgage Loan Trust
223,068	2.750%, 9/25/2046, Ser. 2016-2, Class A1*,b	222,241
	Countrywide Alternative Loan Trust
760,000	5.500%, 5/25/2035, Ser. 2005-J3, Class 1A5	690,221
332,116	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	218,834
647,730	6.000%, 11/25/2036, Ser. 2006-33CB, Class 2A1	545,477
439,926	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	420,330
336,887	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	278,501
272,305	7.000%, 10/25/2037, Ser. 2007-24, Class A10	174,042
	Countrywide Home Loan Mortgage Pass Through Trust
379,327	3.453%, 11/25/2035, Ser. 2005-22, Class 2A1[b]	338,093
1,066,534	4.056%, 12/20/2035, Ser. 2005-HYB8, Class 3A1[b]	1,018,329
	Credit Suisse First Boston Mortgage Securities Corporation
162,392	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	160,365
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
342,733	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4[b]	363,276
272,728	2.424%, (12 MTA + 0.770%), 4/25/2047, Ser. 2007-OA2, Class A1[b]	251,350
	Federal National Mortgage Association—REMIC
2,841,924	3.000%, 7/25/2027, Ser. 2012-73, Class DIm	251,600
	First Horizon Alternative Mortgage Securities Trust
514,296	4.152%, 7/25/2035, Ser. 2005-AA5, Class 2A1[b]	504,462

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Collateralized Mortgage Obligations (5.8%) - continued
	GMAC Mortgage Corporation Loan Trust
$281,746	3.791%, 5/25/2035, Ser. 2005-AR2, Class 4Ab	$268,044
	Greenpoint Mortgage Funding Trust
263,518	2.264%, (LIBOR 1M + 0.200%), 10/25/2045, Ser. 2005-AR4, Class G41Bb	230,931
	HarborView Mortgage Loan Trust
358,352	4.078%, 7/19/2035, Ser. 2005-4, Class 3A1[b]	313,685
	Impac Secured Assets Trust
1,242,901	2.304%, (LIBOR 1M + 0.240%), 9/25/2037, Ser. 2007-3, Class A1Bb	1,034,167
	IndyMac INDA Mortgage Loan Trust
724,573	3.768%, 8/25/2036, Ser. 2006-AR1, Class A1[b]	715,739
	IndyMac INDX Mortgage Loan Trust
1,083,257	3.500%, 10/25/2035, Ser. 2005-AR19, Class A1[b]	982,626
587,495	2.274%, (LIBOR 1M + 0.210%), 4/25/2046, Ser. 2006-AR2, Class 1A1Bb	541,878
	J.P. Morgan Alternative Loan Trust
879,682	3.638%, 3/25/2036, Ser. 2006-A1, Class 2A1[b]	795,678
472,524	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	416,314
	J.P. Morgan Mortgage Trust
324,207	3.643%, 7/25/2035, Ser. 2007-A1, Class 2A1[b]	325,449
219,227	4.173%, 8/25/2035, Ser. 2005-A5, Class 1A2[b]	218,652
245,292	3.739%, 10/25/2036, Ser. 2006-A6, Class 1A2[b]	215,611
	Lehman Mortgage Trust
134,644	6.000%, 1/25/2036, Ser. 2005-3, Class 2A7	131,530
	Master Asset Securitization Trust
858,098	2.564%, (LIBOR 1M + 0.500%), 6/25/2036, Ser. 2006-2, Class 2A2[b]	415,441
	Merrill Lynch Alternative Note Asset Trust
421,911	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	338,070
	Merrill Lynch Mortgage Investors Trust
497,388	6.250%, 8/25/2036, Ser. 2006-AF1, Class AF2A	394,186
	Morgan Stanley Mortgage Loan Trust
339,000	3.547%, 11/25/2035, Ser. 2005-6AR, Class 5A1[b]	265,602
	MortgageIT Trust
950,779	2.264%, (LIBOR 1M + 0.200%), 4/25/2036, Ser. 2006-1, Class 1A2[b]	844,348
	Preston Ridge Partners Mortgage Trust, LLC
291,890	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,i	291,846
561,419	3.470%, 9/25/2022, Ser. 2017-2A, Class A1*,i	557,669

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
198

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Collateralized Mortgage Obligations (5.8%) - continued
	Radnor RE, Ltd.
$1,000,000	3.464%, (LIBOR 1M + 1.400%), 3/25/2028, Ser. 2018-1, Class M1*,b	$1,000,871
	RCO 2017-INV1 Trust
1,088,505	3.197%, 11/25/2052, Ser. 2017-INV1, Class A*,b	1,097,431
	Residential Accredit Loans, Inc. Trust
392,960	5.500%, 2/25/2035, Ser. 2005-QS2, Class A1	383,782
209,983	4.391%, 9/25/2035, Ser. 2005-QA10, Class A31[b]	185,090
459,616	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	445,993
313,740	2.284%, (LIBOR 1M + 0.220%), 7/25/2036, Ser. 2006-QA5, Class 1A3[b]	210,866
814,459	2.614%, (LIBOR 1M + 0.550%), 1/25/2037, Ser. 2007-QS1, Class 1A5[b]	646,496
539,002	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	486,951
403,033	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	374,056
	Residential Asset Securitization Trust
399,604	6.213%, 8/25/2022, Ser. 2007-A8, Class 3A1[b]	333,753
98,471	5.750%, 2/25/2036, Ser. 2005-A15, Class 5A1	72,829
	Residential Funding Mortgage Security I Trust
368,631	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	349,255
	Sequoia Mortgage Trust
599,803	3.842%, 9/20/2046, Ser. 2007-1, Class 4A1[b]	499,071
	Structured Adjustable Rate Mortgage Loan Trust
303,007	4.210%, 7/25/2035, Ser. 2005-15, Class 4A1[b]	280,350
	Structured Asset Mortgage Investments, Inc.
755,614	2.374%, (LIBOR 1M + 0.310%), 12/25/2035, Ser. 2005-AR4, Class A1[b]	706,087
	WaMu Mortgage Pass Through Certificates
440,525	3.537%, 8/25/2036, Ser. 2006-AR8, Class 3A2[b]	418,117
430,740	2.886%, 1/25/2037, Ser. 2006-AR18, Class 1A1[b]	405,749
126,592	3.616%, 8/25/2046, Ser. 2006-AR8, Class 1A1[b]	120,335
537,278	2.614%, (12 MTA + 0.960%), 9/25/2046, Ser. 2006-AR11, Class 1Ab	497,705
957,941	2.534%, (12 MTA + 0.880%), 10/25/2046, Ser. 2006-AR13, Class 1Ab	864,882
713,267	2.384%, (12 MTA + 0.730%), 1/25/2047, Ser. 2006-AR19, Class 1A1Ab	711,479
461,510	2.394%, (12 MTA + 0.740%), 1/25/2047, Ser. 2006-AR19, Class 1Ab	425,067

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Collateralized Mortgage Obligations (5.8%) - continued
	Wells Fargo Commercial Mortgage Trust
$1,155,000	3.290%, 5/15/2048, Ser. 2015-C28, Class A3	$1,131,314
	Wells Fargo Mortgage Backed Securities Trust
192,790	3.769%, 3/25/2036, Ser. 2006-AR6, Class 3A1[b]	186,082
574,736	3.863%, 3/25/2036, Ser. 2006-AR2, Class 2A1[b]	583,835
232,911	4.239%, 7/25/2036, Ser. 2006-AR10, Class 2A1[b]	231,940
324,107	3.642%, 10/25/2036, Ser. 2006-AR14, Class 2A3[b]	307,860
92,350	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	92,017
81,139	6.000%, 7/25/2037, Ser. 2007-10, Class 1A1	80,873

	Total	32,302,046

Commercial Mortgage-Backed Securities (0.2%)
	Cascade Funding Mortgage Trust
962,342	4.580%, 6/25/2048, Ser. 2018-RM1, Class A1*,c	962,329

	Total	962,329

Communications Services (2.4%)
	Altice US Finance I Corporation
575,000	5.500%, 5/15/2026[h]	564,219
	AMC Networks, Inc.
855,000	5.000%, 4/1/2024	843,244
	America Movil SAB de CV
134,000	5.000%, 10/16/2019	136,700
	American Tower Corporation
170,000	2.800%, 6/1/2020	168,337
	AT&T, Inc.
171,000	5.875%, 10/1/2019	176,638
117,000	5.200%, 3/15/2020	120,687
	British Sky Broadcasting Group plc
240,000	2.625%, 9/16/2019[h]	238,273
	CCOH Safari, LLC
860,000	5.750%, 2/15/2026[h]	855,098
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	515,625
	Charter Communications Operating, LLC
277,000	3.579%, 7/23/2020	277,406
80,000	4.464%, 7/23/2022	81,291
117,000	4.500%, 2/1/2024	117,643
	Clear Channel Worldwide Holdings, Inc.
835,000	6.500%, 11/15/2022	851,700
	Comcast Corporation
234,000	1.625%, 1/15/2022	219,519
	Crown Castle International Corporation
80,000	3.400%, 2/15/2021	79,842
553,000	5.250%, 1/15/2023	580,075
125,000	3.150%, 7/15/2023	119,949
	CSC Holdings, LLC
60,000	5.500%, 4/15/2027[h]	57,750

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
199

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Communications Services (2.4%) - continued
	Digicel, Ltd.
$779,079	6.000%, 4/15/2021*,k	$720,648
	Discovery Communications, LLC
120,000	2.200%, 9/20/2019	118,731
231,000	2.950%, 3/20/2023	221,403
	Intelsat Jackson Holdings SA
820,000	8.000%, 2/15/2024[h]	862,025
	Level 3 Financing, Inc.
670,000	5.250%, 3/15/2026	645,712
	Meredith Corporation
650,000	6.875%, 2/1/2026[h]	654,875
	Moody’s Corporation
117,000	2.750%, 12/15/2021	114,336
	Neptune Finco Corporation
306,000	10.875%, 10/15/2025[h]	354,960
	SFR Group SA
800,000	6.000%, 5/15/2022[h]	824,560
	Sprint Corporation
825,000	7.625%, 2/15/2025	864,435
	Time Warner, Inc.
117,000	4.875%, 3/15/2020	119,802
	Verizon Communications, Inc.
287,000	2.946%, 3/15/2022	282,023
252,000	3.443%, (LIBOR 3M + 1.100%), 5/15/2025[b]	254,936
	Viacom, Inc.
178,000	4.250%, 9/1/2023	178,730
245,000	5.875%, 2/28/2057[b]	239,487
	Virgin Media Secured Finance plc
540,000	5.250%, 1/15/2026[h]	507,600
	Windstream Services, LLC
495,000	8.625%, 10/31/2025[h]	462,825

	Total	13,431,084

Consumer Cyclical (3.1%)
	Allison Transmission, Inc.
870,000	5.000%, 10/1/2024[h]	854,775
	American Honda Finance Corporation
175,000	2.000%, 2/14/2020	172,334
	BMW US Capital, LLC
200,000	1.500%, 4/11/2019[h]	198,153
	Brookfield Residential Properties, Inc.
570,000	6.125%, 7/1/2022[h]	572,850
	Cinemark USA, Inc.
394,000	4.875%, 6/1/2023	388,208
	D.R. Horton, Inc.
188,000	2.550%, 12/1/2020	183,978
	Daimler Finance North America, LLC
170,000	2.913%, (LIBOR 3M + 0.550%), 5/4/2021[b,h]	170,554
	Delphi Jersey Holdings plc
640,000	5.000%, 10/1/2025[h]	606,400
	Ford Motor Credit Company, LLC
232,000	2.262%, 3/28/2019	231,169
250,000	2.597%, 11/4/2019	248,170
174,000	3.336%, 3/18/2021	172,229
	General Motors Financial Company, Inc.
174,000	2.650%, 4/13/2020	171,997
125,000	3.189%, (LIBOR 3M + 0.850%), 4/9/2021[b]	125,772
174,000	4.375%, 9/25/2021	176,876
116,000	3.150%, 6/30/2022	112,664

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Consumer Cyclical (3.1%) - continued
	Home Depot, Inc.
$160,000	2.625%, 6/1/2022	$157,642
	Hyundai Capital America
116,000	2.550%, 4/3/2020[h]	113,967
116,000	2.750%, 9/18/2020[h]	113,716
	Jaguar Land Rover Automotive plc
425,000	4.125%, 12/15/2018[h]	425,935
376,000	5.625%, 2/1/2023[h]	374,684
	KB Home
412,000	4.750%, 5/15/2019	414,377
	L Brands, Inc.
338,000	6.694%, 1/15/2027[h]	320,255
	Landry’s, Inc.
560,000	6.750%, 10/15/2024[h]	558,600
	Lennar Corporation
175,000	2.950%, 11/29/2020	169,750
66,000	4.125%, 1/15/2022	65,422
740,000	4.750%, 11/15/2022	740,000
58,000	4.875%, 12/15/2023	58,000
870,000	4.500%, 4/30/2024	843,900
	Live Nation Entertainment, Inc.
175,000	5.375%, 6/15/2022[h]	178,062
355,000	4.875%, 11/1/2024[h]	350,119
365,000	5.625%, 3/15/2026[h]	364,088
	Macy’s Retail Holdings, Inc.
50,000	3.875%, 1/15/2022	49,716
86,000	2.875%, 2/15/2023	80,934
	McDonald’s Corporation
232,000	2.625%, 1/15/2022	226,720
	MGM Resorts International
620,000	6.000%, 3/15/2023	642,475
685,000	5.750%, 6/15/2025	690,781
	Navistar International Corporation
655,000	6.625%, 11/1/2025[h]	684,475
	Netflix, Inc.
690,000	4.875%, 4/15/2028[h]	652,913
	New Red Finance, Inc.
590,000	4.250%, 5/15/2024[h]	561,238
	Nissan Motor Acceptance Corporation
175,000	2.000%, 3/8/2019[h]	174,119
	Prime Security Services Borrower, LLC
588,000	9.250%, 5/15/2023[h]	629,160
	Ralph Lauren Corporation
160,000	2.625%, 8/18/2020	158,776
	Royal Caribbean Cruises, Ltd.
799,079	5.250%, 11/15/2022	842,380
	Six Flags Entertainment Corporation
570,000	4.875%, 7/31/2024[h]	557,888
	Toll Brothers Finance Corporation
266,000	4.000%, 12/31/2018	265,867
	Visa, Inc.
160,000	2.200%, 12/14/2020	157,195
	Volkswagen Group of America Finance, LLC
163,000	2.450%, 11/20/2019[h]	161,276
	Yum! Brands, Inc.
870,000	5.000%, 6/1/2024[h]	861,300

	Total	17,031,859

Consumer Non-Cyclical (2.6%)
	Abbott Laboratories
234,000	2.550%, 3/15/2022	227,185
175,000	3.400%, 11/30/2023	173,252

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
200

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Consumer Non-Cyclical (2.6%) - continued
	AbbVie, Inc.
$234,000	2.500%, 5/14/2020	$231,336
117,000	2.900%, 11/6/2022	113,969
	Albertsons Companies, LLC
750,000	6.625%, 6/15/2024	718,125
	Amgen, Inc.
250,000	3.875%, 11/15/2021	253,639
232,000	2.650%, 5/11/2022	225,323
	Anheuser-Busch InBev Finance, Inc.
165,000	2.650%, 2/1/2021	162,977
225,000	3.623%, (LIBOR 3M + 1.260%), 2/1/2021[b]	230,943
117,000	3.300%, 2/1/2023	116,077
	Anheuser-Busch InBev Worldwide, Inc.
250,000	3.500%, 1/12/2024	249,119
	BAT Capital Corporation
120,000	2.297%, 8/14/2020[h]	117,683
117,000	2.764%, 8/15/2022[h]	112,973
	Bayer U.S. Finance II, LLC
225,000	3.500%, 6/25/2021[h]	225,470
	Bayer U.S. Finance, LLC
170,000	2.375%, 10/8/2019[h]	168,731
	Becton, Dickinson and Company
187,000	3.209%, (LIBOR 3M + 0.875%), 12/29/2020[b]	187,159
232,000	3.125%, 11/8/2021	228,531
	Boston Scientific Corporation
110,000	6.000%, 1/15/2020	114,219
	Bunge, Ltd. Finance Corporation
160,000	3.500%, 11/24/2020	159,350
	Cardinal Health, Inc.
120,000	1.948%, 6/14/2019	119,167
120,000	2.616%, 6/15/2022	114,784
	CVS Health Corporation
255,000	3.350%, 3/9/2021	254,764
117,000	2.750%, 12/1/2022	112,422
382,000	3.700%, 3/9/2023	379,608
	Energizer Gamma Acquisition, Inc.
745,000	6.375%, 7/15/2026[h]	765,711
	Envision Healthcare Corporation
800,000	5.125%, 7/1/2022[h]	811,000
	Express Scripts Holding Company
117,000	4.750%, 11/15/2021	120,665
	Forest Laboratories, LLC
57,000	4.875%, 2/15/2021[h]	58,758
	HCA, Inc.
469,079	4.750%, 5/1/2023	475,177
285,000	5.250%, 6/15/2026	289,275
	J.M. Smucker Company
123,000	2.200%, 12/6/2019	121,652
	JBS USA, LLC
855,000	5.750%, 6/15/2025[h]	800,502
	Kellogg Company
254,000	3.125%, 5/17/2022	249,504
	Kraft Heinz Foods Company
248,000	5.375%, 2/10/2020	256,402
126,000	4.000%, 6/15/2023	126,447
	Kroger Company
122,000	2.800%, 8/1/2022	118,401
	Maple Escrow Subsidiary, Inc.
252,000	3.551%, 5/25/2021[h]	252,732
	Mead Johnson Nutrition Company
160,000	3.000%, 11/15/2020	159,501

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Consumer Non-Cyclical (2.6%) - continued
	Medtronic Global Holdings SCA
$232,000	1.700%, 3/28/2019	$230,645
	Mondelez International Holdings Netherlands BV
180,000	2.000%, 10/28/2021[h]	171,709
	Mylan NV
126,000	3.150%, 6/15/2021	124,614
	Mylan, Inc.
126,000	3.125%, 1/15/2023[h]	120,867
	Newell Rubbermaid, Inc.
125,000	3.150%, 4/1/2021	123,298
	PepsiCo, Inc.
175,000	2.867%, (LIBOR 3M + 0.530%), 10/6/2021[b]	177,235
	Pernod Ricard SA
130,000	5.750%, 4/7/2021[h]	137,138
	Pinnacle Foods, Inc.
500,000	5.875%, 1/15/2024	525,625
	Reynolds American, Inc.
87,000	3.250%, 6/12/2020	86,962
	Shire Acquisitions Investments Ireland Designated Activity Company
185,000	1.900%, 9/23/2019	182,470
232,000	2.400%, 9/23/2021	223,377
	Simmons Foods, Inc.
635,000	5.750%, 11/1/2024[h]	525,462
	Smithfield Foods, Inc.
175,000	2.700%, 1/31/2020[h]	172,230
	Tenet Healthcare Corporation
675,000	8.125%, 4/1/2022	718,875
	Teva Pharmaceutical Finance IV, LLC
60,000	2.250%, 3/18/2020	58,194
	Teva Pharmaceutical Finance Netherlands III BV
165,000	2.200%, 7/21/2021	153,836
	TreeHouse Foods, Inc.
550,000	4.875%, 3/15/2022	550,165
	VPII Escrow Corporation
500,000	7.500%, 7/15/2021[h]	510,062
	Zimmer Biomet Holdings, Inc.
188,000	3.076%, (LIBOR 3M + 0.750%), 3/19/2021[b]	188,256
	Zoetis, Inc.
175,000	3.450%, 11/13/2020	174,995

	Total	14,758,548

Energy (2.9%)
	Alliance Resource Operating Partners, LP
545,000	7.500%, 5/1/2025[h]	575,656
	Anadarko Petroleum Corporation
150,000	8.700%, 3/15/2019	155,241
	BP Capital Markets plc
117,000	2.315%, 2/13/2020	115,828
490,000	2.520%, 9/19/2022	473,569
	Buckeye Partners, LP
268,000	2.650%, 11/15/2018	268,056
	Canadian Natural Resources, Ltd.
120,000	2.950%, 1/15/2023	115,860
	Canadian Oil Sands, Ltd.
125,000	9.400%, 9/1/2021[h]	142,476
	Cenovus Energy, Inc.
116,000	3.800%, 9/15/2023	112,847

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
201

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Energy (2.9%) - continued
	Cheniere Corpus Christi Holdings, LLC
$625,000	7.000%, 6/30/2024	$683,984
	Continental Resources, Inc.
116,000	5.000%, 9/15/2022	117,711
	Crestwood Midstream Partners, LP
550,000	6.250%, 4/1/2023	561,000
	Diamondback Energy, Inc.
787,000	4.750%, 11/1/2024	763,390
	Enbridge, Inc.
120,000	2.900%, 7/15/2022	116,507
	Encana Corporation
215,000	3.900%, 11/15/2021	216,529
	Energy Transfer Equity, LP
855,000	5.500%, 6/1/2027	876,375
	Energy Transfer Partners, LP
170,000	4.150%, 10/1/2020	171,820
126,000	4.200%, 9/15/2023	126,186
	Enterprise Products Operating, LLC
500,000	5.250%, 8/16/2077[b]	470,935
	EOG Resources, Inc.
160,000	2.625%, 3/15/2023	153,905
	EQT Corporation
134,000	8.125%, 6/1/2019	139,420
119,000	3.000%, 10/1/2022	114,480
	EQT Midstream Partners, LP
178,000	4.750%, 7/15/2023	178,729
	Exxon Mobil Corporation
200,000	1.708%, 3/1/2019	199,221
	Hess Corporation
84,000	3.500%, 7/15/2024	79,927
	Kinder Morgan Energy Partners, LP
120,000	9.000%, 2/1/2019	123,654
234,000	3.450%, 2/15/2023	229,250
	Marathon Oil Corporation
118,000	2.700%, 6/1/2020	116,427
	Marathon Petroleum Corporation
160,000	3.400%, 12/15/2020	160,492
	MEG Energy Corporation
236,000	6.375%, 1/30/2023[h]	212,990
	MPLX, LP
175,000	4.500%, 7/15/2023	178,955
	Nabors Industries, Inc.
550,000	5.750%, 2/1/2025[h]	521,125
	ONEOK Partners, LP
120,000	3.800%, 3/15/2020	120,502
	Parsley Energy, LLC
270,000	5.625%, 10/15/2027[h]	267,975
	PBF Holding Company, LLC
475,000	7.250%, 6/15/2025	498,750
	Petrobras Global Finance BV
61,000	8.375%, 5/23/2021	67,069
	Petroleos Mexicanos
115,000	6.375%, 2/4/2021	120,463
	Plains All American Pipeline, LP
273,000	5.000%, 2/1/2021	280,274
	Regency Energy Partners, LP
675,000	5.000%, 10/1/2022	695,331
	Sabine Pass Liquefaction, LLC
117,000	6.250%, 3/15/2022	126,281
117,000	5.625%, 4/15/2023	124,830
805,000	5.625%, 3/1/2025	858,201
	Schlumberger Holdings Corporation
160,000	3.000%, 12/21/2020[h]	159,123

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Energy (2.9%) - continued
	Southwestern Energy Company
$635,000	7.500%, 4/1/2026	$658,813
	SRC Energy, Inc.
650,000	6.250%, 12/1/2025	653,250
	Sunoco Logistics Partners Operations, LP
160,000	4.400%, 4/1/2021	162,603
	Sunoco, LP
235,000	5.500%, 2/15/2026[h]	223,544
355,000	5.875%, 3/15/2028[h]	333,700
	Tallgrass Energy Partners, LP
950,000	5.500%, 1/15/2028[h]	952,375
	Weatherford International, Ltd.
590,000	8.250%, 6/15/2023[k]	585,575
	Western Gas Partners, LP
120,000	4.000%, 7/1/2022	119,019
	Williams Partners, LP
250,000	4.000%, 11/15/2021	252,245
	WPX Energy, Inc.
480,000	5.750%, 6/1/2026	481,200

	Total	16,213,668

Financials (6.4%)
	ACE INA Holdings, Inc.
160,000	2.875%, 11/3/2022	156,907
	AIG Global Funding
242,000	2.150%, 7/2/2020[h]	236,677
	Air Lease Corporation
80,000	2.625%, 9/4/2018	79,998
235,000	2.500%, 3/1/2021	228,523
	Aircastle, Ltd.
168,000	5.000%, 4/1/2023	171,276
	Ally Financial, Inc.
540,000	3.750%, 11/18/2019	540,000
	American Express Company
126,000	3.375%, 5/17/2021	126,098
	American Express Credit Corporation
116,000	2.684%, (LIBOR 3M + 0.330%), 5/3/2019[b]	116,161
116,000	2.200%, 3/3/2020	114,463
160,000	3.386%, (LIBOR 3M + 1.050%), 9/14/2020[b]	162,532
	Ares Capital Corporation
248,000	3.875%, 1/15/2020	248,441
	Athene Global Funding
187,000	4.000%, 1/25/2022[h]	187,679
	Australia and New Zealand Banking Group, Ltd.
270,000	6.750%, 6/15/2026[b,h,k,l]	281,138
	Banco Bilbao Vizcaya Argentaria SA
200,000	6.125%, 11/16/2027[b,k,l]	184,000
	Banco Santander SA
600,000	6.375%, 5/19/2019[b,l]	601,524
200,000	3.457%, (LIBOR 3M + 1.120%), 4/12/2023[b]	200,898
	Bank of America Corporation
116,000	2.369%, 7/21/2021[b]	114,030
254,000	2.328%, 10/1/2021[b]	248,359
250,000	2.738%, 1/23/2022[b]	245,644
252,000	3.499%, 5/17/2022[b]	251,730
247,000	3.550%, 3/5/2024[b]	244,115
119,000	3.864%, 7/23/2024[b]	118,972
	Bank of Montreal
130,000	1.500%, 7/18/2019	128,510
182,000	2.100%, 6/15/2020	178,657

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
202

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Financials (6.4%) - continued
	Bank of New York Mellon Corporation
$234,000	2.600%, 2/7/2022	$228,447
	Bank of Nova Scotia
126,000	2.788%, (LIBOR 3M + 0.440%), 4/20/2021[b]	126,320
174,000	2.700%, 3/7/2022	169,999
	Barclays plc
200,000	4.338%, 5/16/2024[b]	198,398
	BB&T Corporation
245,000	2.150%, 2/1/2021	238,694
	BNP Paribas SA
730,000	7.625%, 3/30/2021[b,h,k,l]	777,450
	Capital One Financial Corporation
116,000	2.500%, 5/12/2020	114,521
354,000	3.050%, 3/9/2022	346,272
	CBOE Holdings, Inc.
181,000	1.950%, 6/28/2019	179,439
	Central Fidelity Capital Trust I
310,000	3.339%, (LIBOR 3M + 1.000%), 4/15/2027[b]	292,563
	Citigroup, Inc.
234,000	2.450%, 1/10/2020	231,745
234,000	2.650%, 10/26/2020	230,740
363,000	2.350%, 8/2/2021	351,426
116,000	2.750%, 4/25/2022	112,291
125,000	3.027%, (LIBOR 3M + 0.690%), 10/27/2022[b]	124,893
244,000	3.142%, 1/24/2023[b]	239,045
800,000	6.250%, 8/15/2026[b,l]	828,488
	Citizens Bank NA
250,000	2.200%, 5/26/2020	244,932
	CNA Financial Corporation
185,000	5.750%, 8/15/2021	195,835
	Commonwealth Bank of Australia
232,000	2.250%, 3/10/2020[h]	228,561
	Compass Bank
250,000	3.500%, 6/11/2021	249,152
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
232,000	3.950%, 11/9/2022	231,758
	Credit Agricole SA
116,000	3.375%, 1/10/2022[h]	114,022
220,000	8.125%, 12/23/2025[b,h,l]	241,450
	Credit Suisse Group AG
588,000	7.500%, 12/11/2023[b,h,l]	626,949
	Credit Suisse Group Funding Guernsey, Ltd.
350,000	3.800%, 9/15/2022	348,999
	Credit Suisse Group Funding, Ltd.
234,000	3.125%, 12/10/2020	231,952
	DDR Corporation
195,000	4.625%, 7/15/2022	199,648
	Deutsche Bank AG
125,000	2.700%, 7/13/2020	122,142
348,000	4.250%, 10/14/2021	344,951
	Deutsche Bank AG of New York
100,000	3.950%, 2/27/2023	97,149
	Digital Realty Trust, LP
185,000	2.750%, 2/1/2023	176,516
	Discover Bank
70,000	8.700%, 11/18/2019	74,413
247,000	3.100%, 6/4/2020	245,865
	Fifth Third Bancorp
175,000	2.600%, 6/15/2022	168,980

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Financials (6.4%) - continued
	First Tennessee Bank NA, 3.750%
$850	3.750%, (LIBOR 3M + 0.850%), 8/31/2018[b,h,l]	$671,500
	Five Corners Funding Trust
275,000	4.419%, 11/15/2023[h]	282,868
	Goldman Sachs Group, Inc.
188,000	7.500%, 2/15/2019	192,900
232,000	5.375%, 5/10/2020[b,l]	236,640
174,000	2.600%, 12/27/2020	171,374
234,000	5.250%, 7/27/2021	245,152
175,000	3.513%, (LIBOR 3M + 1.170%), 11/15/2021[b]	177,330
234,000	3.000%, 4/26/2022	228,980
187,000	2.876%, 10/31/2022[b]	181,930
120,000	3.368%, (LIBOR 3M + 1.050%), 6/5/2023[b]	121,122
	Hartford Financial Services Group, Inc.
150,000	4.468%, (LIBOR 3M + 2.125%), 2/12/2047[b,h]	141,000
	HCP, Inc.
139,000	3.750%, 2/1/2019	139,229
	Hospitality Properties Trust
150,000	4.250%, 2/15/2021	151,436
	HSBC Holdings plc
348,000	3.400%, 3/8/2021	347,596
234,000	6.875%, 6/1/2021[b,l]	246,285
150,000	6.375%, 9/17/2024[b,l]	150,563
	Huntington Bancshares, Inc.
200,000	3.150%, 3/14/2021	198,328
	Icahn Enterprises, LP
235,000	6.750%, 2/1/2024	239,113
325,000	6.375%, 12/15/2025	326,625
	ILFC E-Capital Trust II
965,000	4.820%, (H15T30Y + 1.800%), 12/21/2065[b,h]	878,150
	International Lease Finance Corporation
234,000	4.625%, 4/15/2021	238,311
234,000	5.875%, 8/15/2022	249,002
	Iron Mountain, Inc.
235,000	4.875%, 9/15/2027[h]	215,319
	J.P. Morgan Chase & Company
175,000	2.980%, (LIBOR 3M + 0.680%), 6/1/2021[b]	176,365
250,000	4.625%, 11/1/2022[b,l]	233,300
495,000	2.972%, 1/15/2023	482,031
174,000	2.776%, 4/25/2023[b]	168,791
231,000	3.572%, (LIBOR 3M + 1.230%), 10/24/2023[b]	235,920
	KeyCorp
223,000	2.300%, 12/13/2018	222,827
	Liberty Mutual Group, Inc.
54,000	5.000%, 6/1/2021[h]	55,800
	Lincoln National Corporation
130,000	6.250%, 2/15/2020	135,478
135,000	4.678%, (LIBOR 3M + 2.358%), 5/17/2066[b]	127,575
	Lloyds Bank plc
250,000	12.000%, 12/16/2024[b,h,l]	304,401
	Lloyds Banking Group plc
250,000	6.657%, 5/21/2037[b,h,l]	264,375
	Macquarie Bank, Ltd.
200,000	6.125%, 3/8/2027[b,h,l]	182,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
203

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Financials (6.4%) - continued
	Mitsubishi UFJ Financial Group, Inc.
$117,000	2.998%, 2/22/2022	$114,556
250,000	3.455%, 3/2/2023	247,062
	Morgan Stanley
234,000	2.800%, 6/16/2020	232,144
232,000	5.500%, 7/28/2021	245,447
231,000	3.528%, (LIBOR 3M + 1.180%), 1/20/2022[b]	234,706
116,000	2.750%, 5/19/2022	112,503
150,000	4.875%, 11/1/2022	155,516
250,000	3.125%, 1/23/2023	243,977
	MPT Operating Partnership, LP
550,000	5.500%, 5/1/2024	554,125
	National City Corporation
140,000	6.875%, 5/15/2019	144,418
	Nomura Holdings, Inc.
135,000	2.750%, 3/19/2019	134,973
	Park Aerospace Holdings, Ltd.
675,000	5.500%, 2/15/2024[h]	666,563
	PNC Bank NA
234,000	2.450%, 11/5/2020	229,811
	Quicken Loans, Inc.
830,000	5.750%, 5/1/2025[h]	827,095
	Realty Income Corporation
174,000	5.750%, 1/15/2021	182,387
	Regions Financial Corporation
135,000	3.200%, 2/8/2021	134,239
	Reinsurance Group of America, Inc.
175,000	4.700%, 9/15/2023	180,128
	Royal Bank of Canada
232,000	2.125%, 3/2/2020	228,740
	Royal Bank of Scotland Group plc
650,000	7.500%, 8/10/2020[b,l]	671,125
174,000	8.625%, 8/15/2021[b,l]	187,763
638,000	7.648%, 9/30/2031[b,l]	794,310
	Santander UK Group Holdings plc
253,000	2.875%, 8/5/2021	247,061
	Simon Property Group, LP
160,000	2.500%, 9/1/2020	157,839
225,000	2.500%, 7/15/2021	219,402
	Societe Generale SA
200,000	8.000%, 9/29/2025[b,h,l]	214,794
	Standard Chartered plc
35,000	2.100%, 8/19/2019[h]	34,580
	State Street Capital Trust IV
1,240,000	3.341%, (LIBOR 3M + 1.000%), 6/15/2047[b]	1,112,082
	State Street Corporation
160,000	3.226%, (LIBOR 3M + 0.900%), 8/18/2020[b]	162,354
	Sumitomo Mitsui Financial Group, Inc.
232,000	2.934%, 3/9/2021	229,035
116,000	2.784%, 7/12/2022	112,242
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[h]	249,044
	SunTrust Banks, Inc.
125,000	2.900%, 3/3/2021	123,574
	Synchrony Financial
118,000	3.000%, 8/15/2019	117,825
75,000	3.584%, (LIBOR 3M + 1.230%), 2/3/2020[b]	75,492
	Toronto-Dominion Bank
160,000	3.266%, (LIBOR 3M + 0.930%), 12/14/2020[b]	162,340
170,000	2.550%, 1/25/2021	167,059

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Financials (6.4%) - continued
	UBS Group Funding Jersey, Ltd.
$232,000	3.000%, 4/15/2021[h]	$229,115
	UnitedHealth Group, Inc.
160,000	3.350%, 7/15/2022	160,427
	USB Realty Corporation
747,000	3.486%, (LIBOR 3M + 1.147%), 1/15/2022[b,h,l]	666,847
	Vantiv, LLC
660,000	4.375%, 11/15/2025[h]	624,525
	Ventas Realty, LP
126,000	3.100%, 1/15/2023	122,003
	Wachovia Capital Trust II
100,000	2.839%, (LIBOR 3M + 0.500%), 1/15/2027[b]	93,625
	Wells Fargo & Company
120,000	2.100%, 7/26/2021	115,542
122,000	2.625%, 7/22/2022	117,769
231,000	3.452%, (LIBOR 3M + 1.110%), 1/24/2023[b]	234,872
200,000	3.572%, (LIBOR 3M + 1.230%), 10/31/2023[b]	204,300
	Welltower, Inc.
174,000	4.950%, 1/15/2021	178,676
	Westpac Banking Corporation
195,000	3.181%, (LIBOR 3M + 0.850%), 8/19/2021[b]	197,221

	Total	35,571,686

Mortgage-Backed Securities (13.3%)
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
1,160,966	5.250%, 6/25/2035, Ser. 2005-3, Class 4A6	1,182,207
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
10,475,000	4.000%, 8/1/2048[e]	10,634,145
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
3,300,000	3.500%, 8/1/2033[e]	3,328,939
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
19,000,000	3.500%, 8/1/2048[e]	18,830,393
13,737,500	4.000%, 8/1/2048[e]	13,955,904
18,850,000	4.500%, 8/1/2048[e]	19,554,358
6,000,000	5.000%, 9/1/2048[e]	6,327,891

	Total	73,813,837

Technology (1.6%)
	Alliance Data Systems Corporation
440,000	5.375%, 8/1/2022[h]	441,760
	Apple, Inc.
232,000	2.850%, 5/6/2021	231,334
232,000	2.706%, (LIBOR 3M + 0.350%), 5/11/2022[b]	234,392
240,000	2.400%, 1/13/2023	232,262
	Baidu, Inc.
122,000	3.000%, 6/30/2020	120,402
	Broadcom Corporation
247,000	2.650%, 1/15/2023	231,931
250,000	3.625%, 1/15/2024	240,822

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
204

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Technology (1.6%) - continued
	CDK Global, Inc.
$320,000	4.875%, 6/1/2027	$313,200
	CommScope Technologies Finance, LLC
690,000	6.000%, 6/15/2025[h]	710,700
	Diamond 1 Finance Corporation
125,000	3.480%, 6/1/2019[h]	125,409
234,000	5.450%, 6/15/2023[h]	245,661
	Equinix, Inc.
540,000	5.750%, 1/1/2025	556,875
	Fidelity National Information Services, Inc.
90,000	3.625%, 10/15/2020	90,488
195,000	2.250%, 8/15/2021	187,701
	Harland Clarke Holdings Corporation
610,000	8.375%, 8/15/2022[h]	583,282
	Hewlett Packard Enterprise Company
283,000	3.600%, 10/15/2020	284,587
	Intel Corporation
120,000	1.700%, 5/19/2021	116,068
160,000	3.100%, 7/29/2022	159,582
	Iron Mountain, Inc.
360,079	6.000%, 8/15/2023	368,181
	Marvell Technology Group, Ltd.
126,000	4.200%, 6/22/2023	125,771
	Microsoft Corporation
234,000	2.400%, 2/6/2022	228,950
	NetApp, Inc.
185,000	2.000%, 9/27/2019	182,714
	NXP BV
415,000	3.875%, 9/1/2022[h]	408,775
	Oracle Corporation
170,000	2.500%, 5/15/2022	165,789
	Seagate HDD Cayman
330,000	4.750%, 1/1/2025	320,238
	Sensata Technologies BV
765,000	4.875%, 10/15/2023[h]	770,737
	Texas Instruments, Inc.
65,000	1.750%, 5/1/2020	63,752
	VMware, Inc.
125,000	2.300%, 8/21/2020	122,292
	Western Digital Corporation
930,000	4.750%, 2/15/2026	914,306

	Total	8,777,961

Transportation (0.4%)
	Air Canada Pass Through Trust
53,061	3.875%, 3/15/2023[h]	52,053
	American Airlines Pass Through Trust
93,296	4.950%, 1/15/2023	95,914
	Avis Budget Car Rental, LLC
290,000	5.125%, 6/1/2022[h]	286,375
	Delta Air Lines, Inc.
174,000	2.875%, 3/13/2020	172,548
63,618	4.950%, 11/23/2020	64,210
	J.B. Hunt Transport Services, Inc.
160,000	3.300%, 8/15/2022	158,738
	Ryder System, Inc.
236,000	3.500%, 6/1/2021[e]	236,410
	Union Pacific Corporation
189,000	3.750%, 7/15/2025	190,210
	United Airlines Pass Through Trust
160,000	3.700%, 12/1/2022	157,648
	United Continental Holdings, Inc.
640,000	4.250%, 10/1/2022	625,600

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Transportation (0.4%) - continued
	XPO Logistics, Inc.
$375,000	6.500%, 6/15/2022[h]	$385,312

	Total	2,425,018

Utilities (1.3%)
	Alabama Power Company
117,000	2.450%, 3/30/2022	113,398
	Ameren Corporation
160,000	2.700%, 11/15/2020	157,748
	Berkshire Hathaway Energy Company
240,000	2.400%, 2/1/2020	237,841
	Calpine Corporation
315,000	5.375%, 1/15/2023	300,431
	CenterPoint Energy, Inc.
120,000	2.500%, 9/1/2022	115,313
	Consolidated Edison, Inc.
117,000	2.000%, 3/15/2020	114,921
	Dominion Energy, Inc.
232,000	2.579%, 7/1/2020	228,636
	DTE Energy Company
242,000	2.400%, 12/1/2019	239,401
	Duke Energy Corporation
250,000	2.400%, 8/15/2022	240,206
	Dynegy, Inc.
775,000	7.375%, 11/1/2022	807,937
	Edison International
116,000	2.125%, 4/15/2020	113,681
	Emera U.S. Finance, LP
135,000	2.150%, 6/15/2019	134,002
	Eversource Energy
127,000	2.500%, 3/15/2021	124,360
	Exelon Generation Company, LLC
138,000	5.200%, 10/1/2019	141,185
175,000	2.950%, 1/15/2020	174,140
	FirstEnergy Corporation
184,000	2.850%, 7/15/2022	178,368
	Fortis, Inc.
160,000	2.100%, 10/4/2021	152,398
	NextEra Energy Capital Holdings, Inc.
125,000	2.300%, 4/1/2019	124,591
	NextEra Energy Partners, LP
620,000	4.250%, 9/15/2024[h]	598,300
	NiSource, Inc.
177,000	3.650%, 6/15/2023[h]	176,747
550,000	5.650%, 6/15/2023[b,h,l]	547,250
	Pinnacle West Capital Corporation
120,000	2.250%, 11/30/2020	116,862
	PPL Capital Funding, Inc.
175,000	3.500%, 12/1/2022	173,594
	PSEG Power, LLC
143,000	3.000%, 6/15/2021	141,559
	Sempra Energy
75,000	2.400%, 3/15/2020	73,792
	Southern California Edison Company
55,000	2.400%, 2/1/2022	53,104
	Southern Company
100,000	1.850%, 7/1/2019	99,226
116,000	2.350%, 7/1/2021	112,801
	TerraForm Power Operating, LLC
695,000	5.000%, 1/31/2028[h]	654,169

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
205

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Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (48.3%)	Value
Utilities (1.3%) - continued
	TransCanada Trust
$600,000	5.875%, 8/15/2076[b]	$603,000

	Total	7,048,961

	Total Long-Term Fixed Income (cost $268,877,056)	268,049,483

Shares	Registered Investment Companies (16.3%)	Value
Affiliated Fixed Income Holdings (14.2%)
8,510,079	Thrivent Core Emerging Markets Debt Fund	79,058,636

	Total	79,058,636

Equity Funds/Exchange Traded Funds (0.2%)
34,500	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	443,670
41,689	BlackRock Resources & Commodities Strategy Trust	380,620
17,000	Invesco Zacks Multi-Asset Income ETF	382,160

	Total	1,206,450

Fixed Income Funds/Exchange Traded Funds (1.9%)
184,069	Aberdeen Asia-Pacific Income Fund, Inc.	791,497
175,500	Invesco Senior Loan ETF[k]	4,040,010
171,926	MFS Intermediate Income Trust	655,038
141,898	Templeton Global Income Fund	892,538
32,445	Vanguard Short-Term Corporate Bond ETF	2,535,901
71,410	Western Asset Emerging Markets Debt Fund, Inc.	976,175
109,612	Western Asset High Income Opportunity Fund, Inc.	525,042

	Total	10,416,201

	Total Registered Investment Companies (cost $94,441,664)	90,681,287

Shares	Preferred Stock (0.9%)	Value
Consumer Staples (0.1%)
14,320	CHS, Inc., 7.100%[b,l]	398,812

	Total	398,812

Energy (0.2%)
54,890	Crestwood Equity Partners, LP, 9.250%[l]	529,688
31,750	NuStar Logistics, LP, 9.073%[b]	811,848

	Total	1,341,536

Financials (0.6%)
7,320	Agribank FCB, 6.875%[b,l]	783,240
5,700	CoBank ACB, 6.250%[b,l]	599,127
14,700	GMAC Capital Trust I, 8.128%[b]	390,579
14,300	Morgan Stanley, 7.125%[b,l]	401,401
889	Wells Fargo & Company, Convertible, 7.500%[l]	1,128,141

	Total	3,302,488

Shares	Preferred Stock (0.9%)	Value
Real Estate (<0.1%)
6,781	Colony Capital, Inc., 8.75%[l]	$178,340

	Total	178,340

	Total Preferred Stock (cost $5,049,709)	5,221,176

Shares	Common Stock (0.7%)	Value
Energy (0.1%)
12,424	Contura Energy, Inc.[n]	854,150

	Total	854,150

Financials (0.4%)
148,393	Apollo Investment Corporation	882,939
67,646	Ares Capital Corporation	1,139,835

	Total	2,022,774

Materials (0.1%)
36,090	Verso Corporation[n]	753,198

	Total	753,198

Utilities (0.1%)
3,174	Alpha Natural Resources Holdings, Inc.[n]	103,155
11,942	ANR, Inc.[n]	388,115

	Total	491,270

	Total Common Stock (cost $3,100,754)	4,121,392

Shares	Collateral Held for Securities Loaned (0.9%)	Value
5,241,896	Thrivent Cash Management Trust	5,241,896

	Total Collateral Held for Securities Loaned (cost $5,241,896)	5,241,896

Shares or Principal Amount	Short-Term Investments (17.1%)	Value
	Federal Home Loan Bank Discount Notes
400,000	1.910%, 9/5/2018[o,p]	399,253
400,000	1.925%, 9/13/2018[o,p]	399,083
	Thrivent Core Short-Term Reserve Fund
9,429,554	2.320%	94,295,543

	Total Short-Term Investments (cost $95,093,880)	95,093,879

	Total Investments (cost $654,194,304) 116.5%	$648,346,124

	Other Assets and Liabilities, Net (16.5%)	(91,662,884)

	Total Net Assets 100.0%	$556,683,240

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
206

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(unaudited)

c	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
d	All or a portion of the loan is unfunded.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	Defaulted security. Interest is not being accrued.
g	In bankruptcy. Interest is not being accrued.
h

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $54,635,897 or 9.8% of total net assets.

i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
j	All or a portion of the security is insured or guaranteed.
k	All or a portion of the security is on loan.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
m

Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.

n	Non-income producing security.
o	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Opportunity Income Plus Fund as of July 31, 2018 was $22,253,456 or 4.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$689,070
Apidos CLO XVIII, 7/22/2026	4/4/2017	575,000
Assurant CLO III, Ltd., 10/20/2031	7/27/2018	1,350,000
Babson CLO, Ltd., 7/20/2029	5/18/2018	1,350,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,275,296
Cascade Funding Mortgage Trust, 6/25/2048	6/29/2018	962,329
CIM Trust, 12/25/2057	4/23/2018	1,223,137
CLUB Credit Trust, 4/17/2023	6/14/2017	304,748
College Ave Student Loans, LLC, 11/26/2046	7/11/2017	780,825
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	224,307
Digicel, Ltd., 4/15/2021	8/19/2013	776,266
Foundation Finance Trust, 7/15/2033	12/6/2017	884,544
Harley Marine Financing, LLC, 5/15/2043	5/9/2018	1,343,236
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,250,000

Security	Acquisition Date	Cost
Oak Hill Advisors Residential Loan Trust, 6/25/2057	8/8/2017	$924,924
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	850,000
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	291,890
Preston Ridge Partners Mortgage Trust, LLC, 4/25/2023	4/26/2018	661,698
Preston Ridge Partners Mortgage Trust, LLC, 9/25/2022	9/27/2017	561,365
Radnor RE, Ltd., 3/25/2028	3/13/2018	1,000,000
RCO 2017-INV1 Trust, 11/25/2052	11/6/2017	1,088,488
Sound Point CLO X, Ltd., 1/20/2028	6/5/2018	1,150,000
Spirit Master Funding, LLC, 12/20/2047	1/23/2018	1,649,026
Upstart Securitization Trust, 6/20/2024	6/13/2017	309,104
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	910,934

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus Fund as of July 31, 2018:

Securities Lending Transactions

Taxable Debt Security	$3,124,847
Common Stock	1,963,606

Total lending	$5,088,453
Gross amount payable upon return of collateral for securities loaned	$5,241,896

Net amounts due to counterparty	$153,443

Definitions:

CLO	-	Collateralized Loan Obligation
ETF	-	Exchange Traded Fund
REMIC	-	Real Estate Mortgage Investment Conduit
Ser.	-	Series

Reference Rate Index:

12 MTA	-	12 Month Treasury Average
H15T30Y	-	U. S. Treasury Yield Curve Rate Treasury Note Constant Maturity 30 Year
LIBOR 1W	-	ICE Libor USD Rate 1 Week
LIBOR 1M	-	ICE Libor USD Rate 1 Month
LIBOR 2M	-	ICE Libor USD Rate 2 Month
LIBOR 3M	-	ICE Libor USD Rate 3 Month
PRIME	-	Federal Reserve Prime Loan Rate

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
207

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(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Opportunity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	9,889,786	–	8,715,448	1,174,338
Capital Goods	9,749,854	–	9,749,854	–
Communications Services	52,095,278	–	52,095,278	–
Consumer Cyclical	23,453,227	–	22,560,464	892,763
Consumer Non-Cyclical	34,774,460	–	34,774,460	–
Energy	9,241,708	–	8,264,158	977,550
Financials	21,872,689	–	21,872,689	–
Technology	11,556,280	–	11,556,280	–
Transportation	3,411,019	–	3,411,019	–
Utilities	3,892,710	–	2,990,997	901,713
Long-Term Fixed Income
Asset-Backed Securities	28,130,052	–	26,780,052	1,350,000
Basic Materials	8,291,067	–	8,291,067	–
Capital Goods	9,291,367	–	9,291,367	–
Collateralized Mortgage Obligations	32,302,046	–	32,302,046	–
Commercial Mortgage-Backed Securities	962,329	–	–	962,329
Communications Services	13,431,084	–	13,431,084	–
Consumer Cyclical	17,031,859	–	17,031,859	–
Consumer Non-Cyclical	14,758,548	–	14,758,548	–
Energy	16,213,668	–	16,213,668	–
Financials	35,571,686	–	35,571,686	–
Mortgage-Backed Securities	73,813,837	–	73,813,837	–
Technology	8,777,961	–	8,777,961	–
Transportation	2,425,018	–	2,425,018	–
Utilities	7,048,961	–	7,048,961	–
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	10,416,201	10,416,201	–	–
Equity Funds/Exchange Traded Funds	1,206,450	1,206,450	–	–
Preferred Stock
Consumer Staples	398,812	398,812	–	–
Energy	1,341,536	1,341,536	–	–
Financials	3,302,488	1,920,121	1,382,367	–
Real Estate	178,340	178,340	–	–
Common Stock
Energy	854,150	854,150	–	–
Financials	2,022,774	2,022,774	–	–
Materials	753,198	753,198	–	–
Utilities	491,270	491,270	–	–
Short-Term Investments	798,336	–	798,336	–
Subtotal Investments in Securities	$469,750,049	$19,582,852	$443,908,504	$6,258,693

Other Investments *	Total
Affiliated Registered Investment Companies	79,058,636
Short-Term Investments	94,295,543
Collateral Held for Securities Loaned	5,241,896
Subtotal Other Investments	$178,596,075
Total Investments at Value	$648,346,124

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	197,269	197,269	–	–
Total Asset Derivatives	$197,269	$197,269	$–	$–

Liability Derivatives
Futures Contracts	148,183	148,183	–	–
Total Liability Derivatives	$148,183	$148,183	$–	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
208

OPPORTUNITY INCOME PLUS FUND

Schedule of Investments as of July 31, 2018

(unaudited)

The following table presents Opportunity Income Plus Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $798,336 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	127	September 2018	$15,048,915	$117,664
CBOT U.S. Long Bond	36	September 2018	5,155,148	(8,273)
CME Ultra Long Term U.S. Treasury Bond	26	September 2018	4,017,289	62,273
Total Futures Long Contracts			$24,221,352	$171,664
CBOT 2-Yr. U.S. Treasury Note	(163)	September 2018	($34,471,457)	$17,332
CBOT 5-Yr. U.S. Treasury Note	(19)	September 2018	(2,146,496)	(2,879)
CME E-mini S&P 500 Index	(60)	September 2018	(8,327,570)	(123,730)
Ultra 10-Yr. U.S. Treasury Note	(16)	September 2018	(2,020,449)	(13,301)
Total Futures Short Contracts			($46,965,972)	($122,578)
Total Futures Contracts			($22,744,620)	$49,086

Reference Description:

CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
S&P	-	Standard & Poor’s

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Opportunity Income Plus Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$1,106	$80,334	$–	8,510	$79,059	14.2%
Total Affiliated Fixed Income Holdings	1,106				79,059	14.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	88,217	195,089	189,010	9,430	94,296	16.9
Total Affiliated Short-Term Investments	88,217				94,296	16.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	5,427	27,899	28,084	5,242	5,242	0.9
Total Collateral Held for Securities Loaned	5,427				5,242	0.9
Total Value	$94,750				$178,597

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 - 7/31/2018
Affiliated Fixed Income Holdings
Core Emerging Markets Debt	$–	$(2,381)	$–	$1,514
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	–	–	1	1,270
Total Income from Affiliated Investments				$2,784
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	12
Total Affiliated Income from Securities Loaned, Net				$12
Total	$–	$(2,381)	$1

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
209

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (92.9%)	Value
Brazil (11.1%)
45,550	Ambev SA	$234,832
54,460	Banco Bradesco SA ADR	440,037
18,100	BRF SAa	109,083
25,360	Lojas Renner SA	207,431
25,800	Multiplan Empreendimentos Imobiliarios SA	137,548
14,026	Ultrapar Participacoes SA	153,814
28,020	Vale SA ADR	410,773

	Total	1,693,518

Cayman Islands (10.1%)
1,494	Autohome, Inc. ADR	144,545
72,000	China Resources Land, Ltd.	264,002
1,801	Huazhu Group, Ltd.	72,058
3,700	Sunny Optical Technology Group Company, Ltd.	61,370
20,500	Tencent Holdings, Ltd.	933,045
7,000	Wuxi Biologics (Cayman), Inc.[a,b]	71,323

	Total	1,546,343

Chile (2.1%)
4,900	Banco Santander Chile SA ADR	160,769
16,700	S.A.C.I. Falabella	155,516

	Total	316,285

China (10.1%)
24,000	China International Travel Service Corporation, Ltd.	247,542
41,696	Hangzhou Hikvision Digital Technology Company, Ltd.	211,798
2,899	Kweichow Moutai Company, Ltd.	309,294
24,600	Midea Group Company, Ltd.	171,999
39,500	Ping An Insurance Company of China, Ltd.	367,717
26,497	Shanghai International Airport Company, Ltd.	235,298

	Total	1,543,648

Hong Kong (7.0%)
43,200	AIA Group, Ltd.	378,154
33,500	China Mobile, Ltd.	302,619
63,000	Hang Lung Group, Ltd.	186,415
7,123	Hong Kong Exchanges and Clearing, Ltd.	211,094

	Total	1,078,282

Hungary (0.7%)
6,400	Richter Gedeon Nyrt	115,664

	Total	115,664

India (13.9%)
12,000	Aditya Birla Capital, Ltd.[a]	25,684
17,500	Aditya Birla Capital, Ltd. GDR[a]	37,380
2,000	Grasim Industries, Ltd.	29,955
11,400	Grasim Industries, Ltd. GDR	169,753
3,200	Hero Motocorp, Ltd.	153,870
8,900	Hindustan Unilever, Ltd.	225,026
18,020	Housing Development Finance Corporation	524,747
33,000	ITC, Ltd.	143,427
29,620	ITC, Ltd. GDR	128,551
12,329	Kotak Mahindra Bank, Ltd.	235,341
8,172	Tata Consultancy Services, Ltd.	231,404
1,100	Ultra Tech Cement, Ltd.	67,349

Shares	Common Stock (92.9%)	Value
India (13.9%) - continued
2,600	Ultra Tech Cement, Ltd. GDR	$158,981

	Total	2,131,468

Indonesia (4.7%)
627,400	Astra International Tbk PT	311,268
119,400	Indocement Tunggal Prakarsa Tbk PT	117,169
176,700	PT Bank Central Asia Tbk	285,224

	Total	713,661

Malaysia (1.4%)
35,500	Public Bank Berhad	210,278

	Total	210,278

Mexico (6.0%)
3,440	Fomento Economico Mexicano SAB de CV ADR	337,601
12,400	Grupo Aeroportuario del Sureste, SAB de CV	221,484
51,000	Grupo Financiero Banorte SAB de CV ADR	355,730

	Total	914,815

Philippines (3.7%)
7,100	Ayala Corporation	133,899
255,000	Ayala Land, Inc.	196,381
125,554	Bank of the Philippine Islands	232,115

	Total	562,395

Poland (1.0%)
4,900	Bank Pekao SA	150,035

	Total	150,035

Russia (2.9%)
4,258	Lukoil ADR	305,432
2,200	Magnit PJSC	145,373

	Total	450,805

South Africa (3.6%)
13,600	Massmart Holdings, Ltd.	121,617
21,900	MTN Group, Ltd.	190,516
300	Naspers, Ltd.	73,851
27,800	Truworths International, Ltd.	172,698

	Total	558,682

South Korea (3.6%)
329	Amorepacific Corporation	42,069
866	Amorepacific Group	74,228
585	LG Chem, Ltd.	196,750
371	NAVER Corporation	238,031

	Total	551,078

Taiwan (5.0%)
95,000	Taiwan Semiconductor Manufacturing Company, Ltd.	759,593

	Total	759,593

Thailand (2.5%)
20,400	Siam Cement pcl	276,134
25,800	Siam Commercial Bank pcl	108,650

	Total	384,784

Turkey (1.1%)
11,500	BIM Birlesik Magazalar AS	165,291

	Total	165,291

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
210

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (92.9%)	Value
United Kingdom (0.7%)
12,546	Standard Chartered plc	$113,131

	Total	113,131

United States (1.7%)
7,080	Yum China Holding, Inc.	255,446

	Total	255,446

	Total Common Stock (cost $13,793,016)	14,215,202

Shares	Preferred Stock (5.9%)
South Korea (5.9%)
26,413	Samsung Electronics Company, Ltd.	906,763

	Total	906,763

	Total Preferred Stock (cost $690,342)	906,763

Shares or Principal Amount	Short-Term Investments (1.7%)
	Thrivent Core Short-Term Reserve Fund
26,457	2.320%	264,574

	Total Short-Term Investments (cost $264,574)	264,574

	Total Investments (cost $14,747,932) 100.5%	$15,386,539

	Other Assets and Liabilities, Net (0.5%)	(79,812)

	Total Net Assets 100.0%	$15,306,727

a	Non-income producing security.
b

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $71,323 or 0.5% of total net assets.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
211

PARTNER EMERGING MARKETS EQUITY FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Partner Emerging Markets Equity Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	1,821,679	327,504	1,494,175	–
Consumer Staples	2,097,762	337,601	1,760,161	–
Energy	459,246	–	459,246	–
Financials	3,969,985	638,186	3,331,799	–
Health Care	186,987	–	186,987	–
Industrials	720,784	–	720,784	–
Information Technology	2,306,618	144,545	2,162,073	–
Materials	1,638,662	569,754	1,068,908	–
Real Estate	520,344	–	520,344	–
Telecommunications Services	493,135	–	493,135	–
Preferred Stock
Information Technology	906,763	–	906,763	–
Subtotal Investments in Securities	$15,121,965	$2,017,590	$13,104,375	$–

Other Investments *	Total
Short-Term Investments	264,574
Subtotal Other Investments	$264,574
Total Investments at Value	$15,386,539

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Emerging Markets Equity Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$289	$3,317	$3,341	26	$265	1.7%
Total Affiliated Short-Term Investments	289				265	1.7

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	746	746	–	–	–
Total Value	$289				$265

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 -7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$0	$5
Total Income from Affiliated Investments				$5
Total	$–	$–	$0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
212

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (87.6%)	Value
Australia (4.8%)
29,736	Accent Group, Ltd.	$31,634
103,147	ALS, Ltd.	571,497
54,692	Altium, Ltd.	831,138
41,513	Ansell, Ltd.	889,737
100,043	Aristocrat Leisure, Ltd.	2,396,317
243,703	Australia & New Zealand Banking Group, Ltd.	5,298,011
777,548	Beach Energy, Ltd.	1,103,208
69,717	BHP Billiton, Ltd.	1,820,761
34,662	Carsales.com, Ltd.	359,404
29,390	CIMIC Group, Ltd.	1,056,974
27,956	CSL, Ltd.	4,090,131
418,113	CSR, Ltd.	1,319,420
16,156	Evolution Mining, Ltd.	33,503
75,741	FlexiGroup, Ltd.	128,864
20,080	IDP Education, Ltd.	145,902
125,667	Iluka Resources, Ltd.	1,071,062
38,230	Inghams Group, Ltd.	104,265
42,977	Investa Office Fund	164,798
12,268	JB Hi-Fi, Ltd.	217,335
25,270	Macquarie Group, Ltd.	2,305,572
18,764	McMillan Shakespeare, Ltd.	227,218
1,834,068	Medibank Private, Ltd.	4,241,785
380,846	Metcash, Ltd.	744,569
817,780	Mirvac Group	1,388,068
426,716	Nine Entertainment Company Holdings, Ltd.	710,839
27,230	Northern Star Resources, Ltd.	145,678
8,604	OZ Minerals, Ltd.	60,759
49,274	Primary Health Care, Ltd.	128,775
27,005	Regis Resources, Ltd.	89,549
29,363	Rio Tinto, Ltd.	1,774,611
161,350	Sandfire Resources NL	886,335
1,613	Seven Group Holdings, Ltd.	23,002
103,035	Sigma Healthcare, Ltd.	37,557
31,673	Sims Metal Management, Ltd.	404,361
45,215	Smartgroup Corporation, Ltd.	408,292
590,759	South32, Ltd.	1,572,233
3,087	Speedcast International, Ltd.	14,220
22,595	St Barbara, Ltd.	69,225
114,644	Star Entertainment Group, Ltd.	422,980
87,338	Super Retial Group, Ltd.	600,184
169,119	Treasury Wine Estates, Ltd.	2,315,896
2,266	Virtus Health, Ltd.	9,460
372,280	Vita Group, Ltd.	270,656
41,162	Wesfarmers, Ltd.	1,513,457
329,755	Whitehaven Coal, Ltd.	1,332,840
9,723	Wisetech Global, Ltd.	110,306

	Total	43,442,388

Austria (0.9%)
41,654	Erste Group Bank AG	1,799,085
1,635	FACC AG	36,375
76,023	OMV AG	4,296,278
4,482	Osterreichische Post AG	212,297
43,581	Raiffeisen Bank International AG	1,453,209
5,893	S IMMO AG	128,172
698	UNIQA Insurance Group AG	6,980

	Total	7,932,396

Belgium (0.1%)
1,529	Barco NV	217,022
307	Cofinimmo SA	40,204
1,796	Compagnie d’ Entreprises CFE	224,407
1,971	Fagron NV	36,501
1,203	Gimv NV	71,497

Shares	Common Stock (87.6%)	Value
Belgium (0.1%) - continued
4,875	KBC Ancora	$267,509
2,965	Melexis NV	275,783
2,217	SA D’Ieteren NV	96,542
1,530	Warehouses De Pauw CVA	205,417

	Total	1,434,882

Bermuda (<0.1%)
24,477	BW Offshore, Ltd.[a]	133,044

	Total	133,044

Brazil (1.5%)
351,400	Ambev SA	1,811,630
422,646	Banco Bradesco SA ADR	3,414,982
133,408	BRF SAa	804,009
208,700	Lojas Renner SA	1,707,055
232,998	Multiplan Empreendimentos Imobiliarios SA	1,242,184
111,190	Ultrapar Participacoes SA	1,219,349
224,696	Vale SA ADR	3,294,043

	Total	13,493,252

Canada (2.4%)
40,600	Alimentation Couche-Tard, Inc.	1,864,819
43,900	Brookfield Asset Management, Inc.	1,852,382
73,068	CAE, Inc.	1,522,191
40,748	Canadian National Railway Company	3,637,359
9,755	CI Financial Corporation	170,451
82,635	Dollarama, Inc.	2,985,621
60,599	Empire Company, Ltd.	1,249,387
16,379	Entertainment One, Ltd.	77,003
55,480	Finning International, Inc.	1,452,626
18,790	Genworth MI Canada, Inc.[b]	661,409
20,643	Gluskin Sheff + Associates, Inc.	266,597
1,194	Magna International, Inc.	72,571
18,932	Premium Brands Holdings Corporation	1,484,318
59,935	Stars Group, Inc.[a]	2,053,045
43,833	Teck Resources, Ltd.	1,143,294
77,768	Transcontinental, Inc.	1,849,071

	Total	22,342,144

Cayman Islands (1.8%)
11,983	Autohome, Inc. ADR	1,159,355
594,000	China Resources Land, Ltd.	2,178,018
37,000	Goodbaby International Holdings, Ltd.	19,397
14,641	Huazhu Group, Ltd.	585,786
29,400	Sunny Optical Technology Group Company, Ltd.	487,646
171,500	Tencent Holdings, Ltd.	7,805,719
278,000	Value Partners Group, Ltd.	217,119
1,877,830	WH Group, Ltd.[c]	1,511,868
151,000	Wharf Real Estate Investment Company, Ltd.	1,099,987
56,500	Wuxi Biologics (Cayman), Inc.[a,c]	575,677
352,400	Wynn Macau, Ltd.	1,040,773

	Total	16,681,345

Chile (0.3%)
40,046	Banco Santander Chile SA ADR	1,313,909
135,375	S.A.C.I. Falabella	1,260,659

	Total	2,574,568

China (1.5%)
211,398	China International Travel Service Corporation, Ltd.	2,180,413

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
213

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (87.6%)	Value
China (1.5%) - continued
340,297	Hangzhou Hikvision Digital Technology Company, Ltd.	$1,728,567
25,095	Kweichow Moutai Company, Ltd.	2,677,381
220,900	Midea Group Company, Ltd.	1,544,490
337,500	Ping An Insurance Company of China, Ltd.	3,141,883
262,682	Shanghai International Airport Company, Ltd.	2,332,666

	Total	13,605,400

Denmark (2.1%)
32,451	GN Store Nord AS	1,547,981
21,716	Jyske Bank AS	1,229,982
175,241	Novo Nordisk AS	8,717,768
1,333	Per Aarsleff Holding AS	47,616
10,816	Rockwool International AS	4,330,761
20,353	Royal Unibrew AS	1,695,245
7,493	Scandinavian Tobacco Group ASc	121,933
7,301	SimCorp AS	623,826
9,570	Spar Nord Bank AS	103,208
19,316	Sydbank AS	716,871

	Total	19,135,191

Faroe Islands (0.1%)
10,399	Bakkafrost PF	638,998

	Total	638,998

Finland (1.4%)
11,098	Cramo Oyj	237,026
13,239	Finnair Oyj	123,278
11,223	Kesko Oyj	630,265
40,555	Metsa Board Oyj	420,442
18,140	Neste Oil Oyj	1,496,294
12,930	Raisio Oyj	54,400
23,890	Ramirent Oyj	239,271
10,074	Sanoma Corporation	99,780
2,805	Tieto Oyj	87,237
239,796	UPM-Kymmene Oyj	8,506,163
22,754	Valmet Oyj	472,718

	Total	12,366,874

France (5.5%)
1,742	Alten SA	172,880
12,583	AtoS	1,686,081
114,614	AXA SA	2,887,935
12,311	Beneteau SA	201,713
39,632	BNP Paribas SA	2,570,909
26,382	Capgemini SA	3,375,122
12,410	CGG SAa	33,853
10,984	Cie Generale des Etablissements Michelin	1,410,530
33,534	CNP Assurances	783,089
8,952	Coface SA	80,332
14,420	Dassault Systemes SA	2,150,079
15,029	Eiffage SA	1,679,494
2,786	Eurofins Scientific SE	1,518,588
6,052	Ipsos SA	202,225
3,985	Jacquet Metal Service	117,324
2,316	Kaufman & Broad SA	118,374
7,284	Kering SA	3,871,321
3,893	Lagardere SCA	113,596
7,031	Legrand SA	516,649
14,358	LVMH Moet Hennessy Louis Vuitton SE	5,003,568
35,756	Metropole Television SA	769,366
9,346	Neopost SA	241,567

Shares	Common Stock (87.6%)	Value
France (5.5%) - continued
38,795	Peugeot SA	$1,114,264
11,565	Rubis SCA	682,079
27,278	Safran SA	3,382,558
43,073	Schneider Electric SE	3,457,275
2,197	Sopra Group SA	388,607
11,737	Thales SA	1,540,759
78,721	Total SA	5,134,581
450	Trigano	64,588
24,893	UbiSoft Entertainment SAa	2,743,694
16,994	Vinci SA	1,709,959

	Total	49,722,959

Germany (5.0%)
17,678	Aareal Bank AG	812,402
24,141	Allianz SE	5,341,283
3,305	Amadeus Fire AG	357,483
2,723	Aurubis AG	222,885
76,725	BASF SE	7,354,711
9,932	Bayer AG	1,105,696
1,142	Bechtle AG	102,541
13,733	CANCOM SE	743,423
326	Carl Zeiss Meditec AG	25,326
18,822	Covestro AGc	1,807,594
1,699	CTS Eventim AG & Company KGaA	80,103
2,263	Deutsche EuroShop AG	79,787
48,609	Deutsche Pfandbriefbank AGc	761,368
40,156	Deutz AG	365,027
2,465	DIC Asset AG	28,121
57,889	Evonik Industries AG	2,142,262
6,730	Evotec AGa	139,731
42,871	Freenet AG	1,228,606
12,267	Gerresheimer AG	1,044,468
2,785	Hamburger Hafen und Logistik AG	64,240
19,717	Hannover Rueckversicherung SE	2,629,932
14,047	Hugo Boss AG	1,266,634
73,567	Infineon Technologies AG	1,948,249
4,943	Isra Vision AG	304,192
12,583	Jenoptik AG	506,188
42,953	Kloeckner & Company SE	473,147
324	LEG Immobilien AG	36,442
505	Leoni AG	25,761
4,688	MorphoSys AGa	616,624
3,952	Nemetschek SE	549,169
22,753	ProSiebenSat.1 Media AG	614,098
2,703	PUMA SE	1,356,725
21,621	Rheinmetall AG	2,612,917
3,261	SAF-Holland SA	54,243
13,293	Scout24 AGc	691,605
5,089	Siltronic AG	887,587
15,826	Software AG	747,033
40,613	TAG Immobilien AG	918,058
8,053	Takkt AG	151,817
48,097	TUI AG	1,028,919
28,105	Vonovia SE	1,360,199
857	Wacker Neuson SE	22,133
16,442	Wirecard AG	3,075,856
662	XING AG	215,583

	Total	45,900,168

Hong Kong (1.9%)
374,800	AIA Group, Ltd.	3,280,833
273,500	China Mobile, Ltd.	2,470,639
68,000	CITIC Telecom International Holdings, Ltd.	19,263
199,633	CK Asset Holdings, Ltd.	1,528,887
224,000	Giordano International, Ltd.	127,232

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
214

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (87.6%)	Value
Hong Kong (1.9%) - continued
6,000	Great Eagle Holdings, Ltd.	$29,567
1,171,000	Haitong International Securities Group, Ltd.	529,203
619,000	Hang Lung Group, Ltd.	1,831,604
61,794	Hong Kong Exchanges and Clearing, Ltd.	1,831,298
322,000	Luk Fook Holdings International, Ltd.	1,145,619
766,000	Melco International Development, Ltd.	2,178,854
154,000	Shun Tak Holdings, Ltd.	62,505
169,000	Sun Hung Kai Properties, Ltd.	2,650,384
19,000	Sunlight Real Estate Investment Trust	13,265

	Total	17,699,153

Hungary (0.1%)
48,817	Richter Gedeon Nyrt	882,243

	Total	882,243

India (2.0%)
90,300	Aditya Birla Capital, Ltd.[a]	193,271
47,500	Grasim Industries, Ltd.	711,438
28,379	Hero Motocorp, Ltd.	1,364,583
77,000	Hindustan Unilever, Ltd.	1,946,857
147,548	Housing Development Finance Corporation	4,296,639
547,394	ITC, Ltd.	2,379,124
99,200	Kotak Mahindra Bank, Ltd.	1,893,569
87,836	Tata Consultancy Services, Ltd.	2,487,228
48,428	Ultra Tech Cement, Ltd.	2,965,051

	Total	18,237,760

Indonesia (0.7%)
5,430,200	Astra International Tbk PT	2,694,048
1,071,600	Indocement Tunggal Prakarsa Tbk PT	1,051,577
1,439,800	PT Bank Central Asia Tbk	2,324,083

	Total	6,069,708

Ireland (0.4%)
7,627	ICON plc[a]	1,061,373
12,179	Ryanair Holdings plc ADR[a]	1,283,667
126,820	UDG Healthcare plc	1,396,227

	Total	3,741,267

Isle of Man (0.2%)
99,154	GVC Holdings plc	1,523,377

	Total	1,523,377

Israel (0.2%)
178,427	Bank Leumi Le-Israel BM	1,118,254
5,554	First International Bank of Israel, Ltd.	119,498
87,093	Israel Discount Bank, Ltd.	275,326
14,870	Shufersal, Ltd.	89,830

	Total	1,602,908

Italy (2.2%)
149,191	A2A SPA	273,676
52,694	Amplifon SPA	1,175,191
143,461	Anima Holding SPA[c]	768,970
42,941	Assicurazioni Generali SPA	761,471
13,996	ASTM SPA	380,613
10,379	Banca Farmafactoring SPA[c]	64,756
554,952	Banca Monte dei Paschi di Siena SPA[a,b]	1,722,589
474,742	Banco BPM SPA[a]	1,504,635
122,949	Beni Stabili SPA	108,225
5,323	Biesse SPA	219,046

Shares	Common Stock (87.6%)	Value
Italy (2.2%) - continued
1,462	Cerved Information Solutions SPA	$16,796
23,714	DiaSorin SPA	2,544,067
95,304	Enav SPA[c]	490,867
223,754	Enel SPA	1,246,512
3,073	ERG SPA	69,068
3,150	Geox SPA	8,367
1,038	Interpump Group SPA	32,629
25,494	Iren SPA	72,080
60,375	Italgas SPA	347,271
1,528	Italmobiliare SPA	36,629
6,287	La Doria SPA	77,058
52,824	Maire Tecnimont SPA	273,359
127,221	Mediobanca SPA	1,317,323
32,530	Moncler SPA	1,433,709
81,151	OVS SPA[a,c]	265,288
438,931	Piaggio & C. SPA	1,156,954
3,574	Reply SPA	241,404
328,517	Saras SPA	786,539
67,848	Societa Iniziative Autostradali e Servizi SPA	1,201,761
13,998	Technogym SPA[c]	152,401
220,088	Terna Rete Elettrica Nazionale SPA	1,232,849
951	TOD’S SPA	60,541

	Total	20,042,644

Japan (19.2%)
39,800	Adastria Holdings Company, Ltd.	503,559
20,400	Adeka Corporation	345,288
46,700	Aichi Corporation	267,001
7,000	Aisan Industry Company, Ltd.	63,862
29,400	Aisin Seiki Company, Ltd.	1,371,276
34,800	All Nippon Airways Company, Ltd.	1,277,899
5,000	Alpen Company, Ltd.	108,039
26,800	AOKI Holdings, Inc.	384,170
13,500	Aoyama Trading Company, Ltd.	446,477
7,200	Aozora Bank, Ltd.	269,054
8,000	Arcland Sakamoto Company, Ltd.	112,012
42,300	Arcs Company, Ltd.	1,059,091
2,800	Aruhi Corporation	58,733
19,800	Asahi Diamond Industrial Company, Ltd.	144,187
6,900	Ateam, Inc.	145,228
4,400	Autobacs Seven Company, Ltd.	75,617
45,000	Bridgestone Corporation	1,775,088
5,800	Broadleaf Company, Ltd.	35,127
20,900	Canon Electronics, Inc.	441,693
67,600	Canon, Inc.	2,193,238
63,900	Capcom Company, Ltd.	1,657,156
3,700	Cawachi, Ltd.	72,634
41,800	Chiyoda Company, Ltd.	867,682
2,300	Chiyoda Integre Company, Ltd.	50,927
26,100	Citizen Watch Company, Ltd.	171,915
28,400	Coca-Cola Bottlers Japan, Inc.	1,024,044
5,500	Cocokara Fine, Inc.	322,785
4,500	Cosmo Energy Holdings Company, Ltd.	158,812
7,000	Daiho Corporation	41,830
1,400	Daiichi Jitsugyo Company, Ltd.	44,679
9,500	Daiichikosho Company, Ltd.	451,123
1,100	Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	34,983
2,200	Daishi Bank, Ltd.	93,364
29	Daiwa Office Investment Corporation	176,616
800	Daiwabo Holdings Company, Ltd.	41,421
5,300	DCM Holdings Company, Ltd.	47,471
100	Descente, Ltd.	1,902

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
215

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (87.6%)	Value
Japan (19.2%) - continued
8,600	DIC Corporation	$280,824
7,200	Doutor Nichires Holdings Company, Ltd.	135,662
49,600	DTS Corporation	1,887,006
3,900	DUSKIN Company, Ltd.	98,872
34,300	Ebara Corporation	1,040,570
32,800	EDION Corporation	327,894
3,700	Eiken Chemical Company, Ltd.	80,969
5,500	EN-Japan, Inc.	260,250
11,500	EPS Holdings, Inc.	220,035
23,400	Fancl Corporation	1,228,891
8,400	Fields Corporation	75,675
40,600	Financial Products Group Company, Ltd.	492,611
7,600	Foster Electric Company, Ltd.	101,872
16,200	Fuji Machine Manufacturing Company, Ltd.	286,771
12,900	Fuji Oil Holdings, Inc.	424,708
7,500	Fuji Soft, Inc.	305,448
5,100	Fujibo Holdings, Inc.	142,776
17,600	Fujikura, Ltd.	113,448
3,000	Fukui Computer Holdings, Inc.	53,852
21	Fukuoka REIT Corporation	33,064
4,900	Geo Holdings Corporation	61,764
278	GLP J-Reit	297,144
7,700	Goldcrest Company, Ltd.	132,492
1,200	GOLDWIN, Inc.	85,377
104,500	Gree, Inc.	579,223
2,900	Gunma Bank, Ltd.	15,441
2,800	Gunosy Inc.[a]	45,922
5,400	H2O Retailing Corporation	86,467
89,200	Hachijuni Bank, Ltd.	393,249
21,600	Heiwa Corporation	484,514
900	Heiwa Real Estate Company, Ltd.	16,209
228	Heiwa Real Estate REIT, Inc.	220,180
66,400	Hiroshima Bank, Ltd.	456,928
4,000	Hitachi Capital Corporation	106,890
38,200	Hitachi Chemical Company, Ltd.	756,482
23,900	Hitachi High-Technologies Corporation	976,082
355,000	Hitachi, Ltd.	2,481,721
3,900	Hogy Medical Company, Ltd.	134,994
109,300	Hokuetsu Corporation	611,231
21,000	Hokuhoku Financial Group, Inc.	302,558
255,700	Honda Motor Company, Ltd.	7,806,689
2,700	Horiba, Ltd.	186,367
16,100	Hoya Corporation	968,813
60	Hulic REIT, Inc.	92,823
6,100	IBIDEN Company, Ltd.	100,453
247	Ichigo Real Estate Investment Corporation	204,548
7,700	Ichiyoshi Securities Co., Ltd.	75,620
5,100	IDOM, Inc.	18,621
10,000	INES Corporation	106,488
1,800	Infocom Corporation	49,385
2,041	Invesco Office J-Reit, Inc.	285,797
61,300	Isuzu Motors, Ltd.	829,556
69,200	ITOCHU Corporation	1,228,743
4,500	Itochu Enex Company, Ltd.	43,802
15,200	JAFCO Company, Ltd.	556,471
31,200	Japan Airlines Company, Ltd.	1,151,732
39,000	Japan Aviation Electronics Industry, Ltd.	674,652
334	Japan Excellent, Inc.	429,370
314	Japan Rental Housing Investments, Inc.	255,608
268,500	Japan Tobacco, Inc.	7,641,432

Shares	Common Stock (87.6%)	Value
Japan (19.2%) - continued
88,300	JVC Kenwood Corporation	$247,789
162,000	Kajima Corporation	1,263,977
19,000	Kaneka Corporation	167,247
1,800	Kanematsu Electronics, Ltd.	58,982
1,000	Kato Sangyo Company, Ltd.	33,959
26,300	KDDI Corporation	732,110
123	Kenedix Office Investment Corporation	746,037
29,300	Kewpie Corporation	728,693
6,800	Keyence Corporation	3,596,985
34,300	KITZ Corporation	303,757
8,800	KLab, Inc.	101,424
12,700	Kohnan Shoji Company, Ltd.	277,632
22,200	Kokuyo Company, Ltd.	376,196
72,600	Komatsu, Ltd.	2,145,193
2,000	KOMERI Company, Ltd.	47,711
317,400	Konica Minolta Holdings, Inc.	2,849,395
41,300	Konoike Transport Company, Ltd.	657,324
24,300	K’s Holdings Corporation	273,592
14,400	KYB Company, Ltd.	676,548
6,000	Kyokuto Kaihatsu Kogyo Company, Ltd.	98,381
45,900	KYORIN Holdings, Inc.	934,577
40,600	Kyowa Exeo Corporation	1,100,163
10,600	Kyushu Financial Group, Inc.	54,302
181	LaSalle Logiport REIT	178,481
2,200	Lintec Corporation	64,581
11,600	Macnica Fuji Electronics Holdings, Inc.	196,409
6,200	Maeda Corporation	72,871
73,000	Makino Milling Machine Company, Ltd.	589,913
12,200	Mandom Corporation	381,311
9,400	Marusan Securities Company, Ltd.	78,746
2,400	Matsui Securities Company, Ltd.	23,943
33,100	Matsumotokiyoshi Holdings Company, Ltd.	1,435,503
23,400	Maxell Holdings, Ltd.	386,035
50,700	Mazda Motor Corporation	632,652
7,200	Megmilk Snow Brand Company, Ltd.	179,650
9,600	Meiko Network Japan Company, Ltd.	97,080
5,700	MEITEC Corporation	283,126
6,300	Milbon Company, Ltd.	311,184
28,100	Ministop Company, Ltd.	532,272
7,200	Miraca Holdings, Inc.	209,248
165,400	Mitsubishi Chemical Holdings Corporation	1,448,814
39,200	Mitsubishi Corporation	1,095,759
2,300	Mitsubishi Research Institute, Inc.	88,777
5,900	Mitsubishi Shokuhin Company, Ltd.	158,086
4,400	Mitsui Mining and Smelting Company, Ltd.	174,265
6,400	Mitsui Sugar Company, Ltd.	194,268
2,211,500	Mizuho Financial Group, Inc.	3,844,228
1,900	Mizuno Corporation	62,448
125	Mori Hills REIT Investment Corporation	154,506
425	Mori Trust Sogo REIT, Inc.	616,908
5,800	Morinaga Milk Industry Company, Ltd.	191,230
13,000	Murata Manufacturing Company, Ltd.	2,274,687
11,600	Nagase & Co., Ltd.	188,209
13,000	NEC Networks & System Integration Corporation	312,957
25,500	Net One Systems Company, Ltd.	556,569
261,300	NHK Spring Company, Ltd.	2,613,598
25,000	NICHIAS Corporation	309,521

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
216

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (87.6%)	Value
Japan (19.2%) - continued
8,000	Nichicon Corporation	$100,507
51,700	Nichirei Corporation	1,201,870
3,600	Nihon Chouzai Company, Ltd.	95,684
8,200	Nihon M&A Center, Inc.	218,817
11,700	Nikkiso Company, Ltd.	122,939
10,400	Nikkon Holdings Company, Ltd.	281,889
8,800	Nintendo Company, Ltd.	2,976,046
5,400	NIPPO Corporation	101,698
500	Nippon Carbon Company, Ltd.	28,784
83,600	Nippon Kayaku Company, Ltd.	953,336
293,600	Nippon Light Metal Holdings Company, Ltd.	663,257
28,900	Nippon Paper Industries Company, Ltd.	473,486
7,300	Nippon Shokubai Company, Ltd.	521,917
99,200	Nippon Steel & Sumitomo Metal Corporation	1,978,371
2,791	Nippon Telegraph & Telephone Corporation	129,094
5,900	Nippon Thompson Company, Ltd.	43,233
9,500	Nishi-Nippon City Bank, Ltd.	113,507
1,500	Nishio Rent All Company, Ltd.	47,581
843,978	Nissan Motor Company, Ltd.	7,983,277
8,600	Nisshin Oillio Group, Ltd.	239,184
6,900	Nisshin Steel Company, Ltd.	97,039
17,300	Nissin Kogyo Company, Ltd.	296,504
2,000	Noevir Holdings Company, Ltd.	131,593
29,100	North Pacific Bank, Ltd.	104,773
13,900	NSD Company, Ltd.	298,929
203,600	NTN Corporation	898,810
65,900	NTT DOCOMO, Inc.	1,696,591
200	NuFlare Technology, Inc.	12,309
2,700	Oiles Corporation	55,667
4,875	Okinawa Electric Power Company, Inc.	106,196
10,400	Okuma Corporation	587,250
31,500	Onward Holdings Company, Ltd.	214,513
64,500	ORIX Corporation	1,044,739
221,600	Osaka Gas Company, Ltd.	4,264,751
7,600	Paramount Bed Holdings Company, Ltd.	321,969
8,800	Pasona Group, Inc.	150,012
7,100	PC Depot Corporation	34,448
299	Premier Investment Corporation	301,966
14,000	Prima Meat Packers, Ltd.	70,392
4,500	Qol Company, Ltd.	74,129
2,900	Raito Kogyo Company, Ltd.	31,816
6,700	Remixpoint, Inc.	66,463
1,500	Riken Vitamin Company, Ltd.	57,019
18,300	Rohm Company, Ltd.	1,559,769
20,900	ROHTO Pharmaceutical Company, Ltd.	628,550
42,700	Round One Corporation	635,807
27,200	Ryoyo Electro Corporation	437,653
4,600	Sakai Moving Service Company, Ltd.	243,440
17,500	Sangetsu Company, Ltd.	336,437
11,000	Sanken Electric Company, Ltd.	59,844
2,200	Sanki Engineering Company, Ltd.	22,590
16,500	Sankyo Company, Ltd.	650,217
19,500	Sawai Pharmaceutical Company, Ltd.	921,872
4,600	SCSK Corporation	217,507
18,100	Seiko Holdings Corporation	398,165
21,000	Seino Holdings Company, Ltd.	366,776
317,300	Sekisui House, Ltd.	5,408,537
27,500	Senko Group Holdings Company, Ltd.	216,430
32,500	Senshu Ikeda Holdings, Inc.	115,560
15,000	Shiga Bank, Ltd.	79,514
10,400	Shikoku Electric Power Company	139,003

Shares	Common Stock (87.6%)	Value
Japan (19.2%) - continued
9,600	Shimachu Company, Ltd.	$305,083
12,600	SHIMAMURA Company, Ltd.	1,179,061
1,300	Shindengen Electric Manufacturing Company, Ltd.	61,940
30,900	Shinko Electric Industries Company, Ltd.	296,200
39,200	ShinMaywa Industries, Ltd.	474,502
10,200	Ship Healthcare Holdings, Inc.	396,615
30,700	Showa Denko KK	1,464,269
5,100	Sintokogio, Ltd.	47,205
56,400	SKY Perfect JSAT Holdings, Inc.	269,297
10,200	Sodick Company, Ltd.	93,151
39,900	SoftBank Group Corporation	3,332,536
8,300	Square ENIX Holdings Company, Ltd.	392,417
1,100	STUDIO ALICE Company, Inc.	25,384
6,400	Sugi Holdings Company, Ltd.	343,414
66,500	Sumitomo Corporation	1,095,039
388,500	Sumitomo Electric Industries, Ltd.	5,976,351
28,400	Sumitomo Heavy Industries, Ltd.	989,420
2,200	Sumitomo Seika Chemicals Company, Ltd.	109,919
44,000	Suzuki Motor Corporation	2,587,989
11,300	Taiho Kogyo Company, Ltd.	127,079
22,200	Taikisha, Ltd.	644,245
6,800	Taiyo Holdings Company, Ltd.	293,467
37,300	Takara Holdings, Inc.	435,813
84,700	Takara Leben Company, Ltd.	288,321
800	Takasago Thermal Engineering Company, Ltd.	15,721
5,100	Tatsuta Electric Wire and Cable Company, Ltd.	29,026
15,800	TDK Corporation	1,692,763
7,700	TechnoPro Holdings, Inc.	488,736
40,900	TIS, Inc.	1,964,187
2,000	Toda Corporation	17,514
1,300	Toho Holdings Company, Ltd.	32,019
4,800	Tokai Rika Company, Ltd.	99,692
11,500	Tokai Tokyo Financial Holdings, Inc.	66,238
400	Token Corporation	30,841
27,700	Tokyo Dome Corporation	232,076
14,100	Tokyo Electron, Ltd.	2,471,731
1,000	Tokyo Ohka Kogyo Company, Ltd.	36,291
11,800	Tokyo Seimitsu Company, Ltd.	400,557
6,500	Tokyu Construction Company, Ltd.	65,626
334,000	Toppan Printing Company, Ltd.	2,569,893
1,400	Topy Industries, Ltd.	38,418
12,500	Tosei Corporation	123,053
2,300	Towa Pharmaceutical Company, Ltd.	127,937
4,300	Toyo Ink SC Holdings Company, Ltd.	117,745
10,300	Toyo Tanso Company, Ltd.	295,652
80,100	Toyoda Gosei Company, Ltd.	2,032,516
21,400	Toyota Motor Corporation	1,406,646
189,000	Tsubakimoto Chain Company	1,740,719
7,000	Tsumura & Company	227,650
74,200	TV Asahi Holdings Corporation	1,485,799
18,400	Ube Industries, Ltd.	495,289
3,600	UNIZO Holdings Company, Ltd.	66,731
2,000	Wacoal Holdings Corporation	55,106
18,300	Wakita & Company, Ltd.	220,237
1,000	Yellow Hat, Ltd.	28,926
7,100	Yodogawa Steel Works, Ltd.	186,823
17,100	Yumeshin Holdings Company, Ltd.	176,297
9,300	Zenkoku Hosho Company, Ltd.	409,300
3,800	Zenrin Company, Ltd.	104,014

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
217

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (87.6%)	Value
Japan (19.2%) - continued
4,800	Zeria Pharmaceutical Company, Ltd.	$106,288

	Total	174,805,628

Jersey (<0.1%)
190,997	boohoo group plc[a]	502,875

	Total	502,875

Luxembourg (0.1%)
37,274	B&M European Value Retail SA	201,687
12,442	Oriflame Holdings AG	413,815

	Total	615,502

Malaysia (0.2%)
306,500	Public Bank Berhad	1,815,503

	Total	1,815,503

Mexico (0.8%)
29,500	Fomento Economico Mexicano SAB de CV ADR	2,895,130
95,000	Grupo Aeroportuario del Sureste, SAB de CV	1,696,852
391,008	Grupo Financiero Banorte SAB de CV ADR	2,727,316

	Total	7,319,298

Netherlands (3.0%)
25,256	Aalberts Industries NV	1,144,442
44,093	ASR Nederland NV	1,972,557
25,858	BE Semiconductor Industries NV	559,038
33,968	Euronext NVc	2,108,173
19,006	Ferrari NV	2,522,524
103,130	Fiat Chrysler Automobiles NVa	1,758,484
14,269	Heineken Holding NV	1,379,776
5,204	Intertrust NVc	90,579
20,941	Koninklijke DSM NV	2,231,879
4,495	Koninklijke VolkerWessels N.V.	96,977
34,943	NN Group NV	1,543,675
1,704	NSI NV	66,452
1,704	NSI NV, Scrip[a,d]	0
165,475	Pharming Group NVa	249,804
179,131	RELX NV	3,895,848
4,317	SBM Offshore NV	66,890
28,086	TomTom NVa	286,832
119,610	Unilever NV	6,900,383
2,336	Vastned Retail NV	106,070

	Total	26,980,383

New Zealand (<0.1%)
116,768	Air New Zealand, Ltd.	258,451
64,795	Infratil, Ltd.	152,915

	Total	411,366

Norway (1.9%)
43,120	Aker BP ASA	1,540,719
325,125	DnB ASA	6,546,959
632,619	DNO International ASA[a]	1,340,002
14,140	Entra ASA[c]	206,463
14,110	Europris ASA[c]	36,673
3,648	Grieg Seafood ASA	43,317
71,598	Leroy Seafood Group ASA	563,076
11,679	Ocean Yield ASA	95,790
18,146	Odfjell Drilling, Ltd.[a]	69,680
14,265	Petroleum Geo-Services ASA[a]	69,524
20,546	SalMar ASA	1,048,332
11,979	SpareBank 1 Nord-Norge	91,052
14,618	SpareBank 1 SMN	152,902

Shares	Common Stock (87.6%)	Value
Norway (1.9%) - continued
248,636	Telenor ASA	$4,863,820
24,910	TGS Nopec Geophysical Company ASA	949,727

	Total	17,618,036

Philippines (0.5%)
11,120	Ayala Corporation	209,713
3,199,800	Ayala Land, Inc.	2,464,229
1,044,030	Bank of the Philippine Islands	1,930,124

	Total	4,604,066

Poland (0.1%)
34,898	Bank Pekao SA	1,068,553

	Total	1,068,553

Portugal (0.3%)
46,490	Altri SGPS SA	474,983
2,978,379	Banco Espirito Santo SAa,d,e	348
88,519	Galp Energia SGPS SA	1,818,008
26,479	Navigator Company SA	151,015
3,289	Semapa-Sociedade de Investimento e Gestao, SGPS SA	77,175

	Total	2,521,529

Russia (0.4%)
35,278	Lukoil ADR	2,530,536
16,297	Magnit PJSC	1,076,888

	Total	3,607,424

Singapore (0.5%)
157,500	CapitaLand Retail China Trust	179,405
31,900	China Aviation Oil (Singapore) Corporation, Ltd.	35,180
97,300	DBS Group Holdings, Ltd.	1,914,409
62,600	United Engineers, Ltd.	123,261
90,100	United Overseas Bank, Ltd.	1,791,682
256,200	Yanlord Land Group, Ltd.	286,619

	Total	4,330,556

South Africa (0.5%)
123,390	Massmart Holdings, Ltd.	1,103,412
177,800	MTN Group, Ltd.	1,546,747
2,400	Naspers, Ltd.	590,805
241,111	Truworths International, Ltd.	1,497,821

	Total	4,738,785

South Korea (0.5%)
3,914	Amorepacific Corporation	500,487
6,588	Amorepacific Group	564,678
4,663	LG Chem, Ltd.	1,568,277
2,948	NAVER Corporation	1,891,418

	Total	4,524,860

Spain (2.3%)
56,646	ACS Actividades de Construccion y Servicios, SAa	2,482,603
35,579	Amadeus IT Holding SA	3,035,087
7,286	Applus Services SA	105,489
123,664	Banco Bilbao Vizcaya Argentaria SA	905,916
1,042,106	Banco de Sabadell SA	1,734,855
300,987	Bankinter SA	2,903,079
2,708	Bolsas y Mercados Espanoles SA	87,129
389,249	CaixaBank SA	1,790,878
7,318	CIA De Distribucion Integral	173,360
9,651	CIE Automotive SA	296,648
2,574	Construcciones y Auxiliar de Ferrocarriles SA	114,009

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
218

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (87.6%)	Value
Spain (2.3%) - continued
50,424	Enagas SA	$1,409,677
71,425	Ence Energia y Celulosa SA	673,728
20,829	Global Dominion Access SAa,c	108,709
18,188	Lar Espana Real Estate SOCIMI SA	193,539
4,443	Let’s GOWEX SAa,d,e	1
169,784	Mediaset Espana Comunicacion SA	1,335,724
93,891	Merlin Properties Socimi SA	1,386,912
410	Miquel y Costas & Miquel SA	15,200
14,270	Papeles y Cartones de Europa SA	278,442
19,343	Prosegur Compania de Seguridad SA	128,675
79,192	Repsol SA	1,570,764
8,631	Telepizza Group SAc	55,005

	Total	20,785,429

Sweden (2.9%)
7,241	AF AB	180,236
42,775	Arjo AB	145,211
46,016	Atlas Copco AB, Class B	1,205,960
29,997	Axfood AB	607,314
65,443	Betsson ABa	584,142
13,266	Biotage AB	166,837
38,725	Boliden AB	1,152,758
2,337	Castellum AB	42,155
5,930	Clas Ohlson AB	52,120
833	Dechra Pharmaceuticals plc	32,620
14,514	Dustin Group ABc	149,383
69,633	Elekta AB	977,660
17,519	Fastighets AB Balder[a]	509,243
9,797	Getinge AB	105,324
40,754	Granges AB	510,176
55,565	Hemfosa Fastigheter AB	763,119
20,215	Holmen AB	449,971
4,071	Intrum AB	109,529
44,383	Investor AB	1,933,319
986	JM AB	18,155
40,311	Loomis AB	1,264,977
97,138	NetEnt AB	415,285
199,712	Nobina ABc	1,383,731
3,863	Nolato AB	345,888
146,726	Sandvik AB	2,682,985
144,905	SKF AB	2,974,955
207,718	SSAB AB	824,400
124,176	Svenska Cellulosa AB SCA	1,284,842
83,148	Swedish Orphan Biovitrum ABa	2,249,420
32,223	Trelleborg AB	670,965
8,349	Vitrolife AB	108,641
142,607	Volvo AB	2,502,612

	Total	26,403,933

Switzerland (5.4%)
124	ALSO Holding AGa	13,553
654	Bachem Holding AG	92,471
1,818	Bobst Group SA	168,362
877	Bossard Holding AG	175,907
3,815	Cembra Money Bank AG	349,888
25	Conzzeta AG	27,319
41,982	Ferguson plc	3,310,801
321,563	Ferrexpo plc	820,909
5,292	Flughafen Zuerich AG	1,107,326
1,063	Galenica AG*,a	60,721
42,735	GAM Holding AG	432,075
710	Georg Fischer AG	916,076
398,711	Glencore Xstrata plc	1,748,513
695	Inficon Holding AG	325,201
943	Kardex AG	144,824
67,026	Logitech International SA	2,947,766

Shares	Common Stock (87.6%)	Value
Switzerland (5.4%) - continued
10,268	Lonza Group AG	$3,160,670
89,703	Nestle SA	7,310,198
59,226	Novartis AG	4,970,350
67,941	OC Oerlikon Corporation AG	1,055,626
18,747	Pargesa Holding SA	1,565,856
2,544	Partners Group Holding AG	1,930,557
47,957	Roche Holding AG	11,780,470
5,839	Roche Holding AG-BR	1,446,734
103	Schweiter Technologies AG	112,926
1,005	Siegfried Holding AG	433,534
1,777	Straumann Holding AG	1,379,887
1,438	TE Connectivity, Ltd.	134,554
2,243	Tecan Group AG	569,080
3,021	Valora Holding AG	928,762

	Total	49,420,916

Taiwan (0.7%)
791,362	Taiwan Semiconductor Manufacturing Company, Ltd.	6,327,503

	Total	6,327,503

Thailand (0.4%)
175,850	Siam Cement pcl	2,380,302
210,400	Siam Commercial Bank pcl	886,045

	Total	3,266,347

Turkey (0.1%)
84,296	BIM Birlesik Magazalar AS	1,211,600

	Total	1,211,600

United Kingdom (12.3%)
112,049	3i Group plc	1,391,616
38,965	Abcam plc	755,510
58,222	Anglo American plc	1,317,897
55,665	Ashmore Group plc	266,199
74,682	Ashtead Group plc	2,292,681
2,330	ASOS plc[a]	185,519
43,825	Associated British Foods plc	1,410,927
1,954	Aveva Group plc	67,415
81,726	Aviva plc	535,607
565,243	BAE Systems plc	4,838,642
145,397	Barclays plc	369,860
80,511	BBA Aviation plc	369,677
26,062	Bellway plc	996,289
258,590	BHP Billiton plc	5,951,089
9,678	Big Yellow Group plc	120,740
16,432	Bodycote plc	215,814
13,224	Bovis Homes Group plc	199,910
482,432	BP plc	3,625,670
30,103	Brewin Dolphin Holdings plc	138,344
6,799	BTG plc[a]	47,335
6,152	Bunzl plc	182,800
2,360	Clinigen Group plc	31,152
50,696	Coca-Cola HBC AG	1,819,573
3,446	Computacenter plc	70,841
27,762	Daily Mail and General Trust plc	271,651
19,369	Derwent London plc	792,793
127,010	Diageo plc	4,659,653
8,869	Diploma plc	153,245
400,186	Direct Line Insurance Group plc	1,805,568
14,632	Domino’s Pizza Group plc	60,550
39,515	Drax Group plc	188,788
10,431	DS Smith plc	68,917
66,532	Electrocomponents plc	625,854
6,296	EMIS Group plc	75,366
13,274	Fevertree Drinks plc	600,123

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
219

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (87.6%)	Value
United Kingdom (12.3%) - continued
1,293	Games Workshop Group plc	$50,814
1,257	Go-Ahead Group plc	25,441
33,926	Grainger plc	136,266
52,387	Great Portland Estates plc	491,318
18,013	Halma plc	332,289
271,455	Hansteen Holdings plc	391,926
316,197	Hays plc	823,959
484,920	Howden Joinery Group plc	3,035,792
1,418,468	HSBC Holdings plc	13,583,607
91,588	Inchcape plc	847,303
14,323	Indivior plc[a]	57,451
130,069	Intermediate Capital Group plc	1,809,933
95,354	JD Sports Fashion plc	585,174
142,111	Jupiter Fund Management plc	816,534
16,598	Just Eat pcl[a]	172,531
4,535	Keller Group plc	64,167
374,895	Legal & General Group plc	1,290,131
992,728	Lloyds TSB Group plc	813,713
191,600	Man Group plc	436,034
411,188	Marks and Spencer Group plc	1,661,870
61,972	Mondi plc	1,703,941
33,500	Moneysupermarket.com Group plc	138,110
8,391	Morgan Advanced Materials plc	39,296
140,556	National Express Group plc	744,420
15,191	Next plc	1,182,679
36,155	NMC Health plc	1,798,347
14,285	On the Beach Group plc[c]	83,155
29,260	OneSavings Bank plc	167,024
39,244	Ophir Energy plc[a]	22,304
3,737	Oxford BioMedica plc[a]	43,654
227,081	PageGroup plc	1,783,329
92,014	Paragon Banking Group plc	600,670
45,479	Persimmon plc	1,479,178
51,764	Petrofac, Ltd.	416,233
123,476	QinetiQ Group plc	438,870
56,937	Redrow plc	401,395
88,635	RELX plc	1,931,112
2,905	Renishaw plc	208,608
97,485	Rentokil Initial plc	433,412
2,358	Rightmove plc	150,643
63,491	Rio Tinto plc	3,485,695
16,867	Rotork plc	79,566
110,559	Royal Dutch Shell plc, Class A	3,788,492
252,622	Royal Dutch Shell plc, Class B	8,848,597
319,225	Royal Mail plc	1,964,038
21,463	Safestore Holdings plc	157,745
35,223	Saga plc	57,437
3,469	Savills plc	40,319
112,997	Senior plc	470,248
101,050	Smith & Nephew plc	1,749,577
52,371	Smiths Group plc	1,106,773
2,555	Sophos Group plc[c]	16,182
10,509	Spectris plc	319,200
8,521	Spirax-Sarco Engineering plc	776,227
291,427	SSP Group plc	2,607,774
6,267	St. Modwen Properties plc	33,314
12,998	Stagecoach Group plc	27,204
91,032	Standard Chartered plc	820,862
3,993	Superdry plc	65,188
70,713	Tate & Lyle plc	578,359
766,676	Tesco plc	2,618,190
4,992	Tullow Oil plc[a]	14,840
47,934	Unilever plc	2,738,213
21,753	UNITE Group plc	249,708
23,177	Vesuvius plc	192,635
17,000	Victrex plc	704,364

Shares	Common Stock (87.6%)	Value
United Kingdom (12.3%) - continued
15,277	WH Smith plc	$385,716
122,151	William Hill plc	476,785

	Total	112,069,496

United States (0.4%)
14,090	Nice, Ltd. ADR[a]	1,541,446
60,600	Yum China Holding, Inc.	2,186,448

	Total	3,727,894

	Total Common Stock (cost $731,182,770)	797,880,151

Principal Amount	Long-Term Fixed Income (9.1%)
Angola (0.1%)
	Angola Government International Bond
$760,000	8.250%, 5/9/2028[c]	787,512
200,000	9.375%, 5/8/2048[c]	211,869

	Total	999,381

Argentina (0.7%)
	Argentina Government International Bond
1,680,000	Zero Coupon, 2/8/2019[f] 26.892%, (BADLARPP + 2.5%),	69,584
525,000	3/11/2019[f,g]	19,169
150,000	4.500%, 6/21/2019	155,880
10,000	4.500%, 2/13/2020 27.041%, (BADLARPP + 3.25%),	10,290
700,000	3/1/2020[f,g]	25,342
400,000	Zero Coupon, 3/6/2020[f] 32.223%, (ARPP7DRR FLAT),	15,371
9,645,000	6/21/2020[f,g]	368,913
230,000	6.875%, 4/22/2021 27.947%, (BADLARPP + 2%),	230,460
1,225,000	4/3/2022[f,g]	41,332
420,000	3.375%, 1/15/2023[h]	447,169
460,000	7.500%, 4/22/2026	436,315
800,000	6.875%, 1/26/2027	726,808
240,000	5.875%, 1/11/2028	201,122
420,000	5.250%, 1/15/2028[h]	429,415
426,592	7.820%, 12/31/2033[h]	495,940
137,610	7.820%, 12/31/2033[h]	161,718
235,543	8.280%, 12/31/2033	217,288
850,000	7.125%, 7/6/2036	714,434
100,000	2.260%, 12/31/2038[h,i]	71,622
1,110,000	2.500%, 12/31/2038[i]	668,775
100,000	6.250%, 11/9/2047[h]	95,248
830,000	6.875%, 1/11/2048	649,898
	Argentina Letras Del Tosoro
211,493	Zero Coupon, 7/26/2019	203,010
	Argentina Treasury Bond BONCER
100,000	2.500%, 7/22/2021[f]	4,910
	Cablevision SA
150,000	6.500%, 6/15/2021[c]	149,276

	Total	6,609,289

Azerbaijan (<0.1%)
	Azerbaijan Government International Bond
150,000	3.500%, 9/1/2032	127,874

	Total	127,874

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
220

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Belize (<0.1%)
	Belize Government International Bond
$135,900	4.938%, 2/20/2034*	$80,860

	Total	80,860

Bermuda (0.1%)
	Bermuda Government International Bond
200,000	3.717%, 1/25/2027[c]	189,228
	Digicel, Ltd.
200,000	6.000%, 4/15/2021*	185,000
330,000	6.750%, 3/1/2023[c]	284,625

	Total	658,853

Brazil (0.2%)
	Banco do Brasil SA/Cayman
400,000	9.000%, 6/18/2024[g,j]	407,080
	Brazil Government International Bond
85,000	Zero Coupon, 5/15/2055[k]	74,614
	Brazil Loan Trust 1
274,652	5.477%, 7/24/2023*	281,518
	Brazil Minas SPE via State of Minas Gerais
260,000	5.333%, 2/15/2028*	253,703
	Embraer Netherlands BV
31,000	5.050%, 6/15/2025	31,252
	Samarco Mineracao SA
200,000	4.125%, 11/1/2022[l]	149,000

	Total	1,197,167

Cayman Islands (0.1%)
	China Evergrande Group
200,000	8.750%, 6/28/2025	185,615
	Embraer Overseas, Ltd.
20,000	5.696%, 9/16/2023	20,808
	Kaisa Group Holdings, Ltd.
200,000	8.500%, 6/30/2022	171,064
200,000	9.375%, 6/30/2024	162,998

	Total	540,485

Chile (0.2%)
	Chile Government International Bond
680,000	3.240%, 2/6/2028	651,780
	GNL Quintero SA
310,000	4.634%, 7/31/2029[c]	305,350
	Itau CorpBanca
286,000	3.875%, 9/22/2019[c]	287,590
	Sociedad Quimica y Minera de Chile SA
200,000	3.625%, 4/3/2023	195,000
200,000	4.375%, 1/28/2025*	199,250

	Total	1,638,970

Colombia (0.1%)
	Banco de Bogota SA
450,000	6.250%, 5/12/2026[c]	475,605
	Colombia Government International Bond
30,000	8.125%, 5/21/2024	36,225

	Total	511,830

Costa Rica (0.1%)
	Banco de Costa Rica
200,000	5.250%, 8/12/2018	199,500
220,000	5.250%, 8/12/2018[c]	219,450

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Costa Rica (0.1%) - continued
	Banco Nacional de Costa Rica
$220,000	4.875%, 11/1/2018[c]	$219,450
	Costa Rica Government International Bond
30,000	9.995%, 8/1/2020	33,000
200,000	5.625%, 4/30/2043	178,852
210,000	5.625%, 4/30/2043[c]	187,794
240,000	7.158%, 3/12/2045[c]	250,800
	Ecopetrol SA
60,000	7.625%, 7/23/2019	62,449

	Total	1,351,295

Dominican Republic (0.4%)
	Aeropuertos Dominicanos Siglo XXI SA
270,000	6.750%, 3/30/2029[c]	282,150
	Dominican Republic Government International Bond
4,000,000	15.000%, 4/5/2019[m]	83,635
900,000	16.000%, 7/10/2020[m]	20,260
400,000	7.500%, 5/6/2021	422,000
600,000	11.500%, 5/10/2024[m]	12,859
290,000	8.625%, 4/20/2027	327,700
1,600,000	18.500%, 2/4/2028*,m	44,315
210,000	6.000%, 7/19/2028[c]	212,100
2,900,000	11.375%, 7/6/2029[m]	61,202
990,000	6.850%, 1/27/2045	1,008,097
110,000	6.850%, 1/27/2045[c]	112,011
620,000	6.500%, 2/15/2048[c]	609,150

	Total	3,195,479

Ecuador (0.4%)
	Ecuador Government International Bond
390,000	10.750%, 3/28/2022	421,785
740,000	7.950%, 6/20/2024	712,250
700,000	9.650%, 12/13/2026[c]	703,500
540,000	9.625%, 6/2/2027[c]	543,078
770,000	8.875%, 10/23/2027[c]	743,050
380,000	7.875%, 1/23/2028[c]	347,700
	EP PetroEcuador
102,631	7.966%, (LIBOR 3M + 5.63%), 9/24/2019[g]	101,867

	Total	3,573,230

Egypt (0.2%)
	Arab Republic of Egypt
450,000	4.750%, 4/16/2026[c,h]	515,494
390,000	5.625%, 4/16/2030[c,h]	438,936
	Egypt Government International Bond
550,000	7.903%, 2/21/2048[c]	545,855

	Total	1,500,285

El Salvador (<0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/1/2019	103,000
30,000	7.750%, 1/24/2023	31,713
32,000	5.875%, 1/30/2025	30,563
109,000	6.375%, 1/18/2027	105,185
50,000	8.625%, 2/28/2029[c]	54,625

	Total	325,086

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
221

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
France (<0.1%)
	CMA CGM SA
$100,000	5.250%, 1/15/2025[c,h]	$99,515

	Total	99,515

Gabon (0.1%)
	Gabon Government International Bond
420,000	6.375%, 12/12/2024	392,592

	Total	392,592

Guatemala (0.3%)
	Agromercantil Senior Trust
170,000	6.250%, 4/10/2019[c]	172,127
	Guatemala Government International Bond
1,010,000	5.750%, 6/6/2022	1,056,874
230,000	4.500%, 5/3/2026[c]	224,958
350,000	4.375%, 6/5/2027[c]	336,350
500,000	4.875%, 2/13/2028	497,770

	Total	2,288,079

Honduras (0.1%)
	Honduras Government International Bond
290,000	8.750%, 12/16/2020*	316,958
400,000	8.750%, 12/16/2020	437,184

	Total	754,142

India (0.1%)
	Bank of Baroda
790,000	4.875%, 7/23/2019	797,631
	Hindustan Petroleum Corporation, Ltd.
200,000	4.000%, 7/12/2027	184,627
	NTPC, Ltd.
100,000	2.750%, 2/1/2027[h]	116,761
	Reliance Industries, Ltd.
300,000	3.667%, 11/30/2027[c]	277,021

	Total	1,376,040

Indonesia (0.7%)
	Indonesia Government International Bond
320,000	3.700%, 1/8/2022[c]	319,159
843,000	5.875%, 1/15/2024	913,246
520,000	3.375%, 7/30/2025[h]	661,568
240,000	3.750%, 6/14/2028[h]	315,021
200,000	3.750%, 6/14/2028[c,h]	262,518
280,000	8.500%, 10/12/2035	389,701
600,000	6.750%, 1/15/2044	736,610
	Perusahaan Penerbit SBSN Indonesia III
200,000	3.400%, 3/29/2022[c]	196,500
260,000	4.325%, 5/28/2025	260,325
1,020,000	4.150%, 3/29/2027[c]	995,775
1,750,000	4.400%, 3/1/2028[c]	1,736,437

	Total	6,786,860

Ireland (<0.1%)
	Phosagro OAO
220,000	3.949%, 4/24/2023[c]	208,548

	Total	208,548

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Isle of Man (<0.1%)
	Gohl Capital, Ltd.
$200,000	4.250%, 1/24/2027	$192,846

	Total	192,846

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
128,000	3.839%, 12/30/2018[c]	127,957

	Total	127,957

Italy (0.1%)
	Wind Tre SPA
240,000	2.625%, 1/20/2023[c,h]	266,260
160,000	2.625%, 1/20/2023[h]	177,506
340,000	5.000%, 1/20/2026[c]	305,354

	Total	749,120

Ivory Coast (0.1%)
	Ivory Coast Government International Bond
110,000	5.250%, 3/22/2030[h]	125,035
100,000	6.625%, 3/22/2048[c,h]	113,748
100,000	6.625%, 3/22/2048[h]	113,748

	Total	352,531

Japan (<0.1%)
	SoftBank Group Corporation
265,000	6.000%, 7/19/2023[g,j]	240,366

	Total	240,366

Kenya (0.1%)
	Kenya Government International Bond
440,000	6.875%, 6/24/2024	448,278
220,000	7.250%, 2/28/2028[c]	222,475

	Total	670,753

Kuwait (<0.1%)
	State of Kuwait
340,000	3.500%, 3/20/2027	333,663

	Total	333,663

Lebanon (<0.1%)
	Lebanon Government International Bond
100,000	6.600%, 11/27/2026	83,580
50,000	6.850%, 3/23/2027	42,135
10,000	6.650%, 2/26/2030	8,075

	Total	133,790

Luxembourg (0.1%)
	Altice Financing SA
200,000	6.625%, 2/15/2023[c]	202,250
400,000	7.500%, 5/15/2026	389,440
	Gazprom OAO Via Gaz Capital SA
200,000	9.250%, 4/23/2019	207,837
	Sberbank of Russia Via SB Capital SA
400,000	5.500%, 2/26/2024[g]	401,000
	Telefonica Celular del Paraguay SA
200,000	6.750%, 12/13/2022	205,060

	Total	1,405,587

Macedonia, The Former Yugoslav Republic Of (0.1%)
	Macedonia Government International Bond
280,000	5.625%, 7/26/2023[c,h]	376,606

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
222

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Macedonia, The Former Yugoslav Republic Of (0.1%) - continued
$120,000	2.750%, 1/18/2025[h]	$140,774
460,000	2.750%, 1/18/2025[c,h]	539,916

	Total	1,057,296

Mauritius (0.1%)
	Greenko Investment Company
200,000	4.875%, 8/16/2023[c]	185,541
	MTN (Mauritius) Investments, Ltd.
200,000	5.373%, 2/13/2022	199,782
	Neerg Energy, Ltd.
200,000	6.000%, 2/13/2022[c]	189,040

	Total	574,363

Mexico (0.4%)
	America Movil SAB de CV
2,010,000	6.000%, 6/9/2019[n]	105,040
	BBVA Bancomer SA
200,000	5.125%, 1/18/2033[c,g]	186,152
	Gruma, SAB de CV
200,000	4.875%, 12/1/2024[c]	203,952
	Mexican Bonos
1,460,400	6.500%, 6/9/2022[n]	74,947
7,425,500	8.000%, 12/7/2023[n]	402,862
	Mexico Government International Bond
128,000	5.750%, 10/12/2110	126,080
200,000	4.350%, 1/15/2047	178,400
	Petroleos Mexicanos
330,000	6.375%, 2/4/2021	345,675
120,000	5.375%, 3/13/2022	122,940
10,000	3.500%, 1/30/2023	9,502
860,000	5.125%, 3/15/2023[h]	1,117,513
80,000	6.875%, 8/4/2026	83,600
190,000	6.500%, 3/13/2027	193,040
20,000	6.375%, 1/23/2045	17,904
257,000	6.750%, 9/21/2047	237,082
82,000	6.350%, 2/12/2048[c]	72,980
	Unifin Financiera SAB de CV SOFOM ENR
200,000	7.375%, 2/12/2026[c]	194,002

	Total	3,671,671

Netherlands (0.3%)
	Embraer Netherlands Finance BV
10,000	5.400%, 2/1/2027	10,276
	Greenko Dutch BV
290,000	5.250%, 7/24/2024[c]	276,225
	Metinvest BV
225,000	7.750%, 4/23/2023[c]	217,672
	Minejesa Capital BV
200,000	4.625%, 8/10/2030	187,660
	Petrobras Global Finance BV
194,000	6.125%, 1/17/2022	201,120
	Syngenta Finance NV
100,000	1.250%, 9/10/2027[h]	101,527
1,050,000	5.182%, 4/24/2028[c]	1,018,910
300,000	5.676%, 4/24/2048[c]	275,738
	Teva Pharmaceutical Finance Netherlands III BV
190,000	3.150%, 10/1/2026	161,296

	Total	2,450,424

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Nigeria (0.2%)
	Nigeria Government International Bond
$206,000	6.750%, 1/28/2021	$215,528
200,000	6.375%, 7/12/2023	204,941
200,000	6.500%, 11/28/2027[c]	195,460
430,000	7.143%, 2/23/2030[c]	428,224
400,000	7.875%, 2/16/2032	412,520
440,000	7.696%, 2/23/2038[c]	435,318
200,000	7.625%, 11/28/2047[c]	192,694

	Total	2,084,685

Oman (0.1%)
	Oman Government International Bond
200,000	6.750%, 1/17/2048	190,490
1,140,000	6.750%, 1/17/2048[c]	1,085,791

	Total	1,276,281

Pakistan (0.2%)
	Pakistan Government International Bond
220,000	6.875%, 12/5/2027	210,137
1,010,000	6.875%, 12/5/2027[c]	964,722
	Third Pakistan International Sukuk Company, Ltd.
290,000	5.625%, 12/5/2022[c]	276,663

	Total	1,451,522

Panama (<0.1%)
	Panama Government International Bond
200,000	4.500%, 4/16/2050	197,000
	Panama Notas del Tesoro
50,000	4.875%, 2/5/2021	51,875

	Total	248,875

Paraguay (0.2%)
	Banco Regional SAECA
150,000	8.125%, 1/24/2019	153,000
180,000	8.125%, 1/24/2019[c]	183,600
	Paraguay Government International Bond
410,000	4.625%, 1/25/2023	415,043
410,000	5.000%, 4/15/2026[c]	422,300
350,000	4.700%, 3/27/2027[c]	353,500
400,000	6.100%, 8/11/2044	434,000

	Total	1,961,443

Peru (0.1%)
	Abengoa Transmision Sur SA
317,152	6.875%, 4/30/2043*	341,731
	Corporacion Lindley SA
90,000	6.750%, 11/23/2021*	96,187
260,000	6.750%, 11/23/2021	277,875
22,000	4.625%, 4/12/2023	22,303
80,000	4.625%, 4/12/2023[c]	81,100

	Total	819,196

Qatar (0.1%)
	Qatar Government International Bond
200,000	3.875%, 4/23/2023[c]	200,740
210,000	4.500%, 4/23/2028[c]	214,217
360,000	5.103%, 4/23/2048[c]	367,661

	Total	782,618

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
223

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Romania (0.1%)
	Romania Government International Bond
$170,000	2.375%, 4/19/2027[c,h]	$200,081
490,000	3.375%, 2/8/2038[c,h]	551,492
400,000	5.125%, 6/15/2048[c]	402,208

	Total	1,153,781

Russia (0.2%)
	Credit Bank of Moscow
210,000	8.875%, 11/10/2022[g,j]	182,868
	Gazprom OAO Via Gaz Capital SA
300,000	7.288%, 8/16/2037	343,500
	Lukoil International Finance BV
200,000	6.125%, 11/9/2020	209,250
	Russia Government International Bond
200,000	4.875%, 9/16/2023[c]	208,500
1,000,000	4.750%, 5/27/2026	1,013,750

	Total	1,957,868

Senegal (<0.1%)
	Senegal Government International Bond
290,000	4.750%, 3/13/2028[c,h]	331,087

	Total	331,087

Singapore (<0.1%)
	ABJA Investment Company Pte, Ltd.
200,000	5.450%, 1/24/2028	184,234

	Total	184,234

South Africa (0.4%)
	Eskom Holdings SOC, Ltd.
700,000	Zero Coupon, 12/31/2018[o]	50,110
400,000	6.750%, 8/6/2023	392,024
200,000	7.125%, 2/11/2025	193,652
	South Africa Government International Bond
900,000	5.875%, 9/16/2025	938,124
1,080,000	8.000%, 1/31/2030[o]	76,334
2,830,000	7.000%, 2/28/2031[o]	181,911
7,963,000	8.250%, 3/31/2032[o]	562,762
1,020,000	8.875%, 2/28/2035[o]	74,621
1,075,000	8.500%, 1/31/2037[o]	75,504
515,000	9.000%, 1/31/2040[o]	37,540
570,000	6.500%, 2/28/2041[o]	31,527
1,350,000	8.750%, 1/31/2044[o]	95,365
1,050,000	5.650%, 9/27/2047	983,062

	Total	3,692,536

South Korea (<0.1%)
	Shinsegae, Inc.
200,000	2.625%, 5/8/2045[g]	193,601

	Total	193,601

Sri Lanka (0.3%)
	Sri Lanka Government International Bond
350,000	6.250%, 10/4/2020	357,045
200,000	5.750%, 1/18/2022[c]	197,761
660,000	5.750%, 4/18/2023[c]	652,209
400,000	6.125%, 6/3/2025	388,319
370,000	6.850%, 11/3/2025[c]	372,779
200,000	6.825%, 7/18/2026	200,509
430,000	6.200%, 5/11/2027	413,423

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Sri Lanka (0.3%) - continued
$640,000	6.750%, 4/18/2028[c]	$632,977

	Total	3,215,022

Supranational (<0.1%)
	Eastern and Southern African Trade and Development Bank
200,000	5.375%, 3/14/2022	201,752

	Total	201,752

Suriname (0.1%)
	Suriname Government International Bond
200,000	9.250%, 10/26/2026	194,000
280,000	9.250%, 10/26/2026[c]	271,600

	Total	465,600

Turkey (0.8%)
	Export Credit Bank of Turkey
200,000	5.875%, 4/24/2019	199,753
	Hazine Mustesarligi Varlik Kiralama AS
690,000	5.004%, 4/6/2023[c]	644,805
	TC Ziraat Bankasi AS
200,000	5.125%, 5/3/2022	180,860
	Turkey Government International Bond
710,000	7.000%, 6/5/2020	721,360
600,000	6.250%, 9/26/2022	593,082
200,000	3.250%, 3/23/2023	174,552
640,000	5.750%, 3/22/2024	605,158
600,000	3.250%, 6/14/2025[h]	645,198
400,000	6.000%, 3/25/2027	367,240
470,000	5.125%, 2/17/2028	403,189
1,590,000	6.125%, 10/24/2028	1,450,875
10,000	6.875%, 3/17/2036	9,184
100,000	6.750%, 5/30/2040	89,781
600,000	4.875%, 4/16/2043	433,764
1,040,000	5.750%, 5/11/2047	811,117

	Total	7,329,918

Ukraine (0.2%)
	Ukraine Government International Bond
190,000	7.750%, 9/1/2021	193,849
380,000	7.750%, 9/1/2023	382,390
450,000	7.750%, 9/1/2024	447,032
270,000	7.750%, 9/1/2025	264,263
150,000	7.750%, 9/1/2026	144,945
240,000	7.750%, 9/1/2027	229,747

	Total	1,662,226

United Arab Emirates (0.2%)
	Abu Dhabi Crude Oil Pipeline, LLC
790,000	4.600%, 11/2/2047[c]	765,352
	Abu Dhabi Government International Bond
200,000	3.125%, 5/3/2026	190,752
500,000	3.125%, 10/11/2027[c]	470,870
	Dolphin Energy, Ltd.
210,000	5.500%, 12/15/2021	221,298
	Ruwais Power Company PJSC
360,000	6.000%, 8/31/2036[c]	397,800

	Total	2,046,072

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
224

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
United States (0.2%)
	Cemex Finance, LLC.
$140,000	4.625%, 6/15/2024[h]	$172,892
	Citigroup Global Markets Holdings, Inc.
5,500,000	Zero Coupon, 1/17/2019[c,p]	283,172
	Comcel Trust
200,000	6.875%, 2/6/2024	207,472
	Commonwealth of Puerto Rico G.O.
345,000	8.000%, 7/1/2035, Ser. Ae,l	138,000
	Commonwealth of Puerto Rico Public Improvement Refg. G.O.
30,000	5.500%, 7/1/2032, Ser. Ae,l	12,525
10,000	5.500%, 7/1/2039, Ser. Ae,l	4,075
	Commonwealth of Puerto Rico Public Improvement Rfg.
100,000	6.000%, 7/1/2039, Ser. Be,l	41,750
	JP Morgan Chase
8,225,000	Zero Coupon, 2/7/2019[c,q]	419,245
	Puerto Rico Sales Tax Financing Corporation Refg. Rev.
5,000	6.130%, 8/1/2030[e,l]	4,112
45,000	6.000%, 8/1/2031[e,l]	37,012
5,000	6.000%, 8/1/2032[e,l]	4,112
5,000	4.850%, 8/1/2036[e,l]	4,100
5,000	6.050%, 8/1/2037[e,l]	4,112
25,000	6.130%, 8/1/2037[e,l]	20,562
10,000	5.375%, 8/1/2038, Ser. Ce,l	4,075
35,000	6.000%, 8/1/2038[e,l]	28,787
15,000	6.130%, 8/1/2038[e,l]	12,337
100,000	5.250%, 8/1/2041, Ser. Ce,l	40,750
75,000	5.000%, 8/1/2043, Ser. A-1[e,l]	30,563
5,000	5.250%, 8/1/2043, Ser. A-1[e,l]	2,038
	Puerto Rico Sales Tax Financing Corporation Rev.
15,000	5.750%, 8/1/2057[e,l]	12,525
5,000	5.000%, 8/1/2021[e,l]	4,163
10,000	5.500%, 8/1/2022[e,l]	4,075
15,000	5.500%, 8/1/2028, Ser. Ae,l	6,113
20,000	6.130%, 8/1/2029[e,l]	16,450
45,000	6.750%, 8/1/2032, Ser. Ae,l	18,337
20,000	6.050%, 8/1/2036[e,l]	16,450
10,000	5.375%, 8/1/2039, Ser. Ae,l	4,075
15,000	5.000%, 8/1/2040[e,l]	12,488
95,000	5.250%, 8/1/2040[e,l]	79,088
65,000	5.500%, 8/1/2042, Ser. Ae,l	26,488
25,000	5.000%, 8/1/2046[e,l]	20,813
	Puerto Rico Sales Tax Financing Corporation Sales Tax Rev.
50,000	5.750%, 8/1/2037, Ser. Ae,l	20,375

	Total	1,713,131

Uruguay (0.1%)
	Uruguay Government International Bond
380,000	4.975%, 4/20/2055	376,580

	Total	376,580

Venezuela (0.2%)
	Petroleos de Venezuela SA
5,360,000	6.000%, 10/28/2022[l]	1,065,300
3,250,000	6.000%, 5/16/2024[l]	706,875
637,000	6.000%, 11/15/2026[l]	138,548
680,000	5.375%, 4/12/2027[l]	161,092
70,000	5.500%, 4/12/2037[l]	16,275

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Venezuela (0.2%) - continued
	Venezuela Government International Bond
$123,000	9.250%, 5/7/2028[l]	$32,435

	Total	2,120,525

Virgin Islands, British (0.1%)
	Central American Bottling Corporation
110,000	5.750%, 1/31/2027[c]	110,000
	Huarong Finance 2017 Company, Ltd.
200,000	4.500%, 1/24/2022[g,j]	196,090
200,000	4.000%, 11/7/2022[g,j]	189,674

	Total	495,764

Zambia (0.1%)
	Zambia Government International Bond
200,000	5.375%, 9/20/2022	167,420
200,000	8.500%, 4/14/2024	180,282
380,000	8.970%, 7/30/2027[c]	341,434

	Total	689,136

	Total Long-Term Fixed Income (cost $86,865,825)	82,629,680

Shares	Preferred Stock (0.9%)
Germany (<0.1%)
2,925	Draegerwerk AG & Company KGaA	224,631

	Total	224,631

South Korea (0.9%)
222,009	Samsung Electronics Company, Ltd.	7,621,608

	Total	7,621,608

	Total Preferred Stock (cost $4,380,644)	7,846,239

Shares	Collateral Held for Securities Loaned (0.2%)
2,366,543	Thrivent Cash Management Trust	2,366,543

	Total Collateral Held for Securities Loaned (cost $2,366,543)	2,366,543

Shares or Principal Amount	Short-Term Investments (1.7%)
	AT&T, Inc.
224,000	2.670%, 10/5/2018[c,r]	222,974
250,000	2.670%, 10/9/2018[c,r]	248,780
	Federal Home Loan Bank Discount Notes
250,000	1.895%, 8/13/2018[r,s]	249,841
200,000	1.900%, 8/20/2018[r,s]	199,798
300,000	1.905%, 8/23/2018[r,s]	299,650
5,200,000	1.915%, 9/27/2018[r,s]	5,184,192
	Mondelez International, Inc.
400,000	2.600%, 10/2/2018[r]	398,319
	Thrivent Core Short-Term Reserve Fund
839,614	2.320%	8,396,134

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
225

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares or Principal Amount	Short-Term Investments (1.7%)	Value
	VW Credit, Inc.
300,000	2.620%, 9/20/2018[r]	$298,997

	Total Short-Term Investments (cost $15,498,418)	15,498,685

	Total Investments (cost $840,294,200) 99.5%	$906,221,298

	Other Assets and Liabilities, Net 0.5%	4,340,017

	Total Net Assets 100.0%	$910,561,315

a	Non-income producing security.
b	All or a portion of the security is on loan.
c

Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of July 31, 2018, the value of these investments was $43,057,380 or 4.7% of total net assets.

d	Security is valued using significant unobservable inputs. Further information on valuation can be found in the Notes to Financial Statements.
e	In bankruptcy. Interest is not being accrued.
f	Principal amount is displayed in Argentine Pesos.
g

Denotes variable rate securities. The rate shown is as of July 31, 2018. The rates of certain variable rate securities are based on a published reference rate and spread; these may vary by security and the reference rate and spread are indicated in their description. The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

h	Principal amount is displayed in Euros.
i	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of July 31, 2018.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
k	Principal amount is displayed in Brazilian Real.
l	Defaulted security. Interest is not being accrued.
m	Principal amount is displayed in Dominican Republic Pesos.
n	Principal amount is displayed in Mexican Pesos.
o	Principal amount is displayed in South African Rand.
p	Principal amount is displayed in Egyptian Pounds. Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 1/15/2019
q	Principal amount is displayed in Egyptian Pounds. Principal amount is displayed in Egyptian Pounds. Security is linked to Egypt Government International Bond due 2/5/2019
r	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
s	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*

Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Partner Worldwide Allocation Fund as of July 31, 2018 was $1,860,243 or 0.2% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of July 31, 2018.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 4/30/2043	4/8/2014	$317,136
Belize Government International Bond, 2/20/2034	3/22/2017	90,102
Brazil Loan Trust 1, 7/24/2023	7/25/2013	280,257
Brazil Minas SPE via State of Minas Gerais, 2/15/2028	3/22/2013	277,046
Corporacion Lindley SA, 11/23/2021	11/18/2011	90,000
Digicel, Ltd., 4/15/2021	1/20/2016	180,488
Dominican Republic Government International Bond, 2/4/2028	3/6/2013	45,333
Galenica AG	6/21/2018	56,323
Honduras Government International Bond, 12/16/2020	12/11/2013	290,000
Sociedad Quimica y Minera de Chile SA, 1/28/2025	10/23/2014	198,820

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Partner Worldwide Allocation Fund as of July 31, 2018:

Securities Lending Transactions

Common Stock	$2,264,146

Total lending	$2,264,146
Gross amount payable upon return of collateral for securities loaned	$2,366,543

Net amounts due to counterparty	$102,397

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
G.O.	-	General Obligation
Refg.	-	Refunding
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series

Reference Rate Index:

ARPP7DRR	-	Argentina Central Bank 7 Day Repo Reference Rate
BADLARPP	-	Argentina Deposit Rates Badlar Private Banks
LIBOR 3M	-	ICE Libor USD Rate 3 Month

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
226

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Partner Worldwide Allocation Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	122,078,350	2,844,805	119,233,545	–
Consumer Staples	84,252,481	2,895,130	81,357,351	–
Energy	45,052,901	–	45,052,901	–
Financials^	138,454,105	4,728,891	133,724,866	348
Health Care	65,603,322	1,061,373	64,541,949	–
Industrials	116,834,121	1,283,667	115,550,454	–
Information Technology	95,354,516	2,835,355	92,519,161	–
Materials	76,900,291	3,294,043	73,606,248	–
Real Estate	27,690,777	–	27,690,777	–
Telecommunications Services	16,079,549	–	16,079,548	1
Utilities	9,579,738	–	9,579,738	–
Long-Term Fixed Income
Basic Materials	2,549,879	–	2,549,879	–
Capital Goods	214,420	–	214,420	–
Communications Services	2,917,431	–	2,917,431	–
Consumer Cyclical	386,447	–	386,447	–
Consumer Non-Cyclical	952,713	–	952,713	–
Energy	7,179,644	–	7,179,644	–
Financials	6,149,291	–	6,149,291	–
Foreign Government	58,820,986	–	58,820,986	–
Transportation	687,015	–	687,015	–
U.S. Municipals	630,350	–	630,350	–
Utilities	2,141,504	–	2,141,504	–
Preferred Stock
Health Care	224,631	–	224,631	–
Information Technology	7,621,608	–	7,621,608	–
Short-Term Investments	7,102,551	–	7,102,551	–
Subtotal Investments in Securities	$895,458,621	$18,943,264	$876,515,008	$349

Other Investments *	Total
Short-Term Investments	8,396,134
Collateral Held for Securities Loaned	2,366,543
Subtotal Other Investments	$10,762,677
Total Investments at Value	$906,221,298

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,010,055	1,010,055	–	–
Foreign Currency Forward Contracts	674,375	–	674,375	–
Total Asset Derivatives	$1,684,430	$1,010,055	$674,375	$–

Liability Derivatives
Futures Contracts	2,112,724	2,112,724	–	–
Foreign Currency Forward Contracts	637,779	–	637,779	–
Total Liability Derivatives	$2,750,503	$2,112,724	$637,779	$–

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
227

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s futures contracts held as of July 31, 2018. Investments and/or cash totaling $6,362,230 were pledged as the initial margin deposit for these contracts.

Futures Contracts Description	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value and Unrealized
CBOT 10-Yr. U.S. Treasury Note	4	September 2018	$477,726	($39)
CBOT 2-Yr. U.S. Treasury Note	26	September 2018	5,511,391	(15,641)
CBOT 5-Yr. U.S. Treasury Note	66	September 2018	7,482,814	(16,564)
CBOT U.S. Long Bond	19	September 2018	2,731,364	(14,958)
CME Ultra Long Term U.S. Treasury Bond	25	September 2018	3,937,754	(15,098)
Eurex Euro STOXX 50 Index	25	September 2018	1,009,272	20,044
FTSE 100 Index	5	September 2018	503,127	1,119
ICE mini MSCI EAFE Index	464	September 2018	45,531,718	968,042
SFE S&P ASX Share Price Index 200	2	September 2018	224,582	6,401
SGX MSCI Singapore Index	2	August 2018	53,515	681
TSE Tokyo Price Index	4	September 2018	634,182	(8,863)
Total Futures Long Contracts			$68,097,445	$925,124
CME 3 Month Eurodollar	(37)	December 2020	($8,976,333)	$10,308
CME 3 Month Eurodollar	(14)	December 2019	(3,395,087)	2,187
CME 3 Month Eurodollar	(5)	June 2019	(1,214,071)	883
Eurex 10-Yr. Euro BUND	(19)	September 2018	(3,576,318)	(13,816)
Eurex 2-Yr. Euro SCHATZ	(5)	September 2018	(654,668)	390
Eurex 30-Yr. Euro BUXL	(3)	September 2018	(614,950)	(1,201)
Eurex 5-Yr. Euro BOBL	(22)	September 2018	(3,385,355)	(645)
ICE US mini MSCI Emerging Markets Index	(839)	September 2018	(43,964,253)	(2,025,532)
Ultra 10-Yr. U.S. Treasury Note	(2)	September 2018	(253,851)	(367)
Total Futures Short Contracts			($66,034,886)	($2,027,793)
Total Futures Contracts			$2,062,559	($1,102,669)

Reference Description:

ASX	-	Australian Securities Exchange
CBOT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australasia and Far East
FTSE	-	Financial Times Stock Exchange
ICE	-	Intercontinental Exchange
MSCI	-	Morgan Stanley Capital International
S&P	-	Standard & Poor’s
SFE	-	Sydney Futures Exchange
SGX	-	Singapore Stock Exchange
TSE	-	Tokyo Stock Exchange

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
228

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

The following table presents Partner Worldwide Allocation Fund’s foreign currency forward contracts held as of July 31, 2018.

Foreign Currency Forward Contracts

Currency to Receive	Counterparty	Contracts to Receive	Currency to Deliver	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	6,446,758	USD	8/10/2018	$232,771	($2,629)
Argentina Peso	MSC	2,943,457	USD	8/15/2018	105,734	(6,691)
Argentina Peso	MSC	9,417,958	USD	8/17/2018	337,614	(18,696)
Argentina Peso	MSC	1,319,884	USD	9/4/2018	48,144	1,472
Argentina Peso	MSC	1,195,020	USD	9/17/2018	41,554	551
Argentina Peso	MSC	4,304,315	USD	9/27/2018	148,252	560
Argentina Peso	MSC	6,885,046	USD	9/28/2018	236,912	5,287
Argentina Peso	MSC	4,755,611	USD	10/10/2018	161,683	366
Brazilian Real	MSC	5,122,018	USD	8/2/2018	1,364,671	25,777
Chilean Peso	MSC	83,721,821	USD	8/6/2018	131,302	2,638
Chinese Yuan Offshore	SB	1,975,289	USD	9/19/2018	290,002	(7,051)
Chinese Yuan Offshore	MSC	4,503,142	USD	9/19/2018	661,128	(1,006)
Chinese Yuan Offshore	JPM	3,993,961	USD	9/19/2018	586,374	(8,549)
Chinese Yuan Offshore	DB	2,968,812	USD	9/19/2018	435,865	(8,514)
Chinese Yuan Offshore	CITI	976,829	USD	9/19/2018	143,413	(3,541)
Chinese Yuan Offshore	HSBC	1,928,630	EUR	9/19/2018	283,152	(12,834)
Chinese Yuan Offshore	HSBC	3,086,925	USD	9/19/2018	453,206	(14,827)
Colombian Peso	MSC	2,915,191,415	USD	8/22/2018	1,008,350	12,969
Czech Republic Koruna	MSC	6,568,069	EUR	9/19/2018	301,278	6,405
Euro	MSC	635,835	USD	8/31/2018	745,237	(324)
Euro	MSC	1,304,988	PLN	9/19/2018	1,531,580	10,589
Euro	HSBC	254,736	CNH	9/19/2018	298,967	3,053
Euro	MSC	126,062	CZK	9/19/2018	147,950	1,284
Euro	MSC	639,688	HUF	9/19/2018	750,761	6,304
Euro	MSC	125,938	USD	9/19/2018	147,265	(139)
Euro	MSC	363,566	USD	9/19/2018	426,695	2,035
Hong Kong Dollar	MSC	11,038,873	USD	9/19/2018	1,408,104	(3,539)
Hungarian Forint	MSC	555,568,019	EUR	9/19/2018	2,034,719	19,408
Indian Rupee	MSC	35,610,794	USD	9/14/2018	519,212	1,952
Indian Rupee	MSC	52,046,054	USD	9/14/2018	754,813	(734)
Indonesian Rupiah	MSC	14,038,378,839	USD	8/16/2018	971,919	(18,792)
Indonesian Rupiah	MSC	14,282,181,664	USD	8/23/2018	988,070	5,667
Japanese Yen	MSC	48,397,297	USD	9/19/2018	434,402	(7,598)
Mexican Peso	MSC	25,196,081	USD	9/19/2018	1,340,857	79,850
New Taiwan Dollar	MSC	8,934,430	USD	8/6/2018	291,952	(71)
New Taiwan Dollar	MSC	64,399,367	USD	8/17/2018	2,105,853	(5,054)
New Taiwan Dollar	MSC	8,934,430	USD	8/17/2018	291,841	9
Polish Zloty	MSC	5,197,934	EUR	9/19/2018	1,423,945	(4,706)
Polish Zloty	MSC	3,104,079	USD	9/19/2018	850,346	(6,318)
Russian Ruble	MSC	62,450,053	USD	8/20/2018	997,365	8,452
Singapore Dollar	MSC	679,227	USD	9/19/2018	499,615	476
Singapore Dollar	MSC	397,762	EUR	9/19/2018	292,579	(4,125)
South African Rand	MSC	2,692,737	USD	8/8/2018	204,301	7,737
South African Rand	MSC	38,501,549	USD	9/19/2018	2,906,408	55,090
South Korean Won	MSC	719,276,810	USD	8/3/2018	643,067	(2,163)
South Korean Won	MSC	1,637,769,774	USD	8/17/2018	1,465,099	8,781
Thai Baht	MSC	4,777,089	USD	8/14/2018	143,654	(5,737)
Turkish Lira	MSC	4,495,515	USD	9/19/2018	892,944	(30,095)
Total					$32,480,925	$92,979

Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Argentina Peso	MSC	6,446,757	USD	8/10/2018	$232,771	($3,483)
Brazilian Real	MSC	5,122,019	USD	8/2/2018	1,364,671	(28,018)
Brazilian Real	MSC	1,221,967	USD	9/5/2018	324,305	3,212
Chilean Peso	MSC	119,967,130	USD	8/6/2018	188,145	(3,949)
Chinese Yuan Offshore	MSC	1,366,691	USD	9/19/2018	200,650	594
Chinese Yuan Offshore	JPM	975,611	USD	9/19/2018	143,234	3,705
Chinese Yuan Offshore	BNP	7,853,990	USD	9/19/2018	1,153,082	60,627
Chinese Yuan Offshore	HSBC	1,910,552	EUR	9/19/2018	280,497	15,417
Chinese Yuan Offshore	HSBC	8,472,487	USD	9/19/2018	1,243,887	61,757
Chinese Yuan Offshore	CITI	1,027,201	USD	9/19/2018	150,808	2,428

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
229

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Foreign Currency Forward Contracts

Currency to Deliver	Counterparty	Contracts to Deliver	Currency to Receive	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Offshore	DB	2,957,830	USD	9/19/2018	$434,254	$9,070
Chinese Yuan Offshore	SB	2,989,135	USD	9/19/2018	438,849	12,862
Colombian Peso	MSC	854,204,945	USD	8/22/2018	295,465	633
Czech Republic Koruna	MSC	1,894,429	USD	9/19/2018	86,898	622
Czech Republic Koruna	MSC	3,248,732	EUR	9/19/2018	149,020	(2,354)
Euro	MSC	7,479,578	USD	8/31/2018	8,766,505	96,269
Euro	MSC	1,207,492	PLN	9/19/2018	1,417,157	11,494
Euro	MSC	1,718,832	HUF	9/19/2018	2,017,284	(1,973)
Euro	MSC	251,006	SGD	9/19/2018	294,589	2,115
Euro	MSC	251,978	CZK	9/19/2018	295,731	(858)
Euro	MSC	1,608,305	USD	9/19/2018	1,887,565	(4,459)
Euro	HSBC	251,993	CNH	9/19/2018	295,748	238
Euro	MSC	450,569	USD	9/19/2018	526,870	2,359
Hong Kong Dollar	MSC	854,343	USD	8/10/2018	108,876	149
Hong Kong Dollar	MSC	4,990,260	USD	9/19/2018	636,551	482
Hong Kong Dollar	HSBC	5,236,742	USD	9/19/2018	667,991	7,009
Hungarian Forint	MSC	210,105,133	EUR	9/19/2018	769,492	(25,035)
Indian Rupee	MSC	54,747,659	USD	9/14/2018	793,994	64
Indonesian Rupiah	MSC	985,998,943	USD	8/23/2018	68,213	(187)
Japanese Yen	MSC	49,504,099	USD	9/19/2018	444,336	5,164
Mexican Peso	MSC	11,039,207	USD	8/28/2018	589,446	(56,807)
Mexican Peso	MSC	37,897,342	USD	9/19/2018	2,016,777	(131,748)
New Taiwan Dollar	MSC	8,934,430	USD	8/6/2018	291,841	(152)
New Taiwan Dollar	MSC	50,410,870	USD	8/17/2018	1,648,432	(1,238)
New Taiwan Dollar	MSC	33,842,158	USD	10/11/2018	1,110,578	4,852
Polish Zloty	MSC	5,697,964	EUR	9/19/2018	1,560,926	(39,935)
Polish Zloty	MSC	540,336	EUR	9/19/2018	147,847	(443)
Russian Ruble	MSC	71,626,024	USD	8/20/2018	1,143,911	(17,318)
Singapore Dollar	MSC	2,149,999	USD	9/19/2018	1,581,459	10,574
South African Rand	MSC	16,107,376	USD	8/8/2018	1,222,088	29,649
South African Rand	MSC	189,165	USD	9/19/2018	14,366	(4)
South African Rand	MSC	38,210,339	USD	9/19/2018	2,884,426	(89,213)
South Korean Won	MSC	719,276,810	USD	8/3/2018	643,067	(282)
South Korean Won	MSC	1,733,088,121	USD	8/17/2018	1,550,369	(17,198)
South Korean Won	MSC	327,087,500	USD	8/17/2018	292,395	174
Thai Baht	MSC	4,792,387	USD	8/14/2018	144,114	1,855
Turkish Lira	MSC	4,328,959	USD	9/19/2018	859,863	24,897
Total					$43,379,343	($56,383)
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Forward Contracts						$36,596

Counterparty:

BNP	-	BNP Paribas
CITI	-	Citibank
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
SB	-	Standard Bank plc

Currency:
CNH	-	Chinese Yuan Offshore
CZK	-	Czech Republic Koruna
EUR	-	Euro
HUF	-	Hungarian Forint
PLN	-	Polish Zloty
SGD	-	Singapore Dollar
USD	-	United States Dollar

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
230

PARTNER WORLDWIDE ALLOCATION FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Partner Worldwide Allocation Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$11,779	$169,070	$172,453	840	$8,396	0.9%
Total Affiliated Short-Term Investments	11,779				8,396	0.9

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	25,847	23,480	2,367	2,367	0.2
Total Collateral Held for Securities Loaned	–				2,367	0.2
Total Value	$11,779				$10,763

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 -7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$0	$169
Total Income from Affiliated Investments				$169

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	34
Total Affiliated Income from Securities Loaned, Net				$34
Total	$–	$–	$0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
231

SMALL CAP GROWTH FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (95.4%)	Value
Consumer Discretionary (14.7%)
459	Bright Horizons Family Solutions, Inc.[a]	$49,109
589	Burlington Stores, Inc.[a]	90,005
451	Children’s Place, Inc.	55,428
1,757	Core-Mark Holding Company, Inc.	42,484
2,440	Duluth Holdings, Inc.[a]	56,169
789	Five Below, Inc.[a]	76,659
727	G-III Apparel Group, Ltd.[a]	33,224
1,535	Habit Restaurants, Inc.[a]	19,495
1,776	Nutrisystem, Inc.	71,040
501	Oxford Industries, Inc.	46,152
644	Papa John’s International, Inc.	27,022
1,010	Planet Fitness, Inc.[a]	47,995
1,075	Six Flags Entertainment Corporation	69,821
245	Vail Resorts, Inc.	67,833
1,177	Wingstop, Inc.	58,085

	Total	810,521

Consumer Staples (1.7%)
1,271	e.l.f. Beauty, Inc.[a]	18,353
881	MGP Ingredients, Inc.	72,304

	Total	90,657

Energy (3.1%)
2,715	Callon Petroleum Company[a]	29,214
1,166	Nine Energy Service, Inc.[a]	34,059
1,505	Parsley Energy, Inc.[a]	47,302
896	Rowan Companies plc[a]	12,974
1,451	Transocean, Ltd.[a]	18,674
1,404	WPX Energy, Inc.[a]	26,353

	Total	168,576

Financials (10.3%)
651	Ameris Bancorp	30,337
786	Bank OZK	32,147
1,133	Essent Group, Ltd.[a]	43,507
1,456	Hamilton Lane, Inc.	71,300
340	Interactive Brokers Group, Inc.	20,352
2,233	Investment Technology Group, Inc.	49,461
265	MarketAxess Holdings, Inc.	51,349
702	PacWest Bancorp	35,254
1,619	Santander Consumer USA Holdings Inc.	31,150
1,348	Seacoast Banking Corporation of Florida[a]	39,510
5,447	SLM Corporation[a]	61,497
720	Stifel Financial Corporation	39,694
145	SVB Financial Group[a]	44,643
292	Western Alliance Bancorp[a]	16,562

	Total	566,763

Health Care (19.0%)
64	ABIOMED, Inc.[a]	22,690
607	Aerie Pharmaceuticals, Inc.[a]	41,003
348	Arena Pharmaceuticals, Inc.[a]	13,429
868	Cardiovascular Systems, Inc.[a]	32,923
1,242	Catalent, Inc.[a]	51,791
633	Concert Pharmaceuticals, Inc.[a]	10,122
1,239	Evolent Health, Inc.[a]	25,028
3,343	GenMark Diagnostics, Inc.[a]	22,331
436	Immunomedics, Inc.[a]	10,433
406	Inogen, Inc.[a]	80,896
1,674	Intersect ENT, Inc.[a]	54,154
280	Intra-Cellular Therapies, Inc.[a]	5,620
664	LHC Group, Inc.[a]	57,157
731	Merit Medical Systems, Inc.[a]	39,693

Shares	Common Stock (95.4%)	Value
Health Care (19.0%) - continued
2,204	MiMedx Group, Inc.[a]	$9,367
458	Neurocrine Biosciences, Inc.[a]	46,024
700	Neuronetics, Inc.[a]	17,465
1,019	Nevro Corporation[a]	57,329
737	Novocure, Ltd.[a]	25,058
1,103	NuVasive, Inc.[a]	64,029
2,501	Optinose, Inc.[a]	50,895
242	Prothena Corporation plc[a]	3,596
119	Sage Therapeutics, Inc.[a]	17,174
2,682	Tactile Systems Technology, Inc.[a]	128,924
253	Teleflex, Inc.	68,996
1,201	Veeva Systems, Inc.[a]	90,832

	Total	1,046,959

Industrials (16.9%)
1,182	Aerojet Rocketdyne Holdings, Inc.[a]	39,833
686	ASGN, Inc.[a]	61,946
2,238	Casella Waste Systems, Inc.[a]	61,679
626	Dycom Industries, Inc.[a]	55,814
436	Granite Construction, Inc.	23,522
1,449	Healthcare Services Group, Inc.	58,337
1,102	Heico Corporation	84,160
1,161	Kirby Corporation[a]	96,886
657	Masonite International Corporation[a]	44,840
1,102	Mercury Systems, Inc.[a]	45,987
2,956	MRC Global, Inc.[a]	66,953
67	Saia, Inc.[a]	5,048
823	SiteOne Landscape Supply, Inc.[a]	73,379
1,810	TPI Composites, Inc.[a]	55,784
92	Valmont Industries, Inc.	12,848
1,143	WageWorks, Inc.[a]	60,350
216	Watsco, Inc.	37,262
1,579	Willdan Group, Inc.[a]	44,023

	Total	928,651

Information Technology (28.7%)
1,258	2U, Inc.[a]	95,180
541	Ambarella, Inc.[a]	21,196
182	Arista Networks, Inc.[a]	46,543
1,932	Blackline, Inc.[a]	82,496
752	Ciena Corporation[a]	19,101
588	Cognex Corporation	31,035
956	Descartes Systems Group, Inc.[a]	30,496
1,700	Dolby Laboratories, Inc.	109,565
397	Envestnet, Inc.[a]	23,264
1,088	Guidewire Software, Inc.[a]	93,786
1,284	M/A-COM Technology Solutions Holdings, Inc.[a]	26,746
1,312	Monolithic Power Systems, Inc.	174,076
1,269	New Relic, Inc.[a]	123,981
456	Novanta, Inc.[a]	28,432
1,431	Proofpoint, Inc.[a]	163,205
1,866	Q2 Holdings, Inc.[a]	110,374
5,543	Quantenna Communications, Inc.[a]	88,300
288	Rogers Corporation[a]	33,572
1,532	SailPoint Technologies Holdings, Inc.[a]	36,906
5,650	Sequans Communications SA ADR[a]	9,718
766	SS&C Technologies Holdings, Inc.	40,652
419	Tyler Technologies, Inc.[a]	94,271
130	Ultimate Software Group, Inc.[a]	35,996
1,148	Virtusa Corporation[a]	60,649

	Total	1,579,540

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
232

SMALL CAP GROWTH FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (95.4%)	Value
Real Estate (0.3%)
284	CyrusOne, Inc.	$17,585

	Total	17,585

Telecommunications Services (0.7%)
3,749	ORBCOMM, Inc.[a]	35,841

	Total	35,841

	Total Common Stock (cost $4,801,038)	5,245,093

Shares	Registered Investment Companies (1.6%)	Value
Equity Funds/Exchange Traded Funds (1.6%)
888	SPDR S&P Biotech ETF	84,617

	Total	84,617

	Total Registered Investment Companies (cost $81,061)	84,617

Shares or Principal Amount	Short-Term Investments (2.9%)	Value
	Thrivent Core Short-Term Reserve Fund
16,025	2.320%	160,246

	Total Short-Term Investments (cost $160,246)	160,246

	Total Investments (cost $5,042,345) 99.9%	$5,489,956

	Other Assets and Liabilities, Net 0.1%	7,007

	Total Net Assets 100.0%	$5,496,963

a	Non-income producing security.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
233

SMALL CAP GROWTH FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Small Cap Growth Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	810,521	810,521	–	–
Consumer Staples	90,657	90,657	–	–
Energy	168,576	168,576	–	–
Financials	566,763	566,763	–	–
Health Care	1,046,959	1,046,959	–	–
Industrials	928,651	928,651	–	–
Information Technology	1,579,540	1,579,540	–	–
Real Estate	17,585	17,585	–	–
Telecommunications Services	35,841	35,841	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	84,617	84,617	–	–
Subtotal Investments in Securities	$5,329,710	$5,329,710	$–	$–

Other Investments *	Total
Short-Term Investments	160,246
Subtotal Other Investments	$160,246
Total Investments at Value	$5,489,956

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Growth Fund, is as follows:

Fund	Value 2/28/2018 (inception date)	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$2,165	$2,005	16	$160	2.9%
Total Affiliated Short-Term Investments	–				160	2.9
Total Value	$–				$160

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 2/28/2018 -7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$–	$1
Total Income from Affiliated Investments				$1
Total	$–	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
234

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (94.3%)	Value
Consumer Discretionary (9.2%)
38,150	Cedar Fair, LP	$2,179,891
104,513	Children’s Place, Inc.	12,844,648
216,150	Core-Mark Holding Company, Inc.	5,226,507
460,440	Crocs, Inc.[a]	8,338,568
80,700	G-III Apparel Group, Ltd.[a]	3,687,990
243,070	Michaels Companies, Inc.[a]	4,961,059
240,300	Nutrisystem, Inc.	9,612,000
51,290	Oxford Industries, Inc.	4,724,835
42,350	Papa John’s International, Inc.[b]	1,777,006
28,750	Stamps.com, Inc.[a]	7,503,750
125,940	Zumiez, Inc.[a]	2,852,541

	Total	63,708,795

Consumer Staples (5.1%)
650,020	Cott Corporation	10,393,820
245,170	Hain Celestial Group, Inc.[a]	6,972,635
111,290	John B. Sanfilippo & Son, Inc.[a]	8,554,862
111,370	MGP Ingredients, Inc.	9,140,136

	Total	35,061,453

Energy (5.6%)
604,670	Callon Petroleum Company[a]	6,506,249
825,190	Euronav NVb	6,972,855
141,300	Nine Energy Service, Inc.[a]	4,127,373
316,671	Ring Energy, Inc.[a]	3,914,054
131,600	RPC, Inc.[b]	1,947,680
889,179	Transocean, Ltd.[a]	11,443,734
194,229	WPX Energy, Inc.[a]	3,645,678

	Total	38,557,623

Financials (23.2%)
114,277	Argo Group International Holdings, Ltd.	7,148,026
263,629	Assured Guaranty, Ltd.	10,260,441
233,460	BancorpSouth Bank	7,680,834
280,086	CoBiz Financial, Inc.	6,133,884
150,710	First Interstate BancSystem, Inc.	6,503,137
122,556	Hamilton Lane, Inc.	6,001,567
131,240	Hancock Whitney Corporation	6,594,810
380,393	Heritage Commerce Corporation	5,793,385
157,033	Horace Mann Educators Corporation	6,862,342
117,373	Houlihan Lokey, Inc.	5,770,057
105,643	IBERIABANK Corporation	8,778,933
341,790	Investment Technology Group, Inc.	7,570,649
112,403	Kemper Corporation	8,969,759
48,750	National Bank Holdings Corporation	1,929,525
337,440	PCSB Financial Corporation	6,640,819
19,390	PowerShares QQQ	3,421,366
78,620	Primerica, Inc.	9,025,576
258,410	Santander Consumer USA Holdings Inc.	4,971,808
252,119	Seacoast Banking Corporation of Florida[a]	7,389,608
105,297	State Auto Financial Corporation	3,405,305
379,262	Sterling Bancorp	8,419,616
82,952	Stifel Financial Corporation	4,573,144
238,470	Synovus Financial Corporation	11,785,187
146,660	United Community Banks, Inc.	4,404,200

	Total	160,033,978

Health Care (10.0%)
156,650	Catalent, Inc.[a]	6,532,305
28,811	Heska Corporation[a]	2,888,303
102,450	LHC Group, Inc.[a]	8,818,896
164,350	Myriad Genetics, Inc.[a]	7,190,312
55,530	Neurocrine Biosciences, Inc.[a]	5,580,210

Shares	Common Stock (94.3%)	Value
Health Care (10.0%) - continued
100,488	NuVasive, Inc.[a]	$5,833,328
190,450	Omnicell, Inc.[a]	11,331,775
127,992	Optinose, Inc.[a,b]	2,604,637
87,860	PerkinElmer, Inc.	6,956,755
26,640	Teleflex, Inc.	7,264,994
39,104	West Pharmaceutical Services, Inc.	4,287,754

	Total	69,289,269

Industrials (18.8%)
62,880	AGCO Corporation	3,962,698
52,030	BWX Technologies, Inc.	3,421,493
35,500	Curtiss-Wright Corporation	4,722,565
143,450	Encore Wire Corporation	6,993,187
88,150	Genesee & Wyoming, Inc.[a]	7,580,900
50,703	Granite Construction, Inc.	2,735,427
47,840	ICF International, Inc.	3,523,416
131,915	KeyW Holding Corporation[a,b]	1,170,086
222,720	Kirby Corporation[a]	18,585,984
69,760	Lindsay Corporation	6,567,206
649,966	MRC Global, Inc.[a]	14,721,730
662,590	Nexeo Solutions, Inc.[a]	6,016,317
94,100	Oshkosh Corporation	7,081,025
265,630	Primoris Services Corporation	7,174,666
143,276	Raven Industries, Inc.	5,559,109
147,110	Terex Corporation	6,490,493
49,230	TransUnion	3,564,252
250,350	Univar, Inc.[a]	6,882,122
38,940	Valmont Industries, Inc.	5,437,971
99,639	Waste Connections, Inc.	7,732,983

	Total	129,923,630

Information Technology (13.8%)
27,593	Arista Networks, Inc.[a]	7,056,358
112,230	Belden, Inc.	7,266,892
75,030	Blackline, Inc.[a]	3,203,781
57,510	Booz Allen Hamilton Holding Corporation	2,718,498
247,810	Ciena Corporation[a]	6,294,374
192,490	Dolby Laboratories, Inc.	12,405,981
56,570	Guidewire Software, Inc.[a]	4,876,334
133,590	M/A-COM Technology Solutions Holdings, Inc.[a,b]	2,782,680
199,290	National Instruments Corporation	8,730,895
161,242	Pegasystems, Inc.	8,965,055
163,190	Plexus Corporation[a]	9,696,750
26,075	Q2 Holdings, Inc.[a]	1,542,336
36,807	Rogers Corporation[a]	4,290,592
147,567	SailPoint Technologies Holdings, Inc.[a]	3,554,889
218,075	Virtusa Corporation[a]	11,520,902

	Total	94,906,317

Materials (4.4%)
38,797	Balchem Corporation	3,890,951
55,850	Neenah, Inc.	4,903,630
128,621	Scotts Miracle-Gro Company	10,216,366
147,098	Sensient Technologies Corporation	10,202,718
11,426	United States Lime & Minerals, Inc.	887,800

	Total	30,101,465

Real Estate (2.0%)
242,247	Cousins Properties, Inc.	2,257,742
60,970	CyrusOne, Inc.	3,775,262
131,610	Physicians Realty Trust	2,074,174
147,961	Terreno Realty Corporation	5,461,240

	Total	13,568,418

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
235

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Shares	Common Stock (94.3%)	Value
Utilities (2.2%)
100,110	MDU Resources Group, Inc.	$2,903,190
75,130	New Jersey Resources Corporation	3,474,762
127,860	PNM Resources, Inc.	5,031,291
48,930	Southwest Gas Holdings, Inc.	3,826,326

	Total	15,235,569

	Total Common Stock (cost $502,726,576)	650,386,517

Shares	Registered Investment Companies (3.8%)	Value
Equity Funds/Exchange Traded Funds (3.8%)
35,046	iShares Russell 2000 Index Fund	5,813,080
35,560	SPDR S&P Biotech ETF[b]	3,388,512
65,600	SPDR S&P Health Care Equipment ETF	5,297,200
102,780	SPDR S&P Retail ETF	5,100,972
85,770	Vanguard REIT ETF	7,027,994

	Total	26,627,758

	Total Registered Investment Companies (cost $24,522,301)	26,627,758

Shares	Collateral Held for Securities Loaned (1.9%)	Value
13,026,085	Thrivent Cash Management Trust	13,026,085

	Total Collateral Held for Securities Loaned (cost $13,026,085)	13,026,085

Shares or Principal Amount	Short-Term Investments (1.9%)	Value
	Thrivent Core Short-Term Reserve Fund
1,299,649	2.320%	12,996,487

	Total Short-Term Investments (cost $12,996,486)	12,996,487

	Total Investments (cost $553,271,448) 101.9%	$703,036,847

	Other Assets and Liabilities, Net (1.9%)	(13,222,914)

	Total Net Assets 100.0%	$689,813,933

a	Non-income producing security.
b	All or a portion of the security is on loan.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of July 31, 2018:

Securities Lending Transactions

Common Stock	$12,676,052

Total lending	$12,676,052
Gross amount payable upon return of collateral for securities loaned	$13,026,085

Net amounts due to counterparty	$350,033

Definitions:

ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
236

SMALL CAP STOCK FUND

Schedule of Investments as of July 31, 2018

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of July 31, 2018, in valuing Small Cap Stock Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	63,708,795	63,708,795	–	–
Consumer Staples	35,061,453	35,061,453	–	–
Energy	38,557,623	38,557,623	–	–
Financials	160,033,978	160,033,978	–	–
Health Care	69,289,269	69,289,269	–	–
Industrials	129,923,630	129,923,630	–	–
Information Technology	94,906,317	94,906,317	–	–
Materials	30,101,465	30,101,465	–	–
Real Estate	13,568,418	13,568,418	–	–
Utilities	15,235,569	15,235,569	–	–
Registered Investment Companies
Equity Funds/Exchange Traded Funds	26,627,758	26,627,758	–	–
Subtotal Investments in Securities	$677,014,275	$677,014,275	$–	$–

Other Investments *	Total
Short-Term Investments	12,996,487
Collateral Held for Securities Loaned	13,026,085
Subtotal Other Investments	$26,022,572
Total Investments at Value	$703,036,847

*

Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

There were no significant transfers between Levels during the period ended July 31, 2018. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.

A summary of transactions (in thousands) for the fiscal year to date, in Small Cap Stock Fund, is as follows:

Fund	Value 10/31/2017	Gross Purchases	Gross Sales	Shares Held at 7/31/2018	Value 7/31/2018	% of Net Assets 7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$4,653	$139,468	$131,125	1,300	$12,996	1.9%
Total Affiliated Short-Term Investments	4,653				12,996	1.9

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	41,758	208,057	236,789	13,026	13,026	1.9
Total Collateral Held for Securities Loaned	41,758				13,026	1.9
Total Value	$46,411				$26,022

Fund	Net Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Distributions of Realized Capital Gains	Income Earned 11/1/2017 -7/31/2018
Affiliated Short-Term Investments
Core Short-Term Reserve, 2.320%	$–	$–	$0	$211
Total Income from Affiliated Investments				$211

Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment	–	–	–	104
Total Affiliated Income from Securities Loaned, Net				$104
Total	$–	$–	$0

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
237

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2018

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.

Valuation of International Securities – The Funds value certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service. The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds, with the exception of the Money Market Fund, may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and

238

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2018

(unaudited)

hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds, with the exception of the Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees

239

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2018

(unaudited)

the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the three months ended July 31, 2018, Balanced Income Plus Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative Allocation Fund and Opportunity Income Plus Fund used treasury options to manage the duration of the Fund versus the benchmark.

Futures Contracts – All Funds, with the exception of the Money Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the three months ended July 31, 2018, Aggressive Allocation Fund, Balanced Income Plus Fund, Government Bond Fund, Income Fund, Limited Maturity Bond Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative Allocation Fund, Municipal Bond Fund, Opportunity Income Plus Fund and Partner Worldwide Allocation Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

During the three months ended July 31, 2018, Aggressive Allocation Fund, Balanced Income Plus Fund, Large Cap Stock Fund, Low Volatility Equity Fund, Moderate Allocation Fund, Moderately Aggressive Allocation Fund, Moderately Conservative Allocation Fund, Opportunity Income Plus Fund and Partner Worldwide Allocation Fund used equity futures to manage exposure to the equities markets.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies, all Funds, with the exception of the Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

During the three months ended July 31, 2018, Partner Worldwide Allocation Fund used foreign currency forward contracts in order to gain active currency exposure and to hedge unwanted currency exposure.

Swap Agreements – All Funds, with the exception of the Money Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities,

240

NOTES TO SCHEDULE OF INVESTMENTS

as of July 31, 2018

(unaudited)

recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

241

Item 2. Controls and Procedures

(a) Registrant’s principal executive and principal financial officers have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s principal executive and principal financial officers are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications of registrant’s principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: September 28, 2018	THRIVENT MUTUAL FUNDS

	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment
Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 28, 2018
	By:	/s/ David S. Royal
David S. Royal
President and Chief Investment
Officer (Principal Executive Officer)

Date: September 28, 2018
	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting
Officer (Principal Financial Officer)